As filed with the Securities and Exchange Commission on March 4, 2002
                                           1933 Act Registration No. ___________
--------------------------------------------------------------------------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

               [ ]  Pre-Effective             [ ]  Post-Effective
                    Amendment No.                  Amendment No.

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
               [Exact Name of Registrant as Specified in Charter]

                 Area Code and Telephone Number: (612) 303-1606

                                800 Nicollet Mall
                          Minneapolis, Minnesota 55402
                       -----------------------------------
                    (Address of Principal Executive Offices)

                             Christopher O. Petersen
                       U.S. Bancorp Asset Management, Inc.
                           800 Nicollet Mall, J1012057
                           Minneapolis, MN 55402-7020
                    -----------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                               James D. Alt, Esq.
                        50 South Sixth Street, Suite 1500
                        Minneapolis, Minnesota 55402-1498

         Approximate date of proposed public offering: As soon as possible after the effective date of this Registration Statement.

         The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant's fiscal year ended September 30, 2001 was filed with the Commission on or about December 27, 2001.

It is proposed that this filing will become effective on April 3, 2002 pursuant to Rule 488 of the Securities Act of 1933.

                                     [LOGO]

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                                800 Nicollet Mall
                              Minneapolis, MN 55402

                             _________________, 2002


Dear Shareholders:

         As a shareholder of Capital Growth Fund, Relative Value Fund, Growth & Income Fund or Science & Technology Fund (each, a "Voting Fund"), each a separate series of First American Investment Funds, Inc. ("FAIF"), you are invited to vote on a proposal to reorganize your Voting Fund with and into Large Cap Growth Fund, Large Cap Value Fund, Equity Income Fund or Technology Fund (each, an "Acquiring Fund"), each a separate series of FAIF, at a Special Meeting of Shareholders to be held on May 14, 2002 (the "Special Meeting"). Before the Special Meeting, I would like your vote on the important proposal that pertains to your Voting Fund as described in the accompanying Prospectus/Proxy Statement.

         The Prospectus/Proxy Statement describes the proposed reorganizations of the Voting Funds. All of the assets of each Voting Fund would be acquired by the corresponding Acquiring Fund in exchange solely for shares of the corresponding Acquiring Fund and the assumption by the corresponding Acquiring Fund of the identified liabilities of the respective Voting Fund. Each shareholder will receive shares of the applicable Acquiring Fund that are of the same class, and the same total value, as their Voting Fund shares. The proposed reorganizations are intended to be tax-free reorganizations. As a result, it is anticipated that shareholders will not recognize any gain or loss in connection with the proposed reorganizations.

         Each Voting Fund's investment policies are similar to those of the corresponding Acquiring Fund. Details about each Acquiring Fund's investment objective, investment strategies and risks are contained in the attached Prospectus/Proxy Statement.

         The Board of Directors of FAIF has approved the proposal for each Voting Fund and recommends that you vote FOR the proposal.

         You can vote quickly and easily by toll-free telephone call, by internet or by mail. Just follow the instructions that appear in the voting instructions that accompany this booklet. You will receive a proxy card for each Voting Fund in which you own shares. WHETHER OR NOT YOU EXPECT TO BE PRESENT AT THE SPECIAL MEETING, PLEASE HELP THE FUNDS AVOID THE COST OF A FOLLOW-UP MAILING BY VOTING AS SOON AS POSSIBLE. If you have any questions about the proxy card, please call ________________.

         NOTE: You may receive more than one proxy package if you hold shares in more than one Voting Fund or account. You must return separate proxy cards for separate holdings.

         Thank you for taking this matter seriously and participating in this important process.

                                        Sincerely,

                                        /s/ Thomas S. Schreier

                                        Thomas S. Schreier, President
                                        First American Investment Funds, Inc.

                                 SHAREHOLDER Q&A


Within this package you will find the following:
o        Proxy statement/Prospectus describing proposed reorganization
o        Current Prospectuses of the respective Voting and Acquiring Funds
o        Voting instructions
o        Voting ballot
o        Business reply envelope

The Board of Directors unanimously approved the proposed merger of the funds listed below, subject to the approval of the shareholders of the Voting Funds. The following questions and answers provide a brief overview of the proposal. The Board of Directors also encourages you to read the full text of the enclosed proxy statement carefully.

Q:       WHAT ARE FUND SHAREHOLDERS BEING ASKED TO VOTE UPON?

A: Shareholders of each Voting Fund are being asked to consider and approve a proposal to merge their fund into the existing First American Fund ("Acquiring Funds") set forth below:

         VOTING FUNDS                                      ACQUIRING FUNDS
         First American Capital Growth Fund            ->  First American Large Cap Growth Fund
         First American Growth & Income Fund           ->  First American Equity Income Fund
         First American Relative Value Fund            ->  First American Large Cap Value Fund
         First American Science & Technology Fund      ->  First American Technology Fund

Q:       WHY ARE THE PROPOSED MERGERS BEING RECOMMENDED?

A: The Board of Directors has determined that each proposed reorganization is in the best interests of shareholders. Among the benefits for fund shareholders considered by the Board of Directors, include the potential opportunity for better investment performance due to the investment adviser's ability to focus its resources on fewer products, the potential for reduced operating expenses over time, and that post-reorganization total Acquiring Fund operating expenses (after waivers) will be the same or lower than the current total operating expenses of the Voting Funds.

Q: HOW DO THE INVESTMENT OBJECTIVES AND POLICIES OF THE ACQUIRING FUNDS COMPARE TO THOSE OF THE VOTING FUNDS?

A: Each of the Voting Funds is proposed to be reorganized into an Acquiring Fund that has investment objectives and policies that are the same or similar to those of the Voting Fund.

Q:       WHICH CLASS OF SHARES WILL I RECEIVE IN THE REORGANIZATION?

A: The share class structure for each of the funds involved in the proposed mergers is identical. That is, you will receive the same class of shares following the merger transaction that you currently hold.

Q: WHAT ARE THE TAX IMPLICATIONS TO SHAREHOLDERS IN CONNECTION WITH THE PROPOSED MERGERS AND WHO WILL PAY THE EXPENSES FOR THESE MERGERS?

A: The proposed mergers are anticipated to qualify as tax-free reorganizations. The expenses of the mergers, including legal expenses, printing, packaging, and postage, plus the cost of any supplementary solicitations, will be borne by U.S. Bancorp Asset Management, Inc., investment adviser for the funds.

Q:       WHAT IS THE ANTICIPATED TIMING OF THE REORGANIZATION?

A: The meeting of shareholders to consider the proposal is scheduled to occur on May 14, 2002. If all necessary approvals are obtained, the proposed reorganization will likely take place shortly thereafter.

Q:       WHO WILL RECEIVE THE PROXY MATERIAL?

A: The proxy has been mailed to all persons and entities that held shares of record in the Voting Funds on March 18, 2002. Please note that in some cases, record ownership of and/or voting authority over fund shares may reside with a fiduciary or other agent. In these cases, the fiduciary or other agent may receive the proxy.

Q:       WHEN IS MY PROXY DUE?

A: We would like to receive your vote as soon as possible. You may cast your vote:

         By phone:
         Please see the voting instructions on your proxy ballot. Call the 800 number listed and follow the recorded instructions.

         By Internet:
         Visit http://www.proxyvote.com. Once there, enter the 12 digit control number located on your proxy ballot.

         By mail:
         Please note that you received one proxy ballot for each fund you own. All ballots must be marked with your vote and returned in the business reply envelope included in this package. If you have misplaced your envelope, please mail your proxy to:

         Proxy Services
         P.O. Box
         Xxx, XX, #####


PLEASE READ THE FULL TEXT OF THE ENCLOSED PROXY STATEMENT/PROSPECTUS FOR FURTHER INFORMATION. IF YOU HAVE QUESTIONS, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR FIRST AMERICAN FUNDS AT 800-677-FUND.

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                                800 Nicollet Mall
                              Minneapolis, MN 55402

                               CAPITAL GROWTH FUND
                               RELATIVE VALUE FUND
                              GROWTH & INCOME FUND
                            SCIENCE & TECHNOLOGY FUND

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           To Be Held on May 14, 2002

Dear Shareholders:

         NOTICE IS HEREBY GIVEN THAT a Special Meeting of the Shareholders of Capital Growth Fund, Relative Value Fund, Growth & Income Fund and Science & Technology Fund, each a separate series of First American Investment Funds, Inc. ("FAIF"), a Maryland corporation, will be held at 800 Nicollet Mall, Minneapolis, Minnesota 55402, on May 14, 2002 at 10:00 a.m., Central Time, and any adjournments thereof (the "Special Meeting") for the following purposes:

         1. To consider and act upon an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of Capital Growth Fund, a series of FAIF, by Large Cap Growth Fund, a separate series of FAIF, in exchange for shares of Large Cap Growth Fund and the assumption by Large Cap Growth Fund of the identified liabilities of Capital Growth Fund. The Agreement and Plan of Reorganization also provides for distribution of these shares of Large Cap Growth Fund to shareholders of Capital Growth Fund in liquidation and subsequent termination of Capital Growth Fund. A vote in favor of the Agreement and Plan of Reorganization will be considered a vote in favor of an amendment to the Articles of Incorporation of FAIF effecting the reorganization contemplated by the Agreement and Plan of Reorganization.

         2. To consider and act upon an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of Relative Value Fund, a series of FAIF, by Large Cap Value Fund, a separate series of FAIF, in exchange for shares of Large Cap Value Fund and the assumption by Large Cap Value Fund of the identified liabilities of Relative Value Fund. The Agreement and Plan of Reorganization also provides for distribution of these shares of Large Cap Value Fund to shareholders of Relative Value Fund in liquidation and subsequent termination of Relative Value Fund. A vote in favor of the Agreement and Plan of Reorganization will be considered a vote in favor of an amendment to the Articles of Incorporation of FAIF effecting the reorganization contemplated by the Agreement and Plan of Reorganization.

         3. To consider and act upon an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of Growth & Income Fund, a series of FAIF, by Equity Income Fund, a separate series of FAIF, in exchange for shares of Equity Income Fund and the assumption by Equity Income Fund of the identified liabilities of Growth & Income Fund. The Agreement and Plan of Reorganization also provides for distribution of these shares of Equity Income Fund to shareholders of Growth & Income Fund in liquidation and subsequent termination of Growth & Income Fund. A vote in favor of the Agreement and Plan of Reorganization will be considered a vote in favor of an amendment to the Articles of Incorporation of FAIF effecting the reorganization contemplated by the Agreement and Plan of Reorganization.

         4. To consider and act upon an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of Science & Technology Fund, a series of FAIF, by Technology Fund, a separate series of FAIF, in exchange for shares of Technology Fund and the assumption by Technology Fund of the identified liabilities of Science & Technology Fund. The Agreement and Plan of Reorganization also provides for distribution of these shares of Technology Fund to shareholders of Science & Technology Fund in liquidation and subsequent termination of Science & Technology Fund. A vote in favor of the Agreement and Plan of Reorganization will be considered a vote in favor of an amendment to the Articles of Incorporation of FAIF effecting the reorganization contemplated by the Agreement and Plan of Reorganization.

         5. To consider and act upon such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

         The Board of Directors of FAIF has fixed the close of business on March 18, 2002 as the record date for determination of shareholders entitled to notice of and to vote at the Special Meeting.

                                        By order of the Board of Directors


                                        James L. Chosy
                                        SECRETARY

______________________, 2002

IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY CARD IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY CARD ARE SET FORTH IMMEDIATELY FOLLOWING THIS NOTICE. ALTERNATIVELY, SHAREHOLDERS MAY VOTE BY CALLING A SPECIALLY DESIGNATED TELEPHONE NUMBER ON THE PROXY CARD OR VIA THE INTERNET WEBSITE ON THE PROXY CARD.

                       INSTRUCTIONS FOR SIGNING PROXY CARD

         The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

         1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the proxy card.

         2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

         3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

         REGISTRATION                            VALID SIGNATURE
         ------------                            ---------------

         CORPORATE ACCOUNTS
         ------------------

         (1)     ABC Corp. . . . . . . . . . . . .  ABC Corp.

         (2)     ABC Corp. . . . . . . . . . . . .  John Doe, Treasurer

         (3)     ABC Corp.
                 c/o John Doe, Treasurer . . . . .  John Doe

         (4)     ABC Corp. Profit Sharing Plan . .  John Doe, Trustee

         TRUST ACCOUNTS
         --------------

         (1)     ABC Trust . . . . . . . . . . . .  Jane B. Doe, Trustee

         (2)     Jane B. Doe, Trustee
                 u/t/d 12/28/78. . . . . . . . . .  Jane B. Doe

         CUSTODIAL OR ESTATE ACCOUNTS
         ----------------------------

         (1)     John B. Smith, Cust.
                 f/b/o John B. Smith, Jr. UGMA . .  John B. Smith

        (2)      Estate of John B. Smith . . . . .  John B. Smith, Jr., Executor

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                                800 Nicollet Mall
                              Minneapolis, MN 55402
                                 (800) 677-3863

             PROSPECTUS/PROXY STATEMENT DATED ________________, 2002

                          ACQUISITION OF THE ASSETS OF
       CAPITAL GROWTH FUND, RELATIVE VALUE FUND, GROWTH & INCOME FUND AND
                            SCIENCE & TECHNOLOGY FUND
                       EACH A SEPARATELY MANAGED SERIES OF
                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                        BY AND IN EXCHANGE FOR SHARES OF
       LARGE CAP GROWTH FUND, LARGE CAP VALUE FUND, EQUITY INCOME FUND AND
                         TECHNOLOGY FUND, RESPECTIVELY,
                       EACH A SEPARATELY MANAGED SERIES OF
                      FIRST AMERICAN INVESTMENT FUNDS, INC.

         This Prospectus/Proxy Statement is being furnished to shareholders of Capital Growth Fund, Relative Value Fund, Growth & Income Fund and Science & Technology Fund (each, a "Voting Fund," and collectively, the "Voting Funds") for consideration at a Special Meeting of Shareholders to be held on May 14, 2002 at 10:00 a.m., Central Time, at 800 Nicollet Mall, Minneapolis, Minnesota 55402, and any adjournments thereof (the "Meeting").

         As more fully described in this Prospectus/Proxy Statement, the purpose of the Meeting is to vote on the proposed Agreements and Plans of Reorganization (each, a "Plan") in which Large Cap Growth Fund, Large Cap Value Fund, Equity Income Fund and Technology Fund (each, an "Acquiring Fund," and collectively, the "Acquiring Funds"), each a series of First American Investment Funds, Inc. ("FAIF"), would acquire all the assets of Capital Growth Fund, Relative Value Fund, Growth & Income Fund and Science & Technology Fund, respectively, in exchange solely for shares of the corresponding Acquiring Fund and the assumption by the corresponding Acquiring Fund of the identified liabilities of the respective Voting Fund (each, a "Reorganization" and collectively, the "Reorganizations"). The Voting Funds and the Acquiring Funds are sometimes collectively referred to herein as the "Funds."

         If the Reorganizations are approved, shares of the corresponding Acquiring Fund will be distributed to the shareholders of the applicable Voting Fund in liquidation of each Voting Fund, and each Voting Fund will be terminated as a series of FAIF. Each shareholder of a Voting Fund would be entitled to receive that number of full and fractional shares of the corresponding Acquiring Fund of the same class that he or she held in the Voting Fund, with an aggregate net asset value equal to the aggregate net asset value of the shareholder's Voting Fund shares held as of the close of business on the business day immediately prior to the closing of the Reorganization. A vote in favor of a Plan will be considered a vote in favor of an amendment to the Amended and Restated Articles of Incorporation of FAIF effecting the Reorganizations. These transactions are being structured as tax-free reorganizations. See "Information About the Reorganizations - Federal Income Tax Consequences." Shareholders should consult their tax advisors to determine the actual impact of a Reorganization in light of their individual tax circumstances.

                                     GENERAL

         The Board of Directors of First American Investment Funds, Inc. ("FAIF") has approved the proposed Reorganizations. You are being asked to approve the Plan pursuant to which the Reorganizations would be accomplished. Because shareholders of the Voting Funds are being asked to approve a transaction that will result in their holding shares of the corresponding Acquiring Funds, this Proxy Statement also serves as a Prospectus for the Acquiring Funds.

         A vote in favor of each Plan will be considered a vote in favor of an amendment to the Amended and Restated Articles of Incorporation of FAIF effecting a Reorganization. The amendment is attached to the form of Plan attached as Exhibit A to this Prospectus/Proxy Statement.

         Each Voting Fund and each Acquiring Fund is a separate diversified series of FAIF, a Maryland corporation which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objectives of each Voting Fund are similar to those of the corresponding Acquiring Fund, and are as follows:

---------------------------------------- ---------------------------------------
                  Fund                          Investment Objective
                  ----                          --------------------
---------------------------------------- ---------------------------------------
Capital Growth Fund (Voting Fund)        Maximize long-term returns.
---------------------------------------- ---------------------------------------
Large Cap Growth Fund (Acquiring Fund)   Long-term growth of capital.
---------------------------------------- ---------------------------------------


---------------------------------------- ---------------------------------------
                  Fund                          Investment Objective
                  ----                          --------------------
---------------------------------------- ---------------------------------------
Relative Value Fund (Voting Fund)        Maximize total return from capital
                                         appreciation plus income.
---------------------------------------- ---------------------------------------
Large Cap Value Fund (Acquiring Fund)    Capital appreciation as a primary
                                         objective, with current income as a
                                         secondary objective.
---------------------------------------- ---------------------------------------


---------------------------------------- ---------------------------------------
                  Fund                          Investment Objective
                  ----                          --------------------
---------------------------------------- ---------------------------------------
Growth & Income Fund (Voting Fund)       Long-term growth of capital and income.
---------------------------------------- ---------------------------------------
Equity Income Fund (Acquiring Fund)      Long-term growth of capital and income.
---------------------------------------- ---------------------------------------

---------------------------------------- ---------------------------------------
                  Fund                          Investment Objective
                  ----                          --------------------
---------------------------------------- ---------------------------------------
Science & Technology Fund (Voting Fund)  Maximize long-term growth of capital.
---------------------------------------- ---------------------------------------
Technology Fund (Acquiring Fund)         Long-term growth of capital.
---------------------------------------- ---------------------------------------

         While the investment strategies for each Voting Fund are compatible with those of the corresponding Acquiring Fund, there are certain differences which are described under "Comparative Information on Investment Objectives, Strategies and Risks" in this Prospectus/Proxy Statement.

         This Prospectus/Proxy Statement explains concisely the information about the Acquiring Fund that corresponds to your Voting Fund that you should know before voting on the Reorganization. Please read it carefully and keep it for future reference. Additional information concerning the Funds and the Reorganizations is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission ("SEC"):

         o Prospectuses of First American Investment Funds, Inc., related to the designated share classes of each Voting Fund and Acquiring Fund, dated January 28, 2002, as supplemented on February 20, 2002, February 22, 2002, and, with respect to Science & Technology Fund and Technology Fund, on February 28, 2002. THIS DOCUMENT ACCOMPANIES THIS PROSPECTUS/PROXY STATEMENT.

         o Annual report of First American Investment Funds, Inc., related to each Voting Fund and Acquiring Fund, for the year ended September 30, 2001. THIS DOCUMENT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE IF YOU WRITE OR CALL FIRST AMERICAN INVESTMENT FUNDS, INC. AT THE ADDRESS OR TELEPHONE NUMBER ON THE COVER PAGE OF THIS PROSPECTUS/PROXY STATEMENT.

         o Statement of Additional Information of First American Investment Funds, Inc., related to each Voting Fund and Acquiring Fund, dated January 28, 2002. THIS DOCUMENT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE IF YOU WRITE OR CALL FIRST AMERICAN INVESTMENT FUNDS, INC. AT THE ADDRESS OR TELEPHONE NUMBER ON THE COVER PAGE OF THIS PROSPECTUS/PROXY STATEMENT.

         o Statement of Additional Information dated _____________, 2002 which relates to this Prospectus/Proxy Statement and the Reorganizations. THIS DOCUMENT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE IF YOU WRITE OR CALL FIRST AMERICAN INVESTMENT FUNDS,
            INC. AT THE ADDRESS OR TELEPHONE NUMBER ON THE COVER PAGE OF THIS PROSPECTUS/PROXY STATEMENT.

         You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following E-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

         Information relating to each Voting Fund and Acquiring Fund contained in the prospectuses of FAIF dated January 28, 2002, as supplemented (SEC File No. 811-05309), is incorporated by reference into this document. (This means that such information is legally considered to be part of this Prospectus/Proxy Statement.) As indicated above, you will receive a copy of this document with this Prospectus/Proxy Statement. The Statement of Additional Information dated __________________, 2002 relating to this Prospectus/Proxy Statement and the Reorganizations is also incorporated by reference into this document.

--------------------------------------------------------------------------------
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


AN INVESTMENT IN AN ACQUIRING FUND:

o  IS NOT A DEPOSIT OF, OR GUARANTEED BY, ANY BANK

o IS NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY

o IS NOT ENDORSED BY U.S. BANK NATIONAL ASSOCIATION, U.S. BANCORP ASSET MANAGEMENT, INC. OR ANY OF THEIR AFFILIATES OR ANY OTHER BANK OR GOVERNMENT AGENCY

o INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PURCHASE PRICE OF YOUR ORIGINAL INVESTMENT

                                TABLE OF CONTENTS

                                                                            Page
SUMMARY                                                                        6
         Why are the Reorganizations being proposed?...........................6
         What are the key features of the Reorganizations?.....................6
         After the Reorganizations, what shares will I own?....................6
         Will I have to pay Federal income taxes as a result of the
         Reorganizations?......................................................7
         How do FAIF's Directors recommend that I vote?........................7
         How do the Funds' investment objectives, principal investment strategies and risks compare?.........................................8
         Who will manage my Fund after the Reorganizations?....................8
         How do the Funds' fees and expenses compare?..........................8
         How do the Funds' performance records compare?.......................15
         Will I be able to purchase and redeem shares, exchange my shares and receive dividends and distributions the same way?................17
         What will the management fees be after the Reorganizations?..........18
COMPARATIVE INFORMATION ON INVESTMENT OBJECTIVES, STRATEGIES AND RISKS        18
ADDITIONAL INFORMATION ABOUT THE FUNDS                                        27
         Distribution of Shares...............................................27
         Purchase and Redemption Procedures...................................28
         Exchange Privileges..................................................29
         Dividends and Distributions..........................................30
         Additional Information...............................................30
INFORMATION ABOUT THE REORGANIZATIONS                                         30
         Reasons for the Reorganizations......................................30
         Agreements and Plans of Reorganization...............................32
         Federal Income Tax Consequences......................................33
         Pro-forma Capitalization.............................................34
COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS                               37
VOTING INFORMATION CONCERNING THE MEETING                                     37
         Shareholder Information..............................................39
         Control Persons and Principal Holders of Securities..................40
FINANCIAL STATEMENTS AND EXPERTS                                              40
OTHER BUSINESS                                                                40

EXHIBIT A  Form of Agreement and Plan of Reorganization......................A-1
EXHIBIT B  Management Discussion of Fund Performance.........................B-1

                                     SUMMARY

         This section summarizes the primary features and consequences of the Reorganizations. It may not contain all of the information that is important to you. To understand the Reorganizations, you should read this entire Prospectus/Proxy Statement and accompanying exhibit.

         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the prospectus and Statement of Additional Information relating to the Funds and a form of the Agreements and Plans of Reorganization, which is attached to this Prospectus/Proxy Statement as Exhibit A.

         WHY ARE THE REORGANIZATIONS BEING PROPOSED?

         For the reasons set forth below under "Information About the Reorganizations - Reasons for the Reorganizations," FAIF's directors, including such directors who are not "interested persons" (the "Disinterested Directors"), as such term is defined in the 1940 Act, have concluded that the Reorganizations would be in the best interests of the shareholders of the Voting Funds and that the interests of each Voting Fund's existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganizations. Therefore, the Board of Directors has approved the Reorganizations and has submitted the Plan for approval by each Voting Fund's shareholders.

         WHAT ARE THE KEY FEATURES OF THE REORGANIZATIONS?

         Each Plan sets forth the key features of the Reorganization to which it relates. The Reorganizations are expected to be completed on or about May 20, 2002. Exhibit A to this Prospectus/Proxy Statement is a form of the Agreement and Plan of Reorganization, which sets forth the terms and conditions of each Plan. Each Plan generally provides for the following:

         o the transfer of all of the assets of the Voting Fund to the corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund;

         o the assumption by the corresponding Acquiring Fund of the identified liabilities of the Voting Fund being acquired (the identified liabilities consist only of those liabilities reflected on a statement of assets and liabilities of the Voting Fund determined immediately preceding the Reorganization); and

         o the liquidation of the Voting Fund by distribution of shares of the corresponding Acquiring Fund to the Voting Fund's shareholders.

         AFTER THE REORGANIZATIONS, WHAT SHARES WILL I OWN?

         If the Reorganizations are approved, you will become a shareholder of the Acquiring Fund listed opposite your Voting Fund's name in the table below. You will receive shares of the Acquiring Fund that are of the same class, and the same total value, as the Voting Fund shares you hold as of the close of business on the day of the Reorganizations.

--------------------------------------- ----------------------------------------
               Voting Fund                            Acquiring Fund
               -----------                            --------------
--------------------------------------- ----------------------------------------
Capital Growth Fund                     Large Cap Growth Fund
--------------------------------------- ----------------------------------------
Relative Value Fund                     Large Cap Value Fund
--------------------------------------- ----------------------------------------
Growth & Income Fund                    Equity Income Fund
--------------------------------------- ----------------------------------------
Science & Technology Fund               Technology Fund
--------------------------------------- ----------------------------------------

         WILL I HAVE TO PAY FEDERAL INCOME TAXES AS A RESULT OF THE REORGANIZATIONS?

         The transactions are intended to qualify as tax-free reorganizations for Federal income tax purposes. Assuming the Reorganizations qualify for such treatment, shareholders would not recognize taxable gain or loss as a result of the Reorganizations. The holding period and aggregate tax basis of Acquiring Fund shares that are received by each Voting Fund shareholder will be the same as the holding period and aggregate tax basis of the Voting Fund shares previously held by such shareholders. In addition, the holding period and tax basis for the assets of a Voting Fund in the hands of the corresponding Acquiring Fund as a result of a Reorganization will be the same as in the hands of the Voting Fund immediately prior to the Reorganization.

         As a condition to the closing of the Reorganizations, the Voting Funds will receive an opinion of counsel to the effect that the Reorganizations will qualify as tax-free reorganizations for Federal income tax purposes. You should separately consider any state, local and other tax consequences in consultation with your tax advisor. Opinions of counsel are not binding on the IRS or the courts. See "Information About the Reorganizations - Federal Income Tax Consequences" below for more detailed information about Federal income tax considerations.

         HOW DO FAIF'S DIRECTORS RECOMMEND THAT I VOTE?

         FAIF's directors, including the Disinterested Directors, have concluded that the Reorganizations would be in the best interest of the shareholders of each applicable Voting Fund, and that your interests will not be diluted as a result of the Reorganizations. Accordingly, FAIF's directors have submitted the Plans for the approval of the shareholders of each applicable Voting Fund.

         Approval of a Reorganization will require the affirmative vote of a majority of the outstanding shares of each Voting Fund, with all classes of the Voting Fund voting together and not by class.

         FAIF'S DIRECTORS RECOMMEND THAT YOU VOTE FOR THE PROPOSED REORGANIZATION WHICH APPLIES TO YOUR VOTING FUND.

         The directors of FAIF have also approved the Plans on behalf of the Acquiring Funds.

         HOW DO THE FUNDS' INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS COMPARE?

         The investment objectives and policies of each Voting Fund are similar, and in some cases identical, to those of the corresponding Acquiring Fund. See "Comparative Information on Investment Objectives, Strategies and Risks" below for a detailed summary of comparative investment objectives, investment strategies and risks of each Voting Fund compared with those of the Acquiring Fund into which it will be combined.

         WHO WILL MANAGE MY FUND AFTER THE REORGANIZATIONS?

         Each Voting Fund and the corresponding Acquiring Fund have the same investment adviser, U.S. Bancorp Asset Management, Inc. (the "Adviser"). Pursuant to an Investment Advisory Agreement with FAIF, the Adviser manages the Funds' business and investment activities, subject to the authority of FAIF's Board of Directors. A team of portfolio managers employed by the Adviser will manage each combined Acquiring Fund. The Voting Funds and the Acquiring Funds also have the same co-administrators (U.S. Bancorp Asset Management, Inc. and its affiliate U.S. Bancorp Fund Services, LLC) and the same distributor (Quasar Distributors, LLC).

         Facts about the Adviser:

         -----------------------------------------------------------------------

         o The Adviser is a subsidiary of U.S. Bank National Association (which, in turn, is a subsidiary of U.S. Bancorp, formerly Firstar Corporation).

         o The Adviser succeeded First American Asset Management ("FAAM"), a division of U.S. Bank National Association, on May 1, 2001, when the businesses and assets of FAAM and Firstar Investment Research & Management Company, LLC ("FIRMCO"), a subsidiary of U.S. Bancorp, were combined to form the Adviser.

         o The Adviser and its affiliates had assets under management of more than $121 billion as of December 31, 2001.

         o The Adviser is located at 800 Nicollet Mall, Minneapolis, Minnesota 55402.

         -----------------------------------------------------------------------

         HOW DO THE FUNDS' FEES AND EXPENSES COMPARE?

         Each Voting Fund and each corresponding Acquiring Fund currently offer five classes of shares (Classes A, B, C, S and Y). The following tables allow you to compare the various fees and expenses that you may pay for buying and holding shares of each Voting Fund and the corresponding Acquiring Fund. The "Pro Forma" row or column in each table shows you what the fees and expenses are estimated to be assuming the Reorganizations take place. As reflected in the tables, the sales charge structure, as well as the contractual fee rates for management fees and distribution and service (12b-1) fees, are identical for each Voting Fund and the corresponding Acquiring Fund. Shareholders will not pay any initial or deferred sales charge in connection with the Reorganizations.

SHAREHOLDER FEES

         Shareholders pay the following fees directly when they buy or sell shares. As reflected in the table, the sales charge structure for each Voting Fund, Acquiring Fund and Pro Forma Combined Fund is identical. This sales charge structure will not be affected by the Reorganizations.


                     ALL FUNDS AND PRO FORMA COMBINED FUNDS

------------------------------------------------------------ ---------- ---------- ---------- ---------- -----------
SHAREHOLDER FEES                                              Class A    Class B    Class C    Class S     Class Y
------------------------------------------------------------ ---------- ---------- ---------- ---------- -----------
Maximum Sales Charge (Load)                                    5.50%      5.00%      2.00%      None        None
     Maximum sales charge (load) imposed on purchases as a     5.50%(1)   0.00%      1.00%      None        None
     % of offering price
     Maximum deferred sales charge (load) as a % of            0.00%(2)   5.00%      1.00%      None        None
     original purchase price or redemption proceeds,
     whichever is less
------------------------------------------------------------ ---------- ---------- ---------- ---------- -----------
Annual Maintenance Fee(3)                                       $25        $25        $25       None        None
     only charged to accounts with balances below $500
------------------------------------------------------------ ---------- ---------- ---------- ---------- -----------

         (1)Certain investors may qualify for reduced sales charges. Generally, Class A share investments will qualify for a reduced sales charge if the amount of the purchase is from $50,000 to $999,999, and the sales charge will be eliminated if the purchase is $1 million or more.

         (2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge if they are sold within 18 months of purchase.

         (3) Each Fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

         Shareholders pay the following fees and expenses when they hold shares. These fees are paid indirectly since they are deducted from fund assets.


                  CAPITAL GROWTH FUND AND LARGE CAP GROWTH FUND

-------------------------------------- -------------- ------------- -------------- ------------- -------------
ANNUAL FUND OPERATING
EXPENSES                                  Class A       Class B        Class C       Class S        Class Y
-------------------------------------- -------------- ------------- -------------- ------------- -------------
Management Fees
     Capital Growth Fund                    0.65%         0.65%          0.65%         0.65%          0.65%
     Large Cap Growth Fund                  0.65%         0.65%          0.65%         0.65%          0.65%
     Pro Forma Combined Fund                0.65%         0.65%          0.65%         0.65%          0.65%
-------------------------------------- -------------- ------------- -------------- ------------- -------------
Distribution and Service (12b-1) Fees
     Capital Growth Fund                    0.25%         1.00%          1.00%          None          None
     Large Cap Growth Fund                  0.25%         1.00%          1.00%          None          None
     Pro Forma Combined Fund                0.25%         1.00%          1.00%          None          None
-------------------------------------- -------------- ------------- -------------- ------------- -------------
Other Expenses(1)
     Capital Growth Fund                    0.37%         0.37%          0.37%         0.62%          0.37%
     Large Cap Growth Fund                  0.33%         0.33%          0.33%         0.58%          0.33%
     Pro Forma Combined Fund                0.32%         0.32%          0.32%         0.57%          0.32%
-------------------------------------- -------------- ------------- -------------- ------------- -------------

-------------------------------------- -------------- ------------- -------------- ------------- -------------
Total Annual Fund Operating Expenses
     Capital Growth Fund                    1.27%         2.02%          2.02%         1.27%          1.02%
     Large Cap Growth Fund                  1.23%         1.98%          1.98%         1.23%          0.98%
     Pro Forma Combined Fund                1.22%         1.97%          1.97%         1.22%          0.97%
-------------------------------------- -------------- ------------- -------------- ------------- -------------
Waiver of Fund Expenses
     Capital Growth Fund(2)                (0.12)%       (0.12)%        (0.12)%       (0.12)%        (0.12)%
     Large Cap Growth Fund(2)              (0.08)%       (0.08)%        (0.08)%       (0.08)%        (0.08)%
     Pro Forma Combined Fund(3)            (0.07)%       (0.07)%        (0.07)%       (0.07)%        (0.07)%
-------------------------------------- -------------- ------------- -------------- ------------- -------------
Net Expenses
     Capital Growth Fund(2)                 1.15%         1.90%          1.90%         1.15%          0.90%
     Large Cap Growth Fund(2)               1.15%         1.90%          1.90%         1.15%          0.90%
     Pro Forma Combined Fund(3)             1.15%         1.90%          1.90%         1.15%          0.90%
-------------------------------------- -------------- ------------- -------------- ------------- -------------

         (1)Other expenses includes a 0.25% shareholder servicing fee for Class S shares of each Fund.
         (2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Total Fund Operating Expenses do not exceed 1.15%, 1.90%, 1.90%, 1.15% and 0.90%, respectively, for Class A, Class B, Class C, Class S and Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers.
         (3)In connection with the Reorganizations, the Adviser and FAIF have entered into an expense limitation agreement which provides that the Adviser will contractually limit Total Annual Fund Operating Expenses to not more than 1.15%, 1.90%, 1.90%, 1.15% and 0.90%, respectively, for Class A, Class B, Class C, Class S and Class Y shares for the period through June 30, 2003 (after which such expense limitations may be discontinued or modified by the Adviser in its discretion).

                  RELATIVE VALUE FUND AND LARGE CAP VALUE FUND

------------------------------------------- -------------- ------------- -------------- ------------- -------------
ANNUAL FUND OPERATING
EXPENSES                                       Class A       Class B        Class C       Class S        Class Y
------------------------------------------- -------------- ------------- -------------- ------------- -------------
Management Fees
     Relative Value Fund                        0.65%         0.65%          0.65%         0.65%          0.65%
     Large Cap Value Fund                       0.65%         0.65%          0.65%         0.65%          0.65%
     Pro Forma Combined Fund                    0.65%         0.65%          0.65%         0.65%          0.65%
------------------------------------------- -------------- ------------- -------------- ------------- -------------
Distribution and Service (12b-1) Fees
     Relative Value Fund                        0.25%         1.00%          1.00%          None          None
     Large Cap Value Fund                       0.25%         1.00%          1.00%          None          None
     Pro Forma Combined Fund                    0.25%         1.00%          1.00%          None          None
------------------------------------------- -------------- ------------- -------------- ------------- -------------
Other Expenses(1)
     Relative Value Fund                        0.30%         0.30%          0.30%         0.55%          0.30%
     Large Cap Value Fund                       0.28%         0.28%          0.28%         0.53%          0.28%
     Pro Forma Combined Fund                    0.28%         0.28%          0.28%         0.53%          0.28%
------------------------------------------- -------------- ------------- -------------- ------------- -------------
Total Annual Fund Operating Expenses
     Relative Value Fund                        1.20%         1.95%          1.95%         1.20%          0.95%
     Large Cap Value Fund                       1.18%         1.93%          1.93%         1.18%          0.93%
     Pro Forma Combined Fund                    1.18%         1.93%          1.93%         1.18%          0.93%
------------------------------------------- -------------- ------------- -------------- ------------- -------------
Waiver of Fund Expenses
     Relative Value Fund(2)                    (0.05)%       (0.05)%        (0.05)%       (0.05)%        (0.05)%
     Large Cap Value Fund(2)                   (0.03)%       (0.03)%        (0.03)%       (0.03)%        (0.03)%
     Pro Forma Combined Fund(3)                (0.03)%       (0.03)%        (0.03)%       (0.03)%        (0.03)%
------------------------------------------- -------------- ------------- -------------- ------------- -------------
Net Expenses
     Relative Value Fund(2)                     1.15%         1.90%          1.90%         1.15%          0.90%
     Large Cap Value Fund(2)                    1.15%         1.90%          1.90%         1.15%          0.90%
     Pro Forma Combined Fund(3)                 1.15%         1.90%          1.90%         1.15%          0.90%
------------------------------------------- -------------- ------------- -------------- ------------- -------------

         (1)Other expenses includes a 0.25% shareholder servicing fee for Class S shares of each Fund.
         (2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Total Fund Operating Expenses do not exceed 1.15%, 1.90%, 1.90%, 1.15% and 0.90%, respectively, for Class A, Class B, Class C, Class S and Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers.

         (3)In connection with the Reorganizations, the Adviser and FAIF have entered into an expense limitation agreement which provides that the Adviser will contractually limit Total Annual Fund Operating Expenses to not more than 1.15%, 1.90%, 1.90%, 1.15% and 0.90%, respectively, for Class A, Class B, Class C, Class S and Class Y shares for the period through June 30, 2003 (after which such expense limitations may be discontinued or modified by the Adviser in its discretion).


                   GROWTH & INCOME FUND AND EQUITY INCOME FUND

------------------------------------------- -------------- ------------- -------------- ------------- -------------
ANNUAL FUND OPERATING
EXPENSES                                       Class A       Class B        Class C       Class S        Class Y
------------------------------------------- -------------- ------------- -------------- ------------- -------------
Management Fees
     Growth & Income Fund                       0.65%         0.65%          0.65%         0.65%          0.65%
     Equity Income Fund                         0.65%         0.65%          0.65%         0.65%          0.65%
     Pro Forma Combined Fund                    0.65%         0.65%          0.65%         0.65%          0.65%
------------------------------------------- -------------- ------------- -------------- ------------- -------------
Distribution and Service (12b-1) Fees
     Growth & Income Fund                       0.25%         1.00%          1.00%          None          None
     Equity Income Fund                         0.25%         1.00%          1.00%          None          None
     Pro Forma Combined Fund                    0.25%         1.00%          1.00%          None          None
------------------------------------------- -------------- ------------- -------------- ------------- -------------
Other Expenses(1)
     Growth & Income Fund                       0.30%         0.30%          0.30%         0.55%          0.30%
     Equity Income Fund                         0.30%         0.30%          0.30%         0.55%          0.30%
     Pro Forma Combined Fund                    0.29%         0.29%          0.29%         0.54%          0.29%
------------------------------------------- -------------- ------------- -------------- ------------- -------------
Total Annual Fund Operating Expenses
     Growth & Income Fund                       1.20%         1.95%          1.95%         1.20%          0.95%
     Equity Income Fund                         1.20%         1.95%          1.95%         1.20%          0.95%
     Pro Forma Combined Fund                    1.19%         1.94%          1.94%         1.19%          0.94%
------------------------------------------- -------------- ------------- -------------- ------------- -------------
Waiver of Fund Expenses
     Growth & Income Fund(2)                   (0.05)%       (0.05)%        (0.05)%       (0.05)%        (0.05)%
     Equity Income Fund(2)                     (0.05)%       (0.05)%        (0.05)%       (0.05)%        (0.05)%
     Pro Forma Combined Fund(3)                (0.04)%       (0.04)%        (0.04)%       (0.04)%        (0.04)%
------------------------------------------- -------------- ------------- -------------- ------------- -------------
Net Expenses
     Growth & Income Fund(2)                    1.15%         1.90%          1.90%         1.15%          0.90%
     Equity Income Fund(2)                      1.15%         1.90%          1.90%         1.15%          0.90%
     Pro Forma Combined Fund(3)                 1.15%         1.90%          1.90%         1.15%          0.90%
------------------------------------------- -------------- ------------- -------------- ------------- -------------

         (1)Other expenses includes a 0.25% shareholder servicing fee for Class S shares of each Fund.
         (2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Total Fund Operating Expenses do not exceed 1.15%, 1.90%, 1.90%, 1.15% and 0.90%, respectively, for Class A, Class B, Class C, Class S and Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers.
         (3)In connection with the Reorganizations, the Adviser and FAIF have entered into an expense limitation agreement which provides that the Adviser will contractually limit Total Annual Fund Operating Expenses to not more than 1.15%, 1.90%, 1.90%, 1.15% and 0.90%, respectively, for Class A, Class B, Class C, Class S and Class Y shares for the period through June 30, 2003 (after which such expense limitations may be discontinued or modified by the Adviser in its discretion).

                  SCIENCE & TECHNOLOGY FUND AND TECHNOLOGY FUND

------------------------------------------- -------------- ------------- -------------- ------------- -------------
ANNUAL FUND OPERATING
EXPENSES                                       Class A       Class B        Class C       Class S        Class Y
------------------------------------------- -------------- ------------- -------------- ------------- -------------
Management Fees
     Science & Technology Fund                  0.70%         0.70%          0.70%         0.70%          0.70%
     Technology Fund                            0.70%         0.70%          0.70%         0.70%          0.70%
     Pro Forma Combined Fund                    0.70%         0.70%          0.70%         0.70%          0.70%
------------------------------------------- -------------- ------------- -------------- ------------- -------------
Distribution and Service (12b-1) Fees
     Science & Technology Fund                  0.25%         1.00%          1.00%          None          None
     Technology Fund                            0.25%         1.00%          1.00%          None          None
     Pro Forma Combined Fund                    0.25%         1.00%          1.00%          None          None
------------------------------------------- -------------- ------------- -------------- ------------- -------------
Other Expenses(1)
     Science & Technology Fund                  0.71%         0.71%          0.71%         0.96%          0.71%
     Technology Fund                            0.63%         0.63%          0.63%         0.88%          0.63%
     Pro Forma Combined Fund                    0.46%         0.46%          0.46%         0.77%          0.46%
------------------------------------------- -------------- ------------- -------------- ------------- -------------
Total Annual Fund Operating Expenses
     Science & Technology Fund                  1.66%         2.41%          2.41%         1.66%          1.41%
     Technology Fund                            1.58%         2.33%          2.33%         1.58%          1.33%
     Pro Forma Combined Fund                    1.37%         2.16%          2.16%         1.41%          1.16%
------------------------------------------- -------------- ------------- -------------- ------------- -------------
Waiver of Fund Expenses
     Science & Technology Fund(2)              (0.43)%       (0.43)%        (0.43)%       (0.43)%        (0.43)%
     Technology Fund(2)                        (0.35)%       (0.35)%        (0.35)%       (0.35)%        (0.35)%
     Pro Forma Combined Fund(3)                (0.18)%       (0.18)%        (0.18)%       (0.18)%        (0.18)%
------------------------------------------- -------------- ------------- -------------- ------------- -------------
Net Expenses
     Science & Technology Fund(2)               1.23%         1.98%          1.98%         1.23%          0.98%
     Technology Fund(2)                         1.23%         1.98%          1.98%         1.23%          0.98%
     Pro Forma Combined Fund(3)                 1.23%         1.98%          1.98%         1.23%          0.98%
------------------------------------------- -------------- ------------- -------------- ------------- -------------

         (1)Other expenses includes a 0.25% shareholder servicing fee for Class S shares of each Fund.
         (2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Total Fund Operating Expenses do not exceed 1.23%, 1.98%, 1.98%, 1.23% and 0.98%, respectively, for Class A, Class B, Class C, Class S and Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers.
         (3)In connection with the Reorganizations, the Adviser and FAIF have entered into an expense limitation agreement which provides that the Adviser will contractually limit Total Annual Fund Operating Expenses to not more than 1.23%, 1.98%, 1.98%, 1.23% and 0.98%, respectively, for Class A, Class B, Class C, Class S and Class Y shares for the period through June 30, 2003 (after which such expense limitations may be discontinued or modified by the Adviser in its discretion).

         EXAMPLES OF FUND EXPENSES

         The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in each Voting Fund and corresponding Acquiring Fund, as well as the combined fund on a pro forma (estimated) basis, assuming the Reorganizations take place. The examples assume a 5% average annual return and that you reinvest all of your dividends. The examples also assume that total annual operating expenses remain the same throughout all periods but that the Adviser discontinues the expense limitation agreement for each Voting Fund and Acquiring Fund immediately after September 30, 2002, and for each pro forma combined fund immediately after June 30, 2003. THE EXAMPLES ARE FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

                  CAPITAL GROWTH FUND AND LARGE CAP GROWTH FUND

--------------------------------- --------------- --------------- --------------- --------------
                                      1 Year         3 Years         5 Years         10 Years
--------------------------------- --------------- --------------- --------------- --------------
Capital Growth Fund
     Class A                          $ 661           $  919          $1,197          $1,988
     Class B(1)                       $ 693           $1,021          $1,276          $2,140
     Class B(2)                       $ 193           $  621          $1,076          $2,140
     Class C(1)                       $ 391           $  715          $1,165          $2,413
     Class C(2)                       $ 291           $  715          $1,165          $2,413
     Class S                          $ 117           $  391          $  685          $1,522
     Class Y                          $  92           $  312          $  551          $1,236
--------------------------------- --------------- --------------- --------------- --------------
Large Cap Growth Fund
     Class A                          $ 661          $  911           $1,181          $1,949
     Class B(1)                       $ 693          $1,013           $1,259          $2,102
     Class B(2)                       $ 193          $  613           $1,059          $2,102
     Class C(1)                       $ 391          $  707           $1,149          $2,375
     Class C(2)                       $ 291          $  707           $1,149          $2,375
     Class S                          $ 117          $  382           $  668          $1,480
     Class Y                          $  92          $  304           $  534          $1,193
--------------------------------- --------------- --------------- --------------- --------------
Pro Forma Combined Fund
     Class A                          $ 661          $  904          $1,172          $1,936
     Class B(1)                       $ 693          $1,006          $1,251          $2,092
     Class B(2)                       $ 193          $  606          $1,051          $2,092
     Class C(1)                       $ 391          $  700          $1,140          $2,363
     Class C(2)                       $ 291          $  700          $1,140          $2,363
     Class S                          $ 117          $  375          $  658          $1,467
     Class Y                          $  92          $  297          $  524          $1,179
--------------------------------- --------------- --------------- --------------- --------------

         (1)Assumes redemption at the end of each period.
         (2)Assumes no redemption at the end of each period.


                  RELATIVE VALUE FUND AND LARGE CAP VALUE FUND

--------------------------------- --------------- --------------- --------------- --------------
                                      1 Year         3 Years         5 Years         10 Years
--------------------------------- --------------- --------------- --------------- --------------
Relative Value Fund
     Class A                          $ 661          $  905           $1,169          $1,920
     Class B(1)                       $ 693          $1,007           $1,247          $2,073
     Class B(2)                       $ 193          $  607           $1,047          $2,073
     Class C(1)                       $ 391          $  701           $1,137          $2,347
     Class C(2)                       $ 291          $  701           $1,137          $2,347
     Class S                          $ 117          $  376           $  655          $1,449
     Class Y                          $  92          $  298           $  520          $1,161
--------------------------------- --------------- --------------- --------------- --------------
Large Cap Value Fund
     Class A                          $ 661          $  901           $1,160          $1,900
     Class B(1)                       $ 693          $1,003           $1,239          $2,054
     Class B(2)                       $ 193          $  603           $1,039          $2,054
     Class C(1)                       $ 391          $  697           $1,128          $2,328
     Class C(2)                       $ 291          $  697           $1,128          $2,328
     Class S                          $ 117          $  372           $  646          $1,429
     Class Y                          $  92          $  293           $  512          $1,140
--------------------------------- --------------- --------------- --------------- --------------
Pro Forma Combined Fund
     Class A                          $ 661          $  899           $1,159          $1,899
     Class B(1)                       $ 693          $1,001           $1,237          $2,055
     Class B(2)                       $ 193          $  601           $1,037          $2,055
     Class C(1)                       $ 391          $  695           $1,127          $2,327
     Class C(2)                       $ 291          $  695           $1,127          $2,327
     Class S                          $ 117          $  369           $  644          $1,427
     Class Y                          $  92          $  291           $  510          $1,138
--------------------------------- --------------- --------------- --------------- --------------

         (1)Assumes redemption at the end of each period.
         (2)Assumes no redemption at the end of each period.

                   GROWTH & INCOME FUND AND EQUITY INCOME FUND

--------------------------------- --------------- --------------- --------------- --------------
                                      1 Year         3 Years         5 Years         10 Years
--------------------------------- --------------- --------------- --------------- --------------
Growth & Income Fund
     Class A                          $ 661          $  905           $1,169          $1,920
     Class B(1)                       $ 693          $1,007           $1,247          $2,073
     Class B(2)                       $ 193          $  607           $1,047          $2,073
     Class C(1)                       $ 391          $  701           $1,137          $2,347
     Class C(2)                       $ 291          $  701           $1,137          $2,347
     Class S                          $ 117          $  376           $  655          $1,449
     Class Y                          $  92          $  298           $  520          $1,161
--------------------------------- --------------- --------------- --------------- --------------
Equity Income Fund
     Class A                          $ 661          $  905           $1,169          $1,920
     Class B(1)                       $ 693          $1,007           $1,247          $2,073
     Class B(2)                       $ 193          $  607           $1,047          $2,073
     Class C(1)                       $ 391          $  701           $1,137          $2,347
     Class C(2)                       $ 291          $  701           $1,137          $2,347
     Class S                          $ 117          $  376           $  655          $1,449
     Class Y                          $  92          $  298           $  520          $1,161
--------------------------------- --------------- --------------- --------------- --------------
Pro Forma Combined Fund
     Class A                          $ 661          $  900           $1,162          $1,908
     Class B(1)                       $ 693          $1,002           $1,241          $2,064
     Class B(2)                       $ 193          $  602           $1,041          $2,064
     Class C(1)                       $ 391          $  696           $1,130          $2,336
     Class C(2)                       $ 291          $  696           $1,130          $2,336
     Class S                          $ 117          $  371           $  648          $1,437
     Class Y                          $  92          $  293           $  573          $1,148
--------------------------------- --------------- --------------- --------------- --------------

         (1)Assumes redemption at the end of each period.
         (2)Assumes no redemption at the end of each period.


                  SCIENCE & TECHNOLOGY FUND AND TECHNOLOGY FUND

--------------------------------- --------------- --------------- --------------- --------------
                                      1 Year         3 Years         5 Years         10 Years
--------------------------------- --------------- --------------- --------------- --------------
Science & Technology Fund
     Class A                          $ 668           $1,003          $1,361          $2,366
     Class B(1)                       $ 701           $1,108          $1,442          $2,514
     Class B(2)                       $ 201           $  708          $1,242          $2,514
     Class C(1)                       $ 399           $  801          $1,330          $2,776
     Class C(2)                       $ 299           $  801          $1,330          $2,776
     Class S                          $ 125           $  480          $  858          $1,922
     Class Y                          $ 100           $  402          $  727          $1,647
--------------------------------- --------------- --------------- --------------- --------------
Technology Fund
     Class A                          $ 668           $  988          $1,329          $2,291
     Class B(1)                       $ 701           $1,092          $1,410          $2,440
     Class B(2)                       $ 201           $  692          $1,210          $2,440
     Class C(1)                       $ 399           $  785          $1,298          $2,704
     Class C(2)                       $ 299           $  785          $1,298          $2,704
     Class S                          $ 125           $  463          $  825          $1,843
     Class Y                          $ 100           $  386          $  693          $1,566
--------------------------------- --------------- --------------- --------------- --------------
Pro Forma Combined Fund
     Class A                          $ 668           $  942          $1,250          $2,122
     Class B(1)                       $ 701           $1,045          $1,330          $2,277
     Class B(2)                       $ 201           $  645          $1,130          $2,277
     Class C(1)                       $ 399           $  739          $1,219          $2,543
     Class C(2)                       $ 299           $  739          $1,219          $2,543
     Class S                          $ 125           $  415          $  741          $1,663
     Class Y                          $ 100           $  337          $  607          $1,381
--------------------------------- --------------- --------------- --------------- --------------

         (1)Assumes redemption at the end of each period.
         (2)Assumes no redemption at the end of each period.

         HOW DO THE FUNDS' PERFORMANCE RECORDS COMPARE?

         The following tables set forth average annual total return information for certain classes of each Fund for the periods indicated. The Voting Funds have not offered Class C shares for a full calendar year and the Acquiring Funds have not offered Class S shares for a full calendar year. Therefore, there is no performance information presented in the table for such share classes of these Funds. The different share classes of each Fund are invested in the same portfolio of securities, and will have similar returns. However, Class Y shares have lower operating expenses than the other classes, and will have higher returns. Class S and Class A shares have similar operating expenses, and will have similar returns. Class B and Class C shares have higher operating expenses, and will have lower returns. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.


                  CAPITAL GROWTH FUND AND LARGE CAP GROWTH FUND

------------------------------- -----------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001
------------------------------- -----------------------------------------------------------------
                                                                                      Since
                                   1 Year          5 Years         10 Years        Inception(1)
------------------------------- -------------- ---------------- ---------------- ----------------
Capital Growth Fund(2)
     Class A                      (28.23)%           N/A              N/A           (25.40)%
     Class B                      (28.42)%          5.58%             N/A           (11.58)%
     Class C(3)                      N/A             N/A              N/A              N/A
     Class S                      (24.05)%           N/A              N/A           (29.73)%
     Class Y                      (23.86)%           N/A              N/A             3.07%
------------------------------- -------------- ---------------- ---------------- ----------------
Large Cap Growth Fund(4)
     Class A                      (35.58)%          1.86%             N/A             5.98%
     Class B                      (35.73)%          2.00%             N/A             8.88%
     Class C                      (33.66)%           N/A              N/A           (11.05)%
     Class S(3)                      N/A             N/A              N/A              N/A
     Class Y                      (31.64)%          3.29%             N/A             9.85%
------------------------------- -------------- ---------------- ---------------- ----------------

         (1)Inception dates are March 31, 2000, December 12, 1994, September 24, 2001, December 11, 2000 and August 18, 1997, respectively, for Class A, Class B, Class C, Class S and Class Y of Capital Growth Fund and December 18, 1992, August 15, 1994, February 1, 1999, September 24, 2001 and August 2, 1994, respectively, for Class A, Class B, Class C, Class S and Class Y of Large Cap Growth Fund.
         (2)On September 24, 2001, Capital Growth Fund became the successor by merger to Firstar Large Cap Growth Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001 represents that of Firstar Large Cap Growth Fund. Firstar Large Cap Growth Fund was organized on December 11, 2001 and, prior to that, was a separate series of Firstar Stellar Funds, Inc.
         (3)No information is presented for Class C shares of Capital Growth Fund or Class S shares of Large Cap Growth Fund because such shares were not offered for a full calendar year.
         (4)Prior to March 25, 1994, Boulevard Bank was the investment adviser of the fund.

                  RELATIVE VALUE FUND AND LARGE CAP VALUE FUND

---------------------------- --------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001
---------------------------- ----------------- ---------------- ---------------- ----------------
                                                                                      Since
                                  1 Year           5 Years         10 Years        Inception(1)
---------------------------- ----------------- ---------------- ---------------- ----------------
Relative Value Fund(2)
     Class A                     (10.56)%           7.70%           11.89%             N/A
     Class B                     (10.70)%            N/A              N/A            (0.08)%
     Class C(3)                     N/A              N/A              N/A              N/A
     Class S                      (5.37)%            N/A              N/A            (6.35)%
     Class Y                      (5.14)%            N/A              N/A             5.33%
---------------------------- ----------------- ---------------- ---------------- ----------------
Large Cap Value Fund
     Class A                     (12.93)%           4.80%           10.79%             N/A
     Class B                     (13.17)%           4.97%             N/A            10.95%
     Class C                     (10.41)%            N/A              N/A            (2.03)%
     Class S(3)                     N/A              N/A              N/A              N/A
     Class Y                      (7.71)%           6.27%             N/A            11.50%
---------------------------- ----------------- ---------------- ---------------- ----------------

         (1)Inception dates are June 5, 1991, March 31, 1998, September 24, 2001, December 11, 2000 and August 18, 1997, respectively, for Class A, Class B, Class C, Class S and Class Y of Relative Value Fund and December 22, 1987, August 15, 1994, February 1, 1999, September 24, 2001 and February 4, 1994, respectively, for Class A, Class B, Class C, Class S and Class Y of Large Cap Value Fund.
         (2)On September 24, 2001, Relative Value Fund became the successor by merger to Firstar Relative Value Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001 represents that of Firstar Relative Value Fund. Firstar Relative Value Fund was organized on December 11, 2000 and, prior to that, was a separate series of Firstar Stellar Funds, Inc.
         (3)No information is presented for Class C shares of Relative Value Fund or Class S shares of Large Cap Value Fund because such shares were not offered for a full calendar year.


                   GROWTH & INCOME FUND AND EQUITY INCOME FUND

------------------------------- -----------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001
------------------------------- -----------------------------------------------------------------
                                                                                      Since
                                   1 Year          5 Years         10 Years        Inception(1)
------------------------------- -------------- ---------------- ---------------- ----------------
Growth & Income Fund(2)
     Class A                      (20.97)%          6.92%             N/A            13.05%
     Class B                      (21.13)%           N/A              N/A            (3.81)%
     Class C(3)                      N/A             N/A              N/A              N/A
     Class S                      (16.38)%           N/A              N/A           (15.26)%
     Class Y                      (16.18)%          8.40%           11.01%             N/A
------------------------------- -------------- ---------------- ---------------- ----------------
Equity Income Fund(4)
     Class A                       (9.62)%          9.23%             N/A            10.65%
     Class B                       (9.30)%          9.42%             N/A            12.06%
     Class C                       (6.99)%           N/A              N/A             2.28%
     Class S(3)                      N/A             N/A              N/A              N/A
     Class Y                       (4.25)%         10.78%             N/A            13.07%
------------------------------- -------------- ---------------- ---------------- ----------------

         (1)Inception dates are January 9, 1995, March 1, 1999, September 24, 2001, November 27, 2000 and December 29, 1989, respectively, for Class A, Class B, Class C, Class S and Class Y of Growth & Income Fund and December 18, 1992, August 15, 1994, February 1, 1999, September 24, 2001 and August 2, 1994, respectively, for Class A, Class B, Class C, Class S and Class Y of Equity Income Fund.
         (2)On September 24, 2001, Growth & Income Fund became the successor by merger to Firstar Growth & Income Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001 represents that of Firstar Growth & Income Fund.
         (3)No information is presented for Class C shares of Growth & Income Fund or Class S shares of Equity Income Fund because such shares were not offered for a full calendar year.
         (4)Prior to March 25, 1994, Boulevard Bank was the investment adviser of the fund.

                  SCIENCE & TECHNOLOGY FUND AND TECHNOLOGY FUND

------------------------------- -----------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001
------------------------------- -------------- ---------------- ---------------- ----------------
                                                                                      Since
                                   1 Year          5 Years         10 Years        Inception(1)
------------------------------- -------------- ---------------- ---------------- ----------------
Science & Technology Fund(2)
     Class A                      (54.30)%           N/A              N/A           (49.64)%
     Class B                      (54.39)%           N/A              N/A           (15.49)%
     Class C(3)                      N/A             N/A              N/A              N/A
     Class S                      (51.63)%           N/A              N/A           (58.65)%
     Class Y                      (51.45)%           N/A              N/A           (13.63)%
------------------------------- -------------- ---------------- ---------------- ----------------
Technology Fund
     Class A                      (58.14)%         (1.30)%            N/A             9.54%
     Class B                      (58.26)%         (1.12)%            N/A            10.25%
     Class C                      (56.92)%           N/A              N/A           (54.35)%
     Class S(3)                      N/A             N/A              N/A              N/A
     Class Y                      (55.63)%          0.10%             N/A            10.59%
------------------------------- -------------- ---------------- ---------------- ----------------

         (1)Inception dates are March 31, 2000, August 8, 1999, September 24, 2001, December 11, 2000 and August 9, 1999, respectively, for Class A, Class B, Class C, Class S and Class Y of Science & Technology Fund and April 4, 1994, August 15, 1994, February 1, 2000, September 24, 2001
         and April 4, 1994, respectively, for Class A, Class B, Class C, Class S and Class Y of Technology Fund.
         (2)On September 24, 2001, Science & Technology Fund became the successor by merger to Firstar Science & Technology Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001 represents that of Firstar Science & Technology Fund. Firstar Science & Technology Fund was organized on December 11, 2000 and, prior to that, was a separate series of Firstar Stellar Funds, Inc.
         (3)No information is presented for Class C shares of Science & Technology Fund or Class S shares of Technology Fund because such shares were not offered for a full calendar year.

         Information concerning the factors that materially affected each Fund's performance during the fiscal year ended September 30, 2001, is excerpted from the Funds' annual report for such year and is included in Exhibit B to this Prospectus/Proxy Statement.

         WILL I BE ABLE TO PURCHASE AND REDEEM SHARES, EXCHANGE MY SHARES AND RECEIVE DIVIDENDS AND DISTRIBUTIONS THE SAME WAY?

         A Reorganization will not affect your right to purchase and redeem shares, to exchange among other First American funds and to receive dividends and distributions. For more information, see "Purchase and Redemption Procedures," "Exchange Privileges" and "Dividends and Distributions" below.

         WHAT WILL THE MANAGEMENT FEES BE AFTER THE REORGANIZATIONS?

         For its management and supervision of the daily business affairs of each combined Acquiring Fund, the Adviser will be entitled to receive a monthly fee at the annual rate of 0.65% for Large Cap Growth Fund, Large Cap Value Fund and Equity Income Fund, and an annual rate of 0.70% for Technology Fund, of each Fund's respective average daily net assets.

         The Adviser may, at its discretion, reduce or waive its fee or reimburse each Fund for certain of its other expenses in order to reduce the expense ratios. Unless otherwise agreed upon, the Adviser may also reduce or cease these voluntary waivers and reimbursements at any time. For the period from the date of the Reorganizations through June 30, 2003, the Adviser has contractually agreed to limit the annual total operating expenses of each combined Acquiring Fund in accordance with the amounts reflected in the tables under "How do the Funds' fees and expenses compare?" above.

         COMPARATIVE INFORMATION ON INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

         The following tables are a comparison of each Voting Fund and the corresponding Acquiring Fund with respect to their investment objectives and principal investment strategies, as set forth in the prospectus and Statement of Additional Information relating to the Funds. As more fully set forth below, the investment objectives and policies of each Voting Fund are similar, and in some cases identical, to those of the corresponding Acquiring Fund. Please carefully review the following tables. The investment objectives, policies and restrictions may have changed for certain funds since their inception. The investment objectives set forth below reflect the investment objectives as of the close of business on the day of the Reorganizations whether or not the Reorganizations are approved.

COMPARATIVE INFORMATION - CAPITAL GROWTH FUND AND LARGE CAP GROWTH FUND

         As set forth in the tables below, the investment strategies of Capital Growth Fund and Large Cap Growth Fund are identical and the investment objectives are substantially similar.

------------------- ------------------------------------------------------------
                    CAPITAL GROWTH FUND
------------------- ------------------------------------------------------------
Investment          Maximize long-term returns.
Objective
------------------- ------------------------------------------------------------
Principal           Under normal market conditions, the fund invests primarily
Investment          (at least 80% of its total assets) in common stocks of
Strategies          companies that have market capitalizations of at least $5
                    billion at the time of purchase. The Adviser selects companies that it believes exhibit the potential for superior growth based on factors such as:

                       o  above average growth in revenue and earnings.

                       o  strong competitive position.

                       o  strong management.

                       o  sound financial condition.

                    Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.
------------------- ------------------------------------------------------------

------------------- ------------------------------------------------------------
                    LARGE CAP GROWTH FUND
------------------- ------------------------------------------------------------
Investment          Long-term growth of capital.
Objective
------------------- ------------------------------------------------------------
Principal           Under normal market conditions, the fund invests primarily
Investment          (at least 80% of its total assets) in common stocks of
Strategies          companies that have market capitalizations of at least $5
                    billion at the time of purchase. The Adviser selects companies that it believes exhibit the potential for superior growth based on factors such as:

                       o  above average growth in revenue and earnings.

                       o  strong competitive position.

                       o  strong management.

                       o  sound financial condition.

                    Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. The securities may be of the same type as the fund's permissible investments in United States domestic securities.
------------------- ------------------------------------------------------------

         Investments in Capital Growth Fund and Large Cap Growth Fund are subject to "primary" risks that are similar to each other, including:

         o Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

         o Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

         o Risks of Securities Lending. To generate additional income, each fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When a fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

         o Risks of Derivative Instruments. Each fund may use derivatives such as options, futures contracts, and swaps, although the use of these instruments is not a principal investment strategy of either fund. A fund will suffer a loss in connection with its use of derivatives if securities prices do not move in the direction anticipated by the Adviser when entering into the derivative instrument.

COMPARATIVE INFORMATION - RELATIVE VALUE FUND AND LARGE CAP VALUE FUND

         As set forth in the tables below, while the investment objectives and strategies of Relative Value Fund and Large Cap Value Fund are similar, there are differences. These differences include the application of a minimum market capitalization threshold to the common stocks in which the Large Cap Value Fund primarily invests and, with respect to Relative Value Fund, the use of the Russell 1000 Index to assess relative valuation as well as the use of quantitative models, together with economic forecasts and other factors, to assess and maintain risk.

------------------- ------------------------------------------------------------
                    RELATIVE VALUE FUND
------------------- ------------------------------------------------------------
Investment          Maximize total return from capital appreciation plus income.
Objective
------------------- ------------------------------------------------------------
Principal           Under normal market conditions, the fund invests primarily
Investment          (at least 80% of its total assets) in common stocks of
Strategies          companies that cover a broad range of industries and that
                    have market capitalizations of at least $5 billion at the time of purchase. In selecting stocks, the Adviser invests in companies that it believes:

                       o are undervalued relative to other securities in the same industry or market.

                       o  exhibit good or improving fundamentals.

                       o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

                    Up to 25% of the fund's total assets may be invested in
                    securities of foreign issuers which are either listed on a
                    United States stock exchange or represented by American
                    Depositary Receipts. These securities may be of the same
                    type as the fund's permissible investments in United States domestic securities.
------------------- ------------------------------------------------------------
------------------- ------------------------------------------------------------
                    LARGE CAP VALUE FUND
------------------- ------------------------------------------------------------
Investment          Capital appreciation as a primary objective, with current
Objective           income as a secondary objective.
------------------- ------------------------------------------------------------
Principal           Under normal market conditions, the fund invests primarily
Investment          (at least 80% of its total assets) in common stocks of
Strategies          companies that cover a broad range of industries and that
                    have market capitalizations of at least $5 billion at the time of purchase. In selecting stocks, the Adviser invests in companies that it believes:

                       o are undervalued relative to other securities in the same industry or market.

                       o  exhibit good or improving fundamentals.

                       o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

                    Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.
------------------- ------------------------------------------------------------

         Investments in Relative Value Fund and Large Cap Value Fund are subject to "primary" risks that are similar to each other, including:

         o Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

         o Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

         o Risks of Securities Lending. To generate additional income, each fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When a fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

         o Risks of Derivative Instruments. Each fund may use derivatives such as options, futures contracts, and swaps, although the use of these instruments is not a principal investment strategy of either fund. A fund will suffer a loss in connection with its use of derivatives if securities prices do not move in the direction anticipated by the Adviser when entering into the derivative instrument.

COMPARATIVE INFORMATION - GROWTH & INCOME FUND AND EQUITY INCOME FUND

         As set forth in the tables below, the investment objectives of Growth & Income Fund and Equity Income Fund are identical and the investment strategies are substantially similar.

------------------- ------------------------------------------------------------
                    GROWTH & INCOME FUND
------------------- ------------------------------------------------------------
Investment          Long-term growth of capital and income.
Objective
------------------- ------------------------------------------------------------
Principal           Under normal market conditions, the fund invests primarily
Investment          (at least 80% of its total assets) in equity securities of
Strategies          companies which the Adviser believes are characterized by:

                       o the ability to grow dividends at an above average rate.

                       o  the ability to finance expected growth.

                       o  strong management.

                    The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, dividend paying equity securities will generally represent the core holdings of the fund. However, the fund also may invest in non-dividend paying securities if the Adviser believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.
------------------- ------------------------------------------------------------

------------------- ------------------------------------------------------------
                    The fund invests up to 20% of its total assets in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

                    Up to 25% of the fund's total assets may be invested in
                    securities of foreign issuers which are either listed on a
                    United States stock exchange or represented by American
                    Depositary Receipts. These securities may be of the same
                    type as the fund's permissible investments in United States domestic securities.
------------------- ------------------------------------------------------------
------------------- ------------------------------------------------------------
                    EQUITY INCOME FUND
------------------- ------------------------------------------------------------
Investment          Long-term growth of capital and income.
Objective
------------------- ------------------------------------------------------------
Principal           Under normal market conditions, the fund invests primarily
Investment          (at least 80% of its total assets) in equity securities of
Strategies          companies which the Adviser believes are characterized by:

                       o  the ability to pay above average dividends.

                       o  the ability to finance expected growth.

                       o  strong management.

                    The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the Adviser believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

                    The fund invests up to 20% of its total assets in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

                    Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.
------------------- ------------------------------------------------------------

         Investments in Growth & Income Fund and Equity Income Fund are subject to "primary" risks that are similar to each other, including:

         o Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

         o Interest Rate Risk. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

         o Credit Risk. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

         o Risks of Non-Investment Grade Securities. Each fund may invest up to 20% of its total assets in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

         o Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

         o Risks of Securities Lending. To generate additional income, each fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When a fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

         o Risks of Derivative Instruments. Each fund may use derivatives such as options, futures contracts, and swaps, although the use of these instruments is not a principal investment strategy of either fund. A fund will suffer a loss in connection with its use of derivatives if securities prices do not move in the direction anticipated by the Adviser when entering into the derivative instrument.

COMPARATIVE INFORMATION - SCIENCE & TECHNOLOGY FUND AND TECHNOLOGY FUND

         As set forth in the tables below, although the investment objectives of Science & Technology Fund and Technology Fund are identical, there are differences between the investment strategies. For example, Science and Technology Fund focuses on companies principally engaged in science or technology business activities, while Technology Fund invests primarily in technology-related stocks. In addition, there may be differences in the average or median market capitalizations of the funds' respective portfolios from time to time.

------------------- ------------------------------------------------------------
                    SCIENCE & TECHNOLOGY FUND
------------------- ------------------------------------------------------------
Investment          Maximize long-term growth of capital.
Objective
------------------- ------------------------------------------------------------
Principal           Under normal market conditions, the fund invests primarily
Investment          (at least 80% of its total assets) in equity securities of
Strategies          companies principally engaged in science and technology
                    business activities. The fund considers science and technology sectors to include companies whose primary business is to provide goods or services in the fields of science (e.g., health and medical) or technology (e.g., computers and communications). These may include companies that:

                       o  make or sell products used in health care.

                       o make or sell medical equipment and devices and related technologies.

                       o make or sell software or information-based services and consulting, communications and related services.

                       o design, manufacture or sell electronic components and systems.

                       o research, design, develop, manufacture or distribute products, processes or services that relate to hardware technology within the computer industry.

                       o develop, produce or distribute products or services in the computer, semi-conductor, electronics, communications, health care and biotechnology sectors.

                       o engage in the development, manufacturing or sale of communications services or communications equipment.

                    The Adviser believes that because of rapid advances in technology and science, an investment in companies with business operations in these areas will offer substantial opportunities for long-term capital appreciation. The fund's investments may include development stage companies (companies that do not have significant revenues) and small-and mid-capitalization companies.

                    Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the Adviser may have greater access than individual investors have to IPOs, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

                    Up to 25% of the fund's total assets may be invested in
                    securities of foreign issuers which are either listed on a
                    United States stock exchange or represented by American
                    Depositary Receipts. These securities may be of the same
                    type as the fund's permissible investments in United States domestic securities.
------------------- ------------------------------------------------------------
------------------- ------------------------------------------------------------
                    TECHNOLOGY FUND
------------------- ------------------------------------------------------------
Investment          Long-term growth of capital.
Objective
------------------- ------------------------------------------------------------
Principal           Under normal market conditions, the fund invests primarily
Investment          (at least 80% of its total assets) in common stocks of
Strategies          companies which the Adviser believes either have, or will
                    develop, products, processes or services that will provide or will benefit significantly from technological
                    innovations, advances and improvements. These may include:
------------------- ------------------------------------------------------------

------------------- ------------------------------------------------------------

                       o inexpensive computing power, such as personal computers.

                       o improved methods of communications, such as satellite transmission.

                       o technology related services such as internet related marketing services.

                    The prime emphasis of the fund is to identify companies which the Adviser believes are positioned to benefit from technological advances in areas such as semiconductors, computers, software, communications, and online services. Companies in which the fund invests may include development stage companies (companies that do not have significant revenues) and small capitalization companies. The Adviser will generally select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

                    Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the Adviser may have greater access than individual investors have to IPOs, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

                    Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.
------------------- ------------------------------------------------------------

         Investments in Science & Technology Fund and Technology Fund are subject to "primary" risks that are similar to each other, including:

         o Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

         o Risks of Non-Diversification. Each fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of a fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.

         o Risks of the Technology Sector. Because each fund has a primary focus in technology related stocks, the funds are particularly susceptible to risks associated with the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

         o Risks of Development Stage, Small Cap and Mid-Cap Stocks. Stocks of development stage and small capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies, and they may be expected to do so in the future. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies of the market averages in general.

         o Risks of Initial Public Offerings (IPOs). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

         o Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

         o Risks of Securities Lending. To generate additional income, each fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When a fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

         o Risks of Derivative Instruments. Each fund may use derivatives such as options, futures contracts, and swaps, although the use of these instruments is not a principal investment strategy of either fund. A fund will suffer a loss in connection with its use of derivatives if securities prices do not move in the direction anticipated by the Adviser when entering into the derivative instrument.

         Science & Technology Fund's prospectus describes the following additional primary risk associated with investing in that fund:

         o Risks of the Science Sector. Because the fund has a primary focus in science related stocks, it is particularly susceptible to risks associated with the science industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

ADDITIONAL COMPARISON INFORMATION

         With respect to all of the Reorganizations, each Fund may invest some or all of its assets in money market instruments or utilize other investment strategies as a temporary defensive measure during, or in anticipation of, adverse market conditions. This strategy, which would be employed only in seeking to avoid losses, is inconsistent with the Funds' principal investment objectives and strategies, and could result in lower returns and loss of market opportunities. Although each Voting Fund and the corresponding Acquiring Fund have similar investment objectives and strategies, the securities held by a Voting Fund may be sold in significant amounts in order to comply with the policies and investment practices of the corresponding Acquiring Fund in connection with a Reorganization.

         Each Fund has other investment policies, practices and restrictions which, together with their related risks, are also set forth in the prospectus and Statement of Additional Information of the Funds and the Statement of Additional Information relating to this Prospectus/Proxy Statement.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

DISTRIBUTION OF SHARES

         The distribution arrangements applicable to Class A, Class B, Class C, Class S and Class Y shares of each Voting Fund are identical to the distribution arrangements of Class A, Class B, Class C, Class S and Class Y shares, respectively, of each Acquiring Fund. Quasar Distributors, LLC (the "Distributor"), an affiliate of the Adviser, is the principal underwriter for Class A, Class B, Class C, Class S and Class Y shares of each Fund. FAIF has entered into distribution agreements with the Distributor with respect to each class. Under Distribution Plans adopted by FAIF with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act (each, a "Distribution Plan"), Service Plans adopted by FAIF with respect to Class B and Class C shares (each, a "Service Plan"), and a Shareholder Service Plan and Agreement adopted by FAIF with respect to Class S shares (the "Shareholder Service Plan and Agreement"), the Class A, Class B, Class C and Class S shares of each Fund are authorized to pay the Distributor certain fees for expenses incurred in connection with the continuous distribution of shares of the Fund and/or for shareholder servicing as described below. There is no Distribution Plan or Service Plan in effect for Class Y shares.

         Class A Shares. FAIF has adopted a Distribution Plan for Class A shares which provides that a Fund may pay to the Distributor a fee of up to 0.25% of the average daily net assets attributable to Class A shares which the distributor can use to compensate investment professionals, participating institutions and "one-stop" mutual fund networks (institutions) for providing ongoing shareholder services to shareholder accounts. For net asset value sales of Class A shares on which the institution receives a commission, the institution does not begin to receive its shareholder servicing fee until one year after such Class A shares are sold. The Distribution Plan provides that all or any portion of the total 0.25% fee may be payable as a shareholder servicing fee and all or any portion of such total fee may be payable as a distribution fee, as determined from time to time by FAIF's Board of Directors. Until further action by FAIF's Board of Directors, all of the 0.25% fee is designated and payable as a shareholder servicing fee.

         Class B Shares. FAIF has adopted a Distribution Plan for Class B shares which provides that a Fund may pay to the Distributor a distribution fee of up to 0.75% of the average daily net assets attributable to Class B shares, which the Distributor retains to finance the payment of sales commissions to institutions which sell Class B shares. Distribution services and expenses include compensating dealers for sales of Class B shares, payments for other advertising and promotional expenses, preparation and distribution of sales literature and expenses incurred in connection with the costs of printing and mailing prospectuses, statements of additional information and shareholder reports to prospective investors. The Service Plan for Class B shares further provides that a Fund may pay the Distributor a shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Class B shares, which the distributor can use to compensate investment professionals, participating institutions and "one-stop" mutual fund networks (institutions) for providing ongoing shareholder services to shareholder accounts. The Service Plan provides compensation for personal, ongoing servicing and/or maintenance of shareholder accounts, including administrative or accounting services.

         Class C Shares. FAIF has adopted a Distribution Plan for Class C shares which provides that a Fund may pay to the Distributor a distribution fee of up to 0.75% of the average daily net assets attributable to Class C shares. The Distributor may use the distribution fee to provide compensation to institutions through which shareholders hold their shares beginning one year after purchase. The Service Plan for Class C shares further provides that a Fund may pay the Distributor a shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Class C shares, which the distributor can use to compensate investment professionals, participating institutions and "one-stop" mutual fund networks (institutions) for providing ongoing shareholder services to shareholder accounts. The Service Plan provides compensation for personal, ongoing servicing and/or maintenance of shareholder accounts, including administrative or accounting services.

         Class S Shares. FAIF has adopted a Shareholder Service Plan and Agreement for Class S shares which provides that a Fund may pay to the Distributor a shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Class S shares. The Distributor can use the shareholder servicing fee to compensate investment professionals, participating institutions and "one stop" mutual fund networks (institutions) for providing ongoing shareholder services to shareholder accounts. The shareholder servicing fee may be used to provide ongoing service and/or maintenance of shareholder accounts including administrative or accounting services.

         Class Y Shares. Class Y shares are not subject to any 12b-1 (distribution) or shareholder servicing fees.

         In addition to distribution and/or shareholder servicing fees paid by the Funds, the Adviser or one of its affiliates may make payments to investment professionals and financial institutions, using their own assets, in exchange for sales and/or administrative services performed on behalf of the investment professional's or financial institution's customers.

PURCHASE AND REDEMPTION PROCEDURES

         Purchases of Class A, Class B and Class C shares of the Funds are made through dealers, at the net asset value per share next determined after receipt of the purchase order by the Transfer Agent, plus a sales charge which may be imposed (i) at the time of purchase (Class A or Class C shares) and/or (ii) on a deferred basis (Class B or Class C shares).

         The minimum initial investment for Class A, Class B and Class C shares of each Fund is $1,000 ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account), and the minimum subsequent investment is $100 for such classes ($25 for a retirement plan or an UGMA/UTMA account). Class A shares of each Fund are sold with an initial sales charge of up to 5.50% of the purchase price. Certain investors are eligible to purchase Class A shares without a sales charge. Class B shares of each Fund are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") (declining from 5% to 0% of the lower of the amount invested or the redemption proceeds) which will be imposed on certain redemptions made within six years of purchase. This CDSC will be waived under certain conditions. Although Class B shares are subject to higher ongoing distribution-related expenses than Class A shares, Class B shares will automatically convert to Class A shares of the same Fund (which are subject to lower ongoing distribution-related expenses) eight years after the calendar month in which the purchase order for Class B shares was accepted. Class C shares of each Fund are subject to an initial sales charge equal to 1% of the purchase price and a 1% CDSC on redemptions within 18 months after purchase. Like Class B shares, the CDSC will be waived under certain conditions. Also like Class B shares, Class C shares are subject to higher ongoing distribution-related expenses than Class A shares but, unlike Class B shares, Class C shares do not convert to another class.

         Class S and Class Y shares of each Fund are sold through banks and other financial institutions that have entered into sales agreements with the Distributor. Class S and Class Y shares are available to a limited group of investors, and are typically held pursuant to an omnibus account arrangement with the transfer agent. Class S and Class Y shares are sold at their net asset value per share without either an initial sales charge or CDSC.

         Shares of each Fund may be redeemed at any time at the net asset value next determined after the order is accepted by the Fund. As indicated above, the proceeds of redemptions of Class B and Class C shares (and Class A shares originally purchased as part of an investment of $1 million or more on which no front-end sales charge was paid) may be subject to a CDSC.

EXCHANGE PRIVILEGES

         The exchange privileges available to Class A, Class B, Class C, Class S and Class Y shareholders of each Voting Fund are identical to the exchange privileges of Class A, Class B, Class C, Class S and Class Y shareholders, respectively, of each Acquiring Fund. Shareholders of each Fund may exchange shares of the Fund for the same class of shares of any other series of the First American funds. No fee will be charged upon the exchange of shares. Generally, shares may be exchanged only for shares of the same class. However, Class A shares may be exchanged for Class S shares or Class Y shares of the same or another First American fund when Class A shareholders become eligible to participate in Class S or Class Y. Shares of a Fund subject to an exchange will be processed at net asset value per share of each fund at the time of the exchange. In determining the CDSC applicable to shares being redeemed subsequent to an exchange or, in the case of Class B shares, calculating when shares convert to Class A shares, the length of time the shares were held prior to the exchange will be taken into account.

DIVIDENDS AND DISTRIBUTIONS

         Each Fund declares and pays dividends of investment income, if any, at least quarterly, in the case of Science & Technology Fund, and monthly for the other Funds, and makes distributions of capital gains, if any, at least annually. Unless notified otherwise, dividends and capital gains distributions, if any, will be automatically reinvested in shares of the same Fund and class on which they were paid at net asset value. Such reinvestments automatically occur on the payment date of such dividends and capital gains distributions. Alternatively, shareholders may request that dividends and capital gains distributions be reinvested in another First American fund or paid in cash. An Acquired Fund's shareholder's election with respect to reinvestment of dividends and distributions will be automatically applied with respect to Fund shares he or she receives pursuant to the respective Plans.

         The Funds have each qualified and intend to continue to qualify to be treated as regulated investment companies under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts distributed to the shareholders.

ADDITIONAL INFORMATION

         Information concerning the Funds is incorporated by reference from the current prospectuses of FAIF related to the designated share classes of each Voting Fund and Acquiring Fund and dated January 28, 2002, accompanying this Prospectus/Proxy Statement and forming part of the Registration Statement on Form N-1A which has been filed with the SEC. FAIF is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Citicorp Center, 500 West Madison Street, Chicago, Suite 1400, Illinois 60661-2511 and at Woolworth Building, 233 Broadway, New York, New York 10279. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

                      INFORMATION ABOUT THE REORGANIZATIONS

REASONS FOR THE REORGANIZATIONS

         At a meeting held on February 21, 2002, the Board of Directors of FAIF, including the Disinterested Directors, determined that it is advantageous to combine each Voting Fund with the corresponding Acquiring Fund. As discussed in detail above under "Comparative Information on Investment Objectives, Strategies and Risks," each Voting Fund and corresponding Acquiring Fund has similar investment objectives, strategies and risks. The Funds also have the same Adviser and the same distributor, custodian, transfer agent and auditors.

         The Board of Directors of FAIF has determined that the Reorganizations are expected to provide certain benefits to the Voting Funds and the Acquiring Funds and that each of the Reorganizations is in the best interests of each Fund and its respective shareholders. The Board of Directors has also determined that the interests of the existing shareholders of each Fund will not be diluted as a result of the Reorganizations. In making such determinations, the Board evaluated and considered extensive information provided by the management of FAIF, and the Adviser, and reviewed various factors about the Funds and the proposed Reorganizations.

         Among other factors, the Board considered:

         o the potential opportunity for better investment performance due to the Adviser's ability to focus its resources on fewer products;

         o the potential for reduced operating expenses over time which may result from fixed and relatively fixed costs associated with operating each fund being spread over a larger asset base;

         o the potential for individual FAIF Funds to use their increased asset size to achieve greater portfolio diversification and to engage in block trading and other investment transactions on potentially more advantageous terms;

         o  the terms and conditions of each Reorganization;

         o the tax-free nature of each Reorganization to each Fund and their shareholders;

         o the fact that in no event will the holders of Voting Fund shares become subject to a less advantageous total expense "cap" as a result of the proposed combination of Funds;

         o that the Adviser has contractually agreed to limit the total annual operating expenses of each Acquiring Fund through June 30, 2003;

         o the fact that the advisory fees, Rule 12b-1 fees and sales charges would remain constant for Voting Fund shareholders;

         o the potential elimination of confusion among shareholders with respect to products that may be considered duplicative;

         o each Acquiring Fund's agreements that (a) in determining contingent deferred sales charges applicable to Class B or Class C shares issued by it in the Reorganization and, with respect to Class B shares, the date upon which such shares convert to Class A shares, it shall give credit for the period during which the holders thereof held the Class B or Class C shares of the Selling Fund in exchange for which such Acquiring Fund shares were issued; and (b) in the event that Class A shares of the Acquiring Fund are distributed in the Reorganization to former holders of Class A shares of the Selling Fund with respect to which the front-end sales charge was waived due to a purchase of $1 million or more, it shall give credit for the period during which the holder thereof held such Selling Fund shares for purposes in determining whether a deferred sales charge is payable upon the sale of such Class A shares of the Acquiring Fund; and

         o that the Adviser will bear the expenses associated with the Reorganizations.

         The Board also considered the potential benefits to the Adviser which could result from the proposed Reorganizations. The Board recognized that to the extent the Adviser determines to waive advisory fees in the future, to the extent that the Acquiring Funds realize overall expense ratios before fee waivers consistent with those before the Reorganizations, the combination of Funds would have the effect of decreasing the cost to the Adviser of providing such waivers. The Board also noted, however, that the Adviser is not obligated to make any such waivers (beyond the contractual period) and that, in any event, the proposed Reorganizations are expected to provide other benefits to shareholders.

         After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Board of Directors of FAIF concluded that the proposed Reorganizations, as applicable, would be in the best interests of each Voting Fund and their respective shareholders. Consequently, they approved the Plans and directed that the respective Plans be submitted to shareholders of the Voting Funds for approval.

         The directors of FAIF have also approved the Plans on behalf of the Acquiring Funds.

AGREEMENTS AND PLANS OF REORGANIZATION

         The following summary is qualified in its entirety by reference to the Plans (a form of which is attached as Exhibit A to this Prospectus/Proxy Statement).

         Each Plan provides that all of the assets of the respective Voting Fund will be acquired by the corresponding Acquiring Fund in exchange for Class A, Class B, Class C, Class S and Class Y shares of the corresponding Acquiring Fund and the assumption by the corresponding Acquiring Fund of the identified liabilities of the Voting Fund on or about May 20, 2002, or such other date as may be agreed upon by the parties (the "Closing Date"). The Acquiring Funds will not assume any liabilities or obligations of the respective Voting Fund other than those reflected in an unaudited statement of assets and liabilities of the Voting Fund prepared as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Closing Date (the "Valuation Time").

         At or prior to the Closing Date, the Voting Funds will each declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Voting Fund's shareholders all of the Voting Fund's investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryovers).

         With respect to each Reorganization, the number of full and fractional Class A, Class B, Class C, Class S and Class Y shares of each corresponding Acquiring Fund to be received by the shareholders of each Voting Fund will be determined by multiplying the number of outstanding full and fractional shares of each class of the Voting Fund by a factor which shall be computed by dividing the net asset value per share of each class of the Voting Fund by the net asset value per share of the respective classes of the corresponding Acquiring Fund. These computations will take place as of the Valuation Time. For each Voting Fund, its net asset value per share will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares of such class.

         The co-administrator for the Voting Funds will compute the value of each Voting Fund's respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the prospectus and Statement of Additional Information relating to the applicable Acquiring Fund, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC's Division of Investment Management.

         Each Voting Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional Class A, Class B, Class C, Class S and Class Y shares of voting stock of the applicable Acquiring Fund received by the Voting Fund. Voting Fund shareholders will receive Acquiring Fund shares of the same class as their Voting Fund shares and having a net asset value equal to the total net asset value of their Voting Fund shares as of the Valuation Time. The liquidation and distribution will be accomplished by the establishment of accounts in the names of each Voting Fund's shareholders on the applicable Acquiring Fund's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional Class A, Class B, Class C, Class S and Class Y shares of voting stock of the applicable Acquiring Fund due to the Voting Fund's shareholders. All issued and outstanding shares of each Voting Fund will be canceled. The shares of voting stock of the applicable Acquiring Fund to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, each Voting Fund will be terminated.

         The consummation of each Reorganization is subject to the conditions set forth in the Plan, including approval, as applicable, by the Voting Fund's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel. Notwithstanding approval of a Voting Fund's shareholders, the Plan may be terminated with respect to a Reorganization (a) by the mutual agreement of the Voting Fund and the applicable Acquiring Fund; or (b) at or prior to the Closing Date by either party (1) because of a breach by the other party of any representation, warranty, or agreement contained in the Plan to be performed at or prior to the Closing Date if not cured within 30 days, or (2) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

         Whether or not a Reorganization is consummated, the Adviser will pay the expenses incurred by each Voting Fund and the corresponding Acquiring Fund in connection with that Reorganization (including the cost of any proxy-soliciting agent). No portion of the expenses will be borne directly or indirectly by a Voting Fund, the corresponding Acquiring Fund or their shareholders.

         If a Voting Fund's shareholders do not approve the respective Reorganization, the directors of FAIF will consider other possible courses of action which may be in the best interests of shareholders.

FEDERAL INCOME TAX CONSEQUENCES

         Each Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended ("Code"), with no gain or loss recognized as a consequence of the Reorganizations by the Voting Funds, the Acquiring Funds or the shareholders of any Fund. As a condition to the closing of a Reorganization, the parties will receive a legal opinion to that effect. That opinion will be based upon certain representations and warranties made by the Funds and certifications received from each of the Funds and certain of their service providers.

         You should consult your tax advisor regarding the effect, if any, of a proposed Reorganization in light of your individual circumstances. Since the foregoing discussion only relates to the Federal income tax consequences of the Reorganizations, you should also consult your tax advisor as to state and other local tax consequences, if any, of a Reorganization. It should be noted that no rulings have been sought from the Internal Revenue Service ("IRS") and that an opinion of counsel is not binding on the IRS or any court. If the IRS were to successfully assert that a proposed transaction is taxable, then the proposed transaction would be treated as a taxable sale of the Voting Fund's assets to the corresponding Acquiring Fund followed by the taxable liquidation of the Voting Fund, and shareholders of the Voting Fund would recognize gain or loss as a result of such transaction.

PRO-FORMA CAPITALIZATION

         The following tables set forth the capitalization of each Voting Fund and the corresponding Acquiring Fund as of September 30, 2001 and the capitalization of the combined Acquiring Fund on a pro forma basis as of that date, giving effect to the proposed acquisitions of assets of the Voting Fund at its then current net asset value.

          CAPITALIZATION OF CAPITAL GROWTH FUND, LARGE CAP GROWTH FUND
                           AND PRO FORMA COMBINED FUND
                  (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

------------------------- ---------------------- ----------------------- ---------------------
                              CAPITAL GROWTH         LARGE CAP GROWTH          PRO FORMA
                                    FUND                   FUND              COMBINED FUND
------------------------- ---------------------- ----------------------- ---------------------
TOTAL NET ASSETS
------------------------- ---------------------- ----------------------- ---------------------
    CLASS A                        $8,597                $85,443                 $94,040
------------------------- ---------------------- ----------------------- ---------------------
    CLASS B                       $46,103                $17,976                 $64,079
------------------------- ---------------------- ----------------------- ---------------------
    CLASS C                           N/A                $13,177                 $13,177
------------------------- ---------------------- ----------------------- ---------------------
    CLASS S                       $11,882                    N/A                 $11,882
------------------------- ---------------------- ----------------------- ---------------------
    CLASS Y                      $131,961               $594,163                $726,124
------------------------- ---------------------- ----------------------- ---------------------
    TOTAL                        $198,543               $710,759                $909,302
------------------------- ---------------------- ----------------------- ---------------------

------------------------- ---------------------- ----------------------- ---------------------
NET ASSET VALUE
PER SHARE
------------------------- ---------------------- ----------------------- ---------------------
    CLASS A                        $14.68                  $9.33                 $14.68*
------------------------- ---------------------- ----------------------- ---------------------
    CLASS B                        $14.59                  $8.96                 $14.59*
------------------------- ---------------------- ----------------------- ---------------------
    CLASS C                           N/A                  $9.14                 $14.68*
------------------------- ---------------------- ----------------------- ---------------------
    CLASS S                        $14.69                  $9.33                 $14.69*
------------------------- ---------------------- ----------------------- ---------------------
    CLASS Y                        $14.77                  $9.44                 $14.77*
------------------------- ---------------------- ----------------------- ---------------------

------------------------- ---------------------- ----------------------- ---------------------
SHARES OUTSTANDING
------------------------- ---------------------- ----------------------- ---------------------
    CLASS A                           586                  9,156                   6,406
------------------------- ---------------------- ----------------------- ---------------------
    CLASS B                         3,159                  2,006                   4,391
------------------------- ---------------------- ----------------------- ---------------------
    CLASS C                           N/A                  1,442                     898
------------------------- ---------------------- ----------------------- ---------------------
    CLASS S                           809                    N/A                     809
------------------------- ---------------------- ----------------------- ---------------------
    CLASS Y                         8,932                 62,914                  49,160
------------------------- ---------------------- ----------------------- ---------------------

---------------------------
* Following the Reorganization, Large Cap Growth Fund will assume and publish the investment performance record of Capital Growth Fund.

           CAPITALIZATION OF RELATIVE VALUE FUND, LARGE CAP VALUE FUND
                           AND PRO FORMA COMBINED FUND
                  (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

------------------------- ---------------------- ----------------------- ----------------------
                              RELATIVE VALUE         LARGE CAP VALUE           PRO FORMA
                                  FUND                    FUND               COMBINED FUND
------------------------- ---------------------- ----------------------- ----------------------
TOTAL NET ASSETS
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                     $33,288                  $94,064                $127,352
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                     $12,081                  $38,108                 $50,189
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                         N/A                  $10,141                 $10,141
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                     $34,004                      N/A                 $34,004
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                    $344,495                 $970,190              $1,314,685
------------------------- ---------------------- ----------------------- ----------------------
    TOTAL                      $423,868               $1,112,503              $1,536,371
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------
NET ASSET VALUE
PER SHARE
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                      $24.09                   $15.98                  $15.98
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                      $24.01                   $15.71                  $15.71
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                      $24.09                   $15.90                  $15.90
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                      $24.06                   $15.97                  $15.97
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                      $24.12                   $16.02                  $16.02
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------
SHARES OUTSTANDING
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                       1,382                    5,888                   7,971
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                         503                    2,425                   3,194
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                         N/A                      638                     638
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                       1,413                      N/A                   2,129
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                      14,285                   60,564                  82,068
------------------------- ---------------------- ----------------------- ----------------------

           CAPITALIZATION OF GROWTH & INCOME FUND, EQUITY INCOME FUND
                           AND PRO FORMA COMBINED FUND
                  (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

------------------------- ---------------------- ----------------------- ----------------------
                              GROWTH & INCOME         EQUITY INCOME            PRO FORMA
                                    FUND                   FUND              COMBINED FUND
------------------------- ---------------------- ----------------------- ----------------------
TOTAL NET ASSETS
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                      $150,323                $24,557                $174,880
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                      $11,612                 $11,516                 $23,128
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                          N/A                  $8,028                  $8,028
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                      $44,821                    $328                 $45,149
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                     $497,782                $267,361                $765,143
------------------------- ---------------------- ----------------------- ----------------------
    TOTAL                       $704,538                $311,790              $1,016,328
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------
NET ASSET VALUE
PER SHARE
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                       $31.16                  $12.13                  $12.13
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                       $30.86                  $12.07                  $12.07
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                       $31.17                  $12.09                  $12.09
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                       $31.14                  $12.12                  $12.12
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                       $31.21                  $12.20                  $12.20
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------
SHARES OUTSTANDING
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                        4,824                   2,025                  14,418
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                          376                     954                   1,916
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                          N/A                     664                     664
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                        1,439                      27                   3,725
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                       15,951                  21,916                  62,718
------------------------- ---------------------- ----------------------- ----------------------

          CAPITALIZATION OF SCIENCE & TECHNOLOGY FUND, TECHNOLOGY FUND
                           AND PRO FORMA COMBINED FUND
                  (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

------------------------- ---------------------- ----------------------- ----------------------
                           SCIENCE & TECHNOLOGY        TECHNOLOGY              PRO FORMA
                                   FUND                   FUND               COMBINED FUND
------------------------- ---------------------- ----------------------- ----------------------
TOTAL NET ASSETS
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                          $988                 $29,084                $30,072
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                        $3,563                 $15,974                $19,537
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                           N/A                  $9,009                 $9,009
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                        $1,858                     N/A                 $1,858
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                       $28,293                 $59,654                $87,947
------------------------- ---------------------- ----------------------- ----------------------
    TOTAL                         $34,702                $113,721               $148,423
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------
NET ASSET VALUE
PER SHARE
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                         $4.70                   $6.36                  $6.36
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                         $4.66                   $5.77                  $5.77
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                         $4.70                   $6.28                  $6.28
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                         $4.70                   $6.36                  $6.36
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                         $4.74                   $6.53                  $6.53
------------------------- ---------------------- ----------------------- ----------------------

------------------------- ---------------------- ----------------------- ----------------------
SHARES OUTSTANDING
------------------------- ---------------------- ----------------------- ----------------------
    CLASS A                           210                   4,572                  4,727
------------------------- ---------------------- ----------------------- ----------------------
    CLASS B                           765                   2,771                  3,389
------------------------- ---------------------- ----------------------- ----------------------
    CLASS C                           N/A                   1,435                  1,435
------------------------- ---------------------- ----------------------- ----------------------
    CLASS S                           395                     N/A                    292
------------------------- ---------------------- ----------------------- ----------------------
    CLASS Y                         5,966                   9,129                 13,462
------------------------- ---------------------- ----------------------- ----------------------

         The tables set forth above should not be relied upon to reflect the number of Acquiring Fund shares to be issued in, and outstanding immediately following, a Reorganization; the actual number of shares to be issued and outstanding will depend upon the net asset value and number of shares of each Voting Fund and the corresponding Acquiring Fund at the time of the Reorganization.

                 COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

         Each of the Voting Funds and the Acquiring Funds is a series of FAIF, a Maryland corporation. Because each Fund is a series of the same corporation, your rights as a shareholder of an Acquiring Fund will not differ from your rights as a shareholder of a Voting Fund.

                    VOTING INFORMATION CONCERNING THE MEETING

         This Prospectus/Proxy Statement is being sent to shareholders of Capital Growth Fund, Relative Value Fund, Growth & Income Fund and Science & Technology Fund, each a series of FAIF, in connection with a solicitation of voting instructions by the directors of FAIF, to be used at the Meeting. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Voting Funds on or about _________________, 2002.

         The Board of Directors of FAIF has fixed the close of business on March 18, 2002, as the record date (the "Record Date") for determining the shareholders of the Voting Funds entitled to receive notice of the Meeting and to give voting instructions, and for determining the number of shares for which such instructions may be given, with respect to the Meeting or any adjournment thereof.

         Shares which represent interests in a particular Voting Fund vote separately on the Reorganization and those matters pertaining only to that Voting Fund. Approval of a Reorganization will require the affirmative vote of a majority of the outstanding shares of each Voting Fund, with all classes of the Voting Fund voting together and not by class. Abstentions will be counted for purposes of determining a quorum, but will not be included in the amount of shares voted. Accordingly, an abstention will have the effect of a negative vote. Approval of a Plan with respect to a Voting Fund will be considered approval of the amendment to the Amended and Restated Articles of Incorporation of FAIF required to effect the Reorganization attached to the Plan.

         If a proxy that is properly executed and returned represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote shares on a Reorganization with respect to which the broker or nominee does not have discretionary power), the shares represented thereby, will only be considered present for purposes of determining the existence of a quorum for the transaction of business and will not be included in determining the number of votes cast.

         The individuals named as proxies on the enclosed proxy card will vote in accordance with your direction as indicated thereon, if your card is received properly executed by you or by your duly appointed agent or attorney-in-fact. If your card is properly executed and you give no voting instructions, your shares will be voted FOR the applicable Reorganization. You can also vote by telephone, with a fax or toll-free call to the appropriate number on the proxy card, and through the Internet Web site stated on the proxy card.

         You may revoke any proxy card by giving another proxy or by letter or telegram revoking the initial proxy. In addition, you can revoke a prior proxy by simply voting again using the proxy card, by a fax or toll-free call to the appropriate number on the proxy card, or through the Internet Website stated on the proxy card. To be effective, your revocation must be received by the applicable Voting Fund prior to the Meeting and must indicate your name and account number. In addition, if you attend the Meeting in person you may, if you wish, vote by ballot at the Meeting, thereby canceling any proxy previously given.

         Proxy solicitations will be made primarily by mail but may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of the Adviser, its affiliates or other representatives of the Voting Funds (who will not be paid for their soliciting activities). In addition, proxy solicitations may be made by ____________________________, the Voting Funds' proxy solicitor. The estimated cost of the proxy solicitations is approximately $_________________________. The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures will be paid by the Adviser. Neither the Voting Funds or the Acquiring Funds will bear any costs associated with the Meeting, this proxy solicitation or any adjourned session.

         If shareholders of a Voting Fund do not vote to approve the applicable Reorganization, the directors of FAIF will consider other possible courses of action in the best interests of shareholders. If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve a Reorganization are not received, the persons named as proxies on a proxy form sent to the Record Holders may propose one or more adjournments of the Meeting to permit further proxy solicitation. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

         A shareholder of a Voting Fund who objects to a proposed Reorganization will not be entitled under either Maryland law or the Articles of Incorporation, as amended, of FAIF, to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that each Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. In addition, if a Reorganization is consummated, the rights of shareholders to exchange among other First American funds or to sell fund shares will not be affected.

         FAIF does not hold annual shareholder meetings. If a Reorganization is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of FAIF at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by FAIF in a reasonable period of time prior to that meeting.

         The votes of the shareholders of each Acquiring Fund are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganizations.

SHAREHOLDER INFORMATION

         The Record Holders of each Voting Fund at the close of business on March 18, 2002 (the Record Date) will be entitled to be present and vote at the Meeting with respect to shares of the applicable Voting Fund owned as of the Record Date. As of the Record Date, the total number of shares of each Voting Fund outstanding and entitled to vote was as follows:

                --------------------------- --------------------------
                                                 NUMBER OF SHARES
                --------------------------- --------------------------
                CAPITAL GROWTH FUND              [              ]
                --------------------------- --------------------------
                RELATIVE VALUE FUND              [              ]
                --------------------------- --------------------------
                GROWTH & INCOME FUND             [              ]
                --------------------------- --------------------------
                SCIENCE & TECHNOLOGY FUND        [              ]
                --------------------------- --------------------------


         As of __________________, 2002, the officers and directors of FAIF beneficially owned as a group less than 1% of the outstanding shares of each Fund, respectively.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         [insert 5% beneficial owners of any Fund as of Record Date]

                        FINANCIAL STATEMENTS AND EXPERTS

         The Annual Report of First American Investment Funds, Inc. for the year ended and as of September 30, 2001, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement. The financial statements and financial highlights have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports incorporated by reference herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

                                 OTHER BUSINESS

         FAIF's Board of Directors does not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.


         THE BOARD OF DIRECTORS OF FAIF RECOMMENDS APPROVAL OF EACH PLAN AND ANY UNMARKED PROXY CARDS WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF SUCH PLAN.

________________________________________, 2002

                                                                       EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ___ day of February, 2002, by and between First American Investment Funds, Inc., a Maryland corporation with its principal place of business 800 Nicollet Mall, Minneapolis, Minnesota 55402 ("FAIF"), with respect to its Large Cap Growth Fund, Large Cap Value Fund, Equity Income Fund and Technology Fund (each, an "Acquiring Fund"), and FAIF, with respect to its Capital Growth Fund, Relative Value Fund, Growth & Income Fund and Science & Technology Fund (each, a "Selling Fund").

         The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of each applicable Selling Fund as set forth in the table in Section 1.1 of this Agreement in exchange for Class A, Class B, Class C, Class S and Class Y shares of common stock, $.0001 par value per share, of the corresponding Acquiring Fund, as set forth in the table in Section 1.1 of this Agreement (the Class A, Class B, Class C, Class S and Class Y shares of such Acquiring Fund to be issued to the Selling Fund, the "Acquiring Fund Shares"); (ii) the assumption by each Acquiring Fund of the identified liabilities of the corresponding Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the applicable Acquiring Fund Shares to the shareholders of the corresponding Selling Fund in liquidation of such Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, each Selling Fund and each corresponding Acquiring Fund is a separate investment series of an open-end, registered investment company of the management type and each Selling Fund owns securities that generally are assets of the character in which the corresponding Acquiring Fund is permitted to invest;

         WHEREAS, each Selling Fund and the corresponding Acquiring Fund are authorized to issue their common shares; and

         WHEREAS, the Directors of FAIF have determined that the transactions contemplated herein will be in the best interests of each Acquiring Fund, each Selling Fund and their respective shareholders and that the interests of the existing shareholders of the Acquiring Funds and Selling Funds will not be diluted as a result thereof.

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

             TRANSFER OF ASSETS OF EACH SELLING FUND IN EXCHANGE FOR
           THE CORRESPONDING ACQUIRING FUND SHARES, ASSUMPTION OF EACH
         SELLING FUND'S LIABILITIES AND LIQUIDATION OF EACH SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, each Selling Fund agrees to transfer all of its assets as set forth in paragraph 1.2 to the corresponding Acquiring Fund. Each Selling Fund and the corresponding Acquiring Fund, each a series of FAIF, is set forth in the following table:

         Selling Fund                           Corresponding Acquiring Fund
         ------------                           ----------------------------

         Capital Growth Fund..................  Large Cap Growth Fund
         Relative Value Fund..................  Large Cap Value Fund
         Growth & Income Fund.................  Equity Income Fund
         Science & Technology Fund............  Technology Fund

         Each Acquiring Fund agrees, in exchange for the corresponding Selling Fund's assets (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

         1.2 ASSETS TO BE ACQUIRED. The assets of each Selling Fund to be acquired by the corresponding Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         Each Selling Fund has provided the corresponding Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Selling Fund's assets as of the date thereof. Each Selling Fund hereby represents that, as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. Each Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the corresponding Acquiring Fund, acquire any additional securities other than securities of the type in which such Acquiring Fund is permitted to invest.

         Each Selling Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the corresponding Acquiring Fund with a list of its portfolio securities and other investments (the "Securities List"). Each Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the corresponding Selling Fund with a list of the securities, if any, on the Selling Fund's Securities List that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. If a Selling Fund holds any investments that the corresponding Acquiring Fund may not hold (as identified by the Acquiring Fund pursuant hereto), the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that a Selling Fund and the corresponding Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

         1.3 LIABILITIES TO BE ASSUMED. Each Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the corresponding Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the corresponding Selling Fund.

         1.4 LIQUIDATION AND DISTRIBUTION. On the Closing Date, (a) each Selling Fund will liquidate and distribute pro rata to its shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the corresponding Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to terminate as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the corresponding Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the corresponding Acquiring Fund to open accounts on the share records of the corresponding Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the corresponding Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The corresponding Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of each Acquiring Fund's transfer agent. Shares of each Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement on Form N-14, which has been distributed to shareholders of the corresponding Selling Fund as described in paragraph 4.1(o).

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the corresponding Selling Fund shares on the books of the corresponding Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of a Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8 TERMINATION. Each Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

         1.9 ARTICLES OF AMENDMENT. FAIF shall, before the Closing Date, (a) obtain approval pursuant to Maryland law of articles of amendment ("Amendment") to its Amended and Restated Articles of Incorporation (in substantially the form attached hereto as Exhibit A) and (b) file same with the Secretary of State of Maryland.

         1.10 CREDIT FOR SALES CHARGES. Each Acquiring Fund agrees that in determining contingent deferred sales charges applicable to Class B or Class C shares issued by it in the Reorganization and, with respect to Class B shares, the date upon which such shares convert to Class A shares, it shall give credit for the period during which the holders thereof held the Class B or Class C shares of the corresponding Selling Fund in exchange for which such Acquiring Fund shares were issued. In the event that Class A shares of an Acquiring Fund are distributed in the Reorganization to former holders of Class A shares of the corresponding Selling Fund with respect to which the front-end sales charge was waived due to a purchase of $1 million or more, the Acquiring Fund agrees that in determining whether a deferred sales charge is payable upon the sale of such Class A shares of the Acquiring Fund it shall give credit for the period during which the holder thereof held such corresponding Selling Fund shares.

                                   ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of each Selling Fund's assets to be acquired by the corresponding Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day immediately prior to the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in FAIF's Amended and Restated Articles of Incorporation and each Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in FAIF's Amended and Restated Articles of Incorporation and each Acquiring Fund's then current prospectus and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of full and fractional Acquiring Fund Shares of each class to be issued in exchange for each corresponding Selling Fund's assets shall be determined by multiplying the outstanding shares of each class of the applicable Selling Fund by the ratio computed by dividing the net asset value per share attributable to each class of the applicable Selling Fund by the net asset value per share of the respective classes of the corresponding Acquiring Fund determined in accordance with paragraph 2.2. The Selling Fund Shareholders of Class A, Class B, Class C, Class S and Class Y shares of each Selling Fund will receive Class A, Class B, Class C, Class S and Class Y shares, respectively, of the corresponding Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about May 20, 2002 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 8:00 a.m. Central time at the offices of FAIF, or at such other time and/or place as the parties may agree.

         3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of one or more Acquiring Funds or the applicable Selling Fund(s) shall be closed to trading or trading thereon shall be restricted; or
(b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of one or more Acquiring Funds or the applicable Selling Fund(s) is impracticable, the Valuation Date (and the Closing Date) for the affected Acquiring Fund(s) and Selling Fund(s) shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.3 TRANSFER AGENT'S CERTIFICATE. Each Selling Fund shall cause its transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders of each Selling Fund and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Each Acquiring Fund shall issue and deliver, or cause its transfer agent to issue and deliver, to the Secretary of FAIF a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to each Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of such Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUNDS. Each Selling Fund represents and warrants to the corresponding Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of FAIF, a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland.

                  (b) The Selling Fund is a separate investment series of FAIF, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), is in full force and effect.

                  (c) The Selling Fund has all necessary federal, state and local authorizations, licenses and approvals necessary or desirable to carry on its business as such business is now being conducted.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of FAIF's Amended and Restated Articles of Incorporation or Bylaws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the corresponding Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The audited financial statements of the Selling Fund at September 30, 2001 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the corresponding Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no material known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since September 30, 2001, there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the corresponding Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all material federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the corresponding Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed in writing to the corresponding Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Selling Fund has provided the corresponding Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the corresponding Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. The Prospectus/Proxy Statement included in the Registration Statement (other than information therein that relates to the corresponding Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading (other than as may timely be remedied by further appropriate disclosure).

         4.2 REPRESENTATIONS OF THE ACQUIRING FUNDS. Each Acquiring Fund represents and warrants to the corresponding Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of FAIF, a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland.

                  (b) The Acquiring Fund is a separate investment series of FAIF, a corporation that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of FAIF's Amended and Restated Articles of Incorporation or Bylaws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the corresponding Selling Fund and accepted by the corresponding Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The audited financial statements of the Acquiring Fund at September 30, 2001 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the corresponding Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

                  (g) Since September 30, 2001, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the corresponding Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the corresponding Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

                  (n) The Prospectus/Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading (other than as may timely be remedied by further appropriate disclosure).

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

             COVENANTS OF THE ACQUIRING FUNDS AND THE SELLING FUNDS

         5.1 OPERATION IN ORDINARY COURSE. Each Acquiring Fund and each Selling Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 APPROVAL BY SHAREHOLDERS. FAIF will call a meeting of the shareholders of each Selling Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3 INVESTMENT REPRESENTATION. Each Selling Fund covenants that the applicable Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.4 ADDITIONAL INFORMATION. Each Selling Fund will assist the corresponding Acquiring Fund in obtaining such information as such Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, each Acquiring Fund and the corresponding Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, each Selling Fund shall furnish the corresponding Acquiring Fund, in such form as is reasonably satisfactory to such Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by Ernst & Young LLP and certified by FAIF's President, Vice President or Treasurer.

                                   ARTICLE VI

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUNDS

         The obligations of each Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the corresponding Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations and warranties of the corresponding Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and such Acquiring Fund shall have delivered to the applicable Selling Fund a certificate executed in its name by a duly authorized officer of FAIF, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 With respect to each Selling Fund, FAIF shall have received on the Closing Date an opinion of Dorsey & Whitney LLP, dated as of the Closing Date, in a form reasonably satisfactory to FAIF, covering the following points:

                  (a) The corresponding Acquiring Fund is a separate investment series of FAIF, a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, and has the corporate power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) FAIF is registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the corresponding Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of such corresponding Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid and that the conditions set forth in this Agreement have been satisfied, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the corresponding Acquiring Fund has any statutory preemptive rights in respect thereof.

                  (e) To the knowledge of such counsel, the Registration Statement has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued; and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for consummation by FAIF and the corresponding Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of FAIF's Amended and Restated Articles of Incorporation or Bylaws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the corresponding Acquiring Fund is a party or by which it or any of its properties may be bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree (in each case known to such counsel) to which the Acquiring Fund is a party or by which it is bound.

         Such opinion shall contain such assumptions and limitations as shall be in the opinion of Dorsey & Whitney LLP appropriate to render the opinions expressed therein.

                                   ARTICLE VII

           CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS

         The obligations of each Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the corresponding Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations and warranties of the corresponding Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and such Selling Fund shall have delivered to the applicable Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of FAIF, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 Each Selling Fund shall have delivered to the corresponding Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Valuation Date, certified by the Treasurer of FAIF.

         7.3 With respect to each Acquiring Fund, FAIF shall have received on the Closing Date an opinion of Dorsey & Whitney LLP, in a form reasonably satisfactory to FAIF, covering the following points:

                  (a) The corresponding Selling Fund is a separate investment series of FAIF, a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, and has the corporate power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) FAIF is registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the corresponding Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of such corresponding Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for consummation by FAIF and the corresponding Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of FAIF's Amended and Restated Articles of Incorporation or Bylaws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the corresponding Selling Fund is a party or by which it or any of its properties may be bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree (in each case known to such counsel) to which the Selling Fund is a party or by which it is bound.

                  (f) Assuming that a consideration therefor of not less than the net asset value thereof has been paid and assuming that such shares were issued in accordance with the terms of the corresponding Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

         Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Dorsey & Whitney LLP appropriate to render the opinions expressed therein.

                                  ARTICLE VIII

                 FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF
                      EACH ACQUIRING FUND AND SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to any Selling Fund or the corresponding Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement with respect to the corresponding Acquiring Fund or Selling Fund (as applicable):

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of each Selling Fund in accordance with the provisions of FAIF's Amended and Restated Articles of Incorporation and Bylaws, and certified copies of the resolutions evidencing such approval shall have been delivered to the corresponding Acquiring Fund. Notwithstanding anything herein to the contrary, no Acquiring Fund or its corresponding Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of any Acquiring Fund or the corresponding Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 FAIF shall have obtained such exemptive relief from the provisions of Section 17 of the 1940 Act as may, in the view of counsel, be required in order to consummate the transactions contemplated hereby.

         8.6 The parties shall have received on the Closing Date a favorable opinion of Faegre & Benson LLP substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all the assets of each Selling Fund in exchange for the corresponding Acquiring Fund Shares and the assumption by the corresponding Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund Shareholders in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by any Acquiring Fund upon the receipt of the assets of the corresponding Selling Fund solely in exchange for the applicable Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by any Selling Fund upon the transfer of the Selling Fund assets to the corresponding Acquiring Fund in exchange for the corresponding Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by any Selling Fund Shareholders upon the exchange of their Selling Fund shares for the corresponding Acquiring Fund Shares in liquidation of the Selling Fund. Selling Fund Shareholders subject to taxation will recognize income upon receipt of any net investment income or net capital gains of the Selling Fund which are distributed by the Selling Fund prior to the Closing Date.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the assets of each Selling Fund acquired by the corresponding Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Such opinion shall contain such assumptions and limitations as shall be in the opinion of Faegre & Benson LLP appropriate to render the opinions expressed therein.

         8.7 The Amendment shall have been filed in accordance with the applicable provisions of Maryland law.

         8.8 The Acquiring Fund's investment adviser shall have paid or agreed to pay the costs incurred by FAIF in connection with the Reorganization, including the fees and expenses associated with the preparation and filing of the application for exemptive relief referred to in paragraph 8.5 above and the Registration Statement, and the expenses of printing and mailing the prospectus/proxy statement, soliciting proxies and holding the shareholders meeting required to approve the transactions contemplated by this Agreement.

                                   ARTICLE IX

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         9.1 Each Acquiring Fund and the corresponding Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         9.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                    ARTICLE X

                                   TERMINATION

         10.1 This Agreement may be terminated by the mutual agreement of each Acquiring Fund and the corresponding Selling Fund. In addition, each Acquiring Fund or Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) of a breach by the corresponding Selling Fund or Acquiring Fund, as applicable, of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met by the corresponding Selling Fund or Acquiring Fund, as applicable.

         10.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any Acquiring Fund, any Selling Fund, or FAIF or its Directors or officers, to the other party.

                                   ARTICLE XI

                                   AMENDMENTS

         11.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquiring Funds and the Selling Funds; provided, however, that following the meeting of shareholders of a Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to such Selling Fund Shareholders under this Agreement to the detriment of such Selling Fund Shareholders without their further approval.

                                   ARTICLE XII

                HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

         12.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         12.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         12.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Minnesota, without giving effect to the conflicts of laws provisions thereof.

         12.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                        FIRST AMERICAN INVESTMENT
                                        FUNDS, INC. ON BEHALF OF
                                        ITS LARGE CAP GROWTH FUND, LARGE
                                        CAP VALUE FUND, EQUITY INCOME
                                        FUND AND TECHNOLOGY FUND



                                        By:
                                           -------------------------------------
                                        Name:
                                        Title:



                                        FIRST AMERICAN INVESTMENT
                                        FUNDS, INC. ON BEHALF OF ITS
                                        CAPITAL GROWTH FUND, RELATIVE
                                        VALUE FUND, GROWTH & INCOME
                                        FUND AND SCIENCE & TECHNOLOGY
                                        FUND



                                        By:
                                           -------------------------------------
                                        Name:
                                        Title:

Exhibit A

                              ARTICLES OF AMENDMENT
                                       TO
                 AMENDED AND RESTATED ARTICLES OF INCORPORATION
                                       OF
                      FIRST AMERICAN INVESTMENT FUNDS, INC.


         The undersigned officer of First American Investment Funds, Inc. (the "Corporation"), a Maryland corporation, hereby certifies that the following amendments to the Corporation's Amended and Restated Articles of Incorporation has been adopted by the Board of Directors and by the requisite vote of shareholders of the Corporation in the manner required by Maryland General Corporation Law:

         WHEREAS, the Corporation is registered as an open-end management investment company (I.E., a mutual fund) under the Investment Company Act of 1940 and offers its shares to the public in several series, each of which represents a separate and distinct portfolio of assets;

         WHEREAS, it is desirable and in the best interests of the holders of the Class 00 shares of the Corporation (also known as "Capital Growth Fund") that the assets belonging to such class, subject to all liabilities of such class be sold to a separate portfolio of the Corporation which is known as "Large Cap Growth Fund" and which is represented by the Corporation's Class S shares, in exchange for shares of Large Cap Growth Fund, which shares will be distributed PRO RATA to the former shareholders of Capital Growth Fund;

         WHEREAS, Capital Growth Fund and Large Cap Growth Fund have entered into an Agreement and Plan of Reorganization providing for the foregoing transactions; and

         WHEREAS, the Agreement and Plan of Reorganization requires that, in order to bind all holders of shares of Capital Growth Fund to the foregoing transactions, and in particular to bind such holders to the cancellation and retirement of the outstanding Capital Growth Fund shares, it is necessary to adopt an amendment to the Corporation's Amended and Restated Articles of Incorporation.

         NOW, THEREFORE, BE IT RESOLVED, that the Corporation's Amended and Restated Articles of Incorporation be, and the same hereby are, amended to add the following Article IV(G) immediately following Article IV(F) thereof:

         ARTICLE IV(G). (a) For the purposes of this Article IV(G), the following terms shall have the following meanings:

                  "Acquired Fund" means the Corporation's Capital Growth Fund, which is represented by the Corporation's Class 00 shares.

                  "Class A Acquired Fund Shares" means the Corporation's Class 00 Common Shares.

                  "Class B Acquired Fund Shares" means the Corporation's Class 00, Series 2 Common Shares.

                  "Class C Acquired Fund Shares" means the Corporation's Class 00, Series 3 Common Shares.

                  "Class S Acquired Fund Shares" means the Corporation's Class 00, Series 5 Common Fund Shares.

                  "Class Y Acquired Fund Shares" means the Corporation's Class 00, Series 4 Common Shares.

                  "Acquiring Fund" means the Corporation's Large Cap Growth Fund, which is represented by the Corporation's Class S shares.

                  "Class A Acquiring Fund Shares" means the Corporation's Class S Common Shares.

                  "Class B Acquiring Fund Shares" means the Corporation's Class S, Series 2 Common Shares.

                  "Class C Acquiring Fund Shares" means the Corporation's Class S, Series 4 Common Shares.

                  "Class S Acquiring Fund Shares" means the Corporation's Class S, Series 5 Common Fund Shares.

                  "Class Y Acquiring Fund Shares" means the Corporation's Class S, Series 3 Common Shares.

                  "Reorganization Agreement" means that Agreement and Plan of Reorganization dated _______________, 2002 between the Acquired Fund and the Acquiring Fund.

                  "Effective Time" means the date and time at which delivery of the assets of the Acquired Fund and the shares of the Acquiring Fund to be issued pursuant to the Reorganization Agreement, and the liquidation of the Acquired Fund, occurs.

                  "Valuation Time" means the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Effective Time.

         (b) At the Effective Time, the assets belonging to the Acquired Fund, the liabilities belonging to the Acquired Fund, and the General Assets and General Liabilities allocated to the Acquired Fund, shall be sold to and assumed by the Acquiring Fund in return for Acquiring Fund shares, all pursuant to the Reorganization Agreement. For purposes of the foregoing, the terms "assets belonging to," "liabilities belonging to," "General Assets" and "General Liabilities" have the meanings assigned to them in Article IV, Section 1(d)(i) and (ii) of the Corporation's Amended and Restated Articles of Incorporation.

         (c) The numbers of Class A, Class B, Class C, Class S and Class Y Acquiring Fund Shares to be received by the Acquired Fund and distributed by it to the holders of Class A, Class B, Class C, Class S and Class Y Acquired Fund Shares shall be determined as follows:

                  (i) The net asset value per share of the Acquired Fund's and the Acquiring Fund's Class A Shares, Class B Shares, Class C Shares, Class S Shares and Class Y Shares shall be computed as of the Valuation Time using the valuation procedures set forth in the Corporation's Articles of Incorporation and Bylaws and then-current Prospectus and Statement of Additional Information and as may be required by the Investment Company Act of 1940, as amended (the "1940 Act").

                  (ii) The total number of Class A Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class A Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class A Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class A Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (iii) The total number of Class B Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class B Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class B Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class B Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (iv) The total number of Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class C Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class C Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class C Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (v) The total number of Class S Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class S Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class S Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class S Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (vi) The total number of Class Y Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class Y Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class Y Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class Y Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (vii) At the Effective Time, the Acquired Fund shall distribute to the Acquired Fund shareholders of the respective classes PRO RATA within such classes (based upon the ratio that the number of Acquired Fund shares of the respective classes owned by each Acquired Fund shareholder bears to the total number of issued and outstanding Acquired Fund shares of the respective classes) the full and fractional Acquiring Fund shares of the respective classes received by the Acquired Fund pursuant to (ii) through (vi) above. Accordingly, each Class A Acquired Fund shareholder shall receive, at the Effective Time, Class A Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class A Acquired Fund Shares owned by such Acquired Fund shareholder; each Class B Acquired Fund shareholder shall receive, at the Effective Time, Class B Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class B Acquired Fund Shares owned by such Acquired Fund shareholder; each Class C Acquired Fund shareholder shall receive, at the Effective Time, Class C Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class C Acquired Fund Shares owned by such Acquired Fund shareholder; each Class S Acquired Fund shareholder shall receive, at the Effective Time, Class S Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class S Acquired Fund Shares owned by such Acquired Fund shareholder; and each Class Y Acquired Fund shareholder shall receive, at the Effective Time, Class Y Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class Y Acquired Fund Shares owned by such Acquired Fund shareholder.

         (d) The distribution of Acquiring Fund shares to Acquired Fund shareholders provided for in paragraph (c) above shall be accomplished by an instruction, signed by the Corporation's Secretary, to transfer the Acquiring Fund shares then credited to the Acquired Fund's account on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders in amounts representing the respective PRO RATA number of Acquiring Fund shares due each such shareholder pursuant to the foregoing provisions. All issued and outstanding shares of the Acquired Fund shall simultaneously be cancelled on the books of the Acquired Fund and retired.

         (e) From and after the Effective Time, the Acquired Fund shares cancelled and retired pursuant to paragraph (d) above shall have the status of authorized and unissued Class 00 Common Shares of the Corporation, without designation as to series.

         WHEREAS, the Corporation is registered as an open-end management investment company (I.E., a mutual fund) under the Investment Company Act of 1940 and offers its shares to the public in several series, each of which represents a separate and distinct portfolio of assets;

         WHEREAS, it is desirable and in the best interests of the holders of the Class PP shares of the Corporation (also known as "Relative Value Fund") that the assets belonging to such class, subject to all liabilities of such class, be sold to a separate portfolio of the Corporation which is known as "Large Cap Value Fund" and which is represented by the Corporation's Class D shares, in exchange for shares of Large Cap Value Fund, which shares will be distributed PRO RATA to the former shareholders of Relative Value Fund;

         WHEREAS, Relative Value Fund and Large Cap Value Fund have entered into an Agreement and Plan of Reorganization providing for the foregoing transactions; and

         WHEREAS, the Agreement and Plan of Reorganization requires that, in order to bind all holders of shares of Relative Value Fund to the foregoing transactions, and in particular to bind such holders to the cancellation and retirement of the outstanding Relative Value Fund shares, it is necessary to adopt an amendment to the Corporation's Amended and Restated Articles of Incorporation.

         NOW, THEREFORE, BE IT RESOLVED, that the Corporation's Amended and Restated Articles of Incorporation be, and the same hereby are, amended to add the following Article IV(H) immediately following Article IV(G) thereof:

         ARTICLE IV(H). (a) For the purposes of this Article IV(H), the following terms shall have the following meanings:

                  "Acquired Fund" means the Corporation's Relative Value Fund, which is represented by the Corporation's Class PP shares.

                  "Class A Acquired Fund Shares" means the Corporation's Class PP Common Shares.

                  "Class B Acquired Fund Shares" means the Corporation's Class PP, Series 2 Common Shares.

                  "Class C Acquired Fund Shares" means the Corporation's Class PP, Series 3 Common Shares.

                  "Class S Acquired Fund Shares" means the Corporation's Class PP, Series 5 Common Fund Shares.

                  "Class Y Acquired Fund Shares" means the Corporation's Class PP, Series 4 Common Shares.

                  "Acquiring Fund" means the Corporation's Large Cap Value Fund, which is represented by the Corporation's Class D shares.

                  "Class A Acquiring Fund Shares" means the Corporation's Class D Common Shares.

                  "Class B Acquiring Fund Shares" means the Corporation's Class D, Series 3 Common Shares.

                  "Class C Acquiring Fund Shares" means the Corporation's Class D, Series 4 Common Shares.

                  "Class D Acquiring Fund Shares" means the Corporation's Class D, Series 5 Common Fund Shares.

                  "Class Y Acquiring Fund Shares" means the Corporation's Class D, Series 2 Common Shares.

                  "Reorganization Agreement" means that Agreement and Plan of Reorganization dated _______________, 2002 between the Acquired Fund and the Acquiring Fund.

                  "Effective Time" means the date and time at which delivery of the assets of the Acquired Fund and the shares of the Acquiring Fund to be issued pursuant to the Reorganization Agreement, and the liquidation of the Acquired Fund, occurs.

                  "Valuation Time" means the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Effective Time.

         (b) At the Effective Time, the assets belonging to the Acquired Fund, the liabilities belonging to the Acquired Fund, and the General Assets and General Liabilities allocated to the Acquired Fund, shall be sold to and assumed by the Acquiring Fund in return for Acquiring Fund shares, all pursuant to the Reorganization Agreement. For purposes of the foregoing, the terms "assets belonging to," "liabilities belonging to," "General Assets" and "General Liabilities" have the meanings assigned to them in Article IV, Section 1(d)(i) and (ii) of the Corporation's Amended and Restated Articles of Incorporation.

         (c) The numbers of Class A, Class B, Class C, Class S and Class Y Acquiring Fund Shares to be received by the Acquired Fund and distributed by it to the holders of Class A, Class B, Class C, Class S and Class Y Acquired Fund Shares shall be determined as follows:

                  (i) The net asset value per share of the Acquired Fund's and the Acquiring Fund's Class A Shares, Class B Shares, Class C Shares, Class S Shares and Class Y Shares shall be computed as of the Valuation Time using the valuation procedures set forth in the Corporation's Articles of Incorporation and Bylaws and then-current Prospectus and Statement of Additional Information and as may be required by the Investment Company Act of 1940, as amended (the "1940 Act").

                  (ii) The total number of Class A Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class A Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class A Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class A Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (iii) The total number of Class B Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class B Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class B Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class B Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (iv) The total number of Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class C Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class C Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class C Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (v) The total number of Class S Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class S Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class S Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class S Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (vi) The total number of Class Y Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class Y Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class Y Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class Y Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (vii) At the Effective Time, the Acquired Fund shall distribute to the Acquired Fund shareholders of the respective classes PRO RATA within such classes (based upon the ratio that the number of Acquired Fund shares of the respective classes owned by each Acquired

         Fund shareholder bears to the total number of issued and outstanding Acquired Fund shares of the respective classes) the full and fractional Acquiring Fund shares of the respective classes received by the Acquired Fund pursuant to (ii) through (vi) above. Accordingly, each Class A Acquired Fund shareholder shall receive, at the Effective Time, Class A Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class A Acquired Fund Shares owned by such Acquired Fund shareholder; each Class B Acquired Fund shareholder shall receive, at the Effective Time, Class B Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class B Acquired Fund Shares owned by such Acquired Fund shareholder; each Class C Acquired Fund shareholder shall receive, at the Effective Time, Class C Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class C Acquired Fund Shares owned by such Acquired Fund shareholder; each Class S Acquired Fund shareholder shall receive, at the Effective Time, Class S Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class S Acquired Fund Shares owned by such Acquired Fund shareholder; and each Class Y Acquired Fund shareholder shall receive, at the Effective Time, Class Y Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class Y Acquired Fund Shares owned by such Acquired Fund shareholder.

         (d) The distribution of Acquiring Fund shares to Acquired Fund shareholders provided for in paragraph (c) above shall be accomplished by an instruction, signed by the Corporation's Secretary, to transfer the Acquiring Fund shares then credited to the Acquired Fund's account on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders in amounts representing the respective PRO RATA number of Acquiring Fund shares due each such shareholder pursuant to the foregoing provisions. All issued and outstanding shares of the Acquired Fund shall simultaneously be cancelled on the books of the Acquired Fund and retired.

         (e) From and after the Effective Time, the Acquired Fund shares cancelled and retired pursuant to paragraph (d) above shall have the status of authorized and unissued Class PP Common Shares of the Corporation, without designation as to series.

         WHEREAS, the Corporation is registered as an open-end management investment company (I.E., a mutual fund) under the Investment Company Act of 1940 and offers its shares to the public in several series, each of which represents a separate and distinct portfolio of assets;

         WHEREAS, it is desirable and in the best interests of the holders of the Class RR shares of the Corporation (also known as "Growth & Income Fund") that the assets belonging to such class, subject to all liabilities of such class, be sold to a separate portfolio of the Corporation which is known as "Equity Income Fund" and which is represented by the Corporation's Class T shares, in exchange for shares of Equity Income Fund, which shares will be distributed PRO RATA to the former shareholders of Growth & Income Fund;

         WHEREAS, Growth & Income Fund and Equity Income Fund have entered into an Agreement and Plan of Reorganization providing for the foregoing transactions; and

         WHEREAS, the Agreement and Plan of Reorganization requires that, in order to bind all holders of shares of Growth & Income Fund to the foregoing transactions, and in particular to bind such holders to the cancellation and retirement of the outstanding Growth & Income Fund shares, it is necessary to adopt an amendment to the Corporation's Amended and Restated Articles of Incorporation.

         NOW, THEREFORE, BE IT RESOLVED, that the Corporation's Amended and Restated Articles of Incorporation be, and the same hereby are, amended to add the following Article IV(I) immediately following Article IV(H) thereof:

         ARTICLE IV(I). (a) For the purposes of this Article IV(I), the following terms shall have the following meanings:

                  "Acquired Fund" means the Corporation's Growth & Income Fund, which is represented by the Corporation's Class RR shares.

                  "Class A Acquired Fund Shares" means the Corporation's Class RR Common Shares.

                  "Class B Acquired Fund Shares" means the Corporation's Class RR, Series 2 Common Shares.

                  "Class C Acquired Fund Shares" means the Corporation's Class RR, Series 3 Common Shares.

                  "Class S Acquired Fund Shares" means the Corporation's Class RR, Series 5 Common Fund Shares.

                  "Class Y Acquired Fund Shares" means the Corporation's Class RR, Series 4 Common Shares.

                  "Acquiring Fund" means the Corporation's Equity Income Fund, which is represented by the Corporation's Class T shares.

                  "Class A Acquiring Fund Shares" means the Corporation's Class T Common Shares.

                  "Class B Acquiring Fund Shares" means the Corporation's Class T, Series 2 Common Shares.

                  "Class C Acquiring Fund Shares" means the Corporation's Class T, Series 4 Common Shares.

                  "Class T Acquiring Fund Shares" means the Corporation's Class T, Series 5 Common Fund Shares.

                  "Class Y Acquiring Fund Shares" means the Corporation's Class T, Series 3 Common Shares.

                  "Reorganization Agreement" means that Agreement and Plan of Reorganization dated _______________, 2002 between the Acquired Fund and the Acquiring Fund.

                  "Effective Time" means the date and time at which delivery of the assets of the Acquired Fund and the shares of the Acquiring Fund to be issued pursuant to the Reorganization Agreement, and the liquidation of the Acquired Fund, occurs.

                  "Valuation Time" means the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Effective Time.

         (b) At the Effective Time, the assets belonging to the Acquired Fund, the liabilities belonging to the Acquired Fund, and the General Assets and General Liabilities allocated to the Acquired Fund, shall be sold to and assumed by the Acquiring Fund in return for Acquiring Fund shares, all pursuant to the Reorganization Agreement. For purposes of the foregoing, the terms "assets belonging to," "liabilities belonging to," "General Assets" and "General Liabilities" have the meanings assigned to them in Article IV, Section 1(d)(i) and (ii) of the Corporation's Amended and Restated Articles of Incorporation.

         (c) The numbers of Class A, Class B, Class C, Class S and Class Y Acquiring Fund Shares to be received by the Acquired Fund and distributed by it to the holders of Class A, Class B, Class C, Class S and Class Y Acquired Fund Shares shall be determined as follows:

                  (i) The net asset value per share of the Acquired Fund's and the Acquiring Fund's Class A Shares, Class B Shares, Class C Shares, Class S Shares and Class Y Shares shall be computed as of the Valuation Time using the valuation procedures set forth in the Corporation's Articles of Incorporation and Bylaws and then-current Prospectus and Statement of Additional Information and as may be required by the Investment Company Act of 1940, as amended (the "1940 Act").

                  (ii) The total number of Class A Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class A Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class A Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class A Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (iii) The total number of Class B Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class B Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class B Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class B Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (iv) The total number of Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class C Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class C Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class C Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (v) The total number of Class S Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class S Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class S Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class S Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (vi) The total number of Class Y Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class Y Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class Y Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class Y Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (vii) At the Effective Time, the Acquired Fund shall distribute to the Acquired Fund shareholders of the respective classes PRO RATA within such classes (based upon the ratio that the number of Acquired Fund shares of the respective classes owned by each Acquired Fund shareholder bears to the total number of issued and outstanding Acquired Fund shares of the respective classes) the full and fractional Acquiring Fund shares of the respective classes received by the Acquired Fund pursuant to (ii) through (vi) above. Accordingly, each Class A Acquired Fund shareholder shall receive, at the Effective Time, Class A Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class A Acquired Fund Shares owned by such Acquired Fund shareholder; each Class B Acquired Fund shareholder shall receive, at the Effective Time, Class B Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class B Acquired Fund Shares owned by such Acquired Fund shareholder; each Class C Acquired Fund shareholder shall receive, at the Effective Time, Class C Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class C Acquired Fund Shares owned by such Acquired Fund shareholder; each Class S Acquired Fund shareholder shall receive, at the Effective Time, Class S Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class S Acquired Fund Shares owned by such Acquired Fund shareholder; and each Class Y Acquired Fund shareholder shall receive, at the Effective Time, Class Y Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class Y Acquired Fund Shares owned by such Acquired Fund shareholder.

         (d) The distribution of Acquiring Fund shares to Acquired Fund shareholders provided for in paragraph (c) above shall be accomplished by an instruction, signed by the Corporation's Secretary, to transfer the Acquiring Fund shares then credited to the Acquired Fund's account on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders in amounts representing the respective PRO RATA number of Acquiring Fund shares due each such shareholder pursuant to the foregoing provisions. All issued and outstanding shares of the Acquired Fund shall simultaneously be cancelled on the books of the Acquired Fund and retired.

         (e) From and after the Effective Time, the Acquired Fund shares cancelled and retired pursuant to paragraph (d) above shall have the status of authorized and unissued Class RR Common Shares of the Corporation, without designation as to series.

         WHEREAS, the Corporation is registered as an open-end management investment company (I.E., a mutual fund) under the Investment Company Act of 1940 and offers its shares to the public in several series, each of which represents a separate and distinct portfolio of assets;

         WHEREAS, it is desirable and in the best interests of the holders of the Class VV shares of the Corporation (also known as "Science & Technology Fund") that the assets belonging to such class, subject to all liabilities of such class, be sold to a separate portfolio of the Corporation which is known as "Technology Fund" and which is represented by the Corporation's Class P shares, in exchange for shares of Technology Fund, which shares will be distributed
PRO RATA to the former shareholders of Science & Technology Fund;

         WHEREAS, Science & Technology Fund and Technology Fund have entered into an Agreement and Plan of Reorganization providing for the foregoing transactions; and

         WHEREAS, the Agreement and Plan of Reorganization requires that, in order to bind all holders of shares of Science & Technology Fund to the foregoing transactions, and in particular to bind such holders to the cancellation and retirement of the outstanding Science & Technology Fund shares, it is necessary to adopt an amendment to the Corporation's Amended and Restated Articles of Incorporation.

         NOW, THEREFORE, BE IT RESOLVED, that the Corporation's Amended and Restated Articles of Incorporation be, and the same hereby are, amended to add the following Article IV(J) immediately following Article IV(I) thereof:

         ARTICLE IV(J). (a) For the purposes of this Article IV(J), the following terms shall have the following meanings:

                  "Acquired Fund" means the Corporation's Science & Technology Fund, which is represented by the Corporation's Class VV shares.

                  "Class A Acquired Fund Shares" means the Corporation's Class VV Common Shares.

                  "Class B Acquired Fund Shares" means the Corporation's Class VV, Series 2 Common Shares.

                  "Class C Acquired Fund Shares" means the Corporation's Class VV, Series 3 Common Shares.

                  "Class S Acquired Fund Shares" means the Corporation's Class VV, Series 5 Common Fund Shares.

                  "Class Y Acquired Fund Shares" means the Corporation's Class VV, Series 4 Common Shares.

                  "Acquiring Fund" means the Corporation's Technology Fund, which is represented by the Corporation's Class P shares.

                  "Class A Acquiring Fund Shares" means the Corporation's Class P Common Shares.

                  "Class B Acquiring Fund Shares" means the Corporation's Class P, Series 3 Common Shares.

                  "Class C Acquiring Fund Shares" means the Corporation's Class P, Series 4 Common Shares.

                  "Class S Acquiring Fund Shares" means the Corporation's Class P, Series 5 Common Fund Shares.

                  "Class Y Acquiring Fund Shares" means the Corporation's Class P, Series 2 Common Shares.

                  "Reorganization Agreement" means that Agreement and Plan of Reorganization dated _______________, 2002 between the Acquired Fund and the Acquiring Fund.

                  "Effective Time" means the date and time at which delivery of the assets of the Acquired Fund and the shares of the Acquiring Fund to be issued pursuant to the Reorganization Agreement, and the liquidation of the Acquired Fund, occurs.

                  "Valuation Time" means the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Effective Time.

         (b) At the Effective Time, the assets belonging to the Acquired Fund, the liabilities belonging to the Acquired Fund, and the General Assets and General Liabilities allocated to the Acquired Fund, shall be sold to and assumed by the Acquiring Fund in return for Acquiring Fund shares, all pursuant to the Reorganization Agreement. For purposes of the foregoing, the terms "assets belonging to," "liabilities belonging to," "General Assets" and "General Liabilities" have the meanings assigned to them in Article IV, Section 1(d)(i) and (ii) of the Corporation's Amended and Restated Articles of Incorporation.

         (c) The numbers of Class A, Class B, Class C, Class S and Class Y Acquiring Fund Shares to be received by the Acquired Fund and distributed by it to the holders of Class A, Class B, Class C, Class S and Class Y Acquired Fund Shares shall be determined as follows:

                  (i) The net asset value per share of the Acquired Fund's and the Acquiring Fund's Class A Shares, Class B Shares, Class C Shares, Class S Shares and Class Y Shares shall be computed as of the Valuation Time using the valuation procedures set forth in the Corporation's Articles of Incorporation and Bylaws and then-current Prospectus and Statement of Additional Information and as may be required by the Investment Company Act of 1940, as amended (the "1940 Act").

                  (ii) The total number of Class A Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class A Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class A Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class A Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (iii) The total number of Class B Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class B Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class B Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class B Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (iv) The total number of Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class C Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class C Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class C Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (v) The total number of Class S Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class S Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class S Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class S Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (vi) The total number of Class Y Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for assets and liabilities of the Acquired Fund shall be determined as of the Effective Time by multiplying the number of Class Y Acquired Fund Shares outstanding times a fraction, the numerator of which is the net asset value per share of Class Y Acquired Fund Shares, and the denominator of which is the net asset value per share of the Class Y Acquiring Fund Shares, each as determined pursuant to (i) above.

                  (vii) At the Effective Time, the Acquired Fund shall distribute to the Acquired Fund shareholders of the respective classes PRO RATA within such classes (based upon the ratio that the number of Acquired Fund shares of the respective classes owned by each Acquired Fund shareholder bears to the total number of issued and outstanding Acquired Fund shares of the respective classes) the full and fractional Acquiring Fund shares of the respective classes received by the Acquired Fund pursuant to (ii) through (vi) above. Accordingly, each Class A Acquired Fund shareholder shall receive, at the Effective Time, Class A Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class A Acquired Fund Shares owned by such Acquired Fund shareholder; each Class B Acquired Fund shareholder shall receive, at the Effective Time, Class B Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class B Acquired Fund Shares owned by such Acquired Fund shareholder; each Class C Acquired Fund shareholder shall receive, at the Effective Time, Class C Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class C Acquired Fund Shares owned by such Acquired Fund shareholder; each Class S Acquired Fund shareholder shall receive, at the Effective Time, Class S Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class S Acquired Fund Shares owned by such Acquired Fund shareholder; and each Class Y Acquired Fund shareholder shall receive, at the Effective Time, Class Y Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class Y Acquired Fund Shares owned by such Acquired Fund shareholder.

         (d) The distribution of Acquiring Fund shares to Acquired Fund shareholders provided for in paragraph (c) above shall be accomplished by an instruction, signed by the Corporation's Secretary, to transfer the Acquiring Fund shares then credited to the Acquired Fund's account on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders in amounts representing the respective PRO RATA number of Acquiring Fund shares due each such shareholder pursuant to the foregoing provisions. All issued and outstanding shares of the Acquired Fund shall simultaneously be cancelled on the books of the Acquired Fund and retired.

         (e) From and after the Effective Time, the Acquired Fund shares cancelled and retired pursuant to paragraph (d) above shall have the status of authorized and unissued Class VV Common Shares of the Corporation, without designation as to series.

         The undersigned officer of the Corporation hereby acknowledges, in the name and on behalf of the Corporation, the foregoing Articles of Amendment to be the corporate act of the Corporation and further certifies that, to the best of his or her knowledge, information and belief, the matters and facts set forth therein with respect to the approval thereof are true in all material respects, under the penalties of perjury.

         IN WITNESS WHEREOF, the Corporation has caused these Articles of Amendment to be signed in its name and on its behalf by its President or a Vice President and witnessed by its Secretary or an Assistant Secretary on ____________ __, 2002.

FIRST AMERICAN INVESTMENT FUNDS, INC.


By
   ---------------------------------

Its
    --------------------------------


WITNESS:


------------------------------------------------
Secretary, First American Investment Funds, Inc.

                                                                       EXHIBIT B

                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE
  (EXCERPTED FROM THE FAIF ANNUAL REPORT FOR THE YEAR ENDED SEPTEMBER 30, 2001)

CAPITAL GROWTH

INVESTMENT OBJECTIVE: MAXIMIZE LONG-TERM AFTER-TAX RETURNS


The First American Capital Growth Fund lost 43.17% for the 12-month period ended September 30, 2001(Class A shares declined 43.28% on net asset value). During the 12 months, the fund's benchmark, the Russell 1000 Growth Index, declined 45.64%.

Throughout the year, the U.S. economy was faced with a significant slowdown. This severely hampered business prospects for many companies, and led to profit declines. This also took a toll on stock prices. Hardest hit were growth companies, which had enjoyed the fruits of a solid run-up in values through the late 1990s and early 2000. With profit growth drying up, investors had less enthusiasm for the growth side of the market.

Technology stocks paid the biggest price. Business demand for tech-related products and services dried up dramatically beginning in 2000 and continuing in 2001. Stocks in that sector, which represented an important position in the fund, declined dramatically as a result. The fund also lost ground due to a strong commitment to health care stocks, which proved to be disappointing for most of the year. Only in the last two months did the health care area show signs of revival.

The fund did benefit from effective stock selection in many of the sectors in which it invests. Holdings in the consumer staple, financial, and technology area tended to perform better than the average stock within their respective sectors during the period. Few significant changes were made to the portfolio during the year. As a practice, the fund is generally positioned somewhat comparable to the overall market for growth stocks in terms of sector allocations. Value is added primarily through careful stock selection within each of those sectors.

As the new fiscal year begins, it is clear that the U.S. economy is fighting a slump that has made for a difficult business environment. In the short term, this will continue to create a challenge for many companies trying to meet profit expectations. As signs of an improved economy become more apparent, which could happen by early 2002, stocks are likely to generate better performance. In anticipation of that, the fund may be positioned in a more aggressive manner in order to take advantage of opportunities that are likely to return to the growth sector of the market.

--------------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                SINCE INCEPTION(6)
                                                  ------------------------------------------------------------
                                1 YEAR   5 YEARS   12/12/1994   8/18/1997   3/31/2000  12/11/2000   9/24/2001
--------------------------------------------------------------------------------------------------------------
Class A NAV                    -43.28%        --           --          --     -31.88%          --          --
--------------------------------------------------------------------------------------------------------------
Class A POP                    -46.39%        --           --          --     -34.40%          --          --
--------------------------------------------------------------------------------------------------------------
Class B NAV                    -43.66%     4.95%       10.12%          --          --          --          --
--------------------------------------------------------------------------------------------------------------
Class B POP                    -46.40%     4.62%       10.12%          --          --          --          --
--------------------------------------------------------------------------------------------------------------
Class C NAV                         --        --           --          --          --          --       2.58%
--------------------------------------------------------------------------------------------------------------
Class C POP                         --        --           --          --          --          --       0.60%
--------------------------------------------------------------------------------------------------------------
Class S                             --        --           --          --          --     -38.82%          --
--------------------------------------------------------------------------------------------------------------
Class Y                        -43.17%        --           --       0.29%          --          --          --
--------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index(3)   -45.64%     6.50%       12.25%       1.31%     -36.88%     -30.89%          --
--------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(4)     -26.62%    10.22%       14.80%       5.02%     -20.56%     -20.39%          --
--------------------------------------------------------------------------------------------------------------
S&P/BARRA 500 Growth Index(5)  -35.70%     9.94%       14.96%       4.42%     -30.55%     -22.79%          --
--------------------------------------------------------------------------------------------------------------

CAPITAL GROWTH


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
               CAPITAL           CAPITAL           CAPITAL        RUSSELL     S&P 500     S&P/BARRA
             GROWTH FUND,      GROWTH FUND,      GROWTH FUND,   1000 VALUE   COMPOSITE   500 GROWTH
             CLASS B NAV       CLASS B POP         CLASS Y       INDEX(3)     INDEX(4)    INDEX(5)
            ---------------------------------------------------------------------------------------

CLASS B

12/1994        10,000            10,000                           10,000       10,000      10,000
11/1995        12,944            12,944                           13,640       13,498      13,658
11/1996        16,483            16,483                           17,228       17,258      17,528
11/1997        20,223            20,223                           21,796       22,180      23,094
11/1998        24,422            24,422                           28,042       27,424      30,885
11/1999        30,590            30,590                           36,873       33,152      39,685
10/2000        33,189            33,189                           38,250       34,470      38,845
 9/2001        19,260            19,260                           21,826       25,402      25,643

CLASS Y

 9/1997                                             10,000        10,000       10,000      10,000
11/1997                                             10,459        10,533       10,667      10,747
11/1998                                             12,646        13,552       13,190      14,372
11/1999                                             15,884        17,820       15,944      18,468
10/2000                                             17,286        18,485       16,579      18,076
 9/2001                                             10,119        10,548       12,217      11,933

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On September 24, 2001, the Capital Growth Fund became the successor by merger to the Firstar Large Cap Growth Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar Large Cap Growth Fund. The Firstar Large Cap Growth Fund was organized on December 11, 2000, and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

     On September 24, 2001, the fund changed its investment objective to manage its portfolio of securities on a tax-efficient basis. Performance prior to this date does not reflect this management strategy.

(2) Performance for Class A, Class C, and Class S shares is not presented. Performance for Class A and Class S is higher due to lower expenses. Performance for Class C is substantially similar to Class B due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index and the Standard & Poor's/BARRA 500 Growth Index as benchmarks. Going forward, the fund will use the Russell 1000 Growth Index as a comparison because its composition better matches the fund's investment objective and strategies.

(4)  An unmanaged index of large-capitalization stocks.

(5) An unmanaged market-capitalization-weighted index comprised of the stocks in the Standard & Poor's 500 Composite Index with the highest valuations and, in the advisor's view, the greatest growth opportunities.

(6) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class C and Class S represents cumulative total return as the classes have been in operation less than one year.

LARGE CAP GROWTH


INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL


Growth stocks, the dominant performer of the markets in the late 1990s, bore the brunt of a severe bear market that began in early 2000. The First American Large Cap Growth Fund declined 51.31% for the fiscal year ended September 30, 2001 (Class A shares declined 51.45% on net asset value). During the 12-month period, the fund's benchmark, the S&P 500 Composite Index, declined 26.62%.

While the domestic economy faced a significant slowdown dating back to the closing months of 2000, the situation was even more severe for many major U.S. corporations. They found themselves in what can be described as a "profits recession." Corporate earnings declined dramatically, and stock prices paid a significant price as a result. Large-cap growth stocks, which had been major beneficiaries of an unprecedented bull market in the previous decade, were particularly hard hit. Investors were clearly surprised by the depth of the profit decline, and a major selloff resulted.

The fund began the fiscal year with a heavy emphasis on technology stocks. That proved to be damaging to the portfolio in the early months, as technology stalwarts such as Cisco Systems and Texas Instruments saw their stock prices plunge. The fund's position in technology was reduced, and stocks the fund continues to hold in that area tend to be companies that may be less aggressive, but offer stable profit growth.

The fund put an increased weighting in growth stocks from the health care and consumer areas. Health care stocks proved to be the best-performing sector in the marketplace.

Another damaging aspect of the past year's market was a sudden change in the fortunes of energy stocks. Early in the period, energy stocks looked particularly attractive, as high demand and reduced supplies resulted in a boost in oil and natural gas prices. However, as the economy lost steam, demand fell as well as the values of many energy stocks.

The main issue affecting the fortunes of growth stocks going forward is when the economy will begin to recover. The events on September 11 have clearly dealt a setback to hopes for a rapid rebound. Until it becomes evident that corporate profits can stabilize and improve, the fund will maintain a somewhat defensive posture in its stock selection. Once it becomes evident that the economy is on the rise, the market for large-cap growth stocks, a core holding for many investors, is likely to improve.

---------------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
---------------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                SINCE INCEPTION(5)
                                                 --------------------------------------------------------------
                               1 YEAR   5 YEARS    12/18/1992    8/2/1994    8/15/1994    2/1/1999   9/24/2001
---------------------------------------------------------------------------------------------------------------
Class A NAV                   -51.45%     2.09%         5.39%          --           --          --          --
---------------------------------------------------------------------------------------------------------------
Class A POP                   -54.11%     0.95%         4.72%          --           --          --          --
---------------------------------------------------------------------------------------------------------------
Class B NAV                   -51.79%     1.34%            --          --        7.42%          --          --
---------------------------------------------------------------------------------------------------------------
Class B POP                   -53.93%     1.09%            --          --        7.42%          --          --
---------------------------------------------------------------------------------------------------------------
Class C NAV                   -51.78%        --            --          --           --     -15.51%          --
---------------------------------------------------------------------------------------------------------------
Class C POP                   -52.70%        --            --          --           --     -15.84%          --
---------------------------------------------------------------------------------------------------------------
Class S                            --        --            --          --           --          --       2.87%
---------------------------------------------------------------------------------------------------------------
Class Y                       -51.31%     2.36%            --       8.38%           --          --          --
---------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index(3)  -45.64%     6.50%        10.01%      11.54%       11.54%     -12.54%          --
---------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(4)    -26.62%    10.22%        12.63%      13.65%       13.65%      -5.33%          --
---------------------------------------------------------------------------------------------------------------

LARGE CAP GROWTH


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN
              LARGE CAP        LARGE CAP         LARGE CAP       RUSSELL      S&P 500
             GROWTH FUND,     GROWTH FUND,      GROWTH FUND,   1000 GROWTH   COMPOSITE
             CLASS A NAV      CLASS A POP         CLASS Y        INDEX(3)     INDEX(4)
            --------------------------------------------------------------------------
CLASS A

12/1992        10,000            9,452                           10,000        10,000
 9/1993         8,947            8,457                            9,907        10,759
 9/1994         9,286            8,777                           10,485        11,155
 9/1995        12,183           11,515                           13,861        14,474
 9/1996        14,300           13,516                           16,827        17,416
 9/1997        18,976           17,935                           22,934        24,461
 9/1998        19,092           18,045                           25,481        26,672
 9/1999        25,964           24,541                           34,362        34,083
 9/2000        32,663           30,873                           42,413        38,611
 9/2001        15,859           14,989                           23,056        28,332

CLASS Y

 8/1994                                            10,000        10,000        10,000
 9/1994                                            10,236         9,863         9,756
 9/1995                                            13,467        13,038        12,657
 9/1996                                            15,835        15,828        15,231
 9/1997                                            21,021        21,574        21,391
 9/1998                                            21,246        23,969        23,325
 9/1999                                            28,970        32,324        29,806
 9/2000                                            36,541        39,897        33,765
 9/2001                                            17,792        21,688        24,777

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On May 18, 1994, the Large Cap Growth Fund became the successor by merger to the Boulevard Blue Chip Growth Fund. Prior to the merger, the First American fund had no assets or liabilities. Performance prior to May 18, 1994, is that of the Boulevard Blue Chip Growth Fund.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index and the Standard & Poor's/BARRA 500 Growth Index as benchmarks. Going forward, the fund will use the Russell 1000 Growth Index as a comparison because its composition better matches the fund's investment objective and strategies.

(4)  An unmanaged index of large-capitalization stocks.

(5) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.

RELATIVE VALUE


INVESTMENT OBJECTIVE: MAXIMIZE AFTER-TAX TOTAL RETURN FROM CAPITAL APPRECIATION PLUS INCOME

The First American Relative Value Fund declined by 11.97% for the 12-month period ended September 30, 2001 (Class A shares declined 12.18% on net asset value). During the 12-month period, the fund's benchmark, the Russell 1000 Value Index, declined 8.91%.

There were several major trends in the economy and markets that had a significant impact on the fund's performance over the past 12 months. For starters, the U.S. economy went into a definite slowdown mode in late 2000, and continued on that track throughout the first nine months of 2001. The tragedies on September 11 may have been the catalyst to throw the U.S. economy into a full-blown recession.

Throughout this period, the stock market continued a cycle that had begun in 2000 as investor interest shifted from a bias toward growth to one that favored value stocks. While previously red-hot sectors like technology and telecommunications stocks fell dramatically, sectors featuring a number of value-oriented names, including financial services, energy, and consumer companies that are not dependent on a strong economy to succeed, came to the forefront.

This portfolio is structured with a limited number of stocks (close to 50 at the end of the fiscal year). These stocks are chosen through a careful process that seeks to identify issues offering long-term fundamental value. Trading is limited, as the fund seeks to capture the full value of a stock's upside potential.

The fund is diversified across most market sectors, though it currently has its heaviest weighting in financial, energy, and technology stocks. Over the past fiscal year, a number of stocks in these industries performed well for the fund.

Given the dramatic decline in the markets in the wake of September 11, there appears to be solid opportunities to buy stocks at attractive prices as the new fiscal year gets underway. The foundation may have been laid for a positive year ahead. This fund strives to deliver consistent performance over time, and could play an important role in a well-diversified portfolio.

-----------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
-----------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                  SINCE INCEPTION(6)
                                                            -----------------------------------------------
                               1 YEAR   5 YEARS   10 YEARS   3/31/1998   8/18/1997  12/11/2000   9/24/2001
-----------------------------------------------------------------------------------------------------------
Class A NAV                   -12.18%     9.55%     12.06%          --          --          --          --
-----------------------------------------------------------------------------------------------------------
Class A POP                   -17.00%     8.32%     11.42%          --          --          --          --
-----------------------------------------------------------------------------------------------------------
Class B NAV                   -12.75%        --         --      -1.36%          --          --          --
-----------------------------------------------------------------------------------------------------------
Class B POP                   -17.07%        --         --      -2.18%          --          --          --
-----------------------------------------------------------------------------------------------------------
Class C NAV                        --        --         --          --          --          --       3.57%
-----------------------------------------------------------------------------------------------------------
Class C POP                        --        --         --          --          --          --       1.52%
-----------------------------------------------------------------------------------------------------------
Class S                            --        --         --          --          --     -13.53%          --
-----------------------------------------------------------------------------------------------------------
Class Y                       -11.97%        --         --          --       3.73%          --          --
-----------------------------------------------------------------------------------------------------------
Russell 1000 Value Index(3)    -8.91%    11.67%     13.85%       1.29%       6.51%      -7.67%          --
-----------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(4)    -26.62%    10.22%     12.70%      -0.34%       5.02%     -20.39%          --
-----------------------------------------------------------------------------------------------------------
S&P/BARRA 500 Value Index(5)  -16.89%     9.80%     12.68%       0.15%       4.85%     -18.22%          --
-----------------------------------------------------------------------------------------------------------

RELATIVE VALUE


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
               RELATIVE          RELATIVE          RELATIVE       RUSSELL     S&P 500    S&P/BARRA
             VALUE FUND,       VALUE FUND,        VALUE FUND,   1000 VALUE   COMPOSITE   500 VALUE
             CLASS A NAV       CLASS A POP          CLASS Y      INDEX(3)     INDEX(4)   INDEX(5)
            --------------------------------------------------------------------------------------

CLASS A

11/1991        10,000           9,452                             10,000       10,000      10,000
11/1992        11,531          10,896                             12,048       11,847      11,764
11/1993        13,196          12,469                             14,299       13,044      13,968
11/1994        13,066          12,346                             14,118       13,181      13,944
11/1995        17,651          16,678                             19,273       18,055      18,815
11/1996        22,744          21,490                             24,343       23,085      23,983
11/1997        29,045          27,445                             31,566       29,668      29,997
11/1998        33,886          32,018                             36,329       36,683      33,971
11/1999        37,913          35,823                             40,132       44,344      38,203
10/2000        37,884          35,796                             42,679       46,108      42,149
 9/2001        32,140          30,368                             37,943       33,977      34,387

CLASS Y

 8/1997                                             10,000        10,000       10,000      10,000
11/1997                                             10,393        10,764       10,667      10,586
11/1998                                             12,154        12,388       13,190      11,988
11/1999                                             13,637        13,685       15,944      13,481
10/2000                                             13,671        14,553       16,579      14,874
 9/2001                                             11,627        12,938       12,217      12,135

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On September 24, 2001, the Relative Value Fund became the successor by merger to the Firstar Relative Value Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar Relative Value Fund. The Firstar Relative Value Fund was organized on December 11, 2000, and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

     On September 24, 2001, the fund changed its investment objective to manage its portfolio of securities on a tax-efficient basis. Performance prior to this date does not reflect this management strategy.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index and the Standard & Poor's/BARRA 500 Value Index as benchmarks. Going forward, the fund will use the Russell 1000 Value Index as a comparison because its composition better matches the fund's investment objectives and strategies.

(4)  An unmanaged index of large-capitalization stocks.

(5) An unmanaged capitalization-weighted index consisting of approximately 50% of the market capitalization of the Standard & Poor's Composite Index with low price-to-book ratios.

(6) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class C and Class S represents cumulative total return as the classes have been in operation less than one year.

LARGE CAP VALUE

INVESTMENT OBJECTIVE: PRIMARY--CAPITAL APPRECIATION; SECONDARY--CURRENT INCOME


In one of the most difficult 12-month periods in recent memory for stocks of large American companies, the First American Large Cap Value Fund declined 13.53% for the fiscal year ended September 30, 2001 (Class A shares declined 13.72% on net asset value). During the same 12-month period, the fund's benchmark, the Russell 1000 Value Index, declined 8.91%.

The past 12 months saw investors turn more attention to value-oriented stocks. This segment of the market struggled through much of the 1990s, at a time when most investors preferred stocks of growth companies, especially in the high-flying technology sector. Since the early months of 2000, investor sentiment has shifted, favoring value issues. While technology stocks were losing ground, investors were putting more money to work in financial services, energy, and utilities stocks. Those sectors performed particularly well in the closing months of 2000.

After a brief spurt by growth stocks in the opening weeks of 2001, value once again regained leadership, and that trend generally held firm through much of the rest of the fiscal year. A significant event that occurred regularly throughout the year was the decision by the Federal Reserve (the Fed) to reduce short-term interest rates. Typically, in periods where the Fed is cutting rates, value stocks tend to perform well relative to the rest of the equity market. The Fed's actions were an effort to keep the U.S. economy from slowing too much. Despite the Fed's best efforts, the tragic events on September 11 may have pushed the nation into a recession.

The declining interest-rate environment helped improve prospects for financial services companies, and the fund was able to capitalize on positive performance. Basic materials and industrial stocks also performed relatively well, as did a number of the fund's health care holdings. By contrast, technology stocks struggled, though the fund's focus on more conservative companies in this sector tended to perform better than the broad market of technology stocks. Utilities stocks started the year on a positive track, but struggled through most of 2001, detracting from the fund's returns.

While the terrorist attacks on America have added a great deal of uncertainty to the equation, there are positive signs for equities entering the new fiscal year. What's more, it is possible that value stocks will continue to enjoy a position of strength within the stock market. Thanks to significant stimulus from the Fed and from added U.S. government spending and tax cuts, it seems likely that the economy will turn a corner and begin to enjoy modest growth in the coming months, which should improve the profit outlook for a number of companies. Today's market appears to offer fairly attractive value, and that is likely to benefit investors in the future.

----------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
----------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                  SINCE INCEPTION(5)
                                                            ----------------------------------------------
                               1 YEAR   5 YEARS   10 YEARS    2/4/1994   8/15/1994   2/1/1999   9/24/2001
----------------------------------------------------------------------------------------------------------
Class A NAV                   -13.72%     6.10%     10.94%          --          --         --          --
----------------------------------------------------------------------------------------------------------
Class A POP                   -18.48%     4.91%     10.32%          --          --         --          --
----------------------------------------------------------------------------------------------------------
Class B NAV                   -14.42%     5.31%         --          --       9.99%         --          --
----------------------------------------------------------------------------------------------------------
Class B POP                   -18.29%     5.08%         --          --       9.99%         --          --
----------------------------------------------------------------------------------------------------------
Class C NAV                   -14.36%        --         --          --          --     -5.02%          --
----------------------------------------------------------------------------------------------------------
Class C POP                   -15.99%        --         --          --          --     -5.38%          --
----------------------------------------------------------------------------------------------------------
Class S                            --        --         --          --          --         --       4.24%
----------------------------------------------------------------------------------------------------------
Class Y                       -13.53%     6.38%         --      10.60%          --         --          --
----------------------------------------------------------------------------------------------------------
Russell 1000 Value Index(3)    -8.91%    11.67%     13.85%      13.42%      13.99%      0.63%          --
----------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(4)    -26.62%    10.22%     12.70%      13.24%      13.73%     -5.34%          --
----------------------------------------------------------------------------------------------------------

LARGE CAP VALUE


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

           FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
              LARGE CAP         LARGE CAP         LARGE CAP        RUSSELL     S&P 500
             VALUE FUND,       VALUE FUND,       VALUE FUND,     1000 VALUE   COMPOSITE
             CLASS A NAV       CLASS A POP         CLASS Y        INDEX(3)     INDEX(4)
           ----------------------------------------------------------------------------
CLASS A

9/1991          10,000             9,452                           10,000       10,000
9/1992          10,788            10,197                           11,240       11,105
9/1993          12,495            11,810                           14,090       12,549
9/1994          13,540            12,798                           13,994       13,012
9/1995          16,960            16,031                           17,868       16,882
9/1996          21,013            19,861                           21,075       20,314
9/1997          29,171            27,571                           29,992       28,531
9/1998          26,612            25,153                           31,069       31,110
9/1999          32,447            30,669                           36,885       39,754
9/2000          32,746            30,951                           40,173       45,035
9/2001          28,252            26,703                           36,592       33,047

CLASS Y

2/1994                                              10,000         10,000       10,000
9/1994                                              10,170          9,935       10,074
9/1995                                              12,763         12,686       13,070
9/1996                                              15,867         14,963       15,728
9/1997                                              22,076         21,294       22,089
9/1998                                              20,206         22,059       24,086
9/1999                                              24,707         26,188       30,779
9/2000                                              24,995         28,523       34,867
9/2001                                              21,614         25,980       25,585

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index as a benchmark. Going forward, the fund will use the Russell 1000 Value Index as a comparison because its composition better matches the fund's investment objectives and strategies.

(4)  An unmanaged index of large-capitalization stocks.

(5) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.

GROWTH & INCOME

INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL AND INCOME


The First American Growth & Income Fund lost 25.30% for the 12-month period ended September 30, 2001 (Class A shares declined 25.48% on net asset value). During the 12 months, the fund outpaced its benchmark, the S&P 500 Composite Index, which declined 26.62%.

The biggest issue confronting the equity markets during the period was continued slowing in U.S. economic growth, which may have actually reached recession levels by the end of the fiscal year, particularly following the terrorist attacks on September 11. In this environment, few companies were able to muster reasonable profit growth, which sent stock prices tumbling. Even a series of short-term interest rate cuts by the Federal Reserve, which began in January and continued right through to the end of the fiscal year, was not enough to stem the tide of a slowing U.S. economy and weak profit picture.

Among the sectors of the market that were hardest hit in the equity portfolio were stocks of health care companies. For most of the year, they proved to be a disappointment, generating poor returns. Only near the end of the year did they begin to find their way back into favor. Health care stocks represented the fund's largest equity position. The hardest-hit sector overall was technology, and that had a negative impact on the fund as well. The fund placed a bigger emphasis on technology stocks early in 2001, given that they already had suffered significant losses, but the relentless economy continued to hurt this area of business more than any other.

Better performance was generated by the fund's holdings in stocks of consumer product companies that typically don't see their fortunes change with swings in the economy, such as food and beverage firms and household products companies. Selected consumer cyclical stocks also performed well.

As the new fiscal year begins, it is clear that the U.S. economy is fighting a slump that has made for a difficult business environment. In the short term, that will mean many companies will have to work hard to achieve their profit expectations. However, it is expected that the economic cycle will eventually turn positive, probably in the early part of 2002. Once that becomes apparent, it's likely that stocks will enjoy a rebound. At some point, the fund will likely be positioned in a more aggressive manner in an effort to take advantage of an improving environment.

--------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                SINCE INCEPTION(4)
                                                           ---------------------------------------------
                              1 YEAR   5 YEARS   10 YEARS   1/9/1995   3/1/1999  11/27/2000   9/24/2001
--------------------------------------------------------------------------------------------------------
Class A NAV                  -25.48%     7.85%         --     13.06%         --          --          --
--------------------------------------------------------------------------------------------------------
Class A POP                  -29.58%     6.64%         --     12.11%         --          --          --
--------------------------------------------------------------------------------------------------------
Class B NAV                  -26.00%        --         --         --     -6.36%          --          --
--------------------------------------------------------------------------------------------------------
Class B POP                  -29.31%        --         --         --     -7.26%          --          --
--------------------------------------------------------------------------------------------------------
Class C NAV                       --        --         --         --         --          --       3.94%
--------------------------------------------------------------------------------------------------------
Class C POP                       --        --         --         --         --          --       1.92%
--------------------------------------------------------------------------------------------------------
Class S                           --        --         --         --         --     -23.50%          --
--------------------------------------------------------------------------------------------------------
Class Y                      -25.30%     8.11%     10.75%         --         --          --          --
--------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(3)   -26.62%    10.22%     12.70%     14.56%     -6.97%     -19.99%          --
--------------------------------------------------------------------------------------------------------

GROWTH & INCOME


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
            GROWTH & INCOME   GROWTH & INCOME   GROWTH & INCOME    S&P 500
                 FUND,             FUND,             FUND,        COMPOSITE
             CLASS A NAV       CLASS A POP          CLASS Y        INDEX(3)
            ---------------------------------------------------------------

CLASS A

 1/1995        10,000              9,452                            10,000
10/1995        12,631             11,934                            12,603
10/1996        15,992             15,109                            15,640
10/1997        20,866             19,714                            20,663
10/1998        24,638             23,278                            25,204
10/1999        27,550             26,030                            31,671
10/2000        30,991             29,280                            33,599
 9/2001        22,830             21,570                            24,760

CLASS Y

10/1991                                              10,000         10,000
10/1992                                              10,582         10,995
10/1993                                              11,632         12,638
10/1994                                              11,847         13,128
10/1995                                              14,808         16,599
10/1996                                              18,789         20,598
10/1997                                              24,584         27,213
10/1998                                              29,094         33,193
10/1999                                              32,618         41,710
10/2000                                              36,777         44,250
 9/2001                                              27,159         32,608

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On September 24, 2001, the Growth & Income Fund became the successor by merger to the Firstar Growth & Income Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of Firstar Growth & Income Fund. Prior to January 10, 1995, the Firstar fund offered one class of shares to investors without a sales charge or a distribution or shareholder servicing fee. Performance presented prior to January 10, 1995, does not reflect these fees.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3)  An unmanaged index of large-capitalization stocks.

(4) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class C and Class S represents cumulative total return as the classes have been in operation less than one year.

EQUITY INCOME

INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL AND INCOME


In a volatile year for stocks, the First American Equity Income Fund finished the year with a modest decline of 3.71% for the fiscal year ended September 30, 2001 (Class A shares declined 3.89% on net asset value). By comparison, the fund's benchmarks, the S&P 500 Composite Index and the Lehman Government/Credit Bond Index, declined 26.62% and gained 15.32% respectively, over the 12-month period.

Stocks that pay dividends began to draw more investor attention as market expectations shifted from the belief that the economy would continue to grow at a solid pace to the expectation that a recession was just around the corner. In fact, there has been a recession in business capital spending, which began to dramatically decline during the first months of 2001.

Because the fund was positioned to weather this change in expectations for the economy, the portfolio held up relatively well. The fund's focus on stocks that pay dividends helps to provide a cushion in periods when the markets move lower, as the current yield provides a reliable return that can help offset negative movement in stock prices.

One reason the fund performed well compared to its competitive group and the market as a whole was that it avoided significant investments in technology stocks, which were the hardest hit during the 12-month period.

Going forward, the fund will stick to its discipline of owning dividend-paying companies and emphasizing yield-oriented sectors of the market. It seems likely, particularly in the wake of the September 11 attacks, that the U.S. economy will struggle in the first months of the new fiscal year. While there are efforts underway to stimulate economic growth, the impact is likely to begin off of a much lower economic base, as well as a significantly lower level of corporate profits. The portfolio will be adjusted to favor stocks that can benefit from positive economic growth as improvement in the economy becomes more visible.

----------------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
----------------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                  SINCE INCEPTION(5)
                                                      ----------------------------------------------------------
                                    1 YEAR   5 YEARS   12/18/1992   8/2/1994   8/15/1994   2/1/1999   9/24/2001
----------------------------------------------------------------------------------------------------------------
Class A NAV                         -3.89%    10.74%       10.95%         --          --         --          --
----------------------------------------------------------------------------------------------------------------
Class A POP                         -9.19%     9.49%       10.24%         --          --         --          --
----------------------------------------------------------------------------------------------------------------
Class B NAV                         -4.64%     9.98%           --         --      11.64%         --          --
----------------------------------------------------------------------------------------------------------------
Class B POP                         -8.35%     9.72%           --         --      11.64%         --          --
----------------------------------------------------------------------------------------------------------------
Class C NAV                         -4.74%        --           --         --          --      0.75%          --
----------------------------------------------------------------------------------------------------------------
Class C POP                         -6.40%        --           --         --          --      0.36%          --
----------------------------------------------------------------------------------------------------------------
Class S                                 --        --           --         --          --         --       4.75%
----------------------------------------------------------------------------------------------------------------
Class Y                             -3.71%    11.08%           --     12.64%          --         --          --
----------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(3)         -26.62%    10.22%       12.63%     13.65%      13.65%     -5.33%          --
----------------------------------------------------------------------------------------------------------------
Lehman Gov't/Credit Bond Index(4)   15.32%     8.05%        7.45%      8.04%       8.04%      7.56%          --
----------------------------------------------------------------------------------------------------------------

EQUITY INCOME


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN                 LEHMAN
                EQUITY           EQUITY           EQUITY        S&P 500    GOVERNMENT/
             INCOME FUND,     INCOME FUND,     INCOME FUND,    COMPOSITE   CREDIT BOND
             CLASS A NAV      CLASS A POP        CLASS Y        INDEX(3)     INDEX(4)
            --------------------------------------------------------------------------
CLASS A

12/1992       10,000             9,452                           10,000        10,000
 9/1993       10,377             9,808                           10,759        10,861
 9/1994       10,885            10,288                           11,155        10,681
 9/1995       12,851            12,146                           14,474        11,885
 9/1996       14,960            14,140                           17,416        12,494
 9/1997       19,622            18,546                           24,461        13,518
 9/1998       21,265            20,100                           26,672        14,926
 9/1999       23,337            22,057                           34,083        15,020
 9/2000       25,929            24,507                           38,611        15,956
 9/2001       24,919            23,553                           28,332        18,013

CLASS Y

 8/1994                                           10,000         10,000        10,000
 9/1994                                           10,045          9,756         9,908
 9/1995                                           11,877         12,657        11,025
 9/1996                                           13,871         15,231        11,590
 9/1997                                           18,234         21,391        12,540
 9/1998                                           19,848         23,325        13,846
 9/1999                                           21,853         29,806        13,933
 9/2000                                           24,358         33,765        14,801
 9/2001                                           23,455         24,777        16,710

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On May 18, 1994, the Equity Income Fund became the successor by merger to the Boulevard Strategic Balance Fund. Prior to the merger, the First American fund had no assets or liabilities. Performance prior to May 18, 1994, is that of the Boulevard Strategic Balance Fund.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3)  An unmanaged index of large-capitalization stocks.

(4) An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities and investment-grade corporate debt securities.

(5) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.

SCIENCE & TECHNOLOGY

INVESTMENT OBJECTIVE: LONG-TERM AFTER-TAX GROWTH OF CAPITAL


In one of the worst bear markets any sector has faced in recent history, the First American Science & Technology Fund sustained a decline of 78.74% for the 12-month period ended September 30, 2001 (Class A shares were down 78.80% on net asset value). Over the same time frame, the fund's benchmark, the S&P Technology Composite Index, declined 61.63%.

After experiencing significant growth in the latter part of the 1990s, technology-oriented stocks began to lose their appeal to investors by March of 2000. As the fiscal year began in October 2000, the virtual free-fall among stocks in this sector was fully underway. The main culprit was a sudden turnaround in technology spending by most companies.
A number of firms had invested significant sums upgrading their technology needs in advance of the Year 2000 conversion. But the purse strings were tightened after that period, a pattern that continued into 2001. This left a number of technology firms holding huge inventories of product. Profits dried up dramatically, and investors shied away from the sector.

Anticipating continued difficulties in this market, the fund focused a significant portion of its assets on some of the largest companies in the technology market. A number of stocks, such as Cisco Systems, a darling during the heyday of technology investing, was hit as hard or harder than many companies with a less-impressive track record.

The fund also put more emphasis on technology stocks in the health care sector. While that helped to reduce some of the portfolio's volatility, it was not able to stem the tide of losses suffered in the rest of the technology marketplace. The fund's semiconductor holdings provided relatively better performance, but again, there was little place to hide during this difficult period. The tragic attacks on September 11 increased the magnitude of the downturn.

The silver lining to the significant market decline is that stocks appear to have significant upside potential from this point. A number of technology stocks were trading at very attractive levels by the end of the fiscal year, and that should create positive opportunities in the months ahead. Demand seems to be picking up in selected industries like wireless telecommunications, and as the economy begins to improve, spending on other areas of technology should increase as well, improving earnings and making these stocks attractive once again.

----------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
----------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                     SINCE INCEPTION(5)
                                              ------------------------------------------------
                                     1 YEAR    8/9/1999    3/31/2000   12/11/2000   9/24/2001
----------------------------------------------------------------------------------------------
Class A NAV                         -78.80%          --      -64.15%           --          --
----------------------------------------------------------------------------------------------
Class A POP                         -79.97%          --      -65.48%           --          --
----------------------------------------------------------------------------------------------
Class B NAV                         -78.91%     -29.98%           --           --          --
----------------------------------------------------------------------------------------------
Class B POP                         -79.97%     -30.97%           --           --          --
----------------------------------------------------------------------------------------------
Class C NAV                              --          --           --           --       -7.11
----------------------------------------------------------------------------------------------
Class C POP                              --          --           --           --       -8.94
----------------------------------------------------------------------------------------------
Class S                                  --          --           --       -73.43          --
----------------------------------------------------------------------------------------------
Class Y                             -78.74%     -29.42%           --           --          --
----------------------------------------------------------------------------------------------
S&P Technology Composite Index(3)   -61.63%     -31.46%      -55.16%      -53.08%          --
----------------------------------------------------------------------------------------------
Nasdaq 100 Index(4)                 -67.28%     -29.12%      -58.57%      -50.11%          --
----------------------------------------------------------------------------------------------

SCIENCE & TECHNOLOGY


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN     FIRST AMERICAN     FIRST AMERICAN       S&P
              SCIENCE &          SCIENCE &          SCIENCE &      TECHNOLOGY
           TECHNOLOGY FUND,   TECHNOLOGY FUND,   TECHNOLOGY FUND,   COMPOSITE   NASDAQ 100
             CLASS A NAV        CLASS A POP         CLASS Y          INDEX(3)    INDEX(4)
            ------------------------------------------------------------------------------
CLASS A

 3/2000        10,000               9,452                             10,000     10,000
10/2000         8,860               8,371                              7,428      7,463
 9/2001         2,143               2,025                              3,022      2,657

CLASS Y

 8/1999                                              10,000           10,000     10,000
11/1999                                              14,560           11,200     12,378
10/2000                                              19,540           11,250     13,694
 9/2001                                               4,740            4,578      4,875

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. Sector funds such as the First American Science & Technology Fund are more vulnerable to price fluctuation as a result of events that may affect the industry in which they focus than are funds that invest in multiple industries. Share prices of sector funds also will fluctuate with changing market conditions, as will share prices of other stock funds. Sector funds should not be treated as a core investment; rather, their role is to round out the growth portion of a well-diversified investment portfolio.

     On September 24, 2001, the Science & Technology Fund became the successor by merger to the Firstar Science & Technology Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar Science & Technology Fund. The Firstar Science & Technology Fund was organized on December 11, 2000, and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

     On September 24, 2001, the fund changed its investment objective to manage its portfolio of securities on a tax-efficient basis. Performance prior to this date does not reflect this management strategy.

     The Science & Technology Fund's 1999 and 2000 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it had in 1999 and 2000.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index comprised of technology stocks in the S&P 500 Composite Index, which is an unmanaged index of large-capitalization stocks. Previously, the fund used the Nasdaq 100 index as a benchmark. Going forward, the fund will use the S&P Technology Composite Index as a benchmark because its composition better matches the fund's investment objective and strategies.

(4) A market-capitalization weighted index that includes 100 of the largest financial companies, domestic and foreign, in the Nasdaq National Market.

(5) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class C represents cumulative total return as the class has been in operation less than one year.

TECHNOLOGY

INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL


In what was the worst market for technology stocks in three decades, the First American Technology Fund declined by 83.26% for the fiscal year ended September 30, 2001 (Class A shares declined 83.30% on net asset value). Over the same timeframe, the fund's benchmark, the S&P Technology Composite Index, declined 61.63%.

The bear market in technology stocks cut across nearly all business sectors within that market. Buyers, particularly in the business sector, pulled back their spending from the record levels seen prior to the onset of the Year 2000 computer issue. This led to a substantial contraction in valuations of technology stocks. While volatility is common in the technology sector, nothing this dramatic had been experienced since the mid-1970s, when the United States faced a severe recession.

Among the hardest hit areas were stocks in the previously flourishing telecommunications sector. Suddenly, the market faced a glut of capacity, and spending in that business declined significantly. Internet companies also faced the reality of invisible profits, and their stocks were buried in the avalanche of investor selling. The fund's emphasis on owning young, innovative companies with exciting products proved to be particularly taxing to the fund's return, as the market punished many of these more speculative securities. While these stocks can suffer through difficult times like the past year, history indicates that they can respond more quickly once the market recovers.

The fund also focused on firms and industries where earnings tended to hold up better despite the difficult economic environment. Those included software firms and selected communications services companies. But, in both cases, the market did not relent, and even a number of quality companies suffered significant damage. Capping the already difficult year were the tragic events on September
11. In the aftermath, another major stock sell-off occurred, hitting technology stocks particularly hard.

It appears that the market may have found its low point in the closing days of September. The new fiscal year for the fund begins with an environment of great uncertainty about the short term. What's needed is a return of confidence for consumers and corporations. One risk that has been eliminated is the concern that technology stocks were too highly valued. That doesn't seem to be an issue after the past year. Over time, the fund's focus on innovative companies should again prove to be productive for shareholders, but a long-term perspective is recommended.

---------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
---------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                           SINCE INCEPTION(4)
                                                      ---------------------------------------------
                                    1 YEAR   5 YEARS   4/4/1994   8/15/1994   2/1/2000   9/24/2001
---------------------------------------------------------------------------------------------------
Class A NAV                        -83.30%    -7.57%      5.45%          --         --          --
---------------------------------------------------------------------------------------------------
Class A POP                        -84.22%    -8.61%      4.66%          --         --          --
---------------------------------------------------------------------------------------------------
Class B NAV                        -83.42%    -8.22%         --       5.15%         --          --
---------------------------------------------------------------------------------------------------
Class B POP                        -84.07%    -8.40%         --       5.15%         --          --
---------------------------------------------------------------------------------------------------
Class C NAV                        -83.43%        --         --          --    -67.22%          --
---------------------------------------------------------------------------------------------------
Class C POP                        -83.73%        --         --          --    -67.42%          --
---------------------------------------------------------------------------------------------------
Class S                                 --        --         --          --         --      -8.49%
---------------------------------------------------------------------------------------------------
Class Y                            -83.26%    -7.30%      5.68%          --         --          --
---------------------------------------------------------------------------------------------------
S&P Technology Composite Index(3)  -61.63%     8.12%     15.82%      15.09%    -50.70%          --
---------------------------------------------------------------------------------------------------

TECHNOLOGY


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN     FIRST AMERICAN     FIRST AMERICAN       S&P
              TECHNOLOGY         TECHNOLOGY         TECHNOLOGY     TECHNOLOGY
                 FUND,             FUND,              FUND,         COMPOSITE
             CLASS A NAV        CLASS A POP          CLASS Y        INDEX(3)
            -----------------------------------------------------------------

CLASS A

4/1994          10,000             9,452                             10,000
9/1994          11,190            10,577                             10,708
9/1995          18,600            17,580                             16,739
9/1996          22,060            20,851                             20,428
9/1997          25,966            24,542                             33,177
9/1998          21,632            20,446                             37,563
9/1999          49,474            46,762                             65,645
9/2000          89,108            84,223                             78,433
9/2001          14,879            14,063                             30,165

CLASS Y

4/1994                                               10,000          10,000
9/1994                                               11,190          10,708
9/1995                                               18,600          16,739
9/1996                                               22,106          20,428
9/1997                                               26,074          33,177
9/1998                                               21,794          37,563
9/1999                                               50,022          65,645
9/2000                                               90,393          78,433
9/2001                                               15,131          30,165

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. Sector funds such as the First American Technology Fund are more vulnerable to price fluctuation as a result of events that may affect the industry in which they focus than are funds that invest in multiple industries. Share prices of sector funds also will fluctuate with changing market conditions, as will share prices of other stock funds. Sector funds should not be treated as a core investment; rather, their role is to round out the growth portion of a well diversified investment portfolio.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     The Technology Fund's 1999 and 2000 returns were higher due in part to its strategy of investing in IPOs and technology-related stocks in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs and technology stocks will have the same effect on performance as it had in 1999 and 2000. Investments in the First American Technology Fund are more vulnerable to price fluctuation as a result of the narrow focus of technology investing and the fact that the products of companies in which the fund invests may be subject to rapid obsolescence.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index of technology stocks in the S&P 500 Composite Index (an unmanaged index of large-capitalization stocks).

(4) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.

                                     PART B

        STATEMENT OF ADDITIONAL INFORMATION DATED ________________, 2002

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                                800 Nicollet Mall
                              Minneapolis, MN 55402
                                 (800) 677-3863

                          ACQUISITION OF THE ASSETS OF
       CAPITAL GROWTH FUND, RELATIVE VALUE FUND, GROWTH & INCOME FUND AND
                            SCIENCE & TECHNOLOGY FUND
                       EACH A SEPARATELY MANAGED SERIES OF
                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                        BY AND IN EXCHANGE FOR SHARES OF
       LARGE CAP GROWTH FUND, LARGE CAP VALUE FUND, EQUITY INCOME FUND AND
                         TECHNOLOGY FUND, RESPECTIVELY,
                       EACH A SEPARATELY MANAGED SERIES OF
                      FIRST AMERICAN INVESTMENT FUNDS, INC.

         This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated ____________, 2002, relating to the proposed reorganization of Capital Growth Fund, Relative Value Fund, Growth & Income Fund or Science & Technology Fund (each, a "Voting Fund"), each a separate series of First American Investment Funds, Inc. ("FAIF"), with and into Large Cap Growth Fund, Large Cap Value Fund, Equity Income Fund or Technology Fund (each, an "Acquiring Fund"), respectively, each a separate series of FAIF. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to FAIF at the telephone number or address set forth above. This Statement of Additional Information has been incorporated by reference into the Prospectus/Proxy Statement.

         Further information about the Acquiring Funds and the Voting Funds is contained in FAIF's Prospectus dated January 28, 2002, as supplemented, FAIF's Statement of Additional Information dated January 28, 2002, and the Annual Report of FAIF for the year ended September 30, 2001.

         This Statement of Additional Information incorporates by reference the following described documents, each of which accompanies this Statement of Additional Information:

         (1) The Statement of Additional Information of FAIF dated January 28, 2002.

         (2)      Annual Report of FAIF for the year ended September 30, 2001.

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                       REGISTRATION STATEMENT ON FORM N-14



               LIST OF DOCUMENTS INCORPORATED BY REFERENCE HEREIN



             CURRENT CLASS A/B/C PROSPECTUS OF CAPITAL GROWTH FUND,
                   RELATIVE VALUE FUND, GROWTH & INCOME FUND,
       LARGE CAP GROWTH FUND, LARGE CAP VALUE FUND, AND EQUITY INCOME FUND

 CURRENT CLASS A/B/C PROSPECTUS OF SCIENCE & TECHNOLOGY FUND AND TECHNOLOGY FUND

               CURRENT CLASS S PROSPECTUS OF CAPITAL GROWTH FUND,
                   RELATIVE VALUE FUND, GROWTH & INCOME FUND,
       LARGE CAP GROWTH FUND, LARGE CAP VALUE FUND, AND EQUITY INCOME FUND

   CURRENT CLASS S PROSPECTUS OF SCIENCE & TECHNOLOGY FUND AND TECHNOLOGY FUND

               CURRENT CLASS Y PROSPECTUS OF CAPITAL GROWTH FUND,
                   RELATIVE VALUE FUND, GROWTH & INCOME FUND,
       LARGE CAP GROWTH FUND, LARGE CAP VALUE FUND, AND EQUITY INCOME FUND

   CURRENT CLASS Y PROSPECTUS OF SCIENCE & TECHNOLOGY FUND AND TECHNOLOGY FUND

       STATEMENT OF ADDITIONAL INFORMATION OF FAIF DATED JANUARY 28, 2002

             ANNUAL REPORT OF FIRST AMERICAN INVESTMENT FUNDS, INC.
                  FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2001

FIRST AMERICAN LARGE CAP GROWTH FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
SEPTEMBER 30, 2001
(UNAUDITED)

                                                                                                                     Pro Forma
                                                                                                                   Combined First
                                                            First American   First American                        American Large
                                                              Large Cap      Capital Growth                         Cap Growth
                                                             Growth Fund          Fund          Adjustments            Fund(1)
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
    Investments in securities, at value (cost $863,762,
      $192,428, and $1,056,190, respectively)               $    716,117      $    199,191      $         --         $    915,308
    Collateral received for securities loaned, at value          178,486            54,034                --              232,520
    Cash                                                             369                --                --                  369
    Accrued income                                                   584               179                --                  763
    Receivable for investment securities sold                      2,106             2,020                --                4,126
    Capital shares sold                                              456               352                --                  808
    Other assets                                                     328               311                --                  639
----------------------------------------------------------------------------------------------------------------------------------
      Total assets                                               898,446           256,087                --            1,154,533
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
    Cash overdraft                                                    --                78                --                   78
    Payable for investment securities purchased                    7,453             2,128                --                9,581
    Payable upon return of securities loaned                     178,486            54,034                --              232,520
    Capital shares redeemed                                          991               369                --                1,360
    Payable to affiliates                                            754               554                --                1,308
    Written options, at value                                         --               381                --                  381
    Other liabilities                                                  3                --                --                    3
----------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                          187,687            57,544                --              245,231
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                  $    710,759      $    198,543      $         --         $    909,302
==================================================================================================================================
NET ASSETS CONSIST OF:
    Paid in capital                                         $    906,839      $    206,924      $         --         $  1,113,763
    Accumulated net realized loss on investments                 (48,435)          (14,938)               --              (63,373)
    Net unrealized appreciation (depreciation) of
      investments and options written                           (147,645)            6,557                --             (141,088)
----------------------------------------------------------------------------------------------------------------------------------
        Total net assets                                    $    710,759      $    198,543      $         --         $    909,302
==================================================================================================================================
NET ASSETS:
    Class A                                                 $     85,443      $      8,597      $         --         $     94,040
    Class B                                                       17,976            46,103                --               64,079
    Class C                                                       13,177                --                --               13,177
    Class S                                                           --            11,882                --               11,882
    Class Y                                                      594,163           131,961                --              726,124
----------------------------------------------------------------------------------------------------------------------------------
        Total net assets                                    $    710,759      $    198,543      $         --         $    909,302
==================================================================================================================================
SHARES OUTSTANDING:
    Class A                                                        9,156               586            (3,336)(2)            6,406
    Class B                                                        2,006             3,159              (774)(2)            4,391
    Class C                                                        1,442                --              (544)(2)              898
    Class S                                                           --               809                --                  809
    Class Y                                                       62,914             8,932           (22,686)(2)           49,160
----------------------------------------------------------------------------------------------------------------------------------
       Total shares outstanding                                   75,518            13,486           (27,340)              61,663
==================================================================================================================================
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
    Class A                                                 $       9.33      $      14.68                           $      14.68
    Class B                                                 $       8.96      $      14.59                           $      14.59
    Class C                                                 $       9.14      $      14.68                           $      14.68
    Class S                                                 $       9.33      $      14.69                           $      14.69
    Class Y                                                 $       9.44      $      14.77                           $      14.77
----------------------------------------------------------------------------------------------------------------------------------
OFFERING PRICE PER SHARE:
    Class A                                                 $       9.87      $      15.53                           $      15.53
    Class B                                                 $       8.96      $      14.59                           $      14.59
    Class C                                                 $       9.23      $      14.83                           $      14.83
    Class S                                                 $       9.33      $      14.69                           $      14.69
    Class Y                                                 $       9.44      $      14.77                           $      14.77
----------------------------------------------------------------------------------------------------------------------------------

(1) The First American Capital Growth Fund will be the accounting survivor.
(2) Reflects new shares issued, net of retired shares of the respective Fund.

            See Accompanying Notes to Pro Forma Financial Statements

FIRST AMERICAN LARGE CAP VALUE FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
SEPTEMBER 30, 2001
(UNAUDITED)

                                                               First American   First American                  Pro Forma Combined
                                                                  Large Cap     Relative Value                 First American Large
                                                                 Value Fund          Fund         Adjustments    Cap Value Fund(1)
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
    Investments in securities, at value (cost $1,206,095,
      $261,524 and $1,467,619, respectively)                     $ 1,118,733      $   414,986     $        --       $ 1,533,719
    Collateral received for securities loaned, at value              310,972               --              --           310,972
    Cash                                                                  --                4              --                 4
    Accrued income                                                     1,700              729              --             2,429
    Receivable for investment securities sold                             --         7,295.00              --             7,295
    Capital shares sold                                                  739            1,479              --             2,218
    Other assets                                                         239               58              --               297
-----------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                 1,432,383          424,551              --         1,856,934
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
    Cash overdraft                                                       548               --              --               548
    Payable upon return of securities loaned                         310,972               --              --           310,972
    Capital shares redeemed                                            6,956              178              --             7,134
    Payable to affiliates                                              1,404              457              --             1,861
    Other liabilities                                                     --               48              --                48
-----------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                              319,880              683              --           320,563
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                       $ 1,112,503      $   423,868     $        --       $ 1,536,371
===================================================================================================================================
NET ASSETS CONSIST OF:
    Paid in capital                                              $ 1,227,245      $   264,165     $        --       $ 1,491,410
    Undistributed net investment income                                  350               43              --               393
    Accumulated net realized gain (loss) on investments              (27,730)           6,198              --           (21,532)
    Net unrealized appreciation (depreciation) of investments        (87,362)         153,462              --            66,100
-----------------------------------------------------------------------------------------------------------------------------------
        Total net assets                                         $ 1,112,503      $   423,868     $        --       $ 1,536,371
===================================================================================================================================
NET ASSETS:
    Class A                                                      $    94,064      $    33,288     $        --       $   127,352
    Class B                                                           38,108           12,081              --            50,189
    Class C                                                           10,141               --              --            10,141
    Class S                                                               --           34,004              --            34,004
    Class Y                                                          970,190          344,495              --         1,314,685
-----------------------------------------------------------------------------------------------------------------------------------
        Total net assets                                         $ 1,112,503      $   423,868     $        --       $ 1,536,371
===================================================================================================================================
SHARES OUTSTANDING:
    Class A                                                            5,888            1,382             701 (2)         7,971
    Class B                                                            2,425              503             266 (2)         3,194
    Class C                                                              638               --              -- (2)           638
    Class S                                                               --            1,413             716             2,129
    Class Y                                                           60,564           14,285           7,219 (2)        82,068
-----------------------------------------------------------------------------------------------------------------------------------
       Total shares outstanding                                       69,515           17,583           8,902            96,000
===================================================================================================================================
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
    Class A                                                      $     15.98      $     24.09                       $     15.98
    Class B                                                      $     15.71      $     24.01                       $     15.71
    Class C                                                      $     15.90      $     24.09                       $     15.90
    Class S                                                      $     15.97      $     24.06                       $     15.97
    Class Y                                                      $     16.02      $     24.12                       $     16.02
------------------------------------------------------------------------------------------------------------------------------------
OFFERING PRICE PER SHARE:
    Class A                                                      $     16.91      $     25.49                       $     16.91
    Class B                                                      $     15.71      $     24.01                       $     15.71
    Class C                                                      $     16.06      $     24.33                       $     16.06
    Class S                                                      $     15.97      $     24.06                       $     15.97
    Class Y                                                      $     16.02      $     24.12                       $     16.02
------------------------------------------------------------------------------------------------------------------------------------
REDEMPTION PRICE PER SHARE:
    Class A                                                      $     15.98      $     24.09                       $     15.98
    Class B                                                      $     15.71      $     24.01                       $     15.71
    Class C                                                      $     15.90      $     24.09                       $     15.90
    Class S                                                      $     15.97      $     24.06                       $     15.97
    Class Y                                                      $     16.02      $     24.12                       $     16.02
-----------------------------------------------------------------------------------------------------------------------------------

(1) The First American Large Cap Value Fund will be the accounting survivor.
(2) Reflects new shares issued, net of retired shares of the respective Fund.

            See Accompanying Notes to Pro Forma Financial Statements

FIRST AMERICAN EQUITY INCOME FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
SEPTEMBER 30, 2001
(UNAUDITED)

                                                            First American   First American                   Pro Forma Combined
                                                             Equity Income      Growth &                    First American Equity
                                                                 Fund         Income Fund      Adjustments      Income Fund(1)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, at value (cost $233,537,
       $690,577, and $924,114, respectively)                 $   318,285      $   712,470      $        --        $ 1,030,755
     Collateral received for securities loaned, at value          64,855          156,515               --            221,370
     Cash                                                          4,213               10               --              4,223
     Accrued income                                                  598              460               --              1,058
     Receivable for investment securities sold                       122               --               --                122
     Capital shares sold                                           1,077              722               --              1,799
     Other assets                                                    365              278               --                643
---------------------------------------------------------------------------------------------------------------------------------
       Total assets                                              389,515          870,455               --          1,259,970
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
     Payable for investment securities purchased                  11,816            3,851               --             15,667
     Payable upon return of securities loaned                     64,855          156,515               --            221,370
     Capital shares redeemed                                         442            4,590               --              5,032
     Payable to affiliates                                           475              954               --              1,429
     Other liabilities                                               137                7               --                144
---------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                                          77,725          165,917               --            243,642
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $   311,790      $   704,538      $        --        $ 1,016,328
=================================================================================================================================
NET ASSETS CONSIST OF:
     Paid in capital                                         $   227,949      $   705,708      $        --        $   933,657
     Accumulated net investment income (loss)                       (291)             187               --               (104)
     Accumulated net realized loss on investments                   (616)         (23,250)              --            (23,866)
     Net unrealized appreciation of investments                   84,748           21,893               --            106,641
---------------------------------------------------------------------------------------------------------------------------------
         Total net assets                                    $   311,790      $   704,538      $        --        $ 1,016,328
=================================================================================================================================
NET ASSETS:
     Class A                                                 $    24,557      $   150,323      $        --        $   174,880
     Class B                                                      11,516           11,612               --             23,128
     Class C                                                       8,028               --               --              8,028
     Class S                                                         328           44,821               --             45,149
     Class Y                                                     267,361          497,782               --            765,143
---------------------------------------------------------------------------------------------------------------------------------
         Total net assets                                    $   311,790      $   704,538      $        --        $ 1,016,328
=================================================================================================================================
SHARES OUTSTANDING:
     Class A                                                       2,025            4,824            7,569 (2)         14,418
     Class B                                                         954              376              586 (2)          1,916
     Class C                                                         664               --               --                664
     Class S                                                          27            1,439            2,259 (2)          3,725
     Class Y                                                      21,916           15,951           24,851 (2)         62,718
---------------------------------------------------------------------------------------------------------------------------------
        Total shares outstanding                                  25,586           22,590           35,265             83,441
=================================================================================================================================
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
     Class A                                                 $     12.13      $     31.16                         $     12.13
     Class B                                                 $     12.07      $     30.86                         $     12.07
     Class C                                                 $     12.09      $     31.17                         $     12.09
     Class S                                                 $     12.12      $     31.14                         $     12.12
     Class Y                                                 $     12.20      $     31.21                         $     12.20
---------------------------------------------------------------------------------------------------------------------------------
OFFERING PRICE PER SHARE:
     Class A                                                 $     12.84      $     32.97                         $     12.84
     Class B                                                 $     12.07      $     30.86                         $     12.07
     Class C                                                 $     12.21      $     31.48                         $     12.21
     Class S                                                 $     12.12      $     31.14                         $     12.12
     Class Y                                                 $     12.20      $     31.21                         $     12.20
---------------------------------------------------------------------------------------------------------------------------------

(1)  The First American Equity Income Fund will be the accounting survivor.
(2)  Reflects new shares issued, net of retired shares of the respective Fund.

            See Accompanying Notes to Pro Forma Financial Statements

FIRST AMERICAN TECHNOLOGY FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
SEPTEMBER 30, 2001
(UNAUDITED)

                                                                                     First American
                                                                      First American    Science &                 Pro Forma Combined
                                                                        Technology     Technology                   First American
                                                                           Fund           Fund       Adjustments  Technology Fund(1)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
    Investments in securities, at value (cost $263,486,
      $62,188, and $325,674, respectively)                            $   112,424     $    35,511    $        --        $   147,935
    Cash                                                                    1,348              --             --              1,348
    Collateral received for securities loaned, at value                    51,214          12,195             --             63,409
    Accrued income                                                             23              11             --                 34
    Receivable for investment securities sold                                 601           1,105             --              1,706
    Capital shares sold                                                       363              54             --                417
    Other assets                                                              205             184             --                389
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                        166,178          49,060             --            215,238
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
    Cash overdraft                                                             --             723             --                723
    Payable for investment securities purchased                               576              --             --                576
    Payable upon return of securities loaned                               51,214          12,195             --             63,409
    Capital shares redeemed                                                   639             138             --                777
    Payable to affiliates                                                      28             234             --                262
    Written options, at value                                                  --           1,068             --              1,068
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                    52,457          14,358             --             66,815
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                            $   113,721     $    34,702    $        --        $   148,423
====================================================================================================================================
NET ASSETS CONSIST OF:
    Paid in capital                                                   $   581,972     $   117,825    $        --        $   699,797
    Accumulated net realized loss on investments and options written     (317,189)        (55,995)            --           (373,184)
    Net unrealized depreciation of investments and options written       (151,062)        (27,128)            --           (178,190)
------------------------------------------------------------------------------------------------------------------------------------
        Total net assets                                              $   113,721     $    34,702    $        --        $   148,423
====================================================================================================================================
NET ASSETS:
    Class A                                                           $    29,084     $       988    $        --        $    30,072
    Class B                                                                15,974           3,563             --             19,537
    Class C                                                                 9,009              --             --              9,009
    Class S                                                                    --           1,858             --              1,858
    Class Y                                                                59,654          28,293             --             87,947
------------------------------------------------------------------------------------------------------------------------------------
        Total net assets                                              $   113,721     $    34,702    $        --        $   148,423
====================================================================================================================================
SHARES OUTSTANDING:
    Class A                                                                 4,572             210            (55)(2)          4,727
    Class B                                                                 2,771             765           (147)(2)          3,389
    Class C                                                                 1,435              --             --              1,435
    Class S                                                                    --             395           (103)(2)            292
    Class Y                                                                 9,129           5,966         (1,633)(2)         13,462
------------------------------------------------------------------------------------------------------------------------------------
       Total shares outstanding                                            17,907           7,336         (1,938)            23,305
====================================================================================================================================
NET ASSET VALUE AND REDEPMTION PRICE PER SHARE:
    Class A                                                           $      6.36     $      4.70                       $      6.36
    Class B                                                           $      5.77     $      4.66                       $      5.77
    Class C                                                           $      6.28     $      4.70                       $      6.28
    Class S                                                           $      6.36     $      4.70                       $      6.36
    Class Y                                                           $      6.53     $      4.74                       $      6.53
------------------------------------------------------------------------------------------------------------------------------------
OFFERING PRICE PER SHARE:
    Class A                                                           $      6.73     $      4.97                       $      6.73
    Class B                                                           $      5.77     $      4.66                       $      5.77
    Class C                                                           $      6.34     $      4.75                       $      6.34
    Class S                                                           $      6.36     $      4.70                       $      6.36
    Class Y                                                           $      6.53     $      4.74                       $      6.53
------------------------------------------------------------------------------------------------------------------------------------

(1) The First American Technology Fund will be the accounting survivor.
(2) Reflects new shares issued, net of retired shares of the respective Fund.

            See Accompanying Notes to Pro Forma Financial Statements

FIRST AMERICAN LARGE CAP GROWTH FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2001
(UNAUDITED)

                                                             First American   First American                   Pro Forma Combined
                                                            Large Cap Growth  Capital Growth                  First American Large
                                                                  Fund             Fund         Adjustments    Cap Growth Fund(1)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income                                         $      2,139      $        452      $         --         $      2,591
    Dividend income                                                4,978             1,740                --                6,718
    Income from securities lending                                   296                24                --                  320
    Less: Foreign taxes withheld                                     (17)               (4)               --                  (21)
----------------------------------------------------------------------------------------------------------------------------------
      Total income                                                 7,396             2,212                --                9,608

EXPENSES:
    Investment advisory fees                                       6,989             2,378            (1,164)(3)            8,203
    Administrator and fund accounting fees                         1,127               391             1,427 (3)            2,945
    Transfer agent fees                                              368               231               (93)(3)              506
    Custodian fees                                                   299                34              (207)(3)              126
    Directors' fees                                                   10                 9               (10)(4)                9
    Registration fees                                                 10                52               (16)(4)               46
    Professional fees                                                 30                53               (30)(4)               53
    Printing                                                          60               103               (41)(4)              122
    Other                                                             15                 8                (6)(4)               17
    Distribution and shareholder servicing fees - Class A            346                13                --                  359
    Distribution and shareholder servicing fees - Class B            260               641                --                  901
    Distribution and shareholder servicing fees - Class C            164                --                --                  164
    Shareholder servicing fees - Class S                              --                11                --                   11
----------------------------------------------------------------------------------------------------------------------------------
      TOTAL EXPENSES                                               9,678             3,924              (140)              13,462
      Less: Waiver of expenses                                      (925)             (325)              645 (2)             (605)
----------------------------------------------------------------------------------------------------------------------------------
      NET EXPENSES                                                 8,753             3,599               505               12,857
----------------------------------------------------------------------------------------------------------------------------------
           NET INVESTMENT LOSS                                    (1,357)           (1,387)             (505)              (3,249)
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
    AND OPTIONS WRITTEN - NET:
Net realized loss on investments                                 (48,470)          (13,666)               --              (62,136)
Net realized gain on options written                                  --               653                                    653
Net change in unrealized appreciation or depreciation of
    investments and options written                             (668,727)         (128,541)               --             (797,268)
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                 (717,197)         (141,554)               --             (858,751)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS        $   (718,554)     $   (142,941)     $       (505)        $   (862,000)
==================================================================================================================================

(1) The First American Capital Growth Fund will be the accounting survivor.
(2) Reflects adjustment based on expense limitation for the combined fund.
(3) Adjustment based on contractual agreements with the investment advisor, administrator, transfer agent and custodian for the combined fund.
(4) Reflects anticipated savings of the merger.

            See Accompanying Notes to Pro Forma Financial Statements

FIRST AMERICAN LARGE CAP VALUE FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2001
(UNAUDITED)

                                                             First American   First American                  Pro Forma Combined
                                                            Large Cap Value   Relative Value                 First American Large
                                                                 Fund             Fund          Adjustments    Cap Value Fund(1)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income                                           $     2,788      $       412      $        --         $     3,200
    Dividend income                                                22,361            9,648               --              32,009
    Income from securities lending                                    291               --               --                 291
    Less: Foreign taxes withheld                                      (98)             (83)              --                (181)
---------------------------------------------------------------------------------------------------------------------------------
      Total income                                                 25,342            9,977               --              35,319

EXPENSES:
    Investment advisory fees                                        9,205            3,569           (1,070)(3)          11,704
    Administrator and fund accounting fees                          1,484              656            2,002 (3)           4,142
    Transfer agent fees                                               574              228              (93)(3)             709
    Custodian fees                                                    394               45             (259)(3)             180
    Directors' fees                                                    13                9               (9)(4)              13
    Registration fees                                                  13               39              (13)(4)              39
    Professional fees                                                  40               53              (53)(4)              40
    Printing                                                           79               80              (40)(4)             119
    Other                                                              21               13               (9)(4)              25
    Distribution and shareholder servicing fees - Class A             306               95               --                 401
    Distribution and shareholder servicing fees - Class B             467              132               --                 599
    Distribution and shareholder servicing fees - Class C              93               --               --                  93
    Shareholder servicing fees - Class S                               --               27               --                  27
---------------------------------------------------------------------------------------------------------------------------------
      TOTAL EXPENSES                                               12,689            4,946              456              18,091
      Less: Waiver and reimbursement of expenses                   (1,297)             (67)             607 (2)            (757)
---------------------------------------------------------------------------------------------------------------------------------
      NET EXPENSES                                                 11,392            4,879            1,063              17,334
---------------------------------------------------------------------------------------------------------------------------------
         NET INVESTMENT INCOME                                     13,950            5,098           (1,063)             17,985
---------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on investments                           (16,926)           6,186               --             (10,740)
Net change in unrealized appreciation or depreciation of
    investments                                                  (171,917)         (87,060)              --            (258,977)
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                  (188,843)         (80,874)              --            (269,717)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE  IN NET ASSETS RESULTING FROM OPERATIONS         $  (174,893)     $   (75,776)     $    (1,063)        $  (251,732)
=================================================================================================================================

(1) The First American Large Cap Value Fund will be the accounting survivor.
(2) Reflects adjustment based on expense limitation for the combined fund.
(3) Adjustment based on contractual agreements with the investment advisor, administrator, transfer agent and custodian for the combined fund.
(4) Reflects anticipated savings of the merger.

            See Accompanying Notes to Pro Forma Financial Statements

FIRST AMERICAN EQUITY INCOME FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2001
(UNAUDITED)

                                                             First American   First American                   Pro Forma Combined
                                                             Equity Income    Growth & Income                 First American Equity
                                                                  Fund             Fund         Adjustments      Income Fund(1)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income                                           $       743      $     3,274      $        --         $     4,017
    Dividend income                                                 8,005            9,336               --              17,341
    Income from securities lending                                     52               68               --                 120
    Less: Foreign taxes withheld                                       --               (8)              --                  (8)
-----------------------------------------------------------------------------------------------------------------------------------
       Total income                                                 8,800           12,670               --              21,470

EXPENSES:
    Investment advisory fees                                        2,085            6,162             (822)(3)           7,425
    Administrator and fund accounting fees                            327            1,103            1,220 (3)           2,650
    Transfer agent fees                                               137              391              (93)(3)             435
    Custodian fees                                                     89               85              (60)(3)             114
    Directors' fees                                                     3                1               (1)(4)               3
    Registration fees                                                   3               50              (13)(4)              40
    Professional fees                                                   9               31              (31)(4)               9
    Printing                                                           18              153              (43)(4)             128
    Other                                                              15               11               (7)(4)              19
    Distribution and shareholder servicing fees - Class A              57              462               --                 519
    Distribution and shareholder servicing fees - Class B             109              118               --                 227
    Distribution and shareholder servicing fees - Class C              43               --               --                  43
    Shareholder servicing fees - Class S                               --              127               --                 127
-----------------------------------------------------------------------------------------------------------------------------------
       TOTAL EXPENSES                                               2,895            8,694              150              11,739
       Less: Waiver of expenses                                      (458)            (221)             157 (2)            (522)
-----------------------------------------------------------------------------------------------------------------------------------
       NET EXPENSES                                                 2,437            8,473              307              11,217
-----------------------------------------------------------------------------------------------------------------------------------
         NET INVESTMENT INCOME                                      6,363            4,197             (307)             10,253
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on investments                            34,974          (20,431)              --              14,543
Net change in unrealized appreciation (depreciation) of
    investments                                                   (48,968)        (225,024)              --            (273,992)
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                   (13,994)        (245,455)              --            (259,449)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    (7,631)     $  (241,258)     $      (307)        $  (249,196)
===================================================================================================================================

(1) The First American Equity Income Fund will be the accounting survivor.
(2) Reflects adjustment based on expense limitation for the combined fund.
(3) Adjustment based on contractual agreements with the investment advisor, administrator, transfer agent and custodian for the combined fund.
(4) Reflects anticipated savings of the merger.

            See Accompanying Notes to Pro Forma Financial Statements

FIRST AMERICAN TECHNOLOGY FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2001
(UNAUDITED)

                                                             First American                                     Pro Forma Combined
                                                                Science &      First American                     First American
                                                             Technology Fund  Technology Fund   Adjustments     Technology Fund(1)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income                                           $       246      $       532      $        --         $       778
    Dividend income                                                    72               73               --                 145
    Income from securities lending                                     12              300               --                 312
----------------------------------------------------------------------------------------------------------------------------------
       Total income                                                   330              905               --               1,235

EXPENSES:
    Investment advisory fees                                          767            2,215             (264)(3)           2,718
    Administrator and fund accounting fees                            138              357              418 (3)             913
    Transfer agent fees                                                81              333              (93)(3)             321
    Custodian fees                                                     20               95              (76)(3)              39
    Directors' fees                                                     9                3               (9)(4)               3
    Registration fees                                                  57               --              (14)(4)              43
    Professional fees                                                  54                9              (54)(4)               9
    Printing                                                           46               19              (16)(4)              49
    Other                                                               4                6               (3)(4)               7
    Distribution and shareholder servicing fees - Class A               3              181               --                 184
    Distribution and shareholder servicing fees - Class B              73              333               --                 406
    Distribution and shareholder servicing fees - Class C              --              195               --                 195
    Shareholder Servicing fees - Class S                                2              103               --                 105
----------------------------------------------------------------------------------------------------------------------------------
       TOTAL EXPENSES                                               1,254            3,849             (111)              4,992
       Less: Waiver of expenses                                      (182)            (189)              77 (2)            (294)
----------------------------------------------------------------------------------------------------------------------------------
       NET EXPENSES                                                 1,072            3,660              (34)              4,698
----------------------------------------------------------------------------------------------------------------------------------
         NET INVESTMENT LOSS                                         (742)          (2,755)              34              (3,463)
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
AND OPTIONS WRITTEN - NET:
Net realized loss on investments                                  (51,893)        (315,453)              --            (367,346)
Net realized loss on options written                               (2,253)              --               --              (2,253)
Net change in unrealized appreciation (depreciation) of
    investments and options written                               (51,659)        (271,929)              --            (323,588)
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                  (105,805)        (587,382)              --            (693,187)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  (106,547)     $  (590,137)     $        34         $  (696,650)
==================================================================================================================================

(1) The First American Technology Fund will be the accounting survivor.
(2) Reflects adjustment based on expense limitation for the combined fund.
(3) Adjustment based on contractual agreements with the investment advisor, administrator, transfer agent and custodian for the combined fund.
(4) Reflects anticipated savings of the merger.

            See Accompanying Notes to Pro Forma Financial Statements

FIRST AMERICAN LARGE CAP GROWTH FUND
PRO FORMA SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                        Pro Forma
                                  Pro Forma                                                                              Combined
                                  Combined                                                                                First
First American  First American  First American                                          First American  First American   American
  Large Cap     Capital Growth    Large Cap                                                Large Cap    Capital Growth  Large Cap
 Growth Fund        Fund         Growth Fund                                              Growth Fund        Fund      Growth Fund
    Shares         Shares         Shares(2)    Description                                  at Value       at Value    at Value(2)
--------------  --------------  -------------- ---------------------------------------- --------------  -------------- ------------
                                               COMMON STOCKS - 97.6%
                                               CONSUMER DISCRETIONARY - 14.4%
    708,990        205,000          913,990    AOL Time Warner*                             $ 23,468       $ 6,786        $ 30,254
    124,290         16,500          140,790    Best Buy*                                       5,649           750           6,399
     81,290         47,000          128,290    Clear Channel Communications*                   3,231         1,868           5,099
    342,750              -          342,750    Cox Communications, Cl A*                      14,310             -          14,310
    288,977         77,000          365,977    Home Depot                                     11,088         2,954          14,042
    209,735         75,200          284,935    Kohl's*                                        10,067         3,610          13,677
    136,500              -          136,500    Omnicom Group                                   8,859             -           8,859
    123,670         35,000          158,670    Target                                          3,926         1,111           5,037
    502,250        148,000          650,250    Wal-Mart Stores                                24,861         7,326          32,187
          -         32,100           32,100    Comcast, CI A                                       -         1,151           1,151
          -          5,000            5,000    Federated Department Stores                         -            10              10
                                                                                          -----------------------------------------
                                                                                             105,459        25,566         131,025
                                                                                          -----------------------------------------

                                               CONSUMER STAPLES - 7.5%
     92,550         50,000          142,550    Anheuser-Busch                                  3,876         2,094           5,970
    121,840         65,800          187,640    H J Heinz                                       5,136         2,773           7,909
     56,880         50,000          106,880    Kimberly-Clark                                  3,523         3,100           6,623
    216,600         38,500          255,100    Kraft Foods*                                    7,445         1,323           8,768
    294,100              -          294,100    Kroger                                          7,247             -           7,247
    254,950         75,000          329,950    PepsiCo                                        12,365         3,638          16,003
          -         76,244           76,244    Safeway*                                            -         3,028           3,028
    303,330         63,200          366,530    Walgreen                                       10,444         2,176          12,620
                                                                                          -----------------------------------------
                                                                                              50,036        18,132          68,168
                                                                                          -----------------------------------------

                                               ENERGY - 1.7%
          -          2,500            2,500    Ashland                                             -            96              96
    184,980         42,076          227,056    Exxon Mobil                                     7,288         1,658           8,946
          -         22,800           22,800    Global Marine*                                      -           319             319
          -          2,500            2,500    Texaco*                                             -           163             163
    182,430         33,400          215,830    USX - Marathon                                  4,869           887           5,756
                                                                                          -----------------------------------------
                                                                                              12,157         3,123          15,280
                                                                                          -----------------------------------------

                                               FINANCIALS - 7.7%
    306,830        103,519          410,349    American International Group                   23,933         8,074          32,007
     97,350         18,500          115,850    Capital One Financial                           4,481           852           5,333
    362,730              -          362,730    Charles Schwab                                  4,171             -           4,171
    266,726         73,200          339,926    Citigroup                                      10,802         2,965          13,767
     63,080         25,000           88,080    Federal Home Loan Mortgage                      4,100         1,625           5,725
          -         21,900           21,900    Merrill Lynch                                       -           889             889
     67,810              -           67,810    Morgan Stanley                                  3,143             -           3,143
     83,810         35,000          118,810    Wells Fargo                                     3,725         1,556           5,281
                                                                                          -----------------------------------------
                                                                                              54,355        15,961          70,316
                                                                                          -----------------------------------------

                                               HEALTH CARE - 28.5%
                    20,000           20,000    American Home Products                              -         1,165           1,165
    145,350         37,800          183,150    Amgen*                                          8,542         2,222          10,764
                    63,600           63,600    Baxter Int'l                                        -         3,501           3,501
    439,640        126,000          565,640    Bristol-Myers Squibb                           24,426         7,001          31,427
    110,680         93,375          204,055    Cardinal Health                                 8,185         6,905          15,090
    376,210         60,000          436,210    Eli Lilly                                      30,360         1,659          32,019
    323,720         37,700          361,420    Genentech*                                     14,244           908          15,152
                    20,000           20,000    Genzyme                                             -         1,925           1,925
                    50,000           50,000    Guidant                                             -           798             798
                    16,100           16,100    IDEC Pharm.                                         -         1,778           1,778
    124,790         32,100          156,890    Johnson & Johnson                               6,913         4,842          11,755
    426,680         99,530          526,210    Medtronic                                      18,561         4,330          22,891
    463,010        100,000          563,010    Merck                                          30,836         6,660          37,496
    939,370        221,750        1,161,120    Pfizer                                         37,669         8,892          46,561
    268,830         75,400          344,230    Pharmacia                                      10,904         3,058          13,962
                    54,500           54,500    Serono SA, ADR                                      -         1,034           1,034
    143,480         37,400          180,880    Watson Pharmaceuticals*                         7,850         2,046           9,896
     43,964         11,000           54,964    Zimmer Holdings                                 1,220           305           1,525
                                                                                          -----------------------------------------
                                                                                             199,710        59,029         258,739
                                                                                          -----------------------------------------

FIRST AMERICAN LARGE CAP GROWTH FUND
PRO FORMA SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                        Pro Forma
                                  Pro Forma                                                                              Combined
                                  Combined                                                                                First
First American  First American  First American                                          First American  First American   American
  Large Cap     Capital Growth    Large Cap                                                Large Cap    Capital Growth  Large Cap
 Growth Fund        Fund         Growth Fund                                              Growth Fund        Fund      Growth Fund
    Shares         Shares         Shares(2)    Description                                  at Value       at Value    at Value(2)
--------------  --------------  -------------- ---------------------------------------- --------------  -------------- ------------
                                               INDUSTRIALS - 8.7%
    151,110              -          151,110    Automatic Data Processing                       7,108             -           7,108
    306,975              -          306,975    Ecolab                                         11,152             -          11,152
    833,850        235,500        1,069,350    General Electric                               31,019         8,761          39,780
          -         34,364           34,364    Illinois Tool Works                                 -         1,859           1,859
          -          1,695            1,695    Kadant                                              -            22              22
     75,130         20,600           95,730    Minnesota Mining & Manufacturing                7,393         2,027           9,420
          -         17,300           17,300    Textron                                             -           581             581
    163,210         43,400          206,610    Tyco International                              7,426         1,975           9,401
                                                                                          -----------------------------------------
                                                                                              64,098        15,225          79,323
                                                                                          -----------------------------------------

                                               INFORMATION TECHNOLOGY - 24.4%
          -         26,200           26,200    Adobe Systems                                       -           628             628
     91,140         26,000          117,140    Analog Devices*                                 2,980           850           3,830
          -         25,300           25,300    Apple Computer                                      -           392             392
     38,200         12,200           50,400    Applied Materials*                              1,086           347           1,433
    140,700         54,100          194,800    Applied Micro Circuits*                           983           378           1,361
    309,820         73,700          383,520    BEA Systems*                                    2,971           707           3,678
     47,710         13,600           61,310    Broadcom*                                         969           276           1,245
    122,010         56,300          178,310    Brocade Communications Systems*                 1,712           790           2,502
     66,560         12,100           78,660    Check Point Software Technologies*              1,442           266           1,708
    110,170              -          110,170    Ciena*                                          1,134             -           1,134
  1,637,088        287,400        1,924,488    Cisco Systems*                                 19,940         3,501          23,441
          -          7,300            7,300    Citrix Systems                                      -           145             145
          -         79,000           79,000    Corning                                             -           697             697
    335,150         95,900          431,050    Dell Computer*                                  6,210         1,777           7,987
    278,960         74,400          353,360    EMC*                                            3,278           874           4,152
          -         46,900           46,900    Flextronic Int'l                                    -           776             776
          -         40,000           40,000    Hewlett-Packard                                     -           644             644
    116,310         37,000          153,310    IBM                                            10,735         5,019          15,754
    923,100        245,560        1,168,660    Intel                                          18,868         3,415          22,283
    133,790         20,400          154,190    Juniper Networks*                               1,298           198           1,496
     32,480          7,200           39,680    KLA-Tencor*                                     1,026           227           1,253
    224,290         60,600          284,890    Micron Technology*                              4,223         1,141           5,364
    618,720        166,000          784,720    Microsoft*                                     31,660         8,494          40,154
          -         18,600           18,600    Millipore                                           -           985             985
    406,910         39,500          446,410    Nokia, ADR Cl A                                 6,368           618           6,986
    583,710        107,000          690,710    Nortel Networks                                 3,275           600           3,875
     42,520         10,700           53,220    Novellus Systems*                               1,214           306           1,520
     47,900         15,800           63,700    NVIDIA*                                         1,316           434           1,750
    790,440        238,000        1,028,440    Oracle Systems*                                 9,944         2,994          12,938
    213,410         46,600          260,010    QUALCOMM*                                      10,146         2,215          12,361
          -         68,800           68,800    RF Micro Devices                                    -         1,142           1,142
    214,290         55,500          269,790    Siebel Systems*                                 2,815           722           3,537
    491,320        164,000          655,320    Sun Microsystems*                               4,063         1,356           5,419
    447,070        116,400          563,470    Texas Instruments                              11,168         2,908          14,076
          -         27,700           27,700    Thermo Electron                                     -           500             500
    152,470         28,500          180,970    VeriSign*                                       6,388         1,194           7,582
    120,260              -          120,260    VERITAS Software*                               2,218             -           2,218
    166,140         45,000          211,140    Vitesse Semiconductor*                          1,288           349           1,637
    101,560         25,400          126,960    Xilinx*                                         2,390           598           2,988
                                                                                          -----------------------------------------
                                                                                             173,108        48,463         221,571
                                                                                          -----------------------------------------

                                               MATERIALS - 0.2%
          -         50,000           50,000    Alcoa                                               -         1,551           1,551
                                                                                          -----------------------------------------
                                                                                                   -         1,551           1,551
                                                                                          -----------------------------------------

                                               TELECOMMUNICATION SERVICES - 2.6%
    313,150         42,400          355,550    Nextel Communications, Cl A*                    2,706           366           3,072
    262,310         77,100          339,410    Qwest Communications International              4,381         1,288           5,669
    343,950         19,200          363,150    Sprint PCS Group*                               9,042           505           9,547
     76,170         22,072           98,242    Verizon Communications                          4,121         1,194           5,315
                                                                                          -----------------------------------------
                                                                                              20,250         3,353          23,603
                                                                                          -----------------------------------------

                                               UTILITIES - 1.9%
          -         26,829           26,829    El Paso                                             -         1,115           1,115
    263,960         33,000          296,960    Enron                                           7,188           899           8,087
    339,640         44,200          383,840    Mirant                                          7,438           956           8,394
                                                                                          -----------------------------------------
                                                                                              14,626         2,970          17,596
                                                                                          -----------------------------------------
                                               TOTAL COMMON STOCKS                           693,799       193,373         887,172
                                                                                          -----------------------------------------

FIRST AMERICAN LARGE CAP GROWTH FUND
PRO FORMA SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                        Pro Forma
                                  Pro Forma                                                                              Combined
                                  Combined                                                                                First
First American  First American  First American                                          First American  First American   American
  Large Cap     Capital Growth    Large Cap                                                Large Cap    Capital Growth  Large Cap
 Growth Fund        Fund         Growth Fund                                              Growth Fund        Fund      Growth Fund
    Shares         Shares         Shares(2)    Description                                  at Value       at Value    at Value(2)
--------------  --------------  -------------- ---------------------------------------- --------------  -------------- ------------
                                               SHORT-TERM INVESTMENTS - 0.1%
          -         75,000           75,000    RNC Money Market Fund                               -           750             750
                                                                                          -----------------------------------------

                                               TOTAL SHORT-TERM INVESTMENTS                        -           750             750
                                                                                          -----------------------------------------

                                               RELATED PARTY MONEY MARKET FUND - 3.0%
 22,317,901      5,068,031       27,385,932    First American Prime Obligations Fund (1)      22,318         5,068          27,386
                                                                                          -----------------------------------------
                                               TOTAL RELATED PARTY MONEY MARKET FUND          22,318         5,068          27,386
                                                                                          -----------------------------------------

                                               TOTAL INVESTMENTS - 100.6%
                                                                                          -----------------------------------------
                                               (Cost $863,762, $192,428 and $1,056,190,
                                                respectively)                              $ 716,117     $ 199,191       $ 915,308
                                                                                          =========================================


         ADR  American Depositary Receipt
         Cl Class
         * Non-income producing security

         (1) This money market fund is advised by U.S. Bancorp Asset Management, Inc., who also serves as advisor for this fund.

         (2) The First American Capital Growth Fund will be the accounting survivor.

            See Accompanying Notes to Pro Forma Financial Statements

FIRST AMERICAN LARGE CAP VALUE FUND
PRO FORMA SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                         Pro Forma
                                  Pro Forma                                                                              Combined
                                  Combined                                                                                First
First American  First American  First American                                          First American  First American   American
  Large Cap        Relative       Large Cap                                                Large Cap       Relative      Large Cap
  Value Fund      Value Fund     Value Fund                                               Value Fund      Value Fund    Value Fund
   Shares           Shares        Shares(2)    Description                                 at Value        at Value     at Value(2)
--------------  --------------  -------------- ---------------------------------------- --------------  --------------  -----------
                                               COMMON STOCKS - 95.2%
                                               CONSUMER DISCRETIONARY - 8.1%
    387,100              -          387,100    AOL Time Warner*                              $ 12,813      $       -     $ 12,813
    273,000              -          273,000    Federated Department Stores*                     7,699              -        7,699
    469,791              -          469,791    Ford Motor                                       8,151              -        8,151
    116,400              -          116,400    Gannett                                          6,997              -        6,997
    317,400              -          317,400    Gap                                              3,793              -        3,793
    203,900         65,000          268,900    General Motors                                   8,747          2,789       11,536
          -         50,000           50,000    Johnson Controls                                     -          3,262        3,262
    578,100              -          578,100    Liberty Media, Cl A                              7,342              -        7,342
    275,200              -          275,200    Lowe's*                                          8,710              -        8,710
    529,800              -          529,800    McDonald's                                      14,379              -       14,379
    231,400              -          231,400    McGraw Hill                                     13,467              -       13,467
    261,100              -          261,100    Target                                           8,290              -        8,290
    632,800              -          632,800    Walt Disney                                     11,783              -       11,783
          -        100,000          100,000    Whirlpool                                            -          5,535        5,535
                                                                                          ----------------------------------------
                                                                                              112,171         11,586      123,757
                                                                                          ----------------------------------------

                                               CONSUMER STAPLES - 7.6%
    341,500              -          341,500    Albertson's                                     10,887              -       10,887
    275,000              -          275,000    Coca-Cola                                       12,884              -       12,884
    397,900              -          397,900    ConAgra Foods                                    8,933              -        8,933
    307,600              -          307,600    Kimberly-Clark                                  19,071              -       19,071
    308,900              -          308,900    Kraft Foods*                                    10,617              -       10,617
    165,200        260,000          425,200    Procter & Gamble                                12,025         18,925       30,950
          -        350,000                -    Philip Morris                                        -         16,901       16,901
          -        230,000                -    Gillette                                             -          6,854        6,854
                                                                                          ----------------------------------------
                                                                                               74,417         42,680      117,097
                                                                                          ----------------------------------------

                                               ENERGY - 10.1%
    106,800              -          106,800    Anadarko Petroleum                               5,135              -        5,135
          -        114,800          114,800    BP PLC                                               -          5,645        5,645
    970,400        390,764        1,361,164    Exxon Mobil                                     38,234         15,396       53,630
    430,400              -          430,400    Halliburton                                      9,705                       9,705
    239,900              -          239,900    Phillips Petroleum                              12,940              -       12,940
    440,300        156,000          596,300    Royal Dutch Petroleum, ADR                      22,125          7,839       29,964
    262,500              -          262,500    Schlumberger                                    11,996              -       11,996
    248,300              -          248,300    Transocean Sedco Forex*                          6,555              -        6,555
          -        300,000          300,000    Texaco                                               -         19,500       19,500
                                                                                          ----------------------------------------
                                                                                              106,690         48,380      155,070
                                                                                          ----------------------------------------

                                               FINANCIALS - 25.7%
    482,800              -          482,800    Allstate                                        18,033              -       18,033
    407,800        225,000          632,800    American Express                                11,851          6,539       18,390
    451,800              -          451,800    American International Group                    35,240                      35,240
          -        243,230          243,230    AmSouth Bancorp                                      -          4,395        4,395
    375,300         70,000          445,300    Bank of America                                 21,917          4,088       26,005
          -        300,000          300,000    Bank of New York                                     -         10,500       10,500
    350,600              -          350,600    Bank One                                        11,033              -       11,033
    387,400              -          387,400    Charles Schwab                                   4,455              -        4,455
          -        170,000          170,000    Cincinnati Financial                                 -          7,075        7,075
    917,302        430,000        1,347,302    Citigroup                                       37,151         17,415       54,566
    400,100              -          400,100    Equity Office Properties                        12,803              -       12,803
    248,200              -          248,200    Fannie Mae                                      19,871              -       19,871
          -        202,125          202,125    First Financial Bancorp                              -          3,135        3,135
          -        165,000          165,000    First Tennessee National                             -          6,105        6,105
    642,301              -          642,301    Fleet Boston Financial                          23,605              -       23,605
    178,500              -          178,500    Hartford Financial Services Group               10,485              -       10,485
    547,100              -          547,100    JP Morgan Chase & Company                       18,683              -       18,683
          -        300,000          300,000    KeyCorp                                              -          7,242        7,242
    310,500        200,000          510,500    Mellon Financial                                10,038          6,466       16,504
    312,300              -          312,300    Morgan Stanley Dean Witter                      14,475              -       14,475
          -        115,000          115,000    National City                                        -          3,444        3,444
          -        160,000          160,000    North Fork Bancorp                                   -          4,758        4,758
          -        100,000          100,000    PNC Financial Services                               -          5,725        5,725
          -        100,000          100,000    TCF Financial                                        -          4,606        4,606
          -        250,000          250,000    Union Planters                                       -         10,725       10,725
    315,600              -          315,600    Wachovia                                         9,784              -        9,784
    335,000              -          335,000    Washington Mutual                               12,891              -       12,891
    362,500        100,000          462,500    Wells Fargo                                     16,113          4,445       20,558
                                                                                          ----------------------------------------
                                                                                              288,428        106,663      395,091
                                                                                          ----------------------------------------

                                               HEALTH CARE - 6.0%
    488,700        115,000          603,700    Bristol-Myers Squibb                            27,152          6,389       33,541
    210,100              -          210,100    Guidant*                                         8,089              -        8,089
     93,700        170,000          263,700    Merck                                            6,240         11,322       17,562
    329,291              -          329,291    Pharmacia                                       13,356              -       13,356
          -        200,000          200,000    American Home Products                               -         11,650       11,650
          -         11,500           11,500    Zimmer Holdings                                      -            319          319
          -        135,000          135,000    GlaxoSmithKline ADR                                  -          7,576        7,576
                                                                                          ----------------------------------------
                                                                                               54,837         37,256       92,093
                                                                                          ----------------------------------------

                                               INDUSTRIALS - 8.4%
    124,200              -          124,200    Caterpillar                                      5,564              -        5,564
    224,800              -          224,800    Delta Airlines                                   5,923              -        5,923

FIRST AMERICAN LARGE CAP VALUE FUND
PRO FORMA SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                         Pro Forma
                                  Pro Forma                                                                              Combined
                                  Combined                                                                                First
First American  First American  First American                                          First American  First American   American
  Large Cap        Relative       Large Cap                                                Large Cap       Relative      Large Cap
  Value Fund      Value Fund     Value Fund                                               Value Fund      Value Fund    Value Fund
   Shares           Shares        Shares(2)    Description                                 at Value        at Value     at Value(2)
--------------  --------------  -------------- ---------------------------------------- --------------  --------------  -----------
     96,600              -           96,600    Emerson Electric                                 4,546              -        4,546
    141,500              -          141,500    First Data                                       8,244              -        8,244
    164,900              -          164,900    General Dynamics                                14,564              -       14,564
    402,800              -          402,800    Masco                                            8,233              -        8,233
    203,900              -          203,900    Minnesota Mining & Manufacturing                20,064              -       20,064
    285,800              -          285,800    Tyco International                              13,004              -       13,004
    258,900              -          258,900    Union Pacific                                   12,142              -       12,142
    286,500              -          286,500    United Technologies                             13,322              -       13,322
          -        450,000          450,000    General Electric                                     -         16,740       16,740
          -        240,625          240,625    Honeywell Int'l                                      -          6,353        6,353
                                                                                          ----------------------------------------
                                                                                              105,606         23,093      128,699
                                                                                          ----------------------------------------

                                               INFORMATION TECHNOLOGY - 10.2%
    432,200              -          432,200    Accenture                                        5,511              -        5,511
    898,200              -          898,200    ADC Telecommunications*                          3,135              -        3,135
    509,300              -          509,300    Advanced Micro Devices*                          4,151              -        4,151
    632,200              -          632,200    Cisco Systems*                                   7,700              -        7,700
    437,500              -          437,500    Compaq Computers                                 3,636              -        3,636
    271,200              -          271,200    Computer Associates International                6,981              -        6,981
    443,000              -          443,000    Dell Computer*                                   8,209              -        8,209
    201,700              -          201,700    Electronic Data Systems                         11,614              -       11,614
    513,700              -          513,700    Hewlett-Packard                                  8,271              -        8,271
    312,900        800,000        1,112,900    Intel                                            6,396         16,352       22,748
    110,056        300,000          410,056    IBM                                             10,158         27,690       37,848
    152,700              -          152,700    Micron Technology*                               2,875              -        2,875
    216,700        170,000          386,700    Microsoft*                                      11,089          8,699       19,788
    670,500              -          670,500    Motorola                                        10,460              -       10,460
    732,400              -          732,400    Nortel Networks                                  4,109              -        4,109
                                                                                          ----------------------------------------
                                                                                              104,295         52,741      157,036
                                                                                          ----------------------------------------
                                               MATERIALS - 4.9%
    738,200              -          738,200    Alcoa                                           22,892              -       22,892
    637,000        135,000          772,000    Dow Chemical                                    20,868          4,423       25,291
    383,800        100,000          483,800    International Paper                             13,356          3,480       16,836
    170,000              -          170,000    Praxair                                          7,140              -        7,140
          -        250,000          250,000    AK Steel Holdings                                    -          2,113        2,113
                                                                                          ----------------------------------------
                                                                                               64,256         10,016       74,272
                                                                                          ----------------------------------------

                                               TELECOMMUNICATION SERVICES - 8.8%
    611,100        350,000          961,100    AT&T                                            11,794          6,755       18,549
    467,000              -          467,000    Bell South                                      19,404              -       19,404
    570,026              -          570,026    SBC Communications                              26,860              -       26,860
    398,212        185,440          583,652    Verizon Communications                          21,547         10,034       31,581
  1,468,100              -        1,468,100    WorldCom*                                       22,080              -       22,080
          -        800,000          800,000    Broadwing                                            -         12,864       12,864
          -        195,000          195,000    Vodafone Group, ADR                                  -          4,282        4,282
                                                                                          ----------------------------------------
                                                                                              101,685         33,935      135,620
                                                                                          ----------------------------------------

                                               UTILITIES - 5.4%
    412,000        200,000          612,000    Duke Power                                      15,594          7,570       23,164
    180,200              -          180,200    El Paso                                          7,487              -        7,487
    155,500              -          155,500    FPL Group                                        8,327              -        8,327
    190,100              -          190,100    Public Service Enterprises                       8,089              -        8,089
    232,600        190,000          422,600    TXU                                             10,774          8,801       19,575
    331,600              -          331,600    Xcel Energy                                      9,335              -        9,335
          -        250,000          250,000    Cinergy                                              -          7,718        7,718
                                                                                          ----------------------------------------
                                                                                               59,606         24,089       83,695
                                                                                          ----------------------------------------
                                               TOTAL COMMON STOCKS                          1,071,991        390,439    1,462,430
                                                                                          ----------------------------------------
                                                                                                                                -
                                               RELATED PARTY MONEY MARKET FUND - 4.6%                                           -
 46,742,466     24,547,061       71,289,527    First American Prime Obligations Fund (1)       46,742         24,547       71,289
                                                                                          ----------------------------------------
                                               TOTAL RELATED PARTY MONEY MARKET FUND           46,742         24,547       71,289
                                                                                          ----------------------------------------

                                               TOTAL INVESTMENTS - 99.8%                                                        -
                                                                                          ----------------------------------------
                                               (Cost $1,206,095, $261,524 and $1,467,619,  $1,118,733      $ 414,986  $ 1,533,719
                                                respectively)                             ========================================


         ADR  American Depositary Receipt
         Cl Class
         * Non-income producing security

         (1) This money market fund is advised by U.S.Bancorp Asset Management, Inc., who also serves as advisor for this fund.
         (2) The First American Large Cap Value Fund will be the accounting survivor.

            See Accompanying Notes to Pro Forma Financial Statements

FIRST AMERICAN EQUITY INCOME FUND
PRO FORMA SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                         Pro Forma
                                  Pro Forma                                                                              Combined
                                   Combined                                                                                First
First American  First American  First American                                          First American  First American   American
   Growth &         Equity          Equity                                                 Growth &         Equity         Equity
 Income Fund     Income Fund     Income Fund                                             Income Fund     Income Fund    Income Fund
  Par/Shares     Par/Shares     Par/Shares(2)  Description                                 at Value        at Value     at Value(2)
--------------  --------------  -------------- ---------------------------------------- --------------  --------------  -----------
                                               COMMON STOCKS - 97.7%
                                               CONSUMER DISCRETIONARY - 8.9%
   502,100               -          502,100    AOL Time Warner*                            $  16,620       $       -    $    16,620
    41,300               -           41,300    Best Buy*                                       1,877               -          1,877
    57,600               -           57,600    Clear Channel Communications*                   2,290               -          2,290
   146,900               -          146,900    Comcast, Cl A*                                  5,269               -          5,269
   144,600               -          144,600    Costco Wholesale*                               5,142               -          5,142
   172,400         127,616          300,016    Ford Motor                                      2,991           2,214          5,205
   151,600               -          151,600    Home Depot                                      5,817               -          5,817
    14,400               -           14,400    Kohl's *                                          691               -            691
   138,200          81,400          219,600    McGraw-Hill                                     8,043           4,737         12,780
   175,200               -          175,200    Target                                          5,563               -          5,563
   186,600               -          186,600    Toys "R" Us*                                    3,215               -          3,215
   194,111               -          194,111    Viacom, Cl B                                    6,697               -          6,697
   163,900               -          163,900    Wal-Mart Stores                                 8,113               -          8,113
   157,600               -          157,600    Walt Disney                                     2,934               -          2,934
         -         129,700          129,700    Maytag                                              -           3,195          3,195
         -          35,400           35,400    Omnicom Group                                       -           2,297          2,297
         -          35,000           35,000    Sherwin Williams                                    -             778            778
         -          23,700           23,700    Tribune Company                                     -           2,138          2,138
                                                                                         -------------------------------------------
                                                                                              75,262          15,359         90,621
                                                                                         -------------------------------------------

                                               CONSUMER STAPLES - 9.0%
    95,800         109,100          204,900    Anheuser-Busch                                  4,012           4,569          8,581
         -          70,400           70,400    Avon                                                -           3,256          3,256
    40,300               -           40,300    Coca-Cola                                       1,888               -          1,888
         -          48,700           48,700    Colgate Palmolive                                   -           2,837          2,837
    89,100               -           89,100    CVS                                             2,958               -          2,958
    32,500               -           32,500    General Mills                                   1,479               -          1,479
         -          22,500           22,500    Gillette                                            -             671            671
         -          30,000           30,000    HJ Heinz                                            -           1,265          1,265
    60,325          30,000           90,325    Kimberly-Clark                                  3,740           4,098          7,838
    98,900          41,160          140,060    Kraft Foods*                                    3,399           1,415          4,814
   269,960         118,900          388,860    PepsiCo                                        13,093           5,767         18,860
   122,300               -          122,300    Philip Morris                                   5,906               -          5,906
         -          30,000           30,000    Ralston-Ralston Purina                              -             984            984
   305,325               -          305,325    Safeway*                                       12,128               -         12,128
         -         193,200          193,200    Sara-Lee                                            -           4,115          4,115
   312,340          30,000          342,340    Sysco                                           7,977             766          8,743
   172,600               -          172,600    Walgreen                                        5,943               -          5,943
                                                                                         -------------------------------------------
                                                                                              62,523          29,743         92,266
                                                                                         -------------------------------------------

                                               ENERGY - 9.3%
    36,800               -           36,800    Anadarko Petroleum                              1,769               -          1,769
    96,700               -           96,700    Apache                                          4,158               -          4,158
         -          93,096                     BP                                                  -           4,578          4,578
    18,900          38,820           57,720    Chevron                                         1,602           3,290          4,892
   650,938         242,648          893,586    Exxon Mobil                                    25,647           9,560         35,207
         -          10,000           10,000    Murphy Oil                                          -             724            724
   122,300               -          122,300    Nabors Industries*                              2,565               -          2,565
   102,800          27,000          129,800    Phillips Petroleum                              5,545           1,456          7,001
         -          10,000                -    Precision Drilling                                  -             211            211
         -         179,200                -    Royal Dutch Petroleum, ADR                          -           9,005          9,005
   125,500               -          125,500    Schlumberger                                    5,735               -          5,735
   110,800               -          110,800    Texaco                                          7,202               -          7,202
   389,200          48,000          437,200    USX-Marathon                                   10,411           1,284         11,695
                                                                                         -------------------------------------------
                                                                                              64,634          30,108         94,742
                                                                                         -------------------------------------------

                                               FINANCIALS - 24.4%
    72,800               -           72,800    AFLAC                                           1,966               -          1,966
    54,300               -           54,300    Alliance Capital Management Holding             2,482               -          2,482
   183,400               -          183,400    AMB Property                                    4,493               -          4,493
   174,600               -          174,600    Ambac                                           9,552               -          9,552
   106,200         109,000          215,200    American Express                                3,086           3,168          6,254
   244,950               -          244,950    American International Group                   19,106               -         19,106
         -         151,600          151,600    Archstone Communities                               -           3,957          3,957
    67,600          75,824          143,424    Bank of America                                 3,948           4,428          8,376
   170,600         106,500          277,100    Bank of New York                                5,971           3,728          9,699
    48,300               -           48,300    BB&T                                            1,761               -          1,761
    33,000               -           33,000    Capital One Financial                           1,519               -          1,519
   118,600               -          118,600    Chubb                                           8,469               -          8,469
   465,566         182,786          648,352    Citigroup                                      18,855           7,403         26,258
         -          56,200           56,200    Comerica                                            -           3,113          3,113
         -         101,700          101,700    Crescent Real Estate                                -           2,181          2,181
         -         195,172          195,172    Duke Realty                                         -           4,624          4,624
         -          26,600           26,600    Equity Residential Property Trust                   -           1,553          1,553
    29,600          56,600           86,200    Fannie Mae                                      2,370           4,531          6,901
   177,600               -          177,600    Federal Home Loan Mortgage                     11,544               -         11,544
    39,200               -           39,200    Fifth Third Bancorp                             2,410               -          2,410
         -          10,000           10,000    Hartford Financial                                  -             587            587
         -         115,700          115,700    Healthcare Realty Trust                             -           2,950          2,950
         -          71,397           71,397    Household Int'l                                     -           4,025          4,025
         -         116,900          116,900    John Hancock Financial                              -           4,670          4,670
   175,500         112,100          287,600    JP Morgan Chase & Company                       5,993           3,828          9,821
         -          31,600           31,600    Kimco Realty                                        -           1,534          1,534
    92,300               -           92,300    Legg Mason                                      3,670               -          3,670
         -         122,550          122,550    Manufactured Home Communities                       -           3,728          3,728
   119,800               -          119,800    Marsh & McLennan                               11,585               -         11,585
         -          46,000           46,000    MBNA                                                -           1,393          1,393
   192,500         160,200          352,700    Mellon Financial                                6,224           5,179         11,403
   206,400               -          206,400    Merrill Lynch                                   8,380               -          8,380
    81,095               -           81,095    MGIC Investment                                 5,299               -          5,299
    68,800               -           68,800    Morgan Stanley Dean Witter                      3,189               -          3,189
         -          47,000           47,000    National City                                       -           1,408          1,408
    66,050               -           66,050    Northern Trust                                  3,466               -          3,466
         -          22,000           22,000    PNC Financial Services Group                        -           1,259          1,259
         -          48,000           48,000    Prentiss Properties Trust                           -           1,320          1,320

FIRST AMERICAN EQUITY INCOME FUND
PRO FORMA SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                         Pro Forma
                                  Pro Forma                                                                              Combined
                                   Combined                                                                                First
First American  First American  First American                                          First American  First American   American
   Growth &         Equity          Equity                                                 Growth &         Equity         Equity
 Income Fund     Income Fund     Income Fund                                             Income Fund     Income Fund    Income Fund
  Par/Shares     Par/Shares     Par/Shares(2)  Description                                 at Value        at Value     at Value(2)
--------------  --------------  -------------- ---------------------------------------- --------------  --------------  -----------
         -         137,200          137,200    Simon Property Group                                -           3,692          3,692
    74,700               -           74,700    SouthTrust                                      1,902               -          1,902
         -          82,610           82,610    St. Paul Companies                                  -           3,405          3,405
         -          34,000           34,000    Union Planters                                      -           1,458          1,458
    47,500               -           47,500    Washington Mutual                               1,828               -          1,828
   272,300               -          272,300    Wells Fargo                                    12,104               -         12,104
         -          53,782           53,782    XL Capital Limited, Cl A                            -           4,249          4,249
         -          68,600           68,600    Zions Bancorporation                                -           3,681          3,681
                                                                                         -------------------------------------------
                                                                                             161,172          87,052        248,224
                                                                                         -------------------------------------------

                                               HEALTH CARE - 11.1%
         -          36,000           36,000    Abbot Lab                                           -           1,867          1,867
   152,800         110,900          263,700    American Home Products                          8,901           6,460         15,361
    33,600               -           33,600    Amgen*                                          1,975               -          1,975
   132,800         137,000          269,800    Baxter International                            7,311           7,542         14,853
   170,832          62,700          233,532    Bristol-Myers Squibb                            9,491           3,484         12,975
    79,900               -           79,900    Eli Lilly                                       6,448               -          6,448
    24,900               -           24,900    Genentech*                                      1,096               -          1,096
   149,200               -          149,200    HCA - The Healthcare Company                    6,611               -          6,611
   114,600         105,600          220,200    Johnson & Johnson                               6,349           5,850         12,199
    42,800               -           42,800    Medtronic                                       1,862               -          1,862
   137,400          32,200          169,600    Merck & Company                                 9,151           2,145         11,296
   271,800          84,300          356,100    Pfizer                                         10,899           3,380         14,279
         -          26,000           26,000    Pharmacia                                           -           1,055          1,055
         -       1,597,000        1,597,000    Protein Design Labs*                                -           1,489          1,489
         -          54,200           54,200    Schering Plough                                     -           2,011          2,011
    58,200               -           58,200    Wellpoint Health Networks*                      6,353               -          6,353
    17,083           6,270           23,353    Zimmer Holdings*                                  474             174            648
                                                                                         -------------------------------------------
                                                                                              76,921          35,457        112,378
                                                                                         -------------------------------------------

                                               INDUSTRIALS - 10.2%
   150,700               -          150,700    Automatic Data Processing                       7,089               -          7,089
    34,804               -           34,804    Avery Dennison                                  1,647               -          1,647
    27,800               -           27,800    Boeing                                            931               -            931
         -          42,750           42,750    Caterpillar                                         -           1,915          1,915
         -          77,400           77,400    Deere                                               -           2,911          2,911
   257,800         169,900          427,700    Ecolab                                          9,366           6,172         15,538
         -          26,000           26,000    First Data                                          -           1,515          1,515
   127,200               -          127,200    General Dynamics                               11,234               -         11,234
   376,900         119,400          496,300    General Electric                               14,021           4,442         18,463
    92,100         152,200          244,300    Honeywell International                         2,431           4,032          6,463
         -         176,500          176,500    Knightsbridge Tanker                                -           3,091          3,091
         -          53,000           53,000    Minnesota Mining & Manufacturing                    -           5,215          5,215
         -          73,900           73,900    Parker Hannifin                                     -           2,535          2,535
   316,700               -          316,700    Tyco International                             14,410               -         14,410
    49,950          76,700          126,650    United Parcel Service, Cl B                     2,596           3,978          6,574
         -          48,700           48,700    United Technologies                                 -           2,264          2,264
    58,700               -           58,700    Waste Management                                1,570               -          1,570
                                                                                         -------------------------------------------
                                                                                              65,295          38,070        103,365
                                                                                         -------------------------------------------

                                               INFORMATION TECHNOLOGY - 9.3%
    34,500               -           34,500    Adobe Systems                                     827               -            827
    29,300               -           29,300    Analog Devices*                                   958               -            958
   119,200               -          119,200    Applied Materials*                              3,390               -          3,390
   202,600               -          202,600    Cisco Systems*                                  2,468               -          2,468
    32,200               -           32,200    Corning                                           284               -            284
   319,700               -          319,700    Dell Computer*                                  5,924               -          5,924
    83,800          85,700          169,500    Electronic Data Systems                         4,274           4,935          9,209
   103,900               -          103,900    Flextronics International*                      1,719               -          1,719
   364,600               -          364,600    Intel                                           7,452               -          7,452
    92,500          55,730          148,230    IBM                                             8,538           5,144         13,682
    83,100               -           83,100    Lexmark International Group, Cl A*              3,715               -          3,715
   139,100               -          139,100    Micron Technology*                              2,619               -          2,619
   203,500               -          203,500    Microsoft*                                     10,413               -         10,413
    63,300               -           63,300    Millipore                                       3,351               -          3,351
   276,900               -          276,900    Motorola                                        4,320               -          4,320
   101,500               -          101,500    Network Appliance*                                690               -            690
    57,600               -           57,600    Nortel Networks                                   323               -            323
    17,800               -           17,800    Novellus Systems*                                 508               -            508
   177,000               -          177,000    Oracle Systems*                                 2,227               -          2,227
    19,100               -           19,100    Siebel Systems*                                   248               -            248
   108,150               -          108,150    Sun Microsystems*                                 894               -            894
   319,000               -          319,000    SunGard Data Systems*                           7,455               -          7,455
   290,900               -          290,900    Texas Instruments                               7,266               -          7,266
    39,600               -           39,600    Xilinx*                                           932               -            932
         -          16,000           16,000    Alcatel                                             -             186            186
         -         188,300          188,300    Hewlett-Packard                                     -           2,995          2,995
                                                                                         -------------------------------------------
                                                                                              80,795          13,260         94,055
                                                                                         -------------------------------------------

FIRST AMERICAN EQUITY INCOME FUND
PRO FORMA SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                         Pro Forma
                                  Pro Forma                                                                              Combined
                                   Combined                                                                                First
First American  First American  First American                                          First American  First American   American
   Growth &         Equity          Equity                                                 Growth &         Equity         Equity
 Income Fund     Income Fund     Income Fund                                             Income Fund     Income Fund    Income Fund
  Par/Shares     Par/Shares     Par/Shares(2)  Description                                 at Value        at Value     at Value(2)
--------------  --------------  -------------- ---------------------------------------- --------------  --------------  -----------
                                               MATERIALS - 2.7%
   105,400               -          105,400    Alcoa                                           3,268               -          3,268
   189,100               -          189,100    Pharmacia                                       7,205               -          7,205
   202,900               -          202,900    Praxair                                         8,522               -          8,522
         -          62,400           62,400    Dow Chemical                                        -           2,044          2,044
         -          66,000           66,000    DuPont De Nemours & Co                              -           2,476          2,476
         -         135,150          135,150    Lyondell Chemical                                   -           1,547          1,547
         -          62,800           62,800    Weyerhaeuser                                        -           3,059          3,059
                                                                                         -------------------------------------------
                                                                                              18,995           9,126         28,121
                                                                                         -------------------------------------------

                                               TELECOMMUNICATION SERVICES - 7.3%
    91,400               -           91,400    ALLTELL                                         5,297               -          5,297
    83,000               -           83,000    Bell South                                      3,449               -          3,449
   196,000          92,400          288,400    Qwest Communications*                           3,273           1,532          4,805
   228,900         173,900          402,800    SBC Communications                             10,786           8,194         18,980
   185,000         101,300          286,300    Sprint                                          4,442           2,432          6,874
   138,400               -          138,400    Sprint (PCS Group)*                             3,638               -          3,638
   342,500         168,680          511,180    Verizon Communications                         18,532           9,127         27,659
         -       4,850,000        4,850,000    Nextel Communications                               -           3,019          3,019
                                                                                         -------------------------------------------
                                                                                              49,417          24,304         73,721
                                                                                         -------------------------------------------

                                               UTILITIES - 5.5%
   100,200          10,900          111,100    Constellation Energy                            2,425             264          2,689
   322,800          48,000          370,800    Duke Power                                     12,218           1,817         14,035
   177,900               -          177,900    Dynegy                                          6,164               -          6,164
   213,300               -          213,300    Enron                                           5,808               -          5,808
   157,000               -          157,000    Exelon                                          7,002               -          7,002
    49,300         119,100          168,400    Reliant Resources*                                799           3,135          3,934
   114,625               -          114,625    Williams                                        3,129               -          3,129
         -          30,000           30,000    Cinergy                                             -             926            926
         -          90,000           90,000    Consolidation Edison                                -           3,665          3,665
         -          10,698           10,698    El Paso                                             -             445            445
         -          52,000           52,000    National Fuel Gas                                   -           1,198          1,198
         -         239,800          239,800    Xcel Energy                                         -           6,750          6,750
                                                                                         -------------------------------------------
                                                                                              37,545          18,200         55,745
                                                                                         -------------------------------------------
                                               TOTAL COMMON STOCKS                           692,559         300,679        993,238
                                                                                         -------------------------------------------

                                               CONVERTIBLE PREFERRED STOCK - 0.4%
   141,400               -          141,400    Enron                                           3,754               -          3,754
                                                                                         -------------------------------------------
                                               TOTAL CONVERTIBLE PREFERRED STOCK               3,754               -          3,754
                                                                                         -------------------------------------------

                                               CONVERTIBLE CORPORATE BONDS - 0.2%
                                               Ciena
   $ 1,190     $         -      $     1,190    3.750%, 02/01/080                                 707               -            707
                                               Corning                                                                            -
   $ 2,872     $         -      $     2,872    0.000%, 11/08/15*                               1,591               -          1,591
                                                                                         -------------------------------------------
                                               TOTAL CONVERTIBLE CORPORATE BONDS               2,298               -          2,298
                                                                                         -------------------------------------------

                                               RELATED PARTY MONEY MARKET FUND - 3.1%
13,858,802      17,605,502       31,464,304    First American Prime Obligations Fund (1)      13,859          17,606         31,465
                                                                                         -------------------------------------------
                                               TOTAL RELATED PARTY MONEY MARKET FUND          13,859          17,606         31,465
                                                                                         -------------------------------------------

                                               TOTAL INVESTMENTS - 101.4%                  $ 712,470       $ 318,285    $ 1,030,755
                                                                                         ===========================================
                                               (Cost $690,577, $233,537 and $924,114,
                                                respectively)


         ADR  American Depositary Receipt
         Cl Class
         * Non-income producing security

         (1) This money market fund is advised by U.S. Bancorp Asset Management, Inc., who also serves as advisor for this fund.
         (2) The First American Equity Income Fund will be the accounting survivor.

            See Accompanying Notes to Pro Forma Financial Statements

FIRST AMERICAN TECHNOLOGY FUND
PRO FORMA SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                         Pro Forma
                                  Pro Forma                                                                              Combined
                First American    Combined                                                              First American    First
                   Science &   First American                                                             Science &      American
First American   Technology      Technology                                             First American    Technology    Technology
Technology Fund     Fund            Fund                                               Technology Fund       Fund          Fund
    Shares         Shares        Shares(2)    Description                                  at Value        at Value     at Value(2)
--------------- -------------- -------------- ---------------------------------------- ---------------  --------------  -----------
                                              COMMON STOCKS - 97.2%
                                              CONSUMER DURABLES & APPAREL - 1.4%
     64,000              -           64,000   Sony, ADR                                    $   2,125      $      -       $   2,125
                                                                                        -------------------------------------------

                                              MEDIA - 3.9%
    173,000              -          173,000   AOL Time Warner*                                 5,726             -           5,726
                                                                                        -------------------------------------------

                                              RETAILING - 1.0%
     32,650              -           32,650   eBay*                                            1,494             -           1,494
                                                                                        -------------------------------------------

                                              HEALTH CARE EQUIPMENT & SERVICES - 0.3%
          -          9,000            9,000   Medtronic                                            -           392             392
                                                                                        -------------------------------------------

                                              PHARMACEUTICALS & BIOTECHNOLOGY - 3.5%
          -          6,200            6,200   Abgenix*                                             -           141             141
          -         11,900           11,900   Amgen*                                               -           699             699
          -          2,900            2,900   Andrx*                                               -           188             188
          -          6,200            6,200   Bristol-Myers Squibb                                 -           345             345
          -          5,800            5,800   Eli Lilly                                            -           468             468
          -         10,400           10,400   Genetech*                                            -           458             458
          -          6,800            6,800   Genzyme*                                             -           309             309
          -          7,900            7,900   IDEC Pharmaceuticals*                                -           392             392
          -         10,600           10,600   Ivax*                                                -           235             235
          -          4,600            4,600   King Pharmaceuticals*                                -           193             193
          -          7,000            7,000   MedImmune*                                           -           249             249
          -          3,900            3,900   Merck                                                -           260             260
          -         10,000           10,000   Millennium Pharmaceuticals*                          -           178             178
          -          9,800            9,800   Pfizer                                               -           393             393
          -         10,900           10,900   Pharmacia                                            -           442             442
          -         24,200           24,200   Praecis Pharmaceuticals*                             -            90              90
          -          2,800            2,800   Protein Design Labs*                                 -           132             132
                                                                                        -------------------------------------------
                                                                                                   -         5,172           5,172
                                                                                        -------------------------------------------

                                              CAPITAL GOODS - 0.4%
          -          7,000            7,000   General Dynamics                                     -           618             618
                                                                                        -------------------------------------------
                                                                                                                                 -
                                              TECHNOLOGY HARDWARE & EQUIPMENT 52.9%                                              -
     50,200              -           50,200   Advanced Fibre Communications*                     733             -             733
    506,900              -          506,900   Agere Systems*                                   2,094             -           2,094
     50,250         38,300           88,550   Alpha Industries*                                  973           742           1,715
          -         26,800           26,800   Analog Devices*                                      -           876             876
    146,250         61,000          207,250   Applied Micro Circuits*                          1,022           426           1,448
          -         65,000           65,000   AXT*                                                 -           689             689
     61,050         12,500           73,550   Broadcom*                                        1,239           254           1,493
    205,150         36,900          242,050   Brocade Communications Systems*                  2,878           518           3,396
     46,200              -           46,200   Celestica*                                       1,261             -           1,261
     76,100              -           76,100   Centillium Communications*                         461             -             461
     86,200              -           86,200   Ciena*                                             887             -             887
    380,750         95,600          476,350   Cisco Systems*                                   4,638         1,164           5,802
          -          8,700            8,700   Comverse Technology*                                 -           178             178
          -         26,400           26,400   Corning                                              -           233             233
          -          9,900            9,900   Cree*                                                -           146             146
          -         11,300           11,300   Cypress Semi-Conductor*                              -           168             168
     81,300         40,200          121,500   Dell Computer*                                   1,507           745           2,252
          -         30,100           30,100   EMC*                                                 -           354             354
     58,450         73,300          131,750   Emcore*                                            500           627           1,127
          -         24,000           24,000   Emulex*                                              -           228             228
    557,900              -          557,900   Ericsson, ADR                                    1,947             -           1,947
     77,750              -           77,750   Exfo Electro-Optical Engineering*                  700             -             700
     31,500              -           31,500   Genesis Microchip*                                 886             -             886
          -          8,200            8,200   IBM                                                  -           757             757
     40,000              -           40,000   Integrated Circuit System*                         511             -             511
          -         15,600           15,600   Integrated Device Technologies*                      -           314             314
     50,900         49,300          100,200   Intel                                            1,040         1,008           2,048
     67,720              -           67,720   Intergraph*                                        606             -             606
          -         42,800           42,800   JDS Uniphase*                                        -           271             271
     45,900         28,800           74,700   Juniper Networks*                                  445           279             724
          -         12,000           12,000   KLA-Tencor*                                          -           379             379
    132,500              -          132,500   Lantronix*                                         808             -             808
     19,050              -           19,050   Linear Technology                                  625             -             625
    107,600              -          107,600   McDATA*                                            903             -             903
     71,450         41,700          113,150   Micron Technology*                               1,345           785           2,130
    312,850              -          312,850   Motorola                                         4,880             -           4,880
    179,450              -          179,450   Multilink Technology*                              928             -             928
    123,000              -          123,000   Mykrolis*                                        1,103             -           1,103
     37,700              -           37,700   National Semiconductor*                            831             -             831
          -         41,000           41,000   Network Appliance*                                   -           279             279

FIRST AMERICAN TECHNOLOGY FUND
PRO FORMA SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                         Pro Forma
                                  Pro Forma                                                                              Combined
                First American    Combined                                                              First American    First
                   Science &   First American                                                             Science &      American
First American   Technology      Technology                                             First American    Technology    Technology
Technology Fund     Fund            Fund                                               Technology Fund       Fund          Fund
    Shares         Shares        Shares(2)    Description                                  at Value        at Value     at Value(2)
--------------- -------------- -------------- ---------------------------------------- ---------------  --------------  -----------
    137,700         18,000          155,700   Nokia, ADR, Cl A                                 2,155           282           2,437
    801,550         40,700          842,250   Nortel Networks                                  4,497           228           4,725
          -         20,900           20,900   Novellus Systems*                                    -           597             597
     94,300              -           94,300   O2Micro International*                           1,240             -           1,240
          -         31,500           31,500   ONI Systems*                                         -           127             127
    213,727              -          213,727   Palm*                                              312             -             312
     61,500              -           61,500   PMC-Sierra*                                        632             -             632
     83,200              -           83,200   Powerwave Technologies*                            992             -             992
          -         10,900           10,900   Qlogic*                                              -           207             207
     97,900         16,200          114,100   QUALCOMM*                                        4,654           770           5,424
     59,950              -           59,950   Research In Motion*                                964                           964
     81,000         50,100          131,100   RF Micro Devices*                                1,345           832           2,177
     95,000              -           95,000   Sanmina*                                         1,290                         1,290
          -         12,300           12,300   Scientific - Atlanta                                 -           216             216
     88,000         27,700          115,700   Sonus Networks*                                    264            83             347
    179,800              -          179,800   StorageNetworks*                                   712             -             712
          -         75,497           75,497   Sun Microsystems*                                    -           624             624
    323,260              -          323,260   Taiwan Semiconductor Manufacturing SP, ADR*      3,068             -           3,068
     89,150              -           89,150   Tellium*                                           440             -             440
          -         46,000           46,000   Texas Instruments                                              1,149           1,149
    273,298              -          273,298   United Microelectronics, ADR                     1,454             -           1,454
    101,900              -          101,900   UTStarcom*                                       1,656             -           1,656
          -         37,700           37,700   Vitesse Semiconductor*                               -           292             292
          -         13,100           13,100   Xilinx*                                              -           308             308
                                                                                        -------------------------------------------
                                                                                              61,426        17,135          78,561
                                                                                        -------------------------------------------

                                              TELECOMMUNICATION SERVICES - 7.0%
     12,950              -           12,950   Airgate PCS*                                       575             -             575
    185,350              -          185,350   Allegiance Telecommunications*                     558             -             558
     75,750              -           75,750   American Tower*                                  1,052             -           1,052
    326,550              -          326,550   Global Crossing*                                   588             -             588
    135,000              -          135,000   Qwest Communications International               2,255             -           2,255
     92,700         15,500          108,200   Sprint*                                          2,437           408           2,845
    102,150              -          102,150   Time Warner Telecommunications, Cl A*              741             -             741
     22,250              -           22,250   Triton PCS Holdings*                               846             -             846
        685              -              685   WorldCom - MCI Group*                               10             -              10
     17,142         31,200           48,342   WorldCom - Worldcom Group*                         258           469             727
          -         12,400           12,400   Broadwing                                            -           199             199
                                                                                        -------------------------------------------
                                                                                               9,320         1,076          10,396
                                                                                        -------------------------------------------

                                              SOFTWARE & SERVICES - 26.8%
     93,400              -           93,400   Actuate Software*                                  391             -             391
          -         17,700           17,700   Adobe Systems                                        -           424             424
     46,150              -           46,150   Ariba*                                              86             -              86
          -         64,000           64,000   BEA Systems*                                         -           614             614
     97,900         35,000          132,900   Check Point Software Technologies*               2,156           771           2,927
          -         30,500           30,500   Citrix Systems*                                      -           604             604
          -         22,200           22,200   Computer Sciences*                                   -           736             736
     36,200              -           36,200   Earthlink*                                         551             -             551
     54,200              -           54,200   Electronic Data Systems                          3,121             -           3,121
    466,500              -          466,500   Internap Network Services*                         467             -             467
    183,850              -          183,850   Liberate Technologies*                           1,831             -           1,831
     46,500         18,200           64,700   Mercury Interactive*                               885           347           1,232
     41,700              -           41,700   Micromuse*                                         237             -             237
    126,950         17,500          144,450   Microsoft*                                       6,496           895           7,391
     23,450              -           23,450   Netiq*                                             534             -             534
          -         56,500           56,500   Nuance Communications*                               -           367             367
          -         32,200           32,200   NVIDIA*                                              -           885             885
     99,450         25,157          124,607   Openwave System*                                 1,268           321           1,589
    217,250              -          217,250   Oracle*                                          2,733             -           2,733
          -         15,400           15,400   PeopleSoft*                                          -           278             278
     89,900              -           89,900   Precise Software Solutions*                        993             -             993
          -         57,300           57,300   Rational Software*                                   -           496             496
     24,450              -           24,450   SAP AG                                             634             -             634
    112,400         48,000          160,400   Siebel Systems*                                  1,462           625           2,087
     79,700              -           79,700   Stellent*                                        1,148             -           1,148
     20,550              -           20,550   Synopsys*                                          824             -             824
    317,600              -          317,600   Tricord Systems*                                   172             -             172
    173,400              -          173,400   UAXS Global Holdings*                              128             -             128
          -          4,900            4,900   VeriSign*                                            -           205             205
    127,100         36,300          163,400   VERITAS Software*                                2,344           669           3,013
    357,050              -          357,050   Vignette*                                        1,264             -           1,264
    377,500              -          377,500   Vitria Technology*                                 774             -             774
    123,500              -          123,500   Yahoo*                                           1,088             -           1,088
                                                                                        -------------------------------------------
                                                                                              31,587         8,237          39,824
                                                                                        -------------------------------------------
                                              TOTAL COMMON STOCKS                            111,678        32,630         144,308
                                                                                        -------------------------------------------

FIRST AMERICAN TECHNOLOGY FUND
PRO FORMA SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                         Pro Forma
                                  Pro Forma                                                                              Combined
                First American    Combined                                                              First American    First
                   Science &   First American                                                             Science &      American
First American   Technology      Technology                                             First American    Technology    Technology
Technology Fund     Fund            Fund                                               Technology Fund       Fund          Fund
    Shares         Shares        Shares(2)    Description                                  at Value        at Value     at Value(2)
--------------- -------------- -------------- ---------------------------------------- ---------------  --------------  -----------
                                              RELATED PARTY MONEY MARKET FUND - 2.4%
    746,146      2,881,835        3,627,981   First American Prime Obligations Fund (1)          746         2,881           3,627
                                                                                        -------------------------------------------
                                              TOTAL RELATED PARTY MONEY MARKET FUND              746         2,881           3,627
                                                                                        -------------------------------------------

                                              TOTAL INVESTMENTS - 99.6%
                                              (Cost $263,486, $62,188 and $325,674,
                                               respectively)                               $ 112,424      $ 35,511       $ 147,935
                                                                                        ===========================================


         ADR  American Depositary Receipt
         Cl Class
         * Non-income producing security

         (1) This money market fund is advised by U.S. Bancorp Asset Management, Inc., who also serves as advisor for this fund.

         (2) The First American Technology Fund will be the accounting survivor.

            See Accompanying Notes to Pro Forma Financial Statements

FIRST AMERICAN INVESTMENT FUNDS, INC.
NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)


1.   BASIS OF COMBINATION

     The unaudited pro forma statements of assets and liabilities, statements of operations, and schedules of investments in securities reflect the accounts of eight investment portfolios offered by First American Investment Funds, Inc. (the "Funds") as if the proposed reorganizations occurred as of and for the year ended September 30, 2001. These statements have been derived from books and records utilized in calculating daily net asset values at September 30, 2001. Below are the Funds included in the proposed reorganizations. The Funds listed in the Surviving Funds column indicates which Fund will be the accounting survivor of the reorganizations.

      ---------------------------- --------------------------- -------------------------
              ACQUIRED FUNDS             ACQUIRING FUNDS            SURVIVING FUNDS
      ---------------------------- --------------------------- -------------------------
      Capital Growth Fund          Large Cap Growth Fund       Capital Growth Fund
      ---------------------------- --------------------------- -------------------------
      Relative Value Fund          Large Cap Value Fund        Large Cap Value Fund
      ---------------------------- --------------------------- -------------------------
      Growth & Income Fund         Equity Income Fund          Equity Income Fund
      ---------------------------- --------------------------- -------------------------
      Science & Technology Fund    Technology Fund             Technology Fund
      ---------------------------- --------------------------- -------------------------

     The Plan of Reorganization provides that at the time the reorganization becomes effective (the "Effective Time of the Reorganization"), substantially all of the assets and liabilities of the acquired funds will be transferred such that at and after the Effective Time of Reorganization, substantially all of the assets and liabilities of the acquired funds will become assets and liabilities of the acquiring funds. In exchange for the transfer of assets and liabilities, the acquiring funds will issue to the acquired funds full and fractional shares of the designated classes of the acquiring funds, and the acquired funds will make a liquidating distribution of such shares to its shareholders. The number of shares of the acquiring funds so issued will be in equal value to the full and fractional shares of the acquired funds that are outstanding immediately prior to the Effective Time of Reorganization. At and after the Effective Time of Reorganization, all debts, liabilities and obligations of the acquired funds will attach to the acquiring funds and may thereafter be enforced against the acquiring funds to the same extent as if they had been incurred by them. The pro forma statements give effect to the proposed transfer described above.

     Under the purchase method of accounting for business combinations under accounting principles generally accepted in the United States, the basis on the part of the acquiring funds of the assets of the acquired funds will be the fair market value of such on the closing date of the transaction. The acquiring funds will recognize no gain or loss for federal tax purposes on its issuance of shares in the reorganization, and the basis to the acquiring funds of the assets of the acquired funds received pursuant to the reorganization will equal the fair market value of the consideration furnished, and costs incurred, by the acquiring funds in the reorganization
     - i.e., the sum of the liabilities assumed, the fair market value of the acquiring funds' shares issued, and such costs. For accounting purposes, the Surviving Funds are the survivor of this reorganization. The pro forma statements reflect the combined results of operations of the acquired and acquiring funds. However, should such reorganization be effected, the statements of operations of the acquiring funds will not be restated for precombination period results of the corresponding acquired funds.

     The pro forma statements of assets and liabilities, statements of operations, and schedules of investments in securities should be read in conjunction with the historical financial statements of the First American Investment Funds, Inc. incorporated by reference in the Statement of Additional Information.

     The Funds are each separate series of the First American Investment Funds, Inc., which are registered as open-end management investment companies under the Investment Company Act of 1940.

2.   SERVICE PROVIDERS

     U.S. Bancorp Asset Management, Inc. (the "Advisor"), a subsidiary of U.S. Bank National Association ("U.S. Bank"), will serve as the combined Funds' investment advisor. U.S. Bancorp Asset Management, Inc. and U.S. Bancorp Fund Services, LLC (the "Co-administrators") will serve as the co-administrators to the Funds. US Bancorp Fund Services, LLC will serve as the transfer agent to the Funds. U.S. Bank will serve as the custodian to the Funds.

3.   SHARE CLASSES AND FEES

     The Funds have multiple classes of shares which have identical rights and privileges except with respect to fees paid under shareholder servicing and/or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. Class A shares are subject to a front-end sales charge. Class B shares are subject to a CDSC. Class C shares are subject to a front-end sales charge and a CDSC. Class S shares are offered only through banks and other financial institutions that have entered into sales agreements with the funds' distributor. Class Y shares are offered only to qualifying institutional investors and are not subject to a front-end sales charge or CDSC. More information on the classes of shares offered can be found in the Combined Proxy Statement/Prospectus.

     Under the terms of the investment advisory agreement, the advisor is entitled to receive fees computed at an annual rate of 0.65% of the average daily net assets of the Large Cap Growth, Capital Growth, Large Cap Value, Relative Value, Equity Income, and Growth & Income Funds and an annual rate of 0.70% of the average daily net assets of the Science & Technology and Technology Funds. Such fees are accrued daily and paid monthly.

     Under the terms of the administration agreement, the co-administrators are entitled to receive for each Fund an administration fee computed at an annual rate of up to 0.25% of the average daily net assets, plus out of pocket expenses. Such fees are accrued daily and paid monthly.

4.   PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

     The pro forma adjustments and pro forma combined columns of the statements of operations reflect the adjustments necessary to show expenses and waivers at the rates which would have been in effect as if the reorganizations occurred on October 1, 2000.

     The pro forma statements of assets and liabilities and schedules of investments give effect to the proposed combination as if the reorganizations had occurred at September 30, 2001.

5.   PORTFOLIO VALUATION, SECURITIES TRANSACTIONS AND RELATED INCOME

     Securities are valued at market value. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined by comparing the net sale proceeds to an identified cost basis. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date or as soon as information is available to the Funds. Discounts are accreted and premiums are amortized on fixed income securities over the life of the respective security. Discounts are accreted and premiums are amortized on securities with put provisions to the earlier of the put or maturity date.

6.   CAPITAL SHARES

     The pro forma net asset values per share assume the issuance of shares of the Surviving Funds, which would have occurred at September 30, 2001, in connection with the proposed reorganization.

7.   MERGER COSTS

     All costs associated with the Reorganization will be paid by U.S. Bancorp Asset Management, Inc.

[LOGO] FIRST AMERICAN FUNDS(TM)            JANUARY 28, 2002


                                           PROSPECTUS

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS -- STOCK FUNDS


                            LARGE CAP FUNDS
       CLASS A, CLASS B, AND CLASS C SHARES


                                            BALANCED FUND
                                            CAPITAL GROWTH FUND
                                            EQUITY INCOME FUND
                                            GROWTH & INCOME FUND
                                            LARGE CAP CORE FUND
                                            LARGE CAP GROWTH FUND
                                            LARGE CAP VALUE FUND
                                            RELATIVE VALUE FUND







                                            AS WITH ALL MUTUAL FUNDS, THE
                                            SECURITIES AND EXCHANGE COMMISSION
                                            HAS NOT APPROVED OR DISAPPROVED THE
                                            SHARES OF THESE FUNDS, OR DETERMINED
                                            IF THE INFORMATION IN THIS
                                            PROSPECTUS IS ACCURATE OR COMPLETE.
                                            ANY STATEMENT TO THE CONTRARY IS A
                                            CRIMINAL OFFENSE.

Table of

CONTENTS



       FUND SUMMARIES
--------------------------------------------------------------------------------
          Balanced Fund                                                2
--------------------------------------------------------------------------------
          Capital Growth Fund                                          5
--------------------------------------------------------------------------------
          Equity Income Fund                                           8
--------------------------------------------------------------------------------
          Growth & Income Fund                                        10
--------------------------------------------------------------------------------
          Large Cap Core Fund                                         13
--------------------------------------------------------------------------------
          Large Cap Growth Fund                                       15
--------------------------------------------------------------------------------
          Large Cap Value Fund                                        18
--------------------------------------------------------------------------------
          Relative Value Fund                                         21
--------------------------------------------------------------------------------
       POLICIES & SERVICES
--------------------------------------------------------------------------------
          Buying Shares                                               24
--------------------------------------------------------------------------------
          Selling Shares                                              28
--------------------------------------------------------------------------------
          Managing Your Investment                                    30
--------------------------------------------------------------------------------
       ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
          Management                                                  31
--------------------------------------------------------------------------------
          More About The Funds                                        32
--------------------------------------------------------------------------------
          Financial Highlights                                        35
--------------------------------------------------------------------------------
       FOR MORE INFORMATION                                   Back Cover
--------------------------------------------------------------------------------

Fund Summaries

INTRODUCTION


This section of the prospectus describes the objectives of the First American Large Cap Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                             1 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

BALANCED FUND

--------------------------------------------------------------------------------
OBJECTIVE

Balanced Fund's objective is to maximize total return (capital appreciation plus income).

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Balanced Fund invests in a balanced portfolio of stocks and bonds. The mix of securities will change based on existing and anticipated market conditions. Over the long term, the fund's asset mix is likely to average approximately 60% equity securities and 40% debt securities. Under normal market conditions, the equity securities portion of the fund's portfolio will be invested primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks that the advisor believes exhibit the potential for superior growth based on factors such as:

o        strong competitive position.

o        strong management.

o        sound financial condition.

Up to 25% of the equity portion of the fund may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Under normal market conditions, the debt securities portion of the fund's portfolio will be comprised of securities such as: U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) including zero coupon bonds; mortgage- and asset-backed securities; and corporate debt obligations.

In selecting debt securities for the fund, the advisor uses a "top-down" approach, which begins with the formulation of a general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. This is followed by the selection of individual securities.

The fund's debt securities will be rated investment grade at the time or purchase or, if unrated, determined to be of comparable quality by the fund's advisor. At least 65% of these securities will be either U.S. government securities or securities that have received at least an A or equivalent rating. The fund may invest up to 15% of the debt portion of its portfolio in foreign securities payable in United States dollars. Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund's weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks, growth stocks, and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained in "More About The Funds -- Investment Strategies".

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower interest rates.

RISKS OF DOLLAR ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.


                             2 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

BALANCED FUND CONTINUED

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark indices, which are broad measures of market performance. No information is presented for Class C shares because those shares were not offered for a full calendar year. The fund's performance reflects sales charges and fund expenses; the benchmarks are unmanaged, have no expenses and are unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these waivers were not in place, performance would be reduced.


                             3 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

BALANCED FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

12.31%     17.22%     16.20%    4.02%    7.38%    -8.58%
--------------------------------------------------------------------------------
 1996       1997       1998     1999     2000      2001

Best Quarter:       Quarter ending   September 30, 1998      14.02%
Worst Quarter:      Quarter ending   September 30, 2001      (9.94)%

AVERAGE ANNUAL TOTAL RETURNS              Inception                          Since Inception   Since Inception
AS OF 12/31/01(1)                              Date   One Year   Five Years       (Class A)          (Class B)
--------------------------------------------------------------------------------------------------------------
Balanced Fund (Class A)                      1/9/95   (13.61)%        5.63%           9.36%                N/A
--------------------------------------------------------------------------------------------------------------
Balanced Fund (Class B)                      3/1/99   (13.79)%          N/A             N/A             0.96%
--------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)              (11.88)%       10.70%          15.69%            (1.41)%
--------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index(3)                          8.42%         7.42%           8.17%             7.03%
--------------------------------------------------------------------------------------------------------------

(1)On 9/24/01, First American Balanced Fund combined with Firstar Balanced Growth Fund and Firstar Balanced Income Fund. Performance history prior to 9/24/01 represents that of Firstar Balanced Growth Fund.

(2)An unmanaged index of large-capitalization stocks. The since inception performance of the index for Class A and Class B shares is calculated from 1/31/95 and 2/28/99, respectively.

(3)An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass through securities of Ginnie Mae, Fannie Mae and Freddie Mac. The Lehman Asset Backed Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto and home equity loans. The since inception performance of the index for Class A and Class B shares is calculated from 1/31/95 and 2/28/99, respectively.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

--------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                       CLASS A   CLASS B    CLASS C
--------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                        5.50%     5.00%      2.00%

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                   5.50%(1)  0.00%      1.00%
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                               0.00%(2)  5.00%      1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
WHICHEVER IS LESS)

ANNUAL MAINTENANCE FEE(3)                                                            $25       $25        $25
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES(4) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------------------------------------
Management Fees                                                                    0.65%     0.65%      0.65%
Distribution and Service (12b-1) Fees                                              0.25%     1.00%      1.00%
Other Expenses                                                                     0.32%     0.32%      0.32%
Total Annual Fund Operating Expenses                                               1.22%     1.97%      1.97%
Waiver of Fund Expenses(5)                                                        (0.17)%   (0.17)%    (0.17)%
NET EXPENSES(5)                                                                    1.05%     1.80%      1.80%
--------------------------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(5)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.05%, 1.80% and 1.80%, respectively, for Class A, Class B and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                   CLASS B                  CLASS B                CLASS C                  CLASS C
                       assuming redemption   assuming no redemption    assuming redemption   assuming no redemption
           CLASS A   at end of each period    at end of each period  at end of each period    at end of each period
-------------------------------------------------------------------------------------------------------------------
 1 year       $651                    $683                     $183                   $381                     $281
 3 years      $900                  $1,001                     $601                   $695                     $695
 5 years    $1,167                  $1,245                   $1,045                 $1,135                   $1,135
10 years    $1,930                  $2,082                   $2,082                 $2,356                   $2,356


                             4 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

CAPITAL GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Capital Growth Fund's objective is to maximize long-term after-tax returns. Effective April 1, 2002, Capital Growth Fund's objective is to maximize long-term returns.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Capital Growth Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        above average growth in revenue and earnings.

o        strong competitive position.

o        strong management.

o        sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Effective April 1, 2002, the advisor will no longer utilize the following tax-efficient strategies in seeking to achieve the fund's objective.

The advisor seeks to achieve high after-tax returns by balancing investment considerations and tax considerations. The fund seeks to achieve returns primarily in the form of price appreciation (which is not subject to current tax) and to minimize income distributions and distributions of realized short-term gains (taxed as ordinary income). Among the main strategies used in the tax-efficient management of the fund are the following:

o investing primarily in lower-yielding growth stocks to minimize taxable dividend income.

o        employing a long-term, low turnover approach to investing.

o        attempting to avoid net realized short-term gains.

o selling stocks trading below cost to realize losses (when appropriate) in order to offset realized capital gains that would otherwise have to be distributed to shareholders.

o selling the highest-cost shares when selling appreciated stocks, in order to minimize realized capital gains.

o selectively using tax-advantaged hedging techniques as an alternative to taxable sales (including derivative instruments such as purchased put options, equity collars, equity swaps, covered short sales, and the purchase or sale of stock index futures contracts).

As a result of its tax-efficient strategy, the fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can always be avoided.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class B shares has varied from year to year. The performance of Class A shares will be higher than Class B shares due to their lower expenses. The performance of Class C shares will be similar to Class B shares due to their similar expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. No information is presented for Class C shares because those shares were not offered for a full calendar year. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


                             5 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

CAPITAL GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class B)(1)

[BAR CHART]

27.37%    23.35%    25.28%    28.05%    25.42%   -12.15%   -24.66%
--------------------------------------------------------------------------------
 1995      1996      1997      1998      1999      2000      2001

Best Quarter:       Quarter ending   December 31, 1998        23.49%
Worst Quarter:      Quarter ending   March 31, 2001          (20.15)%

AVERAGE ANNUAL TOTAL RETURNS                 Inception                         Since Inception  Since Inception
AS OF 12/31/01(1)                                 Date   One Year  Five Years        (Class A)        (Class B)
---------------------------------------------------------------------------------------------------------------
Capital Growth Fund (Class A)                  3/31/00   (28.23)%         N/A         (25.40)%              N/A
---------------------------------------------------------------------------------------------------------------
Capital Growth Fund (Class B)                 12/12/94   (28.42)%       5.58%              N/A           11.58%
---------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index(2)                             (20.42)%       8.27%         (27.02)%           14.07%
---------------------------------------------------------------------------------------------------------------
Standard & Poor's/BARRA 500 Growth Index(3)              (12.70)%      11.09%         (21.54)%           16.40%
---------------------------------------------------------------------------------------------------------------

(1)On 9/24/01, the Capital Growth Fund became the successor by merger to the Firstar Large Cap Growth Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Large Cap Growth Fund. The Firstar Large Cap Growth Fund was organized on 12/11/00 and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

(2)The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's/BARRA 500 Growth Index as a benchmark. Going forward, the fund will use the Russell 1000 Growth Index as a comparison, because its composition better matches the fund's investment objective and strategies. The since inception performance of the index for Class A and Class B shares is calculated from 3/31/00 and 12/31/94, respectively.

(3)The Standard & Poor's/BARRA 500 Growth Index is an unmanaged market capitalization weighted index comprised of the stocks in the Standard & Poor's 500 Composite Index with the highest valuations and, in the adviser's view, the greatest growth opportunities. The since inception performance of the indices for Class A and Class B shares is calculated from 3/31/00 and 12/31/94, respectively.


                             6 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

CAPITAL GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                         CLASS A   CLASS B    CLASS C
----------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                          5.50%     5.00%      2.00%

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                     5.50%(1)  0.00%      1.00%
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                 0.00%(2)  5.00%      1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL MAINTENANCE FEE(3)                                                              $25       $25        $25
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES(4) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                      0.65%     0.65%      0.65%
Distribution and Service (12b-1) Fees                                                0.25%     1.00%      1.00%
Other Expenses                                                                       0.34%     0.34%      0.34%
Total Annual Fund Operating Expenses                                                 1.24%     1.99%      1.99%
Waiver of Fund Expenses(5)                                                          (0.09)%   (0.09)%    (0.09)%
NET EXPENSES(5)                                                                      1.15%     1.90%      1.90%
----------------------------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(5)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.15%, 1.90% and 1.90%, respectively, for Class A, Class B and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                   CLASS B                  CLASS B                 CLASS C                  CLASS C
                       assuming redemption   assuming no redemption     assuming redemption   assuming no redemption
           CLASS A   at end of each period    at end of each period   at end of each period    at end of each period
--------------------------------------------------------------------------------------------------------------------
 1 year       $661                    $693                     $193                    $391                     $291
 3 years      $913                  $1,015                     $615                    $709                     $709
 5 years    $1,185                  $1,263                   $1,063                  $1,153                   $1,153
10 years    $1,959                  $2,112                   $2,112                  $2,385                   $2,385


                             7 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

EQUITY INCOME FUND

--------------------------------------------------------------------------------
OBJECTIVE

Equity Income Fund's objective is long-term growth of capital and income.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Equity Income Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the fund's investment advisor believes are characterized by:

o        the ability to pay above average dividends.

o        the ability to finance expected growth.

o        strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests up to 20% of its total assets in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

RISKS OF NON-INVESTMENT GRADE SECURITIES. The fund may invest up to 20% of its total assets in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark indices, which are broad measures of market performance. The fund's performance reflects sales charges and fund expenses; the benchmarks are unmanaged, have no expenses and are unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these waivers were not in place, performance would be reduced.


                             8 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

EQUITY INCOME FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

 4.70%   3.85%   22.73%   19.80%   27.53%   15.68%   3.86%   12.28%   -4.37%
--------------------------------------------------------------------------------
 1993    1994     1995     1996     1997     1998    1999     2000     2001

Best Quarter:       Quarter ending   June 30, 1997           11.95%
Worst Quarter:      Quarter ending   September 30, 1999      (8.67)%

AVERAGE ANNUAL TOTAL RETURNS              Inception                          Since Inception  Since Inception  Since Inception
AS OF 12/31/01(1)                              Date   One Year   Five Years        (Class A)        (Class B)        (Class C)
------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund (Class A)               12/18/92    (9.62)%        9.23%           10.65%              N/A              N/A
------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund (Class B)                8/15/94    (9.30)%        9.42%              N/A           12.06%              N/A
------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund (Class C)                 2/1/99    (6.99)%          N/A              N/A              N/A           2.28%
------------------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)              (11.88)%       10.70%           13.54%           14.75%          (2.44)%
------------------------------------------------------------------------------------------------------------------------------
Lehman Gov't/Credit Bond Index(3)                       8.48%         7.36%            7.23%            7.75%           5.80%
------------------------------------------------------------------------------------------------------------------------------

(1)Prior to 3/25/94, Boulevard Bank was the investment advisor of the fund.

(2)An unmanaged index of large-capitalization stocks. Previously, the fund used the Lehman Gov't/Credit Bond Index as a benchmark. Going forward, the fund will use the Standard & Poor's 500 Composite Index as a comparison, because its composition better matches the fund's investment objective and strategies. The since inception performance of the index for Class A, Class B and Class C shares is calculated from 12/31/92, 8/31/94, and 1/31/99, respectively.

(3)An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities and investment grade corporate debt securities. The since inception performance of the index for Class A, Class B and Class C shares is calculated from 12/31/92, 8/31/94, and 1/31/99, respectively.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

---------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                        CLASS A   CLASS B    CLASS C
---------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                         5.50%     5.00%      2.00%

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    5.50%(1)  0.00%      1.00%
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                0.00%(2)  5.00%      1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL MAINTENANCE FEE(3)                                                             $25       $25        $25
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES(4) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------------------
Management Fees                                                                     0.65%     0.65%      0.65%
Distribution and Service (12b-1) Fees                                               0.25%     1.00%      1.00%
Other Expenses                                                                      0.30%     0.30%      0.30%
Total Annual Fund Operating Expenses                                                1.20%     1.95%      1.95%
Waiver of Fund Expenses(5)                                                         (0.05)%   (0.05)%    (0.05)%
NET EXPENSES(5)                                                                     1.15%     1.90%      1.90%
---------------------------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(5)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.15%, 1.90% and 1.90%, respectively, for Class A, Class B and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                   CLASS B                  CLASS B                 CLASS C                  CLASS C
                       assuming redemption   assuming no redemption     assuming redemption   assuming no redemption
           CLASS A   at end of each period    at end of each period   at end of each period    at end of each period
--------------------------------------------------------------------------------------------------------------------
 1 year       $661                    $693                     $193                    $391                     $291
 3 years      $905                  $1,007                     $607                    $701                     $701
 5 years    $1,169                  $1,247                   $1,047                  $1,137                   $1,137
10 years    $1,920                  $2,073                   $2,073                  $2,347                   $2,347


                             9 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

GROWTH & INCOME FUND

--------------------------------------------------------------------------------
OBJECTIVE

Growth & Income Fund's objective is long-term growth of capital and income.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Growth & Income Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the fund's investment advisor believes are characterized by:

o        the ability to grow dividends at an above average rate.

o        the ability to finance expected growth.

o        strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding paying securities if the advisor believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests up to 20% of its total assets in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

RISKS OF NON-INVESTMENT GRADE SECURITIES. The fund may invest up to 20% of its total assets in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. No information is presented for Class C shares because those shares were not offered for a full calendar year. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


                            10 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

GROWTH & INCOME FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

24.70%   33.23%   22.44%    2.75%    5.48%   -16.38%
--------------------------------------------------------------------------------
 1996     1997     1998     1999     2000      2001

Best Quarter:       Quarter ending   December 31, 1998        17.70%
Worst Quarter:      Quarter ending   September 30, 2001      (14.86)%

AVERAGE ANNUAL TOTAL RETURNS              Inception                          Since Inception   Since Inception
AS OF 12/31/01(1)                              Date   One Year   Five Years        (Class A)         (Class B)
--------------------------------------------------------------------------------------------------------------
Growth & Income Fund (Class A)               1/9/95   (20.97)%        6.92%           13.05%               N/A
--------------------------------------------------------------------------------------------------------------
Growth & Income Fund (Class B)               3/1/99   (21.13)%          N/A              N/A           (3.81)%
--------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)              (11.88)%       10.70%           15.69%           (1.41)%
--------------------------------------------------------------------------------------------------------------

(1)On 9/24/01, the Growth & Income Fund became the successor by merger to the Firstar Growth & Income Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Growth & Income Fund.

(2)An unmanaged index of large-capitalization stocks. The since inception performance of the index for Class A and Class B shares is calculated from 1/31/95 and 2/28/99, respectively.


                            11 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

GROWTH & INCOME FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

---------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                        CLASS A   CLASS B    CLASS C
---------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                         5.50%     5.00%      2.00%

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    5.50%(1)  0.00%      1.00%
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                0.00%(2)  5.00%      1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL MAINTENANCE FEE(3)                                                             $25       $25        $25
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES(4) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------------------
Management Fees                                                                     0.65%     0.65%      0.65%
Distribution and Service (12b-1) Fees                                               0.25%     1.00%      1.00%
Other Expenses                                                                      0.29%     0.29%      0.29%
Total Annual Fund Operating Expenses                                                1.19%     1.94%      1.94%
Waiver of Fund Expenses(5)                                                         (0.04)%   (0.04)%    (0.04)%
NET EXPENSES(5)                                                                     1.15%     1.90%      1.90%
---------------------------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(5)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.15%, 1.90% and 1.90%, respectively, for Class A, Class B and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                   CLASS B                  CLASS B                CLASS C                  CLASS C
                       assuming redemption   assuming no redemption    assuming redemption   assuming no redemption
           CLASS A   at end of each period    at end of each period  at end of each period    at end of each period
-------------------------------------------------------------------------------------------------------------------
 1 year       $661                    $693                     $193                   $391                     $291
 3 years      $903                  $1,005                     $605                   $699                     $699
 5 years    $1,164                  $1,243                   $1,043                 $1,132                   $1,132
10 years    $1,910                  $2,063                   $2,063                 $2,338                   $2,338


                            12 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

LARGE CAP CORE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Core Fund's objective is long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Core Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $3 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        strong competitive position.

o        strong management.

o        sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. No information is presented for Class C shares because those shares were not offered for a full calendar year. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


                            13 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

LARGE CAP CORE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

17.85%    27.63%    30.16%    14.03%    -1.48%    -22.42%
--------------------------------------------------------------------------------
 1996      1997      1998      1999      2000       2001

Best Quarter:       Quarter ending   December 31, 1998        23.97%
Worst Quarter:      Quarter ending   September 30, 2001      (17.51)%

AVERAGE ANNUAL TOTAL RETURNS              Inception                            Since Inception   Since Inception
AS OF 12/31/01(1)                              Date     One Year   Five Years        (Class A)         (Class B)
----------------------------------------------------------------------------------------------------------------
Large Cap Core Fund (Class A)                1/9/95     (26.68)%        5.62%           10.54%               N/A
----------------------------------------------------------------------------------------------------------------
Large Cap Core Fund (Class B)                3/1/99     (26.86)%          N/A              N/A           (5.91)%
----------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)                (11.88)%       10.70%           15.69%           (1.42)%
----------------------------------------------------------------------------------------------------------------

(1)On 9/24/01, the Large Cap Core Fund became the successor by merger to the Firstar Large Cap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Large Cap Core Equity Fund.

(2)An unmanaged index of large-capitalization stocks. The since inception performance of the index for Class A and Class B shares is calculated from 1/31/95 and 2/28/99, respectively.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

---------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                        CLASS A   CLASS B    CLASS C
---------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                         5.50%     5.00%      2.00%

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    5.50%(1)  0.00%      1.00%
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                0.00%(2)  5.00%      1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL MAINTENANCE FEE(3)                                                             $25       $25        $25
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES(4) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------------------
Management Fees                                                                     0.65%     0.65%      0.65%
Distribution and Service (12b-1) Fees                                               0.25%     1.00%      1.00%
Other Expenses                                                                      0.30%     0.30%      0.30%
Total Annual Fund Operating Expenses                                                1.20%     1.95%      1.95%
Waiver of Fund Expenses(5)                                                         (0.05)%   (0.05)%    (0.05)%
NET EXPENSES(5)                                                                     1.15%     1.90%      1.90%
---------------------------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(5)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.15%, 1.90% and 1.90%, respectively, for Class A, Class B and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                   CLASS B                  CLASS B                 CLASS C                  CLASS C
                       assuming redemption   assuming no redemption     assuming redemption   assuming no redemption
           CLASS A   at end of each period    at end of each period   at end of each period    at end of each period
--------------------------------------------------------------------------------------------------------------------
 1 year       $661                    $693                     $193                    $391                     $291
 3 years      $905                  $1,007                     $607                    $701                     $701
 5 years    $1,169                  $1,247                   $1,047                  $1,137                   $1,137
10 years    $1,920                  $2,073                   $2,073                  $2,347                   $2,347


                            14 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Growth Fund's objective is long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Growth Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        above average growth in revenue and earnings.

o        strong competitive position.

o        strong management.

o        sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


                            15 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

LARGE CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

-2.15%   -1.00%   32.43%   22.93%   21.42%   23.56%   37.76%   -17.64%   -31.82%
--------------------------------------------------------------------------------
 1993     1994     1995     1996     1997     1998     1999      2000      2001

Best Quarter:       Quarter ending   December 31, 1999        22.65%
Worst Quarter:      Quarter ending   March 31, 2001          (25.34)%

AVERAGE ANNUAL TOTAL RETURNS              Inception                          Since Inception  Since Inception  Since Inception
AS OF 12/31/01(1)                              Date   One Year   Five Years        (Class A)        (Class B)        (Class C)
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund (Class A)            12/18/92   (35.58)%        1.86%            5.98%              N/A              N/A
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund (Class B)             8/15/94   (35.73)%        2.00%              N/A            8.88%              N/A
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund (Class C)              2/1/99   (33.66)%          N/A              N/A              N/A         (11.05)%
------------------------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index(2)                          (20.42)%        8.27%           11.46%           13.29%          (8.31)%
------------------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(3)              (11.88)%       10.70%           13.53%           14.91%          (2.44)%
------------------------------------------------------------------------------------------------------------------------------

(1)Prior to 3/25/94, Boulevard Bank was the investment advisor of the fund.

(2)The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index as a benchmark. Going forward, the fund will use the Russell 1000 Growth Index as a comparison, because its composition better matches the fund's investment objectives and strategies. The since inception performance of the index for Class A, Class B and Class C shares is calculated from 12/31/92, 8/31/94 and 1/31/99, respectively.

(3)An unmanaged index of large-capitalization stocks. The since inception performance of the index for Class A, Class B and Class C shares is calculated from 12/31/92, 8/31/94 and 1/31/99, respectively.


                            16 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

LARGE CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

---------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                        CLASS A   CLASS B    CLASS C
---------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                         5.50%     5.00%      2.00%

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    5.50%(1)  0.00%      1.00%
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                0.00%(2)  5.00%      1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL MAINTENANCE FEE(3)                                                             $25       $25        $25
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES(4) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------------------
Management Fees                                                                     0.65%     0.65%      0.65%
Distribution and Service (12b-1) Fees                                               0.25%     1.00%      1.00%
Other Expenses                                                                      0.29%     0.29%      0.29%
Total Annual Fund Operating Expenses                                                1.19%     1.94%      1.94%
Waiver of Fund Expenses(5)                                                         (0.04)%   (0.04)%    (0.04)%
NET EXPENSES(5)                                                                     1.15%     1.90%      1.90%
---------------------------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(5)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.15%, 1.90% and 1.90%, respectively, for Class A, Class B and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                     CLASS B                  CLASS B                 CLASS C                  CLASS C
                         assuming redemption   assuming no redemption     assuming redemption   assuming no redemption
             CLASS A   at end of each period    at end of each period   at end of each period    at end of each period
----------------------------------------------------------------------------------------------------------------------
 1 year         $661                    $693                     $193                    $391                     $291
 3 years        $903                  $1,005                     $605                    $699                     $699
 5 years      $1,164                  $1,243                   $1,043                  $1,132                   $1,132
10 years      $1,910                  $2,063                   $2,063                  $2,338                   $2,338


                            17 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Value Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. In selecting stocks, the fund's advisor invests in securities that it believes:

o are undervalued relative to other securities in the same industry or market.

o        exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or large capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


                            18 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

LARGE CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

 7.98%  15.10%  4.12%  31.94%  29.10%  22.41%  9.71%   7.91%   0.17%  -7.86%
--------------------------------------------------------------------------------
 1992    1993   1994    1995    1996    1997   1998    1999    2000    2001

Best Quarter:       Quarter ending   December 31, 1998        16.55%
Worst Quarter:      Quarter ending   September 30, 1998      (13.91)%

AVERAGE ANNUAL TOTAL RETURNS              Inception                           Ten Years   Since Inception   Since Inception
AS OF 12/31/01                                 Date   One Year   Five Years   (Class A)         (Class B)         (Class C)
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund (Class A)             12/22/87   (12.93)%        4.80%      10.79%               N/A               N/A
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund (Class B)              8/15/94   (13.17)%        4.97%         N/A            10.95%               N/A
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund (Class C)               2/1/99   (10.41)%          N/A         N/A               N/A           (2.03)%
---------------------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index(1)                            (5.59)%       11.13%      14.16%            14.59%            2.54%
---------------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)              (11.88)%       10.70%      12.93%            14.91%           (2.44)%
---------------------------------------------------------------------------------------------------------------------------

(1)The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard and Poor's 500 Composite Index as a benchmark. Going forward, the fund will use the Russell 1000 Value Index as a comparison, because its composition better matches the fund's investment objectives and strategies. The since inception performance of the index for Class B and Class C shares is calculated from 8/31/94 and 1/31/99, respectively.

(2)An unmanaged index of large-capitalization stocks. The since inception performance of the index for Class B and Class C shares is calculated from 8/31/94 and 1/31/99, respectively.


                            19 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

LARGE CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

---------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                        CLASS A   CLASS B    CLASS C
---------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                         5.50%     5.00%      2.00%

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    5.50%(1)  0.00%      1.00%
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                0.00%(2)  5.00%      1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL MAINTENANCE FEE(3)                                                             $25       $25        $25
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES(4) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------------------
Management Fees                                                                     0.65%     0.65%      0.65%
Distribution and Service (12b-1) Fees                                               0.25%     1.00%      1.00%
Other Expenses                                                                      0.30%     0.30%      0.30%
Total Annual Fund Operating Expenses                                                1.20%     1.95%      1.95%
Waiver of Fund Expenses(5)                                                         (0.05)%   (0.05)%    (0.05)%
NET EXPENSES(5)                                                                     1.15%     1.90%      1.90%
---------------------------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(5)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.15%, 1.90% and 1.90%, respectively, for Class A, Class B and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                     CLASS B                  CLASS B                 CLASS C                  CLASS C
                         assuming redemption   assuming no redemption     assuming redemption   assuming no redemption
             CLASS A   at end of each period    at end of each period   at end of each period    at end of each period
----------------------------------------------------------------------------------------------------------------------
 1 year         $661                    $693                     $193                    $391                     $291
 3 years        $905                  $1,007                     $607                    $701                     $701
 5 years      $1,169                  $1,247                   $1,047                  $1,137                   $1,137
10 years      $1,920                  $2,073                   $2,073                  $2,347                   $2,347


                            20 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

RELATIVE VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Relative Value Fund's objective is to maximize after-tax total return from capital appreciation plus income. Effective April 1, 2002, Relative Value Fund's objective is to maximize total return from capital appreciation plus income.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks.

The advisor selects companies that it believes represent the best values within each industry sector as indicated by the following characteristics and which are undervalued relative to the stocks comprising the Russell 1000 Index.

o        price/earning ratios.

o        book value.

o        assets to liabilities ratio.

The advisor selects securities and attempts to maintain an acceptable level of risk largely through the use of automated quantitative models, together with economic forecasts and assessments of the risk and volatility of the company's industry. The advisor assesses the earnings and dividend growth prospects of the various companies' stocks and then considers the risk and volatility of the companies' industries. The advisor also considers other factors such as product position or market share.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Effective April 1, 2002, the advisor will no longer utilize the following tax-efficient strategies in seeking to achieve the fund's objective.

The advisor seeks to achieve high after-tax returns by balancing investment considerations and tax considerations. The fund seeks to achieve returns primarily in the form of price appreciation (which is not subject to current tax) and to a moderate amount of dividend income. Among the main strategies used in the tax-efficient management of the fund are the following:

o        employing a long-term, low turnover approach to investing.

o attempting to avoid net realized short-term gains (taxed as ordinary income).

o        selling stocks trading below cost to realize losses (when appropriate).

o        selecting tax-favored share lots when selling appreciated stocks.

o selectively using tax-advantaged hedging techniques as an alternative to taxable sales (including derivative instruments such as purchased put options, equity collars, equity swaps, covered short sales, and stock index futures contracts).

As a result of its tax-efficient strategy, the fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can always be avoided.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. No information is presented for Class C shares because those shares were not offered for a full calendar year . The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


                            21 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

RELATIVE VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

11.19%  13.73%  -2.63%  35.69%  26.45%  32.20%  18.25%  6.96%  -3.15%  -5.36%
--------------------------------------------------------------------------------
 1992    1993    1994    1995    1996    1997    1998   1999    2000    2001

Best Quarter:       Quarter ending   December 31, 1998        21.33%
Worst Quarter:      Quarter ending   September 30, 2001      (12.29)%

AVERAGE ANNUAL TOTAL RETURNS                Inception                            Ten Years   Since Inception
AS OF 12/31/01(1)                               Date    One Year   Five Years    (Class A)         (Class B)
------------------------------------------------------------------------------------------------------------
Relative Value Fund (Class A)                 6/5/91    (10.56)%        7.70%       11.89%               N/A
------------------------------------------------------------------------------------------------------------
Relative Value Fund (Class B)                3/31/98    (10.70)%          N/A          N/A           (0.08)%
------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index(2)                              (5.59)%       11.13%       14.16%            3.14%
------------------------------------------------------------------------------------------------------------
Standard & Poor's/BARRA 500 Value Index(3)              (11.68)%        9.48%       13.09%            2.20%
------------------------------------------------------------------------------------------------------------

(1)On 9/24/01, the Relative Value Fund became the successor by merger to the Firstar Relative Value Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Relative Value Fund. The Firstar Relative Value Fund was organized on 12/11/00 and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

(2)The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's/BARRA 500 Value Index as a benchmark. Going forward, the fund will use the Russell 1000 Value Index as a comparison, because its composition better matches the fund's investment objective and strategies. The since inception performance of the index for Class B shares is calculated from 3/31/98.

(3)The Standard & Poor's/BARRA 500 Value Index is an unmanaged capitalization weighted index consisting of approximately 50% of the market capitalization of the Standard & Poor's 500 Composite Index with low price-to-book ratios. The since inception performance of the index for Class B shares is calculated from 3/31/98.


                            22 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

RELATIVE VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

---------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                        CLASS A   CLASS B    CLASS C
---------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                         5.50%     5.00%      2.00%

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    5.50%(1)  0.00%      1.00%
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                0.00%(2)  5.00%      1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL MAINTENANCE FEE(3)                                                             $25       $25        $25
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES(4) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------------------
Management Fees                                                                     0.65%     0.65%      0.65%
Distribution and Service (12b-1) Fees                                               0.25%     1.00%      1.00%
Other Expenses                                                                      0.30%     0.30%      0.30%
Total Annual Fund Operating Expenses                                                1.20%     1.95%      1.95%
Waiver of Fund Expenses(5)                                                         (0.05)%   (0.05)%    (0.05)%
NET EXPENSES(5)                                                                     1.15%     1.90%      1.90%
---------------------------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(5)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.15%, 1.90% and 1.90%, respectively, for Class A, Class B and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                   CLASS B                  CLASS B                 CLASS C                  CLASS C
                       assuming redemption   assuming no redemption     assuming redemption   assuming no redemption
           CLASS A   at end of each period    at end of each period   at end of each period    at end of each period
--------------------------------------------------------------------------------------------------------------------
 1 year       $661                    $693                     $193                    $391                     $291
 3 years      $905                  $1,007                     $607                    $701                     $701
 5 years    $1,169                  $1,247                   $1,047                  $1,137                   $1,137
10 years    $1,920                  $2,073                   $2,073                  $2,347                   $2,347


                            23 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Policies & Services

BUYING SHARES

--------------------------------------------------------------------------------
MULTIPLE CLASS INFORMATION

The funds offer five different classes of shares. This prospectus offers Class A, Class B and Class C shares. Two additional classes of shares, Class S and Class Y shares, are made available through separate prospectuses. There are differences among the fees and expenses for each of the five classes. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs.

The following describes the features of each class:

o Class A shares are sold to the public with a sales charge at the time of purchase and annual distribution and service (12b-1) fees of 0.25%.

o Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and annual distribution and service (12b-1) fees of 1.00%.

o Class C shares are sold to the public with a sales charge at the time of purchase and annual distribution and service (12b-1) fees of 1.00% (may be subject to a CDSC).

o Class S shares are available to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity. Class S shares are sold without a sales charge or distribution fee, but with an annual shareholder servicing fee of 0.25%.

o Class Y shares are available to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity. Class Y shares are sold without a sales charge or distribution fee.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

All funds in this prospectus offer Class A, Class B, and Class C shares.

Each class has its own cost structure. The amount of your purchase and the length of time you expect to hold your shares will be factors in determining which class of shares is best for you.

CLASS A SHARES. If you are making an investment that qualifies for a reduced sales charge, Class A shares may be best for you. Class A shares feature:

o        a front-end sales charge, described below.

o lower annual expenses than Class B and Class C shares. See "Fund Summaries" for more information on fees and expenses.

Because Class A shares will normally be the better choice if your investment qualifies for a reduced sales charge:

o orders for Class B shares for $250,000 or more will be treated as orders for Class A shares.

o orders for Class C shares for $1 million or more will be treated as orders for Class A shares.

o orders for Class B or Class C shares by an investor eligible to purchase Class A shares without a front-end sales charge will be treated as orders for Class A shares.

CLASS B SHARES. If you want all your money to go to work for you immediately, you may prefer Class B shares. Class B shares have no front-end sales charge. However, Class B shares do have:

o higher annual expenses than Class A shares. See "Fund Summaries-- Fees and Expenses."

o a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of purchase.

o automatic conversion to Class A shares approximately eight years after purchase, thereby reducing future annual expenses.

CLASS C SHARES. These shares combine some of the characteristics of Class A and Class B shares. Class C shares have a low front-end sales charge of 1%, so more of your investment goes to work immediately than if you had purchased Class A shares. However, Class C shares also feature:

o a 1% contingent deferred sales charge if you redeem your shares within 18 months of purchase.

o higher annual expenses than Class A shares. See "Fund Summaries-- Fees and Expenses."

o        no conversion to Class A shares.

Because Class C shares do not convert to Class A shares, they will continue to have higher annual expenses than Class A shares for as long as you hold them.

--------------------------------------------------------------------------------
12b-1 FEES

Each fund has adopted a plan under Rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.

For                                            12b-1 fees are equal to:
--------------------------------------------------------------------------------
Class A shares                                 0.25% of average daily net assets
Class B shares                                 1% of average daily net assets
Class C shares                                 1% of average daily net assets

Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


                            24 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Policies & Services

BUYING SHARES CONTINUED

The Class A share 12b-1 fee is a shareholder servicing fee. For Class B and Class C shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

The funds' distributor uses the shareholder servicing fee to compensate investment professionals, participating institutions and "one-stop" mutual fund networks (institutions) for providing ongoing services to shareholder accounts. These institutions receive shareholder servicing fees equal to 0.25% of a fund's Class A, Class B, and Class C share average daily net assets attributable to shares sold through them. The funds' distributor also pays institutions that sell Class C shares a 0.75% annual distribution fee beginning one year after the shares are sold. The funds' distributor retains the Class B share 0.75% annual distribution fee in order to finance the payment of sales commissions to institutions which sell Class B shares. See "Buying Shares -- Class B Shares." The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution's customers.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be based on the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

CLASS A SHARES. Your purchase price for Class A shares is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your investment professional or participating institution.

                                                                         Maximum
                                               Sales Charge          Reallowance
                                         as a % of      as a % of      as a % of
                                          Purchase     Net Amount       Purchase
                                             Price       Invested          Price
--------------------------------------------------------------------------------
Less than $50,000                            5.50%          5.82%          5.00%
$ 50,000 - $ 99,999                          4.50%          4.71%          4.00%
$100,000 - $249,999                          3.50%          3.63%          3.25%
$250,000 - $499,999                          2.50%          2.56%          2.25%
$500,000 - $999,999                          2.00%          2.04%          1.75%
$1 million and over                             0%             0%             0%

REDUCING YOUR SALES CHARGE. As shown in the preceding tables, larger purchases of Class A shares reduce the percentage sales charge you pay. You also may reduce your sales charge in the following ways:

PRIOR PURCHASES. Prior purchases of Class A shares of any First American fund (except a money market fund) will be factored into your sales charge calculation. That is, you will receive credit for either the original purchase price or the current net asset value of the other Class A shares you hold at the time of your purchase, whichever is greater. For example, let's say you're making a $10,000 investment and you already own other First American fund Class A shares that you purchased for $25,000, but are now valued at $45,000. Since the current net asset value of your shares is greater than their purchase price, you will receive credit for their current value and your sales charge will be based on a total purchase amount of $55,000. To receive a reduced sales charge, you must notify the fund of your prior purchases. This must be done at the time of purchase, either directly with the fund in writing or by notifying your investment professional or financial institution.

PURCHASES BY RELATED ACCOUNTS. Concurrent and prior purchases of Class A shares of any First American fund by certain other accounts also will be combined with your purchase to determine your sales charge. Each fund will combine purchases made by an investor, the investor's spouse, and the investor's children when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account. To receive a reduced sales charge, you must notify the funds of purchases by any related accounts. This must be done at the time of purchase, either directly with the funds in writing or by notifying your investment professional or financial institution.

LETTER OF INTENT. If you plan to invest $50,000 or more over a 13-month period in Class A shares of any First American fund except the money market funds, you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge.) In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "For Investments of Over $1 Million."

More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The SAI also contains information on investors who are eligible to purchase Class A shares without a sales charge.


                            25 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Policies & Services

BUYING SHARES CONTINUED

--------------------------------------------------------------------------------
   FOR INVESTMENTS OF OVER $1 MILLION

   There is no initial sales charge on Class A share purchases of $1 million or more. However, your investment professional or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your investment professional or financial institution. The funds' distributor receives any CDSC imposed when you sell your Class A shares. The CDSC is based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.

   To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for Class A shares will be waived for:

   o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

   o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

   o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

   o  redemptions required as a result of over contribution to an IRA plan.

CLASS B SHARES. Your purchase price for Class B shares is their net asset value -- there is no front-end sales charge. However, if you redeem your shares within six years of purchase, you will pay a back-end sales charge, called a contingent deferred sales charge (CDSC). Although you pay no front-end sales charge when you buy Class B shares, the funds' distributor pays a sales commission of 4.25% of the amount invested to investment professionals and financial institutions which sell Class B shares. The funds' distributor receives any CDSC imposed when you sell your Class B shares.

Your CDSC will be based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

                                                             CDSC as a % of the
Year since purchase                                         value of your shares
--------------------------------------------------------------------------------
First                                                                5%
Second                                                               5%
Third                                                                4%
Fourth                                                               3%
Fifth                                                                2%
Sixth                                                                1%
Seventh                                                              0%
Eighth                                                               0%

Your Class B shares and any related shares acquired by reinvesting your dividend or capital gain distributions will automatically convert to Class A shares eight years after the beginning of the month in which you purchase the shares.

The CDSC will be waived for:

o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

o        redemptions required as a result of over contribution to an IRA plan.

CLASS C SHARES. Your purchase price for Class C shares is their net asset value plus a front-end sales charge equal to 1% of the purchase price (1.01% of the net amount invested). If you redeem your shares within 18 months of purchase, you will be assessed a contingent deferred sales charge (CDSC) of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

Even though your sales charge is only 1%, the funds' distributor pays a commission equal to an additional 1% of your purchase price to your investment professional or participating institution. Furthermore, the advisor may pay its affiliated broker-dealers, U.S. Bancorp Piper Jaffray Inc. and U.S. Bancorp Investments, Inc., an additional commission of up to 1% of your purchase price. The distributor receives any CDSC imposed when you sell your Class C shares.

The CDSC for Class C shares will be waived in the same circumstances as the Class B share CDSC. See "Class B Shares" above.

Unlike Class B shares, Class C shares do not convert to Class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than Class A shares.


                            26 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Policies & Services

BUYING SHARES CONTINUED

--------------------------------------------------------------------------------
HOW TO BUY SHARES

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The fund has the right to waive these minimum investment requirements for employees of the fund's advisor and its affiliates. The fund also has the right to reject any purchase order.

You may buy shares on any day the New York Stock Exchange is open. However purchases of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be priced at the next net asset value calculated after your order is accepted by the fund, plus any applicable sales charge. "Accepted" means that you placed an order with your investment professional or financial institution and it has been processed, or your payment has been received and your application is complete. To make sure that your order is accepted, follow the directions for purchasing shares given below.

BY PHONE. You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the funds' distributor. In many cases, your order will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, investment professionals or financial institutions may have different cutoff times for orders to purchase fund shares. In these cases, you will have to transmit your request by an earlier time in order for your purchase request to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Some financial institutions may charge a fee for helping you purchase shares. Contact your investment professional or financial institution for more information.

If you are paying by wire, you may purchase shares by calling Investor Services at 800 677-FUND before the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time). All information will be taken over the telephone, and your order will be placed when the funds receive payment by wire. Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0420-00013
Account Number: 112-952-137
Credit to: First American (NAME OF FUND, INVESTOR NAME AND INVESTOR ACCOUNT #)

You cannot purchase shares by wire on days when federally chartered banks are closed.

BY MAIL. To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

After you have established an account, you may purchase additional shares by mailing your check to First American Funds at the same address.

Please note the following:

o all purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.

o third-party checks, credit cards, credit card checks, and cash are not accepted.

o if a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred.

--------------------------------------------------------------------------------
INVESTING AUTOMATICALLY

To purchase shares as part of a savings discipline, you may add to your investment on a regular basis:

o by having $100 or more ($25 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account) automatically withdrawn from your bank account on a periodic basis and invested in fund shares.

o through automatic monthly exchanges of your First American Fund into another First American Fund of the same class.

You may apply for participation in either of these programs through your investment professional or financial institution or by calling Investor Services at 800 677-FUND.


                            27 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Policies & Services

SELLING SHARES

--------------------------------------------------------------------------------
HOW TO SELL SHARES

You may sell your shares on any day when the New York Stock Exchange is open. However, redemption of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be sold at the next net asset value calculated after your order is accepted by the fund, less any applicable contingent deferred sales charge. Be sure to read the section "Buying Shares" for a description of contingent deferred sales charges. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within three days, but in no event more than seven days, after your request is received in proper form.

To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing readily marketable securities in the fund's portfolio, rather than paying you in cash. See "Policies & Services -- Managing Your Investment, Redemption In Kind."

BY PHONE. If you purchased shares through an investment professional or financial institution, simply call them to sell your shares. In many cases, your redemption will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, investment professionals or financial institutions may have different cutoff times for orders to redeem fund shares. In these cases, you will have to call by an earlier time in order for your redemption to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through an investment professional or financial institution, you may sell your shares by calling Investor Services at 800 677-FUND. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. The funds reserve the right to limit telephone redemptions to $50,000 per day.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

BY MAIL. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

Your request should include the following information:

o        name of the fund.

o        account number.

o        dollar amount or number of shares redeemed.

o        name on the account.

o        signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

o you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

o you would like the check mailed to an address other than the address on the funds' records.

o        your redemption request is for $50,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS

If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.

You should not make systematic withdrawals if you plan to continue investing in the fund, due to sales charges and tax liabilities.

--------------------------------------------------------------------------------
REINVESTING AFTER A SALE

If you sell Class A shares of a First American fund, you may reinvest in Class A shares of that fund or another First American fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your investment professional or financial institution.

--------------------------------------------------------------------------------
   ACCOUNTS WITH LOW BALANCES

   Except for retirement plans and Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts, if your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either:

   o  deduct a $25 annual account maintenance fee, or

   o close your account and send you the proceeds, less any applicable contingent deferred sales charge.

   Before taking any action, however, the fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.


                            28 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Policies & Services

SELLING SHARES CONTINUED

--------------------------------------------------------------------------------
EXCHANGING SHARES

If your investment goals or your financial needs change, you may move from one First American fund to another First American fund. There is no fee to exchange shares. You may exchange your shares on any day when the New York Stock Exchange is open. However, exchanges of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

Generally, you may exchange your shares only for shares of the same class. However, you may exchange your Class A shares for Class Y shares or Class S shares of the same or another First American fund if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody or agency account with a financial institution which invests in Class Y shares or Class S shares).

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another First American fund, you do not have to pay a sales charge. When you exchange your Class B or Class C shares for Class B or Class C shares of another First American fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

BY PHONE. If both funds have identical shareholder registration, you may exchange shares by calling your investment professional, your financial institution, or by calling the funds directly. To request an exchange through the funds, call Investor Services at 800 677-FUND. Your instructions must be received before 3 p.m. Central time, or by the time specified by your investment professional or financial institution, in order for shares to be exchanged the same day.

BY MAIL. To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

--------------------------------------------------------------------------------
   TELEPHONE TRANSACTIONS

   You may buy, sell, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 800 677-FUND to request the appropriate form.

   The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

   It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

--------------------------------------------------------------------------------
REDEMPTION IN KIND

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of in cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon the disposition of the securities received in the redemption.


                            29 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Policies & Services

MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements for funds held in a brokerage account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXES ON DISTRIBUTIONS. Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. Because of their investment objectives and strategies, distributions for Capital Growth Fund, Large Cap Core Fund, Large Cap Growth Fund, Large Cap Value Fund and Relative Value Fund are expected to consist primarily of capital gains.

TAXES ON TRANSACTIONS. The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of readily marketable securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

TAX MANAGED STRATEGY. As a result of their tax-efficient strategies, Capital Growth Fund and Relative Value Fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can always be avoided. These tax-efficient strategies will not be in effect after April 1, 2002.


                            30 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Additional Information

MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 2001, U.S. Bancorp Asset Management and its affiliates had more than $114 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed fiscal year.(1)

                                                                    Advisory fee
                                                                       as a % of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
BALANCED FUND                                                              0.68%
CAPITAL GROWTH FUND(2)                                                     0.83%
EQUITY INCOME FUND                                                         0.55%
GROWTH & INCOME FUND(2)                                                    0.72%
LARGE CAP CORE FUND(2)                                                     0.71%
LARGE CAP GROWTH FUND                                                      0.61%
LARGE CAP VALUE FUND                                                       0.60%
RELATIVE VALUE FUND(2)                                                     0.74%
--------------------------------------------------------------------------------

(1)Prior to May 2, 2001, First American Asset Management (FAAM), a division of U.S. Bank National Association, served as investment advisor to Balanced Fund, Equity Income Fund, Large Cap Growth Fund and Large Cap Value Fund; Firstar Investment Research & Management Company LLC (FIRMCO), an affiliate of FAAM, served as investment advisor to Capital Growth Fund, Growth & Income Fund, Large Cap Core Fund and Relative Value Fund. On May 2, 2001, FAAM and FIRMCO combined advisory operations to form U.S. Bancorp Asset Management, Inc. The investment advisory fees paid by each fund to U.S. Bancorp Asset Management did not change as a result of the combination.

(2)On September 24, 2001, Capital Growth Fund, Growth & Income Fund, Large Cap Core Fund and Relative Value Fund became the successors by merger to Firstar Large Cap Growth Fund, Firstar Growth & Income Fund, Firstar Large Cap Core Fund and Firstar Relative Value Fund, respectively. The fiscal year end for the Firstar funds was October 31; Capital Growth Fund, Growth & Income Fund, Large Cap Core Fund and Relative Value Fund each has a fiscal year end of September 30. Information presented in the table has been annualized for the eleven-month fiscal period ended September 30, 2001.

DIRECT CORRESPONDENCE TO:

First American Funds
P.O. Box 1330
Minneapolis, Minnesota 55440-1330

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

DISTRIBUTOR

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc. and First American Insurance Portfolios, Inc., and of up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bancorp Asset Management which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

PORTFOLIO MANAGEMENT

Each fund's investments are managed by a team of persons associated with U.S. Bancorp Asset Management.


                            31 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Additional Information

MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES

The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

EFFECTIVE DURATION. Balanced Fund normally attempts to maintain an average effective duration of three to eight years for the debt securities portion of its portfolio. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates.

EFFECTIVE MATURITY. Balanced Fund normally attempts to maintain a weighted average effective maturity for the debt securities in its portfolio of 15 years or less. Effective maturity differs from actual stated or final maturity, which may be substantially longer. In calculating effective maturity, the advisor estimates the effect of expected principal payments and call provisions on securities held in the portfolio. Effective maturity provides the advisor with a better estimate of interest rate risk under normal market conditions, but may underestimate interest rate risk in an environment of adverse (rising) interest rates.

PORTFOLIO TURNOVER. Portfolio managers for the funds may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. As a result of their tax efficient strategies, Capital Growth Fund and Relative Value Fund are expected to have lower portfolio turnover rates. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

MARKET RISK. All stocks are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates, or investor perceptions of the market. Prices also are affected by the outlook for overall corporate profitability.

SECTOR RISK. The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

COMPANY RISK. Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

FOREIGN SECURITY RISK. Each fund may invest up to 25% of its total assets (25% of the equity portion of its portfolio for Balanced Fund) in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. In addition, Balanced Fund may invest up to 15% of the debt portion of its portfolio in foreign securities payable in United States dollars. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

RISKS OF ACTIVE MANAGEMENT. Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited


                            32 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Additional Information

MORE ABOUT THE FUNDS CONTINUED

to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING. When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments exposes a fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF BALANCED FUND, EQUITY INCOME FUND AND GROWTH & INCOME FUND

INTEREST RATE RISK. Debt securities in Balanced Fund, Equity Income Fund and Growth & Income Fund will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes.

CREDIT RISK. Balanced Fund, Equity Income Fund and Growth & Income Fund are subject to the risk that the issuers of debt securities held by a fund will not make payments on the securities. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell.

Balanced Fund attempts to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. When Balanced Fund purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.

As discussed in the "Fund Summaries" section, Equity Income Fund and Growth & Income Fund invest in convertible debt securities that are rated below investment grade and are therefore subject to additional credit risk.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF BALANCED FUND

CALL RISK. Many corporate bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. Balanced Fund is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

EXTENSION RISK. Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to extension risk, which is the risk that rising interest rates could cause the mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

PREPAYMENT RISK. Mortgage- and asset-backed securities also are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. Balanced Fund must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.


                            33 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Additional Information

MORE ABOUT THE FUNDS CONTINUED

RISKS OF DOLLAR ROLL TRANSACTIONS. In a dollar roll transaction, Balanced Fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of the fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit Balanced Fund may depend upon the advisor's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by the fund increases the amount of the fund's assets that are subject to market risk, which could increase the volatility of the price of the fund's shares.


                            34 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Additional Information

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class A, Class B and Class C shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of operations for the fund or class of shares. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The financial highlights for the Balanced Fund as set forth herein include the historical financial highlights of the Firstar Balanced Growth Fund. The assets of the Firstar Fund were acquired by the First American Balanced Fund on September 24, 2001. In connection with such acquisition, Class A shares of the Firstar Balanced Growth Fund were exchanged for Class A shares of the First American Balanced Fund, and Firstar Class B shares were exchanged for Class B shares of the First American Fund. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the Balanced Fund and Firstar Balanced Growth Fund. Firstar Balanced Growth Fund is the accounting survivor.

The financial highlights for the Capital Growth Fund as set forth herein include the historical financial highlights of the Firstar Large Cap Growth Fund. The assets of the Firstar Fund were acquired by the First American Capital Growth Fund on September 24, 2001. In connection with such acquisition, Class A shares of the Firstar Large Cap Growth Fund were exchanged for Class A shares of the First American Capital Growth Fund, and Firstar Class B shares were exchanged for Class B shares of the First American Fund.

The financial highlights for the Growth & Income Fund as set forth herein include the historical financial highlights of the Firstar Growth & Income Fund. The assets of the Firstar Fund were acquired by the First American Growth & Income Fund on September 24, 2001. In connection with such acquisition, Class A shares of the Firstar Growth & Income Fund were exchanged for Class A shares of the First American Growth & Income Fund, and Firstar Class B shares were exchanged for Class B shares of the First American Fund.

The financial highlights for the Large Cap Core Fund as set forth herein include the historical financial highlights of the Firstar Large Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Large Cap Core Fund on September 24, 2001. In connection with such acquisition, Class A shares of the Firstar Large Cap Core Equity Fund were exchanged for Class A shares of the First American Large Cap Core Fund, and Firstar Class B shares were exchanged for Class B shares of the First American Fund.

The financial highlights for the Relative Value Fund as set forth herein include the historical financial highlights of the Firstar Relative Value Fund. The assets of the Firstar Fund were acquired by the First American Relative Value Fund on September 24, 2001. In connection with such acquisition, Class A shares of the Firstar Relative Value Fund were exchanged for Class A shares of the First American Relative Value Fund, and Firstar Class B shares were exchanged for Class B shares of the First American Fund.

The information for Equity Income Fund, Large Cap Growth Fund and Large Cap Value Fund for the fiscal periods ended September 30, 2001, September 30, 2000, and September 30, 1999, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal periods ended on or before September 30, 1998, has been audited by other auditors.

The information for Balanced Fund, Capital Growth Fund, Growth & Income Fund, Large Cap Core Fund, and Relative Value Fund for the fiscal period ended September 30, 2001, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal periods ended on or before October 31, 2000, has been audited by other auditors.


                            35 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


BALANCED FUND

                                                           Fiscal period
                                                               ended                      Fiscal year ended October 31,
CLASS A SHARES                                         September 30, 2001(1),(2)   2000         1999         1998         1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                           $  13.83          $  12.39     $  12.30     $  12.57     $  11.54
                                                               --------          --------     --------     --------     --------
Investment Operations:
         Net Investment Income                                     0.18              0.23         0.20         0.23         0.24
         Net Gains (Losses) on Investments
          (both realized and unrealized)                          (2.24)             2.12         0.49         0.77         1.73
                                                               --------          --------     --------     --------     --------
         Total From Investment Operations                         (2.06)             2.35         0.69         1.00         1.97
                                                               --------          --------     --------     --------     --------
Less Distributions:
         Dividends (from net investment income)                   (0.20)            (0.22)       (0.20)       (0.24)       (0.24)
         Distributions (from capital gains)                       (2.07)            (0.69)       (0.40)       (1.03)       (0.70)
                                                               --------          --------     --------     --------     --------
         Total Distributions                                   $   2.27             (0.91)       (0.60)       (1.27)       (0.94)
                                                               --------          --------     --------     --------     --------
Net Asset Value, End of Period                                 $   9.50          $  13.83     $  12.39     $  12.30     $  12.57
                                                               ========          ========     ========     ========     ========
Total Return(3)                                                  (17.03)%           19.46%        5.56%        8.60%       18.07%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                $127,590          $ 54,380     $ 53,807     $ 59,657     $ 44,026
Ratio of Expenses to Average Net Assets                            1.22%             1.22%        1.18%        1.00%        1.00%
Ratio of Net Income to Average Net Assets                          1.96%             1.66%        1.59%        1.91%        2.06%
Ratio of Expenses to Average Net Assets (excluding waivers)        1.28%             1.28%        1.25%        1.24%        1.25%
Ratio of Net Income to Average Net Assets (excluding waivers)      1.90%             1.60%        1.52%        1.67%        1.81%
Portfolio Turnover Rate                                              54%               79%          69%          56%          70%
---------------------------------------------------------------------------------------------------------------------------------

(1)Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                                     Fiscal period
                                                                         ended             Fiscal period ended October 31,
CLASS B SHARES                                                  September 30, 2001(1),(2)      2000            1999(3)
--------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                     $ 13.75             $ 12.33           $ 12.37
                                                                         -------             -------           -------
Investment Operations:
         Net Investment Income                                              0.17                0.13              0.07
         Net Gains (Losses) on Investments
          (both realized and unrealized)                                   (2.29)               2.11             (0.04)
                                                                         -------             -------           -------
         Total From Investment Operations                                  (2.12)               2.24              0.03
                                                                         -------             -------           -------
Less Distributions:
         Dividends (from net investment income)                            (0.13)              (0.14)            (0.07)
         Distributions (from capital gains)                                (2.06)              (0.68)               --
                                                                         -------             -------           -------
         Total Distributions                                               (2.19)              (0.82)            (0.07)
                                                                         -------             -------           -------
Net Asset Value, End of Period                                           $  9.44             $ 13.75           $ 12.33
                                                                         =======             =======           =======
Total Return(4)                                                           (17.64)%             18.77%             0.25%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                          $47,150             $ 2,243           $   630
Ratio of Expenses to Average Net Assets                                     1.93%               1.97%             1.97%
Ratio of Net Income to Average Net Assets                                   1.22%               0.91%             0.87%
Ratio of Expenses to Average Net Assets (excluding waivers)                 1.99%               2.03%             2.03%
Ratio of Net Income to Average Net Assets (excluding waivers)               1.16%               0.85%             0.81%
Portfolio Turnover Rate                                                       54%                 79%               69%
--------------------------------------------------------------------------------------------------------------------------

(1)Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Class B shares have been offered since March 1, 1999. All ratios for the period have been annualized, except total return.

(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            36 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


BALANCED FUND (CONTINUED)

                                                                              Fiscal period
                                                                                   ended
CLASS C SHARES                                                           September 30, 2001(1),(2)
--------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                $ 9.29
                                                                                    ------
Investment Operations:
         Net Investment Income                                                          --
         Net Gains (Losses) on Investments
          (both realized and unrealized)                                              0.20
                                                                                    ------
         Total From Investment Operations                                             0.20
                                                                                    ------
Less Distributions:
         Dividends (from net investment income)                                         --
         Distributions (from capital gains)                                             --
                                                                                    ------
         Total Distributions                                                            --
                                                                                    ------
Net Asset Value, End of Period                                                      $ 9.49
                                                                                    ======
Total Return(3)                                                                       2.15%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                     $2,351
Ratio of Expenses to Average Net Assets                                               0.94%
Ratio of Net Income to Average Net Assets                                             2.20%
Ratio of Expenses to Average Net Assets (excluding waivers)                           0.94%
Ratio of Net Income to Average Net Assets (excluding waivers)                         2.20%
Portfolio Turnover Rate                                                                 54%
--------------------------------------------------------------------------------------------------

(1)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            37 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


CAPITAL GROWTH FUND

                                                                        Fiscal period            Fiscal period
                                                                           ended                    ended
CLASS A SHARES                                                    September 30, 2001(1),(2)   October 31, 2000(3),(4)
---------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                        $25.92                    $26.95
                                                                            ------                    ------
Investment Operations:
         Net Investment Income (Loss)                                        (0.09)                    (0.03)
         Net Gains (Losses) on Investments
          (both realized and unrealized)                                    (10.44)                    (1.00)
                                                                            ------                    ------
         Total From Investment Operations                                   (10.53)                    (1.03)
                                                                            ------                    ------
Less Distributions:
         Dividends (from net investment income)                                 --                        --
         Distributions (from capital gains)                                  (0.71)                       --
                                                                            ------                    ------
         Total Distributions                                                 (0.71)                       --
                                                                            ------                    ------
Net Asset Value, End of Period                                              $14.68                    $25.92
                                                                            ======                    ======
Total Return(5)                                                             (41.57)%                   (3.82)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                             $8,598                    $1,177
Ratio of Expenses to Average Net Assets                                       1.39%                     1.40%
Ratio of Net Income to Average Net Assets                                    (0.55)%                   (0.75)%
Ratio of Expenses to Average Net Assets (excluding waivers)                   1.56%                     1.49%
Ratio of Net Income to Average Net Assets (excluding waivers)                (0.72)%                   (0.84)%
Portfolio Turnover Rate                                                         38%                       35%
---------------------------------------------------------------------------------------------------------------------

(1)Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.

(4)Class A shares have been offered since March 31, 2000. All ratios for the period have been annualized, except total return.

(5)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                            Fiscal period         Fiscal period
                                                                ended                 ended         Fiscal year ended November 30,
CLASS B SHARES                                       September 30, 2001(1),(2)  October 31, 2000(3)  1999        1998        1997
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                          $  25.92              $  23.89       $  19.52    $  17.17    $  15.17
                                                              --------              --------       --------    --------    --------
Investment Operations:
         Net Investment Income (Loss)                            (0.21)                (0.10)         (0.04)       0.02        0.19
         Net Gains (Losses) on Investments
          (both realized and unrealized)                        (10.41)                 2.13           4.88        3.32        2.97
                                                              --------              --------       --------    --------    --------
         Total From Investment Operations                       (10.62)                 2.03           4.84        3.34        3.16
                                                              --------              --------       --------    --------    --------
Less Distributions:
         Dividends (from net investment income)                     --                    --          (0.02)      (0.03)      (0.14)
         Distributions (from capital gains)                      (0.71)                   --          (0.45)      (0.96)      (1.02)
                                                              --------              --------       --------    --------    --------
         Total Distributions                                     (0.71)                   --          (0.47)      (0.99)      (1.16)
                                                              --------              --------       --------    --------    --------
Net Asset Value, End of Period                                $  14.59              $  25.92       $  23.89    $  19.52    $  17.17
                                                              ========              ========       ========    ========    ========
Total Return(4)                                                 (41.97)%                 8.5%         25.26%      20.76%      22.65%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                               $ 46,103              $100,689       $ 90,468    $ 66,478    $ 45,025
Ratio of Expenses to Average Net Assets                           2.07%                 1.38%          1.36%       1.34%       1.09%
Ratio of Net Income to Average Net Assets                        (1.19)%               (0.40)%        (0.08)%      0.12%       0.86%
Ratio of Expenses to Average Net Assets (excluding waivers)       2.19%                 1.48%          1.52%       1.54%       1.29%
Ratio of Net Income to Average Net Assets (excluding waivers)    (1.31)%               (0.50)%        (0.24)%     (0.08)%      0.66%
Portfolio Turnover Rate                                             38%                   35%            28%         48%         60%
------------------------------------------------------------------------------------------------------------------------------------

(1)Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30. All ratios for the period have been annualized, except total return.

(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            38 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


CAPITAL GROWTH FUND (CONTINUED)

                                                                              Fiscal period
                                                                                   ended
CLASS C SHARES                                                             September 30, 2001(1)
------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                               $14.32
                                                                                   ------
Investment Operations:
         Net Investment Income (Loss)                                                  --
         Net Gains (Losses) on Investments
          (both realized and unrealized)                                             0.36
                                                                                   ------
         Total From Investment Operations                                            0.36
                                                                                   ------
Less Distributions:
         Dividends (from net investment income)                                        --
         Distributions (from capital gains)                                            --
                                                                                   ------
         Total Distributions                                                           --
                                                                                   ------
Net Asset Value, End of Period                                                     $14.68
                                                                                   ======
Total Return(2)                                                                      2.58%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                    $   --
Ratio of Expenses to Average Net Assets                                              0.00%
Ratio of Net Income to Average Net Assets                                            0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)                          0.00%
Ratio of Net Income to Average Net Assets (excluding waivers)                        0.00%
Portfolio Turnover Rate                                                                38%
------------------------------------------------------------------------------------------------

(1)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            39 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


EQUITY INCOME FUND

                                                                              Fiscal year ended September 30,
CLASS A SHARES                                                   2001(1)       2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $ 16.29      $ 15.94      $ 15.70      $ 15.69      $ 12.65
                                                                 -------      -------      -------      -------      -------
Investment Operations:
         Net Investment Income                                      0.29         0.28         0.36         0.41         0.40
         Net Gains (Losses) on Investments
          (both realized and unrealized)                           (0.74)        1.45         1.15         0.86         3.40
                                                                 -------      -------      -------      -------      -------
         Total From Investment Operations                          (0.45)        1.73         1.51         1.27         3.80
                                                                 -------      -------      -------      -------      -------
Less Distributions:
         Dividends (from net investment income)                    (0.32)       (0.28)       (0.37)       (0.41)       (0.41)
         Distributions (from capital gains)                        (3.39)       (1.10)       (0.90)       (0.85)       (0.35)
                                                                 -------      -------      -------      -------      -------
         Total Distributions                                       (3.71)       (1.38)       (1.27)       (1.26)       (0.76)
                                                                 -------      -------      -------      -------      -------
Net Asset Value, End of Period                                   $ 12.13      $ 16.29      $ 15.94      $ 15.70      $ 15.69
                                                                 =======      =======      =======      =======      =======
Total Return(2)                                                    (3.89)%      11.11%        9.74%        8.38%       31.16%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $24,557      $20,607      $18,970      $11,018      $ 7,276
Ratio of Expenses to Average Net Assets                             1.00%        1.00%        1.00%        1.00%        1.00%
Ratio of Net Income to Average Net Assets                           1.97%        1.69%        2.01%        2.58%        2.96%
Ratio of Expenses to Average Net Assets (excluding waivers)         1.15%        1.14%        1.13%        1.12%        1.17%
Ratio of Net Income to Average Net Assets (excluding waivers)       1.82%        1.55%        1.88%        2.46%        2.79%
Portfolio Turnover Rate                                               33%          36%          35%          14%          39%
-----------------------------------------------------------------------------------------------------------------------------

(1)Per share data calculated using average shares outstanding method.

(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                                               Fiscal year ended September 30,
CLASS B SHARES                                                   2001(1)       2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $ 16.24      $ 15.90      $ 15.65      $ 15.62      $ 12.61
                                                                 -------      -------      -------      -------      -------
Investment Operations:
         Net Investment Income                                      0.18         0.18         0.24         0.30         0.29
         Net Gains (Losses) on Investments
          (both realized and unrealized)                           (0.75)        1.44         1.16         0.87         3.37
                                                                 -------      -------      -------      -------      -------
         Total From Investment Operations                          (0.57)        1.62         1.40         1.17         3.66
                                                                 -------      -------      -------      -------      -------
Less Distributions:
         Dividends (from net investment income)                    (0.21)       (0.18)       (0.25)       (0.29)       (0.30)
         Distributions (from capital gains)                        (3.39)       (1.10)       (0.90)       (0.85)       (0.35)
                                                                 -------      -------      -------      -------      -------
         Total Distributions                                       (3.60)       (1.28)       (1.15)       (1.14)       (0.65)
                                                                 -------      -------      -------      -------      -------
Net Asset Value, End of Period                                   $ 12.07      $ 16.24      $ 15.90      $ 15.65      $ 15.62
                                                                 =======      =======      =======      =======      =======
Total Return(2)                                                    (4.64)%      10.35%        9.10%        7.77%       30.06%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $11,516      $10,366      $10,971      $ 8,570      $ 6,619
Ratio of Expenses to Average Net Assets                             1.75%        1.75%        1.75%        1.75%        1.75%
Ratio of Net Income to Average Net Assets                           1.20%        0.95%        1.34%        1.81%        2.19%
Ratio of Expenses to Average Net Assets (excluding waivers)         1.90%        1.89%        1.88%        1.87%        1.92%
Ratio of Net Income to Average Net Assets (excluding waivers)       1.05%        0.81%        1.21%        1.69%        2.02%
Portfolio Turnover Rate                                               33%          36%          35%          14%          39%
-----------------------------------------------------------------------------------------------------------------------------

(1)Per share data calculated using average shares outstanding method.

(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                            40 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


EQUITY INCOME FUND (CONTINUED)

                                                                    Fiscal period ended September 30,
CLASS C SHARES                                                     2001(1)        2000         1999(2)
------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                               $16.28        $15.93        $16.62
                                                                   ------        ------        ------
Investment Operations:
         Net Investment Income                                       0.18          0.19          0.21
         Net Gains (Losses) on Investments
          (both realized and unrealized)                            (0.76)         1.44         (0.70)
                                                                   ------        ------        ------
         Total From Investment Operations                           (0.58)         1.63         (0.49)
                                                                   ------        ------        ------
Less Distributions:
         Dividends (from net investment income)                     (0.22)        (0.18)        (0.20)
         Distributions (from capital gains)                         (3.39)        (1.10)           --
                                                                   ------        ------        ------
         Total Distributions                                        (3.61)        (1.28)        (0.20)
                                                                   ------        ------        ------
Net Asset Value, End of Period                                     $12.09        $16.28        $15.93
                                                                   ======        ======        ======
Total Return(3)                                                     (4.74)%       10.41%        (3.02)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                    $8,028        $2,511        $1,700
Ratio of Expenses to Average Net Assets                              1.75%         1.75%         1.76%
Ratio of Net Income to Average Net Assets                            1.20%         0.88%         0.65%
Ratios of Expenses to Average Net Assets (excluding waivers)         1.90%         1.89%         1.88%
Ratio of Net Income to Average Net Assets (excluding waivers)        1.05%         0.74%         0.53%
Portfolio Turnover Rate                                                33%           36%           35%
------------------------------------------------------------------------------------------------------

(1)Per share data calculated using average shares outstanding method.

(2)Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized, except total return.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            41 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


GROWTH & INCOME FUND

                                                              Fiscal period
                                                                  ended                            Fiscal year ended October 31,
CLASS A SHARES                                          September 30, 2001(1),(2)   2000(2)       1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $  47.40          $  46.06     $  44.41     $  39.24     $  33.07
                                                                 --------          --------     --------     --------     --------
Investment Operations:
         Net Investment Income                                       0.12              0.14         0.29         0.36         0.37
         Net Gains (Losses) on Investments
          (both realized and unrealized)                           (11.48)             5.21         4.92         6.55         8.92
                                                                 --------          --------     --------     --------     --------
         Total From Investment Operations                          (11.36)             5.35         5.21         6.91         9.29
                                                                 --------          --------     --------     --------     --------
Less Distributions:
         Dividends (from net investment income)                     (0.12)            (0.11)       (0.35)       (0.35)       (0.39)
         Distributions (from capital gains)                         (4.76)            (3.90)       (3.21)       (1.39)       (2.73)
                                                                 --------          --------     --------     --------     --------
         Total Distributions                                        (4.88)            (4.01)       (3.56)       (1.74)       (3.12)
                                                                 --------          --------     --------     --------     --------
Net Asset Value, End of Period                                   $  31.16          $  47.40     $  46.06     $  44.41     $  39.24
                                                                 ========          ========     ========     ========     ========
Total Return(3)                                                    (26.33)%           12.54%       11.78%       18.08%       30.47%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $150,323          $183,049     $194,089     $190,331     $128,070
Ratio of Expenses to Average Net Assets                              1.19%             1.19%        1.17%        1.12%        1.12%
Ratio of Net Income to Average Net Assets                            0.35%             0.31%        0.74%        0.86%        1.09%
Ratio of Expenses to Average Net Assets (excluding waivers)          1.22%             1.20%        1.18%        1.19%        1.19%
Ratio of Net Income to Average Net Assets (excluding waivers)        0.32%             0.30%        0.73%        0.79%        1.02%
Portfolio Turnover Rate                                                51%               89%          62%          49%          31%
-----------------------------------------------------------------------------------------------------------------------------------

(1)Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                                   Fiscal period          Fiscal year         Fiscal period
                                                                       ended                 ended                 ended
CLASS B SHARES                                                 September 30, 2001(1)  October 31, 2000(2)  October 31, 1999(2),(3)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                  $ 47.12               $ 46.03                $ 44.64
                                                                      -------               -------                -------
Investment Operations:
         Net Investment Income (Loss)                                    0.01                 (0.22)                  0.02
         Net Gains (Losses) on Investments
          (both realized and unrealized)                               (11.50)                 5.21                   1.40
                                                                      -------               -------                -------
         Total From Investment Operations                              (11.49)                 4.99                   1.42
                                                                      -------               -------                -------
Less Distributions:
         Dividends (from net investment income)                         (0.01)                   --                  (0.03)
         Distributions (from capital gains)                             (4.76)                (3.90)                    --
                                                                      -------               -------                -------
         Total Distributions                                            (4.77)                (3.90)                 (0.03)
                                                                      -------               -------                -------
Net Asset Value, End of Period                                        $ 30.86               $ 47.12                $ 46.03
                                                                      =======               =======                =======
Total Return(4)                                                        (26.79)%               11.69%                  3.19%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                       $11,613               $ 3,718                $ 1,550
Ratio of Expenses to Average Net Assets                                  1.93%                 1.94%                  1.94%
Ratio of Net Income (Loss) to Average Net Assets                        (0.43)%               (0.44)%                 0.05%
Ratio of Expenses to Average Net Assets (excluding waivers)              1.96%                 1.95%                  1.94%
Ratio of Net Income (Loss) to Average Net Assets (excluding waivers)    (0.46)%               (0.45)%                 0.05%
Portfolio Turnover Rate                                                    51%                   89%                    62%
----------------------------------------------------------------------------------------------------------------------------------

(1)Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Class B shares have been offered since March 1, 1999. All ratios for the period have been annualized, except total return.

(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            42 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


GROWTH & INCOME FUND (CONTINUED)

                                                                               Fiscal period
                                                                                   ended
CLASS C SHARES                                                           September 30, 2001(1),(2)
--------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                               $29.98
                                                                                   ------
Investment Operations:
         Net Investment Income (Loss)                                                  --
         Net Gains (Losses) on Investments
          (both realized and unrealized)                                             1.19
                                                                                   ------
         Total From Investment Operations                                            1.19
                                                                                   ------
Less Distributions:
         Dividends (from net investment income)                                        --
         Distributions (from capital gains)                                            --
                                                                                   ------
         Total Distributions                                                           --
                                                                                   ------
Net Asset Value, End of Period                                                     $31.17
                                                                                   ======
Total Return(3)                                                                      3.94%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                    $   --
Ratio of Expenses to Average Net Assets                                              0.00%
Ratio of Net Income (Loss) to Average Net Assets                                     0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)                          0.00%
Ratio of Net Income (Loss) to Average Net Assets (excluding waivers)                 0.00%
Portfolio Turnover Rate                                                                51%
--------------------------------------------------------------------------------------------------

(1)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            43 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


LARGE CAP CORE FUND

                                                                  Fiscal period
                                                                       ended                   Fiscal year ended October 31,
CLASS A SHARES                                               September 30, 2001(1),(2)   2000(2)    1999(2)    1998(2)     1997
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                  $ 43.33            $ 37.96    $ 35.72    $ 35.27    $ 30.32
                                                                      -------            -------    -------    -------    -------
Investment Operations:
         Net Investment Income (Loss)                                   (0.01)             (0.15)     (0.12)     (0.02)     (0.05)
         Net Gains (Losses) on Investments
          (both realized and unrealized)                               (14.00)              7.55       6.42       5.66       6.30
                                                                      -------            -------    -------    -------    -------
         Total From Investment Operations                              (14.01)              7.40       6.30       5.64       6.25
                                                                      -------            -------    -------    -------    -------
Less Distributions:
         Dividends (from net investment income)                            --                 --      (0.02)     (0.02)        --
         Distributions (from capital gains)                             (4.88)             (2.03)     (4.04)     (5.17)     (1.30)
                                                                      -------            -------    -------    -------    -------
         Total Distributions                                            (4.88)             (2.03)     (4.06)     (5.19)     (1.30)
                                                                      -------            -------    -------    -------    -------
Net Asset Value, End of Period                                        $ 24.44            $ 43.33    $ 37.96    $ 35.72    $ 35.27
                                                                      =======            =======    =======    =======    =======
Total Return(3)                                                        (35.83)%            19.92%     17.92%     18.58%     21.30%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                       $34,330            $51,232    $47,238    $38,213    $25,043
Ratio of Expenses to Average Net Assets                                  1.20%              1.20%      1.19%      1.14%      1.14%
Ratio of Net Income (Loss) to Average Net Assets                        (0.04)%            (0.35)%    (0.31)%    (0.05)%    (0.16)%
Ratio of Expenses to Average Net Assets (excluding waivers)              1.24%              1.21%      1.20%      1.21%      1.21%
Ratio of Net Income (Loss) to Average Net Assets (excluding waivers)    (0.08)%            (0.36)%    (0.32)%    (0.12)%    (0.23)%
Portfolio Turnover Rate                                                    40%                60%        59%        52%        62%
----------------------------------------------------------------------------------------------------------------------------------

(1)Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                                   Fiscal period           Fiscal year           Fiscal period
                                                                      ended                   ended                  ended
CLASS B SHARES                                              September 30, 2001(1),(2)  October 31,  2000(2)  October 31, 1999(2),(3)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                  $42.80                   $37.78                $36.92
                                                                      ------                   ------                ------
Investment Operations:
         Net Investment Income (Loss)                                  (0.22)                   (0.47)                (0.29)
         Net Gains (Losses) on Investments
          (both realized and unrealized)                              (13.76)                    7.52                  1.15
                                                                      ------                   ------                ------
         Total From Investment Operations                             (13.98)                    7.05                  0.86
                                                                      ------                   ------                ------
Less Distributions:
         Dividends (from net investment income)                           --                       --                    --
         Distributions (from capital gains)                            (4.88)                   (2.03)                   --
                                                                      ------                   ------                ------
         Total Distributions                                           (4.88)                   (2.03)                   --
                                                                      ------                   ------                ------
Net Asset Value, End of Period                                        $23.94                   $42.80                $37.78
                                                                      ======                   ======                ======
Total Return(4)                                                       (36.28)%                  19.06%                 2.33%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                       $2,954                   $1,483                $  722
Ratio of Expenses to Average Net Assets                                 1.93%                    1.95%                 1.96%
Ratio of Net Income (Loss) to Average Net Assets                       (0.79)%                  (1.10)%               (1.17)%
Ratio of Expenses to Average Net Assets (excluding waivers)             1.97%                    1.96%                 1.97%
Ratio of Net Income (Loss) to Average Net Assets (excluding waivers)   (0.83)%                  (1.11)%               (1.18)%
Portfolio Turnover Rate                                                   40%                      60%                   59%
------------------------------------------------------------------------------------------------------------------------------------

(1)Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Class B shares have been offered since March 1, 1999. All ratios for the period have been annualized, except total return.

(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            44 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


LARGE CAP CORE FUND (CONTINUED)

                                                                              Fiscal period
                                                                                  ended
CLASS C SHARES                                                          September 30, 2001(1),(2)
-------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                               $23.75
                                                                                   ------
Investment Operations:
         Net Investment Income (Loss)                                                  --
         Net Gains (Losses) on Investments
          (both realized and unrealized)                                             0.69
                                                                                   ------
         Total From Investment Operations                                            0.69
                                                                                   ------
Less Distributions:
         Dividends (from net investment income)                                        --
         Distributions (from capital gains)                                            --
                                                                                   ------
         Total Distributions                                                           --
                                                                                   ------
Net Asset Value, End of Period                                                     $24.44
                                                                                   ======
Total Return(3)                                                                      2.95%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                    $   --
Ratio of Expenses to Average Net Assets                                              0.00%
Ratio of Net Income (Loss) to Average Net Assets                                     0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)                          0.00%
Ratio of Net Income (Loss) to Average Net Assets (excluding waivers)                 0.00%
Portfolio Turnover Rate                                                                40%
-------------------------------------------------------------------------------------------------

(1)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            45 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


LARGE CAP GROWTH FUND

                                                                                     Fiscal year ended September 30,
CLASS A SHARES                                                         2001(1)       2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                  $  21.55     $  19.75     $  16.25     $  17.63     $  13.63
                                                                      --------     --------     --------     --------     --------
Investment Operations:
         Net Investment Income (Loss)                                    (0.04)       (0.09)        0.02         0.09         0.09
         Net Gains (Losses) on Investments
          (both realized and unrealized)                                (10.11)        4.87         5.39        (0.02)        4.28
                                                                      --------     --------     --------     --------     --------
         Total From Investment Operations                               (10.15)        4.78         5.41         0.07         4.37
                                                                      --------     --------     --------     --------     --------
Less Distributions:
         Dividends (from net investment income)                             --           --        (0.03)       (0.09)       (0.10)
         Distributions (from capital gains)                              (2.07)       (2.98)       (1.88)       (1.36)       (0.27)
                                                                      --------     --------     --------     --------     --------
         Total Distributions                                             (2.07)       (2.98)       (1.91)       (1.45)       (0.37)
                                                                      --------     --------     --------     --------     --------
Net Asset Value, End of Period                                        $   9.33     $  21.55     $  19.75     $  16.25     $  17.63
                                                                      ========     ========     ========     ========     ========
Total Return(2)                                                         (51.45)%      25.74%       36.00%        0.61%       32.69%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                       $ 85,443     $208,556     $168,153     $140,948     $ 12,017
Ratio of Expenses to Average Net Assets                                   1.05%        1.05%        1.05%        1.05%        1.05%
Ratio of Net Income (Loss) to Average Net Assets                         (0.32)%      (0.45)%      (0.05)%       0.56%        0.57%
Ratio of Expenses to Average Net Assets (excluding waivers)               1.14%        1.14%        1.14%        1.11%        1.14%
Ratio of Net Income (Loss) to Average Net Assets (excluding waivers)     (0.41)%      (0.54)%      (0.14)%       0.50%        0.48%
Portfolio Turnover Rate                                                     77%          47%          57%          38%          34%
-----------------------------------------------------------------------------------------------------------------------------------

(1)Per share data calculated using average shares outstanding method.

(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                                                     Fiscal year ended September 30,
CLASS B SHARES                                                         2001(1)       2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                  $  20.93     $  19.38     $  16.06     $  17.47     $  13.57
                                                                      --------     --------     --------     --------     --------
Investment Operations:
         Net Investment Income (Loss)                                    (0.14)       (0.22)        0.07         0.03         0.01
         Net Gains (Losses) on Investments
          (both realized and unrealized)                                 (9.76)        4.75         5.13        (0.05)        4.18
                                                                      --------     --------     --------     --------     --------
         Total From Investment Operations                                (9.90)        4.53         5.20        (0.02)        4.19
                                                                      --------     --------     --------     --------     --------
Less Distributions:
         Dividends (from net investment income)                             --           --           --        (0.03)       (0.02)
         Distributions (from capital gains)                              (2.07)       (2.98)       (1.88)       (1.36)       (0.27)
                                                                      --------     --------     --------     --------     --------
         Total Distributions                                             (2.07)       (2.98)       (1.88)       (1.39)       (0.29)
                                                                      --------     --------     --------     --------     --------
Net Asset Value, End of Period                                        $   8.96     $  20.93     $  19.38     $  16.06     $  17.47
                                                                      ========     ========     ========     ========     ========
Total Return(2)                                                         (51.79)%      24.84%       34.99%        0.09%       31.42%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                       $ 17,976     $ 36,272     $ 19,011     $ 11,177     $  9,487
Ratio of Expenses to Average Net Assets                                   1.80%        1.80%        1.80%        1.80%        1.80%
Ratio of Net Income (Loss) to Average Net Assets                         (1.06)%      (1.20)%      (0.83)%      (0.20)%      (0.18)%
Ratio of Expenses to Average Net Assets (excluding waivers)               1.89%        1.89%        1.89%        1.86%        1.89%
Ratio of Net Income (Loss) to Average Net Assets (excluding waivers)     (1.15)%      (1.29)%      (0.92)%      (0.26)%      (0.27)%
Portfolio Turnover Rate                                                     77%          47%          57%          38%          34%
-----------------------------------------------------------------------------------------------------------------------------------

(1)Per share data calculated using average shares outstanding method.

(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            46 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


LARGE CAP GROWTH FUND (CONTINUED)

                                                                    Fiscal period ended September 30,
CLASS C SHARES                                                    2001(1)         2000          1999(2)
--------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $ 21.30        $ 19.67        $ 18.56
                                                                  -------        -------        -------
Investment Operations:
         Net Investment Income (Loss)                               (0.14)         (0.09)          0.01
         Net Gains (Losses) on Investments
          (both realized and unrealized)                            (9.95)          4.70           1.11
                                                                  -------        -------        -------
         Total From Investment Operations                          (10.09)          4.61           1.12
                                                                  -------        -------        -------
Less Distributions:
         Dividends (from net investment income)                        --             --          (0.01)
         Distributions (from capital gains)                         (2.07)         (2.98)            --
                                                                  -------        -------        -------
         Total Distributions                                        (2.07)         (2.98)         (0.01)
                                                                  -------        -------        -------
Net Asset Value, End of Period                                    $  9.14        $ 21.30        $ 19.67
                                                                  =======        =======        =======
Total Return(3)                                                    (51.78)%        24.89%          6.04%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $13,177        $17,538        $   962
Ratio of Expenses to Average Net Assets                              1.80%          1.80%          1.80%
Ratio of Net Loss to Average Net Assets                             (1.04)%        (1.20)%        (1.09)%
Ratios of Expenses to Average Net Assets (excluding waivers)         1.89%          1.89%          1.89%
Ratio of Net Loss to Average Net Assets (excluding waivers)         (1.13)%        (1.29)%        (1.18)%
Portfolio Turnover Rate                                                77%            47%            57%
--------------------------------------------------------------------------------------------------------

(1)Per share data calculated using average shares outstanding method.

(2)Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized, except total return.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            47 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


LARGE CAP VALUE FUND

                                                                                    Fiscal year ended September 30,
CLASS A SHARES                                                        2001(1)       2000         1999         1998         1997
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                 $  20.59     $  23.12     $  22.39     $  28.74     $  22.59
                                                                     --------     --------     --------     --------     --------
Investment Operations:
         Net Investment Income                                           0.16         0.17         0.19         0.29         0.33
         Net Gains (Losses) on Investments
          (both realized and unrealized)                                (2.67)        0.22         4.44        (2.59)        7.90
                                                                     --------     --------     --------     --------     --------
         Total From Investment Operations                               (2.51)        0.39         4.63        (2.30)        8.23
                                                                     --------     --------     --------     --------     --------
Less Distributions:
         Dividends (from net investment income)                         (0.16)       (0.17)       (0.20)       (0.29)       (0.32)
         Distributions (from capital gains)                             (1.94)       (2.75)       (3.70)       (3.76)       (1.76)
                                                                     --------     --------     --------     --------     --------
         Total Distributions                                            (2.10)       (2.92)       (3.90)       (4.05)       (2.08)
                                                                     --------     --------     --------     --------     --------
Net Asset Value, End of Period                                       $  15.98     $  20.59     $  23.12     $  22.39     $  28.74
                                                                     ========     ========     ========     ========     ========
Total Return(2)                                                        (13.72)%       0.92%       21.93%       (8.77)%      38.82%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                      $ 94,064     $138,146     $177,251     $170,529     $ 50,381
Ratio of Expenses to Average Net Assets                                  1.05%        1.05%        1.05%        1.05%        1.05%
Ratio of Net Income (Loss) to Average Net Assets                         0.88%       (0.45)%       0.82%        1.21%        1.14%
Ratio of Expenses to Average Net Assets (excluding waivers)              1.15%        1.13%        1.15%        1.13%        1.14%
Ratio of Net Income (Loss) to Average Net Assets (excluding waivers)     0.78%       (0.53)%       0.72%        1.13%        1.05%
Portfolio Turnover Rate                                                    64%          68%          61%          74%          57%
----------------------------------------------------------------------------------------------------------------------------------

(1)Per share data calculated using average shares outstanding method.

(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                                                    Fiscal year ended September 30,
CLASS B SHARES                                                        2001(1)       2000         1999          1998        1997
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                 $  20.30     $  22.87     $  22.21     $  28.55     $  22.50
                                                                     --------     --------     --------     --------     --------
Investment Operations:
         Net Investment Income                                           0.02         0.05         0.07         0.13         0.18
         Net Gains (Losses) on Investments
          (both realized and unrealized)                                (2.63)        0.18         4.36        (2.58)        7.81
                                                                     --------     --------     --------     --------     --------
         Total From Investment Operations                               (2.61)        0.23         4.43        (2.45)        7.99
                                                                     --------     --------     --------     --------     --------
Less Distributions:
         Dividends (from net investment income)                         (0.04)       (0.05)       (0.07)       (0.13)       (0.18)
         Distributions (from capital gains)                             (1.94)       (2.75)       (3.70)       (3.76)       (1.76)
                                                                     --------     --------     --------     --------     --------
         Total Distributions                                            (1.98)       (2.80)       (3.77)       (3.89)       (1.94)
                                                                     --------     --------     --------     --------     --------
Net Asset Value, End of Period                                       $  15.71     $  20.30     $  22.87     $  22.21     $  28.55
                                                                     ========     ========     ========     ========     ========
Total Return(2)                                                        (14.42)%       0.17%       21.07%       (9.37)%      37.71%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                      $ 38,108     $ 49,662     $ 61,711     $ 56,259     $ 53,420
Ratio of Expenses to Average Net Assets                                  1.80%        1.80%        1.80%        1.80%        1.80%
Ratio of Net Income (Loss) to Average Net Assets                         0.13%       (1.20)%       0.07%        0.41%        0.39%
Ratio of Expenses to Average Net Assets (excluding waivers)              1.90%        1.88%        1.90%        1.88%        1.89%
Ratio of Net Income (Loss) to Average Net Assets (excluding waivers)     0.03%       (1.28)%      (0.03)%       0.33%        0.30%
Portfolio Turnover Rate                                                    64%          68%          61%          74%          57%
----------------------------------------------------------------------------------------------------------------------------------

(1)Per share data calculated using average shares outstanding method.

(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            48 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


LARGE CAP VALUE FUND (CONTINUED)

                                                                    Fiscal period ended September 30,
CLASS C SHARES                                                    2001(1)          2000         1999(2)
--------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $ 20.51        $ 23.09        $ 22.79
                                                                  -------        -------        -------
Investment Operations:
         Net Investment Income                                       0.02           0.06           0.08
         Net Gains (Losses) on Investments
          (both realized and unrealized)                            (2.65)          0.17           0.30
                                                                  -------        -------        -------
         Total From Investment Operations                           (2.63)          0.23           0.38
                                                                  -------        -------        -------
Less Distributions:
         Dividends (from net investment income)                     (0.04)         (0.06)         (0.08)
         Distributions (from capital gains)                         (1.94)         (2.75)            --
                                                                  -------        -------        -------
         Total Distributions                                        (1.98)         (2.81)         (0.08)
                                                                  -------        -------        -------
Net Asset Value, End of Period                                    $ 15.90        $ 20.51        $ 23.09
                                                                  =======        =======        =======
Total Return(3)                                                    (14.36)%         0.17%          1.65%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $10,141        $ 6,551        $ 1,398
Ratio of Expenses to Average Net Assets                              1.80%          1.80%          1.80%
Ratio of Net Income (Loss) to Average Net Assets                     0.12%         (1.20)%         0.00%
Ratios of Expenses to Average Net Assets (excluding waivers)         1.90%          1.88%          1.90%
Ratio of Net Loss to Average Net Assets (excluding waivers)          0.02%         (1.28)%        (0.10)%
Portfolio Turnover Rate                                                64%            68%            61%
--------------------------------------------------------------------------------------------------------

(1)Per share data calculated using average shares outstanding method.

(2)Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized, except total return.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            49 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


RELATIVE VALUE FUND

                                                            Fiscal period          Fiscal period
                                                                ended                  ended         Fiscal year ended November 30,
CLASS A SHARES                                        September 30, 2001(1),(2)  October 31, 2000(3)   1999       1998       1997
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                           $ 28.87                $ 29.10         $ 26.26    $ 23.48    $ 19.03
                                                               -------                -------         -------    -------    -------
Investment Operations:
         Net Investment Income                                    0.21                   0.20            0.10       0.11       0.67
         Net Gains (Losses) on Investments
          (both realized and unrealized)                         (4.55)                 (0.22)           3.01       3.66       4.45
                                                               -------                -------         -------    -------    -------
         Total From Investment Operations                        (4.34)                 (0.02)           3.11       3.77       5.12
                                                               -------                -------         -------    -------    -------
Less Distributions:
         Dividends (from net investment income)                  (0.23)                 (0.21)          (0.16)     (0.17)     (0.28)
         Distributions (from capital gains)                      (0.21)                    --           (0.11)     (0.82)     (0.39)
                                                               -------                -------         -------    -------    -------
         Total Distributions                                     (0.44)                 (0.21)          (0.27)     (0.99)     (0.67)
                                                               -------                -------         -------    -------    -------
Net Asset Value, End of Period                                 $ 24.09                $ 28.87         $ 29.10    $ 26.26    $ 23.48
                                                               =======                =======         =======    =======    =======
Total Return(4)                                                 (15.16)%                (0.07)%         11.89%     16.67%     27.69%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                $33,288                $42,853         $54,825    $50,925    $37,748
Ratio of Expenses to Average Net Assets                           1.22%                  1.36%           1.30%      1.29%      1.01%
Ratio of Net Income to Average Net Assets                         0.84%                  0.75%           0.52%      0.70%      1.40%
Ratio of Expenses to Average Net Assets (excluding waivers)       1.23%                  1.46%           1.46%      1.49%      1.21%
Ratio of Net Income to Average Net Assets (excluding waivers)     0.83%                  0.65%           0.36%      0.50%      1.20%
Portfolio Turnover Rate                                              4%                     7%             11%        26%        18%
------------------------------------------------------------------------------------------------------------------------------------

(1)Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30. All ratios for the period have been annualized, except total return.

(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                           Fiscal period          Fiscal period
                                                               ended                  ended         Fiscal period ended November 30,
CLASS B SHARES                                       September 30, 2001(1),(2)  October 31, 2000(3)      1999           1998(4)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                          $ 28.78                $ 29.09            $ 26.28         $ 26.01
                                                              -------                -------            -------         -------
Investment Operations:
         Net Investment Income                                   0.04                   0.20               0.16            0.14
         Net Gains (Losses) on Investments
          (both realized and unrealized)                        (4.54)                 (0.30)              2.94            0.24
                                                              -------                -------            -------         -------
         Total From Investment Operations                       (4.50)                 (0.10)              3.10            0.38
                                                              -------                -------            -------         -------
Less Distributions:
         Dividends (from net investment income)                 (0.06)                 (0.21)             (0.18)          (0.11)
         Distributions (from capital gains)                     (0.21)                    --              (0.11)             --
                                                              -------                -------            -------         -------
         Total Distributions                                    (0.27)                 (0.21)             (0.29)          (0.11)
                                                              -------                -------            -------         -------
Net Asset Value, End of Period                                $ 24.01                $ 28.78            $ 29.09         $ 26.28
                                                              =======                =======            =======         =======
Total Return(5)                                                (15.72)%                (0.35)%            11.84%           1.50%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                               $12,081                $15,537            $14,278         $ 7,847
Ratio of Expenses to Average Net Assets                          1.91%                  1.36%              1.30%           1.04%
Ratio of Net Income to Average Net Assets                        0.16%                  0.75%              0.57%           0.95%
Ratio of Expenses to Average Net Assets (excluding waivers)      1.92%                  1.46%              1.46%           1.24%
Ratio of Net Income to Average Net Assets (excluding waivers)    0.15%                  0.65%              0.41%           0.75%
Portfolio Turnover Rate                                             4%                     7%                11%             26%
------------------------------------------------------------------------------------------------------------------------------------

(1)Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30. All ratios for the period have been annualized, except total return.

(4)Class B shares have been offered since March 31, 1998. All ratios for the period have been annualized, except total return.

(5)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            50 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


RELATIVE VALUE FUND (CONTINUED)

                                                                              Fiscal period
                                                                                  ended
CLASS C SHARES                                                          September 30, 2001(1),(2)
-------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                               $23.27
                                                                                   ------
Investment Operations:
         Net Investment Income                                                         --
         Net Gains (Losses) on Investments
          (both realized and unrealized)                                             0.82
                                                                                   ------
         Total From Investment Operations                                            0.82
                                                                                   ------
Less Distributions:
         Dividends (from net investment income)                                        --
         Distributions (from capital gains)                                            --
                                                                                   ------
         Total Distributions                                                           --
                                                                                   ------
Net Asset Value, End of Period                                                     $24.09
                                                                                   ======
Total Return(3)                                                                      3.57%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                    $   --
Ratio of Expenses to Average Net Assets                                              0.00%
Ratio of Net Income to Average Net Assets                                            0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)                          0.00%
Ratio of Net Income to Average Net Assets (excluding waivers)                        0.00%
Portfolio Turnover Rate                                                                 4%
-------------------------------------------------------------------------------------------------

(1)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            51 PROSPECTUS - First American Large Cap Funds
                                            Class A, Class B, and Class C Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information, and annual and semiannual reports, and on the First American funds' Internet Web site.

--------------------------------------------------------------------------------
FIRST AMERICAN FUNDS WEB SITE

Information about the First American funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROLRGR 1/02

SEC file number: 811-05309


[LOGO] FIRST AMERICAN FUNDS(TM)

[LOGO] FIRST AMERICAN FUNDS(TM)            JANUARY 28, 2002



                                           PROSPECTUS

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS -- STOCK FUNDS


                            LARGE CAP FUNDS
                             CLASS Y SHARES




                                           BALANCED FUND
                                           CAPITAL GROWTH FUND
                                           EQUITY INCOME FUND
                                           GROWTH & INCOME FUND
                                           LARGE CAP CORE FUND
                                           LARGE CAP GROWTH FUND
                                           LARGE CAP VALUE FUND
                                           RELATIVE VALUE FUND







                                           AS WITH ALL MUTUAL FUNDS, THE
                                           SECURITIES AND EXCHANGE COMMISSION
                                           HAS NOT APPROVED OR DISAPPROVED THE
                                           SHARES OF THESE FUNDS, OR DETERMINED
                                           IF THE INFORMATION IN THIS
                                           PROSPECTUS IS ACCURATE OR COMPLETE.
                                           ANY STATEMENT TO THE CONTRARY IS A
                                           CRIMINAL OFFENSE.

Table of

CONTENTS



       FUND SUMMARIES
--------------------------------------------------------------------------------
          Balanced Fund                                                2
--------------------------------------------------------------------------------
          Capital Growth Fund                                          5
--------------------------------------------------------------------------------
          Equity Income Fund                                           7
--------------------------------------------------------------------------------
          Growth & Income Fund                                         9
--------------------------------------------------------------------------------
          Large Cap Core Fund                                         11
--------------------------------------------------------------------------------
          Large Cap Growth Fund                                       13
--------------------------------------------------------------------------------
          Large Cap Value Fund                                        15
--------------------------------------------------------------------------------
          Relative Value Fund                                         17
--------------------------------------------------------------------------------
       POLICIES & SERVICES
--------------------------------------------------------------------------------
          Buying and Selling Shares                                   19
--------------------------------------------------------------------------------
          Managing Your Investment                                    21
--------------------------------------------------------------------------------
       ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
          Management                                                  22
--------------------------------------------------------------------------------
          More About The Funds                                        23
--------------------------------------------------------------------------------
          Financial Highlights                                        26
--------------------------------------------------------------------------------
       FOR MORE INFORMATION                                   Back Cover
--------------------------------------------------------------------------------

Fund Summaries

INTRODUCTION



This section of the prospectus describes the objectives of the First American Large Cap Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                                   1 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Fund Summaries

BALANCED FUND

--------------------------------------------------------------------------------
OBJECTIVE

Balanced Fund's objective is to maximize total return (capital appreciation plus income).

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Balanced Fund invests in a balanced portfolio of stocks and bonds. The mix of securities will change based on existing and anticipated market conditions. Over the long term, the fund's asset mix is likely to average approximately 60% equity securities and 40% debt securities. Under normal market conditions, the equity securities portion of the fund's portfolio will be invested primarily (at least 80% of the net assets, plus the amount of any borrowings for investment purposes) in common stocks that the advisor believes exhibit the potential for superior growth based on factors such as:

o        strong competitive position.

o        strong management.

o        sound financial condition.

Up to 25% of the equity portion of the fund may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Under normal market conditions, the debt securities portion of the fund's portfolio will be comprised of securities such as: U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) including zero coupon bonds; mortgage-and asset-backed securities; and corporate debt obligations.

In selecting debt securities for the fund, the advisor uses a "top-down" approach, which begins with the formulation of a general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. This is followed by the selection of individual securities.

The fund's debt securities will be rated investment grade at the time or purchase or, if unrated, determined to be of comparable quality by the fund's advisor. At least 65% of these securities will be either U.S. government securities or securities that have received at least an A or equivalent rating. The fund may invest up to 15% of the debt portion of its portfolio in foreign securities payable in United States dollars. Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund's weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks, growth stocks, and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained in "More About The Funds -- Investment Strategies".

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower interest rates.

RISKS OF DOLLAR ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.


                                   2 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Fund Summaries

BALANCED FUND CONTINUED

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark indices, which are broad measures of market performance. The fund's performance reflects fund expenses; the benchmarks are unmanaged, have no expenses and are unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these waivers were not in place, the fund's performance would be reduced.


                                   3 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Fund Summaries

BALANCED FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

8.24%   -4.27%   26.52%   12.63%   17.47%   16.51%   4.28%   7.78%   -8.41%
--------------------------------------------------------------------------------
1993     1994     1995     1996     1997     1998    1999    2000     2001

Best Quarter:       Quarter ending   December 31, 1998       14.09%
Worst Quarter:      Quarter ending   September 30, 2001      (9.93)%

AVERAGE ANNUAL TOTAL RETURNS                Inception                                Since
AS OF 12/31/01(1)                                Date    One Year   Five Years   Inception
------------------------------------------------------------------------------------------
Balanced Fund                                 3/30/92     (8.41)%        7.10%       8.91%
------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)                 (11.88)%       10.70%      13.57%
------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index(3)                             8.42%         7.42%       7.56%
------------------------------------------------------------------------------------------

(1)On 9/24/01, First American Balanced Fund combined with Firstar Balanced Growth Fund and Firstar Balanced Income Fund. Performance history prior to 9/24/01 represents that of Firstar Balanced Growth Fund.

(2)An unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 3/31/92.

(3)An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass through securities of Ginnie Mae, Fannie Mae and Freddie Mac. The Lehman Asset Backed Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto and home equity loans. The since inception performance of the index is calculated from 3/31/92.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    NONE
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------
Management Fees                                                                    0.65%
Distribution and Service (12b-1) Fees                                               None
Other Expenses                                                                     0.32%
Total Annual Fund Operating Expenses                                               0.97%
Waiver of Fund Expenses(2)                                                        (0.17)%
NET EXPENSES(2)                                                                    0.80%
-----------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.80%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $82
 3 years                                                                    $292
 5 years                                                                    $519
10 years                                                                  $1,172


                                   4 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Fund Summaries

CAPITAL GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Capital Growth Fund's objective is long-term growth of capital. Effective April 1, 2002, Capital Growth Fund's objective is to maximize long-term returns.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Capital Growth Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        above average growth in revenue and earnings.

o        strong competitive position.

o        strong management.

o        sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Effective April 1, 2002, the advisor will no longer utilize the following tax-efficient strategies in seeking to achieve the fund's objective.

The advisor seeks to achieve high after-tax returns by balancing investment considerations and tax considerations. The fund seeks to achieve returns primarily in the form of price appreciation (which is not subject to current tax) and to minimize income distributions and distributions of realized short-term gains (taxed as ordinary income). Among the main strategies used in the tax-efficient management of the fund are the following:

o investing primarily in lower-yielding growth stocks to minimize taxable dividend income.

o        employing a long-term, low turnover approach to investing.

o        attempting to avoid net realized short-term gains.

o selling stocks trading below cost to realize losses (when appropriate) in order to offset realized capital gains that would otherwise have to be distributed to shareholders.

o selling the highest-cost shares when selling appreciated stocks, in order to minimize realized capital gains.

o selectively using tax-advantaged hedging techniques as an alternative to taxable sales (including derivative instruments such as purchased put options, equity collars, equity swaps, covered short sales, and stock index futures contracts).

As a result of its tax-efficient strategy, the fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can always be avoided.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


                                   5 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Fund Summaries

CAPITAL GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR GRAPH]

28.22%     25.84%     -11.86%    -23.86%
--------------------------------------------------------------------------------
 1998       1999        2000       2001

Best Quarter:       Quarter ending   December 31, 1998        29.76%
Worst Quarter:      Quarter ending   March 31, 2001          (20.11)%

AVERAGE ANNUAL TOTAL RETURNS                       Inception                   Since
AS OF 12/31/01(1)                                       Date    One Year   Inception
------------------------------------------------------------------------------------
Capital Growth Fund                                  8/18/97    (23.86)%       3.07%
------------------------------------------------------------------------------------
Russell 1000 Growth Index(2)                                    (20.42)%       4.59%
------------------------------------------------------------------------------------
Standard & Poor's/BARRA 500 Growth Index(3)                     (12.70)%       7.13%
------------------------------------------------------------------------------------

(1)On 9/24/01, the Capital Growth Fund became the successor by merger to the Firstar Large Cap Growth Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Large Cap Growth Fund. The Firstar Large Cap Growth Fund was organized on 12/11/00 and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

(2)The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index and the Standard & Poor's/BARRA 500 Growth Index as benchmarks. Going forward, the fund will use the Russell 1000 Growth Index as a comparison, because its composition better matches the fund's investment objectives and strategies. The since inception performance of the index is calculated from 8/31/97.

(3)The Standard & Poor's/BARRA 500 Growth Index is an unmanaged market capitalization weighted index comprised of the stocks in the Standard & Poor's 500 Composite Index with the highest valuations and, in the adviser's view, the greatest growth opportunities. The since inception performance of the index is calculated from 8/31/97.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    NONE
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------
Management Fees                                                                    0.65%
Distribution and Service (12b-1) Fees                                               None
Other Expenses                                                                     0.34%
Total Annual Fund Operating Expenses                                               0.99%
Waiver of Fund Expenses(2)                                                        (0.09)%
NET EXPENSES(2)                                                                    0.90%
-----------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.90%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $92
 3 years                                                                    $306
 5 years                                                                    $538
10 years                                                                  $1,204


                                   6 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Fund Summaries

EQUITY INCOME FUND

--------------------------------------------------------------------------------
OBJECTIVE

Equity Income Fund's objective is long-term growth of capital and income.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Equity Income Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the fund's investment advisor believes are characterized by:

o        the ability to pay above average dividends.

o        the ability to finance expected growth.

o        strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests up to 20% of its total assets in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

RISKS OF NON-INVESTMENT GRADE SECURITIES. The fund may invest up to 20% of its total assets in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark indices, which are broad measures of market performance. The fund's performance reflects fund expenses; the benchmarks are unmanaged, have no expenses and are unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these waivers were not in place, the fund's performance would be reduced.


                                   7 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Fund Summaries

EQUITY INCOME FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

23.00%    20.28%     27.72%     16.22%     4.21%     12.63%    -4.25%
--------------------------------------------------------------------------------
 1995      1996       1997       1998      1999       2000      2001

Best Quarter:       Quarter ending   June 30, 1997           11.99%
Worst Quarter:      Quarter ending   September 30, 1999      (8.59)%

AVERAGE ANNUAL TOTAL RETURNS                 Inception                                Since
AS OF 12/31/00                                    Date    One Year   Five Years   Inception
-------------------------------------------------------------------------------------------
Equity Income Fund                              8/2/94     (4.25)%       10.78%      13.07%
-------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(1)                  (11.88)%       10.70%      14.75%
-------------------------------------------------------------------------------------------
Lehman Gov't/Credit Bond Index(2)                           8.48%         7.36%       7.75%
-------------------------------------------------------------------------------------------

(1)An unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 8/31/94.

(2)An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 8/31/94.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    NONE
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------
Management Fees                                                                    0.65%
Distribution and Service (12b-1) Fees                                               None
Other Expenses                                                                     0.30%
Total Annual Fund Operating Expenses                                               0.95%
Waiver of Fund Expenses(2)                                                        (0.05)%
NET EXPENSES(2)                                                                    0.90%
-----------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.90%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $92
 3 years                                                                    $298
 5 years                                                                    $520
10 years                                                                  $1,161


                                   8 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Fund Summaries

GROWTH & INCOME FUND

--------------------------------------------------------------------------------
OBJECTIVE

Growth & Income Fund's objective is long-term growth of capital and income.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Growth & Income Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the fund's investment advisor believes are characterized by:

o        the ability to grow dividends at an above average rate.

o        the ability to finance expected growth.

o        strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding paying securities if the advisor believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests up to 20% of its total assets in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

RISKS OF NON-INVESTMENT GRADE SECURITIES. The fund may invest up to 20% of its total assets in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmarks are unmanaged, have no expenses and are unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


                                   9 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Fund Summaries

GROWTH & INCOME FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

 5.48%  6.64%  0.14%  34.83%  25.03%  33.54%  22.77%  3.01%  5.73%  -16.18%
--------------------------------------------------------------------------------
 1992   1993   1994    1995    1996    1997    1998   1999   2000     2001

Best Quarter:       Quarter ending   December 31, 1998        17.77%
Worst Quarter:      Quarter ending   September 30, 2001      (14.80)%

AVERAGE ANNUAL TOTAL RETURNS                       Inception
AS OF 12/31/01(1)                                       Date    One Year   Five Years    Ten Years
--------------------------------------------------------------------------------------------------
Growth & Income Fund                                12/29/89    (16.18)%        8.40%       11.01%
--------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)                        (11.88)%       10.70%       12.93%
--------------------------------------------------------------------------------------------------

(1)On 9/24/01, the Growth & Income Fund became the successor by merger to the Firstar Growth & Income Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Growth & Income Fund.

(2)An unmanaged index of large-capitalization stocks.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    NONE
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------
Management Fees                                                                    0.65%
Distribution and Service (12b-1) Fees                                               None
Other Expenses                                                                     0.29%
Total Annual Fund Operating Expenses                                               0.94%
Waiver of Fund Expenses(2)                                                        (0.04)%
NET EXPENSES(2)                                                                    0.90%
-----------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.90%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $92
 3 years                                                                    $295
 5 years                                                                    $516
10 years                                                                  $1,151


                                  10 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Fund Summaries

LARGE CAP CORE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Core Fund's objective is long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Core Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $3 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        strong competitive position.

o        strong management.

o        sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


                                  11 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Fund Summaries

LARGE CAP CORE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

9.98%   -5.34%   30.03%   18.15%   22.91%   30.46%   14.29%   -1.22%   -22.21%
--------------------------------------------------------------------------------
1993     1994     1995     1996     1997     1998     1999     2000      2001

Best Quarter:       Quarter ending   December 31, 1998        24.04%
Worst Quarter:      Quarter ending   September 30, 2001      (17.48)%

AVERAGE ANNUAL TOTAL RETURNS                  Inception                                Since
AS OF 12/31/01(1)                                  Date    One Year   Five Years   Inception
--------------------------------------------------------------------------------------------
Large Cap Core Fund                            12/29/92    (22.21)%        7.09%       9.49%
--------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)                   (11.88)%       10.70%      13.54%
--------------------------------------------------------------------------------------------

(1)On 9/24/01, the Large Cap Core Fund became the successor by merger to the Firstar Large Cap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Large Cap Core Equity Fund.

(2)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 12/31/92.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    NONE
(AS A PERCENTAGE OF OFFERING PRICE)
                                                                                    NONE
MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE
OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------
Management Fees                                                                    0.65%
Distribution and Service (12b-1) Fees                                               None
Other Expenses                                                                     0.30%
Total Annual Fund Operating Expenses                                               0.95%
Waiver of Fund Expenses(2)                                                        (0.05)%
NET EXPENSES(2)                                                                    0.90%
-----------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.90%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $92
 3 years                                                                    $298
 5 years                                                                    $520
10 years                                                                  $1,161


                                  12 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Fund Summaries

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Growth Fund's objective is long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Growth Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        above average growth in revenue and earnings.

o        strong competitive position.

o        strong management.

o        sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these waivers were not in place, the fund's performance would be reduced.


                                  13 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Fund Summaries

LARGE CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

32.78%    23.23%    21.61%    24.05%    38.04%    -17.40%   -31.64%
--------------------------------------------------------------------------------
 1995      1996      1997      1998      1999       2000      2001

Best Quarter:       Quarter ending   December 31, 1999        22.71%
Worst Quarter:      Quarter ending   March 31, 2001          (25.29)%

AVERAGE ANNUAL TOTAL RETURNS                Inception                                Since
AS OF 12/31/01                                   Date    One Year   Five Years   Inception
------------------------------------------------------------------------------------------
Large Cap Growth Fund                          8/2/94    (31.64)%        3.29%       9.85%
------------------------------------------------------------------------------------------
Russell 1000 Growth Index(1)                             (20.42)%        8.27%      13.29%
------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)                 (11.88)%       10.70%      14.91%
------------------------------------------------------------------------------------------

(1)The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index as a benchmark. Going forward, the fund will use the Russell 1000 Growth Index as a comparison, because its composition better matches the fund's investment objectives and strategies. The since inception performance of the index is calculated from 8/31/94.

(2)An unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 8/31/94.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    NONE
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------
Management Fees                                                                    0.65%
Distribution and Service (12b-1) Fees                                               None
Other Expenses                                                                     0.29%
Total Annual Fund Operating Expenses                                               0.94%
Waiver of Fund Expenses(2)                                                        (0.04)%
NET EXPENSES(2)                                                                    0.90%
-----------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.90%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $92
 3 years                                                                    $295
 5 years                                                                    $516
10 years                                                                  $1,151


                                  14 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Fund Summaries

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Value Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. In selecting stocks, the fund's advisor invests in securities that it believes:

o are undervalued relative to other securities in the same industry or market.

o        exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these waivers were not in place, the fund's performance would be reduced.


                                  15 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Fund Summaries

LARGE CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

32.23%     29.47%     22.80%     9.99%     8.20%     0.46%    -7.71%
--------------------------------------------------------------------------------
 1995       1996       1997      1998      1999      2000      2001

Best Quarter:       Quarter ending   December 31, 1998        16.64%
Worst Quarter:      Quarter ending   September 30, 1998      (13.85)%

AVERAGE ANNUAL TOTAL RETURNS                Inception                                Since
AS OF 12/31/01                                   Date    One Year   Five Years   Inception
------------------------------------------------------------------------------------------
Large Cap Value Fund                           2/4/94     (7.71)%        6.27%      11.50%
------------------------------------------------------------------------------------------
Russell 1000 Value Index(1)                               (5.59)%       11.13%      13.99%
------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)                 (11.88)%       10.70%      14.19%
------------------------------------------------------------------------------------------

(1)The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard and Poor's 500 Composite Index as a benchmark. Going forward, the fund will use the Russell 1000 Value Index as a comparison, because its composition better matches the fund's investment objectives and strategies. The since inception performance of the index is calculated from 2/28/94.

(2)An unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 2/28/94.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    NONE
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------
Management Fees                                                                    0.65%
Distribution and Service (12b-1) Fees                                               None
Other Expenses                                                                     0.30%
Total Annual Fund Operating Expenses                                               0.95%
Waiver of Fund Expenses(2)                                                        (0.05)%
NET EXPENSES(2)                                                                    0.90%
-----------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.90%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $92
 3 years                                                                    $298
 5 years                                                                    $520
10 years                                                                  $1,161


                                  16 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Fund Summaries

RELATIVE VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Relative Value Fund's objective is to maximize after-tax total return from capital appreciation plus income. Effective April 1, 2002, Relative Value Fund's objective is to maximize total return from capital appreciation plus income.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks.

The advisor selects companies that it believes represent the best values within each industry sector as indicated by the following characteristics and which are undervalued relative to the stocks comprising the Russell 1000 Index.

o        price/earning ratios.

o        book value.

o        assets to liabilities ratio.

The advisor selects securities and attempts to maintain an acceptable level of risk largely through the use of automated quantitative models, together with economic forecasts and assessments of the risk and volatility of the company's industry. The advisor assesses the earnings and dividend growth prospects of the various companies' stocks and then considers the risk and volatility of the companies' industries. The advisor also considers other factors such as product position or market share.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Effective April 1, 2002, the advisor will no longer utilize the following tax-efficient strategies in seeking to achieve the fund's objective.

The advisor seeks to achieve high after-tax returns by balancing investment considerations and tax considerations. The fund seeks to achieve returns primarily in the form of price appreciation (which is not subject to current tax) and to moderate amount of dividend income. Among the main strategies used in the tax-efficient management of the fund are the following:

o        employing a long-term, low turnover approach to investing.

o attempting to avoid net realized short-term gains (taxed as ordinary income).

o        selling stocks trading below cost to realize losses (when appropriate).

o        selecting tax-favored share lots when selling appreciated stocks.

o selectively using tax-advantaged hedging techniques as an alternative to taxable sales (including derivative instruments such as purchased put options, equity collars, equity swaps, covered short sales, and stock index futures contracts).

As a result of its tax-efficient strategy, the fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can always be avoided.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


                                  17 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Fund Summaries

RELATIVE VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

18.50%      7.42%      -2.89%     -5.14%
--------------------------------------------------------------------------------
 1998       1999        2000       2001

Best Quarter:       Quarter ending   December 31, 1998        21.37%
Worst Quarter:      Quarter ending   September 30, 2001      (12.22)%

AVERAGE ANNUAL TOTAL RETURNS                       Inception                   Since
AS OF 12/31/01(1)                                       Date    One Year   Inception
-------------------------------------------------------------------------------------
Relative Value Fund                                  8/18/97     (5.14)%       5.33%
-------------------------------------------------------------------------------------
Russell 1000 Value Index(2)                                      (5.59)%       7.88%
-------------------------------------------------------------------------------------
Standard & Poor's/BARRA 500 Value Index(3)                      (11.68)%       6.42%
-------------------------------------------------------------------------------------

(1)On 9/24/01, the Relative Value Fund became the successor by merger to the Firstar Relative Value Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Relative Value Fund. The Firstar Relative Value Fund was organized on 12/11/00 and, prior to that was a separate series of Firstar Stellar Funds, Inc.

(2)The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index and the Standard & Poor's/BARRA 500 Value Index as benchmarks. Going forward, the fund will use the Russell 1000 Value Index as a comparison, because its composition better matches the fund's investment objective and strategies. The since inception performance of the index is calculated from 8/31/97.

(3)The Standard & Poor's/BARRA 500 Value Index is an unmanaged capitalization weighted index consisting of approximately 50% of the market capitalization of the Standard & Poor's 500 Composite Index with low price-to-book ratios. The since inception performance of the index is calculated from 8/31/97.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    NONE
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------
Management Fees                                                                    0.65%
Distribution and Service (12b-1) Fees                                               None
Other Expenses                                                                     0.30%
Total Annual Fund Operating Expenses                                               0.95%
Waiver of Fund Expenses(2)                                                        (0.05)%
NET EXPENSES(2)                                                                    0.90%
-----------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.90%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $92
 3 years                                                                    $298
 5 years                                                                    $520
10 years                                                                  $1,161

                                  18 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Policies & Services

BUYING AND SELLING SHARES

--------------------------------------------------------------------------------
MULTIPLE CLASS INFORMATION

The funds offer five different classes of shares. This prospectus offers Class Y shares that are sold through banks and other financial institutions that have entered into sales agreements with the funds' distributor. Class Y shares are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts. Class Y shares are typically held in an omnibus account with the transfer agent. While there is no initial or deferred sales charge on your purchase of Class Y shares, your investment professional or financial institution may receive a commission of up to 1.25% on your purchase. To find out whether you may purchase Class Y shares, contact your financial institution.

Class A, Class B, Class C and Class S shares of the funds are available through separate prospectuses. There are differences among the fees and expenses for each of the five classes. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance.

The following describes the features of each class:

o Class A shares are sold to the public with a sales charge at the time of purchase and annual distribution and service (12b-1) fees of 0.25%.

o Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and annual distribution and service (12b-1) fees of 1.00%.

o Class C shares are sold to the public with a sales charge at the time of purchase and annual distribution and service (12b-1) fees of 1.00% (may be subject to a CDSC).

o Class S shares are available to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity. Class S shares are sold without a sales charge or distribution fee, but with an annual shareholder servicing fee of 0.25%.

o Class Y shares are available to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity. Class Y shares are sold without a sales charge or distribution fee.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution. When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Shares may be purchased or sold on days when the New York Stock Exchange is open. Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0420-00013
Account Number: 112-952-137
Credit to: First American (NAME OF FUND, INVESTOR NAME AND INVESTOR ACCOUNT #)

You may sell your shares on any day when the New York Stock Exchange is open.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the funds must receive your purchase order by 3:00 p.m. Central time. In order for shares to be sold at that day's price, the funds must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds. Purchase orders and redemption requests may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

If the funds receive your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing readily marketable securities in the fund's portfolio, rather than paying you in cash. See "Policies & Services -- Managing Your Investment, Redemption In Kind."


                                  19 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Policies & Services

BUYING AND SELLING SHARES CONTINUED

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares currently have higher expenses than Class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

--------------------------------------------------------------------------------
REDEMPTION IN KIND

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption.


                                  20 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Policies & Services

MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXES ON DISTRIBUTIONS. Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. Because of their investment objectives and strategies, distributions for Capital Growth Fund, Large Cap Core Fund, Large Cap Growth Fund, Large Cap Value Fund and Relative Value Fund are expected to consist primarily of capital gains.

TAXES ON TRANSACTIONS. The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of readily marketable securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

TAX MANAGED STRATEGY. As a result of their tax-efficient strategies, Capital Growth Fund and Relative Value Fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can always be avoided. These tax-efficient strategies will not be in effect after April 1, 2002.


                                  21 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Additional Information

MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 2001, U.S. Bancorp Asset Management and its affiliates had more than $114 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed fiscal year.(1)

                                                                    Advisory fee
                                                                       as a % of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
BALANCED FUND                                                              0.68%
CAPITAL GROWTH FUND(2)                                                     0.83%
EQUITY INCOME FUND                                                         0.55%
GROWTH & INCOME FUND(2)                                                    0.72%
LARGE CAP CORE FUND(2)                                                     0.71%
LARGE CAP GROWTH FUND                                                      0.61%
LARGE CAP VALUE FUND                                                       0.60%
RELATIVE VALUE FUND(2)                                                     0.74%
--------------------------------------------------------------------------------

(1)Prior to May 2, 2001, First American Asset Management (FAAM), a division of U.S. Bank National Association, served as investment advisor to Balanced Fund, Equity Income Fund, Large Cap Growth Fund and Large Cap Value Fund; Firstar Investment Research & Management Company LLC (FIRMCO), an affiliate of FAAM, served as investment advisor to Capital Growth Fund, Growth & Income Fund, Large Cap Core Fund and Relative Value Fund. On May 2, 2001, FAAM and FIRMCO combined advisory operations to form U.S. Bancorp Asset Management, Inc. The investment advisory fees paid by each fund to U.S. Bancorp Asset Management did not change as a result of the combination.

(2)On September 24, 2001, Capital Growth Fund, Growth & Income Fund, Large Cap Core Fund and Relative Value Fund became the successors by merger to Firstar Large Cap Growth Fund, Firstar Growth & Income Fund, Firstar Large Cap Core Fund and Firstar Relative Value Fund, respectively. The fiscal year end for the Firstar funds was October 31; Capital Growth Fund, Growth & Income Fund, Large Cap Core Fund and Relative Value Fund each has a fiscal year end of September 30. Information presented in the table has been annualized for the eleven-month fiscal period ended September 30, 2001.

DIRECT CORRESPONDENCE TO:

First American Funds
P.O. Box 1330
Minneapolis, Minnesota 55440-1330

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

DISTRIBUTOR

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc. and First American Insurance Portfolios, Inc., and of up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bancorp Asset Management which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

PORTFOLIO MANAGEMENT

Each fund's investments are managed by a team of persons associated with U.S. Bancorp Asset Management.


                                  22 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Additional Information

MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES

The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

EFFECTIVE DURATION. Balanced Fund normally attempts to maintain an average effective duration of three to eight years for the debt securities portion of its portfolio. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage-and asset-backed securities, because the calculation requires assumptions about prepayment rates.

EFFECTIVE MATURITY. Balanced Fund normally attempts to maintain a weighted average effective maturity for the debt securities in its portfolio of 15 years or less. Effective maturity differs from actual stated or final maturity, which may be substantially longer. In calculating effective maturity, the advisor estimates the effect of expected principal payments and call provisions on securities held in the portfolio. Effective maturity provides the advisor with a better estimate of interest rate risk under normal market conditions, but may underestimate interest rate risk in an environment of adverse (rising) interest rates.

PORTFOLIO TURNOVER. Portfolio managers for the funds may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

MARKET RISK. All stocks are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates, or investor perceptions of the market. Prices also are affected by the outlook for overall corporate profitability.

SECTOR RISK. The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

COMPANY RISK. Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

FOREIGN SECURITY RISK. Each fund may invest up to 25% of its total assets (25% of the equity portion of its portfolio for Balanced Fund) in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. In addition, Balanced Fund may invest up to 15% of the debt portion of its portfolio in foreign securities payable in United States dollars. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

RISKS OF ACTIVE MANAGEMENT. Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their


                                  23 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Additional Information

MORE ABOUT THE FUNDS CONTINUED

active management, the funds could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING. When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments exposes a fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF BALANCED FUND, EQUITY INCOME FUND AND GROWTH & INCOME FUND

INTEREST RATE RISK. Debt securities in Balanced Fund, Equity Income Fund and Growth & Income Fund will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes.

CREDIT RISK. Balanced Fund, Equity Income Fund and Growth & Income Fund are subject to the risk that the issuers of debt securities held by a fund will not make payments on the securities. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell.

Balanced Fund attempts to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. When Balanced Fund purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.

As discussed in the "Fund Summaries" section, Equity Income Fund and Growth & Income Fund invest in convertible debt securities that are rated below investment grade and are therefore subject to additional credit risk.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF BALANCED FUND

CALL RISK. Many corporate bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. Balanced Fund is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

EXTENSION RISK. Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to extension risk, which is the risk that rising interest rates could cause the mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

PREPAYMENT RISK. Mortgage- and asset-backed securities also are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. Balanced Fund must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.


                                  24 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Additional Information

MORE ABOUT THE FUNDS CONTINUED

RISKS OF DOLLAR ROLL TRANSACTIONS. In a dollar roll transaction, Balanced Fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of the fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit Balanced Fund may depend upon the advisor's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by the fund increases the amount of the fund's assets that are subject to market risk, which could increase the volatility of the price of the fund's shares.


                                  25 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Additional Information

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class Y shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of operations for the fund or class of shares. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The financial highlights for the Balanced Fund as set forth herein include the historical financial highlights of the Firstar Balanced Growth Fund. The assets of the Firstar Fund were acquired by the First American Balanced Fund on September 24, 2001. In connection with such acquisition, Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the Balanced Fund and Firstar Balanced Growth Fund. Firstar Balanced Growth Fund is the accounting survivor.

The financial highlights for the Capital Growth Fund as set forth herein include the historical financial highlights of the Firstar Large Cap Growth Fund. The assets of the Firstar Fund were acquired by the First American Capital Growth Fund on September 24, 2001. In connection with such acquisition, Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.

The financial highlights for the Growth & Income Fund as set forth herein include the historical financial highlights of the Firstar Growth & Income Fund. The assets of the Firstar Fund were acquired by the First American Growth & Income Fund on September 24, 2001. In connection with such acquisition, Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

The financial highlights for the Large Cap Core Fund as set forth herein include the historical financial highlights of the Firstar Large Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Large Cap Core Fund on September 24, 2001. In connection with such acquisition, Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

The financial highlights for the Relative Value Fund as set forth herein include the historical financial highlights of the Firstar Relative Value Fund. The assets of the Firstar Fund were acquired by the First American Relative Value Fund on September 24, 2001. In connection with such acquisition, Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

The information for Equity Income Fund, Large Cap Growth Fund and Large Cap Value Fund for the fiscal years ended September 30, 2001, September 30, 2000, and September 30, 1999, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal years ended on or before September 30, 1998, has been audited by other auditors.

The information for Balanced Fund, Capital Growth Fund, Growth & Income Fund, Large Cap Core Fund, and Relative Value Fund for the fiscal period ended September 30, 2001 has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal periods ended on or before October 31, 2000, has been audited by other auditors.


                                  26 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


BALANCED FUND

                                                            Fiscal period
                                                                ended
                                                            September 30,              Fiscal year ended October 31,
                                                             2001(1),(2)       2000          1999          1998          1997
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                           $  13.87      $  12.43      $  12.32      $  12.59      $  11.55
                                                               --------      --------      --------      --------      --------
Investment Operations:
         Net Investment Income                                     0.16          0.26          0.24          0.26          0.27
         Net Gains (Losses) on Investments
          (both realized and unrealized)                          (2.20)         2.13          0.49          0.77          1.73
                                                               --------      --------      --------      --------      --------
         Total From Investment Operations                         (2.04)         2.39          0.73          1.03          2.00
                                                               --------      --------      --------      --------      --------
Less Distributions:
         Dividends (from net investment income)                   (0.23)        (0.26)        (0.23)        (0.27)        (0.27)
         Distributions (from capital gains)                       (2.07)        (0.69)        (0.39)        (1.03)        (0.69)
                                                               --------      --------      --------      --------      --------
         Total Distributions                                      (2.30)        (0.95)        (0.62)        (1.30)        (0.96)
                                                               --------      --------      --------      --------      --------
Net Asset Value, End of Period                                 $   9.53      $  13.87      $  12.43      $  12.32      $  12.59
                                                               ========      ========      ========      ========      ========
Total Return(3)                                                  (16.84)%       19.94%         5.87%         8.83%        18.39%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                $375,983      $163,158      $180,737      $188,123      $164,382
Ratio of Expenses to Average Net Assets                            0.97%         0.97%         0.93%         0.75%         0.75%
Ratio of Net Income to Average Net Assets                          2.21%         1.91%         1.84%         2.16%         2.31%
Ratio of Expenses to Average Net Assets (excluding waivers)        1.04%         1.03%         1.00%         0.99%         1.00%
Ratio of Net Income to Average Net Assets (excluding waivers)      2.14%         1.85%         1.77%         1.92%         2.06%
Portfolio Turnover Rate                                              54%           79%           69%           56%           70%
--------------------------------------------------------------------------------------------------------------------------------

(1)Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


CAPITAL GROWTH FUND

                                                           Fiscal period   Fiscal period
                                                               ended           ended
                                                           September 30,    October 31,       Fiscal period ended November 30,
                                                              2001(1)         2000(2)        1999          1998         1997(3)
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                           $  26.01      $  23.90      $  19.51      $  17.18      $  16.46
                                                               --------      --------      --------      --------      --------
Investment Operations:
         Net Investment Income (Loss)                             (0.05)        (0.03)         0.07          0.06          0.03
         Net Gains (Losses) on Investments
          (both realized and unrealized)                         (10.48)         2.14          4.83          3.30          0.73
                                                               --------      --------      --------      --------      --------
         Total From Investment Operations                        (10.53)         2.11          4.90          3.36          0.76
                                                               --------      --------      --------      --------      --------
Less Distributions:
         Dividends (from net investment income)                      --            --         (0.06)        (0.07)        (0.04)
         Distributions (from capital gains)                       (0.71)           --         (0.45)        (0.96)           --
                                                               --------      --------      --------      --------      --------
         Total Distributions                                      (0.71)           --         (0.51)        (1.03)        (0.04)
                                                               --------      --------      --------      --------      --------
Net Asset Value, End of Period                                 $  14.77      $  26.01      $  23.90      $  19.51      $  17.18
                                                               ========      ========      ========      ========      ========
Total Return(4)                                                  (41.46)%        8.83%        25.61%        20.91%         4.59%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                $131,961      $239,576      $186,177      $121,475      $109,087
Ratio of Expenses to Average Net Assets                            1.14%         1.13%         1.11%         1.09%         1.06%
Ratio of Net Income (Loss) to Average Net Assets                  (0.27)%       (0.15)%        0.17%         0.37%         0.68%
Ratio of Expenses to Average Net Assets (excluding waivers)        1.26%         1.23%         1.27%         1.29%         1.26%
Ratio of Net Income (Loss) to Average Net Assets
 (excluding waivers)                                              (0.39)%       (0.25)%        0.01%         0.17%         0.48%
Portfolio Turnover Rate                                              38%           35%           28%           48%           60%
--------------------------------------------------------------------------------------------------------------------------------

(1)Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return.

(2)Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30. All ratios for the period have been annualized, except total return.

(3)Commenced operations on August 18, 1997. All ratios for the period have been annualized, except total return.

(4)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                  27 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


EQUITY INCOME FUND

                                                                                 Fiscal year ended September 30,
                                                                  2001(1)        2000          1999          1998          1997
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $  16.37      $  16.00      $  15.74      $  15.70      $  12.66
                                                                 --------      --------      --------      --------      --------
Investment Operations:
         Net Investment Income                                       0.33          0.32          0.40          0.46          0.43
         Net Gains (Losses) on Investments
          (both realized and unrealized)                            (0.76)         1.47          1.17          0.88          3.40
                                                                 --------      --------      --------      --------      --------
         Total From Investment Operations                           (0.43)         1.79          1.57          1.34          3.83
                                                                 --------      --------      --------      --------      --------
Less Distributions:
         Dividends (from net investment income)                     (0.35)        (0.32)        (0.41)        (0.45)        (0.44)
         Distributions (from capital gains)                         (3.39)        (1.10)        (0.90)        (0.85)        (0.35)
                                                                 --------      --------      --------      --------      --------
         Total Distributions                                        (3.74)        (1.42)        (1.31)        (1.30)        (0.79)
                                                                 --------      --------      --------      --------      --------
Net Asset Value, End of Period                                   $  12.20      $  16.37      $  16.00      $  15.74      $  15.70
                                                                 ========      ========      ========      ========      ========
Total Return(2)                                                     (3.71)%       11.46%        10.10%         8.85%        31.45%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $267,361      $275,436      $350,775      $359,588      $369,919
Ratio of Expenses to Average Net Assets                              0.75%         0.75%         0.75%         0.75%         0.75%
Ratio of Net Income to Average Net Assets                            2.21%         1.99%         2.38%         2.81%         3.12%
Ratio of Expenses to Average Net Assets (excluding waivers)          0.90%         0.89%         0.88%         0.87%         0.92%
Ratio of Net Income to Average Net Assets (excluding waivers)        2.06%         1.85%         2.25%         2.69%         2.95%
Portfolio Turnover Rate                                                33%           36%           35%           14%           39%
----------------------------------------------------------------------------------------------------------------------------------

(1)Per share data calculated using average shares outstanding method.

(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

GROWTH & INCOME FUND

                                                              Fiscal period
                                                                  ended
                                                              September 30,              Fiscal year ended October 31,
                                                               2001(1),(2)      2000(2)        1999          1998          1997
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $  47.47      $  46.12      $  44.46      $  39.28      $  33.08
                                                                 --------      --------      --------      --------      --------
Investment Operations:
         Net Investment Income                                       0.20          0.26          0.41          0.47          0.46
         Net Gains (Losses) on Investments
          (both realized and unrealized)                           (11.49)         5.21          4.92          6.55          8.94
                                                                 --------      --------      --------      --------      --------
         Total From Investment Operations                          (11.29)         5.47          5.33          7.02          9.40
                                                                 --------      --------      --------      --------      --------
Less Distributions:
         Dividends (from net investment income)                     (0.21)        (0.22)        (0.46)        (0.45)        (0.47)
         Distributions (from capital gains)                         (4.76)        (3.90)        (3.21)        (1.39)        (2.73)
                                                                 --------      --------      --------      --------      --------
         Total Distributions                                        (4.97)        (4.12)        (3.67)        (1.84)        (3.20)
                                                                 --------      --------      --------      --------      --------
Net Asset Value, End of Period                                   $  31.21      $  47.47      $  46.12      $  44.46      $  39.28
                                                                 ========      ========      ========      ========      ========
Total Return(3)                                                    (26.15)%       12.83%        12.04%        18.35%        30.83%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $497,781      $524,828      $531,257      $474,603      $366,020
Ratio of Expenses to Average Net Assets                              0.93%         0.94%         0.92%         0.87%         0.87%
Ratio of Net Income to Average Net Assets                            0.59%         0.56%         0.99%         1.11%         1.34%
Ratio of Expenses to Average Net Assets (excluding waivers)          0.96%         0.95%         0.93%         0.94%         0.94%
Ratio of Net Income to Average Net Assets (excluding waivers)        0.56%         0.55%         0.98%         1.04%         1.27%
Portfolio Turnover Rate                                                51%           89%           62%           49%           31%
----------------------------------------------------------------------------------------------------------------------------------

(1)Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                  28 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


LARGE CAP CORE FUND

                                                          Fiscal period
                                                              ended
                                                          September 30,                 Fiscal year ended October 31,
                                                           2001(1),(2)       2000(2)        1999(2)        1998(2)        1997
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                        $    44.00     $    38.42     $    36.05     $    35.48     $    30.43
                                                            ----------     ----------     ----------     ----------     ----------
Investment Operations:
         Net Investment Income (Loss)                             0.06          (0.04)         (0.02)          0.07           0.04
         Net Gains (Losses) on Investments
          (both realized and unrealized)                        (14.25)          7.65           6.47           5.70           6.31
                                                            ----------     ----------     ----------     ----------     ----------
         Total From Investment Operations                       (14.19)          7.61           6.45           5.77           6.35
                                                            ----------     ----------     ----------     ----------     ----------
Less Distributions:
         Dividends (from net investment income)                     --             --          (0.04)         (0.03)            --
         Distributions (from capital gains)                      (4.88)         (2.03)         (4.04)         (5.17)         (1.30)
                                                            ----------     ----------     ----------     ----------     ----------
         Total Distributions                                     (4.88)         (2.03)         (4.08)         (5.20)         (1.30)
                                                            ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period                              $    24.93     $    44.00     $    38.42     $    36.05     $    35.48
                                                            ==========     ==========     ==========     ==========     ==========
Total Return(3)                                                 (35.70)%        20.24%         18.18%         18.89%         21.56%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                             $  316,213     $  339,166     $  306,832     $  197,798     $  181,650
Ratio of Expenses to Average Net Assets                           0.94%          0.95%          0.94%          0.89%          0.89%
Ratio of Net Income (Loss) to Average Net Assets                  0.20%         (0.10)%        (0.06)%         0.20%          0.09%
Ratio of Expenses to Average Net Assets (excluding waivers)       0.98%          0.96%          0.95%          0.96%          0.96%
Ratio of Net Income (Loss) to Average Net Assets
 (excluding waivers)                                              0.16%         (0.11)%        (0.07)%         0.13%          0.02%
Portfolio Turnover Rate                                             40%            60%            59%            52%            62%
-----------------------------------------------------------------------------------------------------------------------------------

(1)Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


LARGE CAP GROWTH FUND

                                                                               Fiscal year ended September 30,
                                                              2001(1)         2000           1999           1998           1997
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                        $    21.73     $    19.84     $    16.30     $    17.64     $    13.66
                                                            ----------     ----------     ----------     ----------     ----------
Investment Operations:
         Net Investment Income (Loss)                            (0.01)         (0.04)          0.02           0.13           0.12
         Net Gains (Losses) on Investments
          (both realized and unrealized)                        (10.21)          4.91           5.46           0.02           4.26
                                                            ----------     ----------     ----------     ----------     ----------
         Total From Investment Operations                       (10.22)          4.87           5.48           0.15           4.38
                                                            ----------     ----------     ----------     ----------     ----------
Less Distributions:
         Dividends (from net investment income)                     --             --          (0.06)         (0.13)         (0.13)
         Distributions (from capital gains)                      (2.07)         (2.98)         (1.88)         (1.36)         (0.27)
                                                            ----------     ----------     ----------     ----------     ----------
         Total Distributions                                     (2.07)         (2.98)         (1.94)         (1.49)         (0.40)
                                                            ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period                              $     9.44     $    21.73     $    19.84     $    16.30     $    17.64
                                                            ==========     ==========     ==========     ==========     ==========
Total Return(2)                                                 (51.31)%        26.13%         36.36%          1.07%         32.75%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                             $  594,163     $1,112,122     $  854,819     $  680,143     $  681,151
Ratio of Expenses to Average Net Assets                           0.80%          0.80%          0.80%          0.80%          0.80%
Ratio of Net Income (Loss) to Average Net Assets                 (0.06)%        (0.20)%         0.20%          0.82%          0.77%
Ratio of Expenses to Average Net Assets (excluding waivers)       0.89%          0.89%          0.89%          0.86%          0.89%
Ratio of Net Income (Loss) to Average Net Assets
 (excluding waivers)                                             (0.15)%        (0.29)%         0.11%          0.76%          0.68%
Portfolio Turnover Rate                                             77%            47%            57%            38%            34%
-----------------------------------------------------------------------------------------------------------------------------------

(1)Per share data calculated using average shares outstanding method.

(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                  29 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


LARGE CAP VALUE FUND

                                                                               Fiscal year ended September 30,
                                                              2001(1)         2000           1999           1998           1997
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                        $    20.64     $    23.17     $    22.42     $    28.75     $    22.60
                                                            ----------     ----------     ----------     ----------     ----------
Investment Operations:
         Net Investment Income                                    0.21           0.23           0.25           0.35           0.39
         Net Gains (Losses) on Investments
          (both realized and unrealized)                         (2.68)          0.21           4.46          (2.57)          7.90
                                                            ----------     ----------     ----------     ----------     ----------
         Total From Investment Operations                        (2.47)          0.44           4.71          (2.22)          8.29
                                                            ----------     ----------     ----------     ----------     ----------
Less Distributions:
         Dividends (from net investment income)                  (0.21)         (0.22)         (0.26)         (0.35)         (0.38)
         Distributions (from capital gains)                      (1.94)         (2.75)         (3.70)         (3.76)         (1.76)
                                                            ----------     ----------     ----------     ----------     ----------
         Total Distributions                                     (2.15)         (2.97)         (3.96)         (4.11)         (2.14)
                                                            ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period                              $    16.02     $    20.64     $    23.17     $    22.42     $    28.75
                                                            ==========     ==========     ==========     ==========     ==========
Total Return(2)                                                 (13.53)%         1.17%         22.28%         (8.47)%        39.13%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                             $  970,190     $1,186,787     $1,343,207     $1,253,845     $1,095,262
Ratio of Expenses to Average Net Assets                           0.80%          0.80%          0.80%          0.80%          0.80%
Ratio of Net Income (Loss) to Average Net Assets                  1.13%         (0.20)%         1.07%          1.40%          1.39%
Ratio of Expenses to Average Net Assets (excluding waivers)       0.90%          0.88%          0.90%          0.88%          0.89%
Ratio of Net Income (Loss) to Average Net Assets
 (excluding waivers)                                              1.03%         (0.28)%         0.97%          1.32%          1.30%
Portfolio Turnover Rate                                             64%            68%            61%            74%            57%
-----------------------------------------------------------------------------------------------------------------------------------

(1)Per share data calculated using average shares outstanding method.

(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


RELATIVE VALUE FUND

                                                           Fiscal period  Fiscal period
                                                               ended          ended
                                                           September 30,   October 31,         Fiscal period ended November 30,
                                                            2001(1),(2)      2000(3)         1999           1998         1997(4)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                        $    28.91     $    29.12     $    26.27     $    23.49     $    22.67
                                                            ----------     ----------     ----------     ----------     ----------
Investment Operations:
         Net Investment Income                                    0.27           0.26           0.23           0.18           0.08
         Net Gains (Losses) on Investments
          (both realized and unrealized)                         (4.56)         (0.19)          2.96           3.65           0.81
                                                            ----------     ----------     ----------     ----------     ----------
         Total From Investment Operations                        (4.29)          0.07           3.19           3.83           0.89
                                                            ----------     ----------     ----------     ----------     ----------
Less Distributions:
         Dividends (from net investment income)                  (0.29)         (0.28)         (0.23)         (0.23)         (0.07)
         Distributions (from capital gains)                      (0.21)            --          (0.11)         (0.82)            --
                                                            ----------     ----------     ----------     ----------     ----------
         Total Distributions                                     (0.50)         (0.28)         (0.34)         (1.05)         (0.07)
                                                            ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period                              $    24.12     $    28.91     $    29.12     $    26.27     $    23.49
                                                            ==========     ==========     ==========     ==========     ==========
Total Return(5)                                                 (14.95)%         0.25%         12.20%         16.95%          3.93%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                             $  344,495     $  467,711     $  466,203     $  386,405     $  312,056
Ratio of Expenses to Average Net Assets                           0.97%          1.11%          1.05%          1.04%          1.00%
Ratio of Net Income to Average Net Assets                         1.09%          1.00%          0.77%          0.95%          1.35%
Ratio of Expenses to Average Net Assets (excluding waivers)       0.98%          1.21%          1.21%          1.24%          1.20%
Ratio of Net Income to Average Net Assets
 (excluding waivers)                                              1.08%          0.90%          0.61%          0.75%          1.15%
Portfolio Turnover Rate                                              4%             7%            11%            26%            18%
-----------------------------------------------------------------------------------------------------------------------------------

(1)Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30. All ratios for the period have been annualized, except total return.

(4)Commenced operations on August 18, 1997. All ratios for the period have been annualized, except total return.

(5)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                  30 PROSPECTUS - First American Large Cap Funds
                                                  Class Y Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROLRGY 1/02

SEC file number: 811-05309


[LOGO] FIRST AMERICAN FUNDS(TM)

[LOGO] FIRST AMERICAN FUNDS(TM)            JANUARY 28, 2002



                                           PROSPECTUS

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS -- STOCK FUNDS


                            LARGE CAP FUNDS
                             CLASS S SHARES




                                           BALANCED FUND
                                           CAPITAL GROWTH FUND
                                           EQUITY INCOME FUND
                                           GROWTH & INCOME FUND
                                           LARGE CAP CORE FUND
                                           LARGE CAP GROWTH FUND
                                           LARGE CAP VALUE FUND
                                           RELATIVE VALUE FUND







                                           AS WITH ALL MUTUAL FUNDS, THE
                                           SECURITIES AND EXCHANGE COMMISSION
                                           HAS NOT APPROVED OR DISAPPROVED THE
                                           SHARES OF THESE FUNDS, OR DETERMINED
                                           IF THE INFORMATION IN THIS
                                           PROSPECTUS IS ACCURATE OR COMPLETE.
                                           ANY STATEMENT TO THE CONTRARY IS A
                                           CRIMINAL OFFENSE.

Table of
CONTENTS

FUND SUMMARIES
--------------------------------------------------------------------------------
  Balanced Fund                                                                2
--------------------------------------------------------------------------------
  Capital Growth Fund                                                          5
--------------------------------------------------------------------------------
  Equity Income Fund                                                           7
--------------------------------------------------------------------------------
  Growth & Income Fund                                                         9
--------------------------------------------------------------------------------
  Large Cap Core Fund                                                         11
--------------------------------------------------------------------------------
  Large Cap Growth Fund                                                       13
--------------------------------------------------------------------------------
  Large Cap Value Fund                                                        15
--------------------------------------------------------------------------------
  Relative Value Fund                                                         17
--------------------------------------------------------------------------------
POLICIES & SERVICES
--------------------------------------------------------------------------------
  Buying and Selling Shares                                                   19
--------------------------------------------------------------------------------
  Managing Your Investment                                                    21
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
  Management                                                                  22
--------------------------------------------------------------------------------
  More About The Funds                                                        23
--------------------------------------------------------------------------------
  Financial Highlights                                                        26
--------------------------------------------------------------------------------
FOR MORE INFORMATION                                                  Back Cover
--------------------------------------------------------------------------------

Fund Summaries

INTRODUCTION

This section of the prospectus describes the objectives of the First American Large Cap Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.






                                   1 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Fund Summaries

BALANCED FUND

--------------------------------------------------------------------------------
OBJECTIVE

Balanced Fund's objective is to maximize total return (capital appreciation plus income).

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Balanced Fund invests in a balanced portfolio of stocks and bonds. The mix of securities will change based on existing and anticipated market conditions. Over the long term, the fund's asset mix is likely to average approximately 60% equity securities and 40% debt securities. Under normal market conditions, the equity securities portion of the fund's portfolio will be invested primarily (at least 80% of the net assets, plus the amount of any borrowings for investment purposes) in common stocks that the advisor believes exhibit the potential for superior growth based on factors such as:

o        strong competitive position.

o        strong management.

o        sound financial condition.

Up to 25% of the equity portion of the fund may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Under normal market conditions, the debt securities portion of the fund's portfolio will be comprised of securities such as: U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) including zero coupon bonds; mortgage- and asset-backed securities; and corporate debt obligations.

In selecting debt securities for the fund, the advisor uses a "top-down" approach, which begins with the formulation of a general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. This is followed by the selection of individual securities.

The fund's debt securities will be rated investment grade at the time or purchase or, if unrated, determined to be of comparable quality by the fund's advisor. At least 65% of these securities will be either U.S. government securities or securities that have received at least an A or equivalent rating. The fund may invest up to 15% of the debt portion of its portfolio in foreign securities payable in United States dollars. Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund's weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks, growth stocks, and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained in "More About The Funds -- Investment Strategies".

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower interest rates.

RISKS OF DOLLAR ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.


                                   2 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Fund Summaries

BALANCED FUND CONTINUED


RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is intended to show you how performance of the fund's shares has varied from year to year. However, because Class S shares of the fund were first offered in 2000, only one calendar year of information is available.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fees and expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


                                   3 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Fund Summaries

BALANCED FUND CONTINUED


--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

   -8.60%
--------------------------------------------------------------------------------
    2001

Best Quarter:       Quarter ending   December 31, 2001          7.48%
Worst Quarter:      Quarter ending   September 30, 2001       (10.02)%


AVERAGE ANNUAL TOTAL RETURNS               Inception                   Since
AS OF 12/31/01(1)                               Date    One Year   Inception
-----------------------------------------------------------------------------
Balanced Fund                               11/27/00     (8.60)%     (6.97)%
-----------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)                (11.88)%    (10.58)%
-----------------------------------------------------------------------------
Lehman Aggregate Bond Index(3)                             8.42%       9.57%
--------------------------------------------------------------------------------

(1)On 9/24/01, First American Balanced Fund combined with Firstar Balanced Growth Fund and Firstar Balanced Income Fund. Performance history prior to 9/24/01 is that of Firstar Balanced Growth Fund.

(2)An unmanaged index of large-capitalization stocks. The since inception performance for the index is calculated from 11/30/00.

(3)An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass through securities of Ginnie Mae, Fannie Mae and Freddie Mac. The Lehman Asset Backed Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto and home equity loans. The since inception performance of the index is calculated from 11/30/00. Previously, the fund used the Lehman Government/Credit Bond Index as a benchmark. Going forward, the fund will use the Lehman Aggregate Bond Index as a comparison, because its composition better matches the fund's investment objective and strategies.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                              NONE
(AS A PERCENTAGE OF OFFERING PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                          NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------------------------
Management Fees                                                                              0.65%
Distribution and Service (12b-1) Fees                                                         None
Other Expenses
  Shareholder Servicing Fee                                                                  0.25%
  Miscellaneous                                                                              0.32%
Total Annual Fund Operating Expenses                                                         1.22%
Waiver of Fund Expenses(2)                                                                 (0.17)%
NET EXPENSES(2)                                                                              1.05%
--------------------------------------------------------------------------------------------------


(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.05%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                     $107
 3 years                                                                    $370
 5 years                                                                    $653
10 years                                                                  $1,460



                                   4 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Fund Summaries

CAPITAL GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Capital Growth Fund's objective is long-term growth of capital. Effective April 1, 2002, Capital Growth Fund's objective is to maximize long-term returns.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Capital Growth Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        above average growth in revenue and earnings.

o        strong competitive position.

o        strong management.

o        sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Effective April 1, 2002, the advisor will no longer utilize the following tax-efficient strategies in seeking to achieve the fund's objective.

The advisor seeks to achieve high after-tax returns by balancing investment considerations and tax considerations. The fund seeks to achieve returns primarily in the form of price appreciation (which is not subject to current tax) and to minimize income distributions and distributions of realized short-term gains (taxed as ordinary income). Among the main strategies used in the tax-efficient management of the fund are the following:

o investing primarily in lower-yielding growth stocks to minimize taxable dividend income.

o        employing a long-term, low turnover approach to investing.

o        attempting to avoid net realized short-term gains.

o selling stocks trading below cost to realize losses (when appropriate) in order to offset realized capital gains that would otherwise have to be distributed to shareholders.

o selling the highest-cost shares when selling appreciated stocks, in order to minimize realized capital gains.

o selectively using tax-advantaged hedging techniques as an alternative to taxable sales (including derivative instruments such as purchased put options, equity collars, equity swaps, covered short sales, and the purchase or sale of stock index futures contracts).

As a result of its tax-efficient strategy, the fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can always be avoided.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is intended to show you how performance of the fund's shares has varied from year to year. However, because Class S shares of the fund were first offered in 2000, only one calendar year of information is available.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                                   5 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Fund Summaries

CAPITAL GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

    -24.05%
--------------------------------------------------------------------------------
      2001


Best Quarter:       Quarter ending   December 31, 2001         12.66%
Worst Quarter:      Quarter ending   March 31, 2001           (20.15)%


AVERAGE ANNUAL TOTAL RETURNS                                 Inception                   Since
AS OF 12/31/01(1)                                                 Date    One Year   Inception
-----------------------------------------------------------------------------------------------
Capital Growth Fund                                           12/11/00    (24.05)%    (29.73)%
-----------------------------------------------------------------------------------------------
Russell 1000 Growth Index(2)                                              (20.42)%    (20.42)%
-----------------------------------------------------------------------------------------------
Standard & Poor's/BARRA 500 Growth Stock Index(3)                         (12.70)%    (12.70)%
-----------------------------------------------------------------------------------------------


(1)On 9/24/01, the Capital Growth Fund became the successor by merger to the Firstar Large Cap Growth Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Large Cap Growth Fund. The Firstar Large Cap Growth Fund was organized on 12/11/00 and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

(2)The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index and the Standard & Poor's/BARRA 500 Growth Index as benchmarks. Going forward, the fund will use the Russell 1000 Growth Index as a comparison, because its composition better matches the fund's investment objective and strategies. The since inception performance of the indices is calculated from 12/31/00.

(3)The Standard & Poor's/BARRA 500 Growth Index is an unmanaged market capitalization weighted index comprised of the stocks in the Standard & Poor's 500 Composite Index with the highest valuations and, in the adviser's view, the greatest growth opportunities. The since inception performance of the indices is calculated from 12/31/00.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

---------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                              NONE
(AS A PERCENTAGE OF OFFERING PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                          NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------
Management Fees                                                                              0.65%
Distribution and Service (12b-1) Fees                                                         None
Other Expenses
  Shareholder Servicing Fee                                                                  0.25%
  Miscellaneous                                                                              0.34%
Total Annual Fund Operating Expenses                                                         1.24%
Waiver of Fund Expenses(2)                                                                 (0.09)%
NET EXPENSES(2)                                                                              1.15%
---------------------------------------------------------------------------------------------------


(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.15%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                     $117
 3 years                                                                    $384
 5 years                                                                    $672
10 years                                                                  $1,491


                                   6 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Fund Summaries

EQUITY INCOME FUND

--------------------------------------------------------------------------------
OBJECTIVE

Equity Income Fund's objective is long-term growth of capital and income.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Equity Income Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the fund's investment advisor believes are characterized by:

o        the ability to pay above average dividends.

o        the ability to finance expected growth.

o        strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests up to 20% of its total assets in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

RISKS OF NON-INVESTMENT GRADE SECURITIES. The fund may invest up to 20% of its total assets in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Because Class S shares were not offered for a full calendar year, information in the chart and the table is for the fund's Class A shares, which are offered through another prospectus. The classes will have substantially similar returns because they are invested in the same portfolio of securities and have similar operating expenses.


                                   7 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Fund Summaries

EQUITY INCOME FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)

[BAR CHART]


4.70%     3.85%     22.73%     19.80%     27.53%     15.68%     3.86%     12.28%     -4.37%
------------------------------------------------------------------------------------------
1993      1994       1995       1996       1997       1998      1999       2000       2001

Best Quarter:       Quarter ending   June 30, 1997            11.95%
Worst Quarter:      Quarter ending   September 30, 1999       (8.67)%



AVERAGE ANNUAL TOTAL RETURNS                       Inception                                Since
AS OF 12/31/01(1)                                       Date    One Year   Five Years   Inception
--------------------------------------------------------------------------------------------------
Equity Income Fund (Class A)(2)                     12/18/92     (4.37)%       10.47%      11.34%
--------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(3)                        (11.88)%       10.70%      13.53%
--------------------------------------------------------------------------------------------------
Lehman Gov't/Credit Bond Index(4)                                  8.48%        7.36%       7.23%
--------------------------------------------------------------------------------------------------


(1)Prior to 3/25/94, Boulevard Bank was the investment advisor of Equity Income Fund.

(2)Class A share returns do not reflect the 5.50% front-end sales charge normally imposed on those shares. Class S shares have no sales charge.

(3)An unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 12/31/92.

(4)An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 12/31/92.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


---------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                              NONE
(AS A PERCENTAGE OF OFFERING PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                          NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------
Management Fees                                                                              0.65%
Distribution and Service (12b-1) Fees                                                         None
Other Expenses
  Shareholder Servicing Fee                                                                  0.25%
  Miscellaneous                                                                              0.30%
Total Annual Fund Operating Expenses                                                         1.20%
Waiver of Fund Expenses(2)                                                                 (0.05)%
NET EXPENSES(2)                                                                              1.15%
---------------------------------------------------------------------------------------------------


(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.15%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                     $117
 3 years                                                                    $376
 5 years                                                                    $655
10 years                                                                  $1,449

                                   8 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Fund Summaries

GROWTH & INCOME FUND

--------------------------------------------------------------------------------
OBJECTIVE

Growth & Income Fund's objective is long-term growth of capital and income.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Growth & Income Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the fund's investment advisor believes are characterized by:

o        the ability to grow dividends at an above average rate.

o        the ability to finance expected growth.

o        strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding paying securities if the advisor believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests up to 20% of its total assets in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

RISKS OF NON-INVESTMENT GRADE SECURITIES. The fund may invest up to 20% of its total assets in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is intended to show you how performance of the fund's shares has varied from year to year. However, because Class S shares of the fund were first offered in 2000, only one calendar year of information is available.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                                   9 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Fund Summaries

GROWTH & INCOME FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

    -16.38%
--------------------------------------------------------------------------------
      2001

Best Quarter:       Quarter ending   December 31, 2001          9.08%
Worst Quarter:      Quarter ending   September 30, 2001      (14.86)%

AVERAGE ANNUAL TOTAL RETURNS                       Inception                   Since
AS OF 12/31/01(1)                                       Date    One Year   Inception
-------------------------------------------------------------------------------------
Growth & Income Fund                                11/27/00    (16.38)%    (15.26)%
-------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)                        (11.88)%    (10.58)%
-------------------------------------------------------------------------------------


(1)On 9/24/01, the Growth & Income Fund became the successor by merger to the Firstar Growth & Income Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Growth & Income Fund.

(2)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 11/30/00.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

---------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                              NONE
(AS A PERCENTAGE OF OFFERING PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                          NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------
Management Fees                                                                              0.65%
Distribution and Service (12b-1) Fees                                                         None
Other Expenses
  Shareholder Servicing Fee                                                                  0.25%
  Miscellaneous                                                                              0.29%
Total Annual Fund Operating Expenses                                                         1.19%
Waiver of Fund Expenses(2)                                                                 (0.04)%
NET EXPENSES(2)                                                                              1.15%
---------------------------------------------------------------------------------------------------


(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.15%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                     $117
 3 years                                                                    $374
 5 years                                                                    $650
10 years                                                                  $1,439

                                  10 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Fund Summaries

LARGE CAP CORE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Core Fund's objective is long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Core Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $3 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        strong competitive position.

o        strong management.

o        sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is intended to show you how performance of the fund's shares has varied from year to year. However, because Class S shares of the fund were first offered in 2000, only one calendar year of information is available

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                                  11 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Fund Summaries

LARGE CAP CORE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

    -22.40%
--------------------------------------------------------------------------------
      2001

Best Quarter:       Quarter ending   December 31, 2001         11.43%
Worst Quarter:      Quarter ending   September 30, 2001      (17.50)%

AVERAGE ANNUAL TOTAL RETURNS                       Inception                   Since
AS OF 12/31/01(1)                                       Date    One Year   Inception
-------------------------------------------------------------------------------------
Large Cap Core Fund                                 11/27/00    (22.40)%    (21.66)%
-------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(2)                        (11.88)%    (10.62)%
-------------------------------------------------------------------------------------


(1)On 9/24/01, the Large Cap Core Fund became the successor by merger to the Firstar Large Cap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Large Cap Core Equity Fund. Prior to 1/10/95, the Firstar fund offered one class of shares to investors without a distribution or shareholder servicing fee. Performance presented prior to 1/10/95 does not reflect these fees.

(2)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 11/30/00.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

---------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                              NONE
(AS A PERCENTAGE OF OFFERING PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                          NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------
Management Fees                                                                              0.65%
Distribution and Service (12b-1) Fees                                                         None
Other Expenses
  Shareholder Servicing Fee                                                                  0.25%
  Miscellaneous                                                                              0.30%
Total Annual Fund Operating Expenses                                                         1.20%
Waiver of Fund Expenses(2)                                                                 (0.05)%
NET EXPENSES(2)                                                                              1.15%
---------------------------------------------------------------------------------------------------


(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.15%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                     $117
 3 years                                                                    $376
 5 years                                                                    $655
10 years                                                                  $1,449

                                  12 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Fund Summaries

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Growth Fund's objective is long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Growth Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        above average growth in revenue and earnings.

o        strong competitive position.

o        strong management.

o        sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Because Class S shares were not offered for a full calendar year, information in the chart and the table is for the fund's Class A shares, which are offered through another prospectus. The classes will have substantially similar returns because they are invested in the same portfolio of securities and have similar operating expenses.


                                  13 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Fund Summaries

LARGE CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)

[BAR CHART]


-2.15%    -1.00%    32.43%    22.93%    21.42%    23.56%    37.76%    -17.64%    -31.82%
---------------------------------------------------------------------------------------
 1993      1994      1995      1996      1997      1998      1999       2000       2001


Best Quarter:       Quarter ending   December 31, 1999         22.65%
Worst Quarter:      Quarter ending   March 31, 2001           (25.34)%


AVERAGE ANNUAL TOTAL RETURNS                       Inception                                Since
AS OF 12/31/01                                          Date    One Year   Five Years   Inception
--------------------------------------------------------------------------------------------------
Large Cap Growth Fund (Class A)(1)                  12/18/92    (31.82)%        3.02%       6.64%
--------------------------------------------------------------------------------------------------
Russell 1000 Growth Index(2)                                    (20.42)%        8.27%      11.46%
--------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(3)                        (11.88)%       10.70%      13.53%
--------------------------------------------------------------------------------------------------


(1)Class A share returns do not reflect the 5.50% front-end sales charge normally imposed on those shares. Class S shares have no sales charge.

(2)The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index as a benchmark. Going forward, the fund will use the Russell 1000 Growth Index as a comparison, because its composition better matches the fund's investment objective and strategies. The since inception performance of the index is calculated from 12/31/92.

(3)An unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 12/31/92.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


---------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                              NONE
(AS A PERCENTAGE OF OFFERING PRICE) MAXIMUM DEFERRED SALES CHARGE (LOAD)                      NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------
Management Fees                                                                              0.65%
Distribution and Service (12b-1) Fees                                                         None
Other Expenses
  Shareholder Servicing Fee                                                                  0.25%
  Miscellaneous                                                                              0.29%
Total Annual Fund Operating Expenses                                                         1.19%
Waiver of Fund Expenses(2)                                                                  (0.04)%
NET EXPENSES(2)                                                                              1.15%
---------------------------------------------------------------------------------------------------


(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.15%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                     $117
 3 years                                                                    $374
 5 years                                                                    $650
10 years                                                                  $1,439


                                  14 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Fund Summaries

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Value Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. In selecting stocks, the fund's advisor invests in securities that it believes:

o are undervalued relative to other securities in the same industry or market.

o        exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Because Class S shares were not offered for a full calendar year, information in the chart and the table is for the fund's Class A shares, which are offered through another prospectus. The classes will have substantially similar returns because they are invested in the same portfolio of securities and have similar operating expenses.


                                  15 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Fund Summaries

LARGE CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)

[BAR CHART]


7.98%    15.10%    4.12%    31.94%    29.10%    22.41%    9.71%    7.91%    0.17%    -7.86%
------------------------------------------------------------------------------------------
1992      1993     1994      1995      1996      1997     1998     1999     2000      2001


Best Quarter:       Quarter ending   December 31, 1998         16.55%
Worst Quarter:      Quarter ending   September 30, 1998       (13.91)%



AVERAGE ANNUAL TOTAL RETURNS                       Inception
AS OF 12/31/01                                          Date    One Year   Five Years    Ten Years
---------------------------------------------------------------------------------------------------
Large Cap Value Fund (Class A)(1)                   12/22/87     (7.86)%        5.99%       11.42%
---------------------------------------------------------------------------------------------------
Russell 1000 Value Index(2)                                      (5.59)%       11.13%       14.16%
---------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(3)                        (11.88)%       10.70%       12.93%
---------------------------------------------------------------------------------------------------


(1)Class A share returns do not reflect the 5.50% front-end sales charge normally imposed on those shares. Class S shares have no sales charge.

(2)The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard and Poor's 500 Composite Index as a benchmark. Going forward, the fund will use the Russell 1000 Value Index as a comparison, because its composition better matches the fund's investment objective and strategies.

(3)An unmanaged index of large-capitalization stocks.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

---------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                              NONE
(AS A PERCENTAGE OF OFFERING PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                          NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------
Management Fees                                                                              0.65%
Distribution and Service (12b-1) Fees                                                         None
Other Expenses
  Shareholder Servicing Fee                                                                  0.25%
  Miscellaneous                                                                              0.30%
Total Annual Fund Operating Expenses                                                         1.20%
Waiver of Fund Expenses(2)                                                                  (0.05)%
NET EXPENSES(2)                                                                              1.15%
---------------------------------------------------------------------------------------------------


(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.15%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                     $117
 3 years                                                                    $376
 5 years                                                                    $655
10 years                                                                  $1,449


                                  16 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Fund Summaries

RELATIVE VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Relative Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund. Effective April 1, 2002, Relative Value Fund's objective is to maximize total return from capital appreciation plus income.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. In selecting stocks, the fund's advisor invests in securities that it believes:

o are undervalued relative to other securities in the same industry or market.

o        exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Effective April 1, 2002, the advisor will no longer utilize the following tax-efficient strategies in seeking to achieve the fund's objective.

The advisor seeks to achieve high after-tax returns by balancing investment considerations and tax considerations. The fund seeks to achieve returns primarily in the form of price appreciation (which is not subject to current tax) and to a moderate amount of dividend income. Among the main strategies used in the tax-efficient management of the fund are the following:

o        employing a long-term, low turnover approach to investing.

o attempting to avoid net realized short-term gains (taxed as ordinary income).

o        selling stocks trading below cost to realize losses (when appropriate).

o        selecting tax-favored share lots when selling appreciated stocks.

o selectively using tax-advantaged hedging techniques as an alternative to taxable sales (including derivative instruments such as purchased put options, equity collars, equity swaps, covered short sales, and stock index futures contracts).

As a result of its tax-efficient strategy, the fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can always be avoided.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is intended to show you how performance of the fund's shares has varied from year to year. However, because Class S shares of the fund were first offered in 2000, only one calendar year of information is available

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


                                  17 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Fund Summaries

RELATIVE VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

   -5.37%
--------------------------------------------------------------------------------
    2001

Best Quarter:       Quarter ending   December 31, 2001          7.85%
Worst Quarter:      Quarter ending   September 30, 2001       (12.32)%

AVERAGE ANNUAL TOTAL RETURNS                         Inception                   Since
AS OF 12/31/01(1)                                         Date    One Year   Inception
---------------------------------------------------------------------------------------
Relative Value Fund                                   12/11/00     (5.37)%     (6.35)%
---------------------------------------------------------------------------------------
Russell 1000 Value Index(2)                                        (5.59)%     (5.59)%
---------------------------------------------------------------------------------------
Standard & Poor's/BARRA 500 Value Index(3)                        (11.68)%    (11.68)%
---------------------------------------------------------------------------------------


(1)On 9/24/01, the Relative Value Fund became the successor by merger to the Firstar Relative Value Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Relative Value Fund. The Firstar Relative Value Fund was organized on 12/11/00. Prior to 12/11/00, the fund was a separate series of Firstar Stellar Funds, Inc.

(2)The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index and the Standard & Poor's/BARRA 500 Value Index as benchmarks. Going forward, the fund will use the Russell 1000 Value Index as a comparison, because its composition better matches the fund's investment objective and strategies. The since inception performance of the index is calculated from 12/31/00.

(3)The Standard & Poor's/BARRA 500 Value Index is an unmanaged capitalization weighted index consisting of approximately 50% of the market capitalization of the Standard & Poor's 500 Composite Index with low price-to-book ratios. The since inception performance of the index is calculated from 12/31/00.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

---------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                              NONE
(AS A PERCENTAGE OF OFFERING PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                          NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------
Management Fees                                                                              0.65%
Distribution and Service (12b-1) Fees                                                         None
Other Expenses
  Shareholder Servicing Fee                                                                  0.25%
  Miscellaneous                                                                              0.30%
Total Annual Fund Operating Expenses                                                         1.20%
Waiver of Fund Expenses(2)                                                                  (0.05)%
NET EXPENSES(2)                                                                              1.15%
---------------------------------------------------------------------------------------------------


(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.15%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                     $117
 3 years                                                                    $376
 5 years                                                                    $655
10 years                                                                  $1,449


                                  18 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Policies & Services

BUYING AND SELLING SHARES

--------------------------------------------------------------------------------
MULTIPLE CLASS INFORMATION

The funds offer five different classes of shares. This prospectus offers Class S shares that are sold through banks and other financial institutions that have entered into sales agreements with the funds' distributor. Class S shares are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts. Class S shares are typically held in an omnibus account with the transfer agent. While there is no initial or deferred sales charge on your purchase of Class S shares, there is an annual shareholder servicing fee of 0.25% and your investment professional or financial institution may receive a commission of up to 1.25% on your purchase. To find out whether you may purchase Class S shares, contact your financial institution.

Class A, Class B, Class C and Class Y shares are available through separate prospectuses. There are differences among the fees and expenses for each of the five classes. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance.

The following describes the features of each class:

o Class A shares are sold to the public with a sales charge at the time of purchase and annual distribution and service (12b-1) fees of 0.25%.

o Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and annual distribution and service (12b-1) fees of 1.00%.

o Class C shares are sold to the public with a sales charge at the time of purchase and annual distribution and service (12b-1) fees of 1.00% (may be subject to a CDSC).

o Class S shares are available to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity. Class S shares are sold without a sales charge or distribution fee, but with an annual shareholder servicing fee of 0.25%.

o Class Y shares are available to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity. Class Y shares are sold without a sales charge or distribution fee.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution. Shares may be purchased or sold on any day when the New York Stock Exchange is open. When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

U.S. Bank National Association
ABA Number:  0420-00013
Account Number:  112-952-137
Credit to:  First American (NAME OF FUND, INVESTOR NAME AND INVESTOR ACCOUNT #)

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the funds must receive your purchase order by 3:00 p.m. Central time. In order for shares to be sold at that day's price, the funds must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds. Purchase orders and redemption requests may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

If the funds receive your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing readily marketable securities in the fund's portfolio, rather than paying you in cash. See "Policies & Services -- Managing Your Investment, Redemption In Kind."


                                  19 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Policies & Services

BUYING AND SELLING SHARES CONTINUED

--------------------------------------------------------------------------------
COMPENSATION PAID TO FINANCIAL INSTITUTIONS

The fund pays the distributor an annual shareholder servicing fee equal to 0.25% of the fund's average daily net assets to compensate the distributor for providing services to shareholders. The distributor may use this fee to compensate your financial institution for providing ongoing services to your account. The advisor, the administrator or the distributor may pay additional fees to financial institutions, using their own assets, in exchange for sales and/or administrative services performed on behalf of the financial institution's customers.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may exchange your shares for Class S shares of another First American fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class S shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

--------------------------------------------------------------------------------
REDEMPTION IN KIND

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption.

                                  20 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Policies & Services

MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXES ON DISTRIBUTIONS. Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. Because of their investment objectives and strategies, distributions for Capital Growth Fund, Large Cap Core Fund, Large Cap Growth Fund, Large Cap Value Fund and Relative Value Fund are expected to consist primarily of capital gains.

TAXES ON TRANSACTIONS. The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of readily marketable securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

TAX MANAGED STRATEGY. As a result of their tax-efficient strategies, Capital Growth Fund and Relative Value Fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can always be avoided. These tax-efficient strategies will not be in effect after April 1, 2002.

                                  21 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Additional Information

MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 2001, U.S. Bancorp Asset Management and its affiliates had more than $114 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed fiscal year.(1)

                                 Advisory fee
                                    as a % of
                                average daily
                                   net assets
----------------------------------------------
Balanced Fund                           0.68%
Capital Growth Fund(2)                  0.83%
Equity Income Fund                      0.55%
Growth & Income Fund(2)                 0.72%
Large Cap Core Fund(2)                  0.71%
Large Cap Growth Fund                   0.61%
Large Cap Value Fund                    0.60%
Relative Value Fund(2)                  0.74%
----------------------------------------------


(1)Prior to May 2, 2001, First American Asset Management (FAAM), a division of U.S. Bank National Association, served as investment advisor to Balanced Fund, Equity Income Fund, Large Cap Growth Fund and Large Cap Value Fund; Firstar Investment Research & Management Company LLC (FIRMCO), an affiliate of FAAM, served as investment advisor to Capital Growth Fund, Growth & Income Fund, Large Cap Core Fund and Relative Value Fund. On May 2, 2001, FAAM and FIRMCO combined advisory operations to form U.S. Bancorp Asset Management, Inc. The investment advisory fees paid by each fund to U.S. Bancorp Asset Management did not change as a result of the combination.

(2)On September 24, 2001, Capital Growth Fund, Growth & Income Fund, Large Cap Core Fund and Relative Value Fund became the successors by merger to Firstar Large Cap Growth Fund, Firstar Growth & Income Fund, Firstar Large Cap Core Fund and Firstar Relative Value Fund, respectively. The fiscal year end for the Firstar funds was October 31; Capital Growth Fund, Growth & Income Fund, Large Cap Core Fund and Relative Value Fund each has a fiscal year end of September 30. Information presented in the table has been annualized for the eleven-month fiscal period ended September 30, 2001.

DIRECT CORRESPONDENCE TO:
First American Funds
P.O. Box 1330
Minneapolis, Minnesota 55440-1330

INVESTMENT ADVISOR
U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

DISTRIBUTOR
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc. and First American Insurance Portfolios, Inc., and of up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bancorp Asset Management which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

PORTFOLIO MANAGEMENT

Each fund's investments are managed by a team of persons associated with U.S. Bancorp Asset Management.

                                  22 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Additional Information

MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES

The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

EFFECTIVE DURATION. Balanced Fund normally attempts to maintain an average effective duration of three to eight years for the debt securities portion of its portfolio. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates.

EFFECTIVE MATURITY. Balanced Fund normally attempts to maintain a weighted average effective maturity for the debt securities in its portfolio of 15 years or less. Effective maturity differs from actual stated or final maturity, which may be substantially longer. In calculating effective maturity, the advisor estimates the effect of expected principal payments and call provisions on securities held in the portfolio. Effective maturity provides the advisor with a better estimate of interest rate risk under normal market conditions, but may underestimate interest rate risk in an environment of adverse (rising) interest rates.

PORTFOLIO TURNOVER. Portfolio managers for the funds may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

MARKET RISK. All stocks are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates, or investor perceptions of the market. Prices also are affected by the outlook for overall corporate profitability.

SECTOR RISK. The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

COMPANY RISK. Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

FOREIGN SECURITY RISK. Each fund may invest up to 25% of its total assets (25% of the equity portion of its portfolio for Balanced Fund) in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. In addition, Balanced Fund may invest up to 15% of the debt portion of its portfolio in foreign securities payable in United States dollars. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.


                                  23 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Additional Information

MORE ABOUT THE FUNDS CONTINUED

RISKS OF ACTIVE MANAGEMENT. Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING. When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments exposes a fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF BALANCED FUND, EQUITY INCOME FUND AND GROWTH & INCOME FUND

INTEREST RATE RISK. Debt securities in Balanced Fund, Equity Income Fund and Growth & Income Fund will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes.

CREDIT RISK. Balanced Fund, Equity Income Fund and Growth & Income Fund are subject to the risk that the issuers of debt securities held by a fund will not make payments on the securities. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell.

Balanced Fund attempts to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. When Balanced Fund purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.

As discussed in the "Fund Summaries" section, Equity Income Fund and Growth & Income Fund invest in convertible debt securities that are rated below investment grade and are therefore subject to additional credit risk.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF BALANCED FUND

CALL RISK. Many corporate bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. Balanced Fund is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

EXTENSION RISK. Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to extension risk, which is the risk that rising interest rates could cause the mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

PREPAYMENT RISK. Mortgage- and asset-backed securities also are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. Balanced Fund must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.


                                  24 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Additional Information

MORE ABOUT THE FUNDS CONTINUED

RISKS OF DOLLAR ROLL TRANSACTIONS. In a dollar roll transaction, Balanced Fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of the fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit Balanced Fund may depend upon the advisor's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by the fund increases the amount of the fund's assets that are subject to market risk, which could increase the volatility of the price of the fund's shares.






                                  25 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Additional Information

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class S shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of operations for the fund or class of shares. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The financial highlights for the Balanced Fund as set forth herein include the historical financial highlights of the Firstar Balanced Growth Fund. The assets of the Firstar Fund were acquired by the First American Balanced Fund on September 24, 2001. In connection with such acquisition, Class Y shares of the Firstar Balanced Growth Fund were exchanged for Class S shares of the First American Balanced Fund. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the Balanced Fund and Firstar Balanced Growth Fund. Firstar Balanced Growth Fund is the accounting survivor.

The financial highlights for the Capital Growth Fund as set forth herein include the historical financial highlights of the Firstar Large Cap Growth Fund. The assets of the Firstar Fund were acquired by the First American Capital Growth Fund on September 24, 2001. In connection with such acquisition, Class Y shares of the Firstar Large Cap Growth Fund were exchanged for Class S shares of the First American Capital Growth Fund.

The financial highlights for the Growth & Income Fund as set forth herein include the historical financial highlights of the Firstar Growth & Income Fund. The assets of the Firstar Fund were acquired by the First American Growth & Income Fund on September 24, 2001. In connection with such acquisition, Class Y shares of the Firstar Growth & Income Fund were exchanged for Class S shares of the First American Growth & Income Fund.

The financial highlights for the Large Cap Core Fund as set forth herein include the historical financial highlights of the Firstar Large Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Large Cap Core Fund on September 24, 2001. In connection with such acquisition, Class Y shares of the Firstar Large Cap Core Equity Fund were exchanged for Class S shares of the First American Large Cap Core Fund.

The financial highlights for the Relative Value Fund as set forth herein include the historical financial highlights of the Firstar Relative Value Fund. The assets of the Firstar Fund were acquired by the First American Relative Value Fund on September 24, 2001. In connection with such acquisition, Class Y shares of the Firstar Relative Value Fund were exchanged for Class S shares of the First American Relative Value Fund.

The information for the fiscal period ended September 30, 2001, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

BALANCED FUND

                                                                                Fiscal period
                                                                                     ended
                                                                            September 30, 2001(1,2)
---------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                               $    11.27
                                                                                   ----------
Investment Operations:
         Net Investment Income                                                           0.18
         Net Gains (Losses) on Investments (both realized and unrealized)               (1.74)
                                                                                   ----------
         Total From Investment Operations                                               (1.56)
                                                                                   ----------
Less Distributions:
         Dividends (from net investment income)                                         (0.21)
         Distributions (from capital gains)                                                --
                                                                                   ----------
         Total Distributions                                                            (0.21)
                                                                                   ----------
Net Asset Value, End of Period                                                     $     9.50
                                                                                   ==========
Total Return(3)                                                                        (14.03)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                    $   39,527
Ratio of Expenses to Average Net Assets                                                  1.22%
Ratio of Net Income to Average Net Assets                                                1.94%
Ratio of Expenses to Average Net Assets (excluding waivers)                              1.28%
Ratio of Net Income to Average Net Assets (excluding waivers)                            1.88%
Portfolio Turnover Rate                                                                    54%
----------------------------------------------------------------------------------------------


(1)Class S shares have been offered since November 27, 2000. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                  26 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED

CAPITAL GROWTH FUND

                                                                           Fiscal period
                                                                               ended
                                                                        September 30, 2001(1)
---------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                        $    24.01
                                                                            ----------
Investment Operations:
         Net Investment Income (Loss)                                            (0.08)
         Net Gains (Losses) on Investments (both realized and unrealized)        (9.24)
                                                                            ----------
         Total From Investment Operations                                        (9.32)
                                                                            ----------
Less Distributions:
         Dividends (from net investment income)                                     --
         Distributions (from capital gains)                                         --
                                                                            ----------
         Total Distributions                                                        --
                                                                            ----------
Net Asset Value, End of Period                                              $    14.69
                                                                            ==========
Total Return(2)                                                                 (38.82)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                             $   11,881
Ratio of Expenses to Average Net Assets                                           1.39%
Ratio of Net Income (Loss) to Average Net Assets                                 (0.55)%
Ratio of Expenses (Loss) to Average Net Assets (excluding waivers)                1.60%
Ratio of Net Income (Loss) to Average Net Assets (excluding waivers)             (0.76)%
Portfolio Turnover Rate                                                             38%
--------------------------------------------------------------------------------------

(1)Class S shares have been offered since December 11, 2000. All ratios for the period have been annualized, except total return.

(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

EQUITY INCOME FUND

                                                                               Fiscal period
                                                                                   ended
                                                                         September 30, 2001(1,2)
------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                               $ 11.57
                                                                                   -------
Investment Operations:
         Net Investment Income (Loss)                                                 0.01
         Net Gains (Losses) on Investments (both realized and unrealized)             0.54
                                                                                   -------
         Total From Investment Operations                                             0.55
                                                                                   -------
Less Distributions:
         Dividends (from net investment income)                                         --
         Distributions (from capital gains)                                             --
                                                                                   -------
         Total Distributions                                                            --
                                                                                   -------
Net Asset Value, End of Period                                                     $ 12.12
                                                                                   =======
Total Return(3)                                                                       4.75%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                    $   328
Ratio of Expenses to Average Net Assets                                               1.23%
Ratio of Net Income to Average Net Assets                                             4.08%
Ratio of Expenses to Average Net Assets (excluding waivers)                           1.42%
Ratio of Net Income to Average Net Assets (excluding waivers)                         3.89%
Portfolio Turnover Rate                                                                 33%
------------------------------------------------------------------------------------------


(1)Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                  27 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED

GROWTH & INCOME FUND

                                                                                 Fiscal period
                                                                                     ended
                                                                             September 30, 2001(1,2)
----------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                               $    40.86
                                                                                   ----------
Investment Operations:
         Net Investment Income (Loss)                                                    0.10
         Net Gains (Losses) on Investments (both realized and unrealized)               (9.68)
                                                                                   ----------
         Total From Investment Operations                                               (9.58)
                                                                                   ----------
Less Distributions:
         Dividends (from net investment income)                                         (0.14)
         Distributions (from capital gains)                                                --
                                                                                   ----------
         Total Distributions                                                            (0.14)
                                                                                   ----------
Net Asset Value, End of Period                                                     $    31.14
                                                                                   ==========
Total Return(3)                                                                        (23.50)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                    $   44,821
Ratio of Expenses to Average Net Assets                                                  1.17%
Ratio of Net Income to Average Net Assets                                                0.31%
Ratio of Expenses to Average Net Assets (excluding waivers)                              1.20%
Ratio of Net Income to Average Net Assets (excluding waivers)                            0.28%
Portfolio Turnover Rate                                                                    51%
---------------------------------------------------------------------------------------------


(1)Class S shares have been offered since November 27, 2000. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

LARGE CAP CORE FUND

                                                                               Fiscal period
                                                                                    ended
                                                                           September 30, 2001(1,2)
--------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                               $   35.53
                                                                                   ---------
Investment Operations:
         Net Investment Income (Loss)                                                  (0.01)
         Net Gains (Losses) on Investments (both realized and unrealized)             (11.07)
                                                                                   ---------
         Total From Investment Operations                                             (11.08)
                                                                                   ---------
Less Distributions:
         Dividends (from net investment income)                                           --
         Distributions (from capital gains)                                               --
                                                                                   ---------
         Total Distributions                                                              --
                                                                                   ---------
Net Asset Value, End of Period                                                     $   24.45
                                                                                   =========
Total Return(3)                                                                       (31.16)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                    $   2,802
Ratio of Expenses to Average Net Assets                                                 1.18%
Ratio of Net Income (Loss) to Average Net Assets                                       (0.03)%
Ratio of Expenses to Average Net Assets (excluding waivers)                             1.22%
Ratio of Net Income (Loss) to Average Net Assets (excluding waivers)                   (0.07)%
Portfolio Turnover Rate                                                                   40%
--------------------------------------------------------------------------------------------


(1)Class S shares have been offered since November 27, 2000. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                  28 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED

LARGE CAP GROWTH FUND

                                                                                Fiscal period
                                                                                    ended
                                                                           September 30, 2001(1,2)
--------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                               $ 9.07
                                                                                   ------
Investment Operations:
         Net Investment Income (Loss)                                                  --
         Net Gains (Losses) on Investments (both realized and unrealized)            0.26
                                                                                   ------
         Total From Investment Operations                                            0.26
                                                                                   ------
Less Distributions:
         Dividends (from net investment income)                                        --
         Distributions (from capital gains)                                            --
                                                                                   ------
         Total Distributions                                                           --
                                                                                   ------
Net Asset Value, End of Period                                                     $ 9.33
                                                                                   ======
Total Return(3)                                                                      2.87%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                    $   --
Ratio of Expenses to Average Net Assets                                              0.00%
Ratio of Net Income to Average Net Assets                                            0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)                          0.00%
Ratio of Net Income to Average Net Assets (excluding waivers)                        0.00%
Portfolio Turnover Rate                                                                77%
-----------------------------------------------------------------------------------------


(1)Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

LARGE CAP VALUE FUND

                                                                                Fiscal period
                                                                                   ended
                                                                          September 30, 2001(1,2)
----------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                               $15.32
                                                                                   ------
Investment Operations:
         Net Investment Income (Loss)                                                  --
         Net Gains (Losses) on Investments (both realized and unrealized)            0.65
                                                                                   ------
         Total From Investment Operations                                            0.65
                                                                                   ------
Less Distributions:
         Dividends (from net investment income)                                        --
         Distributions (from capital gains)                                            --
                                                                                   ------
         Total Distributions                                                           --
                                                                                   ------
Net Asset Value, End of Period                                                     $15.97
                                                                                   ======
Total Return(3)                                                                      4.24%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                    $   --
Ratio of Expenses to Average Net Assets                                              0.00%
Ratio of Net Income to Average Net Assets                                            0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)                          0.00%
Ratio of Net Income to Average Net Assets (excluding waivers)                        0.00%
Portfolio Turnover Rate                                                                64%
-----------------------------------------------------------------------------------------


(1)Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                  29 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED

RELATIVE VALUE FUND

                                                                                  Fiscal period
                                                                                      ended
                                                                             September 30, 2001(1,2)
----------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                               $    28.11
                                                                                   ----------
Investment Operations:
         Net Investment Income                                                           0.19
         Net Gains (Losses) on Investments (both realized and unrealized)               (3.99)
                                                                                   ----------
         Total From Investment Operations                                               (3.80)
                                                                                   ----------
Less Distributions:
         Dividends (from net investment income)                                         (0.25)
         Distributions (from capital gains)                                                --
                                                                                   ----------
         Total Distributions                                                            (0.25)
                                                                                   ----------
Net Asset Value, End of Period                                                     $    24.06
                                                                                   ==========
Total Return(3)                                                                        (13.53)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                    $   34,004
Ratio of Expenses to Average Net Assets                                                  1.20%
Ratio of Net Income to Average Net Assets                                                0.92%
Ratio of Expenses to Average Net Assets (excluding waivers)                              1.21%
Ratio of Net Income to Average Net Assets (excluding waivers)                            0.91%
Portfolio Turnover Rate                                                                     4%
---------------------------------------------------------------------------------------------


(1)Class S shares have been offered since December 11, 2000. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                  30 PROSPECTUS - First American Large Cap Funds
                                                  Class S Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.











FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROLRGS  1/02

SEC file number:   811-05309

[LOGO] FIRST AMERICAN FUNDS(TM)            JANUARY 28, 2002



                                           PROSPECTUS

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS -- STOCK FUNDS


                               SECTOR FUNDS
       CLASS A, CLASS B, AND CLASS C SHARES


                                           HEALTH SCIENCES FUND
                                           REAL ESTATE SECURITIES FUND
                                           SCIENCE & TECHNOLOGY FUND
                                           TECHNOLOGY FUND








                                           AS WITH ALL MUTUAL FUNDS, THE
                                           SECURITIES AND EXCHANGE COMMISSION
                                           HAS NOT APPROVED OR DISAPPROVED THE
                                           SHARES OF THESE FUNDS, OR DETERMINED
                                           IF THE INFORMATION IN THIS
                                           PROSPECTUS IS ACCURATE OR COMPLETE.
                                           ANY STATEMENT TO THE CONTRARY IS A
                                           CRIMINAL OFFENSE.

Table of

CONTENTS



       FUND SUMMARIES
--------------------------------------------------------------------------------
          Health Sciences Fund                                         2
--------------------------------------------------------------------------------
          Real Estate Securities Fund                                  5
--------------------------------------------------------------------------------
          Science & Technology Fund                                    7
--------------------------------------------------------------------------------
          Technology Fund                                             10
--------------------------------------------------------------------------------
       POLICIES & SERVICES
--------------------------------------------------------------------------------
          Buying Shares                                               13
--------------------------------------------------------------------------------
          Selling Shares                                              17
--------------------------------------------------------------------------------
          Managing Your Investment                                    19
--------------------------------------------------------------------------------
       ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
          Management                                                  20
--------------------------------------------------------------------------------
          More About The Funds                                        21
--------------------------------------------------------------------------------
          Financial Highlights                                        23
--------------------------------------------------------------------------------
       FOR MORE INFORMATION                                   Back Cover
--------------------------------------------------------------------------------

Fund Summaries

INTRODUCTION



This section of the prospectus describes the objectives of the First American Sector Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                             1 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

HEALTH SCIENCES FUND

--------------------------------------------------------------------------------
OBJECTIVE

Health Sciences Fund has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Health Sciences Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies which develop, produce, or distribute products or services connected with health care or medicine, and which derive at least 50% of their assets, revenues, or profits from these products or services at the time of investment.

Examples of products or services connected with health care or medicine include:

o        pharmaceuticals.

o        health care services and administration.

o        diagnostics.

o        medical equipment and supplies.

o        medical technology.

o        medical research and development.

The fund's advisor will invest in companies that it believes have the potential for above average growth in revenue and earnings as a result of new or unique products, processes or services; increasing demand for a company's products or services; established market leadership; or exceptional management.

The fund's investments may include development stage companies (companies that do not have significant revenues) and small- and mid-capitalization companies. The fund may also invest in real estate investment trusts (REITs) that finance medical care facilities. REITs are publicly traded corporations or trusts that acquire, hold and manage real estate.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

RISKS OF THE HEALTH SCIENCES SECTOR. Because the fund invests primarily in stocks related to health care or medicine, it is particularly susceptible to risks associated with the health sciences industries. Many products and services in the health sciences industries may become rapidly obsolete due to technological and scientific advances. In addition, governmental regulation may have a material effect on the demand for products and services in these industries.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological, or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF DEVELOPMENT STAGE, SMALL- AND MID-CAP STOCKS. Stocks of development stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF REAL ESTATE INVESTMENT TRUSTS (REITs). REITs will be affected by changes in the values of and incomes from the properties they own or the credit quality of the mortgages they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.


                             2 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

HEALTH SCIENCES FUND CONTINUED

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


                             3 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

HEALTH SCIENCES FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

16.14%     -6.94%     -1.32%      46.88%      -11.98%
--------------------------------------------------------------------------------
 1997       1998       1999        2000         2001

Best Quarter:       Quarter ending   June 30, 2000             20.06%
Worst Quarter:      Quarter ending   September 30, 1998       (22.34)%

                                                                                Since           Since          Since
AVERAGE ANNUAL TOTAL RETURNS         Inception                              Inception       Inception      Inception
AS OF 12/31/01                            Date    One Year   Five Year      (Class A)       (Class B)      (Class C)
--------------------------------------------------------------------------------------------------------------------
Health Sciences Fund (Class A)         1/31/96    (16.83)%       5.44%          4.49%             N/A            N/A
--------------------------------------------------------------------------------------------------------------------
Health Sciences Fund (Class B)         1/31/96    (17.01)%       5.54%            N/A           4.59%            N/A
--------------------------------------------------------------------------------------------------------------------
Health Sciences Fund (Class C)          2/1/00    (14.39)%         N/A            N/A             N/A          8.55%
--------------------------------------------------------------------------------------------------------------------
Standard & Poor's Health Care
Composite Index(1)                                (12.88)%      16.00%         15.67%          15.67%          5.83%
--------------------------------------------------------------------------------------------------------------------

(1) An unmanaged index comprised of health care stocks in the Standard & Poor's 500 Index (an unmanaged index of large capitalization stocks). The since inception performance of the index for Class A, Class B and Class C shares is calculated from 1/31/96, 1/31/96 and 1/31/00, respectively.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

---------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                    CLASS A   CLASS B    CLASS C
---------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                                     5.50%     5.00%      2.00%

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                                5.50%(1)  0.00%      1.00%
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                            0.00%(2)  5.00%      1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL MAINTENANCE FEE(3)                                                                        $25       $25        $25
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES(4) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.70%     0.70%      0.70%
Distribution and Service (12b-1) Fees                                                           0.25%     1.00%      1.00%
Other Expenses                                                                                  0.57%     0.57%      0.57%
Total Annual Fund Operating Expenses                                                            1.52%     2.27%      2.27%
Waiver of Fund Expenses(5)                                                                     (0.29)%   (0.29)%    (0.29)%
NET EXPENSES(5)                                                                                 1.23%     1.98%      1.98%
---------------------------------------------------------------------------------------------------------------------------

(1) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(2) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(5) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.23%, 1.98% and 1.98%, respectively, for Class A, Class B and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                         CLASS B                   CLASS B                CLASS C                  CLASS C
                             assuming redemption    assuming no redemption    assuming redemption   assuming no redemption
               CLASS A     at end of each period     at end of each period  at end of each period    at end of each period
--------------------------------------------------------------------------------------------------------------------------
 1 year           $668                      $701                      $201                   $399                     $299
 3 years          $976                    $1,080                      $680                   $773                     $773
 5 years        $1,305                    $1,386                    $1,186                 $1,274                   $1,274
10 years        $2,235                    $2,385                    $2,385                 $2,650                   $2,650


                             4 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

REAL ESTATE SECURITIES FUND

--------------------------------------------------------------------------------
OBJECTIVE

Real Estate Securities Fund's objective is to provide above average current income and long-term capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Real Estate Securities Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in income-producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate. The advisor will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

A majority of the fund's total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that acquire, hold and manage residential or commercial real estate. REITs generally can be divided into the following three types:

o equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.

o mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.

o hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

RISKS OF THE REAL ESTATE INDUSTRY. Because the fund invests primarily in the real estate industry, it is particularly susceptible to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional, and national basis in the past and may continue to be in the future.

RISKS OF REAL ESTATE INVESTMENT TRUSTS (REITs). There are risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers generally will be in the real estate industry, the fund's portfolio securities may be more susceptible to any single economic or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


                             5 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

REAL ESTATE SECURITIES FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

30.63%        19.21%        -16.16%       -3.91%        31.96%        9.50%
--------------------------------------------------------------------------------
 1996          1997           1998         1999          2000         2001

Best Quarter:       Quarter ending   December 31, 1996        16.59%
Worst Quarter:      Quarter ending   September 30, 1998       (9.78)%

                                                                                  Since                         Since
AVERAGE ANNUAL TOTAL RETURNS               Inception       One     Five       Inception  Since Inception    Inception
AS OF 12/31/01                                  Date      Year    Years       (Class A)        (Class B)    (Class C)
---------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund (Class A)        9/29/95     3.51%    5.57%           9.92%              N/A          N/A
---------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund (Class B)        9/29/95     3.82%    5.68%             N/A           10.06%          N/A
---------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund (Class C)         2/1/00     6.65%      N/A             N/A              N/A       19.02%
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley REIT Index(1)                            12.83%    6.12%          10.90%           10.90%       20.16%
---------------------------------------------------------------------------------------------------------------------

(1) An unmanaged index of the most actively traded real estate investment trusts. The since inception performance of the index for Class A, Class B and Class C shares is calculated from 9/30/95, 9/30/95 and 1/31/00, respectively.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                     CLASS A   CLASS B    CLASS C
----------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                                      5.50%     5.00%      2.00%

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                                 5.50%(1)  0.00%      1.00%
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                             0.00%(2)  5.00%      1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL MAINTENANCE FEE(3)                                                                         $25       $25        $25
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES(4) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                                  0.70%     0.70%      0.70%
Distribution and Service (12b-1) Fees                                                            0.25%     1.00%      1.00%
Other Expenses                                                                                   0.42%     0.42%      0.42%
Total Annual Fund Operating Expenses                                                             1.37%     2.12%      2.12%
Waiver of Fund Expenses(5)                                                                      (0.14)%   (0.14)%    (0.14)%
NET EXPENSES(5)                                                                                  1.23%     1.98%      1.98%
----------------------------------------------------------------------------------------------------------------------------

(1) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(2) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(5) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.23%, 1.98% and 1.98%, respectively, for Class A, Class B and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                      CLASS B                   CLASS B                CLASS C                   CLASS C
                          assuming redemption    assuming no redemption    assuming redemption    assuming no redemption
               CLASS A  at end of each period     at end of each period  at end of each period     at end of each period
------------------------------------------------------------------------------------------------------------------------
 1 year           $668                   $701                      $201                   $399                      $299
 3 years          $947                 $1,050                      $650                   $743                      $743
 5 years        $1,245                 $1,325                    $1,125                 $1,214                    $1,214
10 years        $2,092                 $2,244                    $2,244                 $2,513                    $2,513



                             6 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

SCIENCE & TECHNOLOGY FUND

--------------------------------------------------------------------------------
OBJECTIVE

Science & Technology Fund has an objective of long-term after-tax growth of capital. Effective April 1, 2002, Science & Technology Fund's objective is to maximize long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Science & Technology Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies principally engaged in science and technology business activities. The fund considers science and technology sectors to include companies whose primary business is to provide goods or services in the fields of science (e.g., health and medical) or technology (e.g., computers and communications). These may include companies that:

o        make or sell products used in health care.

o        make or sell medical equipment and devices and related technologies.

o make or sell software or information-based services and consulting, communications and related services.

o        design, manufacture or sell electronic components and systems.

o research, design, develop, manufacture or distribute products, processes or services that relate to hardware technology within the computer industry.

o develop, produce or distribute products or services in the computer, semi-conductor, electronics, communications, health care and biotechnology sectors.

o engage in the development, manufacturing or sale of communications services or communications equipment.

The advisor believes that because of rapid advances in technology and science, an investment in companies with business operations in these areas will offer substantial opportunities for long-term capital appreciation. The fund's investments may include development stage companies (companies that do not have significant revenues) and small- and mid-capitalization companies.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Effective April 1, 2002, the advisor will no longer utilize the following tax-efficient strategies in seeking to achieve the fund's objective.

The advisor seeks to achieve high after-tax returns by balancing investment considerations and tax considerations. The fund seeks to achieve returns primarily in the form of price appreciation (which is not subject to current tax) and to minimize income distributions and distributions of realized short-term gains (taxed as ordinary income). Among the main strategies used in the tax-efficient management of the fund are the following:

o investing primarily in lower-yielding growth stocks to minimize taxable dividend income.

o        employing a long-term, low turnover approach to investing.

o        attempting to avoid net realized short-term gains.

o selling stocks trading below cost to realize losses (when appropriate) in order to offset realized capital gains that would otherwise have to be distributed to shareholders.

o selling the highest cost shares when selling appreciated stocks in order to minimize realized capital gains.

o selectively using tax-advantaged hedging techniques as an alternative to taxable sales (such as purchased put options, equity dollars, equity swaps, covered short sales, and the purchase or sale of stock index futures contracts).

As a result of its tax-efficient strategy, the fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can always be avoided.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.


                             7 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

SCIENCE & TECHNOLOGY FUND CONTINUED

RISKS OF THE SCIENCE AND TECHNOLOGY SECTOR. Because the fund invests primarily in science and technology related stocks, it is particularly susceptible to risks associated with the science and technology industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

RISKS OF DEVELOPMENT STAGE AND SMALL-CAP AND MID-CAP STOCKS. Stocks of development stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class B shares has varied from year to year. The performance of Class A shares will be higher because of their lower expenses. The performance of Class C shares will be similar to Class B shares due to their similar expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. No information is presented for Class C shares because these shares were not offered for a full calendar year. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


                             8 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

SCIENCE & TECHNOLOGY FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class B)(1)

[BAR CHART]

-20.67%     -51.63%
--------------------------------------------------------------------------------
  2000        2001

Best Quarter:       Quarter ending   December 31, 2001        48.30%
Worst Quarter:      Quarter ending   September 30, 2001      (48.69)%

AVERAGE ANNUAL TOTAL RETURNS                         Inception               Since Inception  Since Inception
AS OF 12/31/01(1)                                         Date    One Year         (Class A)        (Class B)
-------------------------------------------------------------------------------------------------------------
Science & Technology Fund (Class A)                    3/31/00    (54.30)%          (49.64)%              N/A
-------------------------------------------------------------------------------------------------------------
Science & Technology Fund (Class B)                     8/9/99    (54.39)%               N/A         (15.49)%
-------------------------------------------------------------------------------------------------------------
Standard & Poor's Information Technology Index(2)                 (25.88)%          (42.00)%         (20.17)%
-------------------------------------------------------------------------------------------------------------
Nasdaq 100 Index(3)                                               (32.58)%          (44.23)%         (16.38)%
-------------------------------------------------------------------------------------------------------------

(1) On 9/24/01, the Science & Technology Fund became the successor by merger to the Firstar Science & Technology Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Science & Technology Fund. The Firstar Science & Technology Fund was organized on 12/11/00 and, prior to that was a separate series of Firstar Stellar Funds, Inc.

(2) An unmanaged index comprised of information technology stocks in the Standard & Poor's 500 Index, which is an unmanaged index of large-capitalization stocks. Previously, the fund used the Nasdaq 100 Index as a benchmark. Going forward, the fund will use the Standard & Poor's Information Technology Index as a comparison, because its composition better matches the fund's investment objective and strategies. The since inception performance of the index for Class A and Class B shares is calculated from 3/31/00 and 8/31/99, respectively.

(3) A market capitalization-weighted index that includes 100 of the largest financial companies, domestic and foreign, in the Nasdaq National Market. The since inception performance of the index for Class A and Class B shares is calculated from 3/31/00 and 8/31/99, respectively.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                     CLASS A   CLASS B    CLASS C
----------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                                      5.50%     5.00%      2.00%

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                                 5.50%(1)  0.00%      1.00%
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                             0.00%(2)  5.00%      1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL MAINTENANCE FEE(3)                                                                         $25       $25        $25
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES(4) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                                  0.70%     0.70%      0.70%
Distribution and Service (12b-1) Fees                                                            0.25%     1.00%      1.00%
Other Expenses                                                                                   0.51%     0.51%      0.51%
Total Annual Fund Operating Expenses                                                             1.46%     2.21%      2.21%
Waiver of Fund Expenses(5)                                                                      (0.23)%   (0.23)%    (0.23)%
NET EXPENSES(5)                                                                                  1.23%     1.98%      1.98%
----------------------------------------------------------------------------------------------------------------------------

(1) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(2) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(5) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.23%, 1.98% and 1.98%, respectively, for Class A, Class B and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                      CLASS B                   CLASS B                CLASS C                   CLASS C
                          assuming redemption    assuming no redemption    assuming redemption    assuming no redemption
               CLASS A  at end of each period     at end of each period  at end of each period     at end of each period
------------------------------------------------------------------------------------------------------------------------
 1 year           $668                   $701                      $201                   $399                      $299
 3 years          $964                 $1,068                      $668                   $761                      $761
 5 years        $1,281                 $1,361                    $1,161                 $1,250                    $1,250
10 years        $2,178                 $2,329                    $2,329                 $2,596                    $2,596


                             9 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

TECHNOLOGY FUND

--------------------------------------------------------------------------------
OBJECTIVE

Technology Fund has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Technology Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies which the fund's advisor believes either have, or will develop, products, processes, or services that will provide or will benefit significantly from technological innovations, advances and improvements. These may include:

o        inexpensive computing power, such as personal computers.

o        improved methods of communications, such as satellite transmission.

o technology related services such as internet related marketing services.

The prime emphasis of the fund is to identify companies which the advisor believes are positioned to benefit from technological advances in areas such as semiconductors, computers, software, communications, and online services. Companies in which the fund invests may include development stage companies (companies that do not have significant revenues) and small-capitalization companies. The advisor will generally select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF THE TECHNOLOGY SECTOR. Because the fund invests primarily in technology related stocks, it is particularly susceptible to risks associated with the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

RISKS OF DEVELOPMENT STAGE AND SMALL-CAP STOCKS. Stocks of development stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.


                            10 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

TECHNOLOGY FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations below provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

40.93%     22.12%     6.91%     32.47%     191.79%     -45.85%     -55.71%
--------------------------------------------------------------------------------
 1995       1996      1997       1998        1999        2000        2001

Best Quarter:       Quarter ending   December 31, 1999         80.60%
Worst Quarter:      Quarter ending   March 31, 2001           (48.79)%

                                                                                    Since           Since          Since
AVERAGE ANNUAL TOTAL RETURNS              Inception         One       Five      Inception       Inception      Inception
AS OF 12/31/01(1)                              Date        Year      Years      (Class A)       (Class B)      (Class C)
------------------------------------------------------------------------------------------------------------------------
Technology Fund (Class A)                    4/4/94    (58.14)%    (1.30)%          9.54%             N/A            N/A
------------------------------------------------------------------------------------------------------------------------
Technology Fund (Class B)                   8/15/94    (58.26)%    (1.12)%            N/A          10.25%            N/A
------------------------------------------------------------------------------------------------------------------------
Technology Fund (Class C)                    2/1/00    (56.92)%        N/A            N/A             N/A       (54.35)%
------------------------------------------------------------------------------------------------------------------------
Standard & Poor's Information
Technology Index(2)                                    (25.88)%     12.14%         19.71%          19.16%       (32.31)%
------------------------------------------------------------------------------------------------------------------------

(1) Technology Fund's 1999 returns were primarily achieved buying IPOs and technology related stocks in a period favorable for these investments. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs and technology stocks will have the same effect on performance as it did in 1999.

(2) An unmanaged index comprised of information technology stocks in the Standard & Poor's 500 Index (an unmanaged index of large-capitalization stocks). The since inception performance of the index for Class A, Class B and Class C shares is calculated from 4/30/94, 8/31/94 and 1/31/00, respectively.


                            11 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Fund Summaries

TECHNOLOGY FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     CLASS A    CLASS B   CLASS C
------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                      5.50%      5.00%     2.00%

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                 5.50%(1)   0.00%     1.00%
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                             0.00%(2)   5.00%     1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
WHICHEVER IS LESS)

ANNUAL MAINTENANCE FEE(3)                                                         $25        $25       $25
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES(4) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------
Management Fees                                                                  0.70%      0.70%     0.70%
Distribution and Service (12b-1) Fees                                            0.25%      1.00%     1.00%
Other Expenses                                                                   0.35%      0.35%     0.35%
Total Annual Fund Operating Expenses                                             1.30%      2.05%     2.05%
Waiver of Fund Expenses(5)                                                      (0.07)%    (0.07)%   (0.07)%
NET EXPENSES(5)                                                                  1.23%      1.98%     1.98%
------------------------------------------------------------------------------------------------------------

(1) Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(2) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(5) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.23%, 1.98% and 1.98%, respectively, for Class A, Class B and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                      CLASS B                   CLASS B                CLASS C                   CLASS C
                          assuming redemption    assuming no redemption    assuming redemption    assuming no redemption
               CLASS A  at end of each period     at end of each period  at end of each period     at end of each period
------------------------------------------------------------------------------------------------------------------------
 1 year           $668                   $701                      $201                   $399                      $299
 3 years          $933                 $1,036                      $636                   $729                      $729
 5 years        $1,217                 $1,296                    $1,096                 $1,185                    $1,185
10 years        $2,025                 $2,177                    $2,177                 $2,448                    $2,448


                            12 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Policies & Services

BUYING SHARES

--------------------------------------------------------------------------------
MULTIPLE CLASS INFORMATION

The funds offer five different classes of shares. This prospectus offers Class A, Class B and Class C shares. Two additional classes of shares, Class S and Class Y shares, are made available through separate prospectuses. There are differences among the fees and expenses for each of the five classes. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs.

The following describes the features of each class:

o Class A shares are sold to the public with a sales charge at the time of purchase and annual distribution and service (12b-1) fees of 0.25%.

o Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and annual distribution and service (12b-1) fees of 1.00%

o Class C shares are sold to the public with a sales charge at the time of purchase and annual distribution and service (12b-1) fees of 1.00% (may be subject to a CDSC).

o Class S shares are available to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity. Class S shares are sold without a sales or distribution fee, but with an annual shareholder servicing fee of 0.25%.

o Class Y shares are available to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity. Class Y shares are sold without a sales charge or distribution fee.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

All funds in this prospectus offer Class A, Class B, and Class C shares.

Each class has its own cost structure. The amount of your purchase and the length of time you expect to hold your shares will be factors in determining which class of shares is best for you.

CLASS A SHARES. If you are making an investment that qualifies for a reduced sales charge, Class A shares may be best for you. Class A shares feature:

o        a front-end sales charge, described below.

o lower annual expenses than Class B or Class C shares. See "Fund Summaries" for more information on fees and expenses.

Because Class A shares will normally be the better choice if your investment qualifies for a reduced sales charge:

o orders for Class B shares for $250,000 or more will be treated as orders for Class A shares.

o orders for Class C shares for $1 million or more will be treated as orders for Class A shares.

o orders for Class B or Class C shares by an investor eligible to purchase Class A shares without a front-end sales charge will be treated as orders for Class A shares.

CLASS B SHARES. If you want all your money to go to work for you immediately, you may prefer Class B shares. Class B shares have no front-end sales charge. However, Class B shares do have:

o higher annual expenses than Class A shares. See "Fund Summaries -- Fees and Expenses."

o a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of purchase.

o automatic conversion to Class A shares approximately eight years after purchase, thereby reducing future annual expenses.

CLASS C SHARES. These shares combine some of the characteristics of Class A and Class B shares. Class C shares have a low front-end sales charge of 1%, so more of your investment goes to work immediately than if you had purchased Class A shares. However, Class C shares also feature:

o a 1% contingent deferred sales charge if you redeem your shares within 18 months of purchase.

o higher annual expenses than Class A shares. See "Fund Summaries -- Fees and Expenses."

o        no conversion to Class A shares.

Because Class C shares do not convert to Class A shares, they will continue to have higher annual expenses than Class A shares for as long as you hold them.

--------------------------------------------------------------------------------
12b-1 FEES

Each fund has adopted a plan under Rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.

For                                            12b-1 fees are equal to:
--------------------------------------------------------------------------------
Class A shares                                 0.25% of average daily net assets
Class B shares                                 1% of average daily net assets
Class C shares                                 1% of average daily net assets

Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


                            13 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Policies & Services

BUYING SHARES CONTINUED

The Class A share 12b-1 fee is a shareholder servicing fee. For Class B and Class C shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

The funds' distributor uses the shareholder servicing fee to compensate investment professionals, participating institutions, and "one-stop" mutual fund networks (institutions) for providing ongoing services to shareholder accounts. These institutions receive shareholder servicing fees equal to 0.25% of a fund's Class A, Class B, and Class C share average daily net assets attributable to shares sold through them. The funds' distributor also pays institutions that sell Class C shares a 0.75% annual distribution fee beginning one year after the shares are sold. The funds' distributor retains the Class B share 0.75% annual distribution fee in order to finance the payment of sales commissions to institutions which sell Class B shares. See "Buying Shares -- Class B shares." The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution's customers.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be based on the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

CLASS A SHARES. Your purchase price for Class A shares is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your investment professional or participating institution.

                                                                         Maximum
                                               Sales Charge          Reallowance
                                         as a % of      as a % of      as a % of
                                          Purchase     Net Amount       Purchase
                                             Price       Invested          Price
--------------------------------------------------------------------------------
Less than $50,000                            5.50%          5.82%          5.00%
$ 50,000 - $ 99,999                          4.50%          4.71%          4.00%
$100,000 - $249,999                          3.50%          3.63%          3.25%
$250,000 - $499,999                          2.50%          2.56%          2.25%
$500,000 - $999,999                          2.00%          2.04%          1.75%
$1 million and over                             0%             0%             0%

REDUCING YOUR SALES CHARGE. As shown in the preceding tables, larger purchases of Class A shares reduce the percentage sales charge you pay. You also may reduce your sales charge in the following ways:

PRIOR PURCHASES. Prior purchases of Class A shares of any First American fund (except a money market fund) will be factored into your sales charge calculation. That is, you will receive credit for either the original purchase price or the current net asset value of the other Class A shares you hold at the time of your purchase, whichever is greater. For example, let's say you're making a $10,000 investment and you already own other Class A shares that you purchased for $25,000 000, but are now valued at $45,000. Since the current net asset value of your shares is greater than their purchase price, you will receive credit for their current value and your sales charge will be based on a total purchase amount of $55,000. To receive a reduced sales charge, you must notify the fund of your prior purchases. This must be done at the time of purchase, either directly with the fund in writing or by notifying your investment professional or financial institution.

PURCHASES BY RELATED ACCOUNTS. Concurrent and prior purchases of Class A shares of any First American fund by certain other accounts also will be combined with your purchase to determine your sales charge. Each fund will combine purchases made by an investor, the investor's spouse, and the investor's children when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account. To receive a reduced sales charge, you must notify the funds of purchases by any related accounts. This must be done at the time of purchase, either directly with the funds in writing or by notifying your investment professional or financial institution.

LETTER OF INTENT. If you plan to invest $50,000 or more over a 13-month period in Class A shares of any First American fund (except the money market funds), you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge.) In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "For Investments of Over $1 Million."


                            14 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Policies & Services

BUYING SHARES CONTINUED

More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The SAI also contains information on investors who are eligible to purchase Class A shares without a sales charge.

--------------------------------------------------------------------------------
   FOR INVESTMENTS OF OVER $1 MILLION

   There is no initial sales charge on Class A share purchases of $1 million or more. However, your investment professional or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your investment professional or financial institution. The funds' distributor receives any CDSC imposed when you sell your Class A shares. The CDSC is based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.

   To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for Class A shares will be waived for:

   o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

   o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

   o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

   o  redemptions required as a result of over contribution to an IRA plan.

CLASS B SHARES. Your purchase price for Class B shares is their net asset value -- there is no front-end sales charge. However, if you redeem your shares within six years of purchase, you will pay a back-end sales charge, called a contingent deferred sales charge (CDSC). Although you pay no front-end sales charge when you buy Class B shares, the funds' distributor pays a sales commission of 4.25% (4.00% for Technology and Science & Technology Funds) of the amount invested to investment professionals and financial institutions which sell Class B shares. The funds' distributor receives any CDSC imposed when you sell your Class B shares.

Your CDSC will be based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

                                                             CDSC as a % of the
Year since purchase                                         value of your shares
--------------------------------------------------------------------------------
First                                                                5%
Second                                                               5%
Third                                                                4%
Fourth                                                               3%
Fifth                                                                2%
Sixth                                                                1%
Seventh                                                              0%
Eighth                                                               0%

Your Class B shares and any related shares acquired by reinvesting your dividend or capital gain distributions will automatically convert to Class A shares eight years after the beginning of the month in which you purchased the shares.

The CDSC will be waived for:

o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

o        redemptions required as a result of over contribution to an IRA plan.

CLASS C SHARES. Your purchase price for Class C shares is their net asset value plus a front-end sales charge equal to 1% of the purchase price (1.01% of the net amount invested). If you redeem your shares within 18 months of purchase, you will be assessed a contingent deferred sales charge (CDSC) of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

Even though your sales charge is only 1%, the funds' distributor pays a commission equal to an additional 1% of your purchase price to your investment professional or participating institution. Furthermore, the advisor may pay its affiliated broker-dealers, U.S. Bancorp Piper Jaffray Inc. and U.S. Bancorp Investments, Inc., an additional commission of up to 1% of your purchase price. The distributor receives any CDSC imposed when you sell your Class C shares.


                            15 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Policies & Services

BUYING SHARES CONTINUED

The CDSC for Class C shares will be waived in the same circumstances as the Class B share CDSC. See "Class B Shares" above.

Unlike Class B shares, Class C shares do not convert to Class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than Class A shares.

--------------------------------------------------------------------------------
HOW TO BUY SHARES

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The fund has the right to waive these minimum investment requirements for employees of the fund's advisor and its affiliates. The fund also has the right to reject any purchase order.

You may buy shares on any day the New York Stock Exchange is open. However purchases of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be priced at the next net asset value calculated after your order is accepted by the fund, plus any applicable sales charge. "Accepted" means that you placed an order with your investment professional or financial institution and it has been processed, or your payment has been received and your application is complete. To make sure that your order is accepted, follow the directions for purchasing shares given below.

BY PHONE. You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the funds' distributor. In many cases, your order will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, investment professionals or financial institutions may have different cutoff times for orders to purchase fund shares. In these cases, you will have to transmit your request by an earlier time in order for your purchase request to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Some financial institutions may charge a fee for helping you purchase shares. Contact your investment professional or financial institution for more information.

If you are paying by wire, you may purchase shares by calling Investor Services at 800 677-FUND before the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time). All information will be taken over the telephone, and your order will be placed when the funds receive payment by wire. Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0420-00013
Account Number: 112-952-137
Credit To: First American (NAME OF FUND, INVESTOR NAME AND INVESTOR ACCOUNT #)

You cannot purchase shares by wire on days when federally chartered banks are closed.

BY MAIL. To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

OVERNIGHT EXPRESS MAIL MAY BE SENT TO:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

o all purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.

o third party checks, credit cards, credit card checks, and cash are not accepted.

o if a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred.

--------------------------------------------------------------------------------
INVESTING AUTOMATICALLY

To purchase shares as part of a savings discipline, you may add to your investment on a regular basis:

o by having $100 or more ($25 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account) automatically withdrawn from your bank account on a periodic basis and invested in fund shares.

o through automatic monthly exchanges of your First American Fund into another First American Fund of the same class.

You may apply for participation in either of these programs through your investment professional or financial institution or by calling Investor Services at 800 677-FUND.


                            16 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Policies & Services

SELLING SHARES

--------------------------------------------------------------------------------
HOW TO SELL SHARES

You may sell your shares on any day when the New York Stock Exchange is open. However redemption of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be sold at the next net asset value calculated after your order is accepted by the fund less any applicable contingent deferred sales charge. Be sure to read the section "Buying Shares" for a description of contingent deferred sales charges. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within three days, but in no event more than seven days, after your request is received in proper form.

To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing readily marketable securities in the fund's portfolio, rather than paying you in cash.
See "Policies & Services -- Managing Your Investment, Redemption In Kind."

BY PHONE. If you purchased shares through an investment professional or financial institution, simply call them to sell your shares. In many cases, your redemption will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, investment professionals or financial institutions may have different cutoff times for orders to redeem fund shares. In these cases, however, you will have to call by an earlier time in order for your redemption to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through an investment professional or financial institution, you may sell your shares by calling Investor Services at 800 677-FUND. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. The funds reserve the right to limit telephone redemptions to $50,000 per day.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

BY MAIL. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

Your request should include the following information:

o        name of the fund.

o        account number.

o        dollar amount or number of shares redeemed.

o        name on the account.

o        signatures of all registered account owner.

Signatures on a written request must be guaranteed if:

o you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

o you would like the check mailed to an address other than the address on the funds' records.

o        your redemption request is for $50,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS

If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.

You should not make systematic withdrawals if you plan to continue investing in the fund, due to sales charges and tax liabilities.


                            17 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Policies & Services

SELLING SHARES CONTINUED

--------------------------------------------------------------------------------
REINVESTING AFTER A SALE

If you sell Class A shares of a First American fund (except money market fund shares on which you have not paid a sales charge), you may reinvest Class A shares of that fund or another First American fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your investment professional or financial institution.

--------------------------------------------------------------------------------
   ACCOUNTS WITH LOW BALANCES

   Except for retirement plans and Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts, if your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either:

   o  deduct a $25 annual account maintenance fee, or

   o close your account and send you the proceeds, less any applicable contingent deferred sales charge.

   Before taking any action, however, the fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.

--------------------------------------------------------------------------------
EXCHANGING SHARES

If your investment goals or your financial needs change, you may move from one First American fund to another First American fund. There is no fee to exchange shares. You may exchange your shares on any day when the New York Stock Exchange is open. However, exchanges of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

Generally, you may exchange your shares only for shares of the same class. However, you may exchange your Class A shares for Class Y shares or Class S shares of the same or another First American fund if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody or agency account with a financial institution which invests in Class Y shares or Class S shares).

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another First American fund, you do not have to pay a sales charge. When you exchange your Class B or Class C shares for Class B or Class C shares of another First American fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

BY PHONE. You may exchange shares by calling your investment professional, your financial institution, or the funds direct, provided that both funds have identical shareholder registrations. To request an exchange through the funds, call Investor Services at 800 677-FUND. Your instructions must be received before 3 p.m. Central time, or by the time specified by your investment professional or financial institution, in order for shares to be exchanged the same day.

BY MAIL. To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

--------------------------------------------------------------------------------
   TELEPHONE TRANSACTIONS

   You may buy, sell, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 800 677-FUND to request the appropriate form.

   The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

   It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

--------------------------------------------------------------------------------
REDEMPTION IN KIND

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of in cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon the disposition of the securities received in the redemption.


                            18 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Policies & Services

MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements for funds held in a brokerage account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid quarterly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, or by writing to the fund, your investment professional or your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXES ON DISTRIBUTIONS. Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. The funds expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of ordinary income in the case of Real Estate Securities Fund and capital gains in the case of the other funds.

TAXES ON TRANSACTIONS. The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of readily marketable securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

TAX MANAGED STRATEGY. As a result of its tax-efficient strategies, the Science & Technology Fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can always be avoided. These tax-efficient strategies will not be in effect after April 1, 2002.


                            19 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Additional Information

MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 2001, U.S. Bancorp Asset Management and its affiliates had more than $114 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed fiscal year.(1)

                                                                    Advisory fee
                                                                       as a % of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
HEALTH SCIENCES FUND                                                       0.43%
REAL ESTATE SECURITIES FUND                                                0.49%
SCIENCE & TECHNOLOGY FUND(2)                                               0.81%
TECHNOLOGY FUND                                                            0.64%
--------------------------------------------------------------------------------

(1) Prior to May 2, 2001, First American Asset Management (FAAM), a division of U.S. Bank National Association, served as investment advisor to Health Sciences Fund, Real Estate Securities Fund and Technology Fund; Firstar Investment Research & Management Company LLC (FIRMCO), an affiliate of FAAM, served as investment advisor to Science & Technology Fund. On May 2, 2001, FAAM and FIRMCO combined advisory operations to form U.S. Bancorp Asset Management, Inc. The investment advisory fees paid by each fund to U.S. Bancorp Asset Management did not change as a result of the combination.

(2) On September 24, 2001, Science & Technology Fund became the successor by merger to Firstar Science & Technology Fund. The fiscal year end for the Firstar fund was October 31; Science & Technology Fund has a fiscal year end of September 30. Information presented in the table has been annualized for the eleven-month fiscal period ended September 30, 2001.

DIRECT CORRESPONDENCE TO:

First American Funds
P.O. Box 1330
Minneapolis, Minnesota 55440-1330

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

DISTRIBUTOR

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc. and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bancorp Asset Management which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

PORTFOLIO MANAGEMENT

Each fund's investments are managed by a team of persons associated with U.S. Bancorp Asset Management.


                            20 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Additional Information

MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES

The funds' objectives may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

PORTFOLIO TURNOVER. Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

MARKET RISK. All stocks are subject to price movements due to changes in general economic conditions, changes in the level of prevailing interest rates, changes in investor perceptions of the market, or the outlook for overall corporate profitability.

COMPANY RISK. Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

SECTOR RISK. The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector. Each fund is subject to the particular risks of the sector in which it principally invests.

RISKS OF THE HEALTH SCIENCES SECTOR. Health Sciences Fund and Science & Technology Fund invest in equity securities of companies which develop, produce or distribute products or services connected with health care or medicine. Many products and services in the health sciences industries may become rapidly obsolete due to technological and scientific advances. In addition, the health sciences industries generally are subject to greater governmental regulation than many other industries, so that changes in governmental policies may have a material effect on the demand for products and services in these industries. Regulatory approvals generally are required before new drugs, medical devices or medical procedures can be introduced and before health care providers can acquire additional facilities or equipment.

RISKS OF THE REAL ESTATE SECTOR. Real Estate Securities Fund invests primarily in equity securities of publicly traded companies in the real estate industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to them, and companies which service the real estate industry.

RISKS OF THE TECHNOLOGY SECTOR. Technology Fund and Science & Technology Fund invest in equity securities of companies in the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in this industry. For example, if technology continues to advance at an accelerated rate and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

RISKS OF DEVELOPMENT STAGE AND SMALL-CAP STOCKS. Health Sciences Fund, Technology Fund and Science & Technology Fund may have significant investments in development stage and small-capitalization companies. Stocks of development stage and small-capitalization companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. Their stock prices may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of


                            21 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Additional Information

MORE ABOUT THE FUNDS CONTINUED

development stage and small-capitalization companies at the desired time and price.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Technology Fund, Health Sciences Fund and Science & Technology Fund may frequently invest in companies at the time of their IPO. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

RISKS OF REAL ESTATE INVESTMENT TRUSTS (REITs). Real Estate Securities Fund invests a majority of its assets in REITs and Health Sciences Fund also may invest in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are subject to other risks as well, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property.

A REIT can pass its income through to shareholders or unitholders without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk that a REIT held by the fund will fail to qualify for this tax-free pass-through treatment of its income.

By investing in REITs indirectly through a fund, in addition to bearing a proportionate share of the expenses of the fund, you will also indirectly bear similar expenses of some of the REITs in which the fund invests.

FOREIGN SECURITY RISK. Up to 25% of each fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political, or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

RISKS OF ACTIVE MANAGEMENT. Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING. When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments exposes a fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.


                            22 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Additional Information

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class A, Class B and Class C shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of operations for the fund or class of shares. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.

The financial highlights for the Science & Technology Fund as set forth herein include the historical financial highlights of the Firstar Science & Technology Fund. The assets of the Firstar Fund were acquired by the First American Science & Technology Fund on September 24, 2001. In connection with such acquisition, Class A shares of the Firstar Science & Technology Fund were exchanged for Class A shares of the First American Science & Technology Fund, and Firstar Class B shares were exchanged for Class B shares of the First American Fund.

The information for Health Sciences Fund, Real Estate Securities Fund and Technology Fund for the fiscal periods ended September 30, 2001, September 30, 2000, and September 30, 1999, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal years ended on or before September 30, 1998, has been audited by other auditors.

The information for Science & Technology Fund for the fiscal period ended September 30, 2001, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The information for the fiscal periods ended on or before October 31, 2000, has been audited by other auditors.


HEALTH SCIENCES FUND

                                                                              Fiscal year ended September 30,
CLASS A SHARES                                                  2001(1)       2000           1999          1998          1997
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                          $   13.34     $    8.24     $    7.82     $   12.05     $    9.86
                                                              ---------     ---------     ---------     ---------     ---------
Investment Operations:
         Net Investment Income (Loss)                             (0.03)        (0.02)         0.01          0.01         (0.01)
         Net Gains (Losses) on Investments
              (both realized and unrealized)                      (2.10)         5.12          0.46         (2.78)         2.30
                                                              ---------     ---------     ---------     ---------     ---------
         Total From Investment Operations                         (2.13)         5.10          0.47         (2.77)         2.29
                                                              ---------     ---------     ---------     ---------     ---------
Less Distributions:
         Dividends (from net investment income)                      --            --         (0.01)           --            --
         Distributions (from capital gains)                       (1.37)           --         (0.04)        (1.46)        (0.10)
                                                              ---------     ---------     ---------     ---------     ---------
         Total Distributions                                      (1.37)           --         (0.05)        (1.46)        (0.10)
                                                              ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                                $    9.84     $   13.34     $    8.24     $    7.82     $   12.05
                                                              =========     =========     =========     =========     =========
Total Return(2)                                                  (17.35)%       61.89%         6.08%       (25.24)%       23.60%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                               $   6,514     $   6,645     $   1,383     $   2,017     $     849
Ratio of Expenses to Average Net Assets                            1.15%         1.17%         1.16%         1.15%         1.15%
Ratio of Net Income (Loss) to Average Net Assets                  (0.28)%       (0.27)%        0.11%         0.04%        (0.20)%
Ratio of Expenses to Average Net Assets (excluding waivers)        1.42%         1.46%         1.30%         1.20%         1.29%
Ratio of Net Loss to Average Net Assets (excluding waivers)       (0.55)%       (0.56)%       (0.03)%       (0.01)%       (0.34)%
Portfolio Turnover Rate                                             103%          104%           53%           45%           54%
--------------------------------------------------------------------------------------------------------------------------------

(1) Per share data calculated using average shares outstanding method.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            23 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


HEALTH SCIENCES FUND (CONTINUED)

                                                                                   Fiscal year ended September 30,
CLASS B SHARES                                                      2001(1)        2000           1999          1998       1997
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                               $   12.89     $    8.02     $    7.65     $   11.90   $    9.81
                                                                   ---------     ---------     ---------     ---------   ---------
Investment Operations:
         Net Investment Income (Loss)                                  (0.11)        (0.08)         0.01         (0.02)      (0.01)
         Net Gains (Losses) on Investments
              (both realized and unrealized)                           (2.01)         4.95          0.40         (2.77)       2.20
                                                                   ---------     ---------     ---------     ---------   ---------
         Total From Investment Operations                              (2.12)         4.87          0.41         (2.79)       2.19
                                                                   ---------     ---------     ---------     ---------   ---------
Less Distributions:
         Dividends (from net investment income)                           --            --            --            --          --
         Distributions (from capital gains)                            (1.37)           --         (0.04)        (1.46)      (0.10)
                                                                   ---------     ---------     ---------     ---------   ---------
         Total Distributions                                           (1.37)           --         (0.04)        (1.46)      (0.10)
                                                                   ---------     ---------     ---------     ---------   ---------
Net Asset Value, End of Period                                     $    9.40     $   12.89     $    8.02     $    7.65   $   11.90
                                                                   =========     =========     =========     =========   =========
Total Return(2)                                                       (17.99)%       60.72%         5.37%       (25.80)%     22.69%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                    $   3,496     $   4,221     $   1,029     $     645   $     516
Ratio of Expenses to Average Net Assets                                 1.90%         1.92%         1.92%         1.90%       1.90%
Ratio of Net Loss to Average Net Assets                                (1.04)%       (1.02)%       (0.64)%       (0.73)%     (0.94)%
Ratio of Expenses to Average Net Assets (excluding waivers)             2.17%         2.21%         2.05%         1.95%       2.04%
Ratio of Net Loss to Average Net Assets (excluding waivers)            (1.31)%       (1.31)%       (0.77)%       (0.78)%     (1.08)%
Portfolio Turnover Rate                                                  103%          104%           53%           45%         54%
------------------------------------------------------------------------------------------------------------------------------------

(1) Per share data calculated using average shares outstanding method.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                                Fiscal period ended September 30,
CLASS C SHARES                                                       2001(1)       2000(2)
-------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                               $   13.29     $    9.76
                                                                   ---------     ---------
Investment Operations:
         Net Investment Income (Loss)                                  (0.11)        (0.03)
         Net Gains (Losses) on Investments
              (both realized and unrealized)                           (2.08)         3.56
                                                                   ---------     ---------
         Total From Investment Operations                              (2.19)         3.53
                                                                   ---------     ---------
Less Distributions:
         Dividends (from net investment income)                           --            --
         Distributions (from capital gains)                            (1.37)           --
                                                                   ---------     ---------
         Total Distributions                                           (1.37)           --
                                                                   ---------     ---------
Net Asset Value, End of Period                                     $    9.73     $   13.29
                                                                   =========     =========
Total Return(3)                                                       (17.92)%       36.17%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                    $   5,329     $   4,347
Ratio of Expenses to Average Net Assets                                 1.90%         1.92%
Ratio of Net Loss to Average Net Assets                                (1.04)%       (1.02)%
Ratio of Expenses to Average Net Assets (excluding waivers)             2.17%         2.21%
Ratio of Net Loss to Average Net Assets (excluding waivers)            (1.31)%       (1.31)%
Portfolio Turnover Rate                                                  103%          104%
-------------------------------------------------------------------------------------------

(1) Per share data calculated using average shares outstanding method.

(2) Commenced operations on February 1, 2000. All ratios for the period have been annualized, except total return.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            24 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


REAL ESTATE SECURITIES FUND

                                                                                  Fiscal year ended September 30,
CLASS A SHARES                                                        2001(1)       2000        1999        1998        1997
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                  $ 12.71     $ 10.78     $ 12.17     $ 14.97     $ 11.52
                                                                      -------     -------     -------     -------     -------
Investment Operations:
         Net Investment Income                                           0.76        0.74        0.65        0.63        0.72
         Net Gains (Losses) on Investments
              (both realized and unrealized)                             0.32        2.00       (1.36)      (2.40)       3.42
                                                                      -------     -------     -------     -------     -------
         Total From Investment Operations                                1.08        2.74       (0.71)      (1.77)       4.14
                                                                      -------     -------     -------     -------     -------
Less Distributions:
         Dividends (from net investment income)                         (0.64)      (0.79)      (0.67)      (0.70)      (0.65)
         Distributions (from capital gains)                                --          --          --       (0.33)      (0.03)
         Distributions (from return of capital)                         (0.03)      (0.02)      (0.01)         --       (0.01)
                                                                      -------     -------     -------     -------     -------
         Total Distributions                                            (0.67)      (0.81)      (0.68)      (1.03)      (0.69)
                                                                      -------     -------     -------     -------     -------
Net Asset Value, End of Period                                        $ 13.12     $ 12.71     $ 10.78     $ 12.17     $ 14.97
                                                                      =======     =======     =======     =======     =======
Total Return(2)                                                          8.69%      26.68%      (5.89)%    (12.42)%     36.77%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                       $ 2,421     $ 2,035     $ 1,518     $ 2,027     $ 2,105
Ratio of Expenses to Average Net Assets                                  1.04%       1.05%       1.05%       1.05%       1.05%
Ratio of Net Income to Average Net Assets                                5.89%       6.59%       5.52%       4.71%       4.46%
Ratio of Expenses to Average Net Assets (excluding waivers)              1.25%       1.24%       1.18%       1.18%       1.30%
Ratio of Net Income to Average Net Assets (excluding waivers)            5.68%       6.40%       5.39%       4.58%       4.21%
Portfolio Turnover Rate                                                    85%         45%         21%         36%         14%
------------------------------------------------------------------------------------------------------------------------------

(1) Per share data calculated using average shares outstanding method.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                                                  Fiscal year ended September 30,
CLASS B SHARES                                                        2001(1)       2000        1999        1998        1997
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                  $ 12.61     $ 10.69     $ 12.08     $ 14.86     $ 11.46
                                                                      -------     -------     -------     -------     -------
Investment Operations:
         Net Investment Income                                           0.65        0.64        0.55        0.52        0.63
         Net Gains (Losses) on Investments
              (both realized and unrealized)                             0.33        2.00       (1.34)      (2.37)       3.38
                                                                      -------     -------     -------     -------     -------
         Total From Investment Operations                                0.98        2.64        0.79       (1.85)       4.01
                                                                      -------     -------     -------     -------     -------
Less Distributions:
         Dividends (from net investment income)                         (0.54)      (0.69)      (0.57)      (0.60)      (0.57)
         Distributions (from capital gains)                                --          --          --       (0.33)      (0.03)
         Distributions (from return of capital)                         (0.03)      (0.03)      (0.03)         --       (0.01)
                                                                      -------     -------     -------     -------     -------
         Total Distributions                                            (0.57)      (0.72)      (0.60)      (0.93)      (0.61)
                                                                      -------     -------     -------     -------     -------
Net Asset Value, End of Period                                        $ 13.02     $ 12.61     $ 10.69     $ 12.08     $ 14.86
                                                                      =======     =======     =======     =======     =======
Total Return(2)                                                          7.93%      25.81%      (6.68)%    (13.04)%     35.77%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                       $ 1,724     $ 1,874     $ 2,192     $ 3,026     $ 3,318
Ratio of Expenses to Average Net Assets                                  1.79%       1.80%       1.80%       1.80%       1.80%
Ratio of Net Income to Average Net Assets                                5.13%       5.79%       4.75%       3.98%       3.61%
Ratio of Expenses to Average Net Assets (excluding waivers)              2.00%       1.99%       1.93%       1.93%       2.00%
Ratio of Net Income to Average Net Assets (excluding waivers)            4.92%       5.60%       4.62%       3.85%       3.41%
Portfolio Turnover Rate                                                    85%         45%         21%         36%         14%
------------------------------------------------------------------------------------------------------------------------------


(1) Per share data calculated using average shares outstanding method.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            25 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


REAL ESTATE SECURITIES FUND (CONTINUED)

                                                                Fiscal period ended September 30,
CLASS C SHARES                                                        2001(1)     2000(2)
-------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                  $ 12.68     $ 10.61
                                                                      -------     -------
Investment Operations:
         Net Investment Income                                           0.68        0.50
         Net Gains (Losses) on Investments
              (both realized and unrealized)                             0.30        2.14
                                                                      -------     -------
         Total From Investment Operations                                0.98        2.64
                                                                      -------     -------
Less Distributions:
         Dividends (from net investment income)                         (0.59)      (0.57)
         Distributions (from capital gains)                                --          --
         Distributions (from return of capital)                            --          --
                                                                      -------     -------
         Total Distributions                                            (0.59)      (0.57)
                                                                      -------     -------
Net Asset Value, End of Period                                        $ 13.08     $ 12.68
                                                                      =======     =======
Total Return(3)                                                          7.93%      25.56%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                       $   341     $   164
Ratio of Expenses to Average Net Assets                                  1.79%       1.80%
Ratio of Net Income to Average Net Assets                                5.27%       5.79%
Ratio of Expenses to Average Net Assets (excluding waivers)              2.00%       1.99%
Ratio of Net Income to Average Net Assets (excluding waivers)            5.06%       5.60%
Portfolio Turnover Rate                                                    85%         45%
------------------------------------------------------------------------------------------

(1) Per share data calculated using average shares outstanding method.

(2) Commenced operations of February 1, 2000. All ratios for the period have been annualized, except total return.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            26 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


SCIENCE & TECHNOLOGY FUND


                                                                       Fiscal period            Fiscal period
                                                                            ended                  ended
CLASS A SHARES                                                   September 30, 2001(1,2)   October 31, 2000(3,4)
----------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                      $   19.43               $   21.93
                                                                          ---------               ---------
Investment Operations:
         Net Investment Income (Loss)                                         (0.10)                  (0.07)
         Net Gains (Losses) on Investments
              (both realized and unrealized)                                 (14.63)                  (2.43)
                                                                          ---------               ---------
         Total From Investment Operations                                    (14.73)                  (2.50)
                                                                          ---------               ---------
Less Distributions:
         Dividends (from net investment income)                                  --                      --
         Distributions (from capital gains)                                      --                      --
                                                                          ---------               ---------
         Total Distributions                                                     --                      --
                                                                          ---------               ---------
Net Asset Value, End of Period                                            $    4.70               $   19.43
                                                                          =========               =========
Total Return(5)                                                              (75.81)%                (11.40)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                           $     988               $   1,944
Ratio of Expenses to Average Net Assets                                        1.59%                   1.64%
Ratio of Net Income (Loss) to Average Net Assets                              (1.15)%                 (1.47)%
Ratio of Expenses to Average Net Assets (excluding waivers)                    1.84%                   1.73%
Ratio of Net Income (Loss) to Average Net Assets (excluding waivers)          (1.40)%                 (1.56)%
Portfolio Turnover Rate                                                         146%                     85%
------------------------------------------------------------------------------------------------------------

(1) Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return.

(2) Per share data calculated using average shares outstanding method.

(3) Commenced operations on March 31, 2000.

(4) Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30. All ratios for the period have been annualized, except total return.

(5) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                                          Fiscal period  Fiscal period  Fiscal period
                                                              ended          ended          ended
                                                          September 30,   October 31,   November 30,
CLASS B SHARES                                              2001(1,2)      2000(2,3)       1999(4)
-----------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                         $   19.36     $   14.52      $   10.00
                                                             ---------     ---------      ---------
Investment Operations:
         Net Investment Income (Loss)                            (0.18)        (0.27)            --
         Net Gains (Losses) on Investments
              (both realized and unrealized)                    (14.52)         5.11           4.52
                                                             ---------     ---------      ---------
         Total From Investment Operations                       (14.70)         4.84           4.52
                                                             ---------     ---------      ---------
Less Distributions:
         Dividends (from net investment income)                     --            --             --
         Distributions (from capital gains)                         --            --             --
                                                             ---------     ---------      ---------
         Total Distributions                                        --            --             --
                                                             ---------     ---------      ---------
Net Asset Value, End of Period                               $    4.66     $   19.36      $   14.52
                                                             =========     =========      =========
Total Return(5)                                                 (75.93)%       33.33%         45.20%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                              $   3,563     $  13,465      $   1,345
Ratio of Expenses to Average Net Assets                           2.32%         2.09%          1.94%
Ratio of Net Income (Loss) to Average Net Assets                 (1.87)%       (1.63)%        (1.19)%
Ratio of Expenses to Average Net Assets (excluding waivers)       2.56%         2.19%          2.09%
Ratio of Net Income (Loss) to Average Net Assets
 (excluding waivers)                                             (2.11)%       (1.73)%        (1.34)%
Portfolio Turnover Rate                                            146%           85%            16%
-----------------------------------------------------------------------------------------------------

(1) Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return.

(2) Per share data calculated using average shares outstanding method.

(3) Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30. All ratios for the period have been annualized, except total return.

(4) Commenced operations on August 9, 1999. All ratios for the period have been annualized, except total return.

(5) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            27 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


SCIENCE & TECHNOLOGY FUND (CONTINUED)


                                                                                        Fiscal period
                                                                                             ended
CLASS C SHARES                                                                     September 30, 2001(1,2)
----------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                        $  5.06
                                                                                            -------
Investment Operations:
         Net Investment Income (Loss)                                                            --
         Net Gains (Losses) on Investments
              (both realized and unrealized)                                                  (0.36)
                                                                                           --------
         Total From Investment Operations                                                     (0.36)
                                                                                           --------
Less Distributions:
         Dividends (from net investment income)                                                  --
         Distributions (from capital gains)                                                      --
                                                                                                 --
         Total Distributions                                                                     --
                                                                                                 --
Net Asset Value, End of Period                                                              $  4.70
                                                                                            =======
Total Return(3)                                                                               (7.11)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                             $     --
Ratio of Expenses to Average Net Assets                                                        0.00%
Ratio of Net Income (Loss) to Average Net Assets                                               0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)                                    0.00%
Ratio of Net Income (Loss) to Average Net Assets (excluding waivers)                           0.00%
Portfolio Turnover Rate                                                                         146%
---------------------------------------------------------------------------------------------------

(1) Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

(2) Per share data calculated using average shares outstanding method.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            28 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


TECHNOLOGY FUND

                                                                                 Fiscal year ended September 30,
CLASS A SHARES                                                         2001(1)     2000        1999        1998        1997
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                  $ 47.68     $ 34.22     $ 15.60     $ 20.20     $ 19.25
                                                                      -------     -------     -------     -------     -------
Investment Operations:
         Net Investment Loss                                            (0.15)      (0.35)      (0.18)      (0.13)      (0.11)
         Net Gains (Losses) on Investments
              (both realized and unrealized)                           (33.55)      24.87       19.55       (3.26)       3.12
                                                                      -------     -------     -------     -------     -------
         Total From Investment Operations                              (33.70)      24.52       19.37       (3.39)       3.01
                                                                      -------     -------     -------     -------     -------
Less Distributions:
         Dividends (from net investment income)                            --          --          --          --          --
         Distributions (from capital gains)                             (7.62)     (11.06)      (0.75)      (1.21)      (2.06)
                                                                      -------     -------     -------     -------     -------
         Total Distributions                                            (7.62)     (11.06)      (0.75)      (1.21)      (2.06)
                                                                      -------     -------     -------     -------     -------
Net Asset Value, End of Period                                        $  6.36     $ 47.68     $ 34.22     $ 15.60     $ 20.20
                                                                      =======     =======     =======     =======     =======
Total Return(2)                                                        (83.30)%     80.11%     128.71%     (16.69)%     17.71%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                       $29,084     $155,533    $21,491     $ 7,703     $ 5,564
Ratio of Expenses to Average Net Assets                                  1.15%       1.15%       1.15%       1.15%       1.15%
Ratio of Net Loss to Average Net Assets                                 (0.88)%     (0.93)%     (0.80)%     (0.60)%     (0.59)%
Ratio of Expenses to Average Net Assets (excluding waivers)              1.22%       1.15%       1.16%       1.15%       1.17%
Ratio of Net Loss to Average Net Assets (excluding waivers)             (0.95)%     (0.93)%     (0.81)%     (0.60)%     (0.61)%
Portfolio Turnover Rate                                                   269%        195%        184%        124%        150%
------------------------------------------------------------------------------------------------------------------------------

(1) Per share data calculated using average shares outstanding method.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                                                 Fiscal year ended September 30,
CLASS B SHARES                                                         2001(1)      2000       1999        1998         1997
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                  $ 44.40     $ 32.59     $ 14.99     $ 19.58     $ 18.85
                                                                      -------     -------     -------     -------     -------
Investment Operations:
         Net Investment Loss                                            (0.26)      (0.35)      (0.34)      (0.24)      (0.20)
         Net Gains (Losses) on Investments
              (both realized and unrealized)                           (30.75)      23.22       18.69       (3.14)       2.99
                                                                      -------     -------     -------     -------     -------
         Total From Investment Operations                              (31.01)      22.87       18.35       (3.38)       2.79
                                                                      -------     -------     -------     -------     -------
Less Distributions:
         Dividends (from net investment income)                            --          --          --          --          --
         Distributions (from capital gains)                             (7.62)     (11.06)      (0.75)      (1.21)      (2.06)
                                                                      -------     -------     -------     -------     -------
         Total Distributions                                            (7.62)     (11.06)      (0.75)      (1.21)      (2.06)
                                                                      -------     -------     -------     -------     -------
Net Asset Value, End of Period                                        $  5.77     $ 44.40     $ 32.59     $ 14.99     $ 19.58
                                                                      =======     =======     =======     =======     =======
Total Return(2)                                                        (83.42)%     78.77%     127.09%     (17.21)%     16.82%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                       $15,974     $97,003     $20,866     $ 7,499     $ 8,463
Ratio of Expenses to Average Net Assets                                  1.90%       1.90%       1.90%       1.90%       1.90%
Ratio of Net Loss to Average Net Assets                                 (1.63)%     (1.68)%     (1.56)%     (1.38)%     (1.41)%
Ratio of Expenses to Average Net Assets (excluding waivers)              1.97%       1.90%       1.91%       1.90%       1.92%
Ratio of Net Loss to Average Net Assets (excluding waivers)             (1.70)%     (1.68)%     (1.57)%     (1.38)%     (1.43)%
Portfolio Turnover Rate                                                   269%        195%        184%        124%        150%
------------------------------------------------------------------------------------------------------------------------------

(1) Per share data calculated using average shares outstanding method.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            29 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


TECHNOLOGY FUND (CONTINUED)

                                                               Fiscal period ended September 30,
CLASS C SHARES                                                      2001(1)        2000(2)
------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                               $    47.49    $    50.30
                                                                   ----------    ----------
Investment Operations:
         Net Investment Loss                                            (0.26)        (0.35)
         Net Gains (Losses) on Investments
              (both realized and unrealized)                           (33.33)        (2.46)
                                                                   ----------    ----------
         Total From Investment Operations                              (33.59)        (2.81)
                                                                   ----------    ----------
Less Distributions:
         Dividends (from net investment income)                            --            --
         Distributions (from capital gains)                             (7.62)           --
                                                                   ----------    ----------
         Total Distributions                                            (7.62)           --
                                                                   ----------    ----------
Net Asset Value, End of Period                                     $     6.28    $    47.49
                                                                   ==========    ==========
Total Return(3)                                                        (83.43)%       (5.59)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                    $    9,010    $   33,605
Ratio of Expenses to Average Net Assets                                  1.90%         1.90%
Ratio of Net Loss to Average Net Assets                                 (1.63)%       (1.67)%
Ratio of Expenses to Average Net Assets (excluding waivers)              1.98%         1.88%
Ratio of Net Loss to Average Net Assets (excluding waivers)             (1.71)%       (1.65)%
Portfolio Turnover Rate                                                   269%          195%
--------------------------------------------------------------------------------------------

(1) Per share data calculated using average shares outstanding method.

(2) Commenced operations on February 1, 2000. All ratios for the period have been annualized, except total return.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                            30 PROSPECTUS - First American Sector Funds
                                            Class A, Class B, and Class C Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information, and annual and semiannual reports, and on the First American funds' Internet Web site.

--------------------------------------------------------------------------------
FIRST AMERICAN FUNDS WEB SITE

Information about the First American funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202 and is an affiliate of the investment advisor.

PROSECTR 1/02

SEC file number: 811-05309


[LOGO] FIRST AMERICAN FUNDS(TM)

[LOGO] FIRST AMERICAN FUNDS(TM)            JANUARY 28, 2002


                                           PROSPECTUS

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS -- STOCK FUNDS


                               SECTOR FUNDS
                             CLASS Y SHARES


                                           HEALTH SCIENCES FUND
                                           REAL ESTATE SECURITIES FUND
                                           SCIENCE & TECHNOLOGY FUND
                                           TECHNOLOGY FUND







                                           AS WITH ALL MUTUAL FUNDS, THE
                                           SECURITIES AND EXCHANGE COMMISSION
                                           HAS NOT APPROVED OR DISAPPROVED THE
                                           SHARES OF THESE FUNDS, OR DETERMINED
                                           IF THE INFORMATION IN THIS
                                           PROSPECTUS IS ACCURATE OR COMPLETE.
                                           ANY STATEMENT TO THE CONTRARY IS A
                                           CRIMINAL OFFENSE.

Table of

CONTENTS



       FUND SUMMARIES
--------------------------------------------------------------------------------
          Health Sciences Fund                                         2
--------------------------------------------------------------------------------
          Real Estate Securities Fund                                  5
--------------------------------------------------------------------------------
          Science & Technology Fund                                    7
--------------------------------------------------------------------------------
          Technology Fund                                             10
--------------------------------------------------------------------------------
       POLICIES & SERVICES
--------------------------------------------------------------------------------
          Buying and Selling Shares                                   13
--------------------------------------------------------------------------------
          Managing Your Investment                                    15
--------------------------------------------------------------------------------
       ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
          Management                                                  16
--------------------------------------------------------------------------------
          More About The Funds                                        17
--------------------------------------------------------------------------------
          Financial Highlights                                        19
--------------------------------------------------------------------------------
       FOR MORE INFORMATION                                   Back Cover
--------------------------------------------------------------------------------

Fund Summaries

INTRODUCTION



This section of the prospectus describes the objectives of the First American Sector Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                                      1 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

Fund Summaries

HEALTH SCIENCES FUND

--------------------------------------------------------------------------------
OBJECTIVE

Health Sciences Fund has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Health Sciences Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies which develop, produce or distribute products or services connected with health care or medicine, and which derive at least 50% of their assets, revenues or profits from these products or services at the time of investment.

Examples of products or services connected with health care or medicine include:

o        pharmaceuticals.

o        health care services and administration.

o        diagnostics.

o        medical equipment and supplies.

o        medical technology.

o        medical research and development.

The fund's advisor will invest in companies that it believes have the potential for above average growth in revenue and earnings as a result of new or unique products, processes or services; increasing demand for a company's products or services; established market leadership; or exceptional management.

The fund's investments may include development stage companies (companies that do not have significant revenues) and small-and mid-capitalization companies. The fund may also invest in real estate investment trusts (REITs) that finance medical care facilities. REITs are publicly traded corporations or trusts that acquire, hold and manage real estate.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

RISKS OF THE HEALTH SCIENCES SECTOR. Because the fund invests primarily in stocks related to health care or medicine, it is particularly susceptible to risks associated with the health sciences industries. Many products and services in the health sciences industries may become rapidly obsolete due to technological and scientific advances. In addition, governmental regulation may have a material effect on the demand for products and services in these industries.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF DEVELOPMENT STAGE, SMALL- AND MID-CAP STOCKS. Stocks of development stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF REAL ESTATE INVESTMENT TRUSTS (REITs). REITs will be affected by changes in the values of and incomes from the properties they own or the credit quality of the mortgages they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.


                                      2 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

Fund Summaries

HEALTH SCIENCES FUND CONTINUED

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these waivers were not in place, the fund's performance would be reduced.


                             3 PROSPECTUS - First American Sector Funds
                                            Class Y Shares
Class Y Shares

Fund Summaries

HEALTH SCIENCES FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

16.50%   -6.87%   -0.82%   47.09%    -11.73
--------------------------------------------------------------------------------
1997      1998     1999     2000       2001

Best Quarter:       Quarter ending   June 30, 2000            20.07%
Worst Quarter:      Quarter ending   September 30, 1998      (22.38)%

AVERAGE ANNUAL TOTAL RETURNS                       Inception                                Since
AS OF 12/31/01                                          Date    One Year   Five Years   Inception
-------------------------------------------------------------------------------------------------
Health Sciences Fund                                 1/31/96    (11.73)%        6.92%       5.76%
-------------------------------------------------------------------------------------------------
Standard & Poor's Health Care Composite Index(1)                (12.88)%       16.00%      15.67%
-------------------------------------------------------------------------------------------------

(1)An unmanaged index comprised of health care stocks in the Standard & Poor's 500 Index (an unmanaged index of large capitalization stocks). The since inception performance of the index is calculated from 1/31/96.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    NONE
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------
Management Fees                                                                    0.70%
Distribution and Service (12b-1) Fees                                               None
Other Expenses                                                                     0.57%
Total Annual Fund Operating Expenses                                               1.27%
Waiver of Fund Expenses(2)                                                        (0.29)%
NET EXPENSES(2)                                                                    0.98%
-----------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.98%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                     $100
 3 years                                                                    $373
 5 years                                                                    $667
10 years                                                                  $1,504


                                      4 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

Fund Summaries

REAL ESTATE SECURITIES FUND

--------------------------------------------------------------------------------
OBJECTIVE

Real Estate Securities Fund's objective is to provide above average current income and long-term capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Real Estate Securities Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in income-producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate. The advisor will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

A majority of the fund's total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that acquire, hold and manage residential or commercial real estate. REITs generally can be divided into the following three types:

o equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.

o mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.

o hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

RISKS OF THE REAL ESTATE INDUSTRY. Because the fund invests primarily in the real estate industry, it is particularly susceptible to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.

RISKS OF REAL ESTATE INVESTMENT TRUSTS (REITs). There are risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers generally will be in the real estate industry, the fund's portfolio securities may be more susceptible to any single economic or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have reinvested. Performance reflects fee waivers in effect. If these waivers were not in place, the fund's performance would be reduced.


                                      5 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

Fund Summaries

REAL ESTATE SECURITIES FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

31.00%    19.60%   -15.98%    -3.65%    32.23%    9.82%
--------------------------------------------------------------------------------
 1996      1997      1998      1999      2000     2001

Best Quarter:       Quarter ending   December 31, 1996       16.61%
Worst Quarter:      Quarter ending   September 30, 1998      (9.71)%

AVERAGE ANNUAL TOTAL RETURNS         Inception                                Since
AS OF 12/31/01                            Date    One Year   Five Years   Inception
-----------------------------------------------------------------------------------
Real Estate Securities Fund            6/30/95       9.82%        7.05%      11.62%
-----------------------------------------------------------------------------------
Morgan Stanley REIT Index(1)                        12.83%        6.12%      11.15%
-----------------------------------------------------------------------------------

(1)An unmanaged index of the most actively traded real estate investment trusts. The since inception performance for the index is calculated from 6/30/95.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    NONE
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------
Management Fees                                                                    0.70%
Distribution and Service (12b-1) Fees                                               None
Other Expenses                                                                     0.42%
Total Annual Fund Operating Expenses                                               1.12%
Waiver of Fund Expenses(2)                                                        (0.14)%
NET EXPENSES(2)                                                                    0.98%
-----------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.98%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                     $100
 3 years                                                                    $342
 5 years                                                                    $603
10 years                                                                  $1,349


                                      6 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

Fund Summaries

SCIENCE & TECHNOLOGY FUND

--------------------------------------------------------------------------------
OBJECTIVE

Science & Technology Fund has an objective of long-term after-tax growth of capital. Effective April 1, 2002, Science & Technology Fund's objective is to maximize long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Science & Technology Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies principally engaged in science and technology business activities. The fund considers science and technology sectors to include companies whose primary business is to provide goods or services in the fields of science (e.g., health and medical) or technology (e.g., computers and communications). These may include companies that:

o        make or sell products used in health care.

o        make or sell medical equipment and devices and related technologies.

o make or sell software or information-based services and consulting, communications and related services.

o        design, manufacture or sell electronic components and systems.

o research, design, develop, manufacture or distribute products, processes or services that relate to hardware technology within the computer industry.

o develop, produce or distribute products or services in the computer, semi-conductor, electronics, communications, health care and biotechnology sectors.

o engage in the development, manufacturing or sale of communications services or communications equipment.

The advisor believes that because of rapid advances in technology and science, an investment in companies with business operations in these areas will offer substantial opportunities for long-term capital appreciation. The fund's investments may include development stage companies (companies that do not have significant revenues) and small-and mid-capitalization companies.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Effective April 1, 2002, the advisor will no longer utilize the following tax-efficient strategies in seeking to achieve the fund's objective.

The advisor seeks to achieve high after-tax returns by balancing investment considerations and tax considerations. The fund seeks to achieve returns primarily in the form of price appreciation (which is not subject to current tax) and to minimize income distributions and distributions of realized short-term gains (taxed as ordinary income). Among the main strategies used in the tax-efficient management of the fund are the following:

o investing primarily in lower-yielding growth stocks to minimize taxable dividend income.

o        employing a long-term, low turnover approach to investing.

o        attempting to avoid net realized short-term gains.

o selling stocks trading below cost to realize losses (when appropriate) in order to offset realized capital gains that would otherwise have to be distributed to shareholders.

o selling the highest cost shares when selling appreciated stocks in order to minimize realized capital gains.

o selectively using tax-advantaged hedging techniques as an alternative to taxable sales (such as purchased put options, equity collars, equity swaps, covered short sales, and the purchase or sale of stock index futures contracts).

As a result of its tax-efficient strategy, the fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can always be avoided.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF THE SCIENCE AND TECHNOLOGY SECTOR. Because the fund invests primarily in science and technology related stocks, it is particularly susceptible to risks associated with the science and technology industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.


                                      7 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

Fund Summaries

SCIENCE & TECHNOLOGY FUND CONTINUED

RISKS OF DEVELOPMENT STAGE AND SMALL-CAP AND MID-CAP STOCKS. Stocks of development stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


                                      8 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

Fund Summaries

SCIENCE & TECHNOLOGY FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

-20.11%    -51.45%
--------------------------------------------------------------------------------
  2000       2001

Best Quarter:       Quarter ending   December 31, 2001        48.52%
Worst Quarter:      Quarter ending   September 30, 2001      (48.65)%

AVERAGE ANNUAL TOTAL RETURNS                         Inception                   Since
AS OF 12/31/01(1)                                         Date    One Year   Inception
--------------------------------------------------------------------------------------
Science & Technology Fund                               8/9/99    (51.45)%    (13.63)%
--------------------------------------------------------------------------------------
Standard & Poor's Information Technology Index(2)                 (25.88)%    (20.17)%
--------------------------------------------------------------------------------------
Nasdaq 100 Index(3)                                               (32.58)%    (16.38)%
--------------------------------------------------------------------------------------

(1)On 9/24/01, the Science & Technology Fund became the successor by merger to the Firstar Science & Technology Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Science & Technology Fund. The Firstar Science & Technology Fund was organized on 12/11/00 and, prior to that was a separate series of Firstar Stellar Funds, Inc.

(2)An unmanaged index comprised of information technology stocks in the Standard & Poor's 500 Index, which is an unmanaged index of large capitalization stocks. Previously, the fund used the Nasdaq 100 Index as a benchmark. Going forward, the fund will use the Standard & Poor's Information Technology Index as a comparison, because its composition better matches the fund's investment objective and strategies. The since inception performance of the index is calculated from 8/31/99.

(3)A market capitalization-weighted index that includes 100 of the largest financial companies, domestic and foreign, in the Nasdaq National Market. The since inception performance of the index is calculated from 8/31/99.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    NONE
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------
Management Fees                                                                    0.70%
Distribution and Service (12b-1) Fees                                               None
Other Expenses                                                                     0.51%
Total Annual Fund Operating Expenses                                               1.21%
Waiver of Fund Expenses(2)                                                        (0.23)%
NET EXPENSES(2)                                                                    0.98%
-----------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.98%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                     $100
 3 years                                                                    $361
 5 years                                                                    $642
10 years                                                                  $1,442


                                      9 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

Fund Summaries

TECHNOLOGY FUND

--------------------------------------------------------------------------------
OBJECTIVE

Technology Fund has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Technology Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies which the fund's advisor believes either have, or will develop, products, processes or services that will provide or will benefit significantly from technological innovations, advances and improvements. These may include:

o        inexpensive computing power, such as personal computers.

o        improved methods of communications, such as satellite transmission.

o technology related services such as internet related marketing services.

The prime emphasis of the fund is to identify companies which the advisor believes are positioned to benefit from technological advances in areas such as semiconductors, computers, software, communications, and online services. Companies in which the fund invests may include development stage companies (companies that do not have significant revenues) and small capitalization companies. The advisor will generally select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF THE TECHNOLOGY SECTOR. Because the fund invests primarily in technology related stocks, it is particularly susceptible to risks associated with the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

RISKS OF DEVELOPMENT STAGE AND SMALL-CAP STOCKS. Stocks of development stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.


                                     10 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

Fund Summaries

TECHNOLOGY FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations below provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have reinvested. Performance reflects fee waivers in effect. If these waivers were not in place, the fund's performance would be reduced.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

41.02%    22.43%    7.31%    32.70%   192.59%   -45.62%   -55.63%
--------------------------------------------------------------------------------
 1995      1996     1997      1998      1999      2000      2001

Best Quarter:       Quarter ending   December 31, 1999        80.67%
Worst Quarter:      Quarter ending   March 31, 2001          (48.80)%

AVERAGE ANNUAL TOTAL RETURNS                        Inception                                Since
AS OF 12/31/01(1)                                        Date    One Year   Five Years   Inception
--------------------------------------------------------------------------------------------------
Technology Fund                                        4/4/94    (55.63)%        0.10%      10.59%
--------------------------------------------------------------------------------------------------
Standard & Poor's Information Technology Index(2)                (25.88)%       12.14%      19.71%
--------------------------------------------------------------------------------------------------

(1)Technology Fund's 1999 returns were primarily achieved buying IPOs and technology related stocks in a period favorable for these investments. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs and technology stocks will have the same effect on performance as it did in 1999.

(2)An unmanaged index comprised of information technology stocks in the Standard & Poor's 500 Index (an unmanaged index of large capitalization stocks). The since inception performance of the index is calculated from 4/30/94.


                                     11 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

Fund Summaries

TECHNOLOGY FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    NONE
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------
Management Fees                                                                    0.70%
Distribution and Service (12b-1) Fees                                               None
Other Expenses                                                                     0.35%
Total Annual Fund Operating Expenses                                               1.05%
Waiver of Fund Expenses(2)                                                        (0.07)%
NET EXPENSES(2)                                                                    0.98%
-----------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.98%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                     $100
 3 years                                                                    $327
 5 years                                                                    $572
10 years                                                                  $1,275


                                     12 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

Policies & Services

BUYING AND SELLING SHARES

--------------------------------------------------------------------------------
MULTIPLE CLASS INFORMATION

The funds offer five different classes of shares. This prospectus offers Class Y shares that are sold through banks and other financial institutions that have entered into sales agreements with the funds' distributor. Class Y shares are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts. Class Y shares are typically held in an omnibus account with the transfer agent. While there is no initial or deferred sales charge on your purchase of Class Y shares, your investment professional or financial institution may receive a commission of up to 1.25% on your purchase. To find out whether you may purchase Class Y shares, contact your financial institution.

Class A, Class B, Class C and Class S shares of the funds are available through separate prospectuses. There are differences among the fees and expenses for each of the five classes. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance.

The following describes the features of each class:

o Class A shares are sold to the public with a sales charge at the time of purchase and annual distribution and service (12b-1) fees of 0.25%.

o Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and annual distribution and service (12b-1) fees of 1.00%.

o Class C shares are sold to the public with a sales charge at the time of purchase and annual distribution and service (12b-1) fees of 1.00% (may be subject to a CDSC).

o Class S shares are available to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity. Class S shares are sold without a sales charge or distribution fee, but with an annual shareholder servicing fee of 0.25%.

o Class Y shares are available to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity. Class Y shares are sold without a sales charge or distribution fee.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution. When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Shares may be purchased or sold on days when the New York Stock Exchange is open. Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0420-00013
Account Number: 112-952-137
Credit to: First American (NAME OF FUND, INVESTOR NAME AND INVESTOR ACCOUNT #)

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the funds must receive your purchase order by 3:00 p.m. Central time. In order for shares to be sold at that day's price, the funds must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds. Purchase orders and redemption requests may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

If the funds receive your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing readily marketable securities in the fund's portfolio, rather than paying you in cash. See "Policies & Services -- Managing Your Investment, Redemption In Kind."


                                     13 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

Policies & Services

BUYING AND SELLING SHARES CONTINUED

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, for example, if you decide to discontinue your fiduciary, agency or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

--------------------------------------------------------------------------------
REDEMPTION IN KIND

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption.


                                     14 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

Policies & Services

MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid quarterly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXES ON DISTRIBUTIONS. Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. The funds expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of ordinary income in the case of Real Estate Securities Fund and capital gains in the case of the other funds.

TAXES ON TRANSACTIONS. The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of readily marketable securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

TAX MANAGED STRATEGY. As a result of its tax-efficient strategies, the Science & Technology Fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can always be avoided. These tax-efficient strategies will not be in effect after April 1, 2002.


                                     15 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

Additional Information

MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 2001, U.S. Bancorp Asset Management and its affiliates had more than $114 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the fund's board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed fiscal year.(1)

                                                                    Advisory fee
                                                                       as a % of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
HEALTH SCIENCES FUND                                                       0.43%
REAL ESTATE SECURITIES FUND                                                0.49%
SCIENCE & TECHNOLOGY FUND(2)                                               0.81%
TECHNOLOGY FUND                                                            0.64%
--------------------------------------------------------------------------------

(1)Prior to May 2, 2001, First American Asset Management (FAAM), a division of U.S. Bank National Association, served as investment advisor to Health Services Fund, Real Estate Securities Fund and Technology Fund; Firstar Investment Research & Management Company LLC (FIRMCO), an affiliate of FAAM, served as investment advisor to Science & Technology Fund. On May 2, 2001, FAAM and FIRMCO combined advisory operations to form U.S. Bancorp Asset Management, Inc. The investment advisory fees paid by each fund to U.S. Bancorp Asset Management did not change as a result of the combination.

(2)On September 24, 2001, Science & Technology Fund became the successor by merger to Firstar Science & Technology Fund. The fiscal year end for the Firstar fund was October 31; Science & Technology Fund has a fiscal year end of September 30. Information presented in the table has been annualized for the eleven-month fiscal period ended September 30, 2001.

DIRECT CORRESPONDENCE TO:

First American Funds
P.O. Box 1330
Minneapolis, Minnesota 55440-1330

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

DISTRIBUTOR

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc. and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bancorp Asset Management which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

PORTFOLIO MANAGEMENT

Each fund's investments are managed by a team of persons associated with U.S. Bancorp Asset Management.


                                     16 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

Additional Information

MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES

The funds' objectives may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

PORTFOLIO TURNOVER. Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

MARKET RISK. All stocks are subject to price movements due to changes in general economic conditions, changes in the level of prevailing interest rates, changes in investor perceptions of the market, or the outlook for overall corporate profitability.

COMPANY RISK. Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

SECTOR RISK. The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector. Each fund is subject to the particular risks of the sector in which it principally invests.

RISKS OF THE HEALTH SCIENCES SECTOR. Health Sciences Fund and Science & Technology Fund invest in equity securities of companies which develop, produce or distribute products or services connected with health care or medicine. Many products and services in the health sciences industries may become rapidly obsolete due to technological and scientific advances. In addition, the health sciences industries generally are subject to greater governmental regulation than many other industries, so that changes in governmental policies may have a material effect on the demand for products and services in these industries. Regulatory approvals generally are required before new drugs, medical devices or medical procedures can be introduced and before health care providers can acquire additional facilities or equipment.

RISKS OF THE REAL ESTATE SECTOR. Real Estate Securities Fund invests primarily in equity securities of publicly traded companies in the real estate industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to them, and companies which service the real estate industry.

RISKS OF THE TECHNOLOGY SECTOR. Technology Fund and Science & Technology Fund invest in equity securities of companies in the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in this industry. For example, if technology continues to advance at an accelerated rate and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

RISKS OF DEVELOPMENT STAGE AND SMALL-CAP STOCKS. Health Sciences Fund, Technology Fund and Science & Technology Fund may have significant investments in development stage and small-capitalization companies. Stocks of development stage and small-capitalization companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. Their stock prices may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of


                                     17 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

Additional Information

MORE ABOUT THE FUNDS CONTINUED

development stage and small-capitalization companies at the desired time and price.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Technology Fund, Health Sciences Fund and Science & Technology Fund may frequently invest in companies at the time of their IPO. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

RISKS OF REAL ESTATE INVESTMENT TRUSTS (REITs). Real Estate Securities Fund invests a majority of its assets in REITs and Health Sciences Fund also may invest in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are subject to other risks as well, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property.

A REIT can pass its income through to shareholders or unitholders without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk that a REIT held by the fund will fail to qualify for this tax-free pass-through treatment of its income.

By investing in REITs indirectly through a fund, in addition to bearing a proportionate share of the expenses of the fund, you will also indirectly bear similar expenses of some of the REITs in which the fund invests.

FOREIGN SECURITY RISK. Up to 25% of each fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political, or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

RISKS OF ACTIVE MANAGEMENT. Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING. When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments exposes a fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.


                                     18 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

Additional Information

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class Y shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The financial highlights for the Science & Technology Fund as set forth herein include the historical financial highlights of the Firstar Science & Technology Fund. The assets of the Firstar Fund were acquired by the First American Science & Technology Fund on September 24, 2001. In connection with such acquisition, Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

The information for Health Sciences Fund, Real Estate Securities Fund and Technology Fund for the fiscal years ended September 30, 2001, September 30, 2000, and September 30, 1999, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal years ended on or before September 30, 1998, has been audited by other auditors.

The information for Science & Technology Fund for the fiscal period ended September 30, 2001, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The information for the fiscal periods ended on or before October 31, 2000, has been audited by other auditors.


HEALTH SCIENCES FUND

                                                                                    Fiscal year ended September 30,
                                                                      2001(1)        2000         1999         1998         1997
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                  $ 13.42      $  8.28      $  7.84      $ 12.08      $  9.87
                                                                      -------      -------      -------      -------      -------
Investment Operations:
         Net Investment Income (Loss)                                      --           --         0.04         0.03        (0.01)
         Net Gains (Losses) on Investments
          (both realized and unrealized)                                (2.12)        5.14         0.48        (2.78)        2.33
                                                                      -------      -------      -------      -------      -------
         Total From Investment Operations                               (2.12)        5.14         0.52        (2.75)        2.32
                                                                      -------      -------      -------      -------      -------
Less Distributions:
         Dividends (from net investment income)                            --           --        (0.04)       (0.03)       (0.01)
         Distributions (from capital gains)                             (1.37)          --        (0.04)       (1.46)       (0.10)
                                                                      -------      -------      -------      -------      -------
         Total Distributions                                            (1.37)          --        (0.08)       (1.49)       (0.11)
                                                                      -------      -------      -------      -------      -------
Net Asset Value, End of Period                                        $  9.93      $ 13.42      $  8.28      $  7.84      $ 12.08
                                                                      =======      =======      =======      =======      =======
Total Return(2)                                                        (17.15)%      62.10%        6.59%      (25.10)%      23.89%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                       $17,141      $19,175      $12,192      $21,977      $41,243
Ratio of Expenses to Average Net Assets                                  0.90%        0.92%        0.90%        0.90%        0.90%
Ratio of Net Income (Loss) to Average Net Assets                        (0.04)%      (0.02)%       0.38%        0.27%        0.06%
Ratio of Expenses to Average Net Assets (excluding waivers)              1.17%        1.21%        1.05%        0.95%        1.04%
Ratio of Net Income (Loss) to Average Net Assets (excluding waivers)    (0.31)%      (0.31)%       0.23%        0.22%       (0.08)%
Portfolio Turnover Rate                                                   103%         104%          53%          45%          54%
----------------------------------------------------------------------------------------------------------------------------------

(1)Per share data calculated using average shares outstanding method.

(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                     19 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


REAL ESTATE SECURITIES FUND

                                                                                Fiscal year ended September 30,
                                                                 2001(1)        2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $ 12.73      $ 10.80      $ 12.19      $ 14.99      $ 11.53
                                                                 -------      -------      -------      -------      -------
Investment Operations:
         Net Investment Income                                      0.84         0.77         0.68         0.67         0.74
         Net Gains (Losses) on Investments
          (both realized and unrealized)                            0.28         2.00        (1.35)       (2.40)        3.43
                                                                 -------      -------      -------      -------      -------
         Total From Investment Operations                           1.12         2.77        (0.67)       (1.73)        4.17
                                                                 -------      -------      -------      -------      -------
Less Distributions:
         Dividends (from net investment income)                    (0.68)       (0.81)       (0.69)       (0.74)       (0.67)
         Distributions (from capital gains)                           --           --           --        (0.33)       (0.03)
         Distributions (from return of capital)                    (0.02)       (0.03)       (0.03)          --        (0.01)
                                                                 -------      -------      -------      -------      -------
         Total Distributions                                       (0.70)       (0.84)       (0.72)       (1.07)       (0.71)
                                                                 -------      -------      -------      -------      -------
Net Asset Value, End of Period                                   $ 13.15      $ 12.73      $ 10.80      $ 12.19      $ 14.99
                                                                 =======      =======      =======      =======      =======
Total Return(2)                                                     9.01%       26.95%       (5.64)%     (12.18)%      37.07%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $96,263      $56,347      $51,181      $58,275      $40,501
Ratio of Expenses to Average Net Assets                             0.80%        0.80%        0.80%        0.80%        0.80%
Ratio of Net Income to Average Net Assets                           6.50%        6.79%        5.78%        5.06%        4.57%
Ratio of Expenses to Average Net Assets (excluding waivers)         1.01%        0.99%        0.93%        0.93%        1.05%
Ratio of Net Income to Average Net Assets (excluding waivers)       6.29%        6.60%        5.65%        4.93%        4.32%
Portfolio Turnover Rate                                               85%          45%          21%          36%          14%
-----------------------------------------------------------------------------------------------------------------------------

(1)Per share data calculated using average shares outstanding method.

(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


SCIENCE & TECHNOLOGY FUND

                                                                   Fiscal period           Fiscal period          Fiscal period
                                                                       ended                    ended                 ended
                                                             September 30, 2001(1),(2)   October 31, 2000(3)   November 30, 1999(4)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                  $  19.54                $  14.56               $  10.00
                                                                      --------                --------               --------
Investment Operations:
         Net Investment Income (Loss)                                    (0.09)                  (0.13)                    --
         Net Gains (Losses) on Investments
          (both realized and unrealized)                                (14.71)                   5.11                   4.56
                                                                      --------                --------               --------
         Total From Investment Operations                               (14.80)                   4.98                   4.56
                                                                      --------                --------               --------
Less Distributions:
         Dividends (from net investment income)                             --                      --                     --
         Distributions (from capital gains)                                 --                      --                     --
                                                                      --------                --------               --------
         Total Distributions                                                --                      --                     --
                                                                      --------                --------               --------
Net Asset Value, End of Period                                        $   4.74                $  19.54               $  14.56
                                                                      ========                ========               ========
Total Return(5)                                                         (75.74)%                 34.20%                 45.60%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                       $ 28,293                $121,767               $ 40,936
Ratio of Expenses to Average Net Assets                                   1.34%                   1.36%                  1.69%
Ratio of Net Income (Loss) to Average Net Assets                         (0.90)%                 (0.90)%                (0.94)%
Ratio of Expenses to Average Net Assets (excluding waivers)               1.58%                   1.46%                  1.84%
Ratio of Net Income (Loss) to Average Net Assets (excluding waivers)     (1.14)%                 (1.00)%                (1.09)%
Portfolio Turnover Rate                                                    146%                     85%                    16%
-----------------------------------------------------------------------------------------------------------------------------------

(1)Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30. All ratios for the period have been annualized, except total return.

(4)Commenced operations on August 9, 1999. All ratios for the period have been annualized, except total return.

(5)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                     20 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


TECHNOLOGY FUND

                                                                               Fiscal year ended September 30,
                                                                2001(1)        2000          1999          1998          1997
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                           $  48.60      $  34.64      $  15.73      $  20.29      $  19.29
                                                               --------      --------      --------      --------      --------
Investment Operations:
         Net Investment Loss                                      (0.11)        (0.34)        (0.13)        (0.08)        (0.06)
         Net Gains (Losses) on Investments
          (both realized and unrealized)                         (34.34)        25.36         19.79         (3.27)         3.12
                                                               --------      --------      --------      --------      --------
         Total From Investment Operations                        (34.45)        25.02         19.66         (3.35)         3.06
                                                               --------      --------      --------      --------      --------
Less Distributions:
         Dividends (from net investment income)                      --            --            --            --            --
         Distributions (from capital gains)                       (7.62)       (11.06)        (0.75)        (1.21)        (2.06)
                                                               --------      --------      --------      --------      --------
         Total Distributions                                      (7.62)       (11.06)        (0.75)        (1.21)        (2.06)
                                                               --------      --------      --------      --------      --------
Net Asset Value, End of Period                                 $   6.53      $  48.60      $  34.64      $  15.73      $  20.29
                                                               ========      ========      ========      ========      ========
Total Return(2)                                                  (83.26)%       80.71%       129.52%       (16.41)%       17.95%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                $ 59,653      $436,938      $214,620      $100,985      $148,659
Ratio of Expenses to Average Net Assets                            0.90%         0.90%         0.90%         0.90%         0.90%
Ratio of Net Loss to Average Net Assets                           (0.62)%       (0.67)%       (0.53)%       (0.38)%       (0.41)%
Ratio of Expenses to Average Net Assets (excluding waivers)        0.96%         0.90%         0.91%         0.90%         0.92%
Ratio of Net Loss to Average Net Assets (excluding waivers)       (0.67)%       (0.67)%       (0.54)%       (0.38)%       (0.43)%
Portfolio Turnover Rate                                             269%          195%          184%          124%          150%
--------------------------------------------------------------------------------------------------------------------------------

(1)Per share data calculated using average shares outstanding method.

(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                     21 PROSPECTUS - First American Sector Funds
                                                     Class Y Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROSECTY 1/02

SEC file number: 811-05309


[LOGO] FIRST AMERICAN FUNDS(TM)

[LOGO] FIRST AMERICAN FUNDS(TM)            JANUARY 28, 2002


                                           PROSPECTUS

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS -- STOCK FUNDS


                               SECTOR FUNDS
                             CLASS S SHARES


                                           HEALTH SCIENCES FUND
                                           REAL ESTATE SECURITIES FUND
                                           SCIENCE & TECHNOLOGY FUND
                                           TECHNOLOGY FUND








                                           AS WITH ALL MUTUAL FUNDS, THE
                                           SECURITIES AND EXCHANGE COMMISSION
                                           HAS NOT APPROVED OR DISAPPROVED THE
                                           SHARES OF THESE FUNDS, OR DETERMINED
                                           IF THE INFORMATION IN THIS
                                           PROSPECTUS IS ACCURATE OR COMPLETE.
                                           ANY STATEMENT TO THE CONTRARY IS A
                                           CRIMINAL OFFENSE.

Table of

CONTENTS



       FUND SUMMARIES
--------------------------------------------------------------------------------
          Health Sciences Fund                                         2
--------------------------------------------------------------------------------
          Real Estate Securities Fund                                  5
--------------------------------------------------------------------------------
          Science & Technology Fund                                    7
--------------------------------------------------------------------------------
          Technology Fund                                             10
--------------------------------------------------------------------------------
       POLICIES & SERVICES
--------------------------------------------------------------------------------
          Buying and Selling Shares                                   13
--------------------------------------------------------------------------------
          Managing Your Investment                                    15
--------------------------------------------------------------------------------
       ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
          Management                                                  16
--------------------------------------------------------------------------------
          More About The Funds                                        17
--------------------------------------------------------------------------------
          Financial Highlights                                        19
--------------------------------------------------------------------------------
       FOR MORE INFORMATION                                   Back Cover
--------------------------------------------------------------------------------

Fund Summaries

INTRODUCTION



This section of the prospectus describes the objectives of the First American Sector Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                                      1 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

Fund Summaries

HEALTH SCIENCES FUND

--------------------------------------------------------------------------------
OBJECTIVE

Health Sciences Fund has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Health Sciences Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies which develop, produce or distribute products or services connected with health care or medicine, and which derive at least 50% of their assets, revenues or profits from these products or services at the time of investment.

Examples of products or services connected with health care or medicine include:

o        pharmaceuticals.

o        health care services and administration.

o        diagnostics.

o        medical equipment and supplies.

o        medical technology.

o        medical research and development.

The fund's advisor will invest in companies that it believes have the potential for above average growth in revenue and earnings as a result of new or unique products, processes or services; increasing demand for a company's products or services; established market leadership; or exceptional management.

The fund's investments may include development stage companies (companies that do not have significant revenues) and small- and mid-capitalization companies. The fund may also invest in real estate investment trusts (REITs) that finance medical care facilities. REITs are publicly traded corporations or trusts that acquire, hold and manage real estate.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

RISKS OF THE HEALTH SCIENCES SECTOR. Because the fund invests primarily in stocks related to health care or medicine, it is particularly susceptible to risks associated with the health sciences industries. Many products and services in the health sciences industries may become rapidly obsolete due to technological and scientific advances. In addition, governmental regulation may have a material effect on the demand for products and services in these industries.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF DEVELOPMENT STAGE, SMALL- AND MID-CAP STOCKS. Stocks of development stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF REAL ESTATE INVESTMENT TRUSTS (REITs). REITs will be affected by changes in the values of and incomes from the properties they own or the credit quality of the mortgages they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.


                                      2 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

Fund Summaries

HEALTH SCIENCES FUND CONTINUED

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Because Class S shares were not offered for a full calendar year, information in the chart and the table is for the fund's Class A shares, which are offered through another prospectus. The classes will have substantially similar returns because they are invested in the same portfolio of securities and have similar operating expenses.


                                      3 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

Fund Summaries

HEALTH SCIENCES FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)

[BAR CHART]

16.14%    -6.94%    -1.32%    46.88%    -11.98%
--------------------------------------------------------------------------------
 1997      1998      1999      2000       2001

Best Quarter:       Quarter ending   June 30, 2000            20.06%
Worst Quarter:      Quarter ending   September 30, 1998      (22.34)%

AVERAGE ANNUAL TOTAL RETURNS                        Inception                                Since
AS OF 12/31/01                                           Date    One Year   Five Years   Inception
--------------------------------------------------------------------------------------------------
Health Sciences Fund (Class A)(1)                     1/31/96    (11.98)%        6.64%       5.49%
--------------------------------------------------------------------------------------------------
Standard & Poor's Health Care Composite Index(2)                 (12.88)%       16.00%      15.67%
--------------------------------------------------------------------------------------------------

(1)Class A share returns do not reflect the 5.50% front-end sales charge normally imposed on those shares. Class S shares have no sales charge.

(2)An unmanaged index comprised of health care stocks in the Standard & Poor's 500 Composite Index, which is an unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 1/31/96.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    NONE
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------
Management Fees                                                                    0.70%
Distribution and Service (12b-1) Fees                                               None
Other Expenses
  Shareholder Servicing Fee                                                        0.25%
  Miscellaneous                                                                    0.57%
Total Annual Fund Operating Expenses                                               1.52%
Waiver of Fund Expenses(2)                                                        (0.29)%
NET EXPENSES(2)                                                                    1.23%
-----------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.23%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                     $125
 3 years                                                                    $451
 5 years                                                                    $799
10 years                                                                  $1,783


                                      4 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

Fund Summaries

REAL ESTATE SECURITIES FUND

--------------------------------------------------------------------------------
OBJECTIVE

Real Estate Securities Fund's objective is to provide above average current income and long-term capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Real Estate Securities Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in income-producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate. The advisor will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

A majority of the fund's total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that acquire, hold and manage residential or commercial real estate. REITs generally can be divided into the following three types:

o equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.

o mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.

o hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

RISKS OF THE REAL ESTATE INDUSTRY. Because the fund invests primarily in the real estate industry, it is particularly susceptible to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.

RISKS OF REAL ESTATE INVESTMENT TRUSTS (REITs). There are risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers generally will be in the real estate industry, the fund's portfolio securities may be more susceptible to any single economic or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Because Class S shares were not offered for a full calendar year, information in the chart and the table is for the fund's Class A shares, which are offered through another prospectus. The classes will have substantially similar returns because they are invested in the same portfolio of securities and have similar operating expenses.


                                      5 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

Fund Summaries

REAL ESTATE SECURITIES FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)

[BAR CHART]

30.63%    19.21%    -16.16%     -3.91%    31.96%    9.50%
--------------------------------------------------------------------------------
 1996      1997       1998       1999      2000     2001

Best Quarter:       Quarter ending   December 31, 1996       16.59%
Worst Quarter:      Quarter ending   September 30, 1998      (9.78)%

AVERAGE ANNUAL TOTAL RETURNS                Inception                                Since
AS OF 12/31/01                                   Date    One Year   Five Years   Inception
------------------------------------------------------------------------------------------
Real Estate Securities Fund (Class A)(1)      9/29/95       9.50%        6.77%      10.92%
------------------------------------------------------------------------------------------
Morgan Stanley REIT Index(2)                               12.83%        6.12%      10.90%
------------------------------------------------------------------------------------------

(1)Class A share returns do not reflect the 5.50% front-end sales charge normally imposed on those shares. Class S shares have no sales charge.

(2)An unmanaged index of the most actively traded real estate investment trusts. The since inception performance for the index is calculated from 9/30/95.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    NONE
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------
Management Fees                                                                    0.70%
Distribution and Service (12b-1) Fees                                               None
Other Expenses
  Shareholder Servicing Fee                                                        0.25%
  Miscellaneous                                                                    0.42%
Total Annual Fund Operating Expenses                                               1.37%
Waiver of Fund Expenses(2)                                                        (0.14)%
NET EXPENSES(2)                                                                    1.23%
-----------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.23%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                     $125
 3 years                                                                    $420
 5 years                                                                    $736
10 years                                                                  $1,632


                                      6 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

Fund Summaries

SCIENCE & TECHNOLOGY FUND

--------------------------------------------------------------------------------
OBJECTIVE

Science & Technology Fund has an objective of long-term after tax growth of capital. Effective April 1, 2002, Science & Technology Fund's objective is to maximize long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Science & Technology Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies principally engaged in science and technology business activities. The fund considers science and technology sectors to include companies whose primary business is to provide goods or services in the fields of science (e.g., health and medical) or technology (e.g., computers and communications). These may include companies that:

o        make or sell products used in health care.

o        make or sell medical equipment and devices and related technologies.

o make or sell software or information-based services and consulting, communications and related services.

o        design, manufacture or sell electronic components and systems.

o research, design, develop, manufacture or distribute products, processes or services that relate to hardware technology within the computer industry.

o develop, produce or distribute products or services in the computer, semi-conductor, electronics, communications, health care and biotechnology sectors.

o engage in the development, manufacturing or sale of communications services or communications equipment.

The advisor believes that because of rapid advances in technology and science, an investment in companies with business operations in these areas will offer substantial opportunities for long-term capital appreciation. The fund's investments may include development stage companies (companies that do not have significant revenues) and small- and mid-capitalization companies.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

Effective April 1, 2002, the advisor will no longer utilize the following tax-efficient strategies in seeking to achieve the fund's objective.

The advisor seeks to achieve high after-tax returns by balancing investment considerations and tax considerations. The fund seeks to achieve returns primarily in the form of price appreciation (which is not subject to current tax) and to minimize income distributions and distributions of realized short-term gains (taxed as ordinary income). Among the main strategies used in the tax-efficient management of the fund are the following:

o investing primarily in lower-yielding growth stocks to minimize taxable dividend income.

o        employing a long-term, low turnover approach to investing.

o        attempting to avoid net realized short-term gains.

o selling stocks trading below cost to realize losses (when appropriate) in order to offset realized capital gains that would otherwise have to be distributed to shareholders.

o selling the highest cost shares when selling apperciated stocks in order to minimize realized capital gains.

o selectively using tax-advantaged hedging techniques as an alternative to taxable sales (such as purchased put options, equity collars, equity swaps, covered short sales, and the purchase or sale of stock index futures contracts).

As a result of its tax-efficient strategy, the fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can always be avoided.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.


                                      7 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

Fund Summaries

SCIENCE & TECHNOLOGY FUND CONTINUED

RISKS OF THE SCIENCE AND TECHNOLOGY SECTOR. Because the fund invests primarily in science and technology related stocks, it is particularly susceptible to risks associated with the science and technology industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

RISKS OF DEVELOPMENT STAGE AND SMALL-CAP AND MID-CAP STOCKS. Stocks of development stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is intended to show you how performance of the fund has varied from year to year. However, because Class S shares of the fund were first offered in 2000, only one calendar year of performance information is available.The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


                                      8 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

Fund Summaries

SCIENCE & TECHNOLOGY FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

-51.63%
--------------------------------------------------------------------------------
  2001

Best Quarter:       Quarter ending   December 31, 2001        48.30%
Worst Quarter:      Quarter ending   September 30, 2001      (48.69)%

AVERAGE ANNUAL TOTAL RETURNS                          Inception                   Since
AS OF 12/31/01(1)                                          Date    One Year   Inception
---------------------------------------------------------------------------------------
Science & Technology Fund                              12/11/00    (51.63)%    (58.65)%
---------------------------------------------------------------------------------------
Standard & Poor's Information Technology Index(2)                  (25.88)%    (25.88)%
---------------------------------------------------------------------------------------
Nasdaq 100 Index(3)                                                (32.58)%    (32.58)%
---------------------------------------------------------------------------------------

(1)On 9/24/01, the Science & Technology Fund became the successor by merger to the Firstar Science & Technology Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Science & Technology Fund. The Firstar Science & Technology Fund was organized on 12/11/00 and, prior to that was a separate series of Firstar Stellar Funds, Inc.

(2)An unmanaged index comprised of information technology stocks in the Standard & Poor's 500 Composite Index, which is an unmanaged index of large-capitalization stocks. Previously, the fund used the Nasdaq 100 Index as a benchmark. Going forward, the fund will use the Standard & Poor's Information Technology Index as a comparison, because its composition better matches the fund's investment objective and strategies. The since inception performance of the index is calculated from 12/31/00.

(3)A market capitalization-weighted index that includes 100 of the largest financial companies, domestic and foreign, in the Nasdaq National Market. The since inception performance of the index is calculated from 12/31/00.


--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    NONE
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------
Management Fees                                                                    0.70%
Distribution and Service (12b-1) Fees                                               None
Other Expenses
  Shareholder Servicing Fee                                                        0.25%
  Miscellaneous                                                                    0.51%
Total Annual Fund Operating Expenses                                               1.46%
Waiver of Fund Expenses(2)                                                        (0.23)%
NET EXPENSES(2)                                                                    1.23%
-----------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.23%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                     $125
 3 years                                                                    $438
 5 years                                                                    $774
10 years                                                                  $1,723


                                      9 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

Fund Summaries

TECHNOLOGY FUND

--------------------------------------------------------------------------------
OBJECTIVE

Technology Fund has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Technology Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies which the fund's advisor believes either have, or will develop, products, processes or services that will provide or will benefit significantly from technological innovations, advances and improvements. These may include:

o        inexpensive computing power, such as personal computers.

o        improved methods of communications, such as satellite transmission.

o technology related services such as internet related marketing services.

The prime emphasis of the fund is to identify companies which the advisor believes are positioned to benefit from technological advances in areas such as semiconductors, computers, software, communications, and online services. Companies in which the fund invests may include development stage companies (companies that do not have significant revenues) and small capitalization companies. The advisor will generally select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

RISKS OF NON-DIVERSIFICATION. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.

RISKS OF THE TECHNOLOGY SECTOR. Because the fund invests primarily in technology related stocks, it is particularly susceptible to risks associated with the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

RISKS OF DEVELOPMENT STAGE AND SMALL-CAP STOCKS. Stocks of development stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument.


                                     10 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

Fund Summaries

TECHNOLOGY FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations below provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Because Class S shares were not offered for a full calendar year, information in the chart and the table is for the fund's Class A shares, which are offered through another prospectus. The classes will have substantially similar returns because they are invested in the same portfolio of securities and have similar operating expenses.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)

[BAR CHART]

40.93%   22.12%    6.91%    32.47%    191.79%    -45.85%    -55.71
--------------------------------------------------------------------------------
1995      1996     1997      1998       1999       2000       2001

Best Quarter:       Quarter ending   December 31, 1999        80.60%
Worst Quarter:      Quarter ending   March 31, 2001          (48.79)%

AVERAGE ANNUAL TOTAL RETURNS                         Inception                                Since
AS OF 12/31/01(1)                                         Date    One Year   Five Years   Inception
---------------------------------------------------------------------------------------------------
Technology Fund (Class A)(2)                            4/4/94    (55.71)%      (0.18)%      10.35%
---------------------------------------------------------------------------------------------------
Standard & Poor's Information Technology Index(3)                 (25.88)%      12.14%       19.71%
---------------------------------------------------------------------------------------------------

(1)Technology Fund's 1999 returns were primarily achieved buying IPOs and technology related stocks in a period favorable for these investments. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs and technology stocks will have the same effect on performance as it did in 1999.

(2)Class A share returns do not reflect the 5.50% front-end sales charge normally imposed on those shares. Class S shares have no sales charge.

(3)An unmanaged index comprised of information technology stocks in the Standard & Poor's 500 Index, which is an unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 4/30/94.


                                     11 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

Fund Summaries

TECHNOLOGY FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-----------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    NONE
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------
Management Fees                                                                    0.70%
Distribution and Service (12b-1) Fees                                               None
Other Expenses
  Shareholder Servicing Fee                                                        0.25%
  Miscellaneous                                                                    0.35%
Total Annual Fund Operating Expenses                                               1.30%
Waiver of Fund Expenses(2)                                                        (0.07)%
NET EXPENSES(2)                                                                    1.23%
-----------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.23%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                     $125
 3 years                                                                    $405
 5 years                                                                    $706
10 years                                                                  $1,561


                                     12 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

Policies & Services

BUYING AND SELLING SHARES

--------------------------------------------------------------------------------
MULTIPLE CLASS INFORMATION

The funds offer five different classes of shares. This prospectus offers Class S shares that are sold through banks and other financial institutions that have entered into sales agreements with the funds' distributor. Class S shares are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts. Class S shares are typically held in an omnibus account with the transfer agent. While there is no initial or deferred sales charge on your purchase of Class S shares, there is an annual shareholder servicing fee of 0.25% and your investment professional or financial institution may receive a commission of up to 1.25% on your purchase. To find out whether you may purchase Class S shares, contact your financial institution.

Class A, Class B, Class C and Class Y shares are available through separate prospectuses. There are differences among the fees and expenses for each of the five classes. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance.

The following describes the features of each class:

o Class A shares are sold to the public with a sales charge at the time of purchase and annual distribution and service (12b-1) fees of 0.25%.

o Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and annual distribution and service (12b-1) fees of 1.00%.

o Class C shares are sold to the public with a sales charge at the time of purchase and annual distribution and service (12b-1) fees of 1.00% (may be subject to a CDSC).

o Class S shares are available to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity. Class S shares are sold without a sales charge or distribution fee, but with an annual shareholder servicing fee of 0.25%.

o Class Y shares are available to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity. Class Y shares are sold without a sales charge or distribution fee.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution. Shares may be purchased or sold on any day when the New York Stock Exchange is open. When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0420-00013
Account Number: 112-952-137
Credit to: First American (NAME OF FUND, INVESTOR NAME AND INVESTOR ACCOUNT #)

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the funds must receive your purchase order by 3:00 p.m. Central time. In order for shares to be sold at that day's price, the funds must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds. Purchase orders and redemption requests may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

If the funds receive your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

To minimize the effect of large redemption requests, each fund reserves the right to fulfill these redemption requests by distributing readily marketable securities in the fund's portfolio, rather than paying you in cash. See "Policies & Services -- Managing Your Investment, Redemption In Kind."

--------------------------------------------------------------------------------
COMPENSATION PAID TO FINANCIAL INSTITUTIONS

The fund pays the distributor an annual shareholder servicing fee equal to 0.25% of the fund's average daily net assets to compensate the distributor for providing services to shareholders. The distributor may use this fee to compensate your investment professional or financial institution for providing ongoing services to your account. The advisor, the administrator or the distributor may pay additional fees to investment professionals and financial institutions, using their own assets, in exchange for sales and/or administrative services performed on behalf of the investment professional's or financial institution's customers.


                                     13 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

Policies & Services

BUYING AND SELLING SHARES CONTINUED

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may exchange your shares for Class S shares of another First American fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class S shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

--------------------------------------------------------------------------------
REDEMPTION IN KIND

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption.


                                     14 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

Policies & Services

MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid quarterly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXES ON DISTRIBUTIONS. Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. The funds expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of ordinary income in the case of Real Estate Securities Fund and capital gains in the case of the other funds.

TAXES ON TRANSACTIONS. The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of readily marketable securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

TAX MANAGED STRATEGY. As a result of its tax-efficient strategies, the Science & Technology Fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can always be avoided. These tax-efficient strategies will not be in effect after April 1, 2002.


                                     15 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

Additional Information

MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 2001, U.S. Bancorp Asset Management and its affiliates had more than $114 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the funds' most recently completed fiscal year.(1)

                                                                    Advisory fee
                                                                       as a % of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
HEALTH SCIENCES FUND                                                       0.43%
REAL ESTATE SECURITIES FUND                                                0.49%
SCIENCE & TECHNOLOGY FUND(2)                                               0.81%
TECHNOLOGY FUND                                                            0.64%
--------------------------------------------------------------------------------

(1)Prior to May 2, 2001, First American Asset Management (FAAM), a division of U.S. Bank National Association, served as investment advisor to Health Sciences Fund, Real Estate Securities Fund and Technology Fund; Firstar Investment Research & Management Company LLC (FIRMCO), an affiliate of FAAM, served as investment advisor to Science & Technology Fund. On May 2, 2001, FAAM and FIRMCO combined advisory operations to form U.S. Bancorp Asset Management, Inc. The investment advisory fees paid by each fund to U.S. Bancorp Asset Management did not change as a result of the combination.

(2)On September 24, 2001, Science & Technology Fund became the successor by merger to Firstar Science & Technology Fund. The fiscal year end for the Firstar fund was October 31; Science & Technology Fund has a fiscal year end of September 30. Information presented in the table has been annualized for the eleven-month fiscal period ended September 30, 2001.

DIRECT CORRESPONDENCE TO:

First American Funds
P.O. Box 1330
Minneapolis, Minnesota 55440-1330

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

DISTRIBUTOR

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc. and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bancorp Asset Management which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

PORTFOLIO MANAGEMENT

Each fund's investments are managed by a team of persons associated with U.S. Bancorp Asset Management.


                                     16 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

Additional Information

MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES

The funds' objectives may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

PORTFOLIO TURNOVER. Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

MARKET RISK. All stocks are subject to price movements due to changes in general economic conditions, changes in the level of prevailing interest rates, changes in investor perceptions of the market, or the outlook for overall corporate profitability.

COMPANY RISK. Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

SECTOR RISK. The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector. Each fund is subject to the particular risks of the sector in which it principally invests.

RISKS OF THE HEALTH SCIENCES SECTOR. Health Sciences Fund and Science & Technology Fund invest in equity securities of companies which develop, produce or distribute products or services connected with health care or medicine. Many products and services in the health sciences industries may become rapidly obsolete due to technological and scientific advances. In addition, the health sciences industries generally are subject to greater governmental regulation than many other industries, so that changes in governmental policies may have a material effect on the demand for products and services in these industries. Regulatory approvals generally are required before new drugs, medical devices or medical procedures can be introduced and before health care providers can acquire additional facilities or equipment.

RISKS OF THE REAL ESTATE SECTOR. Real Estate Securities Fund invests primarily in equity securities of publicly traded companies in the real estate industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to them, and companies which service the real estate industry.

RISKS OF THE TECHNOLOGY SECTOR. Technology Fund and Science & Technology Fund invest in equity securities of companies in the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in this industry. For example, if technology continues to advance at an accelerated rate and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

RISKS OF DEVELOPMENT STAGE AND SMALL-CAP STOCKS. Health Sciences Fund, Technology Fund and Science & Technology Fund may have significant investments in development stage and small-capitalization companies. Stocks of development stage and small-capitalization companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. Their stock prices may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations.


                                     17 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

Additional Information

MORE ABOUT THE FUNDS CONTINUED

In some cases, there could be difficulties in selling the stocks of development stage and small-capitalization companies at the desired time and price.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Technology Fund, Health Sciences Fund and Science & Technology Fund may frequently invest in companies at the time of their IPO. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

RISKS OF REAL ESTATE INVESTMENT TRUSTS (REITs). Real Estate Securities Fund invests a majority of its assets in REITs and Health Sciences Fund also may invest in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are subject to other risks as well, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property.

A REIT can pass its income through to shareholders or unitholders without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk that a REIT held by the fund will fail to qualify for this tax-free pass-through treatment of its income.

By investing in REITS indirectly through a fund, in addition to bearing a proportionate share of the expenses of the fund, you will also indirectly bear similar expenses of some of the REITs in which the fund invests.

FOREIGN SECURITY RISK. Up to 25% of each fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political, or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

RISKS OF ACTIVE MANAGEMENT. Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING. When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.

RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments exposes a fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.


                                     18 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

Additional Information

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The table below presents performance information about the Class S shares of each fund. This information is intended to help you understand the fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the table represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The financial highlights for the Science & Technology Fund as set forth herein include the historical financial highlights of the Firstar Science & Technology Fund. The assets of the Firstar Fund were acquired by the First American Science & Technology Fund on September 24, 2001. In connection with such acquisition, Class Y shares of the Firstar Science & Technology Fund were exchanged for Class S shares of the First American Science & Technology Fund.

The information for the fiscal period ended September 30, 2001, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.


HEALTH SCIENCES FUND

                                                                               Fiscal period
                                                                                   ended
                                                                         September 30, 2001(1),(2)
--------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                               $ 9.06
                                                                                   ------
Investment Operations:
         Net Investment Income (Loss)                                                  --
         Net Gains (Losses) on Investments
          (both realized and unrealized)                                             0.78
                                                                                   ------
         Total From Investment Operations                                            0.78
                                                                                   ------
Less Distributions:
         Dividends (from net investment income)                                        --
         Distributions (from capital gains)                                            --
                                                                                   ------
         Total Distributions                                                           --
                                                                                   ------
Net Asset Value, End of Period                                                     $ 9.84
                                                                                   ======
Total Return(3)                                                                      8.61%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                    $   --
Ratio of Expenses to Average Net Assets                                              0.00%
Ratio of Net Income (Loss) to Average Net Assets                                     0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)                          0.00%
Ratio of Net Income (Loss) to Average Net Assets (excluding waivers)                 0.00%
Portfolio Turnover Rate                                                               103%
--------------------------------------------------------------------------------------------------

(1)Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                     19 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


REAL ESTATE SECURITIES FUND

                                                                               Fiscal period
                                                                                   ended
                                                                         September 30, 2001(1),(2)
--------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                               $12.52
                                                                                   ------
Investment Operations:
         Net Investment Income (Loss)                                                0.11
         Net Gains (Losses) on Investments
          (both realized and unrealized)                                             0.49
                                                                                   ------
         Total From Investment Operations                                            0.60
                                                                                   ------
Less Distributions:
         Dividends (from net investment income)                                        --
         Distributions (from capital gains)                                            --
                                                                                   ------
         Total Distributions                                                           --
                                                                                   ------
Net Asset Value, End of Period                                                     $13.12
                                                                                   ======
Total Return(3)                                                                      4.87%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                    $  320
Ratio of Expenses to Average Net Assets                                              0.56%
Ratio of Net Income (Loss) to Average Net Assets                                    43.93%
Ratio of Expenses to Average Net Assets (excluding waivers)                          1.01%
Ratio of Net Income (Loss) to Average Net Assets (excluding waivers)                43.48%
Portfolio Turnover Rate                                                                85%
--------------------------------------------------------------------------------------------------

(1)Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


SCIENCE & TECHNOLOGY FUND

                                                                               Fiscal period
                                                                                   ended
                                                                         September 30, 2001(1),(2)
--------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                               $17.69
                                                                                   ------
Investment Operations:
         Net Investment Income (Loss)                                               (0.07)
         Net Gains (Losses) on Investments
          (both realized and unrealized)                                           (12.92)
                                                                                   ------
         Total From Investment Operations                                          (12.99)
                                                                                   ------
Less Distributions:
         Dividends (from net investment income)                                        --
         Distributions (from capital gains)                                            --
                                                                                   ------
         Total Distributions                                                           --
                                                                                   ------
Net Asset Value, End of Period                                                     $ 4.70
                                                                                   ======
Total Return(3)                                                                    (73.43)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                    $1,858
Ratio of Expenses to Average Net Assets                                              1.56%
Ratio of Net Income (Loss) to Average Net Assets                                    (1.19)%
Ratio of Expenses to Average Net Assets (excluding waivers)                          1.90%
Ratio of Net Income (Loss) to Average Net Assets (excluding waivers)                (1.53)%
Portfolio Turnover Rate                                                               146%
--------------------------------------------------------------------------------------------------

(1)Class S shares have been offered since December 11, 2000. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                     20 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


TECHNOLOGY FUND

                                                                               Fiscal period
                                                                                   ended
                                                                         September 30, 2001(1),(2)
--------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                               $ 6.95
                                                                                   ------
Investment Operations:
         Net Investment Income (Loss)                                                  --
         Net Gains (Losses) on Investments
          (both realized and unrealized)                                            (0.59)
                                                                                   ------
         Total From Investment Operations                                           (0.59)
                                                                                   ------
Less Distributions:
         Dividends (from net investment income)                                        --
         Distributions (from capital gains)                                            --
                                                                                   ------
         Total Distributions                                                           --
                                                                                   ------
Net Asset Value, End of Period                                                     $ 6.36
                                                                                   ======
Total Return(3)                                                                     (8.49)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                    $   --
Ratio of Expenses to Average Net Assets                                              0.00%
Ratio of Net Income (Loss) to Average Net Assets                                     0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)                          0.00%
Ratio of Net Income (Loss) to Average Net Assets (excluding waivers)                 0.00%
Portfolio Turnover Rate                                                               269%
--------------------------------------------------------------------------------------------------

(1)Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

(2)Per share data calculated using average shares outstanding method.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                     21 PROSPECTUS - First American Sector Funds
                                                     Class S Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROSECTS 1/02

SEC file number: 811-05309


[LOGO] FIRST AMERICAN FUNDS(TM)

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                      First American Large Cap Growth Funds

                      Supplement Dated February 20, 2002,*
                      To Prospectus Dated January 28, 2002

      THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 28, 2002.
 THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST
               A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

         FOR CAPITAL GROWTH FUND, CLASS S AND CLASS Y SHARE PROSPECTUSES:

         The following replaces the text under "Objective:"

Capital Growth Fund's objective is to maximize long-term after-tax returns. Effective April 1, 2002, Capital Growth Fund's objective is to maximize long-term returns.

         FOR RELATIVE VALUE FUND, CLASS S SHARE PROSPECTUS:

         The following replaces the text under "Objective:"

Relative Value Fund's objective is to maximize after-tax return from capital appreciation plus income. Effective April 1, 2002, Relative Value Fund's objective is to maximize total return from capital appreciation plus income.

FOR RELATIVE VALUE FUND, CLASS A, CLASS B, CLASS C AND CLASS Y SHARE
PROSPECTUSES:

The following paragraph replaces the first three paragraphs under "Main Investment Strategies:"

Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. In selecting stocks, the fund's advisor invests in securities that it believes:

         o are undervalued relative to other securities in the same industry or market.

         o        exhibit good or improving fundamentals.

         o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one or two years.











* Valid until next prospectus update.



--------------------------------------------------------------------------------
     NOT FDIC INSURED            NO BANK GUARANTEE           MAY LOSE VALUE
--------------------------------------------------------------------------------

U.S. BANCORP ASSET MANAGEMENT, INC. SERVES AS INVESTMENT ADVISOR TO THE FIRST AMERICAN FUNDS. FIRST AMERICAN FUNDS ARE DISTRIBUTED BY QUASAR DISTRIBUTORS, LLC, AN AFFILIATE OF THE INVESTMENT ADVISOR. FOR A PROSPECTUS CONTAINING COMPLETE INFORMATION ON ANY OF THE FIRST AMERICAN FUNDS, INCLUDING INVESTMENT POLICIES, FEES, AND EXPENSES, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL, CALL FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-677-FUND, OR VISIT US ON THE WEB AT firstamericanfunds.com. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
                                                                        FAIF -LC

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                           First American Sector Funds

                      Supplement Dated February 20, 2002,*
                      To Prospectus Dated January 28, 2002

       THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 28, 2002.
 THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST
               A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

                         ------------------------------

FOR TECHNOLOGY FUND, CLASS A, CLASS B, CLASS C, CLASS S AND CLASS Y SHARE
PROSPECTUSES:

The following replaces the paragraph under "Main Risks" relating to "Risks of Development Stage and Small-Cap Stocks":

         RISKS OF DEVELOPMENT STAGE AND SMALL-CAP AND MID-CAP STOCKS

         Stocks of development stage and small-capitalization companies involve substantial risk. These stocks have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.











* Valid until next prospectus update.



--------------------------------------------------------------------------------
     NOT FDIC INSURED            NO BANK GUARANTEE           MAY LOSE VALUE
--------------------------------------------------------------------------------

U.S. BANCORP ASSET MANAGEMENT, INC. SERVES AS INVESTMENT ADVISOR TO THE FIRST AMERICAN FUNDS. FIRST AMERICAN FUNDS ARE DISTRIBUTED BY QUASAR DISTRIBUTORS, LLC, AN AFFILIATE OF THE INVESTMENT ADVISOR. FOR A PROSPECTUS CONTAINING COMPLETE INFORMATION ON ANY OF THE FIRST AMERICAN FUNDS, INCLUDING INVESTMENT POLICIES, FEES, AND EXPENSES, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL, CALL FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-677-FUND, OR VISIT US ON THE WEB AT firstamericanfunds.com. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
                                                                     SECT STK 02

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                               CAPITAL GROWTH FUND
                              GROWTH & INCOME FUND
                               RELATIVE VALUE FUND


                       Supplement Dated February 22, 2002,
                      To Prospectus Dated January 28, 2002

       THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 28, 2002.
      THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS.
         TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

                        -------------------------------

Effective February 22, 2002, Capital Growth Fund, Growth & Income Fund and Relative Value Fund will be closed to new investors. If you have questions, please contact your investment professional, or you may call First American Funds Investor Services at 800-677-FUND.



























---------------------- -------------------------------- ------------------------
   NOT FDIC INSURED           NO BANK GUARANTEE             MAY LOSE VALUE
---------------------- -------------------------------- ------------------------

U.S. Bancorp Asset Management, Inc. serves as investment advisor to the First American Funds. First American Funds are distributed by Quasar Distributors, LLC, an affiliate of the investment advisor.
                                                                     LG CP STICK

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                            SCIENCE & TECHNOLOGY FUND


                       Supplement Dated February 22, 2002,
                      To Prospectus Dated January 28, 2002

       THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 28, 2002.
      THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS.
         TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

                       ---------------------------------

Effective February 22, 2002, Science & Technology Fund will be closed to new investors. If you have questions, please contact your investment professional, or you may call First American Funds Investor Services at 800-677-FUND.






























------------------------- ------------------------------ -----------------------
   NOT FDIC INSURED             NO BANK GUARANTEE              MAY LOSE VALUE
------------------------- ------------------------------ -----------------------

U.S. Bancorp Asset Management, Inc. serves as investment advisor to the First American Funds. First American Funds are distributed by Quasar Distributors, LLC, an affiliate of the investment advisor.
                                                                      SECT STICK

                     FIRST AMERICAN INVESTMENT FUNDS, INC.

                       Class A, Class B and Class C Shares

              Supplement dated February 28, 2002 to the Prospectus
                             dated January 28, 2002

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 28, 2002. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-637-2548

                           -------------------------

Effective February 28, 2002, the Fees and Expenses section of the First American Investment Funds, Inc. Prospectus relating to Science and Technology Fund and Technology Fund will be amended as follows. The following disclosures relating to Fees and Expense will replace the disclosures found in the funds' current prospectus.

                            SCIENCE & TECHNOLOGY FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you by, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

----------------------------------------------------------------------- ----------- ---------- ---------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 CLASS A    CLASS B   CLASS C
----------------------------------------------------------------------- ----------- ---------- ---------
MAXIMUM SALES CHARGE (LOAD)                                                  5.50%      5.00%     2.00%
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
(AS A PERCENTAGE OF OFFERING PRICE)                                          5.50%(1)   0.00%     1.00%
MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
WHICHEVER IS LESS)                                                           0.00%(2)   5.00%     1.00%
ANNUAL MAINTENANCE FEE(3)
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                             $25        $25       $25

ANNUAL FUND OPERATING EXPENSES(4) (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------- ----------- ---------- ---------
Management Fees                                                              0.70%      0.70%     0.70%
Distribution and Service (12b-1) Fees                                        0.25%      1.00%     1.00%
Other Expenses                                                               0.71%      0.71%     0.71%
Total Annual Fund Operating Expenses                                         1.66%      2.41%     2.41%
Waiver of Fund Expenses(2)                                                  (0.43)%    (0.43)%   (0.43)%
NET EXPENSES(5)                                                              1.23%      1.98%     1.98%
----------------------------------------------------------------------- ----------- ---------- ---------

(1)Certain investors may qualify for reduced sales charges. See "Buying Shares-- Calculating Your Share Price."

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)Annual Fund Operating Expenses are based on the fund' most recently completed fiscal year, restated to reflect current fees.

(5)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.23%, 1.98% and 1.98%, respectively, for Class A, Class B and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.



--------------------------------------------------------------------------------
    NOT FDIC INSURED            NO BANK GUARANTEE            MAY LOSE VALUE
--------------------------------------------------------------------------------

FAIF-ABC

                                 TECHNOLOGY FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you by, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

----------------------------------------------------------------------- ----------- ---------- ---------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 CLASS A    CLASS B   CLASS C
----------------------------------------------------------------------- ----------- ---------- ---------
MAXIMUM SALES CHARGE (LOAD)                                                  5.50%      5.00%     2.00%
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
(AS A PERCENTAGE OF OFFERING PRICE)                                          5.50%(1)   0.00%     1.00%
MAXIMUM DEFERRED SALES CHARGE (LOAD)
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
WHICHEVER IS LESS)                                                           0.00%(2)   5.00%     1.00%
ANNUAL MAINTENANCE FEE(3)
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                             $25        $25       $25

ANNUAL FUND OPERATING EXPENSES(4) (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------- ----------- ---------- ---------
Management Fees                                                              0.70%      0.70%     0.70%
Distribution and Service (12b-1) Fees                                        0.25%      1.00%     1.00%
Other Expenses                                                               0.63%      0.63%     0.63%
Total Annual Fund Operating Expenses                                         1.58%      2.33%     2.33%
Waiver of Fund Expenses(2)                                                  (0.35)%    (0.35)%   (0.35)%
NET EXPENSES(5)                                                              1.23%      1.98%     1.98%
----------------------------------------------------------------------- ----------- ---------- ---------

(1)Certain investors may qualify for reduced sales charges. See "Buying Shares-- Calculating Your Share Price."

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)Annual Fund Operating Expenses are based on the fund' most recently completed fiscal year, restated to reflect current fees.

(5)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.23%, 1.98% and 1.98%, respectively, for Class A, Class B and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.




FIRST AMERICAN FUNDS P.O. Box 1330 Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment adviser to the First American Funds

First American Funds are distributed by Quasar
Distributors, LLC which is located in Milwaukee, WI 53202 and is an affiliate of the investment advisor.

SEC file number: 811-05309

                     FIRST AMERICAN INVESTMENT FUNDS, INC.

                                 Class S Shares

              Supplement dated February 28, 2002 to the Prospectus
                             dated January 28, 2002

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 28, 2002. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-637-2548

                             ---------------------

Effective February 28, 2002, the Fees and Expenses section of the First American Investment Funds, Inc. Prospectus relating to Science and Technology Fund and Technology Fund will be amended as follows. The following disclosures relating to Fees and Expense will replace the disclosures found in the funds' current prospectus.

                            SCIENCE & TECHNOLOGY FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-------------------------------------------------------------------------------------- ------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------- ------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                              NONE
(AS A PERCENTAGE OF OFFERING PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                          NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------- ------------
Management Fees                                                                              0.70%
Distribution and Service (12b-1) Fees                                                         None
Other Expenses
  Shareholder Servicing Fee                                                                  0.25%
  Miscellaneous                                                                              0.71%
Total Annual Fund Operating Expenses                                                         1.66%
Waiver of Fund Expenses(2)                                                                  (0.43)%
NET EXPENSES(2)                                                                              1.23%
-------------------------------------------------------------------------------------- ------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waiver fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.23%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.



--------------------------------------------------------------------------------
    NOT FDIC INSURED            NO BANK GUARANTEE            MAY LOSE VALUE
--------------------------------------------------------------------------------

FAIF-S

                                 TECHNOLOGY FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-------------------------------------------------------------------------------------- ------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------- ------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                              NONE
(AS A PERCENTAGE OF OFFERING PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                          NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------- ------------
Management Fees                                                                              0.70%
Distribution and Service (12b-1) Fees                                                         None
Other Expenses
  Shareholder Servicing Fee                                                                  0.25%
  Miscellaneous                                                                              0.63%
Total Annual Fund Operating Expenses                                                         1.58%
Waiver of Fund Expenses(2)                                                                  (0.35)%
NET EXPENSES(2)                                                                              1.23%
-------------------------------------------------------------------------------------- ------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waiver fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 1.23%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.




FIRST AMERICAN FUNDS P.O. Box 1330 Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment adviser to the First American Funds

First American Funds are distributed by Quasar
Distributors, LLC which is located in Milwaukee, WI 53202 and is an affiliate of the investment advisor.

SEC file number: 811-05309

                     FIRST AMERICAN INVESTMENT FUNDS, INC.

                                 Class Y Shares

              Supplement dated February 28, 2002 to the Prospectus
                             dated January 28, 2002

                           -------------------------

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 28, 2002. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-637-2548

Effective February 28, 2002, the Fees and Expenses section of the First American Investment Funds, Inc. Prospectus relating to Science and Technology Fund and Technology Fund will be amended as follows. The following disclosures relating to Fees and Expense will replace the disclosures found in the funds' current prospectus.

                            SCIENCE & TECHNOLOGY FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you by, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-------------------------------------------------------------------------------------- ------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------- ------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                              NONE
(AS A PERCENTAGE OF OFFERING PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                          NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------- ------------
Management Fees                                                                              0.70%
Distribution and Service (12b-1) Fees                                                         None
Other Expenses                                                                               0.71%
Total Annual Fund Operating Expenses                                                         1.41%
Waiver of Fund Expenses(2)                                                                  (0.43)%
NET EXPENSES(2)                                                                              0.98%
-------------------------------------------------------------------------------------- ------------

(1)Annual Fund Operating Expenses are based on the funds' most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waiver fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.98%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.



--------------------------------------------------------------------------------
    NOT FDIC INSURED            NO BANK GUARANTEE            MAY LOSE VALUE
--------------------------------------------------------------------------------

FAIF-Y

                                 TECHNOLOGY FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-------------------------------------------------------------------------------------- ------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------- ------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                              NONE
(AS A PERCENTAGE OF OFFERING PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                          NONE
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------
Management Fees                                                                              0.70%
Distribution and Service (12b-1) Fees                                                         None
Other Expenses                                                                               0.63%
Total Annual Fund Operating Expenses                                                         1.33%
Waiver of Fund Expenses(2)                                                                  (0.35)%
NET EXPENSES(2)                                                                              0.98%
-------------------------------------------------------------------------------------- ------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waiver fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses do not exceed 0.98%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.




FIRST AMERICAN FUNDS P.O. Box 1330 Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment adviser to the First American Funds

First American Funds are distributed by Quasar
Distributors, LLC which is located in Milwaukee, WI 53202 and is an affiliate of the investment advisor.

SEC file number: 811-05309

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED JANUARY 28, 2002



            BALANCED FUND                   SCIENCE & TECHNOLOGY FUND
         CAPITAL GROWTH FUND                     TECHNOLOGY FUND
         EQUITY INCOME FUND                     BOND IMMDEX FUND
        GROWTH & INCOME FUND                   CORPORATE BOND FUND
         LARGE CAP CORE FUND                    FIXED INCOME FUND
        LARGE CAP GROWTH FUND              INTERMEDIATE TERM BOND FUND
        LARGE CAP VALUE FUND                  SHORT TERM BOND FUND
         RELATIVE VALUE FUND                  STRATEGIC INCOME FUND
          EQUITY INDEX FUND              U.S. GOVERNMENT SECURITIES FUND
         MID CAP INDEX FUND                   ARIZONA TAX FREE FUND
        SMALL CAP INDEX FUND          CALIFORNIA INTERMEDIATE TAX FREE FUND
           MICRO CAP FUND                   CALIFORNIA TAX FREE FUND
          MID CAP CORE FUND            COLORADO INTERMEDIATE TAX FREE FUND
         MID CAP GROWTH FUND                 COLORADO TAX FREE FUND
         MID CAP VALUE FUND                INTERMEDIATE TAX FREE FUND
         SMALL CAP CORE FUND          MINNESOTA INTERMEDIATE TAX FREE FUND
        SMALL CAP GROWTH FUND                MINNESOTA TAX FREE FUND
        SMALL CAP VALUE FUND                 MISSOURI TAX FREE FUND
        EMERGING MARKETS FUND                NEBRASKA TAX FREE FUND
         INTERNATIONAL FUND             OREGON INTERMEDIATE TAX FREE FUND
     REAL ESTATE SECURITIES FUND                  TAX FREE FUND
        HEALTH SCIENCES FUND                  HIGH YIELD BOND FUND



         This Statement of Additional Information relates to the Class A, Class B, Class C, Class S and Class Y Shares of the funds named above (the "Funds"), each of which is a series of First American Investment Funds, Inc. ("FAIF"). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Funds' current Prospectuses dated January 28, 2002. The financial statements included as part of the Funds' Annual Report to shareholders for the fiscal year ended September 30, 2001 are incorporated by reference into this Statement of Additional Information. This Statement of Additional Information is incorporated into the Funds' Prospectuses by reference. To obtain copies of Prospectuses or the Funds' Annual Report(s) at no charge, write the Funds' distributor, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, or call Investor Services at 800 677-FUND. Please retain this Statement of Additional Information for future reference.

                                TABLE OF CONTENTS

                                                                                                                  PAGE
                                                                                                                  ----

GENERAL INFORMATION..................................................................................................1

ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS...................................................................2
         Short-Term Investments......................................................................................2
         U.S. Government Securities..................................................................................3
         Repurchase Agreements.......................................................................................3
         When-Issued and Delayed Delivery Transactions...............................................................4
         Lending of Portfolio Securities.............................................................................4
         Options Transactions........................................................................................5
         Futures and Options on Futures..............................................................................7
         Fixed Income Securities-- Equity Funds......................................................................7
         Foreign Securities..........................................................................................8
         Foreign Currency Transactions..............................................................................10
         Mortgage-Backed Securities.................................................................................11
         Real Estate Investment Trust ("REIT") Securities...........................................................14
         Asset-Backed Securities....................................................................................14
         Municipal Bonds and Other Municipal Obligations............................................................15
         Temporary Taxable Investments..............................................................................16
         Inverse Floating Rate Municipal Obligations................................................................16
         Zero Coupon Securities.....................................................................................16
         Adjustable Rate Mortgage Securities........................................................................17
         Interest Rate Transactions.................................................................................17
         Guaranteed Investment Contracts............................................................................17
         Debt Obligations - Rated Less Than Investment Grade........................................................17
         Debt Obligations-- Strategic Income Fund...................................................................18
         Floating Rate Debt Obligations.............................................................................18
         Fixed Rate Corporate Debt Obligations......................................................................18
         Payment-In-Kind Debentures and Delayed Interest Securities.................................................19
         Preferred Stock............................................................................................19
         Participation Interests....................................................................................19
         Closed-End Investment Companies............................................................................19
         U.S. Treasury Inflation-Protection Securities..............................................................20
         Special Factors Affecting Arizona Tax Free Fund............................................................20
         Special Factors Affecting California Intermediate Tax Free Fund and California Tax Free Fund...............21
         Special Factors Affecting Colorado Intermediate Tax Free Fund and Colorado Tax Free Fund...................25
         Special Factors Affecting Minnesota Intermediate Tax Free Fund and Minnesota Tax Free Fund.................26
         Special Factors Affecting Missouri Tax Free Fund...........................................................27
         Special Factors Affecting Nebraska Tax Free Fund...........................................................29
         Special Factors Affecting Oregon Intermediate Tax Free Fund................................................30
         CFTC Information...........................................................................................34

INVESTMENT RESTRICTIONS.............................................................................................35

FUND NAMES..........................................................................................................36

PORTFOLIO TURNOVER..................................................................................................36

DIRECTORS AND EXECUTIVE OFFICERS....................................................................................37
         Directors..................................................................................................37
         Executive Officers.........................................................................................38
         Compensation...............................................................................................39



                                       i

CODE OF ETHICS......................................................................................................40

INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUNDS................................................................40
         Investment Advisor.........................................................................................40
         Sub-Advisors for Emerging Markets Fund,
         International Fund and Strategic Income Fund...............................................................44
         Administrator..............................................................................................46
         Distributor................................................................................................48
         Custodian and Auditors.....................................................................................55

PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE..................................................................57

CAPITAL STOCK.......................................................................................................60

NET ASSET VALUE AND PUBLIC OFFERING PRICE..........................................................................109

FUND PERFORMANCE...................................................................................................115

TAXATION...........................................................................................................128

REDUCING SALES CHARGES.............................................................................................130
         Class A Sales Charge......................................................................................130
         Sales of Class A Shares and Class C Shares at Net Asset Value.............................................130

ADDITIONAL INFORMATION ABOUT SELLING SHARES........................................................................131
         By Telephone..............................................................................................131
         By Mail...................................................................................................132
         Redemptions Before Purchase Instruments Clear.............................................................132

RATINGS............................................................................................................133

FINANCIAL STATEMENTS...............................................................................................136


                               GENERAL INFORMATION

         First American Investment Funds, Inc. ("FAIF") was incorporated in the State of Maryland on August 20, 1987 under the name "SECURAL Mutual Funds, Inc." The Board of Directors and shareholders, at meetings held January 10, 1991, and April 2, 1991, respectively, approved amendments to the Articles of Incorporation providing that the name "SECURAL Mutual Funds, Inc." be changed to "First American Investment Funds, Inc."

         FAIF is organized as a series fund and currently issues its shares in 44 series. Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). The series of FAIF to which this Statement of Additional Information relates are named on the cover. These series are referred to in this Statement of Additional Information as the "Funds."

         For purposes of this Statement of Additional Information, "Equity Funds" shall constitute Balanced Fund, Equity Income Fund, Equity Index Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Emerging Markets Fund, International Fund, Health Sciences Fund, Real Estate Securities Fund, Technology Fund, Mid Cap Index Fund, Small Cap Index Fund, Science & Technology Fund, Micro Cap Fund, Small Cap Core Fund, Mid Cap Core Fund, Capital Growth Fund, Relative Value Fund, Large Cap Core Fund and Growth & Income Fund. "Bond Funds" shall constitute Corporate Bond Fund, Fixed Income Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Strategic Income Fund, Bond IMMDEX Fund, High Yield Bond Fund and U.S. Government Securities Fund. "Tax Free Funds" shall constitute Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Intermediate Tax Free Fund, Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Oregon Intermediate Tax Free Fund, Nebraska Tax Free Fund and Missouri Tax Free Fund. Each of the Funds are open-end management investment companies and, except for the Tax Free Funds (other than Tax Free Fund and Intermediate Tax Free Fund), Health Sciences Fund, Real Estate Securities Fund, Technology Fund and Science & Technology Fund, are diversified investment companies. The Tax Free Funds (other than Tax Free Fund and Intermediate Tax Free Fund), Health Sciences Fund, Real Estate Securities Fund, Technology Fund and Science & Technology Fund are non-diversified investment companies.

         Shareholders may purchase shares of each Fund through five separate classes, Class A, Class B (except for the Tax Free Funds and certain Bond Funds), Class C (except certain Bond Funds and certain Tax Free Funds), Class S (except for the Tax Free Funds) and Class Y, which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. To the extent permitted by the 1940 Act, the Funds may also provide for variations in other costs among the classes although they have no present intention to do so. In addition, a sales load is imposed on the sale of Class A, Class B and Class C Shares of the Funds. Except for differences among the classes pertaining to distribution costs and shareholder servicing fees, each share of each Fund represents an equal proportionate interest in that Fund.

         The Articles of Incorporation and Bylaws of FAIF provide that meetings of shareholders be held as determined by the Board of Directors and as required by the 1940 Act. Maryland corporation law requires a meeting of shareholders to be held upon the written request of shareholders holding 10% or more of the voting shares of FAIF, with the cost of preparing and mailing the notice of such meeting payable by the requesting shareholders. The 1940 Act requires a shareholder vote for, among other things, all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.

         This Statement of Additional Information may also refer to affiliated investment companies, including: First American Funds, Inc. ("FAF"); First American Strategy Funds, Inc. ("FASF"); First American Insurance Portfolios, Inc. ("FAIP"); and eleven separate closed-end funds (American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. II, American Strategic Income Portfolio Inc. III, American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., American Select Portfolio Inc., American Municipal Term Trust Inc. II, American Municipal Term Trust Inc. III, Minnesota Municipal Term Trust Inc., Minnesota Municipal Term Trust Inc. II, and American Income Fund, Inc.), collectively referred to as the First American Closed-End Funds ("FACEF").

               ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS

         The main investment strategies of each Fund are set forth in each Fund's Prospectus. Additional information concerning main investment strategies of the Funds, and other investment strategies which may be used by the Funds, is set forth below. The Funds have attempted to identify investment strategies that will be employed in pursuing each Fund's investment objective. However, in the absence of an affirmative limitation, a Fund may utilize any strategy or technique that is consistent with its investment objective. The Funds do not anticipate that any such strategy or technique would exceed 5% of a Fund's assets absent specific identification of that practice. Additional information concerning the Funds' investment restrictions is set forth below under "Investment Restrictions."

         If a percentage limitation on investments by a Fund stated in this section or in "Investment Restrictions" below is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset value will not be deemed to violate the limitation except in the case of the limitations on borrowing. A Fund which is limited to investing in securities with specified ratings or of a certain credit quality is not required to sell a security if its rating is reduced or its credit quality declines after purchase, but the Fund may consider doing so. However, in no event will more than 5% of any Fund's net assets (other than Corporate Bond Fund, Strategic Income Fund and, to the extent they can invest in convertible debt securities, Equity Income Fund and Growth & Income Fund) be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. and Moody's Investors Service, Inc. are contained in "Ratings" below.

SHORT-TERM INVESTMENTS

         Most of the Funds can invest in a variety of short-term instruments such as rated commercial paper and variable amount master demand notes; United States dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the United States Government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments of a Fund; securities of other mutual funds that invest primarily in debt obligations with remaining maturities of 13 months or less (which investments also are subject to the advisory fee); and other similar high-quality short-term United States dollar-denominated obligations. The other mutual funds in which the Funds may so invest include money market funds advised by U.S. Bancorp Asset Management, Inc., the Funds' investment advisor ("U.S. Bancorp Asset Management" or the "Advisor"), subject to certain restrictions contained in an exemptive order issued by the Securities and Exchange Commission ("SEC") with respect thereto.

         Tax Free Funds, Bond Funds and the Balanced Fund may also invest in Eurodollar Certificates of Deposit issued by foreign branches of United States or foreign banks; Eurodollar Time Deposits, which are United States dollar-denominated deposits in foreign branches of United States or foreign banks; and Yankee Certificates of Deposit, which are United States dollar-denominated certificates of deposit issued by United States branches of foreign banks and held in the United States. In each instance, these Funds may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the Savings Association Insurance Fund.

         Short-term investments and repurchase agreements may be entered into on a joint basis by the Funds and other funds advised by the Advisor to the extent permitted by an exemptive order issued by the Securities and Exchange Commission with respect to the Funds. A brief description of certain kinds of short-term instruments follows:

         COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Subject to the limitations described in the Prospectuses, the Funds may purchase commercial paper (including the Tax Free Funds, which may purchase tax-exempt commercial paper) consisting of issues rated at the time of purchase within the two highest rating categories by Standard & Poor's Rating Services, a division of the McGraw-Hill Companies, Inc. ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"), or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. The Funds also may invest in commercial paper that is not rated but that is determined by the Advisor to be of comparable quality to instruments that are so rated. For a description of the rating categories of Standard & Poor's and Moody's, see "Ratings."

         BANKERS' ACCEPTANCES. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Advisor or the applicable Funds' investment sub-advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

         VARIABLE RATE DEMAND OBLIGATIONS. Variable rate demand obligations ("VRDO") are securities in which the interest rate is adjusted at pre-designated periodic intervals. VRDOs may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 calendar days on no more than 30 days' notice.

U.S. GOVERNMENT SECURITIES

         The U.S. government securities in which the Funds may invest are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Funds invest principally are:

         o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

         o notes, bonds, and discount notes issued and guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

         o notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

         o notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

         The government securities in which the Funds may invest are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these securities, such as Government National Mortgage Association ("GNMA") mortgage-backed securities, are backed by the full faith and credit of the U.S. government. Other securities, such as obligations of the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") are backed by the credit of the agency or instrumentality issuing the obligations but not the full faith and credit of the U.S. government. No assurances can be given that the U.S. government will provide financial support to these other agencies or instrumentalities because it is not obligated to do so. See "-- Mortgage-Backed Securities" below for a description of these securities and the Funds that may invest in such securities.

REPURCHASE AGREEMENTS

         The Funds may invest in repurchase agreements. A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Advisor or, in the case of Emerging Markets Fund and International Fund, such Fund's investment sub-advisor, will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements. In the case of Strategic Income Fund, the Advisor and the Fund's investment sub-advisor will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

         The Funds' custodian will hold the securities underlying any repurchase agreement, or the securities will be part of the Federal Reserve/Treasury Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the appropriate Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

         Each of the Funds (excluding Equity Index Fund, Mid Cap Index Fund and Small Cap Index Fund) may purchase securities on a when-issued or delayed delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed delivery basis prior to their stated delivery date. Pending delivery of the securities, each Fund will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

         The purchase of securities on a when-issued or delayed delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund's purchase of securities on a when-issued or delayed delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. A seller's failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

         In connection with their ability to purchase securities on a when-issued or delayed delivery basis, Balanced Fund (with respect to its fixed income assets) and the Bond Funds may enter into mortgage "dollar rolls" in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. In a mortgage dollar roll, a Fund gives up the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price.

         When a Fund agrees to purchase securities on a when-issued or delayed delivery basis, the Fund's custodian will maintain in a segregated account cash or liquid securities in an amount sufficient to meet the Fund's purchase commitments. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, its liquidity and the ability of the Advisor or a Fund's investment sub-advisor, if any, to manage it might be affected in the event its commitments to purchase when-issued or delayed delivery securities ever exceeded 25% of the value of its total assets. Under normal market conditions, however, a Fund's commitments to purchase when-issued or delayed delivery securities will not exceed 25% of the value of its total assets.

LENDING OF PORTFOLIO SECURITIES

         In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Advisor or, in the case of Emerging Markets Fund, International Fund or Strategic Income Fund, such Fund's sub-advisor has determined are creditworthy under guidelines established by the Board of Directors. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees in connection with these loans.

         The Advisor may act as securities lending agent for the Funds and receive separate compensation for such services, subject to compliance with conditions contained in an SEC exemptive order permitting the Advisor to provide such services and receive such compensation. The Advisor currently receives fees equal to 40% of the Funds' income from securities lending transactions.

         In these loan arrangements, the Funds will receive collateral in the form of cash, United States government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. This collateral must be valued daily by the Advisor or the applicable Fund's sub-advisor and, if the market value of the loaned securities increases, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on the securities. Loans are subject to termination at any time by the lending Fund or the borrower. While a Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

OPTIONS TRANSACTIONS

         To the extent set forth below, the Funds may purchase put and call options on equity securities, stock indices, interest rate indices and/or foreign currencies on securities that they own or have the right to acquire. These transactions will be undertaken for the purpose of reducing risk to the Funds; that is, for "hedging" purposes. Options on futures contracts are discussed below under "-- Futures and Options on Futures."

         OPTIONS ON SECURITIES. The Equity Funds (other than Equity Index Fund, Mid Cap Index Fund and Small Cap Index Fund), Tax Free Funds, Strategic Income Fund and High Yield Bond Fund may purchase put and call options on securities they own or have the right to acquire. A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the "exercise price") at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the "premium" paid by the purchaser for the right to sell or buy.

         A Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. In similar fashion, a Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire unexercised.

         OPTIONS ON STOCK INDICES. The Equity Funds (other than Equity Index Fund, Mid Cap Index Fund and Small Cap Index Fund), Strategic Income Fund, High Yield Bond Fund and Corporate Bond Fund may purchase put and call options on stock indices. Options on stock indices are similar to options on individual stocks except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the stock index upon which the option is based is greater than, in the case of a call, or lesser than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements for stock index options are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks. The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the underlying stock index. A multiplier of 100 means that a one-point difference will yield $100. Options on different stock indices may have different multipliers.

         OPTIONS ON INTEREST RATE INDICES. The Bond Funds and Tax Free Funds may purchase put and call options on interest rate indices. An option on an interest rate index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the interest rate index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, for the premium received, to make delivery of this amount. Unlike interest rate futures options contracts, settlements for interest rate index options are always in cash. Gain or loss depends on interest rate movements with respect to specific financial instruments. As with stock index options, the multiplier for interest rate index options determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current value of the underlying interest rate index. Options on different interest rate indices may have different multipliers.

         WRITING OF CALL OPTIONS. The Equity Funds (other than Equity Index Fund, Mid Cap Index Fund and Small Cap Index Fund), High Yield Bond Fund and Strategic Income Fund may write (sell) covered call options. These transactions would be undertaken principally to produce additional income. Depending on the Fund, these transactions may include the writing of covered call options on equity securities or (only in the case of Emerging Markets Fund, International Fund and Strategic Income Fund) on foreign currencies. The Equity Funds (other than Emerging Markets Fund and International Fund) may write (sell) covered call options covering up to 25% of the equity securities owned by such Funds, and, in the case of Emerging Markets Fund and International Fund, covering up to 50% of the equity securities owned by such Funds. Strategic Income Fund may write
(sell) covered call options on equity securities covering up to 25% of its net assets.

         When a Fund sells a covered call option, it is paid a premium by the purchaser. If the market price of the security covered by the option does not increase above the exercise price before the option expires, the option generally will expire without being exercised, and the Fund will retain both the premium paid for the option and the security. If the market price of the security covered by the option does increase above the exercise price before the option expires, however, the option is likely to be exercised by the purchaser. In that case the Fund will be required to sell the security at the exercise price, and it will not realize the benefit of increases in the market price of the security above the exercise price of the option. These Funds may also write call options on stock indices the movements of which generally correlate with those of the respective Funds' portfolio holdings. These transactions, which would be undertaken principally to produce additional income, entail the risk of an imperfect correlation between movements of the index covered by the option and movements in the price of the Fund's portfolio securities.

         The writer (seller) of a call option has no control over when the underlying securities must be sold; the writer may be assigned an exercise notice at any time prior to the termination of the option. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. The writer of a call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option on the same security as the option previously written. If a Fund was unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         LIMITATIONS. None of the Funds other than Mid Cap Growth Fund, Emerging Markets Fund and International Fund will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. A Fund's loss exposure in purchasing an option is limited to the sum of the premium paid and the commission or other transaction expenses associated with acquiring the option.

         The use of purchased put and call options involves certain risks. These include the risk of an imperfect correlation between market prices of securities held by a Fund and the prices of options, and the risk of limited liquidity in the event that a Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

FUTURES AND OPTIONS ON FUTURES

         The Funds may engage in futures transactions and options on futures, including stock and interest rate index futures contracts and options thereon.

         A futures contract on a security obligates one party to purchase, and the other to sell, a specified security at a specified price on a date certain in the future. A futures contract on an index obligates the seller to deliver, and entitles the purchaser to receive, an amount of cash equal to a specific dollar amount times the difference between the value of the index at the expiration date of the contract and the index value specified in the contract. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified exercise price, to sell or to purchase the underlying futures contract at any time during the option period.

         At the same time a futures contract is purchased or sold, a Fund generally must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value. Futures transactions also involve brokerage costs and require a Fund to segregate liquid assets, such as cash, United States Government securities or other liquid high grade debt obligations equal to at least 100% of its performance under such contracts.

         A Fund may use futures contracts and options on futures in an effort to hedge against market risks and, in the case of Emerging Markets Fund and International Fund, as part of its management of foreign currency transactions. In addition, Equity Index Fund, Mid Cap Index Fund and Small Cap Index Fund may use stock index futures and options on futures to maintain sufficient liquidity to meet redemption requests and increase the level of Fund assets devoted to replicating the composition of , respectively, the S&P 500 Composite Index, the S&P MidCap 400 Index or the Russell 2000 Index .

         Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of a Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 1/3 of the market value of a Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's qualification as a regulated investment company under the Code.

         Where a Fund is permitted to purchase options on futures, its potential loss is limited to the amount of the premiums paid for the options. As stated above, this amount may not exceed 5% of a Fund's total assets. Where a Fund is permitted to enter into futures contracts obligating it to purchase securities, currency or an index in the future at a specified price, such Fund could lose 100% of its net assets in connection therewith if it engaged extensively in such transactions and if the market value or index value of the subject securities, currency or index at the delivery or settlement date fell to zero for all contracts into which a Fund was permitted to enter. Where a Fund is permitted to enter into futures contracts obligating it to sell securities or currencies (as is the case with respect only to Emerging Markets Fund, International Fund and Strategic Income Fund), its potential losses are unlimited if it does not own the securities or currencies covered by the contracts and it is unable to close out the contracts prior to the settlement date.

         Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

FIXED INCOME SECURITIES -- EQUITY FUNDS

         The fixed income securities in which the Equity Funds may invest include securities issued or guaranteed by the United States Government or its agencies or instrumentalities, nonconvertible preferred stocks, nonconvertible corporate debt securities, and short-term obligations of the kinds described above. Investments in nonconvertible preferred stocks and nonconvertible corporate debt securities will be limited to securities which are rated at the time of purchase not less than BBB by Standard & Poor's or Baa by Moody's (or equivalent short-term ratings), or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Advisor. Obligations rated BBB, Baa or their equivalent, although investment grade, have speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories.

         In addition, Equity Income Fund may invest up to 25% of its total assets, Growth & Income Fund may invest up to 20% of its total assets, and each of the other Funds may invest up to 5% of its net assets, in less than investment grade convertible debt obligations. For a description of such obligations and the risks associated therewith, see "-- Debt Obligations Rated Less Than Investment Grade."

         The fixed income securities specified above are subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest theprepayment at a lower interest rate).

FOREIGN SECURITIES

         GENERAL. Under normal market conditions Emerging Markets Fund and International Fund invest principally in foreign securities (Strategic Income Fund invests significantly in foreign securities), and certain other Funds may invest lesser proportions of their assets in securities of foreign issuers that are either listed on a United States securities exchange or represented by American Depositary Receipts. In addition, Large Cap Growth Fund, Large Cap Value Fund, Equity Income Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Health Sciences Fund, Real Estate Securities Fund, Small Cap Core Fund, Mid Cap Core Fund, Micro Cap Fund, Large Cap Core Fund, Capital Growth Fund, Relative Value Fund, Science & Technology Fund, Growth & Income Fund and Technology Fund each may invest up to 25% of its total assets (25% of the equity portion of the Balanced Fund) in securities of foreign issuers which are either listed on a United States securities exchange or represented by American Depositary Receipts.

         Furthermore, Short Term Bond Fund, Bond IMMDEX Fund, Intermediate Term Bond Fund and Fixed Income Fund may invest up to 15%, and Corporate Bond Fund and High Yield Bond Fund may invest up to 25%, of total assets in foreign securities payable in United States dollars. These securities may include securities issued or guaranteed by (i) the Government of Canada, any Canadian Province or any instrumentality and political subdivision thereof; (ii) any other foreign government agency or instrumentality; (iii) foreign subsidiaries of U.S. corporations and (iv) bonds of foreign issuers having total capital and surplus at the time of investment of at least $1 billion.

         Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

         In addition, there may be less publicly available information about a foreign company than about a United States domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of United States banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of United States banks and United States domestic issuers.

         EMERGING MARKETS. Emerging Markets Fund, International Fund and Strategic Income Fund may invest in securities issued by the governmental and corporate issuers that are located in emerging market countries. Investments in securities of issuers in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the limited development and recent emergence, in certain countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain countries may be slowed or reversed by unanticipated political or social events in such countries.

         Despite the dissolution of the Soviet Union, the Communist Party may continue to exercise a significant role in certain (particularly Eastern European) countries. To the extent of the Communist Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of such countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in many developing countries. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders.

         Certain countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property. Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

         Authoritarian governments in certain countries may require that a governmental or quasi-governmental authority act as custodian of a Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

         AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS. For many foreign securities, United States dollar-denominated American Depositary Receipts, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. American Depositary Receipts represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. American Depositary Receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in American Depositary Receipts rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many American Depositary Receipts. The information available for American Depositary Receipts is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Emerging Markets Fund, International Fund and Strategic Income Fund also may invest in European Depositary Receipts, which are receipts evidencing an arrangement with a European bank similar to that for American Depositary Receipts and which are designed for use in the European securities markets. European Depositary Receipts are not necessarily denominated in the currency of the underlying security.

         Certain American Depositary Receipts and European Depositary Receipts, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of the facilities while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through voting rights.

         FOREIGN SECURITIES EXCHANGES. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges. Foreign markets also have different clearance and settlement procedures, and in some markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of Emerging Markets Fund, International Fund or Strategic Income Fund is uninvested. In addition, settlement problems could cause such Funds to miss attractive investment opportunities or to incur losses due to an inability to sell or deliver securities in a timely fashion. In the event of a default by an issuer of foreign securities, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuer.

FOREIGN CURRENCY TRANSACTIONS

         Emerging Markets Fund, International Fund and Strategic Income Fund invest in securities which are purchased and sold in foreign currencies. The value of their assets as measured in United States dollars therefore may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. These Funds also will incur costs in converting United States dollars to local currencies, and vice versa.

         Emerging Markets Fund, International Fund and Strategic Income Fund will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell an amount of a specific currency at a specific price on a future date agreed upon by the parties. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

         Emerging Markets Fund, International Fund and Strategic Income Fund may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. These Funds may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date the Fund contracts to purchase or sell a security and the settlement date, or to "lock in" the United States dollar equivalent of a dividend or interest payment made in a foreign currency. It also may engage in "portfolio hedging" to protect against a decline in the value of its portfolio securities as measured in United States dollars which could result from changes in exchange rates between the United States dollar and the foreign currencies in which the portfolio securities are purchased and sold. Emerging Markets Fund, International Fund and Strategic Income Fund also may hedge foreign currency exchange rate risk by engaging in currency futures and options transactions.

         Although a foreign currency hedge may be effective in protecting the Fund from losses resulting from unfavorable changes in exchanges rates between the United States dollar and foreign currencies, it also would limit the gains which might be realized by the Fund from favorable changes in exchange rates. The applicable Fund's investment sub-advisor's decision whether to enter into currency hedging transactions will depend in part on its view regarding the direction and amount in which exchange rates are likely to move. The forecasting of movements in exchange rates is extremely difficult, so that it is highly uncertain whether a hedging strategy, if undertaken, would be successful. To the extent that their respective investment sub-advisor's view regarding future exchange rates proves to have been incorrect, Emerging Markets Fund, International Fund and Strategic Income Fund may realize losses on their foreign currency transactions.

         As stated above, Emerging Markets Fund, International Fund and Strategic Income Fund may engage in a variety of foreign currency transactions in connection with their investment activities. These include forward foreign currency exchange contracts, foreign currency futures, and foreign currency options.

         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Funds will not enter into such forward contracts or maintain a net exposure in such contracts where the Funds would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. The

Funds will comply with applicable SEC announcements requiring them to segregate assets to cover the Funds' commitments with respect to such contracts. At the present time, these announcements generally require a fund with a long position in a forward foreign currency contract to establish with its custodian a segregated account containing cash or liquid high grade debt securities equal to the purchase price of the contract, and require a fund with a short position in a forward foreign currency contract to establish with its custodian a segregated account containing cash or liquid high grade debt securities that, when added to any margin deposit, equal the market value of the currency underlying the forward contract. These requirements will not apply where a forward contract is used in connection with the settlement of investment purchases or sales or to the extent that the position has been "covered" by entering into an offsetting position. The Funds (except Strategic Income Fund) generally will not enter into a forward contract with a term longer than one year, and Strategic Income Fund will not enter into a forward contract with a term longer than six months.

         FOREIGN CURRENCY FUTURES TRANSACTIONS. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts. As part of their financial futures transactions, Emerging Markets Fund, International Fund and Strategic Income Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, these Funds may be able to achieve many of the same objectives as through investing in forward foreign currency exchange contracts.

         FOREIGN CURRENCY OPTIONS. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

         A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect Emerging Markets Fund, International Fund or Strategic Income Fund against an adverse movement in the value of a foreign currency, it would not limit the gain which might result from a favorable movement in the value of the currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of the Fund's gain would be offset in part by the premium paid for the option. Similarly, if a Fund entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency between the date of purchase and the settlement date, the Fund would not need to exercise its call if the currency instead depreciated in value. In such a case, the Fund could acquire the amount of foreign currency needed for settlement in the spot market at a lower price than the exercise price of the option.

MORTGAGE-BACKED SECURITIES

         As described in the respective Prospectuses, Balanced Fund and the Bond Funds also may invest in mortgage-backed securities. Each of these Funds will invest only in mortgage-backed securities that are Agency Pass-Through Certificates or collateralized mortgage obligations ("CMOs"), as defined and described below. In addition, Balanced Fund and the Bond Funds may invest in private pass-through securities. Furthermore, Strategic Income Fund may invest in Real Estate Mortgage Investment Conduits ("REMICs").

         Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an Agency Pass-Through Certificate is an obligation of or guaranteed by GNMA, FNMA or FHLMC. GNMA is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The guarantee of GNMA with respect to GNMA certificates is backed by the full faith and credit of the United States, and GNMA is authorized to borrow from the United States Treasury in an amount which is at any time sufficient to enable GNMA, with no limitation as to amount, to perform its guarantee.

         FNMA is a federally chartered and privately owned corporation organized and existing under federal law. Although the Secretary of the Treasury of the United States has discretionary authority to lend funds to FNMA, neither the United States nor any agency thereof is obligated to finance FNMA's operations or to assist FNMA in any other manner.

         FHLMC is a federally chartered corporation organized and existing under federal law, the common stock of which is owned by the Federal Home Loan Banks. Neither the United States nor any agency thereof is obligated to finance FHLMC's operations or to assist FHLMC in any other manner.

         The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies. Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes.

         The residential mortgage loans evidenced by Agency Pass-Through Certificates and upon which CMOs are based generally are secured by first mortgages on one- to four-family residential dwellings. Such mortgage loans generally have final maturities ranging from 15 to 30 years and provide for monthly payments in amounts sufficient to amortize their original principal amounts by the maturity dates. Each monthly payment on such mortgage loans generally includes both an interest component and a principal component, so that the holder of the mortgage loans receives both interest and a partial return of principal in each monthly payment. In general, such mortgage loans can be prepaid by the borrowers at any time without any prepayment penalty. In addition, many such mortgage loans contain a "due-on-sale" clause requiring the loans to be repaid in full upon the sale of the property securing the loans. Because residential mortgage loans generally provide for monthly amortization and may be prepaid in full at any time, the weighted average maturity of a pool of residential mortgage loans is likely to be substantially shorter than its stated final maturity date. The rate at which a pool of residential mortgage loans is prepaid may be influenced by many factors and is not predictable with precision.

         Private mortgage pass-through securities ("Private Pass-Throughs") are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of commercial fixed rate, conventional fixed rate or adjustable loans. Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         The ratings of securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the enhancement provider. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

         CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. The Funds will invest only in CMOs which are rated in one of the four highest rating categories by a nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Advisor. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend, among other factors, on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy.

         CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. For instance, holders may hold interests in CMO tranches called Z-tranches which defer interest and principal payments until one or other classes of the CMO have been paid in full. In addition, for example:

         o In a sequential-pay CMO structure, one class is entitled to receive all principal payments and prepayments on the underlying mortgage loans (and interest on unpaid principal) until the principal of the class is repaid in full, while the remaining classes receive only interest; when the first class is repaid in full, a second class becomes entitled to receive all principal payments and prepayments on the underlying mortgage loans until the class is repaid in full, and so forth.

         o A planned amortization class ("PAC") of CMOs is entitled to receive principal on a stated schedule to the extent that it is available from the underlying mortgage loans, thus providing a greater (but not absolute) degree of certainty as to the schedule upon which principal will be repaid.

         o An accrual class of CMOs provides for interest to accrue and be added to principal (but not be paid currently) until specified payments have been made on prior classes, at which time the principal of the accrual class (including the accrued interest which was added to principal) and interest thereon begins to be paid from payments on the underlying mortgage loans.

         o As discussed above with respect to Agency Pass-Through Certificates, an interest-only class of CMOs entitles the holder to receive all of the interest and none of the principal on the underlying mortgage loans, while a principal-only class of CMOs entitles the holder to receive all of the principal payments and prepayments and none of the interest on the underlying mortgage loans.

         o A floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the same direction and magnitude as changes in a specified index rate. An inverse floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Floating rate and inverse floating rate classes also may be subject to "caps" and "floors" on adjustments to the interest rates which they bear.

         o A subordinated class of CMOs is subordinated in right of payment to one or more other classes. Such a subordinated class provides some or all of the credit support for the classes that are senior to it by absorbing losses on the underlying mortgage loans before the senior classes absorb any losses. A subordinated class which is subordinated to one or more classes but senior to one or more other classes is sometimes referred to as a "mezzanine" class. A subordinated class generally carries a lower rating than the classes that are senior to it, but may still carry an investment grade rating.

         REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest (the type in which Strategic Income Fund primarily invests), and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

         It generally is more difficult to predict the effect of changes in market interest rates on the return on mortgage-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases. The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities. None of the Funds (except Short Term Bond
Fund) will invest more than 10% of their total assets in interest-only, principal-only, inverse interest only or inverse floating rate mortgage-backed securities. Short Term Bond Fund will not invest in interest-only, principal-only, inverse interest-only or inverse floating rate mortgage-backed securities.

REAL ESTATE INVESTMENT TRUST ("REIT") SECURITIES

         A majority of Real Estate Securities Fund's total assets will be invested in securities of real estate investment trusts. Health Sciences Fund may also invest in REITs. REITs are publicly traded corporations or trusts that specialize in acquiring, holding, and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

         REITs generally can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

         Because Real Estate Securities Fund invests primarily in the real estate industry, it is particularly subject to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to such companies, and companies which service the real estate industry.

         Because the Fund may invest a substantial portion of its assets in REITs, it also is subject to risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Code or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

ASSET-BACKED SECURITIES

         Balanced Fund and the Bond Funds may invest in asset-backed securities. Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Asset-backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.

MUNICIPAL BONDS AND OTHER MUNICIPAL OBLIGATIONS

         The Tax Free Funds may invest in municipal bonds and other municipal obligations. These bonds and other obligations are issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" includes short-term municipal notes issued by the states and their political subdivisions.

         MUNICIPAL BONDS. The two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest upon a default by the issuer of its principal and interest payment obligations. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bond and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.

         Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Funds may invest.

         REFUNDED BONDS. With the exception of Nebraska Tax Free Fund, the Tax Free Funds may not invest more than 25% of fund assets in unrated securities. Investments in refunded bonds are excluded from this limitation. Refunded bonds may have originally been issued as general obligation or revenue bonds, but become refunded when they are secured by an escrow fund, usually consisting entirely of direct U.S. government obligations and/or U.S. government agency obligations sufficient for paying the bondholders. For the purposes of excluding refunded bonds from the 25% limitation on unrated securities in the Tax Free Funds, there are two types of refunded bonds: pre-refunded bonds and escrowed-to-maturity ("ETM") bonds.

         The escrow fund for a pre-refunded municipal bond may be structured so that the refunded bonds are to be called at the first possible date or a subsequent call date established in the original bond debenture. The call price usually includes a premium from one to three percent above par. This type of structure usually is used for those refundings that either reduce the issuer's interest payment expenses or change the debt maturity schedule. In escrow funds for ETM refunded municipal bonds, the maturity schedules of the securities in the escrow funds match the regular debt-service requirements on the bonds as originally stated in the bond indentures.

         DERIVATIVE MUNICIPAL SECURITIES. Tax Free Funds may also acquire derivative municipal securities, which are custodial receipts of certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits them in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligation.

         The principal and interest payments on the municipal securities underlying custodial receipts may be allocated in a number of ways. For example, payments may be allocated such that certain custodial receipts may have variable or floating interest rates and others may be stripped securities which pay only the principal or interest due on the underlying municipal securities. Tax Free Funds may each invest up to 10% of their total assets in custodial receipts which have inverse floating interest rates.

         MUNICIPAL LEASES. The Tax Free Funds also may purchase participation interests in municipal leases. Participation interests in municipal leases are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local governmental unit to acquire equipment or facilities. Municipal leases frequently have special risks which generally are not associated with general obligation bonds or revenue bonds.

         Municipal leases and installment purchase or conditional sales contracts (which usually provide for title to the leased asset to pass to the governmental issuer upon payment of all amounts due under the contract) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of municipal debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases and contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body on a yearly or other periodic basis. Although these kinds of obligations are secured by the leased equipment or facilities, the disposition of the pledged property in the event of non-appropriation or foreclosure might, in some cases, prove difficult and time-consuming. In addition, disposition upon non-appropriation or foreclosure might not result in recovery by a Fund of the full principal amount represented by an obligation.

         In light of these concerns, the Tax Free Funds have adopted and follow procedures for determining whether municipal lease obligations purchased by the Funds are liquid and for monitoring the liquidity of municipal lease securities held in each Fund's portfolio. These procedures require that a number of factors be used in evaluating the liquidity of a municipal lease security, including the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, the willingness of dealers to undertake to make a market in security, the nature of the marketplace in which the security trades, and other factors which the Advisor may deem relevant. As set forth in "Investment Restrictions" below, each such Fund is subject to limitations on the percentage of illiquid securities it can hold.

TEMPORARY TAXABLE INVESTMENTS

         The Tax Free Funds may make temporary taxable investments. Temporary taxable investments will include only the following types of obligations maturing within 13 months from the date of purchase: (i) obligations of the United States Government, its agencies and instrumentalities (including zero coupon securities); (ii) commercial paper rated not less than A-1 by Standard & Poor's or P-1 by Moody's or which has been assigned an equivalent rating by another nationally recognized statistical rating organization; (iii) other short-term debt securities issued or guaranteed by corporations having outstanding debt rated not less than BBB by Standard & Poor's or Baa by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization; (iv) certificates of deposit of domestic commercial banks subject to regulation by the United States Government or any of its agencies or instrumentalities, with assets of $500 million or more based on the most recent published reports; and (v) repurchase agreements with domestic banks or securities dealers involving any of the securities which the Fund is permitted to hold.

INVERSE FLOATING RATE MUNICIPAL OBLIGATIONS

         Each of the Tax Free Funds may invest up to 10% of its total assets in inverse floating rate municipal obligations. An inverse floating rate obligation entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Although an inverse floating rate municipal obligation would tend to increase portfolio income during a period of generally decreasing market interest rates, its value would tend to decline during a period of generally increasing market interest rates. In addition, its decline in value may be greater than for a fixed-rate municipal obligation, particularly if the interest rate borne by the floating rate municipal obligation is adjusted by a multiple of changes in the specified index rate. For these reasons, inverse floating rate municipal obligations have more risk than more conventional fixed-rate and floating rate municipal obligations.

ZERO COUPON SECURITIES

         The Bond Funds and Tax Free Funds may invest in zero coupon, fixed income securities. Zero coupon securities pay no cash income to their holders until they mature and are issued at substantial discounts from their value at maturity. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Because interest on zero coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall.

ADJUSTABLE RATE MORTGAGE SECURITIES

         The Bond Funds and Balanced Fund may invest in adjustable rate mortgage securities ("ARMS"). ARMS are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. ARMS also include adjustable rate tranches of CMOs. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMs move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates.

         ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS.

INTEREST RATE TRANSACTIONS

         Tax Free Funds may purchase or sell interest rate caps and floors to preserve a return or a spread on a particular investment or portion of its portfolio or for other non-speculative purposes. The purchase of an interest rate cap entitles the purchaser, to the extent a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate floor.

GUARANTEED INVESTMENT CONTRACTS

         Short Term Bond Fund also may purchase investment-type insurance products such as Guaranteed Investment Contracts ("GICs"). A GIC is a deferred annuity under which the purchaser agrees to pay money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate for the life of the contract. GICs may have fixed or variable interest rates. A GIC is a general obligation of the issuing insurance company. The purchase price paid for a GIC becomes part of the general assets of the insurer, and the contract is paid at maturity from the general assets of the insurer. In general, GICs are not assignable or transferable without the permission of the issuing insurance companies and can be redeemed before maturity only at a substantial discount or penalty. GICs, therefore, are usually considered to be illiquid investments. Short Term Bond Fund will purchase only GICs which are obligations of insurance companies with a policyholder's rating of A or better by A.M. Best Company.

DEBT OBLIGATIONS -- RATED LESS THAN INVESTMENT GRADE

         Strategic Income Fund and Corporate Bond Fund may invest in both investment grade and non-investment grade debt obligations. High Yield Bond Fund invests primarily in non-investment grade bonds. Debt obligations rated BB, B or CCC by Standard & Poor's or Ba, B or Caa by Moody's are considered to be less than "investment grade" and are sometimes referred to as "junk bonds." Corporate Bond Fund may invest in non-investment grade bonds rated at least B by Standard & Poor's or Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or in unrated securities determined to be of comparable quality by the Advisor. There are no minimum rating requirements for investments by Strategic Income Fund or High Yield Bond

Fund (which means that the Funds may invest in bonds in default). From time to time, the Fund's portfolio may consist primarily of non-investment grade debt obligations.

         The "equity securities" in which certain Funds may invest include corporate debt obligations which are convertible into common stock. These convertible debt obligations may include non-investment grade obligations.

         Yields on non-investment grade debt obligations will fluctuate over time. The prices of such obligations have been found to be less sensitive to interest rate changes than higher rated obligations, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of non-investment grade debt obligations. If the issuer of a security held by a Fund defaulted, the Fund might incur additional expenses to seek recovery.

         In addition, the secondary trading market for non-investment grade debt obligations may be less developed than the market for investment grade obligations. This may make it more difficult for a Fund to value and dispose of such obligations. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of non-investment grade obligations, especially in a thin secondary trading market.

         Certain risks also are associated with the use of credit ratings as a method for evaluating non-investment grade debt obligations. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of such obligations. In addition, credit rating agencies may not timely change credit ratings to reflect current events. Thus, the success of a Fund's use of non-investment grade debt obligations may be more dependent on the Advisor's and applicable sub-advisor's own credit analysis than is the case with investment grade obligations.

DEBT OBLIGATIONS -- STRATEGIC INCOME FUND AND HIGH YIELD BOND FUND

         The Funds' investments may include U.S. dollar-denominated debt obligations known as "Brady Bonds," which are issued for the exchange of existing commercial bank loans to foreign entities for new obligations that are generally collateralized by zero coupon Treasury securities having the same maturity. Certain debt obligations in which the Funds invest may involve equity characteristics. A Fund may, for example, invest in unit offerings that combine debt securities and common stock equivalents such as warrants, rights and options. It is anticipated that the majority of the value attributable to the unit will relate to its debt component.

FLOATING RATE DEBT OBLIGATIONS

         The Bond Funds and Balanced Fund expect to invest in floating rate debt obligations issued, assumed, or guaranteed by corporations, trusts, partnerships, governmental agencies or creators, or other such special purpose entities, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities.

FIXED RATE DEBT OBLIGATIONS

         The Bond Funds and Balanced Fund will invest in fixed rate debt obligations issued, assumed, or guaranteed by corporations, trusts, partnerships, governmental agencies or creators, or other such special purpose entities. Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described above, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

PAYMENT-IN-KIND DEBENTURES AND DELAYED INTEREST SECURITIES

         Strategic Income Fund, High Yield Bond Fund and Corporate Bond Fund may invest in debentures the interest on which may be paid in other securities rather than cash ("PIKs"). Typically, during a specified term prior to the debenture's maturity, the issuer of a PIK may provide for the option or the obligation to make interest payments in debentures, common stock or other instruments (i.e., "in kind" rather than in cash). The type of instrument in which interest may or will be paid would be known by the Fund at the time of investment. While PIKs generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Internal Revenue Code of 1986 (the "Code").

         Unlike PIKs, delayed interest securities do not pay interest for a specified period. Because values of securities of this type are subject to greater fluctuations than are the values of securities that distribute income regularly, they may be more speculative than such securities.

PREFERRED STOCK

         The Equity Funds, Strategic Income Fund, High Yield Bond Fund and Corporate Bond Fund may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

         Although the Bond Funds (except Strategic Income Fund, High Yield Bond Fund and Corporate Bond Fund) will not make direct purchases of common or preferred stocks or rights to acquire common or preferred stocks, they may invest in debt securities which are convertible into or exchangeable for, or which carry warrants or other rights to acquire, such stocks. Equity interests acquired through conversion, exchange or exercise of rights to acquire stock will be disposed of by the Bond Funds as soon as practicable in an orderly manner.

PARTICIPATION INTERESTS

         Strategic Income Fund, High Yield Bond Fund and Corporate Bond Fund may acquire participation interests in senior, fully secured floating rate loans that are made primarily to U.S. companies. Each Fund's investments in participation interests are subject to its limitation on investments in illiquid securities. The Funds may purchase only those participation interests that mature in one year or less, or, if maturing in more than one year, have a floating rate that is automatically adjusted at least once each year according to a specified rate for such investments, such as a published interest rate or interest rate index. Participation interests are primarily dependent upon the creditworthiness of the borrower for payment of interest and principal. Such borrowers may have difficulty making payments and may have senior securities rated as low as C by Moody's, or D by Standard & Poor's.

CLOSED-END INVESTMENT COMPANIES

         The Tax Free Funds may invest up to 10% of their total assets in common or preferred shares of closed-end investment companies that invest in municipal bonds and other municipal obligations. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. In the event that shares acquired at a premium subsequently decline in price relative to their net asset value or the value of portfolio investments held by such closed-end companies declines, the Tax Free Funds and their shareholders may experience a loss. If a Fund acquires shares of closed-end investment companies, Fund shareholders would bear both their proportionate share of the expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.

U.S. TREASURY INFLATION-PROTECTION SECURITIES

         To the extent they may invest in fixed-income securities, the Funds may invest in U.S. Treasury inflation-protection securities, which are issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers ("CPI-U").

         The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

         The principal of the inflation-protection security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date.

         Inflation-adjusted principal or the original par amount, whichever is larger, is paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount is paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal component would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

SPECIAL FACTORS AFFECTING ARIZONA TAX FREE FUND

         As described in the Prospectuses relating to Arizona Tax Free Fund, except during temporary defensive periods, the fund will invest most of its total assets in Arizona municipal obligations. The fund therefore is susceptible to political, economic and regulatory factors affecting issuers of Arizona municipal obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in Arizona. This information is derived from sources that are generally available to investors and is based in part on information obtained from the State of Arizona.

         ECONOMIC OVERVIEW. Arizona's main economic sectors include services, trade and manufacturing. Mining and agriculture are also significant although they tend to be more capital intensive than labor intensive. The single largest economic sector is services, employing more than 720,000 people. Wholesale and retail trade provide more than 530,000 jobs. Many of these jobs are directly related to tourism, an industry that injects almost $12 billion into the State's economy each year. Tourism generates more than 115,000 jobs and supports an additional 185,000 indirectly.

         In 2001, manufacturing accounted for 213,400 jobs, or approximately 9.5 percent of the State's employment, and has historically generated almost 15 percent of wages and salaries. Arizona has been particularly successful in attracting high-technology industries, which have a total economic impact of $33 billion in Arizona. Nearly 56 percent of all manufacturing employment is in this sector.

         The construction sector, also very important to Arizona's economy, accounted for 167,500 jobs or 7.44 percent of the State's employment in 2001. This sector has experienced a substantial increase in construction activity over the past few years. The market grew from $5.5 billion in 1994 to $11.2 billion in 1998, reflecting the increasing demand for commercial space in Arizona.

         EMPLOYMENT GROWTH. Fueled by multiple, consecutive years of substantial tax reductions, Arizona's economy continues to be the envy of the nation. Since 1992, personal income taxes have been slashed by 31 percent across the board, and in 2001 the State's corporate income tax was reduced to 6.9 percent from 7.9 percent. From 1993 through 1997, the strongest five-year period of job growth in Arizona history, more than 400,000 private sector jobs were created. Arizona is the second fastest growing State in the nation, with a projected population of
6.2 million by 2010.

         REVENUE. Arizona relies on a combination of taxes assessed on income, sales and property valuations to meet expenditures. For nine consecutive years, Arizona has reduced taxes and passed legislation favorable to business. Some aspects of the tax code include no corporate franchise tax, no business inventory tax, no income tax on dividends from out-of-state subsidiaries, no worldwide unitary tax, aggressive accelerated depreciation schedules, virtually all services exempt from sales tax, and 100 percent of NOL may be carried forward for five subsequent years.

         With the additional variable of a significant rate reduction, from 8 percent to 7 percent, which resulted from triggered fiscal events, the State has indicated that forecasting corporate income tax will prove difficult. FY 1999 closed the books with $545 million, or a 3.28 percent gain over the prior year. The revised revenue projection holds collections relatively constant at the FY 1999 level and adjusts solely for the anticipated negative impact of the tax rate reduction, for a change of $5 million and ($37 million) for FY 2000 and FY 2001, respectively.

         STATE AND LOCAL GOVERNMENT BOND ISSUE. Under its constitution, the State of Arizona is not permitted to issue general obligation bonds secured by the full faith and credit of the State. However, certain agencies and instrumentalities of the State are authorized to issue bonds secured by revenues from specific projects and activities. The State enters into certain lease transactions that are subject to annual renewal at the option of the State. Local governmental units in the State are also authorized to incur indebtedness. The major source of financing for such local government indebtedness is an ad valorem property tax. In addition, in order to finance public projects, local governments in the State can issue revenue bonds payable from the revenues of a utility or enterprise or from the proceeds of an excise tax, or assessment bonds payable from special assessments. Arizona local governments have also financed public projects through leases, which are subject to annual appropriation at the option of the local government.

         There is a statutory restriction on the amount of annual increases in taxes that can be levied by the various taxing jurisdictions in the State without voter approval. This restriction does not apply to taxes levied to pay general obligation debt.

SPECIAL FACTORS AFFECTING CALIFORNIA INTERMEDIATE TAX FREE FUND AND CALIFORNIA TAX FREE FUND

         As described in the Prospectuses relating to California Intermediate Tax Free Fund and California Tax Free Fund, except during temporary defensive periods, the funds will invest most of their total assets in California municipal obligations. The funds therefore are susceptible to political, economic and regulatory factors affecting issuers of California municipal obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in California. This information is derived from sources that are generally available to investors and is based in part on information obtained from various State and local agencies in California. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of California to make payment on such local obligations in the event of default.

         GENERAL ECONOMIC CONDITIONS. The Twentieth Century ended on a high note for both the U.S. and California economies. Nationally, economic growth, as measured by real (inflation-adjusted) gross domestic product (GDP) exceeded 5 percent, the largest gain in 16 years. The strong performance was all the more remarkable for having occurred in the record-breaking ninth year of sustained economic growth.

         California's economy significantly outpaced the strong national performance. Personal income rose more than 11 percent, also the largest gain in 16 years, and far above the nation's 6.5 percent increase. Nonfarm employment increased 3.6 percent, the largest gain since 1985 and nearly double the nation's 2 percent rise.

         Despite the robust full year figures, the final weeks of 2000 brought unsettling news on several fronts, most notably from the consumer sector. November retail sales declined unexpectedly, following a flat October report; consumer confidence dropped sharply in November and early December on both the Conference Board and University of Michigan surveys; and several personal computer makers reported disappointing holiday season sales.

         Accompanying these reports has been a steady rise in initial unemployment claims from the near-record low levels of last spring, a sharp drop in factory orders, and announcements of production cutbacks from major U.S. automakers who seem to be bearing the brunt of the sudden pullback in household spending. The strong upward surge in the stock market, which helped fuel household spending in 1999 and the early part of 2000, has clearly ended, and in particular, the technology-heavy NASDAQ market lost nearly half its value from early March through early December. The sudden reversal in these key economic indicators has raised concerns--thus far largely confined to the mainstream media--that this record-long economic expansion may be nearing an end. In contrast, most economic observers have concluded that the recent statistics signal the long-awaited and even welcome moderation of growth that will allow the upswing to continue in 2001 and possibly beyond. In its December 10, 2000 release, only one (UCLA-Anderson) of the 50 forecasters surveyed by BLUE CHIP ECONOMIC INDICATORS believed a recession to be the most likely outcome for 2001.

         It is often difficult to differentiate between a slowing of growth and the beginnings of an economic reversal. But the recent statistics need to be placed in some perspective. As noted, the automobile industry is the source of much of the apparent weakness in consumer spending. Excluding autos, sales rose during both October and November, albeit at a more moderate pace than in previous months. Retailers commonly gauge sales results on a year-to-year basis, and in November, retail sales excluding autos were up more than 7 percent from the 1999 month, after taking into account the effects of 2000's early Thanksgiving weekend. (Without the holiday adjustment, sales were up almost 9 percent.) The key general merchandise, apparel, and home furnishings sector
(GAF), where most holiday purchases are concentrated, also posted a solid 7 percent increase. Since there is virtually no inflation in GAF goods--apparel prices, for example, were down 1.3 percent over the year, while November apparel store sales were up 8.6 percent, implying a 10 percent increase in physical volume--these gains hardly portray a weak or faltering consumer.

         ENERGY. Apart from the possibility of a national downturn, a significant risk to the California outlook comes from the energy sector. The current electric power situation results from a complex set of circumstances arising from a steep rise in demand throughout the Western United States, sharply higher natural gas prices exacerbated in California by the break in a key pipeline last summer, and a dysfunctional wholesale electricity market in which prices have soared to levels several times the actual cost of the least efficient, most expensive production in the region.

         BUDGETARY PROCESS. The State's fiscal year begins on July 1 and ends on June 30. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the "Governor's Budget"). Under State law, the annual proposed Governor's Budget cannot provide for projected expenditures in excess of projected revenues and balances available from prior fiscal years. Under the State Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of the annual expenditure authorizations is the Budget Act as approved by the Legislature and signed by the Governor. The Budget Act must be approved by a two-thirds majority vote of each House of the Legislature. The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the Legislature.

         Appropriations also may be included in legislation other than the Budget Act. Bills containing appropriations (except K-14 education) must be approved by a two-thirds majority vote in each House of the Legislature and be signed by the Governor. Bills containing K-14 education appropriations only require a simple majority vote. Continuing appropriations, available without regard to fiscal year, may also be provided by statute or the State Constitution. Funds necessary to meet an appropriation need not be in the State Treasury at the time such appropriation is enacted; revenues may be appropriated in anticipation of their receipt.

         REVENUES AND EXPENDITURES. The moneys of the State are segregated into the General Fund and approximately 600 Special Funds. The General Fund consists of revenues received by the State Treasury and not required by law to be credited to any other fund, as well as earnings from the investment of State moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State. The General Fund may be expended as a consequence of appropriation measures enacted by the Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

         A year of robust revenue growth in fiscal year 2000-01 is expected to moderate somewhat in 2001-02. Since enactment of the 2000 Budget Act, the General Fund revenue forecast for the past and current-year period has increased by $3.8 billion. In addition, General Fund revenues in 2001-02 are expected to be up $2.54 billion or 3.3 percent from 2000-01, reaching almost $80 billion.

         This revenue strength builds on exceptionally strong gains in fiscal years 1999 and 2000. General Fund collections are expected to increase 6.9 percent on a year-over-year basis in 2000-01, bringing revenues to $76.9 billion. For 1999-00, total revenues were up 22.7 percent or $13.3 billion, to reach $71.9 billion, particularly impressive growth given the significant General Fund tax relief enacted over the last three years. The past year's growth in part reflects the fact that 1999-00 was the first year in which California received revenue from tobacco company litigation. In 1999-00, $515 million was received from this source, and $393 million and $468 million are expected in the current and budget years, respectively.

         California's remarkable employment and income growth during 2000 were reflected strongly in revenues. Through November, personal income tax withholding paid in 2000 was over 19 percent above the previous year. The first three estimated payments for the personal income tax were up 39 percent. Taxable sales grew at a faster pace in inflation-adjusted terms than at any time since the early 1980s.

         Much of the State's revenue surge in recent years results from the extraordinary gains in the stock market. Taxpayers have realized record-level capital gains that have grown at year-over-year rates of between 22 and 58 percent for the last five years. In addition, stock options have become an increasingly common component in wage packages--particularly in California's high tech sector. Taxpayers deriving income from retirement saving vehicles, such as Individual Retirement Accounts and 401(k)s, have also benefited from this growth. Together, these factors account for much of the rapid growth in personal income tax revenues. The stock market has also contributed to a sense of wealth among consumers, continuing to result in dramatic increases in sales tax revenue.

         While this revenue surge has allowed the State to address critical needs such as education and transportation, the fact remains that revenues supporting the budget are increasingly dependent upon the stock market. Capital gains alone contribute about 11 percent of total General Fund revenues, and revenue from stock options represents another 10 percent. To put this in perspective, these two factors combined contributed less than 5 percent of General Fund revenues as recently as 1994-95. These market-driven revenue sources represent a significant fraction of the total Budget and a major portion of the State's discretionary income. Although accumulated gains in the stock market continue to be substantial, the market stalled overall for the 2000 year. Moreover, on a daily basis the market remained volatile through the year. In one day alone last year, the high-tech NASDAQ index fell 10 percent. Therefore, the market's ongoing influence on General Fund revenues--both positive and negative--must be recognized.

         IMPACT OF 2000 TAX REDUCTION. Last year, for the second year of this Administration, significant tax relief measures were enacted. This package of bills provided taxpayers with approximately $1.6 billion and $2.3 billion in tax savings in 2000-01 and 2001-02, respectively. These tax reductions are in addition to the substantial tax relief provided to both individual and corporate taxpayers under preexisting law. Based on the Department of Finance 2000-01 TAX EXPENDITURE REPORT, these provisions are estimated to reduce State revenues by $21 billion annually--including $16 billion in personal income tax relief, $4 billion in corporate tax relief, and $1 billion in sales tax relief.

         Key areas of tax reduction for individual taxpayers include the deductions for home mortgage interest and charitable contributions, the exclusion of employer contributions to health and pension plans, and the exclusion of capital gains on the sale of a principal residence and at death. On the corporate side, key areas of relief include a reduced rate of taxation for all corporations, special rate provisions for subchapter S corporations, carryover of net operating losses, and credits for manufacturing investment and research and development. Substantial reductions have also been enacted in vehicle license fees in recent years. Beginning with the 2001 calendar year, the State will pay 67.5 percent of local vehicle license fees, saving motor vehicle owners $3.7 billion in 2001-02.

         SPECIAL FUND REVENUE. The California Constitution, codes, and statutes specify the uses of certain revenues, with receipts accounted for in various special funds. In general, special fund revenues comprise three categories of income:

         o Receipts from tax levies that are allocated to specified functions such as motor vehicle taxes and fees.

         o Charges for special services provided for specific functions, including such items as business and professional license fees.

         o Rental royalties and other receipts designated for particular purposes--for example, oil and gas royalties.

         Taxes and fees related to motor vehicles comprise over 50 percent of all special fund revenue. Principal sources are motor vehicle fuel taxes, registration and weight fees, and vehicle license fees. During 2001-02, $8.7 billion in revenues will be derived from the ownership or operation of motor vehicles, a 4.7 percent increase above the 2000-01 level. Approximately 53 percent of this revenue will be returned to local governments. The remaining portion will be available for various State programs related to transportation and services to vehicle owners.

         Chapter 85, Statutes of 1991, created the Local Revenue Fund for the purpose of local program realignment. Revenue attributable to a 0.5 percent sales tax rate is transferred to this special fund. During 2001-02, local governments are expected to receive $2.4 billion from this revenue source, up
4.5 percent from 2000-01. In addition to this revenue, approximately 24 percent of all vehicle license fees are transferred to the Local Revenue Fund.

         Beginning in 1998-99, legislation reduced total vehicle license fees
(VLF) and established a VLF offset program. For 2000-01 and 2001-02, vehicle license fees are reduced by 35 percent. An additional 32.5 percent reduction for these years will be returned to taxpayers in the form of a rebate. The total tax relief provided by the VLF offset and rebate is estimated to be $2.724 billion in 2000-01 and $3.680 billion in 2001-02.

         Chapter 861, Statutes of 2000, replaces the current weight fee schedule for commercial trucks, which is based on unladen weight, with a gross vehicle weight schedule. This change was necessary to conform to the federal International Registration Plan by January 1, 2002. Chapter 861 also provided that the vehicle license fee will no longer be charged on commercial trailers, and the loss in revenue to local governments from that exclusion will be backfilled by the General Fund. As noted earlier, tobacco-related taxes are collected primarily to support early childhood development programs as specified in Proposition 10. These proceeds are deposited in the California Children and Families First Trust Fund and are estimated at $672 million in 2000-01 and $662 million in 2001-02. Funds from the Proposition 99 tobacco-related taxes are allocated to a special fund for distribution to a variety of accounts as determined by the measure. Receipts for this fund are estimated at $360 million in 2000-01 and $355 million in 2001-02. An additional $26 million for breast cancer research will be generated in 2000-01 by the 2 cents per pack cigarette tax enacted in 1993, while $25.6 million will be generated in 2001-02 for this purpose. The original 10 cents per pack tax on cigarettes is allocated to the General Fund.

         STATE APPROPRIATIONS LIMIT. The State is subject to an annual appropriations limit imposed by Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds. Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most State subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.

         Not included in the Appropriations Limit are appropriations for the debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative (e.g., cigarette and tobacco taxes). The Appropriations Limit may also be exceeded in cases of emergency.

         LITIGATION GENERALLY. The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In 1998, the State signed a settlement with the four major cigarette manufacturers. The State agreed to drop its lawsuit and not to sue in the future. Tobacco manufacturers agreed to billions of dollars in payments and restrictions in marketing activities. Under the settlement, the companies agreed to pay California governments approximately $25 billion over a period of 25 years.

         DEBT ADMINISTRATION AND LIMITATION. The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies. The State Constitution prohibits the creation of indebtedness of the State unless a bond law is approved by a majority of the electorate voting at a general election or a direct primary. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund. Under the State Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of moneys in the General Fund to the support of the public school system and public institutions of higher education. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds. The State had $21.0 billion aggregate principal amount of general obligation bonds outstanding, and $14.4 billion authorized and unissued, as of September 1, 2000. Outstanding lease revenue bonds totaled $6.7 billion as of September 1, 2000.

         The General Obligation Bond Law permits the State to issue as variable rate indebtedness, up to 20 percent of the aggregate amount of long - term general obligation bonds outstanding. As of September 1, 2000, there was no variable rate indebtedness outstanding; however, the State plans to issue such indebtedness in the future.

SPECIAL FACTORS AFFECTING COLORADO INTERMEDIATE TAX FREE FUND AND COLORADO TAX FREE FUND

         As described in the Prospectuses relating to Colorado Intermediate Tax Free Fund and Colorado Tax Free Fund, except during temporary defensive periods, each Fund will invest most of its total assets in Colorado municipal obligations. The Funds are therefore susceptible to political, economic and regulatory factors affecting issuers of Colorado municipal obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in Colorado. This information is derived from sources that are generally available to investors and is based in part on information obtained from various State and local agencies in Colorado. It should be noted that the creditworthiness of obligations issued by local Colorado issuers may be unrelated to the creditworthiness of obligations issued by the State of Colorado, and that there is no obligation on the part of the State of Colorado to make payment on such local obligations in the event of default.

         ECONOMIC OVERVIEW. While Colorado's economy continues to outperform the nation, the State is seeing evidence of the national slowdown. A combination of factors will lead the State to the lowest level of employment growth experienced since the early 1990s. Layoff announcements have been numerous, while announcements of job gains have been few. In all industries Statewide, over 20,000 announced layoffs have been counted compared with only about 3,500 announced gains.

         The advanced technology sector, which has been a leader in growth for Colorado during the last decade, is experiencing difficult times and many local technology companies have been shedding jobs. Many of these companies are being impacted negatively by significant declines in available venture capital in the State and deteriorating stock market conditions. Additionally, many new companies that tried to get on the bandwagon of advanced-tech's promises have dissolved. As an indicator of Colorado's prominence in the sector, the American Electronics Association reported that Colorado had the highest concentration of high-tech workers in the nation with nearly one our of every ten workers employed in the industry in 2000.

         The construction sector is also experiencing a slowdown as downsizing companies need less space and consumers become more cautious in their household decisions. Sales rates and prices for housing, especially at the high-end, have slowed considerably this year.

         Another area of importance to Colorado that will experience difficulties during the coming year is tourism. The nationwide economic slowdown will impact vacation decisions of many would-be visitors to Colorado, reducing the number of people visiting ski resorts and other destination areas in the State. In addition, the Winter Olympics in Utah will draw visitors who otherwise would have come to Colorado. The recent terrorist activities in the United States will also provide a negative impact to Colorado's tourism sector as people curb travel plans and flying potentially becomes more difficult and expensive.

         Finally, the economy in Colorado will be dragged down by a dramatic decrease in consumer spending in 2001. Consumers propped up the economy in 2000 by increasing retail trade sales 11.5 percent. Consumers slowed their spending in the State to a 2.7 percent pace during the first half of 2001. Consumer spending was one of the most important parts of economic growth during the 1990s.

         One important factor that may help to offset the slowdown in Colorado is interest rates. Mortgage rates have remained at low levels in Colorado and it is likely that the Federal Reserve Board will further cut rates during the rest of the year. If mortgage rates continue to fall, a new round of refinancing could be set in motion, providing consumers with money to help maintain spending levels of reduce debt.

         POPULATION AND EMPLOYMENT. After seeing the State's population increase at rates between 2.4 percent and 3.3 percent every year from 1992 through 2000, Colorado will experience a slowdown in growth over the next several years as the State's economic advantage over other areas of the nation diminishes and migration slows. The State's population will increase 2.2 percent in 2001, followed by growth rates of 2.1 percent in 2002 and 2.0 percent in 2003.

         The previously mentioned job losses and slowing population growth in the State will lead to a dramatic slowdown in employment this year. After employment increased at a compound average annual growth rate of 3.8 percent between 1990 and 2000, the State will see its job base grow by only 2.5 percent in 2001 and 2.6 percent in 2002. In addition, the job mix will change somewhat as the State adds fewer high-paying advanced technology and finance jobs and more low wage service positions. Accordingly, the State's unemployment rate will climb from an unsustainable low 2.7 percent in 2000 to 3.1 percent in 2001 and
3.5 percent in 2002. While these rates are significantly higher than the past two years, they are still quite low by historical standards. The State experienced a 6.0 percent unemployment rate in 1992 at the start of the employment boom.

         GENERAL FUND. General Fund revenue will decrease by 1.3 percent in FY 2001-02, following a 3.7 percent gain in FY 2000-01. We decreased our revenue forecast for the current year by $188.2 million below the June 2001 forecast. Three factors cause the reduction in the revenue forecast for FY 2001-02. First, the Colorado economy is weaker than previously anticipated. While Colorado job growth is up 3.0 percent through July, continued layoffs and reduced hiring by employers have led to only a 1.7 percent gain in jobs in July 2001 versus July 2000. Consumer spending has slowed significantly leading to less-than-anticipated sales tax receipts. Second, the over refund of the TABOR surplus will reduce revenues in the current year by $33.4 million more than anticipated. Finally, the income tax accruals for FY 2000-01 were much larger than anticipated in the June 2001 forecast. We believe that these accruals will reduce revenues for FY 2001-02, contrary to our expectations in the previous forecast. This will dampen revenues by $21.3 million relative to the June revenue estimate.

         The poor General Fund revenue outlook for FY 2001-02 leads to a bleak General Fund overview for this year. The Senate Bill 97-1 diversion of 10.355 percent of sales and use tax revenues cannot be made at all. If revenue growth were sufficient, $208.8 million would be diverted to the Highway Users Tax Fund. Our June forecast indicated that approximately one-half of the diversion would occur. The diversion is reduced when revenue growth is insufficient such that General Fund appropriations cannot increase by the statutory six percent maximum. Even if no sales and use tax revenue is diverted, General Fund appropriations for the operations budget would still have to be reduced by an estimated $97.8 million.

         After FY 2001-02, the General Fund overview has a healthier picture. The full Senate Bill 97-1 diversion can be made and appropriations can increase by six percent throughout the rest of the forecast period. The excess reserve in the General Fund is still a low $63.1 million in FY 2002-03, but will recover to more than $2.4 billion by FY 2006-07.

SPECIAL FACTORS AFFECTING MINNESOTA INTERMEDIATE TAX FREE FUND AND MINNESOTA TAX FREE FUND

         As described in the Prospectuses relating to Minnesota Intermediate Tax Free Fund and Minnesota Tax Free Fund, except during temporary defensive periods, these Funds will invest most of their total assets in Minnesota municipal obligations. These Funds therefore are susceptible to political, economic and regulatory factors affecting issuers of Minnesota municipal obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in Minnesota. The summary is based primarily upon one or more publicly available offering statements relating to debt offerings of the State of Minnesota and releases issued by the Minnesota Department of Finance. It should be noted that the creditworthiness of obligations issued by local Minnesota issuers may be unrelated to the creditworthiness of obligations issued by the State of Minnesota, and that there is no obligation on the part of Minnesota to make payment on such local obligations in the event of default.

         Diversity and a significant natural resource base are two important characteristics of the Minnesota economy. Generally, the structure of the State's economy parallels the structure of the United States economy as a whole. There are, however, employment concentrations in the manufacturing categories of industrial machinery, instruments and miscellaneous, food, paper and related industries, and printing and publishing. During the period from 1980 to 1990, overall employment growth in Minnesota lagged behind national employment growth, in large part due to declining agricultural employment. The rate of non-farm employment growth in Minnesota exceeded the rate of national growth, however, in the period of 1990 to 1996, and since 1996 Minnesota and U.S. employment have expanded at about the same rate. The State's unemployment rate continues to be substantially less than the national unemployment rate. Since 1980, Minnesota per capita income generally has remained above the national average.

         The State relies heavily on a progressive individual income tax and a retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. The current U.S. economic recession has had a disproportionate effect on projected State revenues. The Economic Forecast released by the Minnesota Department of Finance on December 4, 2001 has projected, under current laws, a general fund deficit of $1.953 billion for the current biennium ending June 30, 2003. The deficit is attributable primarily to projected revenue shortfalls, but projected spending increases also are projected. The projected deficit does not take into account the State's $350 million cash flow account balance of the State's $653 million budget reserve. Use of the budget reserve is not triggered automatically when a deficit is forecast. Total General Fund expenditures and transfers for the biennium are now projected to be $27.807 billion. The Department's planning estimates for the biennium ending June 30, 2005, which previously projected a surplus, now show projected spending exceeding projected revenues by $2.534 billion, under current laws. The Department of Finance has asked State departments and agencies to begin work on options to trim their general fund budgets by 5 percent and by 10 percent. In addition, the Commissioner of Finance has directed other commissioners and agency heads temporarily not to enter into any new grant agreements, pending review of budgetary considerations. On a number of occasions in previous years, State legislation has addressed projected budget deficits by raising additional revenue, reducing expenditures, including aids to political subdivisions and higher education, reducing the State's budget reserve, imposing a sales tax on purchases by local governmental units, and making other budgetary adjustments.

         The State is party to a variety of civil actions that could adversely affect the State's General Fund. In addition, substantial portions of State and local revenues are derived from federal expenditures, and reductions in federal aid to the State and its political subdivisions and other federal spending cuts may have substantial adverse effects on the economic and fiscal condition of the State and its local governmental units. Risks are inherent in making revenue and expenditure forecasts. Economic or fiscal conditions less favorable than those reflected in State budget forecasts may create additional budgetary pressures.

         State grants and aids represent a large percentage of the total revenues of cities, towns, counties and school districts in Minnesota, but generally the State has no obligation to make payments on local obligations in the event of a default. Even with respect to revenue obligations, no assurance can be given that economic or other fiscal difficulties and the resultant impact on State and local government finances will not adversely affect the ability of the respective obligors to make timely payment of the principal and interest on Minnesota Municipal Bonds that are held by the Fund or the value or marketability of such obligations.

         Certain Minnesota tax legislation and possible future changes in federal and State income tax laws, including rate reductions, could adversely affect the value and marketability of Minnesota Municipal Bonds that are held by the Funds. See "Taxation."

SPECIAL FACTORS AFFECTING MISSOURI TAX FREE FUND

         As described in the Prospectuses relating to Missouri Tax Free Fund, except during temporary defensive periods, the Fund will invest most of its total assets in Missouri municipal obligations. This Fund is therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Missouri obligations. This information is derived from sources that are generally available to investors and is based in part on information obtained from various State and local agencies in Missouri. No independent verification has been made of any of the following information. It should be noted that the creditworthiness of obligations issued by local Missouri issuers may be unrelated to the creditworthiness of obligations issued by the State of Missouri, and that there is no obligation on the part of Missouri to make payment on such local obligations in the event of such default. Also note that the information does not apply to "conduit" obligations on which the public issuer itself has no financial responsibility.

         POPULATION. The State total resident population in Census 2000 was 5,595,211, ranking Missouri 17th among all U.S. States. St. Louis County remained the State's largest county, surpassing the million-population threshold.

         Missouri's population grew by 478,138 persons since 1990--a growth rate of 9.3 percent. This growth was larger than in any other decade this past century. As in recent decades, there were substantial population gains in the Ozarks and in the State's metropolitan areas. But there also was new growth in many rural counties north and south. Regional population shifts show a continued expansion outward from older, larger urban centers. In fact, the population outside Missouri's combined municipal areas grew at a faster rate in the 1990s (12.1 percent) than the combined population within them (7.9 percent).

         REVENUE. The Missouri Department of Revenue recently released taxable sales estimates for the 2nd Quarter of 2001. During the quarter, $16.3 billion in taxable transactions occurred in the State, an increase of 2.0 percent from the same quarter of 2000. This is much lower than the 3.7 percent annual growth realized during the 2nd quarter of 2000, as well as the 3.4 percent growth during the first quarter of this year.

         Analysis by the Missouri Economic Research and Information Center (MERIC) shows that if seasonal and inflationary effects are removed from the data, further evidence of sluggish sales can be seen. Year-to-year growth during the second quarter of 2001 was -1.3 percent. This marks the fourth consecutive quarter of zero-to-negative growth in taxable sales in Missouri.

         The Department of Revenue has declined to speculate on taxable sales in Missouri during the third quarter of this year, the period of time that includes September 11th and the final weeks of that month. At the national level, consensus estimates indicate retail sales dropped an estimated 1 percent in September as spending dramatically slowed. Spending is expected to rebound slowly during October. Clearly, this data implies continued fiscal struggles for the State of Missouri, as sales tax comprises a significant portion of State revenue.

         State general revenue collections net of refunds for September 2001, increased by .15 percent over those for September 2000 collections. General revenue year-to-date collections net of refunds have increased by 3.7 percent over the same period last year. Sales and use tax collections increased 2.3 percent for the month and increased 1.8 percent for the year-to-date, from $449.9 million last year to $457.9 million this year. Individual income tax collections decreased .7 percent for the month and increased 1.7 percent year-to-date, from $956.2 million last year to $972.1 million this year. Corporate income tax collections decreased 11.2 percent for the month and decreased 13.7 percent year-to-date from $96.7 million last year to $83.4 million this year. All other collections were down 9.7 percent for the month and up 21.0 percent for the year.

         COST OF LIVING. In the 1st quarter of 2001, Missouri had the 4th lowest cost of living in the United States (of the 46 States and the District of Columbia surveyed by ACCRA). In general, the most expensive areas to live are Alaska, New England, California, and Nevada. The least expensive areas continue to be the Midwest and Southern States.

         Missouri dropped one spot in the rankings since the 4th quarter of 2000, when the State had the 3rd lowest cost of living. While Missouri's ranking dropped, Missouri's COL index actually decreased to 92.6 from the previous quarter's 92.7. This is due mostly to declines in Health Care and Miscellaneous Goods and Services cost categories.

         Missouri's larger metropolitan areas had COL indices that were close to the national average in the 1st quarter, but no city had an index over 100. In general, however, the metropolitan areas are the most expensive areas in Missouri to reside. Chambers of Commerce in cities across the nation participate in ACCRA's survey on a volunteer basis. No cities in HI, ME, NJ and RI participate.

         There are additional risks associated with investment in the Missouri Tax-Exempt Bond Fund because it invests its assets predominantly in Missouri municipal securities. The Missouri Constitution imposes a limit on the amount of taxes that may be imposed by the General Assembly during any fiscal year. No assurances can be given that the amount of revenue derived from taxes will remain at its current level or that the amount of federal grants previously provided to the State will continue. The State of Missouri is barred by its constitution from issuing debt instruments to fund government operations, although it is authorized to issue bonds to finance or refinance the cost of capital projects upon approval by the voters. In the past, the State has issued two types of bonds to raise capital: general obligation bonds and revenue bonds. Payments on general obligation bonds are made from the General Revenue Fund. Therefore, if the State is unable to increase its tax revenues, the State's ability to make the payments on the existing obligations may be adversely affected. The State also is authorized to issue revenue bonds, which generally provide funds for a specific project, and payments are generally limited to the revenue from that project. Therefore, a reduction of revenues on a project financed by revenue bonds may adversely affect the State's ability to make payments on such bonds. The State may, however, enact a tax specifically to repay the State's revenue bonds.

SPECIAL FACTORS AFFECTING NEBRASKA TAX FREE FUND

         As described in the Prospectuses relating to the Fund, except during temporary defensive periods, the Fund will invest most of its total assets in Nebraska municipal obligations. The fund therefore is susceptible to political, economic and regulatory factors affecting issuers of Nebraska municipal obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in Nebraska. This information is derived from sources that are generally available to investors and is based on information obtained from the State of Nebraska.

         ECONOMIC OVERVIEW. Nebraska's economy revolves around its agriculture industry. In 1999, more than 93 percent of the State's land, some 46 million acres, was farm and ranch land, most of it privately owned. Producers have taken advantage of the State's fertile soil, abundant water, intensive cultivation and advanced farming methods to produce record-high crop yields in recent years. In 1998, gross cash receipts from farm marketings totaled $8.8 billion, and Nebraska had 55,000 farms that produced food for consumers in the United States and abroad.

         Although agriculture dominates Nebraska's economy, more and more of Nebraska's income has come from other industries in recent years. Manufacturing, which employed more than 117,000 workers in 1999, is a major employer among nonfarm industries, with most manufacturing sites located in the State's large urban areas. Douglas, Lancaster, Hall and Platte counties employ more than 63,000 workers in manufacturing. Food processing is the leading type of manufacturing, followed by industrial machinery and electronic equipment.

         The service sector, which includes health services and business services, generates the most earnings in Nebraska. Government ranks second in earnings generated, while manufacturing is third. The service sector also employs more workers than any other industry. Wholesale and retail trades, taken together, employ the second-most number of workers, with eating and drinking establishments being the largest employer among retail stores in the State. Government jobs, many of which are in Lincoln, employ the next highest number of workers.

     Lincoln is a major employer in education, led by the University of Nebraska-Lincoln and other institutions of higher education. Omaha is a major center for food processing, healthcare, insurance, trade, transportation and telecommunications. Livestock and grain exchanges also are in Nebraska's largest city. Six Nebraska-based businesses are in the Fortune 500, FORTUNE magazine's annual list of the largest industrial and service corporations in the United States based on revenue. All of these corporations have their headquarters in Omaha.

     GENERAL FUND. The State's fiscal year ended on June 30, 2001. Total gross General Fund receipts for fiscal year 2000-2001 were $2,984,181,599. This represents a 3.1 percent increase over fiscal year 1999-2000 totals, and 0.8 percent below the fiscal year 2000-2001 projected amount of $3,007,415,000. Gross General Fund receipts were ahead of FY1999-2000 for Sales and Use and Individual Income taxes by 2.8 and 4.5 percent, respectively. Gross receipts from Corporate Income and Miscellaneous taxes were below FY1999-2000 levels by
1.3 and 1.5 percent, respectively. Compared to the certified forecast for FY2000-2001, gross receipts for Sales and Use, Individual Income, and Corporate Income taxes were below projections by 2.3, 0.1, and 2.4 percent, respectively.

         Total refunds for fiscal year 2000-2001 were $527,319,744, which is 7.4 percent more than last fiscal year, and 0.1 percent above the projected amount of $526,713,000.

         Total net receipts for the fiscal year ending June 30, were $2,456,861,855, ahead of FY1999-2000 collections by $52.9 million, or 2.2 percent. Compared with forecasted net receipts, total net receipts for FY2000-01 were below the certified forecast of $2,480,707,000 by $23,845,145, or 1.0 percent. Net Sales and Use and Individual Income tax receipts were ahead of FY1999-00 receipts by 0.5 and 4.5 percent, respectively. At the same time, only Individual Income and Miscellaneous tax net receipts exceeded the certified forecast, by 0.3 and 6.1 percent, respectively. Sales and Use and Corporate Income tax receipts ended the year behind the certified forecast by 3.8 and 2.1 percent, respectively.

         State appropriations for the 1999-2000 fiscal year totaled $5,313,608,444 for the operation of State government, including capital construction and aid to individuals, local governments and other entities. This amount includes supplemental appropriations (deficits) provided by the 2000 Legislature.

         Of the total 1999-2000 appropriation, $2,339,081,677 was appropriated from the State general fund, which is financed by sales and use taxes, corporate and individual income taxes, and several other taxes, including liquor, cigarette and pari-mutuel taxes. Other appropriation amounts were:
$1,105,960,607 from cash funds, which include receipts from motor fuel taxes, hunting and fishing licenses, tuition at the University of Nebraska and State colleges, commodity checkoff collections, and other fees and charges; $1,396,017,895 from federal funds; and $472,548,265 from revolving funds, which account for financial transactions between State agencies.

         Fiscal year 2000-01 appropriations totaled $5,536,701,415, consisting of $2,458,788,690 from the State general fund, $1,138,591,060 from cash funds, $1,472,042,292 from federal funds and $467,279,373 from revolving funds. Under biennial budgeting, these appropriations originally were made by the 1999 Legislature, with adjustments during the 2000 legislative session. These appropriation figures for 2000-01 do not, however, include supplemental appropriations that may be provided by the 2001 Legislature.

         REVENUE. State revenue estimates for fiscal year 2001-2002 forecast approximately 51.1 percent of the tax dollar coming from individual income tax,
36.8 percent from sales tax, 5.7 percent from corporate income tax, and 6.4 percent from miscellaneous receipts. Forecasted appropriations include 36.3 percent of collected taxes to go to local tax relief, 21.0 percent for aid to individuals, 20.7 percent for government operations, 16.9 percent for postsecondary education operating, 3.8 percent for other State aid, and 1.3 percent for capital construction.

SPECIAL FACTORS AFFECTING OREGON INTERMEDIATE TAX FREE FUND

         As described in the Prospectus relating to Oregon Intermediate Tax Free Fund, except during temporary defensive periods, Oregon Intermediate Tax Free Fund will invest most of its total assets in Oregon municipal obligations. This Fund therefore is susceptible to political, economic and regulatory factors affecting issuers of Oregon municipal obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in Oregon. This information is derived from sources that are generally available to investors and is based in part on information obtained from various State and local agencies in Oregon. It should be noted that the creditworthiness of obligations issued by local Oregon issuers may be unrelated to the creditworthiness of obligations issued by the State of Oregon, and that there is no obligation on the part of Oregon to make payment on such local obligations in the event of default.

         OVERVIEW OF THE ECONOMY. In the past decade, Oregon resumed the steady economic and population growth that has characterized its history. But today the economy is much different--the State overall is less reliant on forest products or any single industry. Oregon's historically high rural incomes have declined markedly with the reduction of logging and the closure of many mills. These economic shifts have created the need for job replacement, retraining and economic diversification for smaller, rural communities and those that are distressed. These shifts also present more urban areas with growth management and labor-scarcity challenges.

         Fifty years ago, the State's manufacturing sector was highly concentrated in lumber and wood products and food processing. Since then, it has diversified into industries such as electronic equipment, transportation equipment, metals, printing and plastics. Outside of manufacturing, the State has added many jobs in other export-oriented industries such as professional services, software development and tourism. This increase in economic diversity should help stabilize the State's economy.



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

         Forest products, agriculture and fisheries each have experienced serious problems in the past few years. Both forest products and fisheries industries have reduced harvests. More recently, farms and forest products businesses are seeing reduced export demand for their products and stiff competition from foreign producers. Many of the local economies of Oregon's rural areas are concentrated in these natural resource industries, and the citizens of these areas face difficult challenges to maintaining their employment, adequate income and quality of life.

         DEMOGRAPHIC FORECAST. Oregon's population will increase from 3.3 million in 1999, to 3.6 million in 2007, a 9.2 percent increase. Population changes within age groups will reflect the historical shifts in births and migration flows. During this period, the fastest growth will occur in the 45-64 and 18-24 age groups, the result of baby-boomers and their children entering these age groups. The 25-44 year age group will decline and the 5-17 age group will increase slightly. The elderly population as a whole will increase by 8.7 percent. The number of young elderly in the 65-74 age group has been declining. This trend will reverse only after the year 2002. On the other hand, the number of oldest elderly (85 and older), has been growing very rapidly. This group will continue to grow at a very high rate, increasing 33.8 percent between 1999 and 2007.

         BUDGET. During the 1990s, Oregon's economy experienced a period of exceptional growth. After adjusting for inflation, wages grew 18.5 percent and per capita income grew faster than the rest of the nation. The profitability of companies operating in Oregon also rose sharply.

         State revenues benefitted directly from this growth. During the last decade, revenues from personal income taxes grew an average of nearly 10 percent annually. Corporate income tax collection more than doubled from less than $150 million in 1990 to more than $400 million in 2000. In addition, capital gains income, mostly from the stock market, grew at an incredible rate during the 1990s.

         Oregon's economy diversified substantially during this period. High technology companies, particularly those involved in semiconductor production, helped Oregon become increasingly connected to international markets. Asian markets, in particular, made up six of the top 10 destinations for Oregon products in 1999. At the same time, agricultural, lumber, and wood products continued to play a significant role in Oregon's economy. In addition, Oregon's population grew at a faster pace than the national average during the 1990s--16.1 percent compared to 9.6 percent respectively. Some of this growth came from in-migrants, particularly for individuals between the ages of 18-64 years. And while Oregon's population continues to be predominately White (93.4 percent of the total population), its population is slowly becoming more diverse. Oregon's Black, Asian, and Hispanic populations all grew at a signficantly faster rate than the majority White, Non-Hispanic population.

         However, at the beginning of a new century, the rapid growth in Oregon's economy is beginning to stabilize. Growth in jobs, wages, and profits are all slowing down. This slowdown is expected to reduce Oregon's rate of growth in both personal and corporate income taxes. With the Asian financial crisis in the past, exports in high technology, timber, and agricultural products should improve. However, factors could hinder Oregon's economy: a recession or inflation; a downturn in global economies, particularly in major export markets like Japan or Korea; a dramatic rise in energy prices; or a stock market crash.

         Also, changes in demographics could affect Oregon's public services. Children under the age of five and school age populations are growing more slowly than in the 1990s. Their growth will continue to slow as the baby-boomers children exit this age group. Young adults aged 18-24 years, who comprise the "baby-boom echo," will continue to grow. And while Oregon's elderly population has slowed in recent years, those over age 65 have more than tripled since 1950. In particular, growth for those ages 75 years and older is expected to rise. Each of the populations consume a range of State services--from day care, to educational services, to health care.

         Several factors linked to the economy have the potential to increase or reduce the funds available to the Legislative Assembly for this State budget. Therefore, quarterly economic forecasts made during the legislative session may be especially important to State budgeting. Among the factors in uncertainty are:

         o State economy. In the short run, Oregon's economy will grow slowly through 2001, and is projected to gain strength as it reaches the end of the 2001-03 biennium. The long-term outlook for the next five years calls for slow to moderate growth.

         o National economy. Like Oregon, the U.S. economy is expected to slow significantly in 2001, and then accelerate in 2002 and 2003. While the stock market correction in April of 1999 did not lead to a market crash, the risk of a further correction still exists. This potential correction, along with rising energy prices, are the largest risks to the national economy.

         o Asian economies. It appears that Asian economies have recovered from the financial crisis of the last decade. Asia's economic well-being is important to Oregon because their economies significantly affect our own. They import a range of products produced in Oregon, including timber, and agricultural, and high technology products.

         o Special tax refunds. A special refund could cause some uncertainty. The current revenue forecast anticipates a two percent surplus Kicker refund for personal income taxpayers to be paid out in 2001 on tax year 2000 liability. Corporate Kicker refunds are anticipated and will be credited in the 2001-03 biennium.

         o Ballot Measure impacts. Ballot Measure 88 raises the maximum deduction of federal income taxes that may be deducted on Oregon income tax returns. It raises the maximum deduction allowed from $3,000 to $5,000 effective January 1, 2002. This change is anticipated to reduce revenue collections by $159.2 million in the 2001-03 biennium.

     BUDGET PROCESS. As mandated under State law, the Governor Budget is required to balance and rely only on the revenues predicted under current laws. In addition, the budget also proposes plans to meet the challenges we face in education, early childhood development, health care and rural and community infrastructure needs. These issues are addressed without new or increased taxes.

     The budget process is an ongoing one. State agencies continually gather information on performance and outcomes in order to engage in a meaningful planning process with their stakeholders. Agency information is then submitted to the Governor. He reviews the information presented by all agencies and then crafts a budget recommendation for consideration by the Legislative Assembly. These agency requests generally include:

         o Funding to continue the services provided under current laws. The costs are adjusted for estimated inflation and caseloads.

         o    Funding for any proposed new or expanded services.

         o Suggestions on what services are no longer needed and what to cut if State funds prove insufficient.

         The State economist forecasts how much the State will have under current laws to fund the State budget. The total agency requests always equal more than forecast State funding could cover. Therefore, the Governor must decide what increases and decreases he will recommend to stay within available funds. He may propose new funding, shifts in funding, or cuts in some programs so the State can pay for other needs. The Governor's Recommended Budget sets a balanced plan for State funding priorities. The Legislature evaluates the Governor's Recommended Budget and hears public testimony for and against each part of the proposed plan. The Legislature then deliberates to a final budget that it enacts as a series of laws. Those laws then control State spending for the next two years.

         STATE RESOURCES. The State uses money from five sources to pay for State services. The sources are grouped as General Fund, Other Funds (including Lottery), and Federal Funds. Property taxes are not a source that funds the State budget. They are the main source of funding for cities, counties, and some special districts. They are also the second largest source of local school funding.

         The General Fund covers only 33 percent of what is spent in the State budget. However, it is the money that the Legislature can apply anywhere it is needed. The General Fund comes largely from our income taxes-- about 85 percent from personal income tax and eight percent from corporate income tax. The rest comes from the insurance premium tax, gift and inheritance tax, cigarette tax, liquor tax, other minor sources, and the Fund's investment earnings. General Fund resources are estimated at $11.1 billion for 2001-03.

         Other Funds account for about 46 percent of what is spent in the State budget. Other Funds are mostly monies dedicated to certain purposes. They include some taxes, chiefly those related to highway use, employment, and forests. They include State licensing fees. Other Funds also include the State's business-like incomes. Examples include tuition and other fees for services, inmate workforce products, and many funds related to loans or bonds.

         Federal Funds cover about 19 percent of what is spent in the State budget. The federal government limits the State's choices about where and how Federal Funds may be used. Most federal funding has specific conditions, such as requiring the State to keep certain service levels, or providing matching funds.

         Lottery Funds account for a little less than two percent of total State spending. The forecast for Lottery Funds in the 2001-03 budget period is slightly higher than that for the previous biennium. Several reasons account for this increase. First, the beginning balance for 2001-03 is forecast to be slightly higher than that available for 1999-2001. Second, the Lottery is retaining gaming revenues above the 1999-2001 Close of Session (COS) forecast in a Lottery Contingency Fund for the purchase of new video terminals. Total transfers to the Economic Development Fund, therefore, will remain at the COS level of $580.4 million for the 1999-2001 biennium. No such agreement exists for the 2001-03 budget period. Third, Lottery will transfer $15 million related to administrative actions during the 2001-03 budget period. Although the total amount of Lottery Funds will increase slightly, the amount available for allocation will be lower. Increasing amounts of Lottery Funds are spent on dedicated distributions. These dedicated distributions include amounts for Sports Action, county economic development, the Education Endowment Fund, the Parks and Natural Resources Fund, as well as funds dedicated for debt service and gambling addiction allocations.

         In November of 1998 a national settlement agreement was reached between the tobacco industry and 46 States including Oregon. The November 1998 agreement, known as the Master Settlement Agreement (MSA), represented the largest financial recovery in the nation's history. It requires the tobacco industry to make payments to the States in perpetuity. Oregon's share of the payments through the year 2025 are an estimated $2.2 billion. Oregon has received $92.7 million in MSA payments as of November 1, 2000.

         The Governor's Recommended Budget for 2001-03 proposes the following uses of Oregon tobacco settlement payments expected to be received through 2001-03:

         o    $110.0 million--K-12 School Improvement Fund

         o $ 10.0 million--Bio-science Research Facility at Oregon Health Sciences University

         o $ 22.0 million--Family Health Insurance Assistance Program subsidies

         o $ 7.0 million--Department of Human Resources, Health Division programs

         o    $100.0 million--Health Care Trust Account

         o    $ 99.2 million--General Fund

         DEBT ADMINISTRATION AND LIMITATION. Oregon statutes give the State Treasurer authority to review and approve the terms and conditions of sale for State agency bonds. The Governor, by statute, seeks the advice of the State Treasurer when recommending the total biennial bonding level for State programs. Agencies may not request that the Treasurer issue bonds or certificates of requirements for State agencies on proposed and outstanding debt. Statutes contain management and reporting requirements for State agencies on proposed and outstanding debt.

         A variety of general obligation and revenue bond programs have been approved in Oregon to finance public purpose programs and projects. General obligation bond authority requires voter approval or a constitutional amendment, while revenue bonds may be issued under statutory authority. However, under the Oregon Constitution the State may issue up to $50,000 of general obligation debt without specific voter approval. The State Legislative Assembly has the right to place limits on general obligation bond programs which are more restrictive than those approved by the voters. General obligation authorizations are normally expressed as a percentage of Statewide True Cash Value ("TCV") of taxable property. Revenue bonds usually are limited by the Legislative Assembly to a specific dollar amount.

         The State's constitution authorizes the issuance of general obligation bonds for financing community colleges, highway construction, and pollution control facilities. Higher education institutions and activities and community colleges are financed through an appropriation from the General Fund. Facilities acquired under the pollution control program are required to conservatively appear to be at least 70 percent self-supporting and self-liquidating from revenues, gifts, federal government grants, user charges, assessments, and other fees.

         Additionally, the State's constitution authorizes the issuance of general obligation bonds to make farm and home loans to veterans, provide loans for State residents to construct water development projects, provide credit for multi-family housing for elderly and disabled persons, and for small scale local energy projects. These bonds are self-supporting and are accounted for as enterprise funds. Certain provisions of the Water Resources general obligation bond indenture conflict with State statutes. Upon the advice of the Attorney General, the method of handling investment interest is in compliance with the statutes rather than the bond indenture. Currently there is litigation pending against the State concerning this treatment of the investment interest.

         The State's constitution further authorizes the issuance of general obligation bonds for financing higher education building projects, facilities, institutions, and activities. In addition to general obligation and direct revenue bonds, the State of Oregon issues industrial development revenue bonds ("IDBs"), Oregon Mass Transportation Financing Authority revenue bonds and Health, Housing, Educational and Cultural Facilities Authority ("HHECFA") revenue bonds. The IDBs are issued to finance the expansion, enhancement or relocation of private industry in the State. Before such bonds are issued, the project application must be reviewed and approved by both the Oregon State Treasury and the Oregon Economic Development Commission. Strict guidelines for eligibility have been developed to ensure that the program meets a clearly defined development objective. IDBs issued by the State are secured solely by payments from the private company and there is no obligation, either actual or implied, to provide State funds to secure the bonds. The Oregon Mass Transportation Financing Authority ("OMTFA") reviews financing requests from local mass transit districts and may authorize issuance of revenue bonds to finance eligible projects. The State has no financial obligation for these bonds, which are secured solely by payments from local transit districts.

         The State is statutorily authorized to enter into financing agreements through the issuance of certificates of participation. Certificates of participation have been used for the acquisition of computer systems by the Department of Transportation, Department of Administrative Services, and the Department of Higher Education. Also, certificates of participation have been used for the acquisition or construction of buildings by the Department of Administrative Services, Department of Fish and Wildlife, Department of Corrections, State Police, and Department of Higher Education. Further, certificates of participation were used in the acquisition of telecommunication systems by the Department of Administrative Services and the Adult & Family Services Division.

         HHECFA is a public corporation created in 1989, and modified in 1991, to assist with the assembling and financing of lands for health care, housing, educational and cultural uses and for the construction and financing of facilities for such uses. The Authority reviews proposed projects and makes recommendations to the State Treasurer as to the issuance of bonds to finance proposed projects. The State has no financial obligation for these bonds, which are secured solely by payments from the entities for which the projects were financed.

         The Treasurer on behalf of the State may also issue federally taxable bonds in those situations where securing a federal tax exemption is unlikely or undesirable; regulate "current" as well as "advance" refunding bonds; enter into financing agreements, including lease purchase agreements, installment sales agreements and loan agreements to finance real or personal property and approve certificates of participation with respect to the financing agreements. Amounts payable by the State under a financing agreement are limited to funds appropriated or otherwise made available by the Legislative Assembly for such payment. The principal amount of such financing agreements are treated as bonds subject to maximum annual bonding levels established by the Legislative Assembly under Oregon statute.

CFTC INFORMATION

         The Commodity Futures Trading Commission (the "CFTC"), a federal agency, regulates trading activity pursuant to the Commodity Exchange Act, as amended. The CFTC requires the registration of "commodity pool operators," which are defined as any person engaged in a business which is of the nature of an investment trust, syndicate or a similar form of enterprise, and who, in connection therewith, solicits, accepts or receives from others funds, securities or property for the purpose of trading in a commodity for future delivery on or subject to the rules of any contract market. The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which (i) will use commodity futures or commodity options contracts solely for bona fide hedging purposes (provided, however, that in the alternative, with respect to each long position in a commodity future or commodity option contract, an investment company may meet certain other tests set forth in Rule 4.5); (ii) will not enter into commodity futures and commodity options contracts for which the aggregate initial margin and premiums exceed 5% of its assets; (iii) will not be marketed to the public as a commodity pool or as a vehicle for investing in commodity interests; (iv) will disclose to its investors the purposes of and limitations on its commodity interest trading; and
(v) will submit to special calls of the CFTC for information. Any investment company desiring to claim this exclusion must file a notice of eligibility with both the CFTC and the National Futures Association. FAIF has made such notice filings with respect to those Funds which may invest in commodity futures or commodity options contracts.

                             INVESTMENT RESTRICTIONS

         In addition to the investment objectives and policies set forth in the Prospectus and under the caption "Additional Information Concerning Fund Investments" above, each of the Funds is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 6 below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund as defined in the 1940 Act, i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

         None of the Funds will:

         1. Concentrate its investments in a particular industry, except that each Fund with one or more industry concentrations implied by its name shall, in normal market conditions, concentrate in securities of issues within that industry or industries. For purposes of this limitation, the U.S. Government, and state or municipal governments and their political subdivisions are not considered members of any industry. Whether a Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.*

         2. Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         3. Purchase physical commodities or contracts relating to physical commodities.

         4. Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

         5. Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

         6. Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         The following restrictions are non-fundamental and may be changed by FAIF's Board of Directors without a shareholder vote:

         None of the Funds will:

         1. Invest more than 15% of its net assets in all forms of illiquid investments.

         2. Borrow money in an amount exceeding 10% of the borrowing Fund's total assets except that Strategic Income Fund may borrow up to one-third of its total assets and pledge up to 15% of its total assets to secure such borrowings. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. No Fund will make additional investments while its borrowings exceed 5% of total assets.

         3.       Make short sales of securities.

         4. Lend portfolio securities representing in excess of one-third of the value of its total assets.

-----------------------------------
* According to the present interpretation by the Securities and Exchange Commission, the Fund would be concentrated in an industry if more than 25% of its total assets, based on current market value at the time of purchase, were invested in that industry.

         The Board of Directors has adopted guidelines and procedures under which the Funds' investment advisor is to determine whether the following types of securities which may be held by certain Funds are "liquid" and to report to the Board concerning its determinations: (i) securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933; (ii) commercial paper issued in reliance on the "private placement" exemption from registration under
Section 4(2) of the Securities Act of 1933, whether or not it is eligible for resale pursuant to Rule 144A; (iii) interest-only and principal-only, inverse floaters and inverse interest-only securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and (iv) municipal leases and securities that represent interests in municipal leases.

         For determining compliance with its investment restriction relating to industry concentration, each Fund classifies asset-backed securities in its portfolio in separate industries based upon a combination of the industry of the issuer or sponsor and the type of collateral. The industry of the issuer or sponsor and the type of collateral will be determined by the Advisor. For example, an asset-backed security known as "Money Store 94-D A2" would be classified as follows: the issuer or sponsor of the security is The Money Store, a personal finance company, and the collateral underlying the security is automobile receivables. Therefore, the industry classification would be Personal Finance Companies -- Automobile. Similarly, an asset-backed security known as "Midlantic Automobile Grantor Trust 1992-1 B" would be classified as follows: the issuer or sponsor of the security is Midlantic National Bank, a banking organization, and the collateral underlying the security is automobile receivables. Therefore, the industry classification would be Banks -- Automobile. Thus, an issuer or sponsor may be included in more than one "industry" classification, as may a particular type of collateral.

                                   FUND NAMES

         With respect to any Fund that has adopted an investment strategy pursuant to Rule 35d-1 of the 1940 Act, whereby at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) must be invested in a strategy suggested by the Fund's name, a policy has been adopted by the Funds to provide shareholders with at least 60 days notice in the event of a planned change to the investment strategy. Such notice to shareholders will meet the requirements of Rule 35d-1(c).

                               PORTFOLIO TURNOVER

         Small Cap Core Fund, Small Cap Index Fund, Science & Technology Fund, and Technology Fund have each experienced significant increases in their rates of portfolio turnover over the two most recently completed fiscal years.

         o Small Cap Core Fund's portfolio turnover rate increased from 91% to 204%, respectively, for the fiscal periods ended October 31, 2000 and September 30, 2001. This variation is attributable primarily to the general volatility of small cap stocks over the past year. These factors have led to increased buying and selling opportunities for the Funds.

         o Small Cap Index Fund's portfolio turnover rate increased from 32% to 102%, respectively, for the fiscal periods ended October 31, 2000 and September 30, 2001. This variation is attributable primarily to the fact that the Fund changed the index to which it attempts to match its performance. Currently, the Fund's objective is to provide investment results that correspond to the performance of the Russell 2000 Index. Previously, the Fund attempted to replicate the performance of the S&P SmallCap 600 Index.

         o Science & Technology Fund's portfolio turnover rate increased from 85% to 146%, respectively, for the fiscal periods ended October 31, 2000 and September 30, 2001 and Technology Fund's portfolio turnover rate increased from 195% to 269%, respectively, for the fiscal years ended September 30, 2000 and September 30, 2001. For both Funds, this variation is attributable primarily to the volatility of the technology sector, especially prevalent during periods of economic recession.

                        DIRECTORS AND EXECUTIVE OFFICERS

         The directors and executive officers of FAIF are listed below, together with their business addresses and their principal occupations during the past five years. The Board of Directors is generally responsible for the overall operation and management of FAIF. Directors who are "interested persons" (as that term is defined in the 1940 Act) of FAIF are identified with an asterisk.

DIRECTORS

         Robert J. Dayton, 5140 Wells Fargo Center, Minneapolis, Minnesota 55402: Director of FAF since December 1994, of FAIF since September 1994, of FASF since June 1996, and of FAIP since August 1999; Retired Chief Executive Officer, Okabena Company, a private family financial services office; Chairman, Okabena Company Board (1989-present); Chief Executive Officer, Okabena Company (1993-June 2001). Age: 59.

         Roger A. Gibson, 1020 15th Street, Suite 41A, Denver, Colorado 80202:
Director of FAF, FAIF and FASF since October 1997, and of FAIP since August 1999; Vice President and Chief Operating Officer, United Airlines World Wide Cargo Operations, since July 2001; Vice President, North America-Mountain Region for United Airlines (1995-2001). Age: 55.

         Andrew M. Hunter III, 537 Harrington Road, Wayzata, Minnesota 55391:
Director of FAIF, FAF and FASF since January 1997, and of FAIP since August 1999; Chairman, Hunter, Keith Industries, a diversified manufacturing and services management company, since 1975. Age: 54.

         Leonard W. Kedrowski, 16 Dellwood Avenue, Dellwood, Minnesota 55110:
Director of FAF and FAIF since November 1993, of FASF since July 1996, and of FAIP since August 1999; Owner, Executive and Management Consulting, Inc., a management consulting firm, since 1992; Chief Executive Officer, Creative Promotions International, LLC, a promotional award programs and products company, since 1999; Board member, GC McGuiggan Corporation (DBA Smyth Companies), manufacturer of designer doors; acted as CEO of Graphics Unlimited from 1996-1998. Age: 60.

         * John M. Murphy, Jr., 601 Second Avenue South, Minneapolis, Minnesota 55402: Director of FAIF, FAF and FASF since June 1999, and of FAIP since August 1999; Chairman and Chief Investment Officer, First American Asset Management and U.S. Bank Trust, N.A., and Executive Vice President, U.S. Bancorp (1991-1999); Executive Vice President, U.S. Bancorp since January 1999; Chairman Minnesota - U.S. Bancorp since 2000. Age: 60.

         Richard K. Riederer, 741 Chestnut Road, Sewickley, Pennsylvania 15143:
Director of FAF, FAIF, FASF and FAIP since August 2001; Retired; President and Chief Executive Officer, Weirton Steel (1995-2001); Director, Weirton Steel (1993-2001); Executive Vice President and Chief Financial Officer, Weirton Steel, (1994-1995); Vice President of Finance and Chief Financial Officer, Weirton Steel (1989-1994). Age: 57.

         Joseph D. Strauss, 8525 Edinbrook Crossing, Suite 5, Brooklyn Park, Minnesota 55443: Director of FAF since 1984, of FAIF since April 1991, of FASF since June 1996, and of FAIP since August 1999; Chairman of FAF's and FAIF's Boards from 1993 to September 1997 and of FASF's Board from June 1996 to September 1997; President of FAF and FAIF from June 1989 to November 1989; Owner and Executive Officer, ExcensusTM LLC, a consulting firm, since 2001; Owner and President, Strauss Management Company, since 1993; Owner, Chairman and Chief Executive Officer, Community Resource Partnerships, Inc., a strategic planning, operations management, government relations, transportation planning and public relations organization, since 1993; attorney at law. Age: 61.

         Virginia L. Stringer, 712 Linwood Avenue, St. Paul, Minnesota 55105:
Chair of FAIF's, FAF's and FASF's Boards since September 1997, and of FAIP's Board since 1999; Director of FAIF since August 1987, of FAF since April 1991, of FASF since June 1996, and of FAIP since August 1999; Owner and President, Strategic Management Resources, Inc., since 1993; Executive Consultant for State Farm Insurance Company since 1997; formerly President and Director, The Inventure Group, a management consulting and training company; President, Scott's, Inc., a transportation company, and Vice President of Human Resources, The Pillsbury Company. Age: 57.

         James M. Wade, 2802 Wind Bluff Circle, Wilmington, North Carolina 28409: Director of FAIF, FAF, FASF and FAIP since August 2001; Owner and President, Jim Wade Homes, a homebuilding company, since 1999; Vice President and Chief Financial Officer, Johnson Controls, Inc., a controls manufacturing company (1987-1991). Age: 58.

EXECUTIVE OFFICERS

         Thomas S. Schreier, Jr., U.S. Bancorp Asset Management, Inc., 800 Nicollet Mall, Minneapolis, Minnesota 55402; President of FAIF, FAF, FASF, and FAIP since February 28, 2001; Chief Executive Officer of U.S. Bancorp Asset Management, Inc. since May 2001; Chief Executive Officer of First American Asset Management from December 2000 through May 2001 and of Firstar Investment & Research Management Company from February 2001 through May 2001; Senior Managing Director and Head of Equity Research of U.S. Bancorp Piper Jaffray through December 2000; Senior Airline Analyst and Director of Equity Research of Credit Suisse First Boston through 1998. Age: 39.

         Mark S. Jordahl, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402; Vice President - Investments, FAIF, FAF, FASF and FAIP since September 19, 2001; Chief Investment Officer of U.S. Bancorp Asset Management, Inc. since September 2001; President and Chief Investment Officer, ING Investment Management - Americas (September 2000 to present); Senior Vice President and Chief Investment Officer, ReliaStar Financial Corp. (January 1998 to September 2000); Executive Vice President and Managing Director, Washington Square Advisers (January 1996 to December 1997); Senior Vice President, Private Placements, Washington Square Capital, Inc. (January 1992 to January 1996). Age:
41.

         Peter O. Torvik, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402; Vice President - Marketing of FAIF, FAF, FASF and FAIP since September 20, 2000; Executive Vice President of U.S. Bancorp Asset Management since May 2001; Executive Vice President of First American Asset Management from February 2001 through May 2001; President and partner of DPG Group, a Florida-based partnership engaged in affinity marketing through 2000.
Age: 47.

         Jeffery M. Wilson, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402; Vice President - Administration of FAIF, FAF, FASF and FAIP since March 11, 2000; Senior Vice President of U.S. Bancorp Asset Management since May 2001; Senior Vice President of First American Asset Management through May 2001. Age: 45.

         Robert H. Nelson, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402; Treasurer of FAIF, FAF, FASF and FAIP since March 11, 2000; Senior Vice President of U.S. Bancorp Asset Management since May 2001; Senior Vice President of First American Asset Management from 1998 through May 2001 and of Firstar Investment & Research Management Company from February 2001 through May 2001; Senior Vice President of Piper Capital Management Inc. through 1998. Age: 38.

         James L. Chosy, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402; Secretary of FAIF, FAF, FASF and FAIP since February 2001; Associate General Counsel of U.S. Bancorp since 1996. Age: 38.

         Michael J. Radmer, 50 South Sixth Street, Suite 1500, Minneapolis, Minnesota 55402; Assistant Secretary of FAIF, FAF, FASF and FAIP since March 2000; Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm and general counsel of FAIF, FAF and FASF. Age: 56.

         James D. Alt, 50 South Sixth Street, Suite 1500, Minneapolis, Minnesota 55402; Assistant Secretary of FAF, FAIF and FASF since September 1998, and of FAIP since September 1999; Partner, Dorsey & Whitney LLP, a Minneapolis- based law firm. Age: 50.

         Kathleen L. Prudhomme, 50 South Sixth Street, Suite 1500, Minneapolis, Minnesota 55402; Assistant Secretary of FAF, FAIF and FASF since September 1998, and of FAIP since September 1999; Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm. Age: 48.

         Douglas G. Hess, 612 E. Michigan Street, Milwaukee, WI 53202; Assistant Secretary for FAIF, FAF, FASF and FAIP since September 19, 2001; Assistant Vice President, Fund Compliance Administrator, U.S. Bancorp Fund Services, LLC (FKA Firstar Mutual Fund Services, LLC) since March 1997. Age: 34.

COMPENSATION

         The First American Family of Funds, which includes FAIF, FAF, FASF, FAIP and the FACEF, currently pays only to directors of the funds who are not paid employees or affiliates of the funds, a fee of $27,000 per year ($40,500 in the case of the Chair) plus $4,000 ($6,000 in the case of the Chair) per meeting of the Board attended and $1,200 per committee meeting attended ($1,800 in the case of a committee chair) and reimburses travel expenses of directors and officers to attend Board meetings. In the event of telephonic Board or committee meetings, each director receives a fee of $500 per Board or committee meeting ($750 in the case of the Chair or committee chair). In addition, directors may receive a per diem fee of $1,500 per day, plus travel expenses when directors travel out of town on Fund business. However, directors do not receive the $1,500 per diem amount plus the foregoing Board or committee fee for an out-of-town committee or Board meeting but instead receive the greater of the total per diem fee or meeting fee. Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which Michael J. Radmer, James D. Alt, and Kathleen L. Prudhomme, Assistant Secretaries of FAIF, FAF, FASF, FAIP and FACEF, are partners. The following table sets forth information concerning aggregate compensation paid to each director of FAIF (i) by FAIF (column 2), and (ii) by FAIF, FAF, FASF, FAIP and FACEF collectively (column 5) during the fiscal year ended September 30, 2001. No executive officer or affiliated person of FAIF received any compensation from FAIF in excess of $60,000 during such fiscal year:

            (1)                         (2)               (3)              (4)                 (5)
 NAME OF PERSON, POSITION            AGGREGATE        PENSION OR    ESTIMATED ANNUAL   TOTAL COMPENSATION
                                   COMPENSATION       RETIREMENT      BENEFITS UPON    FROM REGISTRANT AND
                                FROM REGISTRANT(1) BENEFITS ACCRUED    RETIREMENT       FUND COMPLEX PAID
                                                    AS PART OF FUND                     TO DIRECTORS(2)
                                                       EXPENSES

Robert J. Dayton, Director         $23,146               -0-              -0-             $63,600
Andrew S. Duff, Director (3, 4, 5)     N/A               N/A              N/A                 N/A
Roger A. Gibson, Director           20,713               -0-              -0-              60,600
Andrew M. Hunter III, Director      20,953               -0-              -0-              65,550
Leonard W. Kedrowski, Director      24,725               -0-              -0-              76,150
Robert L. Spies, Director (3)       23,352               -0-              -0-              66,350
John M. Murphy, Jr., Director (4)      N/A               N/A              N/A                 N/A
Richard K. Riederer, Director (3)    2,821               -0-              -0-               7,750
Joseph D. Strauss, Director         27,448               -0-              -0-              77,300
Virginia L. Stringer, Director      30,430               -0-              -0-              92,300
James M. Wade, Director (3)          3,002               -0-              -0-               8,250

----------------------------
(1) Included in the Aggregate Compensation From Registrant under column 2 are amounts deferred by Directors pursuant to the Deferred Compensation Plan discussed below. Pursuant to this Plan, compensation was deferred for the following directors: Roger A. Gibson, $9,685.24; Andrew M. Hunter III, $20,953; Leonard W. Kedrowski, $21,568; Robert L. Spies, $5,738; Joseph D. Strauss, $4,942; and Virginia L. Stringer, $22,815.

(2) Deferred compensation is included in the Total Compensation under column 5 for the following directors: Roger A. Gibson, $30,300; Andrew
         M. Hunter III, $65,550; Leonard W. Kedrowski, $67,475; Robert L. Spies, $17,950; Joseph D. Strauss, $15,460; and Virginia L. Stringer, $71,375.

(3) Robert L. Spies did not stand for re-election at the August 30, 2001 shareholder meeting. At that same meeting, Andrew S. Duff, Richard K. Riederer and James M. Wade were elected to the Board of Directors.

(4) As "interested persons," Andrew S. Duff and John M. Murphy do not receive compensation from FAIF, FAF, FASF, FAIP or FACEF for their position on the Board of Directors.

(5)      Andrew S. Duff resigned from the Board of Directors on December 5,
         2001.

         The directors may elect to defer payment of up to 100% of the fees they receive in accordance with a Deferred Compensation Plan (the "Plan"). Under the Plan, a director may elect to have his or her deferred fees treated as if they had been invested in the shares of one or more funds and the amount paid to the director under the Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. Deferral of director fees in accordance with the Plan will have a negligible impact on fund assets and liabilities and will not obligate the funds to retain any director or pay any particular level of compensation.

                                 CODE OF ETHICS

         First American Investment Funds, Inc., U.S. Bancorp Asset Management, Inc., Marvin & Palmer Associates, Inc., Federated Global Investment Management Corp., Clay Finlay Inc. and Quasar Distributors, LLC have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. These Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission.

              INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUNDS

INVESTMENT ADVISOR

         U.S. Bancorp Asset Management, Inc. (the "Advisor") (FKA U.S. Bancorp Piper Jaffray Asset Management, Inc.), 800 Nicollet Mall, Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Funds. The Advisor is a wholly owned subsidiary of U.S. Bank, 800 Nicollet Mall, Minneapolis, Minnesota 55402, a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. U.S. Bank is, in turn, a subsidiary of U.S. Bancorp, 800 Nicollet Mall, Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota that primarily serves the Midwestern, Rocky Mountain and Northwestern states. U.S. Bancorp operates four banks and eleven trust companies with banking offices in twenty-four contiguous states. U.S. Bancorp also has various other subsidiaries engaged in financial services. At September 30, 2001, U.S. Bancorp and its consolidated subsidiaries had consolidated assets of approximately $167.8 billion, consolidated deposits of $103.8 billion and shareholders' equity of $16.8 billion.

         Pursuant to an Investment Advisory Agreement dated April 2, 1991 (the "Advisory Agreement") as amended, the Funds engaged U.S. Bank, through its First American Asset Management division ("FAAM"), to act as investment Advisor for and to manage the investment of the Funds' assets. The Advisory Agreement was assigned to the Advisor on May 2, 2001. The monthly fees paid to the Advisor are calculated on an annual basis based on the Fund's average daily net assets (before any waivers), as set forth in the table below:

                                                   GROSS ADVISORY FEE EFFECTIVE         GROSS ADVISORY FEE PRIOR TO
NAME OF FUND                                              OCTOBER 1, 2001                     OCTOBER 1, 2001

Balanced Fund                                                  0.65%                                0.65%
Capital Growth Fund                                            0.65                                 0.65
Equity Income Fund                                             0.65                                 0.70
Growth & Income Fund                                           0.65                                 0.65
Large Cap Core Fund                                            0.65                                 0.65
Large Cap Growth Fund                                          0.65                                 0.70
Large Cap Value Fund                                           0.65                                 0.70
Relative Value Fund                                            0.65                                 0.65
Equity Index Fund                                              0.25                                 0.70
Mid Cap Index Fund                                             0.25                                 0.70
Small Cap Index Fund                                           0.40                                 0.40
Micro Cap Fund                                                 1.40                                 1.40
Mid Cap Core Fund                                              0.70                                 0.70
Mid Cap Growth Fund                                            0.70                                 0.70
Mid Cap Value Fund                                             0.70                                 0.70
Small Cap Core Fund                                            0.70                                 0.70
Small Cap Growth Fund                                          0.70                                 0.70
Small Cap Value Fund                                           0.70                                 0.70
Emerging Markets Fund                                          1.15                                 0.70






                                       40

International Fund                                             1.10                                 1.10
Health Sciences Fund                                           0.70                                 0.70
Real Estate Securities Fund                                    0.70                                 0.70
Science & Technology Fund                                      0.70                                 0.70
Technology Fund                                                0.70                                 0.70
Bond IMMDEX Fund                                               0.30                                 0.30
Corporate Bond Fund                                            0.70                                 0.70
Fixed Income Fund                                              0.50                                 0.70
High Yield Bond Fund                                           0.70                                 0.70
Intermediate Term Bond Fund                                    0.50                                 0.50
Short Term Bond Fund                                           0.50                                 0.70
Strategic Income Fund                                          0.70                                 0.70
U.S. Government Securities Fund                                0.50                                 0.50
Arizona Tax Free Fund                                          0.50                                 0.70
California Intermediate Tax Free Fund                          0.50                                 0.70
California Tax Free Fund                                       0.50                                 0.70
Colorado Intermediate Tax Free Fund                            0.50                                 0.70
Colorado Tax Free Fund                                         0.50                                 0.70
Intermediate Tax Free Fund                                     0.50                                 0.70
Minnesota Intermediate Tax Free Fund                           0.50                                 0.70
Minnesota Tax Free Fund                                        0.50                                 0.70
Missouri Tax Free Fund                                         0.50                                 0.50
Nebraska Tax Free Fund                                         0.50                                 0.70
Oregon Intermediate Tax Free Fund                              0.50                                 0.70
Tax Free Fund                                                  0.50                                 0.50

         On February 8, 2001, Firstar Investment Research & Management Co., a Wisconsin limited liability company ("FIRMCO"), became affiliated with FAAM when its parent corporation, Firstar Corporation merged with U.S. Bancorp. On May 2, 2001, FAAM and FIRMCO combined operations to form the Advisor, and assigned to the Advisor all related advisory agreements. Prior to May 2, 2001, the Equity Funds (except for Capital Growth Fund, Growth & Income Fund, Large Cap Core Fund, Relative Value Fund, Mid Cap Index Fund, Small Cap Index Fund, Micro Cap Fund, Mid Cap Core Fund, Small Cap Core Fund and Science & Technology Fund), the Bond Funds (except Bond IMMDEX Fund and U.S. Government Securities Fund), and the Tax Free Funds (except Missouri Tax Free Fund), were advised by, and paid fees to, FAAM. Prior to May 2, 2001, Mid Cap Index Fund (successor by merger to Firstar MidCap Index Fund), Small Cap Index Fund (successor by merger to Firstar Small Cap Index Fund), Science & Technology Fund (successor by merger to Firstar Science & Technology Fund), International Fund (successor by merger to Firstar International Growth Fund), Micro Cap Fund (successor by merger to Firstar MicroCap Fund), Mid Cap Core Fund (successor by merger to Firstar MidCap Core Equity Fund), Small Cap Core Fund (successor by merger to Firstar Small Cap Core Equity Fund), Capital Growth Fund (successor by merger to Firstar Large Cap Growth Fund), Relative Value Fund (successor by merger to Firstar Relative Value
Fund), Large Cap Core Fund (successor by merger to Firstar Large Cap Core Equity
Fund), Growth & Income Fund (successor by merger to Firstar Growth & Income
Fund), Bond IMMDEX Fund (successor by merger to Firstar Bond IMMDEX Fund), U.S. Government Securities Fund (successor by merger to Firstar U.S. Government Securities Fund), and Missouri Tax Free Fund (successor by merger to Firstar Missouri Tax Exempt Bond Fund), were advised by, and paid fees to, FIRMCO.

         On November 27, 2000, the Firstar U.S. Government Securities Fund, International Growth Fund, and Small Cap Core Equity Fund became the successors by merger to the Mercantile U.S. Government Securities Portfolio, International Equity Portfolio and Small Cap Equity Portfolio, respectively. On December 11, 2000, the Firstar Missouri Tax Exempt Bond Fund and Small Cap Index Fund became the successors by merger to the Mercantile Missouri Tax-Exempt Bond Portfolio and Small Cap Equity Index Portfolio, respectively. Prior to March 1, 2000, investment advisory services for the Mercantile Funds were provided by Mississippi Valley Advisors, Inc. ("MVA"), an indirect wholly-owned subsidiary of Mercantile Bancorporation, Inc.

         On December 11, 2000, the Firstar Science & Technology Fund, Large Cap Growth Fund, and Relative Value Fund became the sucessors by merger to the Firstar Stellar Science & Technology Fund, Growth Equity Fund, and Relative Value Fund, respectively. Prior to April 1, 2000, investment advisory services for the Firstar Stellar Funds were provided by the Capital Management Division of Firstar Bank National Association ("Capital Management"), a subsidiary of Firstar Corporation.

         The Advisory Agreement requires the Advisor to arrange, if requested by FAIF, for officers or employees of the Advisor to serve without compensation from the Funds as directors, officers, or employees of FAIF if duly elected to such positions by the shareholders or directors of FAIF. The Advisor has the authority and responsibility to make and execute investment decisions for the Funds within the framework of the Funds' investment policies, subject to review by the Board of Directors of FAIF. The Advisor is also responsible for monitoring the performance of the various organizations providing services to the Funds, including the Funds' distributor, shareholder services agent, custodian, and accounting agent, and for periodically reporting to FAIF's Board of Directors on the performance of such organizations. The Advisor will, at its own expense, furnish the Funds with the necessary personnel, office facilities, and equipment to service the Funds' investments and to discharge its duties as investment advisor of the Funds.

         In addition to the investment advisory fee, each Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAIF may have an obligation to indemnify its directors and officers with respect to such litigation. The Advisor will be liable to the Funds under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the Advisor in accordance with the explicit direction of the Board of Directors or the investment objectives and policies of the Funds. The Advisor has agreed to indemnify the Funds with respect to any loss, liability, judgment, cost or penalty that a Fund may suffer due to a breach of the Advisory Agreement by the Advisor.

         The Advisor has agreed to a contractual fee waiver for each of the Funds through September 30, 2002. This waiver is set forth in the Funds' Prospectuses. Additionally, the Advisor may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Advisor also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

         The following table sets forth the contractual fee caps to which the Advisor has agreed through September 30, 2002 for each of the Funds' share classes. These expense limits on the annual operating expenses of the share classes within each Fund may be terminated at any time after September 30, 2002 upon prior notice to FAIF's Board of Directors.

                                                 CONTRACTUAL FEE CAPS, OCTOBER 1, 2001 - SEPTEMBER 30, 2002

                                           CLASS A        CLASS B         CLASS C         CLASS S         CLASS Y
Balanced Fund                                1.05%          1.80%           1.80%           1.05%           0.80%
Capital Growth Fund                          1.15           1.90            1.90            1.15            0.90
Equity Income Fund                           1.15           1.90            1.90            1.15            0.90
Growth & Income Fund                         1.15           1.90            1.90            1.15            0.90
Large Cap Core Fund                          1.15           1.90            1.90            1.15            0.90
Large Cap Growth Fund                        1.15           1.90            1.90            1.15            0.90
Large Cap Value Fund                         1.15           1.90            1.90            1.15            0.90
Relative Value Fund                          1.15           1.90            1.90            1.15            0.90
Equity Index Fund                            0.62           1.37            1.37            0.62            0.37
Mid Cap Index Fund                           0.75           1.50            1.50            0.75            0.50
Small Cap Index Fund                         0.93           1.68            1.68            0.93            0.68
Micro Cap Fund                               1.93           2.68            2.68            1.93            1.68
Mid Cap Core Fund                            1.20           1.95            1.95            1.20            0.95
Mid Cap Growth Fund                          1.20           1.95            1.95            1.20            0.95
Mid Cap Value Fund                           1.20           1.95            1.95            1.20            0.95
Small Cap Core                               1.21           1.96            1.96            1.21            0.96
Small Cap Growth Fund                        1.23           1.98            1.98            1.23            0.98
Small Cap Value Fund                         1.23           1.98            1.98            1.23            0.98
Emerging Markets Fund                        1.70           2.45            2.45            1.70            1.45
International Fund                           1.60           2.35            2.35            1.60            1.35
Health Sciences Fund                         1.23           1.98            1.98            1.23            0.98
Real Estate Securities Fund                  1.23           1.98            1.98            1.23            0.98
Science & Technology Fund                    1.23           1.98            1.98            1.23            0.98
Technology Fund                              1.23           1.98            1.98            1.23            0.98
Bond IMMDEX Fund                             0.73           1.48            1.48            0.73            0.48
Corporate Bond Fund                          1.00           1.75            1.75            1.00            0.75
Fixed Income Fund                            0.95           1.70            1.70            0.95            0.70
High Yield Bond Fund                         1.23           1.98            1.98            1.23            0.98





                                       42

Intermediate Term Bond Fund                  0.75            NA              NA             0.75            0.60
Short Term Bond Fund                         0.75            NA              NA             0.75            0.60
Strategic Income Fund                        1.20           1.95            1.95            1.20            0.95
U.S. Government Securities Fund              0.95           1.70            1.70            0.95            0.70
Arizona Tax Free Fund                        0.75            NA             1.15             NA             0.50
California Intermediate Tax Free Fund        0.85            NA              NA              NA             0.70
California Tax Free Fund                     0.75            NA             1.15             NA             0.50
Colorado Intermediate Tax Free Fund          0.85            NA              NA              NA             0.70
Colorado Tax Free Fund                       0.75            NA             1.15             NA             0.50
Intermediate Tax Free Fund                   0.85            NA              NA              NA             0.70
Minnesota Intermediate Tax Free Fund         0.85            NA              NA              NA             0.70
Minnesota Tax Free Fund                      0.95            NA             1.35             NA             0.70
Missouri Tax Free Fund                       0.95            NA             1.35             NA             0.70
Nebraska Tax Free Fund                       0.75            NA             1.15             NA             0.50
Oregon Intermediate Tax Free Fund            0.85            NA              NA              NA             0.70
Tax Free Fund                                0.95            NA             1.35             NA             0.70


         The following table sets forth total advisory fees before waivers and after waivers for each of the Funds for the fiscal years/periods ended September 30, 1999, September 30, 2000 and September 30, 2001 (unless a different fiscal year/period is indicated in note (1) below):

                                   FISCAL YEAR/PERIOD ENDED      FISCAL YEAR/PERIOD ENDED     FISCAL YEAR/PERIOD ENDED
                                     SEPTEMBER 30, 1999(1)         SEPTEMBER 30, 2000(1)         SEPTEMBER 30, 2001

                                ADVISORY FEE   ADVISORY FEE    ADVISORY FEE   ADVISORY FEE  ADVISORY FEE  ADVISORY FEE
                               BEFORE WAIVERS  AFTER WAIVERS  BEFORE WAIVERS AFTER WAIVERS BEFORE WAIVERS AFTER WAIVERS

Balanced Fund(2)                 $1,952,603     $1,796,430     $1,879,282     $1,734,918      $1,873,731    $1,707,103
Capital Growth Fund(2)            1,781,768      1,781,768      2,271,505      2,271,505       2,261,044     1,957,638
Equity Income Fund                2,834,648      2,308,494      2,354,420      1,874,263       2,084,988     1,626,650
Growth & Income Fund              5,586,780      5,581,009      5,335,470      5,294,525       5,763,080     5,542,266
Large Cap Core Fund               2,381,414      2,378,404      2,835,795      2,813,264       2,898,939     2,730,259
Large Cap Growth Fund             6,862,041      6,000,262      8,886,280      7,813,499       6,988,876     6,064,258
Large Cap Value Fund             11,515,418      9,940,990     10,257,162      8,700,104       9,205,397     7,908,712
Relative Value Fund(2)            3,788,262      3,788,262      3,692,344      3,692,344       3,331,527     3,283,965
Equity Index Fund                10,005,115      2,309,440     11,687,402      2,720,425      10,651,265     2,490,967
Mid Cap Index Fund                        *              *        247,864         97,159         448,266       379,218
Small Cap Index Fund(3, 7)           97,603         74,849        262,983        262,983         282,842       269,425
Mid Cap Core Fund                 4,218,565      4,187,456      3,762,856      3,681,552       3,812,758     3,697,178
Mid Cap Growth Fund               2,483,590      2,244,808      3,912,054      3,780,104       3,312,806     3,124,381
Mid Cap Value Fund                2,891,610      2,750,842      2,068,403      1,950,974       2,361,812     2,353,406
Small Cap Core Fund(3)              942,833        942,833      1,032,417      1,032,417       2,336,093     2,247,159
Small Cap Growth Fund             1,575,724      1,546,633      3,333,951      3,333,468       3,298,995     3,298,995
Small Cap Value Fund              2,549,308      2,528,873      2,857,406      2,768,459       3,595,223     3,583,356
Emerging Markets Fund               429,305        330,597        787,463        668,908         692,097       572,448
International Fund(3)               785,618        784,585      1,227,755      1,159,402       1,688,229     1,483,313
Health Sciences Fund                131,449        103,060        146,307         85,262         233,301       144,241
Real Estate Securities Fund         445,053        364,865        376,470        275,661         449,460       312,183
Science & Technology Fund(2, 8)      67,931         67,931        899,433        899,433         744,490       574,261
Technology Fund                   1,253,307      1,228,286      4,307,127      4,301,127       2,215,012     2,025,879
Bond IMMDEX Fund                  1,578,420      1,577,620      1,592,702      1,578,650       1,847,907     1,670,581
Corporate Bond Fund(4)                    *              *        297,420         89,400         710,544       266,580
Fixed Income Fund                 9,864,222      7,188,015      9,724,384      7,109,545       9,467,284     7,049,515
High Yield Bond Fund (6)                  *              *              *              *           6,319         3,872
Intermediate Term Bond Fund(2)    1,586,952      1,165,094      1,943,772      1,443,332       2,339,758     1,850,869
Short Term Bond Fund              1,046,735        637,281      1,132,777        335,843       1,268,971       269,988
Strategic Income Fund             1,142,576      1,086,065      1,706,086      1,673,605       1,593,338     1,555,914
U.S. Government Securities Fund(3)  479,599        479,599        272,596        272,596       1,082,701       823,696
Arizona Tax Free Fund(4)                  *              *         40,166             --         132,167            --
California Intermediate Tax
   Free Fund                        287,232        198,408        305,743        205,673         324,629       205,184
California Tax Free Fund(4)               *              *         37,816             --         184,428            --
Colorado Intermediate Tax
   Free Fund                        447,143        321,469        413,509        232,673         387,657       174,235
Colorado Tax Free Fund(4)                 *              *         38,773             --         140,831            --
Intermediate Tax Free Fund        3,296,007      2,509,362      2,831,496      2,149,546       2,520,600     1,895,567
Minnesota Intermediate Tax
   Free Fund                      2,219,324      1,681,218      1,884,664      1,415,791       1,813,242     1,348,943
Minnesota Tax Free Fund             906,461        626,135        926,645        624,518       1,073,107       719,891
Missouri Tax Free Fund(3)           586,025        586,025        578,126        578,126         635,857       564,562





                                       43

Nebraska Tax Free Fund (5)                *             *               *              *          94,020            --
Oregon Intermediate Tax
   Free Fund                      1,324,741      1,004,343      1,215,544        905,584       1,116,830       815,653
Tax Free Fund(3)                  2,017,683      2,017,683      1,365,130      1,365,130       2,053,898     2,053,898
Micro Cap Fund                    1,942,576      1,941,648      5,060,648      5,060,648       4,793,689     4,620,581


-------------------------------------
* Fund was not in operation during this fiscal year/period.

(1) Information for the predecessor funds of Mid Cap Index Fund, Micro Cap Fund, Mid Cap Core Fund, Large Cap Core Fund, Growth & Income Fund, Bond IMMDEX Fund, Intermediate Term Bond, and Balanced Fund is for the fiscal years/periods ended October 31, 1999 and 2000. Information for the predecessor funds of U.S. Government Securities Fund, Missouri Tax Free Fund, Tax Free Fund, Relative Value Fund, Capital Growth Fund, International Fund, Small Cap Index Fund, Small Cap Core Fund, and Science & Technology Fund is for the fiscal years/periods ended October 31, 2000 and November 30, 1999. Information includes fees paid by the predecessor funds to FIRMCO, MVA, and Capital Management.
(2) Investment advisory services prior to May 2, 2001, were provided by FIRMCO. Investment advisory services prior to April 1, 2000 were provided by Capital Management.
(3) Investment advisory services prior to May 2, 2001, were provided by FIRMCO. Investment advisory services prior to March 1, 2000 were provided by MVA.
(4)      Commenced operations on February 1, 2000.
(5)      Commenced operations on February 28, 2001.
(6)      Commenced operations on August 30, 2001.
(7)      Commenced operations on December 30, 1998.
(8)      Commenced operations on August 9, 1999.


SUB-ADVISORS FOR EMERGING MARKETS FUND, INTERNATIONAL FUND AND STRATEGIC INCOME FUND

         Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300, Wilmington, Delaware 19801 ("Marvin & Palmer") is sub-advisor for Emerging Markets Fund under an agreement with the Advisor (the "Marvin & Palmer Sub-Advisory Agreement"). David F. Marvin and Stanley Palmer founded Marvin & Palmer, a privately held company, in 1986. Marvin & Palmer is engaged in the management of global, non-United States, United States and emerging markets equity portfolios principally for institutional accounts. As of September 30, 2001, Marvin & Palmer managed a total of approximately, $6.6 billion in investments. Pursuant to the Marvin & Palmer Sub-Advisory Agreement, Marvin & Palmer is responsible for the investment and reinvestment of Emerging Markets Fund's assets and the placement of brokerage transactions in connection therewith. Under the Marvin & Palmer Sub-Advisory Agreement, Marvin & Palmer is required, among other things, to report to the Advisor or the Board regularly at such times and in such detail as the Advisor or the Board may from time to time request in order to permit the Advisor and the Board to determine the adherence of Emerging Markets Fund to their respective investment objectives, policies and restrictions. The Marvin & Palmer Sub-Advisory Agreement also requires Marvin & Palmer to provide all office space, personnel and facilities necessary and incident to Marvin & Palmer's performance of its services under the Marvin & Palmer Sub-Advisory Agreement.

         For its services to Emerging Markets Fund under the Marvin & Palmer Sub-Advisory Agreement, Marvin & Palmer is paid a monthly fee by the Advisor calculated on an annual basis equal to 0.85% of the first $100 million of Emerging Markets Fund's average daily net assets, 0.60% of Emerging Markets Fund's average daily net assets in excess of $100 million up to $300 million, 0.55% of Emerging Markets Fund's average daily net assets in excess of $300 million up to $500 million, and 0.50% of Emerging Markets Fund's average daily net assets in excess of $500 million.

         The following table sets forth total sub-advisory fees before waivers and after waivers for the Emerging Markets Fund for the fiscal years ended September 30, 1999, September 30, 2000 and September 30, 2001:

                                       FISCAL YEAR ENDED             FISCAL YEAR ENDED            FISCAL YEAR ENDED
                                      SEPTEMBER 30, 1999            SEPTEMBER 30, 2000           SEPTEMBER 30, 2001

                              ADVISORY FEE   ADVISORY FEE   ADVISORY FEE    ADVISORY FEE   ADVISORY FEE   ADVISORY FEE
                             BEFORE WAIVERS  AFTER WAIVERS BEFORE WAIVERS   AFTER WAIVERS BEFORE WAIVERS  AFTER WAIVERS

Emerging Markets Fund              NA             NA             NA              NA          $471,594       $471,594


         Clay Finlay Inc. ("Clay Finlay"), 200 Park Avenue, New York, New York, 10166, is the sub-advisor to the International Fund under an agreement with the Advisor (the "Clay Finlay Sub Advisory Agreement"), and is responsible for the investment and reinvestment of the fund's assets and the placement of brokerage transaction for the fund. Clay Finlay has been retained by the fund's investment advisor and is paid a portion of the advisory fee. Clay Finlay, an international equity investment management firm, headquartered in New York, was founded in 1982, and has a network of offices in London, Geneva, Melbourne and Tokyo. International equity investment management has always been Clay Finlay's only business. Clay Finlay offers a full range of Global, International (Diversified and Concentrated) and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan and Global Emerging Markets) equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc. Old Mutual is a publicly owned international financial services group listed on the London Stock Exchange. As of September 30, 2001, Clay Finlay had $4.6 billion in assets under management.

         For its services to International Fund under the Clay Finlay Sub-Advisory Agreement, Clay Finlay is paid a monthly fee by the Advisor calculated on an annual basis equal to 0.25% of the first $500 million of International Fund's average daily net assets, 0.10% of International Fund's average daily net assets in excess of $500 million.

         Prior to May 2, 2001, Clay Finlay was the sub-advisor to the Firstar International Growth Fund (predecessor to the First American International Fund) under an agreement with FIRMCO. For the services provided and expenses assumed pursuant to its sub-advisory agreement with FIRMCO, Clay Finlay received a fee from FIRMCO, computed daily and payable monthly, at the annual rate of 0.75% of the first $50 million of the International Growth Fund's average daily net assets, plus 0.50% of the next $50 million of average daily net assets, plus 0.25% of average daily net assets in excess of $100 million. Clay Finlay was responsible for all expenses incurred by it in connection with its services under the sub-advisory agreement. On November 27, 2000, the Firstar Core International Equity Fund and the predecessor Mercantile International Equity Portfolio reorganized into the Firstar International Growth Fund. Prior to November 27, 2000, the Glenmede Trust Company served as sub-advisor to the Firstar Core International Equity Fund

         The following table sets forth total sub-advisory fees before waivers and after waivers for the International Fund for the fiscal years/periods ended November 30, 1999, October 31, 2000, and September 30, 2001:

                                   FISCAL YEAR/PERIOD ENDED      FISCAL YEAR/PERIOD ENDED     FISCAL YEAR/PERIOD ENDED
                                       NOVEMBER 30, 1999             OCTOBER 31, 2000            SEPTEMBER 30, 2001

                              ADVISORY FEE   ADVISORY FEE   ADVISORY FEE    ADVISORY FEE   ADVISORY FEE   ADVISORY FEE
                             BEFORE WAIVERS  AFTER WAIVERS BEFORE WAIVERS   AFTER WAIVERS BEFORE WAIVERS  AFTER WAIVERS

International Fund(1)            $526,364       $526,364        $659,914      $659,914     $3,129,697      $3,129,697


-------------------------------
(1) On September 24, 2001, the International Fund merged with the Firstar International Growth Fund. Historical information presented is for the Firstar International Growth Fund.

         Federated Global Investment Management Corp., 175 Water Street, New York, New York 10038-4965 ("Federated Global"), a subsidiary of Federated Investors, Inc. ("Federated"), is a sub-advisor for Strategic Income Fund under an agreement with the Advisor (the "Federated Sub-Advisory Agreement"). Federated Global, which is a Delaware corporation, is a registered investment advisor under the Investment Adviser's Act of 1940. As of September 30, 2001, Federated Global, and such other subsidiaries of Federated rendered investment advice regarding over $125 billion of assets. Pursuant to the Federated Sub-Advisory Agreement, Federated Global is responsible for the investment of the international portion of Strategic Income Fund's assets. Under the Federated Sub-Advisory Agreement, Federated Global is required, among other things, to report to the Advisor or the Board regularly at such times and in such detail as the Advisor or the Board may from time to time request in order to permit the Advisor and the board to determine the adherence of Strategic Income Fund to its investment objectives, policies and restrictions. The Federated Sub-Advisory Agreement also requires Federated Global to provide all office space, personnel and facilities necessary and incident to Federated Global's performance of its services under the Federated Sub-Advisory Agreement.

         For its services under the Sub-Advisory Agreement, Federated Global is paid a monthly fee by the Advisor calculated on an annual basis equal to 0.40% of the first $25 million of Strategic Income Fund's average daily net assets, 0.33% of Strategic Income Fund's average daily net assets in excess of $25 million up to $50 million, 0.26%] of Strategic Income Fund's average daily net assets in excess of $50 million up to $100 million and 0.21% of Strategic Income Fund's average daily net assets in excess of $100 million.

         The following table sets forth total sub-advisory fees before waivers and after waivers for the Strategic Income Fund for the fiscal years ended September 30, 1999, September 30, 2000 and September 30, 2001:

                                       FISCAL YEAR ENDED             FISCAL YEAR ENDED            FISCAL YEAR ENDED
                                      SEPTEMBER 30, 1999            SEPTEMBER 30, 2000           SEPTEMBER 30, 2001

                              ADVISORY FEE   ADVISORY FEE   ADVISORY FEE    ADVISORY FEE   ADVISORY FEE   ADVISORY FEE
                             BEFORE WAIVERS  AFTER WAIVERS BEFORE WAIVERS   AFTER WAIVERS BEFORE WAIVERS  AFTER WAIVERS

Strategic Income Fund              NA             NA             NA              NA          $290,786       $290,786


ADMINISTRATOR

         U.S. Bancorp Asset Management, Inc. and U.S. Bancorp Fund Services, LLC ("UBFS") (FKA Firstar Mutual Fund Services, LLC), 615 East Michigan Street, Milwaukee, WI 53202 (collectively the "Administrators"), serve as co-Administrators pursuant to a Co-Administration Agreement between the Administrators and the Funds, dated as of October 1, 2001 ("Co-Administration Agreement"). The Administrators will provide administration services to the Fund and serve as the Funds' Administrators. U.S. Bancorp Fund Services is a subsidiary of U.S. Bancorp. Under the Co-Administration Agreement, the Administrators provide, or compensate others to provide, services to the Funds. These services include various oversight and legal services, accounting services, dividend disbursing services and shareholder services. Pursuant to the Co-Administration Agreement, UBFS will also serve as each Fund's transfer agent. The Funds pay the Administrators fees which are calculated daily and paid monthly, equal to each fund's pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily assets of all open-end mutual funds in the First American fund family up to $8 billion, 0.235% on the next $17 billion of aggregate average daily assets, 0.22% on the next $25 billion of aggregate average daily assets, and 0.20% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $50 billion. (For the purposes of this Agreement, the First American fund family includes all series of FAF, FASF, FAIF and FAIP.) In addition, the Funds pay annual fees of $18,500 per CUSIP, shareholder account maintenance fees of $9 to $15 per account, closed account fees of $3.50 per account, and Individual Retirement Account fees of $15 per account.

         Between January 1, 2000 and September 30, 2001 U.S. Bank served as the sole administrator for the Funds. The Funds paid U.S. Bank fees which were calculated daily and paid monthly, equal to each Fund's pro rata share of an amount equal, on an annual basis, to 0.12% of the aggregate average daily assets of all open-end mutual funds in the First American fund family up to $8 billion and 0.105% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $8 billion. In addition, the Funds paid U.S. Bank annual fees of $18,500 per CUSIP, shareholder account fees of $15 per account, closed account fees of $3.50 per account, and Individual Retirement Account fees of $15 per account.

         Prior to January 1, 2000, SEI Investments Management Corporation served as the administrator for the Funds. SEI Investments Management Corporation is a wholly-owned subsidiary of SEI Investments Company. The Funds paid to SEI Investment Management a fee equal to (i) 0.070% of each Fund's average daily net assets until aggregate net assets of all Funds exceeded $8 billion and (ii) 0.055% to the extent aggregate net assets of all Funds exceeded $8 billion.

         Prior to February 8, 2001, UBFS served as the administrator to the predecessor funds of Mid Cap Index Fund, Small Cap Index Fund, Science & Technology Fund, Micro Cap Fund, Mid Cap Core Fund, Small Cap Core Fund, Capital Growth Fund, Relative Value Fund, Large Cap Core Fund, Growth & Income Fund, Bond IMMDEX Fund, U.S. Government Securities Fund, Missouri Tax Free Fund, Tax Free Fund, International Fund, Intermediate Term Bond Fund, and Balanced Fund. The predecessor funds paid a fee to UBFS for its administrative services. This fee was computed daily and payable monthly at the annual rate of 0.125% of the funds' first $2 billion of average aggregate daily net assets, plus 0.10% of the Fund's average aggregate daily net assets in excess of $2 billion.

         From January 1, 1995 until August 1, 2000, B.C. Ziegler, a Wisconsin based integrated financial services company ("Ziegler") and UBFS served as co-administrators to the predecessor funds of Mid Cap Index Fund, Science & Technology Fund, Micro Cap Fund, Mid Cap Core Fund, Capital Growth Fund, Relative Value Fund, Large Cap Core Fund, Growth & Income Fund, and Bond IMMDEX Fund. Prior to January 1, 2000, BISYS Fund Services Ohio, Inc. ("BISYS") served as administrator to the predecessor funds of U.S. Government Securities Fund, Missouri Tax

Free Fund, International Fund, Small Cap Index Fund, and Small Cap Core Fund. From January 1, 2000 to December 11, 2000, BISYS and UBFS served as co-administrators of those same funds.

         The following table sets forth total administrative fees (including fund accounting fees), after waivers, paid by each of the Funds listed below to U.S. Bank, SEI Investment Management Corporation, UBFS, Ziegler, and BISYS, as applicable, for the fiscal years/periods ended September 30, 1999, September 30, 2000 and September 30, 2001 (unless a different fiscal year/period is indicated in note (1) below):


                                         FISCAL YEAR/PERIOD ENDED   FISCAL YEAR/PERIOD ENDED  FISCAL YEAR/PERIOD ENDED
                                           SEPTEMBER 30, 1999(1)      SEPTEMBER 30, 2000(1)      SEPTEMBER 30, 2001

Balanced Fund                                    $   340,659              $   340,669               $   381,766
Equity Income Fund                                   441,096                  366,080                   324,272
Equity Index Fund                                  1,556,165                1,815,695                 1,657,529
Large Cap Growth Fund                              1,067,331                1,380,471                 1,086,534
Large Cap Value Fund                               1,791,165                1,593,660                 1,431,250
Mid Cap Growth Fund                                  386,256                  607,344                   515,088
Mid Cap Value Fund                                   450,594                  321,389                   367,155
Small Cap Growth Fund                                245,043                  518,615                   513,290
Small Cap Value Fund                                 396,552                  443,111                   559,760
Small Cap Index Fund(5)                               55,027                   90,796                    95,638
Emerging Markets Fund                                 48,097                   68,505                    60,301
International Fund                                   158,382                  125,220                   294,554
Health Sciences Fund                                  20,450                   22,782                    36,270
Real Estate Securities Fund                           69,228                   58,485                    69,887
Technology Fund                                      195,024                  662,991                   344,195
Corporate Bond Fund(2)                                     *                   46,333                   110,393
Fixed Income Fund                                  1,534,330                1,510,277                 1,472,204
High Yield Bond Fund(4)                                    *                        *                       984
Intermediate Term Bond Fund                          301,650                  541,154                   676,915
Short Term Bond Fund                                 162,836                  175,466                   196,546
Strategic Income Fund                                178,298                  264,860                   247,743
Arizona Tax Free Fund(2)                                   *                    6,257                    20,661
California Intermediate Tax Free Fund                 44,676                   47,517                    50,465
California Tax Free Fund(2)                                *                    5,891                    28,669
Colorado Intermediate Tax Free Fund                   69,551                   64,249                    69,273
Colorado Tax Free Fund(2)                                  *                    6,039                    21,650
Intermediate Tax Free Fund                           512,689                  439,959                   391,669
Minnesota Intermediate Tax Free Fund                 344,973                  294,726                   283,836
Minnesota Tax Free Fund                              140,995                  143,964                   167,679
Nebraska Tax Free Fund(3)                                  *                        *                    14,641
Oregon Intermediate Tax Free Fund                    206,058                  188,630                   174,504
Tax Free Fund                                        740,949                  258,136                   525,717
Science & Technology Fund(6)                          21,434                  170,763                   130,431
Micro Cap Fund                                       168,052                  427,277                   447,031
Mid Cap Core Fund                                    603,930                  616,414                   655,029
Relative Value Fund                                  672,743                  650,428                   572,327
Growth & Income Fund                                 816,014                  855,804                   962,147
U.S. Government Securities Fund                      122,657                   76,672                   293,722
Mid Cap Index Fund(7)                                      *                  156,507                   267,000
Small Cap Core Fund                                  129,009                  143,717                   408,198
Capital Growth Fund                                  334,595                  412,917                   348,499
Large Cap Core Fund                                  375,732                  479,773                   516,311
Bond IMMDEX Fund                                     626,163                  712,203                   852,266
Missouri Tax Free Fund                               140,312                  139,426                   224,447
Nebraska Tax Free Fund(3)                                  *                        *                    14,641


------------------------------
* Fund was not in operation during this fiscal year/period.

(1) Information for the predecessor funds of Mid Cap Index Fund, Micro Cap Fund, Mid Cap Core Fund, Large Cap Core Fund, Growth & Income Fund, Bond IMMDEX Fund, Intermediate Term Bond, and Balanced Fund is for the fiscal years/periods ended October 31, 1999 and 2000. Information for the predecessor funds of U.S. Government Securities Fund, Missouri Tax Free Fund, Tax Free Fund, Relative Value Fund, Capital Growth Fund, International Fund, Small Cap Index Fund, Small Cap Core Fund, and Science & Technology Fund is for the fiscal years/periods ended November 30, 1999 and October 31, 2000.
(2)      Commenced operations on February 1, 2000.

(3)      Commenced operations on February 28, 2001
(4)      Commenced operations on August 30, 2001.
(5)      Commenced operations on December 30, 1998.
(6)      Commenced operations on August 9, 1999.
(7)      Commenced operations on November 4, 1999.

DISTRIBUTOR

         Quasar Distributors, LLC ("Quasar" or the "Distributor") serves as the distributor for the Funds' shares. The Distributor is a wholly-owned subsidiary of U.S. Bancorp. Prior to October 1, 2001 SEI Investments Distribution Co. served as the distributor for the Funds. Prior to September 24, 2001, Quasar served as the distributor for the predecessor funds of Balanced Fund, Capital Growth Fund, Growth & Income Fund, Large Cap Core Fund, Relative Value Fund, Mid Cap Index Fund, Small Cap Index Fund, Micro Cap Fund, Mid Cap Core Fund, Small Cap Core Fund, International Fund, Science & Technology Fund, Bond IMMDEX Fund, Intermediate Term Bond Fund, U.S. Government Securities Fund, Missouri Tax Free Fund and Tax Free Fund. From April 1, 1999 to August 1, 2000, Edgewood Services, Inc. ("Edgewood"), served as the distributor for the predecessor funds of Capital Growth Fund, Relative Value Fund and Science & Technology Fund; prior to April 1, 1999, B.C. Ziegler & Company ("Ziegler"), served as distributor of these funds. Prior to December 11, 2000, BISYS Fund Services Limited Partnership ("BISYS"), served as the distributor for the predecessor funds of Small Cap Index Fund, Small Cap Core Fund, International Fund, U.S. Government Securities Fund, Missouri Tax Free Fund and Tax Free Fund.

         The Distributor serves as distributor for the Class A, Class S and Class Y Shares pursuant to a Distribution Agreement dated October 1, 2001 (the "Distribution Agreement") between itself and the Funds, as distributor for the Class B Shares pursuant to a Distribution and Service Agreement dated October 1, 2001, (the "Class B Distribution and Service Agreement") between itself and the Funds, and as distributor for the Class C Shares pursuant to a Distribution and Service Agreement dated October 1, 2001 ("Class C Distribution and Service Agreement") between itself and the Funds. These agreements are referred to collectively as the "Distribution Agreements."

         Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

         Under the Distribution Agreements, the Distributor has agreed to perform all distribution services and functions of the Funds to the extent such services and functions are not provided to the Funds pursuant to another agreement. The Distribution Agreements provide that shares of the Funds are distributed through the Distributor and, with respect to Class A, Class B, Class C and Class S Shares, through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services. Participating Institutions that enter into sales agreements with the Funds' Distributor to perform share distribution services may receive a commission on such sales of the Funds (except Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund) equal to 1.00% of the first $3 million, 0.75% of shares purchased in excess of $3 million up to $5 million, and 0.50% of shares purchased in excess of $5 million.

         Firstar Investment Services, Inc. ("FIS"), U.S. Bancorp Investment Services, Inc. ("USBI") and U.S. Bancorp Piper Jaffray Inc. ("Piper"), broker-dealers affiliated with the Advisor, are Participating Institutions. The Advisor pays FIS, USBI and Piper up to 0.25% of the portion of each Fund's average daily net assets attributable to Class Y Shares for which FIS, USBI or Piper are responsible, respectively, in connection with FIS's, USBI's or Piper's provision of shareholder support services. Such amounts paid to FIS, USBI and Piper, by the Advisor, will not affect any agreement by the Advisor to limit expenses of each Fund.

         The Class A Shares pay to the Distributor a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Class A Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class A Shares. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. This fee is calculated and paid each month based on average daily net assets of Class A Shares each fund for that month.

         The Class B Shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class B Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class B Shares beginning one year after purchase. The Class B Shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class B Shares. The distribution fee is intended to compensate the distributor for advancing a commission to institutions purchasing Class B Shares.

         The Class C Shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class C Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class C Shares. This fee is calculated and paid each month based on average daily net assets of the Class C Shares. The Class C Shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class C Shares. The Distributor may use the distribution fee to provide compensation to institutions through which shareholders hold their shares beginning one year after purchase.

         The Class S Shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of Class S Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class S Shares. This fee is calculated and paid each month based on average daily net assets of the Class S Shares.

         The Distributor receives no compensation for distribution of the Class Y Shares.

         The Distribution Agreements provide that they will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAIF and by the vote of the majority of those Board members of FAIF who are not interested persons of FAIF and who have no direct or indirect financial interest in the operation of FAIF's Rule 12b-1 Plans of Distribution or in any agreement related to such plans.

         The following tables set forth the amount of underwriting commissions paid by certain Funds and the amount of such commissions retained by the Funds' Distributor and principal underwriter (Quasar, SEI Investments Distribution Co., Ziegler, Edgewood or BISYS, as applicable), during the fiscal years/periods ended September 30, 1999, September 30, 2000 and September 30, 2001 (unless otherwise indicated in note (1) below):


                                                           TOTAL UNDERWRITING COMMISSIONS

                                   FISCAL YEAR/PERIOD ENDED     FISCAL YEAR/PERIOD ENDED    FISCAL YEAR/PERIOD ENDED
                                     SEPTEMBER 30, 1999(1)         SEPTEMBER 30, 2000(1)        SEPTEMBER 30, 2001

Balanced Fund                             $   148,658                  $  208,751                    $ 91,334
Capital Growth Fund                           199,902                      57,705                       5,810
Equity Income Fund                            340,653                     214,922                      89,047
Growth & Income Fund                          516,521                     571,452                      15,103
Large Cap Core Fund                           236,106                     264,378                      10,187
Large Cap Growth Fund                         297,655                   1,129,446                     149,582
Large Cap Value Fund                          618,524                     564,986                     104,371
Relative Value Fund                           129,193                      64,183                       4,275
Equity Index Fund                           3,181,754                   2,543,808                     291,755
Mid Cap Index Fund                                  *                      11,542                       1,642
Small Cap Index Fund                              515                       1,111                         419
Micro Cap Fund                                 49,217                     156,400                      22,628
Mid Cap Core Fund                             114,996                     155,009                      12,497
Mid Cap Growth Fund                            23,734                     260,048                     100,435
Mid Cap Value Fund                            343,008                     147,698                      56,884
Small Cap Core Fund                            10,769                       7,875                       3,942
Small Cap Growth Fund                          59,024                     388,839                      52,426
Small Cap Value Fund                           65,337                     195,887                      63.936
Emerging Markets Fund                             872                       5,559                      13,218
International Fund                              7,400                       7,883                     136,186
Health Sciences Fund                           23,080                     157,910                      24,604
Real Estate Securities Fund                    68,564                      30,775                      12,208





                                       49

Science & Technology Fund                           *                      64,403                       4,124
Technology Fund                               281,667                   6,088,104                     176,189
Bond IMMDEX Fund                              447,140                     418,903                      29,636
Corporate Bond Fund (2)                             *                      12,137                      65,982
Fixed Income Fund                             440,550                     274,713                     303,305
High Yield Bond Fund (3)                            *                           *                         199
Intermediate Term Bond Fund                    81,222                      79,827                     111,830
Short Term Bond Fund                            3,541                      12,675                      72,768
Strategic Income Fund                          43,472                      37,674                       4,626
U.S. Government Securities Fund                16,850                         258                           2
Arizona Tax Free Fund (2)                           *                         389                         213
California Intermediate Tax Free Fund           7,172                      10,506                      13,543
California Tax Free Fund (2)                        *                      14,561                      83,519
Colorado Intermediate Tax Free Fund             3,429                       4,880                      23,552
Colorado Tax Free Fund (2)                          *                      14,333                      59,822
Intermediate Tax Free Fund                     50,529                       8,250                      10,023
Minnesota Intermediate Tax Free Fund           19,630                       7,601                      14,024
Minnesota Tax Free Fund                        49,395                      47,023                      99,951
Missouri Tax Free Fund                        121,876                      32,696                         704
Nebraska Tax Free Fund (4)                          *                           *                           0
Oregon Intermediate Tax Free Fund               4,724                       3,405                       3,034
Tax Free Fund                                  29,010                         378                      71,297


--------------------------------------------
* Fund was not in operation during this fiscal year/period.

(1) Information for the predecessor funds of Balanced Fund, Capital Growth Fund, Growth & Income Fund, Large Cap Core Fund, Relative Value Fund, Mid Cap Index Fund, Small Cap Index Fund, Micro Cap Fund, Mid Cap Core Fund, Small Cap Core Fund, Science & Technology Fund, International Fund, Bond IMMDEX Fund, Intermediate Term Bond Fund, U.S. Government Securities Fund, Missouri Tax Free Fund and Tax Free Fund is for the fiscal year/period ended October 31, 2000; Information for the predecessor funds of Capital Growth Fund, Relative Value Fund, Small Cap Core Fund, Small Cap Index Fund, Science & Technology Fund, International Fund, U.S. Government Securities Fund, Missouri Tax Free Fund and Tax Free Fund is for the fiscal year/period ended November 30, 1999.
(2)      Commenced operations on February 1, 2000.
(3)      Commenced operations on August 30, 2001.
(4)      Commenced operations on February 28, 2001.


                                          UNDERWRITING COMMISSIONS RETAINED BY THE (APPLICABLE) UNDERWRITER

                                     FISCAL YEAR/PERIOD ENDED     FISCAL YEAR/PERIOD ENDED  FISCAL YEAR/PERIOD ENDED
                                       SEPTEMBER 30, 1999(1)        SEPTEMBER 30, 2000(1)     SEPTEMBER 30, 2001

Balanced Fund                                  $    0                     $     0                $       0
Capital Growth Fund                                 0                           0                        0
Equity Income Fund                              6,101                       2,497                    7,674
Growth & Income Fund                                0                           0                        0
Large Cap Core Fund                                 0                           0                        0
Large Cap Growth Fund                          14,761                       9,423                   12,899
Large Cap Value Fund                           24,770                      10,876                    8,980
Relative Value Fund                                 0                           0                        0
Equity Index Fund                              21,564                      12,393                   25,144
Mid Cap Index Fund                                  0                           0                        0
Small Cap Index Fund                              190                         411                        0
Micro Cap Fund                                      0                           0                        0
Mid Cap Core Fund                                   0                           0                        0
Mid Cap Growth Fund                             5,342                       4,146                    8,653
Mid Cap Value Fund                              6,219                       2,193                    4,898
Small Cap Core Fund                             1,347                       1,024                        0
Small Cap Growth Fund                           3,390                       3,533                    4,572
Small Cap Value Fund                            5,983                       3,029                    6,039
Emerging Markets Fund                               0                         467                    1,143
International Fund                                682                         709                        0
Health Sciences Fund                              283                         155                    2,123
Real Estate Securities Fund                       957                         399                      980
Science & Technology Fund                           0                           0                        0
Technology Fund                                 2,695                       4,567                   15,184
Bond IMMDEX Fund                                    0                           0                        0
Corporate Bond Fund (2)                             *                         475                    5,715
Fixed Income Fund                              21,217                      10,307                   26,124
High Yield Bond Fund (3)                            *                           *                        0





                                       50

Intermediate Term Bond Fund                         0                           0                        0
Short Term Bond Fund                            2,251                       1,201                    6,368
Strategic Income Fund                               2                       1,808                      327
U.S. Government Securities Fund                 1,786                          28                        0
Arizona Tax Free Fund (2)                           *                          64                        0
California Intermediate Tax Free Fund             618                         324                    1,143
California Tax Free Fund (2)                        *                          60                    7,184
Colorado Intermediate Tax Free Fund               962                         438                    1,959
Colorado Tax Free Fund (2)                          *                          62                    5,225
Intermediate Tax Free Fund                      7,089                       3,002                      816
Minnesota Intermediate Tax Free Fund            4,773                       1,998                    1,143
Minnesota Tax Free Fund (4)                     1,955                         982                    8,653
Missouri Tax Free Fund                         12,209                       3,270                        0
Nebraska Tax Free Fund                              *                           *                        0
Oregon Intermediate Tax Free Fund               2,857                       1,287                      327
Tax Free Fund                                   1,881                          23                        0


-------------------------------
* Fund was not in operation during this fiscal year/period.

(1) Information for the predecessor funds of Balanced Fund, Capital Growth Fund, Growth & Income Fund, Large Cap Core Fund, Relative Value Fund, Mid Cap Index Fund, Small Cap Index Fund, Micro Cap Fund, Mid Cap Core Fund, Small Cap Core Fund, Science & Technology Fund, International Fund, Bond IMMDEX Fund, Intermediate Term Bond Fund, U.S. Government Securities Fund, Missouri Tax Free Fund and Tax Free Fund is for the fiscal year/period ended October 31, 2000; Information for the predecessor funds of Capital Growth Fund, Relative Value Fund, Small Cap Core Fund, Small Cap Index Fund, Science & Technology Fund, International Fund, U.S. Government Securities Fund, Missouri Tax Free Fund and Tax Free Fund is for the fiscal year/period ended November 30, 1999.
(2)      Commenced operations on February 1, 2000.
(3)      Commenced operations on August 30, 2001.
(4)      Commenced operations on February 28, 2001.

         The Distributor, an affiliate, received the following compensation from certain Funds during its most recent fiscal year (Funds with "NA" designation were not distributed by the Distributor until October 1, 2001).

                                         NET UNDERWRITING     COMPENSATION ON     BROKERAGE        OTHER
                                           DISCOUNTS AND      REDEMPTIONS AND    COMMISSIONS   COMPENSATION
                                            COMMISSIONS         REPURCHASES

Balanced Fund                              $   15,611          $       --            --              --
Capital Growth Fund                             5,518                  --            --              --
Equity Income Fund                                 NA                  NA            --              --
Growth & Income Fund                           18,385                  --            --              --
Large Cap Core Fund                             9,405                  --            --              --
Large Cap Growth Fund                              NA                  NA            --              --
Large Cap Value Fund                               NA                  NA            --              --
Relative Value Fund                            11,016                  --            --              --
Equity Index Fund                                  NA                  NA            --              --
Mid Cap Index Fund                              5,122                  --            --              --
Small Cap Index Fund                            1,995                  --            --              --
Micro Cap Fund                                  8,776                  --            --              --
Mid Cap Core Fund                              13,759                  --            --              --
Mid Cap Growth Fund                                NA                  NA            --              --
Mid Cap Value Fund                                 NA                  NA            --              --
Small Cap Core Fund                             8,994                  --            --              --
Small Cap Growth Fund                              NA                  NA            --              --
Small Cap Value Fund                               NA                  NA            --              --
Emerging Markets Fund                              NA                  NA            --              --
International Fund                             20,418                  --            --              --
Health Sciences Fund                               NA                  NA            --              --
Real Estate Securities Fund                        NA                  NA            --              --
Science & Technology Fund                         991                  --            --              --
Technology Fund                                    NA                  NA            --              --
Bond IMMDEX Fund                               19,540                  --            --              --
Corporate Bond Fund                                NA                  NA            --              --
Fixed Income Fund                                  NA                  NA            --              --
High Yield Bond Fund                               NA                  NA            --              --
Intermediate Term Bond Fund                    24,276                  --            --              --
Short Term Bond Fund                               NA                  NA            --              --
Strategic Income Fund                              NA                  NA            --              --
U.S. Government Securities Fund                 5,445                                --              --





                                       51

Arizona Tax Free Fund                              NA                  NA            --              --
California Intermediate Tax Free Fund              NA                  NA            --              --
California Tax Free Fund                           NA                  NA            --              --
Colorado Intermediate Tax Free Fund                NA                  NA            --              --
Colorado Tax Free Fund                             NA                  NA            --              --
Intermediate Tax Free Fund                         NA                  NA            --              --
Minnesota Intermediate Tax Free Fund               NA                  NA            --              --
Minnesota Tax Free Fund                            NA                  NA            --              --
Missouri Tax Free Fund                          4,301                  --            --              --
Nebraska Tax Free Fund                             NA                  NA            --              --
Oregon Intermediate Tax Free Fund                  NA                  NA            --              --
Tax Free Fund                                  14,425                  --            --              --


         FAIF has entered into a Shareholder Service Plan and Agreement with the Distributor, under which the Distributor has agreed to provide FAIF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAIF, one or more specified shareholder services to beneficial owners of Class S Shares. The Distributor has agreed that the services provided pursuant to the Shareholder Service Plan and Agreement will in no event be primarily intended to result in the sale of Class S Shares. Pursuant to the Shareholder Service Plan and Agreement, the Funds have agreed to pay the Distributor a fee at an annual rate of 0.25% of the average net asset value of the Class S Shares, computed daily and paid monthly. The Distributor is to pay any shareholder service providers with which it enters into written agreements out of this amount.

         The following table sets forth the total shareholder servicing fees, after waivers, paid by Class S shares of the Funds listed below for the fiscal years/periods ended September 30, 1999, September 30, 2000 and September 30, 2001 (unless a different fiscal year/period is indicated in note (1) below):

                                                                               CLASS S SHARE
                                                                        SHAREHOLDER SERVICING FEES

                                                 FISCAL YEAR/PERIOD ENDED       FISCAL YEAR/PERIOD ENDED    FISCAL YEAR/PERIOD ENDED
                                                   SEPTEMBER 30, 1999(1)          SEPTEMBER 30, 2000(1)         SEPTEMBER 30, 2001
Balanced Fund                                             $   *                           $   *                         $86,447
Capital Growth Fund                                           *                               *                           8,012
Equity Income Fund                                            *                               *                              19
Growth & Income Fund                                          *                               *                         116,767
Large Cap Core Fund                                           *                               *                           7,514
Large Cap Growth Fund                                         *                               *                              --
Large Cap Value Fund                                          *                               *                              --
Relative Value Fund                                           *                               *                          19,128
Equity Index Fund                                             *                               *                           2,163
Mid Cap Index Fund                                            *                               *                           4,268
Small Cap Index Fund                                                                     44,955                          86,025
Micro Cap Fund                                                *                               *                           1,567
Mid Cap Core Fund                                             *                               *                             939
Mid Cap Growth Fund                                           *                               *                              --
Micro Cap Value Fund                                          *                               *                              --
Small Cap Core Fund                                                                      10,750                           9,646
Small Cap Growth Fund                                         *                               *                              --
Small Cap Value Fund                                          *                               *                              --
Emerging Markets Fund                                         *                               *                              --
International Fund                                            *                          42,710                          27,904
Health Sciences Fund                                          *                               *                           7,734
Real Estate Securities Fund                                   *                               *                              --
Science & Technology Fund                                     *                               *                           1,456
Technology Fund                                               *                               *                              --
Bond IMMDEX Fund                                              *                               *                           6,618
Corporate Bond Fund                                           *                               *                             140
Fixed Income Fund                                             *                               *                           1,455
High Yield Bond Fund                                          *                               *                              --
Intermediate Term Bond Fund                                   *                               *                             575
Short Term Bond Fund                                          *                               *                              21
Strategic Income Fund                                         *                               *                              --
U.S. Government Securities Fund                               *                          18,705                          18,665
Arizona Tax Free Fund                                         *                               *                               *
California Intermediate Tax Free Fund                         *                               *                               *





                                       52

California Tax Free Fund                                      *                               *                               *
Colorado Intermediate Tax Free Fund                           *                               *                               *
Colorado Tax Free Fund                                        *                               *                               *
Intermediate Tax Free Fund                                    *                               *                               *
Minnesota Intermediate Tax Free Fund                          *                               *                               *
Minnesota Tax Free Fund                                       *                               *                               *
Missouri Tax Free Fund                                        *                               *                               *
Nebraska Tax Free Fund                                        *                               *                               *
Oregon Intermediate Tax Free Fund                             *                               *                               *
Tax Free Fund                                                 *                               *                               *


-----------------------------
* Fund did not offer share class during time period indicated.

(1) Information for the predecessor funds of Small Cap Index Fund, Small Cap Core Fund, International Fund and U.S. Government Securities Fund is for the fiscal years/periods ended November 30, 1999 and October 31, 2000.

         FAIF has also adopted Plans of Distribution with respect to the Class A, Class B and Class C Shares of the Funds, respectively, pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Plans"). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. The Plans authorize the Distributor to retain the sales charges paid upon purchase of Class A, Class B and Class C Shares. Each of the Plans is a "compensation-type" plan under which the Distributor is entitled to receive the distribution fee regardless of whether its actual distribution expenses are more or less than the amount of the fee. The distribution fees under each of the plans are used for sole-primary purpose of compensating broker-dealers for their sales of the Funds. The Class B and C Plans authorize the Distributor to retain the contingent deferred sales charge applied on redemptions of Class B and C Shares, respectively, except that portion which is reallowed to Participating Institutions. The Plans recognize that the Distributor, any Participating Institution, the Administrator, and the Advisor, in their discretion, may from time to time use their own assets to pay for certain additional costs of distributing Class A, Class B and Class C Shares. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor, any Participating Institution, the Administrator, or the Advisor at any time.

         The following table sets forth the total Rule 12b-1 fees, after waivers, paid by certain of the Funds for the fiscal years/periods ended September 30, 1999, September 30, 2000 and September 30, 2001 (unless a different fiscal year/period is indicated in note (1) below) with respect to the Class A Shares, Class B and Class C Shares of the Funds. As noted above, no distribution fees are paid with respect to Class Y Shares or Class S Shares of the Funds.


                                 FISCAL YEAR/PERIOD ENDED      FISCAL YEAR/PERIOD ENDED      FISCAL YEAR/PERIOD ENDED
                                   SEPTEMBER 30, 1999(1)         SEPTEMBER 30, 2000(1)          SEPTEMBER 30, 2001
                                      RULE 12B-1 FEES               RULE 12B-1 FEES               RULE 12B-1 FEES

                                 CLASS A  CLASS B   CLASS C    CLASS A    CLASS B   CLASS C   CLASS A  CLASS B  CLASS C
                                 SHARES   SHARES    SHARES     SHARES     SHARES    SHARES    SHARES    SHARES  SHARES
Balanced Fund(2)               $      0    $        $     *     $     0   $ 7,139   $    *         0    40,876        0
Capital Growth Fund(3)                                    *       1,386   376,366        *       207   453,400
Equity Income Fund               38,215   106,918     5,448      49,563   107,612   23,251    57,005   109,340   42,616
Growth & Income Fund(2)               0                   *           0    20,149        *        0     80,757        0
Large Cap Core Fund(2)                0                   *           0     7,753        *        0     22,108        0
Large Cap Growth Fund           399,312   157,837     2,166     497,601   304,917   43,582   346,471   259,936  164,199
Large Cap Value Fund            471,235   642,319     3,830     393,041   558,644   25,710   305,933   467,203   93,181
Relative Value Fund(3)                                          179,039    57,305              7,425    91,986
Equity Index Fund               216,796   765,724    58,857     329,995 1,182,240  282,765   298,231 1,050,073  343,013
Mid Cap Index Fund                                        *                              *         0     8,688        0
Small Cap Index Fund(4)                                             457         0        *        39       340
Micro Cap Fund(2)                     0                   *           0     6,476        *         0    18,662        0
Mid Cap Core Fund(2)                  0                   *           0     1,905        *         0    11,988        0
Mid Cap Growth Fund             469,354     2,012     1,281     597,113    22,497   21,742   428,367    35,979   76,801
Mid Cap Value Fund               67,755   271,088       428      36,468   137,614    6,653    37,148    94,531   24,357
Small Cap Core Fund(4)                                    *      26,547    11,414        *     1,966    13,570
Small Cap Growth Fund            31,105     8,807       346      60,647    84,665    4,579   112,209    68,446   77,400
Small Cap Value Fund                                                                          93,532   108,104   29,066






                                       53

Emerging Markets Fund            12,993         2        60      12,685       622       25     8,810    2,028    1,721
International Fund(4)                                     *      11,344     7,334        *       760    7,889
Health Sciences Fund              3,065     7,476         *       8,920    24,587    7,204    16,482   31,301   48,928
Real Estate Securities Fund       4,640    28,059         *       3,786    17,681      118     5,517   18,133    2,640
Science & Technology Fund(3)                              *       2,910    84,375        *       321   53,967
Technology Fund                  31,222   133,633         *     275,943   750,675  105,623   181,168  327,294  194,798
Bond IMMDEX Fund(2)                   0                   *           0    14,309        *         0   34,518
Corporate Bond Fund(5)                *         *         *         965       211      539     4,755   12,733   20,776
Fixed Income Fund               403,885   165,060     1,424     299,104   127,407    5,522   280,209  124,064   26,451
High Yield Bond Fund (6)              *         *         *           *         *        *         5        8    1,899
Intermediate Term Bond Fund(2)        0         *         *           0     1,655        *         0    2,334        *
Short Term Bond Fund                  0         *         *      79,070         *        *   124,540        *        *
Strategic Income Fund            91,594     3,984     1,618      52,656    11,361    8,203    52,634   17,773   20,164
U.S. Government Securities Fund(4)                        *      10,753     1,712        *       771   10,960
Arizona Tax Free Fund(5)              *         *         *      11,675         *       52    35,635        *    4,399
California Intermediate Tax Free Fund 0         *         *           0         *        *         0        *        *
California Tax Free Fund(5)           *         *         *       7,348         *        8    45,467        *    1,966
Colorado Intermediate Tax Free Fund   0         *         *           0         *        *         0        *        *
Colorado Tax Free Fund(5)             *         *         *      10,741         *      243    42,347        *    4,866
Intermediate Tax Free Fund            0         *         *           0         *        *         0        *        *
Minnesota Intermediate Tax Free Fund  0         *         *           0         *        *         0        *        *
Minnesota Tax Free Fund         289,760         *     4,527     238,852         *   10,044   256,263        *   22,713
Missouri Tax Free Fund(4)                                 *      37,196    28,842        *     2,813   12,175
Nebraska Tax Free Fund (7)            *         *         *           *         *        *     6,301        *      291
Oregon Intermediate Tax Free Fund     0         *         *           0         *        *         0        *        *
Tax Free Fund(4)                                *         *       2,780     6,159        *       216    3,077        0


----------------------------------------
* Fund or class was not in operation during this fiscal year/period.

(1) Information for the predecessor funds of Balanced Fund, Capital Growth Fund, Growth & Income Fund, Large Cap Core Fund, Relative Value Fund, Mid Cap Index Fund, Small Cap Index Fund, Micro Cap Fund, Mid Cap Core Fund, Small Cap Core Fund, Science & Technology Fund, International Fund, Bond IMMDEX Fund, Intermediate Term Bond Fund, U.S. Government Securities Fund, Missouri Tax Free Fund and Tax Free Fund is for the fiscal year/period ended October 31, 2000; Information for the predecessor funds of Capital Growth Fund, Relative Value Fund, Small Cap Core Fund, Small Cap Index Fund, Science & Technology Fund, International Fund, U.S. Government Securities Fund, Missouri Tax Free Fund and Tax Free Fund is for the fiscal year/period ended November 30, 1999.

(2) For Class A Shares for the fiscal year ended October 31, 2000, the predecessor funds for Balanced Fund, Growth & Income Fund, Large Cap Core Fund, Micro Cap Fund, Mid Cap Core Fund, Bond IMMDEX Fund and Intermediate Term Bond Fund waived all 12b-1 fees, but paid a 0.25% shareholder servicing fees of $137,578, $456,483, $129,968, $102,125,
         $212,188, $217, 425 and $72,386, respectively. Of these amounts, $12,855, $20,760, $16,055, $23,272, $39,203, $35,843 and $24,681,
         respectively, were paid to affiliated organizations. For Class B Shares for the fiscal year ended October 31, 2000, the predecessor funds of Balanced Fund, Growth & Income Fund, Large Cap Core Fund, Micro Cap Fund, Mid Cap Core Fund, Bond IMMDEX Fund and Intermediate Term Bond Fund waived all 12b-1 fees, but paid a 0.25% shareholder servicing fees of $10,208, $28,645, $11,189, $9,473, $2,766, $20,304 and $2,355,
         respectively. Of these amounts, $7,139, $20,419, $7,753, $6,476,
         $1,905, $14,309 and $1,655, respectively, were paid to affiliated organizations.

(3) Information is presented for the predecessor funds of Capital Growth Fund, Relative Value Fund and Science & Technology Fund.

(4) Information for the predecessor funds of Small Cap Index Fund, Small Cap Core Fund, International Fund, U.S. Government Securities Fund, Missouri Tax Free Fund and Tax Free Fund includes fees paid to affiliated organizations. For Class A Shares for the fiscal year ended October 31, 2000, $15, $9,479, $4,325, $4,570, $10,346 and $463, were paid to affiliated organizations. For Class B Shares for the fiscal year ended October 31, 2000, $0, $11,414, $7,334, $1,712, $28,842 and
         $6,159, were paid to affiliated organizations. Additionally, for the fiscal year ended October 31, 2000, $35,911, $8,711, $36,270, and $17,
         835, for the predecessor funds of Small Cap Index Fund, Small Cap Core Fund, International Fund and U.S. Government Securities Fund, respectively, were paid pursuant to an Administrative Services Plan adopted by the predecessor funds.

(5)      Commenced operations February 1, 2000.

(6)      Commenced operations on August 30, 2001.

(7)      Commenced operations on February 8, 2001.

         The following table sets forth the Rule 12b-1 fees the Funds paid to affiliated organizations for the fiscal year/period ended September 30, 2001 with respect to the Class A shares, Class B shares and Class C shares of the Funds.

                                                      FISCAL YEAR/PERIOD ENDED SEPTEMBER 30, 2001

                                        CLASS A SHARES                CLASS B SHARES              CLASS C SHARES

Balanced Fund                             $221,704                      $129,453                       $7,511
Capital Growth Fund                         11,504                       578,283                         -
Equity Income Fund                          34,197                        22,900                       15,123
Growth & Income Fund                       430,617                        99,422                         -
Large Cap Core Fund                        105,131                        27,406                         -
Large Cap Growth Fund                      268,637                        51,893                       29,335
Large Cap Value Fund                       236,708                        99,498                       18,618
Relative Value Fund                         80,927                       122,737                         -
Equity Index Fund                          199,695                       171,387                       84,977
Mid Cap Index Fund                           7,371                        10,654                         -
Small Cap Index Fund                           638                           420                         -
Micro Cap Fund                              98,785                        21,895                         -
Mid Cap Core Fund                          229,520                        14,215                         -
Mid Cap Growth Fund                        359,335                         8,107                       13,805
Mid Cap Value Fund                          24,445                        26,357                        7,065
Small Cap Core Fund                         44,610                        18,765                         -
Small Cap Growth Fund                       87,394                        12,547                       13,004
Small Cap Value Fund                        52,074                        28,205                        5,763
Emerging Markets Fund                        6,386                           173                          625
International Fund                         144,652                        29,348                       37,811
Health Sciences Fund                        13,894                         6,265                        8,180
Real Estate Securities Fund                  3,731                         2,921                          476
Science & Technology Fund                    3,559                        68,217                         -
Technology Fund                             86,701                        45,861                       16,876
Bond IMMDEX Fund                           194,790                        41,226                         -
Corporate Bond Fund                          3,792                         1,022                        3,295
Fixed Income Fund                          136,721                        24,696                        4,160
High Yield Bond Fund                           -                            -                            -
Intermediate Term Bond Fund                 96,248                         3,119                         -
Short Term Bond Fund                        31,478                          -                            -
Strategic Income Fund                       15,703                         3,381                        4,604
U.S. Government Securities Fund             14,001                        14,326                         -
Arizona Tax Free Fund                       34,431                          -                             824
California Intermediate Tax                    -                            -                            -
Free Fund
California Tax Free Fund                    45,332                          -                             366
Colorado Intermediate Tax Free                 -                            -                            -
Fund
Colorado Tax Free Fund                      38,953                          -                           1,065
Intermediate Tax Free Fund                     -                            -                            -
Minnesota Intermediate Tax                     -                            -                            -
Free Fund
Minnesota Tax Free Fund                    224,154                          -                           6,222
Missouri Tax Free Fund                      47,172                        18,461                         -
Nebraska Tax Free Fund                       3,004                          -                               8
Oregon Intermediate Tax Free Fund              -                            -                            -
Tax Free Fund                               92,735                         4,181                          766


CUSTODIAN AND AUDITORS

         CUSTODIAN. The custodian of the Funds' assets is U.S. Bank (the "Custodian"), 415 Walnut Street, Cincinnati, OH 45202. The Custodian is a subsidiary of U.S. Bancorp. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. All of the instruments representing the investments of the Funds and all cash are held by the Custodian or, for Emerging Markets Fund and International Fund, by a sub-custodian with respect to such Fund. The Custodian or such sub-custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits Fund assets in payment of Fund expenses, pursuant to instructions of FAIF's officers or resolutions of the Board of Directors.

         As compensation for its services to the Funds, the Custodian is paid a monthly fee calculated on an annual basis equal to 0.01%. Sub-custodian fees with respect to Emerging Markets Fund and International Fund are paid by the

Custodian out of its fees from such Fund. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds. The Custodian continues to serve so long as its appointment is approved at least annually by the Board of Directors including a majority of the directors who are not interested persons (as defined under the 1940 Act) of FAIF.

         AUDITORS. Ernst & Young LLP, 1400 Pillsbury Center, Minneapolis, Minnesota 55402, serves as the Funds' independent auditors, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings for the years ended September 30, 1999, September 30, 2000 and September 30, 2001.

         PricewaterhouseCoopers LLP, 100 E. Wisconsin Avenue, Suite 1500, Milwaukee Wisconsin 53202, served as the independent auditors for the predecessor funds of Mid Cap Index Fund, Small Cap Index Fund, Science & Technology Fund, International Fund, Micro Cap Fund, Mid Cap Core Fund, Small Cap Core Fund, Capital Growth Fund, Relative Value Fund, Large Cap Core Fund, Growth & Income Fund, Bond IMMDEX Fund, U.S. Government Securities Fund, Missouri Tax Free Fund, Balanced Fund, Tax Free Fund, and Intermediate Term Bond Fund, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings for the fiscal period ended as of October 31, 2000.

         Arthur Andersen LLP, 225 North Michigan Avenue, Chicago, Illinois 60601, served as the independent accountants for the predecessor funds of Relative Value Fund, Capital Growth Fund and Science & Technology Fund, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings for the fiscal period ended as of November 30, 1999.

         KPMG LLP, 90 South Seventh Street, Minneapolis, Minnesota 55402, served as the independent auditors for the predecessor funds of U.S. Government Securities Fund, Missouri Tax Free Fund, Tax Free Fund, International Fund, Small Cap Index Fund, and Small Cap Core Fund providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings for the fiscal period ended as of November 30, 1999.

               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

         Decisions with respect to which securities are to be bought or sold, the total amount of securities to be bought or sold, the broker-dealer with or through which the securities transactions are to be effected and the commission rates applicable to the trades are made by the Advisor or, in the case of Emerging Markets Fund, International Fund and Strategic Income Fund, their respective subadvisor (each, a "Subadvisor").

         In selecting a broker-dealer to execute securities transactions, the Advisor and each Subadvisor considers a variety of factors, including the execution capability, financial responsibility and responsiveness of the broker-dealer in seeking best price and execution. However, in the case of the Advisor, a predominant factor in selecting a broker-dealer to execute securities transactions is often the nature and quality of any brokerage and research services provided by the broker-dealer. The Funds may pay a broker-dealer a commission in excess of that which another broker-dealer might have charged for effecting the same transaction (a practice commonly referred to as "paying up"). The Funds may pay up in recognition of the value of brokerage and research services provided to the Advisor or Subadvisors by the broker-dealer. In such cases, the Funds are in effect paying for the brokerage and research services in so-called "soft-dollars". However, the Advisor and Subadvisors would authorize the Funds to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged only if the Advisor or Subadvisor determined in good faith that the amount of such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor or Subadvisor with respect to the Funds.

         The types of brokerage services the Advisor or Subadvisors receive from broker-dealers include automated equity trade order entry and execution systems and systems which provide an automated DTC interface to facilitate securities trading, clearance and settlement. Such brokerage services may be provided as a part of a product that bundles many separate and distinct brokerage, execution, investment management, custodial and record-keeping services into one package. The types of research services the Advisor or Subadvisors receive include economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, performance monitoring, interest rate forecasts, arbitrage relative valuation analysis of various debt securities, analysis of U.S. Treasury securities, research-dedicated computer hardware and software and related consulting services and other services that assist in the investment decisionmaking process. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. Research services may also be provided in the form of meetings arranged with corporate and industry spokespersons or may be generated by third parties but are provided to the Adviser or Subadvisors by, or through, broker-dealers.

         The research products and services the Advisor or Subadvisors receive from broker-dealers are supplemental to, and do not necessarily reduce, the Advisor's or Subadvisors' own normal research activities. As a practical matter, however, it would be impossible for the Advisor or Subadvisors to generate all of the information presently provided by broker-dealers. The expenses of the Advisor or Subadvisors would be materially increased if they attempted to generate such additional information through their own staffs. To the extent that the Advisor or Subadvisors could use cash to purchase many of the brokerage and research products and services received for allocating securities transactions to broker-dealers, the Advisor and Subadvisors are relieved of expenses that they might otherwise bear when such services are provided by broker-dealers.

         As a general matter, the brokerage and research products and services the Advisor and Subadvisors receive from broker-dealers are used to service all of their respective accounts. However, any particular brokerage and research product or service may not be used to service each and every client account, and may not benefit the particular accounts that generated the brokerage commissions.

         In some cases, the Advisor and Subadvisors may receive brokerage or research products or services that are used for both brokerage or research purposes and other purposes, such as accounting, record-keeping, administration or marketing. In such cases, the respective Advisor or Subadvisor will make a good faith effort to decide the relative proportion of the cost of such products or services used for non-brokerage or research purposes and will pay for such portion from its own funds. In such circumstance, the Advisor or Subadvisor has a conflict of interest in making such decisions. Subject to their best price and execution responsibilities, the Advisor and Subadvisors may consider the placement of orders by securities firms for the purchase of Fund shares as a factor in allocating portfolio transactions.

         The Advisor effects equity securities transactions on behalf of the Funds through its trading desks in Minneapolis and Milwaukee. Each trading desk makes its own determinations regarding allocation of brokerage among the various broker-dealers it uses to execute trades, including evaluations of the quality of execution, the research products and services received and the commissions paid. The trading desks communicate with each other, and each has access to the trade blotter of the other, but they otherwise operate independently. One trading desk may therefore be selling a given security at the same time that the other trading desk is buying the security.

         Many of the Funds' portfolio transactions involve payment of a brokerage commission by the appropriate Fund. In some cases, transactions are with dealers or issuers who act as principal for their own accounts and not as brokers. Transactions effected on a principal basis, other than certain transactions effected on a so-called riskless principal basis, are made without the payment of brokerage commissions but at net prices which usually include a spread or markup. In effecting transactions in over-the-counter securities, the Funds typically deal with market makers unless it appears that better price and execution are available elsewhere.

         It is expected that Emerging Markets Fund, International Fund and Strategic Income Fund will purchase most foreign equity securities in the over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located if that is the best available market. The fixed commission paid in connection with most such foreign stock transactions generally is higher than negotiated commissions on United States transactions. There generally is less governmental supervision and regulation of foreign stock exchanges than in the United States. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties.

         Foreign equity securities may be held in the form of American Depositary Receipts, or ADRs, European Depositary Receipts, or EDRs, or securities convertible into foreign equity securities. ADRs and EDRs may be listed on stock exchanges or traded in the over-the-counter markets in the United States or overseas. The foreign and domestic debt securities and money market instruments in which the Funds may invest are generally traded in the over-the-counter markets.

         The Funds do not effect any brokerage transactions in their portfolio securities with any broker or dealer affiliated directly or indirectly with the Advisor, any sub-advisor or the Distributor unless such transactions, including the frequency thereof, the receipt of commission payable in connection therewith, and the selection of the affiliated broker or dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Funds, as determined by the Board of Directors. Any transactions with an affiliated broker or dealer must be on terms that are both at least as favorable to the Funds as the Funds can obtain elsewhere and at least as favorable as such affiliated broker or dealer normally gives to others.

         When two or more clients of the Advisor, Federated Global, Clay Finlay or Marvin & Palmer are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Advisor, Federated Global, Clay Finlay or Marvin & Palmer to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions may produce better executions for each client.

         The following table sets forth the aggregate brokerage commissions paid by certain of the Funds during the fiscal years ended September 30, 1999, September 30, 2000 and September 30, 2001:

                                                      FISCAL YEAR ENDED     FISCAL YEAR ENDED     FISCAL YEAR ENDED
                                                     SEPTEMBER 30, 1999    SEPTEMBER 30, 2000    SEPTEMBER 30, 2001

Balanced Fund                                        $     560,619         $     458,667               380,473
Equity Income Fund                                         315,203               393,204               319,497
Equity Index Fund                                          173,116               223,952                48,156
Large Cap Growth Fund                                    1,057,964               841,441             1,467,336
Large Cap Value Fund                                     2,605,857             2,592,112             2,467,114
Mid Cap Growth Fund                                        415,391             1,279,373             2,277,775
Mid Cap Value Fund                                         186,139                63,071             1,218,065
Small Cap Growth Fund (2)                                  174,400               993,808             2,067,210
Small Cap Value Fund                                       628,439               609,670               559,374
Emerging Markets Fund                                      343,748               613,829               458,578




                                       58

International Fund                                       3,029,581             5,721,083             6,819,850
Health Sciences Fund                                        31,919                32,418                46,831
Real Estate Securities Fund                                 73,017               148,732               274,933
Technology Fund                                            153,043               280,498               610,550
Corporate Bond Fund(4)                                           *                10,260                29,262
Fixed Income Fund                                               --                71,329                73,091
High Yield Bond Fund (5)                                         *                     *                    --
Intermediate Term Bond Fund                                     --                45,450                16,411
Short Term Bond Fund                                            --                10,793                    --
Strategic Income Fund                                        5,174                11,794               101,747
Arizona Tax Free Fund(4)                                         *                    --                    --
California Intermediate Tax Free Fund                           --                    --                    --
California Tax Free Fund(4)                                      *                    --                    --
Colorado Intermediate Tax Free Fund                             --                 3,667                 4,500
Colorado Tax Free Fund(4)                                        *                    --                   300
Intermediate Tax Free Fund                                   8,125                30,208                 4,993
Minnesota Intermediate Tax Free Fund                         3,000                 1,500                 1,250
Minnesota Tax Free Fund                                     11,683                14,130                14,071
Nebraska Tax Free Fund (6)                                       *                     *                    --
Oregon Intermediate Tax Free Fund                               --                    --                    --
Tax Free Fund                                               22,669                21,008                10,429
Mid Cap Index Fund(7)                                           --                67,421                63,431
Small Cap Index Fund(8)                                   98,519**                18,766               139,701
Science & Technology Fund(9)                              21,635**                71,478                96,693
Micro Cap Fund(10)                                         171,579               311,350               472,445
Small Cap Core Fund(11)                                  319,318**               244,212             1,088,077
Mid Cap Core Fund(12)                                    1,732,758             1,618,878             1,741,723
Capital Growth Fund(13)                                  305,414**               227,042               149,202
Relative Value Fund(14)                                  219,478**               129,016                90,196
Large Cap Core Fund(15)                                    347,203               296,518               310,893
Growth & Income Fund(16)                                   944,299             1,119,522               831,237
Bond IMMDEX Fund(17)                                             0                     0                    --
U.S. Government Securities Fund(18)                            0**                   0**                    --
Missouri Tax Free Fund(19)                                     0**                   0**                    --


---------------------------
* Fund was not in operation during this fiscal year.
** Fiscal year ends were November 30, 1999 and 1998.

(1) Includes brokerage commissions paid by the Fund's predecessor arising from a merger transaction between certain FAIF Funds and Piper Funds Inc., Piper Funds Inc. - II, Piper Institutional Funds Inc. and Piper Global Funds Inc.

(2) Small Cap Growth Fund is the financial reporting survivor of Piper Small Company Growth Fund. Piper Small Company Growth Fund paid aggregate brokerage commissions during the fiscal years ended September 30, 1995, September 30, 1996 and September 30, 1997, of $125,638,
         $65,924 and $4,020, respectively.

(3)      For the ten month period from December 1, 1997 to September 30, 1998.

(4)      Commenced operations February 1, 2000.

(5)      Commenced operations on August 30, 2001.

(6)      Commenced operations on February 28, 2001.

(7) Firstar Mid Cap Index Fund is the accounting survivor of the reorganization transaction with First American Mid Cap Index Fund. Firstar Mid Cap Index Fund paid brokerage commissions during the fiscal years ended October 31, 1998, October 31, 1999 and October 31, 2000.

(8) Firstar Small Cap Index Fund is the accounting survivor of the reorganization transaction with First American Small Cap Index Fund. Firstar Small Cap Index Fund paid brokerage commissions during the fiscal years ended November 30, 1998, November, 1999 and October 31, 2000.

(9) Firstar Science & Technology Fund is the accounting survivor of the reorganization transaction with First American Science & Technology Fund. Firstar Science & Technology Fund paid brokerage commissions during the fiscal years ended November 30, 1998, November, 1999 and October 31, 2000.

(10) Firstar Micro Cap Fund is the accounting survivor of the reorganization transaction with First American Micro Cap Fund. Firstar Micro Cap Fund paid brokerage commissions during the fiscal years ended October 31, 1998, October 31, 1999 and October 31, 2000.

(11) Firstar Small Cap Core Fund is the accounting survivor of the reorganization transaction with First American Small Cap Core Fund. Firstar Small Cap Core Fund paid brokerage commissions during the fiscal years ended November 30, 1998, November, 1999 and October 31, 2000.

(12) Firstar Mid Cap Core Fund is the accounting survivor of the reorganization transaction with First American Mid Cap Core Fund. Firstar Mid Cap Core Fund paid brokerage commissions during the fiscal years ended October 31, 1998, October 31, 1999 and October 31, 2000.

(13) Firstar Large Cap Growth Fund is the accounting survivor of the reorganization transaction with First American Capital Growth Fund. Firstar Large Cap Growth Fund paid brokerage commissions during the fiscal years ended November 30, 1998, November, 1999 and October 31, 2000.

(14) Firstar Relative Value Fund is the accounting survivor of the reorganization transaction with First American Relative Value Fund. Firstar Relative Value Fund paid brokerage commissions during the fiscal years ended November 30, 1998, November, 1999 and October 31, 2000.

(15) Firstar Large Cap Core Fund is the accounting survivor of the reorganization transaction with First American Large Cap Core Fund. Firstar Large Cap Core Fund paid brokerage commissions during the fiscal years ended October 31, 1998, October 31, 1999 and October 31, 2000.

(16) Firstar Growth & Income Fund is the accounting survivor of the reorganization transaction with First American Growth & Income Fund. Firstar Growth & Income Fund paid brokerage commissions during the fiscal years ended October 31, 1998, October 31, 1999 and October 31, 2000.

(17) Firstar Bond IMMDEX Fund is the accounting survivor of the reorganization transaction with First American Bond IMMDEX Fund. Firstar Bond IMMDEX Fund paid brokerage commissions during the fiscal years ended October 31, 1998, October 31, 1999 and October 31, 2000.

(18) Firstar U.S. Government Securities Fund is the accounting survivor of the reorganization transaction with First American U.S. Government Securities Fund. Firstar U.S. Government Securities Fund paid brokerage commissions during the fiscal years ended November 30, 1998, November, 1999 and October 31, 2000.

(19) Firstar Missouri Tax Exempt Bond Fund is the accounting survivor of the reorganization transaction with First American Missouri Tax Free Fund. Firstar Missouri Tax Exempt Bond Fund paid brokerage commissions during the fiscal years ended November 30, 1998, November, 1999 and October 31, 2000.

         At September 30, 2000, Balanced Fund held equity securities of Chase Manhattan in the amount of $2,540,313, equity securities of Morgan Stanley in the amount of $1,984,194, and mortgage-backed securities of Merrill Lynch in the amount of $6,004,099; Equity Income Fund held equity securities of J.P. Morgan in the amount of $3,777,230; Equity Index Fund held equity securities of Chase Manhattan in the amount of $7,955,935, equity securities of J.P. Morgan in the amount of $2,755,646, equity securities of Merrill Lynch in the amount of $6,858,852, equity securities of Morgan Stanley in the amount of $13,521,229, and equity securities of Paine Webber in the amount of $1,314,676; Large Cap Growth Fund held equity securities of Morgan Stanley in the amount of $16,723,919; Large Cap Value Fund held equity securities of Chase Manhattan in the amount of $32,516,000 and equity securities of Morgan Stanley in the amount of $12,243,481; Corporate Bond Fund held mortgage-backed securities of Morgan Stanley in the amount of $973,891; Fixed Income Fund held corporate obligations of Goldman Sachs in the amount $14,193,750, mortgage-backed securities of J.P. Morgan in the amount of $10,378,682, mortgage-backed securities of Merrill Lynch in the amount of $21,350,154, and mortgage-backed securities of Morgan Stanley in the amount of $10,745,385; Intermediate Term Bond Fund held mortgage-backed securities of Merrill Lynch in the amount of $6,004,099, mortgage-backed securities of Morgan Stanley in the amount of $5,263,046, and corporate obligations of Salomon Smith Barney in the amount of $1,988,840; Short Term Bond Fund held asset-backed securities of Chase Manhattan in the amount of $2,558,259, corporate obligations of Goldman Sachs in the amount of $1,472,570, corporate obligations of Merrill Lynch in the amount of $688,856, corporate obligations of Morgan Stanley in the amount of $2,017,280, and mortgage-backed securities of Merrill Lynch in the amount of $4,853,782; and Strategic Income Fund held corporate obligations of Merrill Lynch in the amount of $910,580 and mortgage-backed securities of Morgan Stanley in the amount of $1,947,783, all of which are deemed to be "regular brokers or dealers" of the Funds.

                                  CAPITAL STOCK

         Each share of a Fund's $.0001 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

         Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or class of shares, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class of shares.

         Under the laws of the state of Maryland and FAIF's Bylaws, FAIF is not required to hold shareholder meetings unless they (i) are required by the 1940 Act, or (ii) are requested in writing by the holders of 10% or more of the outstanding shares of FAIF.

         As of January 2, 2001, the Funds were aware that the following persons owned of record five percent or more of the outstanding shares of each class of stock of the Funds:


------------------------------------------------- ------------------------------------------------------------
                                                               PERCENTAGE OF OUTSTANDING SHARES
------------------------------------------------- ------------------------------------------------------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
                                                  CLASS A     CLASS B     CLASS C     CLASS Y     CLASS S
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
BALANCED FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

BALANCED  A OMNIBUS ACCOUNT                       13.27%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

BALANCE  B OMNIBUS ACCOUNT                                    27.99%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

BALANCE  C OMNIBUS ACCOUNT                                                80.69%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           8.02%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NATIONAL ASSOCIATION CUST                                                     35.95%
DAILY VALUED RETIREMENT PROGRAMS
ATTN RECONCILIATION SPFT0401
180 E 5TH ST
ST PAUL, MN 55101-2672

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MUGGS AND CO.                                                                         30.79%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

BAND AND CO.                                                                          7.62%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CAPINCO                                                                               15.56%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE, WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       61

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
BALANCED FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NA CUST                                   76.64%
DIANE L SCHMIDT
IRA ROLLOVER
6863 CURTIS WAY
FLORENCE KY 41042-1312

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MAURICE A BOLAND                                  23.36%
4245 VALLEY QUAIL BLVD N
WESTERVILLE OH 43081-3734

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NA CUST                                   100.00%
MICHAEL J BASIE ROTH IRA
9342 CLOPTON CT
MENTOR OH 44060-1784

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       62

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
EQUITY INCOME FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

EQUITY INCOME  A OMNIBUS ACCOUNT                  23.86%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

EQUITY INCOME  B OMNIBUS ACCOUNT                              35.38%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303


------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

EQUITY INCOME  C OMNIBUS ACCOUNT                                          90.47%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303


------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           71.75%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NATIONAL ASSOCIATION CUST                                                     5.77%
DAILY VALUED RETIREMENT PROGRAMS
ATTN RECONCILIATION SPFT0401
180 E 5TH ST
ST PAUL, MN 55101-2672

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

BANK AND CO                                                                           9.28%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE, WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CAPINCO                                                                               7.96%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE, WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

BISYS BD SERVICES INC                                                                             21.91%
STEWART G SWIFT PO BOX 4054
CONCORD CA 94524-4054

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CAPINCO C/O FIRSTAR                                                                               77.55%
PO BOX 1787
MILWAUKEE WI  53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       63

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
EQUITY INDEX FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

EQUITY INDEX A  OMNIBUS ACCOUNT                   16.64%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

EQUITY INDEX  B OMNIBUS ACCOUNT                               30.51%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

EQUITY INDEX  C OMNIBUS ACCOUNT                                           43.93%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           27.82%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NATIONAL ASSOCIATION CUST                                                     14.59%
DAILY VALUED RETIREMENT PROGRAMS
ATTN RECONCILIATION SPFT0401
180 EAST 5TH ST
ST PAUL, MN 55101-2672

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

METLIFE DEFINED CONTRIBUTION GROUP                                                    9.20%
AS AGENT FOR FIRST TR NATL ASSOC TR
FBO UTD HEALTHCARE CORP 401 (K) SP
2 MONTGOMERY ST #3
JERSEY CITY NJ 07302-3802

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK TR                                                                            11.25%
US BANCORP CAP
U/A 01-01-1984
180 EAST 5TH ST STE SPEN0502
SAINT PAUL, MN 550101-2672

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MUGGS AND CO.                                                                         12.06%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CAPINCO                                                                               15.27%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE, WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRSTAR BANK TR                                                                                   33.20%
MERCANTILE BANCORPORATION INC- HORIZEN
ATTN GREG ANTRAINER
PO BOX 387
ST LOUIS MO 63166-0387

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MUGGS AND CO                                                                                      23.70%
C/O FIRSTAR EAST
PO BOX 1787
MILWAUKEE WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CAPINCO                                                                                           39.02%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE, WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       64

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
LARGE CAP GROWTH FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

LARGE CAP GROWTH A OMNIBUS ACCOUNT                62.54%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NATIONAL ASSOCIATION CUST                 5.29%
DAILY VALUED RETIREMENT PROGRAMS
ATTN RECONCILIATION SPFT0401
180 EAST 5TH ST
ST PAUL, MN 55101-2672

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

LARGE CAP GROWTH B OMNIBUS ACCOUNT                            35.08%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303


------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

LARGE CAP GROWTH C OMNIBUS ACCOUNT                                        87.23%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           80.63%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NATIONAL ASSOCIATION CUST                                                     7.35%
DAILY VALUED RETIREMENT PROGRAMS
ATTN RECONCILIATION SPFT0401
180 EAST 5TH ST
ST PAUL, MN 55101-2672

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CAPINCO                                                                               10.60%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE, WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       65

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
LARGE CAP VALUE FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

LARGE CAP VALUE A OMNIBUS ACCOUNT                 57.96%
USBANCORP   PIPER   JAFFRAY  FOR  THE  EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

LARGE CAP VALUE B OMNIBUS ACCOUNT                             39.91%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

LARGE CAP VALUE  C OMNIBUS ACCOUNT                                        89.42%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           65.06%
P.O. BOX 64482
ST PAUL, MN 55164-0482


------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CAPINCO                                                                               9.33%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE, WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NATIONAL ASSOCIATION CUST                                                     23.92%
DAILY VALUED RETIREMENT PROGRAMS
ATTN RECONCILIATION SPFT0401
180 EAST 5TH ST
ST PAUL, MN 55101-2672

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRST AMERICAN FUNDS                                                                              100.00%
ATTN TEENA LARSON MPFP 1922
601 2ND AVE S
MINNEAPOLIS MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       66

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
MICRO CAP
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MICRO CAP  A OMNIBUS ACCOUNT                      7.07%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CHARLES SCHWAB AND CO INC FOR THE EXCLUSIVE      35.92%
BENEFIT OF ITS CUSTOMERS
ATTN MUTUAL FUNDS
101 MONTGOMERY ST
SAN FRANCISCO CA 94101-4122

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MICRO CAP  C OMNIBUS ACCOUNT                                              99.94%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           18.07%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MUGGS AND CO                                                                          5.80%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

BAND AND CO                                                                           10.63%
C/O FIRSTAR TRUST CO
PO BOX 1787
MILWAUKEE WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CAPINCO                                                                               55.31%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE, WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRSTAR TRUST                                                                         5.55%
C/O FIRSTAR TRUST
PO BOX 1787
MILWAUKEE WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRSTAR TRUST                                                                                     13.54%
ATTN MUTUAL FUNDS/INCOM
PO BOX 1787
MILWAUKEE WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MUGGS AND CO                                                                                      64.01%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

BAND AND CO                                                                                       18.30%
C/O FIRSTAR
PO BOX 1787
MILWAUKEE  WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       67

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
MID CAP GROWTH FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MID CAP GROWTH A OMNIBUS ACCOUNT                  72.72%
USBANCORP   PIPER   JAFFRAY  FOR  THE  EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MID CAP GROWTH B OMNIBUS ACCOUNT                              42.41%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MID CAP GROWTH C OMNIBUS ACCOUNT                                          79.91%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           18.12%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           42.42%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NATIONAL ASSOCIATION CUST                                                     9.84%
DAILY VALUED RETIREMENT PROGRAMS
ATTN RECONCILIATION SPFT0401
180 EAST 5TH ST
ST PAUL, MN 55101-2672

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           8.21%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK TR                                                                            8.18%
US BANCORP CAP
U/A 01-01-1984
180 EAST 5TH ST STE SPEN0502
SAINT PAUL, MN 550101-2672

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CAPINCO                                                                               11.64%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE, WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRST AMERICAN FUNDS                                                                              5.43%
ATTN TEENA LARSON BCMNH05M
800 NICOLLET MALL
MINNEAPOLIS MN 55402

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MUGGS AND CO.                                                                                     94.57%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787



                                       68

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
MID CAP VALUE FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MID CAP VALUE A OMNIBUS ACCOUNT                   30.57%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MID CAP GROWTH B OMNIBUS ACCOUNT                              39.51%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MID CAP GROWTH C OMNIBUS ACCOUNT                                          70.73%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           61.95%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NATIONAL ASSOCIATION CUST                                                     13.73%
DAILY VALUED RETIREMENT PROGRAMS
ATTN RECONCILIATION SPFT0401
180 EAST 5TH ST
ST PAUL, MN 55101-2672

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK TR                                                                            13.82%
US BANCORP CAP
U/A 01-01-1984
180 EAST 5TH ST STE SPEN0502
SAINT PAUL, MN 550101-2672

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CAPINCO                                                                               9.71%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE, WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MUGGS AND CO.                                                                                     99.98%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       69

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
SMALL CAP GROWTH FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

SMALL CAP GROWTH A OMNIBUS ACCOUNT                59.63%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
                                                  10.11%
US BANK NATIONAL ASSOCIATION CUST
DAILY VALUED RETIREMENT PROGRAMS
ATTN RECONCILIATION SPFT0401
180 EAST 5TH ST
ST PAUL, MN 55101-2672

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

SMALL CAP GROWTH B OMNIBUS ACCOUNT                            37.39%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

SMALL CAP GROWTH C OMNIBUS ACCOUNT                                        81.79%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           83.04%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NATIONAL ASSOCIATION CUST                                                     7.20%
DAILY VALUED RETIREMENT PROGRAMS
ATTN RECONCILIATION SPFT0401
180 EAST 5TH ST
ST PAUL, MN 55101-2672

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK TR                                                                            5.63%
USBANCORP CAP
U/A 01-01-1984
180 5TH ST E STE SPEN0502
ST PAUL, MN 55101-2672

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRST AMERICAN FUNDS                                                                              9.42%
ATTN TEENA LARSON
601 2ND AVE S
MINNEAPOLIS MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MUGGS AND CO.                                                                                     90.58%
C/O FIRSTAR  BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       70

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
SMALL CAP VALUE FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

SMALL CAP VALUE A OMNIBUS ACCOUNT                 19.17%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

UMB BANK NA                                                   27.52%
ANDERSON CORPORATION 401 (K)
C/O JP MORGAN / AMERICAN CENTURY
RETIREMENT PLAN SERVICES
PO BOX 419784
KANSAS CITY, MO 64141-6784

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

SMALL CAP VALUE  B OMNIBUS ACCOUNT                            38.55%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303


------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

SMALL CAP VALUE  C OMNIBUS ACCOUNT                                        81.59%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO. VAR AND CO.                                                               14.40%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           39.24%
P.O. BOX 64482
ST PAUL, MN 55164-0482


------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NATIONAL ASSOCIATION CUST                                                     13.28%
DAILY VALUED RETIREMENT PROGRAMS
ATTN RECONCILIATION SPFT0401
180 EAST 5TH ST
ST PAUL, MN 55101-2672

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           6.58
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK TR                                                                            18.03%
USBANCORP CAP
U/A 01-01-1984
180 5TH ST E STE SPEN0502
ST PAUL, MN 55101-2672

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRST AMERICAN FUNDS                                                                              100.00%
ATTN TEENA LARSON BCMNH05M
800 NICOLLET MALL
MINNEAPOLIS MN 55402

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       71

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
EMERGING MARKETS FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

EMERGING MARKETS A OMNIBUS ACCOUNT                68.19%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

EMERGING MARKETS B OMNIBUS ACCOUNT                            16.55%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

RBC DAIN RAUSCHER CUSTODIAN                                   8.08%
DANA LALLO
INDIVIDUAL RETIREMENT ACCOUNT
6838 W ELM HURST AVE
LITTLETON, CO 80128-5611

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

BEAR STEARNS SECURITIES CORP                                  40.70%
FBO 748-52940-24
1 METROTECH CENTER NORTH
BROOKLYN, NY 11201-3870

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

EMERGING MARKETS C OMNIBUS ACCOUNT                                        93.00%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           18.65%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           48.53%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           6.66%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CAPINCO                                                                               23.70%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE, WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRST AMERICAN FUNDS                                                                              100.00%
ATTN TEENA LARSON
601 2ND AVE S
MINNEAPOLIS MN 55402-4303


                                       72


------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
STRATEGIC INCOME FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                                              28.70%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

STRATEGIC INCOME B OMNIBUS ACCOUNT
USBANCORP   PIPER   JAFFRAY  FOR  THE  EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                                              6.14%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANCORP INVESTMENTS
FBO 35268231
100 S 5TH ST STE 1400
MINNEAPOLIS, MN  55402-1217

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                                              5.35%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

NFSC FEBO MER-112577
EDNA E WORKER
WORKER TTEE
420 S KIRKWOOD RD APT 310
KIRKWOOD. MO 63122-6164


------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                                              7.23%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

NFSC FEBO #M22-801461
CLARA A LIVENSPARGER TTEE
CLAR A LIVENSPARGER T
DTD U/A 9/24/98
826 SAPPINGTON RD
CRESTWOOD, MO 63126-1003


------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           63.43%
P.O. BOX 64482
ST PAUL, MN 55164-0482
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           14.23%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CAPINCO                                                                               15.45%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE, WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------




                                       73


------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
ARIZONA TAX FREE FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

ARIZONA TAX FREE A OMNIBUS ACCOUNT                91.08%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

ARIZONA TAX FREE C OMNIBUS ACCOUNT                                        94.33%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           79.73%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRSTAR TRUST                                                                         15.72%
C/O FIRSTAR
PO BOX 1787
MILWAUKEE WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       74

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
CALIFORNIA INTERMEDIATE TAX FREE FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANCORP INVESTMENTS                            47.36%
FBO 118602021
100 S 5TH ST STE 1400
MINNEAPOLIS, MN 55402-1217

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           99.99%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
OHIO TAX FREE
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

STEPHEN L SAHLFELD                                8.55%
3615 BRENTWOOD AVE
CINCINNATTI OH 45208-1925

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

UNITED MEDICAL RESOURCES                          76.83%
5151 PFEIFFER RD
CINCINNATTI OH 45242-4854

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRSTAR BANK NA                                                                                   97.60%
ATTN ACH DEPT SL-TW-17TF
PO BOX 387
ST LOUIS MO 63166-0387

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
GOVERNMENT OBLIGATIONS FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

DONALDSON LUFKIN JENRETTE                         5.85%
SECURITES CORP INC
PO BOX 2052
JERSEY CITY NJ 07303-2052

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NA                                                                            44.94%
US BANK TRUST CENTER
ATTN LINDA FRITZ SPER0603
180 5TH ST E
ST PAUL, MN 55101-2672


------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

SPECIAL   CUSTODY   ACCOUNT  FOR  THE  EXCLUSIVE                                      41.10%
BENEFIT   OF   CUSTOMERS   OF  FBS   INVESTMENTS
SERVICES INC.
100 S 5TH ST STE 1400
ATTN:  MONEY FUND UNIT R/R
MINNEAPOLIS, MN 55402-1217

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRSTAR BANK                                                                          8.85%
PO BOX 387
ST LOUIS, MO 63166-0387

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

BAND AND CO                                                                                       99.90%
ATTN ACM DEPT SL-TW-17TF
PO BOX 387
ST LOUIS MO 63166-0387

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MN TAX FREE OMNIBUS ACCOUNT                       77.02%
USBANCORP   PIPER   JAFFRAY  FOR  THE  EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MN TAX FREE Y OMNIBUS ACCOUNT                                                         8.42%
USBANCORP   PIPER   JAFFRAY  FOR  THE  EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           77.76%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           5.49%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------


                                       75

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
TAX FREE OBLIGATIONS FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

TAX  FREE OBLIGATIONS OMNIBUS ACCOUNT             63.76%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NA                                        24.63%
ATTN: LYNN FLAGSTAD
800 NICOLLET AVE BC-MN-H18U
MINNEAPOLIS, MN 55402-7020

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NA                                                                            87.72%
US BANK TRUST CENTER
ATTN LINDA FRITZ SPER0603
180 5TH ST E
ST PAUL, MN 55101-2672

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRSTAR BANK                                                                          9.07%
PO BOX 387
ST LOUIS, MO 63166-0387

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRSTAR BANK DISC                                                                                 98.39%
ATTN ACH DEPT SL-TW-17TF
PO BOX 387
ST LOUIS MO 63166-0387

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       76

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
NEBRASKA TAX FREE FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

NEBRASKA  TX/FR  A OMNIBUS ACCOUNT                28.27%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

DEAN WITTER FOR THE BENEFIT OF MARCUS YOUNG       9.61%
PO BOX 250 CHURCH ST STATION
NEW YORK NY 10008-0250

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

DEAN WITTER FBO                                   9.61
COZAD TELEPHONE CO.
PO BOX 250 CHURCH ST STATION
NW YORK NY 1008-0250

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANCORP INVESTMENTS                            9.61%
FBO 170111561
100 S 5TH ST STE 1400
MINNEAPOLIS MN 55402-1217

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

UBATCO AND CO                                     27.40%
ATTN TRUST OPERATIONS
PO BOX 82535
LINCOLN NE 68501-2535

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

NEBRASKA  TX/FR  COMNIBUS ACCOUNT                                         72.59%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

PRIMEVEST FINANCIAL SERVICES FBO                                          11.98%
BRIAN J ENGEL
29129173
400 FIRST STREET SO SUITE 300
PO BOX 283
ST CLOUD MN 56302-0283

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

DONALDSON LUFKIN JENRETTE                                                 11.91%
SECURITES CORP INC
PO BOX 2052
JERSEY CITY NJ 07303-2052

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           97.56%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       77

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
OREGON INTERMEDIATE TAX FREE FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

ORE INTMED TX/FR  A OMNIBUS ACCOUNT               13.90%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

DOROTHY L HART                                    5.33%
1605OAK ST
LA GRANDE OR 97850-1435

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FLORENCE L HART                                   5.33%
1310 WALNUT ST
LA GRANDE OR 97850-1435

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

BANK OF CASCADES                                  12.59%
TTEES FRO MARY S DEFREMERY
1125 NW BOND ST
BEND OR 97701-1925

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VERB AND CO.                                      9.90%
4380 SW MACADAM AVE STE 450
PORTLAND OR 97201-6407

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

REDE AND CO.                                      16.08%
4380 SW MACADAM AVE STE 450
PORTLAND OR 97201-6407

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           93.45%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       78

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
TAX FREE FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

TAX FREE A OMNIBUS ACCOUNT                        68.72%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

TAX FREE C OMNIBUS ACCOUNT                                                39.77%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

NFSC FEBO # BAH-352918                                                    52.61%
KAREN A SWANSON
WESLEY G SWANSON JTTEN
277 CTY ROAD B
WOODVILLE WI 54028

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           10.65%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           5.76%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

BAND AND CO.                                                                          77.80%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE, WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------


                                       79

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
MID CAP INDEX FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MID CAP INDEX A  OMNIBUS ACCOUNT                  18.51%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                                              6.63%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

NFSC FEBO # BCD-032360
NFSC/FMTC IRA ROLLOVER
FBO MARYE ZENZOLA
2204 MAGNOLIA CT W
BUFFALO GROVE IL 60089-6644

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

DAVID A GLASS                                                             7.17%
1121 BRONZE MEDAL RD
OKLAHOMA CITY OK 73160-7975

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MID CAP INDEX C  OMNIBUS ACCOUNT                                          55.51%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

LPL FINANCIAL SERVICES                                                    32.73%
A/C 3414-7693
9785 TOWNE CENTER DRIVE
SAN DIEGO CA 92121-1968

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           34.65%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MUGGS AND CO.                                                                         14.97%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

BAND AND CO.                                                                          18.26%
C/O FIRSTAR
PO BOX 1787
MILWAUKEE WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CAPINCO                                                                               22.98%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE, WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MUGGS AND CO.                                                                                     49.24%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
BAND AND CO.
C/O FIRSTAR                                                                                       31.23%
PO BOX 1787
MILWAUKEE WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CAPINCO                                                                                           19.53%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE, WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       80

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
PRIME OBLIGATIONS FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

PRIME OBLIGATIONS A  OMNIBUS ACCOUNT              68.93%
USBANCORP   PIPER   JAFFRAY  FOR  THE  EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303


------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NA                                        7.91%
US BANK TRUST CENTER
ATTN LINDA FRITZ SPER0603
180 5TH ST E
ST PAUL, MN 55101-2672

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE         19.22%
BENEFIT OF CUSTOMERS OF FBS
INVESTMENTS SERVICES INC.
100 S 5TH ST STE 1400
ATTN:  MONEY FUND UNIT R/R
MINNEAPOLIS, MN 55402-1217

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                                              30.95%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

PRIME OBLIGATIONS B  OMNIBUS ACCOUNT
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

PRIME OBLIGATIONS C  OMNIBUS ACCOUNT                                      72.07%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

C/O RON WAUTERS                                                           5.04%
NFSC FEBO #MER-031062
PELLA REGIONAL HEALTH CENTER
HILLTOP
404 JEFFERSON
PELLA IA 50219-1257

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

PRIME OBLIGATIONS INST Y OMNIBUS ACCOUNT                                              9.44%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NA                                                                            36.97%
US BANK TRUST CENTER
ATTN LINDA FRITZ SPER0603
180 5TH ST E
ST PAUL, MN 55101-2672

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

SPECIALCUSTODY ACCOUNT FOR THE EXCLUSIVE                                             40.57%
BENEFIT OF CUSTOMERS OF FBS INVESTMENTS
SERVICES INC.
100 S 5TH ST STE 1400
ATTN:  MONEY FUND UNIT R/R
MINNEAPOLIS, MN 55402-1217

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRSTAR BANK                                                                          7.34%
PO BOX 387
ST LOUIS, MO 63166-0387

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRSTAR BANK                                                                                      100.00%
PO BOX 387
ST LOUIS MO 63166-0387

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       81

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
SMALL CAP INDEX FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

SMALL CAP INDEX A OMNIBUS ACCOUNT                 38.87%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

NFSC FEBO M22-901857                              12.49%
FNSC FMTC IRA
FBO BERNARD N FRANK
14052 AGUSTA DR
CHESTERFIELD MO 63017-3302

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                                              6.83%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NA CUST
EUNICE I WATERS IRA ROLLOVER
2118 GLENSIDE AVE
CINCINNATTI OH 45212-1140

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                                              6.50%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

NFSC FEBO BAH-889083
FNSC FMTC ROLLOVER  IRA
FBO PAULA M ROHRER
1730 CROSS ST
MANITOWOC WI 54220-1837

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                                              6.45%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

NFSC FEBO # MRA-03842
FNSC FMTC IRA
FBO JANIS KAY DONNELL
2827 PLATTIN RD
FESTUS MO 63028-3957

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                                              6.39%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

NFSC FEBO BCC-098094
ELIZABETH PASEK
515 KAREN DR
BEREA OH 44017-1635

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                                              6.01%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NA CUSTOMER
ARCHIE BRIDGES IRA ROLLOVER
PO BOX 5518
VERNON HILLS IL 60061-5518

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                                              7.89%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

NFSC FEBO BCD-059277
NFS/FMTC IRA
FBO ROBERT MCGAHEY
9 STUBBLEFIELD RD
WAYNESBORO VA 22980-9239

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                                              12.96%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

USBANCORP PIPER JAFFRAY
A/C 4533-4053
US BANCORP CENTER
800 NICOLLET MALL
MINNEAPOLIS MN 55402-7000

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                                              8.35%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

DR KEUHSUN LEW MD CUST
DR KEUHSUN LEW MD INC PENSION PLAN
1724 HIDDEN OAK TRAIL
MANSFIELD OH 44906-3559

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

DAVID A GLASS                                                             11.67%
1121 BRONZE MEDAL RD
OKLAHOMA CITY OK 73160-7975

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

SMALL CAP INDEX C OMNIBUS ACCOUNT                                         30.74%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

LPL FINANCIAL SERVICES                                                    20.06%
A/C 6142-6279
9785 TOWNE CENTER DR
SAN DIEGO CA 92121-1968

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

LPL FINANCIAL SERVICES                                                    22.43%
A/C 4092-9446
9785 TOWNE CENTER DR
SAN DIEGO CA 92121-1968

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

LPL FINANCIAL SERVICES                                                    13.27%
A/C 3414-7693
9785 TOWNE CENTER DR
SAN DIEGO CA 92121-1968

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           72.54%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

BAND AND CO                                                                           8.45%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CAPINCO                                                                               9.57%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE, WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRSTAR BANK                                                                                      90.06%
TRUSTEE OF THE  MERCANTILE  BANCORPORATION  INC-
HORIZEN
ATTN GREG ANTRAINER
PO BOX 387
ST LOUIS MO  63166-0387

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       82

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
SCIENCE & TECHNOLOGY FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

SCIENCE AND TECHNOLOGY A OMNIBUS ACCOUNT          9.85%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

NFSC FEBO #BCD-033529                             8.56%
NFS/FMTC IRA
FBO RICHARD WOLDING
PO BOX 68
NELSONVILLE WI 54458-0068

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

NFSC FEBO #BCC-101869                             6.93%
AVAI EILON
3701 COMMERCIAL AVE #12
NORTHBROOK IL 60062-1835

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

SCIENCE AND TECHNOLOGY C OMNIBUS ACCOUNT                                  94.00%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           7.02%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MUGGS AND CO                                                                          46.02%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

BAND AND CO                                                                           22.81%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CAPINCO                                                                               14.66%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE, WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MUGGS AND CO                                                                                      88.70%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CAPINCO                                                                                           6.60%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE, WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       83

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
TREASURY OBLIGATIONS FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

TREASURY OBLIGATIONS A OMNIBUS ACCOUNT            5.00%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
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------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NA                                        43.19%
US BANK TRUST CENTER
ATTN LINDA FRITZ SPER0603
180 5TH ST E
ST PAUL, MN 55101-2672

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
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SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE         44.53%
BENEFIT OF CUSTOMERS OF FBS
INVESTMENTS SERVICES INC.
800 NICOLLET MALL
ATTN:  MONEY FUND UNIT R/R
MINNEAPOLIS, MN 55402-7020

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRSTAR BANK                                      6.32%
PO BOX 387
ST LOUIS, MO 63166-0387

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NA                                                                            60.06%
US BANK TRUST CENTER
ATTN LINDA FRITZ SPER0603
180 5TH ST E
ST PAUL, MN 55101-2672

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE                                             20.55%
BENEFIT OF CUSTOMERS OF FBS INVESTMENTS
SERVICES INC.
100 S 5TH ST STE 1400
ATTN:  MONEY FUND UNIT R/R
MINNEAPOLIS, MN 55402-1217
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRSTAR BANK                                                                          18.31%
PO BOX 387
ST LOUIS, MO 63166-0387

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRSTAR BANK NA                                                                                   67.36%
ATTN ACH DEPT SL-TW-17TF
PO BOX 387
ST LOUIS MO 63166-0387

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRSTAR BANK NA CINCINATTI                                                                        29.84%
ATTN ACH DEPT SL-TW-17TF
PO BOX 387
ST LOUIS MO 63166-0387

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       84

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
TREASURY RESERVE
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NA                                        70.69%
ATTN LIDA FLAGSTAD
800 NICOLLET AVE BC-MN-H18U
MINNEAPOLIS MN 55402-7020

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

NATIONAL FINANCIAL SERVICES CORP                  13.38%
FOR EXCL BEN OF CUSTOMERS
ATTN MUTUAL FUNDS DEPT 5TH FLOOR
200 LIBERTY ST
1 WORLD FINANCIAL CTR
NEW YORK NY 10281-1003

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRSTAR BANK NA CINCINNATTI                       15.30%
ATTN ACM DEPT SL-TW-17TF
PO  BOX 387
ST LOUIS MO 63166-0387

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
MICRO CAP VALUE  FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                                              100.00%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

THOMAS J THIEM
3121 HASENUER CT
NORTH PLATTE NE 69101-0909

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
OHIO TAX EXEMPT MONEY MARKET
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRST AMERICAN FUNDS                                                                  100.00%
ATTN TEENA LARSEN BCMNH05M
800 NICOLLET MALL
MINNEAPOLIS MN 55402

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       85

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
TECHNOLOGY FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

TECHNOLOGY A OMNIBUS ACCOUNT                      35.01%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NATIONAL ASSOCIATION CUST                 8.28%
DAILY VALUED RETIREMENT PROGRAMS
ATTN RECONCILIATION SPFT0401
180 E 5TH ST
ST PAUL, MN 55101-2672

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIDELITY INVESTMENTS INSTL OPS CO                 5.09%
AGENT FOR CERTAIN EMPLOYEE BENE PLN
100 MAGELLAN WAY-KWIC
COVINTON KY  41015-1999

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CHARLES SCHWAB & CO INC                           8.68%
SPECIAL CUSTODY ACCOUNT
FOR BENEFIT OF CUSTOMERS
ATTN MUTUAL FUNDS
101 MONTGOMERY ST
SAN FRANCISCO CA  94104-4122

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

TECHNOLOGY B OMNIBUS ACCOUNT                                  31.46%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

TECHNOLOGY C OMNIBUS ACCOUNT                                              74.26%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR & CO                                                                              19.63%
P O BOX 64482
ST PAUL MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR & CO                                                                              11.19%
P O BOX 64482
ST PAUL MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NATIONAL ASSOCIATION CUST                                                     41.98%
DAILY VALUED RETIREMENT PROGRAMS
ATTN RECONCILIATION SPFT0401
180 EAST 5TH STREET
ST PAUL MN  55101-2672

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR & CO                                                                              15.55%
P O BOX 64482
ST PAUL MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CAPINCO                                                                               8.05%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI  53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRST AMERICAN FUNDS                                                                              100.00%
ATTN TEENA LARSON MPFP 1922
601 2ND AVE S
MINNEAPOLIS MN  55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       86

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
HEALTH SCIENCES FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

HEALTH SCIENCE A OMNIBUS ACCOUNT                  43.04%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NATIONAL ASSOCIATION CUST                 7.34%
DAILY VALUED RETIREMENT PROGRAMS
ATTN RECONCILIATION SPFT0401
180 EAST 5TH ST
ST PAUL, MN 55101-2672

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

U S BANCORP INVESTMENTS INC                       8.50%
FBO 130266871
100 SOUTH FIFTH STREET SUITE 1400
MINNEAPOLIS MN  55402-1217

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

HEALTH SCIENCE B OMNIBUS ACCOUNT                              36.95%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

HEALTH SCIENCE C OMNIBUS ACCOUNT                                          83.99%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR & CO                                                                              23.17%
P O  BOX 64482
ST PAUL MN  55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NATIONAL ASSOCIATION CUST                                                     12.27%
DAILY VALUED RETIREMENT SERVICES
ATTN RECONCILIATION SPFT0401
180 EAST 5TH STREET
ST PAUL MN  55101-2672
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR & CO                                                                              53.18%
P O  BOX 64482
ST PAUL MN  55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRST AMERICAN FUNDS                                                                              78.46%
ATTN TEENA LARSON MPFP 1922
601 2ND AVE S
MINNEAPOLIS MN  55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CAPINCO                                                                                           21.54%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI  53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       87

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
REAL ESTATE SECURITIES FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

REAL ESTATE SEC A OMNIBUS ACCOUNT                 27.50%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

UNIFIED TRUST COMPANY NA OMNIBUS                  19.33%
2353 ALEXANDRIA DR STE 100
LEXINGTON KY  40504-3208

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

REAL ESTATE SEC B OMNIBUS ACCOUNT                             40.66%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

REAL ESTATE SEC C OMNIBUS ACCOUNT                                         92.97%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR & CO                                                                              33.06%
P O BOX 64482
ST PAUL MN  55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR & CO                                                                              9.45%
P O BOX 64482
ST PAUL MN  55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR & CO                                                                              20.66%
P O BOX 64482
ST PAUL MN  55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

BAND & CO                                                                             19.70%
C/O FIRSTAR BANK
PI BOX 1787
MILWAUKEE WI  53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRSTAR TRUST                                                                         8.43%
C/O FIRSTAR
PO BOX 1787
MILWAUKEE WI  53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MUGGS & CO                                                                                        44.24%
C/O FIRSTAR TRUST CO
PO BOX 1787
MILWAUKEE WI  53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CAPINCO                                                                                           54.71%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI  53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       88

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
INTERNATIONAL FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

INTERNATIONAL A OMNIBUS ACCOUNT                   50.25%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NATIONAL ASSOCIATION CUST                 6.14%
DAILY VALUED RETIREMENT PROGRAMS
ATTN RECONCILIATION SPFT0401
180 EAST 5TH ST
ST PAUL, MN 55101-2672

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CHARLES SCHWAB & CO INC                           5.90%
SPECIAL CUSTODY ACCOUNT
FOR BENEFIT OF CUSTOMERS
ATTN MUTUAL FUNDS
101 MONTGOMERY ST
SAN FRANCISCO CA  94104-4122

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

INTERNATIONAL B OMNIBUS ACCOUNT                               48.37%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

INTERNATIONAL C OMNIBUS ACCOUNT                                           80.73%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR & CO                                                                              17.42%
P O BOX 64482
ST PAUL MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR & CO                                                                              25.91%
P O BOX 64482
ST PAUL MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NATIONAL ASSOCIATION CUST                                                     7.13%
DAILY VALUED RETIREMENT PROGRAMS
ATTN RECONCILIATION SPFT0401
180 EAST 5TH STREET
ST PAUL MN  55101-2672

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR & CO                                                                              14.12%
P O BOX 64482
ST PAUL MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK TR                                                                            6.31%
US BANCORP CAP
U/A 01-01-1984
180 5TH ST E STE SPEN0502
SAINT PAUL MN  55101-2672
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

BAND & CO                                                                             8.47%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WE  53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CAPINCO                                                                               13.34%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRSTAR  BANK                                                                                     51.86%
TRUSTEE OF THE MERCANTILE
BANCORPORATION INC - HORIZEN
ATTN GREG ANTRAINER
PO BOX 387
SAINT LOUIS MO  63166-0387

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MUGGS & CO                                                                                        20.01%
C/O FIRSTAR EAST
PO BOX 1787
MILWAUKEE WI  53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

BAND & CO                                                                                         5.96%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI  53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CAPINCO                                                                                           15.95%
C/O FIRSTAR
PO BOX 1787
MILWAUKEE WI  53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRSTAR TRUST                                                                                     6.04%
C/O FIRSTAR
PO BOX 1787
MILWAUKEE WI  53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       89

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
CORPORATE BOND FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CORP BOND C OMNIBUS ACCOUNT                                               84.45%
USBANCORP PIPER JAFFRAY FOR THE
EXCLUSIVE BENEFITS OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS MN  55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR & CO                                                                              36.60%
P O BOX 64482
ST PAUL MN  55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR & CO                                                                              10.73%
P O BOX 64482
ST PAUL MN  55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MUGGS & CO                                                                            6.17%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI  53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

BAND & CO                                                                             39.16%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI  53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MUGGS & CO                                                                                        45.64%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI  53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CAPINCO                                                                                           51.10%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI  53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
FIXED INCOME FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIXED INCOME A OMNIBUS ACCOUNT                    36.35%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIXED INCOME B OMNIBUS ACCOUNT                                29.94%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIXED INCOME C OMNIBUS ACCOUNT                                            71.02%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

NFSC FEBO # BCC-083275                                                    8.08%
TIMOTHY F MADDEN TTEE
ROSEBUD CHAR REMAINDER UNITRUST
U/A 12/22/00
1876 GLUEK LANE
ROSEVILLE MN  55113-3851

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           49.26%
P.O. BOX 64482
ST PAUL, MN 55164-0482


------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US BANK NATIONAL ASSOCIATION CUST                                                     10.07%
DAILY VALUED RETIREMENT PROGRAMS
ATTN RECONCILIATION SPFT0401
180 EAST 5TH ST
ST PAUL, MN 55101-2672

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           7.09%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

BAND & CO                                                                             14.20%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI  53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CAPINCO                                                                               12.50%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI  53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRSTAR BANK                                                                                      30.62%
TRUSTEE OF THE MERCANTILE
BANCORPORATION INC - HORIZEN
ATTN GREG ANTRAINER
PO BOX 387
SAINT LOUIS MO  63166-0387

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

REXTEX & CO                                                                                       20.59%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI  53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CAPINCO                                                                                           46.63%
C/O FIRSTAR TRUST CO
PO BOX 1787
MILWAUKEE WI  53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       90

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
HIGH YIELD BOND FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

HIGH YIELD A OMNIBUS ACCOUNT                      82.31%
USBANCORP PIPER JAFFRAY FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS MN  55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

HIGH YIELD B OMNIBUS ACCOUNT                                  59.45%
USBANCORP PIPER JAFFRAY FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS MN  55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

NFSC FEBO # BAH-678848                                        8.06%
HELEN R FREYMARK TTEE
HELEN R FREYMARK LIV TRUST
U/A 7/23/98
441 NORTH PARK BLVD UNIT 2G
GLEN ELLYN IL  60137-4614

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

US CLEARING CORP                                              20.36%
FBO 172-04798-13
26 BROADWAY
NEW YORK NY  10004-1703

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

HIGH YIELD C OMNIBUS ACCOUNT                                              99.00%
USBANCORP PIPER JAFFRAY FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFT 1922
601 2ND AVE S
MINNEAPOLIS MN  55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CAPINCO                                                                               91.64%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI  53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRST AMERICAN FUNDS                                                                              100.00%
ATTN TEENA LARSON MPFP1922
601 2ND AVE S
MINNEAPOLIS MN  55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       91

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
INTERMEDIATE TERM BOND FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

INTER TERM INC A OMNIBUS ACCOUNT                  28.17%
USBANCORP PIPER JAFFRAY FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
ATTN:  TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS MN  55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MCWOOD & CO                                       13.15%
PO BOX 29522
RALEIGH NC  27626-0522

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRSTAR TRUST                                                                         6.74%
C/O FIRSTAR
PO BOX 1787
MILWAUKEE WI  53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MUGGS & CO                                                                                        46.23%
C/O FIRSTAR EAST
PO BOX 1787
MILWAUKEE WI  53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

BAND & CO                                                                                         25.63%
C/O FIRSTAR
PO BOX 1787
MILWAUKEE WI  53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CAPINCO                                                                                           20.77%
C/O FIRSTAR
PO BOX 1787
MILWAUKEE WI  53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRSTAR TRUST                                                                                     7.20%
C/O FIRSTAR
PO BOX 1787
MILWAUKEE WI  53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
SHORT TERM BOND FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

LTD TERM INC A OMNIBUS ACCOUNT                    14.72%
USBANCORP PIPER JAFFRAY FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
ATTN:  TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS MN  55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

FIRSTAR TRUST                                                                         6.04%
C/O FIRSTAR
PO BOX 1787
MILWAUKEE WI  53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MUGGS & CO                                                                                        21.95%
C/O FIRSTAR TRUST CO
ATTN MUTUAL FUNDS/INCOME
PO BOX 1787
MILWAUKEE WI 53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

BAND & CO                                                                                         50.44%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI  53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

CAPINCO                                                                                           27.61%
A PARTNERSHIP
ATTN MUTUAL FUNDS/INCOME
PO BOX 1787
MILWAUKEE WI  53201-1787

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       92

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
CALIFORNIA TAX FREE
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
Calif TAX FREE OMNIBUS ACCOUNT                    41.96%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
Calif TAX FREE C OMNIBUS ACCOUNT                                          89.71%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
US BANCORP INVESTMENTS                                                    10.00%
FBO 124245781
100 SOUTH FIFTH STREET SUITE 1400
MINNEAPOLIS MN 55402-1217
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
VAR AND CO.                                                                           59.88%
P.O. BOX 64482
ST PAUL, MN 55164-0482
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
VAR AND CO.                                                                           21.97%
P.O. BOX 64482
ST PAUL, MN 55164-0482
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
SAND & CO                                                                             18.15%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       93

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
COLORADO INTERMEDIATE TAX FREE
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
COLO INTER TX/FR A OMNIBUS ACCOUNT                11.61%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
UMBSC & CO                                        17.96%
IC GEORGE R WEBSTER TRUST
A/C #51-1504-00-3
PO BOX 419260
KANSAS CITY MO 64141-6260
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
US BANCORP INVESTMENTS                            8.88%
FBO 180642381
100 SOUTH FIFTH STREET SUITE 1400
MINNEAPOLIS MN 55402-1217
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
US BANCORP INVESTMENTS                            8.83%
FBO 124245781
100 SOUTH FIFTH STREET SUITE 1400
MINNEAPOLIS MN 55402-1217
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
VAR AND CO.                                                                           36.56%
P.O. BOX 64482
ST PAUL, MN 55164-0482
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
VAR AND CO.                                                                           56.88%
P.O. BOX 64482
ST PAUL, MN 55164-0482
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       94

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
COLORADO TAX FREE
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
COLO TAX FREE  OMNIBUS ACCOUNT                    43.27%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
US BANCORP INVESTMENTS                            5.36%
FBO 111200371
100 SOUTH FIFTH STREET SUITE 1400
MINNEAPOLIS MN 55402-1217
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
US BANCORP INVESTMENTS                            5.07%
FBO 124024421
100 SOUTH FIFTH STREET SUITE 1400
MINNEAPOLIS MN 55402-1217
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
INVESTORS INDEPENDENT TRUST CO                    5.66%
FBO VISTA BANK
507 CANYON BLVD
BOULDER CO 80302-5058
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
COLO TAX FREE C  OMNIBUS ACCOUNT                                          90.41%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
LPL FINANCIAL SERVICES                                                    6.24%
A/C 1245-1496
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA 92121-1968
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
VAR AND CO.                                                                           66.60%
P.O. BOX 64482
ST PAUL, MN 55164-0482
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
VAR AND CO.                                                                           18.45%
P.O. BOX 64482
ST PAUL, MN 55164-0482
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
BAND & CO                                                                             12.93%
% FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       95

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
INTERMEDIATE TAX FREE
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
INTER TX/FR A OMNIBUS ACCOUNT                     13.61%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
VAR AND CO.                                                                           49.06%
P.O. BOX 64482
ST PAUL, MN 55164-0482
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
VAR AND CO.                                                                           17.30%
P.O. BOX 64482
ST PAUL, MN 55164-0482
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
BAND & CO                                                                             21.40%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
MINNESOTA INTERMEDIATE TAX FREE
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
MN INTER TX/FR A OMNIBUS ACCOUNT                  36.58%
USBANCORP   PIPER   JAFFRAY  FOR  THE  EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
ALFRED P GALE                                     10.69%
2350 HIGHLAND RD
MAPLE PLAIN MN 55359-9570
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
DEAN WITTER FBO                                   11.09%
RALPH J HAFNER MARITAL TRUST
PO BOX 250 CHURCH STREET STATION
NEW YORK NY  10008-0250
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
VAR AND CO.                                                                           89.58%
P.O. BOX 64482
ST PAUL, MN 55164-0482
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       96

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
MINNESOTA TAX FREE FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MN TAX FREE OMNIBUS ACCOUNT                       77.02%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

MN TAX FREE Y OMNIBUS ACCOUNT                                                         8.42%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           77.76%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

VAR AND CO.                                                                           5.49%
P.O. BOX 64482
ST PAUL, MN 55164-0482
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       97


------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
SMALL CAP CORE FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
SMALL CAP CORE  C OMNIBUS ACCOUNT                                         47.31%
USBANCORP   PIPER   JAFFRAY  FOR  THE  EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
NFSC FEBO # BCD-059064                                                    28.93%
NFS/FMTC IRA R/O
FBO BEVERLY NIEMI
4206 N WILSON DRIVE APT # 5
SHOREWOOD WI 53211-1439
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
US BANK NATL ASSN CUST                                                    12.78%
IRA A/C DARREL TUTEWOHL
2150 AZTEC LN
MENDOTA HTS MN 55120-1608
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
VAR AND CO.                                                                           41.88%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
VAR AND CO.                                                                           7.37%
P.O. BOX 64482
ST PAUL, MN 55164-0482

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
BAND & CO                                                                             15.51%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
CAPINCO                                                                               20.63%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
FIRSTAR TRUST                                                                         5.91%
C/O FIRSTAR
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
REXTEX & CO
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
MUGGS & CO
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
BAND & CO
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
CAPINCO
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       98

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
MID CAP CORE FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
NFSC FEBO # BCC-273813                                                    95.86%
MARTHA M WALSH REVOC TRUST
MARTHA M WALSH TTEE
1840 N PROSPECT AVENUE APT # 402
MILWUAKEE WI 53202-1961
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
VAR AND CO.                                                                           21.31%
P.O. BOX 64482
ST PAUL, MN 55164-0482
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
US BANK TR                                                                            7.38%
US BANCORP CAP
U/A 01-01-1984
180 5TH ST E STE SPEN502
SAINT PAUL MN 55101-2672
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
MUGGS & CO                                                                            17.63%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
BAND & CO                                                                             17.20%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
CAPINCO                                                                               22.45%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
                                                                                                  14.28%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
FIRSTAR TRUST                                                                         6.87%
C/O FIRSTAR
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
                                                                                                  52.62%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
MUGGS & CO
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
                                                                                                  10.45%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
BAND & CO
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
                                                                                                  21.87%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
CAPINCO
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                       99

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
CAPITAL GROWTH FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
US BANK NATL ASSN CUST                                                    14.78%
IRA A/C PEGGY KLITSCH
1721 W BURNSVILLE PKWY APT 317
BURNSVILLE MN 55337-2439
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
US BANK NATL ASSN CUST                                                    60.73%
IRA A/C DARREL TUTEWOHL
2150 AZTEC LN
MENDOTA HTS MN 55120-1608
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
US BANK NATL ASSN CUST                                                    20.91%
IRA A/C SUE A TUTEWOHL
2150 AZTEC LN
MENDOTA HTS MN 55120-1608
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
VAR AND CO.                                                                           7.83%
P.O. BOX 64482
ST PAUL, MN 55164-0482
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
US BANK TR                                                                            17.33%
US BANCORP CAP
U/A 01-01-1984
180 5TH ST E STE SPEN502
SAINT PAUL MN 55101-2672
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
MUGGS & CO                                                                            21.54%
C/O FIRSTAR TRUST CO
ATTN MUTUAL FUNDS/INCOME
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
BAND & CO                                                                             39.46%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
                                                                                                  83.48%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
FIRSTAR TRUST                                                                         5.59%
C/O FIRSTAR
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
                                                                                                  5.60%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
MUGGS & CO
% FIRSTAR TRUST CO
ATTN MUTUAL FUNDS/INCOME
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
                                                                                                  6.36%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
CAPINCO
C/O FIRSTAR TRUST CO
ATTN MUTUAL FUNDS/INCOME
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                      100

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
RELATIVE VALUE FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
FIRST AMERICAN FUNDS                                                      9.80%
ATTN TEENA LARSON MPFP 1922
601 2ND AVE S
MINNEAPOLIS MN 55402-4303
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
RELATIVE VALUE C OMNIBUS ACCOUNT                                          90.20%
USBANCORP   PIPER   JAFFRAY  FOR  THE  EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
US BANK TR                                                                            32.66%
US BANCORP CAP
U/A 01-01-1984
180 5TH ST E STE SPEN502
SAINT PAUL MN 55101-2672
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
MUGGS & CO                                                                            29.09%
C/O FIRSTAR TRUST CO
ATTN MUTUAL FUNDS/INCOME
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
BAND & CO                                                                             25.41%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
MUGGS & CO
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
CAPINCO
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                      101

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
LARGE CAP CORE FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
                                                                                                  70.32%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
LARGE CAP CORE C OMNIBUS ACCOUNT                                          28.79%
USBANCORP   PIPER   JAFFRAY  FOR  THE  EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
                                                                                                  26.92%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
VAR AND CO.                                                                           18.96%
P.O. BOX 64482
ST PAUL, MN 55164-0482
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
MUGGS & CO                                                                            14.44%
C/O WISCONSON TRUST CO
ATTN MUTUAL FUNDS/INCOME
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
BAND & CO                                                                             29.07%
C/O FIRSTAR BANK
ATTN MUTUAL FUNDS/INCOME
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
CAPINCO                                                                               23.66%
C/O FIRSTAR BANK
ATTN MUTUAL FUNDS/INCOME
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
FIRSTAR TRUST                                                                         9.84%
C/O FIRSTAR
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
MUGGS & CO
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
BAND & CO
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
                                                                                                  80.26%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
CAPINCO
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
                                                                                                  18.29%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------



                                      102

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

BOND IMMDEX
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
BOND IMMEX C OMNIBUS ACCOUNT                                              14.44%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
NFSC FEBO # BAH-233617                                                    13.22%
DEBORAH A PITZKA
W63 N 1015 HOLLY LN
CEDARBURG WI 53012-1283
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
NFSC FEBO # BCC-263125                                                    27.93%
MILTON F GUTGLASS
PAULA GUTGLASS
FIRSTAR BANK COLLATERAL AGENT
491 DESERT HOLLY DR
PALM DESERT CA 92211-7412
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
NFSC FEBO # MRA-014583                                                    8.88%
NFS/FMTC IRA
FBO JOHN C DUKE
1913 LYNWOOD
BENTON AR 72015-3182
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
NFSC FEBO # BCD-059064                                                    8.21%
NFS/FMTC IRA R/O
FBO BEVERLY NIEMI
4206 N WILSON DRIVE APT # 5
SHOREWOOD WI 53211-1439
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
NFSC FEBO # BCC-273813                                                   14.36%
DEBORAH A PITZKA
W63 N 1015 HOLLY LN
CEDARBURG WI 53012-1283
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
US BANK TR                                                                            13.45%
US BANCORP CAP
U/A 01-01-1984
180 5TH ST E STE SPEN502
SAINT PAUL MN 55101-2672
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
                                                                                                  28.79%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
MUGGS & CO                                                                            17.47%
ATTN MUTUAL FUNDS/INCOME
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
                                                                                                  18.54%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
BAND & CO                                                                             33.09%
ATTN MUTUAL FUNDS/INCOME
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
                                                                                                  50.89%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
CAPINCO                                                                               20.94%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
FIRSTAR TRUST                                                                          8.29%
C/O FIRSTAR
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
MUGGS & CO
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
BAND & CO
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
CAPINCO
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                      103

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
GROWTH AND INCOME
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
GROWTH & INCOME C OMNIBUS ACCOUNT                                         98.47%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
VAR AND CO.                                                                           23.97%
P.O. BOX 64482
ST PAUL, MN 55164-0482
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
MUGGS & CO                                                                            16.74%
C/O FIRST WISCONSIN TRUST CO
ATTN MUTUAL FUNDS/INCOME
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
BAND & CO                                                                             22.50%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
CAPINCO                                                                               23.49%
C/O FIRSTAR BANK
ATTN MUTUAL FUNDS/INCOME
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
FIRSTAR TRUST                                                                          8.69%
C/O FIRSTAR
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
FIRSTAR BANK TR
MERCANTILE BANCORPORATION
INC - HOIZEN
ATTN GREG ANTRAINER
PO BOX  387
SAINT LOUIS MO 63166-0387
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
                                                                                                  68.71%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
REXTEX & CO
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
                                                                                                  17.52%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
CAPINCO
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
                                                                                                  13.77%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
U.S. GOVERNMENT SECURITIES FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
US BANK NA CUST                                   6.94%
ROBERT W DAVIS IRA ROLLOVER
818 BROADWAY EXT
ELSBERRY MO 63343-1109
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
MAYTON CONSTRUCTION TR                            6.10%
MAYTON CONST PFT SHARING PL
122 CENTRAL LN
MALVERN AR 72104-6739
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
US BANK NA CUST                                               11.51%
KATHLEEN M HYLAND
IRA ROLLOVER
3367 PARKCREST LN APT 1
CINCINNATI OH 45211-6324
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
GOV'T SECURITIES CL C OMNIBUS ACCOUNT                                   88.18%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS, MN 55402-4303
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
US BANK NATL ASSN CUST                                                   6.26%
IRA A/C THEODORE R ECKSTROM
2335 DECATUR AVE N
GOLDEN VALLEY MN 55427-3214
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
MUGGS & CO                                                                            12.42%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
BAND & CO                                                                             79.11%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
                                                                                                 80.79%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
REXTEX & CO
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
                                                                                                  7.13%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
MUGGS & CO
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
                                                                                                  6.88%
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
CAPINCO
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

                                      104

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
MISSOURI TAX FREE FUND
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
FIRST AMERICAN FUNDS                                                      100%
ATTN TEENA LARSON MPFP 1922
601 2ND AVE S
MINNEAPOLIS MN 55402-4303
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
BAND & CO                                                                             84.41%
C/O FIRSTAR BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------

------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
FIRSTAR TRUST                                                                         13.21%
C/O FIRSTAR
PO BOX 1787
MILWAUKEE WI 53201-1787
------------------------------------------------- ----------- ----------- ----------- ----------- ------------
------------------------------------------------- ----------- ----------- ----------- ----------- ------------


                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

         The public offering price of the shares of a Fund generally equals the Fund's net asset value plus any applicable sales charge. A summary of any applicable sales charge assessed on Fund share purchases is set forth in the Fund's Prospectuses. The public offering price of each Fund's Class A and Class C Shares as of September 30, 2001 was as set forth below. Please note that the public offering prices of Class B, Class Y and Class S Shares are the same as net asset value since no sales charges are imposed on the purchase of such shares.

                                                                                     PUBLIC OFFERING PRICE

                                                                                  CLASS A             CLASS C
Balanced Fund                                                                     $10.05               $9.59
Capital Growth Fund                                                                15.53               14.83
Equity Income Fund                                                                 12.84               12.21
Growth & Income Fund                                                               32.97               31.48
Large Cap Core Fund                                                                25.86               24.69
Large Cap Growth Fund                                                               9.87                9.23
Large Cap Value Fund                                                               16.91               16.06
Relative Value Fund                                                                25.49               24.33
Equity Index Fund                                                                  20.64               19.61
Mid Cap Index Fund                                                                  9.93                9.47
Small Cap Index Fund                                                               10.24                9.78
Micro Cap Fund                                                                     17.87               17.07
Mid Cap Core Fund                                                                  29.98               28.62
Mid Cap Growth Fund                                                                 5.96                5.52
Mid Cap Value Fund                                                                 14.54               13.77
Small Cap Core Fund                                                                12.67               12.09
Small Cap Growth Fund                                                              11.94               11.13
Small Cap Value Fund                                                               14.18               13.26
Emerging Markets Fund                                                               6.21                5.86
International Fund                                                                  9.48                8.84
Health Sciences Fund                                                               10.41                9.83
Real Estate Securities Fund                                                        13.88               13.21
Science & Technology Fund                                                           4.97                4.75
Technology Fund                                                                     6.73                6.34
Bond IMMDEX Fund                                                                   30.44               29.44
Corporate Bond Fund                                                                10.45               10.07
Fixed Income Fund                                                                  11.87               11.45
High Yield Bond Fund                                                                9.71                9.40
Intermediate Term Bond Fund                                                        10.50                   *
Short Term Bond Fund                                                               10.51                   *
Strategic Income Fund                                                               8.74                8.43
U.S. Government Securities Fund                                                    11.50               11.11
Arizona Tax Free Fund                                                              11.48               11.09
California Intermediate Tax Free Fund                                              10.65                   *
California Tax Free Fund                                                           11.67               11.29
Colorado Intermediate Tax Free Fund                                                11.04                   *
Colorado Tax Free Fund                                                             11.58               11.19
Intermediate Tax Free Fund                                                         11.20                   *
Minnesota Intermediate Tax Free Fund                                               10.45                   *
Minnesota Tax Free Fund                                                            11.55               11.15
Missouri Tax Free Fund                                                             12.58               12.17
Nebraska Tax Free Fund                                                             10.65               10.24
Oregon Intermediate Tax Free Fund                                                  10.41                   *
Tax Free Fund                                                                      11.48               11.07


*        Class C shares not offered.

         The net asset value of each Fund's shares is determined on each day during which the New York Stock Exchange (the "NYSE") is open for business. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities held by a Fund are traded on days that the Fund is not open for business, such Fund's net asset value per share may be affected on days when investors may not purchase or redeem shares. This may occur, for example, where a Fund holds securities which are traded in foreign markets.

         On September 30, 2001, the net asset values per share for each class of shares of the Funds were calculated as follows. No Class S Shares were outstanding as of such date.


------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
                                                             NET ASSETS             SHARES             NET ASSET
                                                                                 OUTSTANDING        VALUE PER SHARE
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
CAPITAL GROWTH FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                      $8,597,419              585,477               $14.68
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                     $46,102,673            3,159,313               $14.59
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                             $15                    1               $14.68
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                     $11,881,420              808,873               $14.69
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                    $131,961,269            8,932,173               $14.77
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
BALANCED FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                    $127,589,370           13,424,418                $9.50
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                     $47,150,082            4,994,827                $9.44
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                      $2,351,099              247,870                $9.49
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                     $39,527,170            4,160,114                $9.50
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                    $375,983,024           39,462,084                $9.53
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
EQUITY INCOME FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                     $24,556,888            2,025,021               $12.13
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                     $11,515,811              954,459               $12.07
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                      $8,028,153              663,841               $12.09
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                        $328,293               27,077               $12.12
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                    $267,361,074           21,916,302               $12.20
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
GROWTH & INCOME FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                    $150,322,727            4,823,641               $31.16
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                     $11,612,659              376,347               $30.86
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                             $31                    1               $31.17
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                     $44,820,935            1,439,147               $31.14
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                    $497,781,661           15,950,663               $31.21
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
LARGE CAP CORE FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                     $34,330,009            1,404,520               $24.44
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                      $2,954,372              123,425               $23.94
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                             $24                    1               $24.44
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                      $2,801,567              114,589               $24.45
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                    $316,212,815           12,684,845               $24.93
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
LARGE CAP GROWTH FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                     $85,443,548            9,155,837                $9.33
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                     $17,975,597            2,005,850                $8.96
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                     $13,177,028            1,441,909                $9.14
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                              $9                    1                $9.33
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                    $594,162,913           62,913,602                $9.44
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
LARGE CAP VALUE FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                     $94,064,434            5,887,747               $15.98
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                     $38,107,807            2,425,497               $15.71
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                     $10,140,728              637,960               $15.90
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                             $16                    1               $15.97
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                    $970,189,970           60,564,491               $16.02
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

                                      106

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
RELATIVE VALUE FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                     $33,287,813            1,381,987               $24.09
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                     $12,081,297              503,145               $24.01
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                             $24                    1               $24.09
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                     $34,004,063            1,413,130               $24.06
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                    $344,494,811           14,284,925               $24.12
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
EQUITY INDEX FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                    $188,410,393            9,660,241               $19.50
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                     $95,585,724            4,955,350               $19.29
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                     $29,559,782            1,523,153               $19.41
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                     $38,220,187            1,959,911               $19.50
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                  $1,567,607,003           80,422,440               $19.49
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
MID CAP INDEX FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                      $2,971,894              316,726                $9.38
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                      $1,265,396              135,638                $9.33
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                             $10                    1                $9.38
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                      $4,301,259              458,748                $9.38
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                    $176,856,990           18,854,877                $9.38
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
SMALL CAP INDEX FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                        $340,863               35,219                $9.68
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                        $106,870               11,101                $9.63
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                             $10                    1                $9.68
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                     $13,885,734            1,439,877                $9.64
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                     $54,168,505            5,586,165                $9.70
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
MICRO CAP FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                     $45,233,153            2,678,010               $16.89
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                      $3,164,937              192,521               $16.44
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                            $549                   32               $16.90
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                      $2,014,459              119,270               $16.89
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                    $266,115,427           15,310,783               $17.38
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
MID CAP CORE FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                     $82,042,954            2,895,811               $28.33
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                      $2,607,874               94,534               $27.59
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                             $28                    1               $28.33
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                      $1,483,880               52,458               $28.29
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                    $406,349,006           13,958,718               $29.11
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
MID CAP GROWTH FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                    $102,836,791           18,256,764                $5.63
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                      $3,518,344              650,555                $5.41
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                      $6,245,581            1,144,880                $5.46
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                             $10                    2                $5.63
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                    $227,034,638           39,244,797                $5.79
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
MID CAP VALUE
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                     $13,582,984              988,816               $13.74
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                     $11,310,967              845,702               $13.37
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                      $3,311,943              242,902               $13.63
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                         $44,268                3,222               $13.74
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                    $291,931,685           21,197,518               $13.77
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
SMALL CAP CORE
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                     $17,351,342            1,449,925               $11.97
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                      $1,978,651              175,452               $11.28
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                             $12                    1               $11.97
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                      $3,721,357              311,721               $11.94
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                    $291,701,705           23,789,500               $12.26
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
SMALL CAP GROWTH FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                     $31,913,370            2,829,384               $11.28
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                      $5,008,934              479,813               $10.44
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                      $6,377,964              578,706               $11.02
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                             $11                    1               $11.28
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                    $330,917,100           28,775,417               $11.50
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

                                      107

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
SMALL CAP VALUE FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                     $34,291,712            2,559,602               $13.40
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                     $12,391,788              952,846               $13.01
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                      $4,547,448              346,465               $13.13
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                             $13                    1               $13.40
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                    $434,096,950           32,192,203               $13.48
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
EMERGING MARKETS FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                      $3,243,862              552,985                $5.87
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                        $173,389               30,258                $5.73
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                         $89,530              15.,436                $5.80
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                             $10                    2                $5.87
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                     $40,281,933            6,803,758                $5.92
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
INTERNATIONAL FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                     $64,906,904            7,242,301                $8.96
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                     $10,857,648            1,285,176                $8.45
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                     $17,805,855            2,036,043                $8.75
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                      $9,461,078            1,055,586                $8.96
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                    $661,885,927           73,300,055                $9.03
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
HEALTH SCIENCES FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                      $6,513,580              661,782                $9.84
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                      $3,496,574              371,931                $9.40
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                      $5,328,752              547,847                $9.73
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                             $10                    1                $9.84
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                     $17,140,889            1,725,852                $9.93
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
REAL ESTATE SECURITIES FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                      $2,421,259              184,515               $13.12
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                      $1,723,778              132,408               $13.02
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                        $340,898               26,058               $13.08
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                        $320,169               24.401               $13.12
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                     $96,262,502            7,319,112               $13.15
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
SCIENCE & TECHNOLOGY FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                        $987,958              210,077                $4.70
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                      $3,562,681              765,303                $4.66
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                              $9                    2                $4.70
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                      $1,858,248              395,201                $4.70
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                     $28,292,777            5,966,475                $4.74
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
TECHNOLOGY FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                     $29,083,997            4,572,482                $6.36
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                     $15,973,878            2,770,538                $5.77
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                      $9,009,603            1,434,645                $6.28
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                              $6                    1                $6.36
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                     $59,653,581            9,128,705                $6.53
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
BOND IMMDEX FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                     $87,775,292            3,011,589               $29.15
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                      $8,505,089              292,012               $29.13
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                         $46,666                1,601               $29.15
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                     $10,329,627              354,331               $29.15
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                    $645,133,581           22,118,904               $29.17
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
CORPORATE BOND FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                      $9,820,143              981,215               $10.01
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                     $22,607,801            2,266,065                $9.98
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                      $5,208,666              522,284                $9.97
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                      $3,236,975              323,453               $10.01
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                    $185,392,260           18,532,315               $10.00
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

                                      108

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
FIXED INCOME FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                    $119,066,686           10,475,579               $11.37
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                     $15,070,977            1,334,309               $11.29
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                      $7,147,845              630,570               $11.34
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                     $35,061,764            3,084,817               $11.37
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                  $1,368,812,037          120,435,165               $11.37
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
HIGH YIELD BOND FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                        $161,422               17,354                $9.30
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                         $40,015                4,299                $9.31
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                      $3,748,732              402,640                $9.31
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                             $10                    1                $9.30
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                      $8,308,189              892,004                $9.31
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
INTERMEDIATE TERM BOND FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                     $61,224,846            5,968,238               $10.26
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                        $723,924               70,566               $10.26
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                    $878,694,893           85,865,062               $10.23
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
SHORT TERM BOND FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                    $133,177,128           12,969,918               $10.27
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                        $361,654               35,221               $10.27
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                    $277,244,125           26,988,623               $10.27
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
STRATEGIC INCOME FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                     $19,014,344            2,270,485                $8.37
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                      $2,426,230              290,755                $8.35
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                      $4,240,198              508,018                $8.35
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                             $10                    1                $8.38
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                    $155,145,944           18,515,459                $8.38
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
U.S. GOVERNMENT SECURITIES FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                      $7,751,175              703,874               $11.01
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class B                                                      $2,038,570              184,861               $11.03
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                        $105,064                9,555               $11.00
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class S                                                     $19,091,875            1,740,230               $10.97
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                    $183,883,100           16,701,670               $11.01
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
ARIZONA TAX FREE FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                     $13,971,265            1,270,984               $10.99
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                      $2,002,869              182,386               $10.98
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                      $5,822,154              529,615               $10.99
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
CALIFORNIA INTERMEDIATE TAX FREE FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                      $3,391,505              325,655               $10.41
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                      $43,647,16            4,185,868               $10.43
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
CALIFORNIA TAX FREE FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                     $18,138,778            1,624,086               $11.17
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                        $646,915               57,855               $11.18
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                      $6,725,731              602,107               $11.17
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
COLORADO INTERMEDIATE TAX FREE FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                      $8,320,191              771,057               $10.79
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                     $47,906,344            4,450,251               $10.76
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
COLORADO TAX FREE FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                     $20,549,753            1,853,424               $11.09
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                      $1,697,502              153,255               $11.08
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                      $1,923,249              173,215               $11.10
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

                                      109

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
INTERMEDIATE TAX FREE FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                     $23,235,789            2,122,898               $10.95
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                    $458,743,332           41,977,133               $10.93
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
MINNESOTA INTERMEDIATE TAX FREE FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                     $12,408,088            1,215,832               $10.21
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                    $255,939,402           25,177,896               $10.17
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
MINNESOTA TAX FREE FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                    $107,259,933            9,694,950               $11.06
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                      $6,382,094              578,185               $11.04
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                     $49,078,488            4,441,070               $11.05
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
MISSOURI TAX FREE FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                     $22,573,277            1,872,991               $12.05
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                             $12                    1               $12.05
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                    $129,714,782           10,759,964               $12.06
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
NEBRASKA TAX FREE FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                      $5,090,056              499,238               $10.20
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                        $226,344               22,323               $10.14
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                     $22,442,773            2,201,973               $10.19
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
OREGON INTERMEDIATE TAX FREE FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                      $5,476,732              538,204               $10.18
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                    $153,951,419           15,123,653               $10.18
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
TAX FREE FUND
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class A                                                     $48,768,821            4,436,528               $10.99
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class C                                                      $4,493,750              410,091               $10.96
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
   Class Y                                                    $501,360,539           45,572,313               $11.00
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --
------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --

------------------------------------------------------ -- ----------------- -- ----------------- -- ----------------- --


                                FUND PERFORMANCE

         LINKED PERFORMANCE. Advertisements and other sales literature for the Funds' Class Y shares may include linked performance where there is a performance history of less than five years. That is, in situations where a Fund has a share class with an inception date reflecting a performance history longer than five years, but that same Fund's Class Y shares have an inception date reflecting a shorter performance history, the Fund may advertise Class Y share performance "linked" to the inception date of the older share class. This performance presentation will not be adjusted to reflect actual Class Y share fees and expenses, and the Fund will (additionally) provide performance based on the Fund's actual Class Y share inception date. Fund prospectuses and annual report(s) will continue to reflect actual share class performance from actual inception dates.

         PERFORMANCE PRESENTATION. Advertisements and other sales literature for the Funds may refer to a Fund's "average annual total return" and "cumulative total return." In addition, each Fund may provide yield calculations in advertisements and other sales literature. All such yield and total return quotations are based on historical earnings and are not intended to indicate future performance. The return on and principal value of an investment in any of the Funds will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the average annual compounded rate of return on a hypothetical $1,000 investment made at the beginning of the advertised period. Average annual total return figures are computed according to the following formula:

                          n
                  P(1 + T)  =  ERV

                  Where:   P     =     a hypothetical initial payment of $1,000
                           T     =     average annual total return
                           n     =     number of years
                           ERV   =     ending redeemable value at the end of the
                                       period of a hypothetical $1,000 payment
                                       made at the beginning of such period

This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the applicable Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts. For Class B and Class C Shares, the calculation assumes the maximum deferred sales load is deducted at the times, in the amounts and under the terms disclosed in the applicable Prospectus. Average annual total return quotations may be accompanied by quotations that do not reflect the sales charges, and therefore will be higher.

         The Advisor and Distributor have waived a portion of their fees on a voluntary basis, thereby increasing total return and yield. These fees may or may not be waived in the future in the Advisor's or Distributor's discretion.

         CUMULATIVE TOTAL RETURN. Cumulative total return is calculated by subtracting a hypothetical $1,000 investment in a Fund from the redeemable value of such investment at the end of the advertised period, dividing such difference by $1,000 and multiplying the quotient by 100. Cumulative total return is computed according to the following formula:

                  CTR  =  (ERV-P) 100
                          ------
                             P

                  Where:   CTR   =    Cumulative total return;
                           ERV   =    ending redeemable value at the end of
                                      the period of a hypothetical $1,000
                                      payment made at the beginning of such
                                      period; and
                           P     =    initial payment of $1,000.

This calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the applicable Prospectus and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

         Based on the foregoing, the cumulative and the average annual total returns for each class of the Funds from inception through September 30, 2001, were as set forth below. The performance for Class A, Class B, Class C and Class S Shares will normally be lower than for Class Y Shares because Class A, Class B, Class C and Class S Shares are subject to sales and distribution charges and/or shareholder servicing fees not charged to Class Y Shares. Inception dates of Share Classes are listed in parentheses.



--------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                          Cumulative        Average Annual      Average Annual      Average Annual      Average Annual
                       Since Inception     Since Inception         One Year           Five Year            Ten Year
--------------------- ------------------- ------------------- ------------------- ------------------- -------------------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
                       Without      With   Without      With   Without      With   Without      With   Without      With
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                         Sales Charge        Sales Charge        Sales Charge        Sales Charge        Sales Charge
--------------------- ------------------- ------------------- ------------------- ------------------- -------------------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
                             %         %         %         %         %         %         %         %         %         %
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
CAPITAL GROWTH FUND*
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (3/31/00)   (43.80)   (46.90)   (31.88)   (34.40)   (43.28)   (46.39)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B               92.60     92.60     10.12     10.12   (43.66)   (46.40)      4.95      4.62        --        --
(12/29/94)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (9/24/01)      2.58        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S             (38.82)        --        --        --        --        --        --        --        --        --
(12/11/00)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (8/18/97)      1.19        --      0.29        --   (43.17)        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
BALANCED FUND*
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A               83.80     73.63      9.48      8.55   (18.38)   (22.88)      5.99      4.80        --        --
(12/14/92)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B (8/15/94)    (1.94)    (4.22)    (0.75)    (1.66)   (19.00)   (22.37)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (2/1/99)       2.15        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S (9/24/01)   (14.03)        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (2/4/94)     113.89        --      8.33        --   (18.14)        --      6.29        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
EQUITY INCOME FUND
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A              149.19    135.53     10.95     10.24    (3.89)    (9.19)     10.74      9.49        --        --
(12/18/92)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B (8/15/94)    119.18    119.18     11.64     11.64    (4.64)    (8.35)      9.98      9.72        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (2/1/99)       2.00      0.97      0.75      0.36    (4.74)    (6.40)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S (9/24/01)      4.75        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (8/2/94)     134.55        --     12.64        --    (3.71)        --     11.08        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
GROWTH & INCOME
FUND*
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (1/9/95)     128.30    115.70     13.06     12.11   (25.48)   (29.58)      7.85      6.64        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B (3/1/99)    (15.62)    (17.70)    (6.36)    (7.26)   (26.00)   (29.31)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (9/24/01)      3.94        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S             (23.50)        --        --        --        --        --        --        --        --        --
(11/27/00)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y              217.42        --     10.33        --   (25.30)        --      8.11        --     10.75        --
(12/29/89)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
LARGE CAP CORE FUND*
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (1/9/95)      91.03     80.49     10.11      9.18   (37.47)   (40.92)      5.36      4.18        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B (3/1/99)    (22.41)   (24.35)    (9.35)   (10.24)   (37.95)   (40.67)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (9/24/01)      2.95        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S             (31.27)        --        --        --        --        --        --        --        --        --
(11/27/00)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y              102.88        --      8.42        --   (37.34)        --      5.62        --        --        --
(12/29/92)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
LARGE CAP GROWTH
FUND
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A               58.59     49.89      5.39      4.72   (51.45)   (54.11)      2.09      0.95        --        --
(12/18/92)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B (8/15/94)     66.56     66.56      7.42      7.42   (51.79)   (53.93)      1.34      1.09        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (2/1/99)    (36.14)   (36.78)   (15.51)   (15.84)   (51.78)   (52.70)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S (9/24/01)      2.87        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (8/2/94)      77.92        --      8.38        --   (51.31)        --      2.36        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
LARGE CAP VALUE FUND
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A              333.35    309.60     11.23     10.78   (13.72)   (18.48)      6.10      4.91     10.94     10.32
(12/22/87)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B (8/15/94)     97.15     97.15      9.99      9.99   (14.42)   (18.29)      5.31      5.08        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (2/1/99)    (12.80)   (13.67)    (5.02)    (5.38)   (14.36)   (15.99)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S (9/24/01)      4.24        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (2/4/94)     116.14        --     10.60        --   (13.53)        --      6.38        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

                                      112

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
RELATIVE VALUE FUND*
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (6/5/91)     207.54    190.67     11.50     10.89   (12.18)   (17.00)      9.55      8.32     12.06     11.42
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B (3/3/98)     (4.67)    (7.44)    (1.36)    (2.18)   (12.75)   (17.07)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (9/24/01)      3.57        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S             (13.53)        --        --        --        --        --        --        --        --        --
(12/11/00)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (8/18/97)     16.27        --      3.73        --   (11.97)        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
EQUITY INDEX FUND
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A              171.55    156.67     12.03     11.31   (26.95)   (30.98)      9.55      8.32        --        --
(12/14/92)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B (8/15/94)    132.25    132.25     12.55     12.55   (27.49)   (31.00)      8.73      8.44        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (2/1/99)    (18.68)   (19.51)    (7.48)    (7.83)   (27.50)   (28.92)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S (9/24/01)      3.72        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (2/4/94)     148.10        --     12.61        --   (26.78)        --      9.83        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
MID CAP INDEX FUND*
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (11/4/99)      4.22    (1.50)      2.19    (0.79)   (20.51)   (24.90)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B (11/4/99)      2.85    (0.88)      1.48    (0.46)   (21.05)   (24.64)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (9/24/01)      3.42        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S             (14.77)        --        --        --        --        --        --        --        --        --
(11/27/00)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (11/4/99)      4.67        --      2.42        --   (20.26)        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
SMALL CAP INDEX
FUND*
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A                8.25      2.32      2.92      0.84   (12.33)   (17.16)        --        --        --        --
(12/30/98)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B             (12.11)   (16.50)        --        --        --        --        --        --        --        --
(12/11/00)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (9/24/01)      2.11        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S                7.80        --      2.77        --   (12.39)        --        --        --        --        --
(12/30/98)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y                8.76        --      3.10        --   (12.13)        --        --        --        --        --
(12/30/98)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
MICRO CAP FUND*
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (8/1/95)     352.15    327.36     27.73     26.57   (29.23)   (33.13)     21.35     19.99        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B (3/1/99)     128.99    125.99     37.81     37.10   (29.79)   (32.19)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (9/24/01)      3.43        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S               68.90        --        --        --        --        --        --        --        --        --
(12/11/00)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (8/1/95)     359.43        --     28.06        --   (29.07)        --     21.67        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
MID CAP CORE FUND*
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (1/9/95)      98.26     87.36     10.72      9.79   (22.64)   (26.89)      5.66      4.47        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B (3/1/99)      16.20     14.00      5.98      5.20   (23.28)   (25.75)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (9/24/01)      3.39        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S             (20.87)        --        --        --        --        --        --        --        --        --
(12/11/00)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y              266.39        --     11.68        --   (22.46)        --      5.91        --     10.09        --
(12/28/89)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
MID CAP GROWTH FUND
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (7/31/98)    281.96    261.02     12.43     11.88   (49.38)   (52.17)      4.36      3.18     10.63     10.01
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B (7/31/98)    (2.08)    (3.25)    (0.66)    (1.04)   (49.65)   (51.11)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (2/1/99)     (9.29)   (10.23)    (3.60)    (3.97)   (49.73)   (50.53)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S (9/24/01)      1.81        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (7/31/98)     26.04        --      5.14        --   (49.22)        --      4.64        --     10.77        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
MID CAP VALUE
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A              314.38    291.67     10.87     10.42    (5.41)   (10.61)      2.94      1.78     10.24      9.61
(12/22/87)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B (8/15/94)     62.70     62.70      7.07      7.07    (6.21)   (10.90)      2.18      1.94        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (2/1/99)       0.30    (0.72)      0.11    (0.27)    (6.17)    (8.05)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S (9/24/01)      3.23        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (2/4/94)      78.00        --      7.83        --    (5.37)        --      3.20        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

                                      113

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
SMALL CAP CORE*
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (5/6/92)     159.24    145.03     10.66     10.00   (15.56)   (20.20)      6.66      5.46        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B (3/6/95)      61.17     61.17      7.54      7.54   (16.14)   (19.36)      5.94      5.66        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (9/24/01)      2.13        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S                80.2        --      7.90        --   (15.42)        --      6.72        --        --        --
(12/31/93)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (5/6/92)     164.62        --     10.90        --   (15.37)        --      6.98        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
SMALL CAP GROWTH
FUND
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (7/31/98)    254.04    254.04      9.08      9.08   (41.71)   (44.90)      9.58      8.34      9.85      9.85
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B (7/31/98)      9.05      6.77      2.77      2.09   (42.14)   (44.40)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (2/1/99)       0.42    (0.61)      0.16    (0.23)   (42.14)   (43.16)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S (9/24/01)      0.98        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (7/31/98)     12.67        --      3.84        --   (41.55)        --      9.75        --      9.94        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
SMALL CAP VALUE FUND
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (8/1/94)     129.99    117.38     12.33     11.45    (6.36)   (11.49)      6.30      5.11        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B (9/24/97)      0.16    (1.98)      0.04    (0.52)    (7.24)   (11.12)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (2/1/99)      16.92     15.71      6.05      5.64    (7.08)    (8.78)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S (9/24/01)      4.36        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (8/1/94)     133.47        --     12.56        --    (6.25)        --      6.54        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
EMERGING MARKETS
FUND
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (7/31/98)   (41.12)   (44.34)    (6.49)    (7.16)   (30.94)   (34.71)    (7.83)    (8.87)        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B (7/31/98)   (21.18)   (23.55)    (7.28)    (8.18)   (31.54)   (34.96)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (2/1/99)    (41.77)   (42.35)   (27.76)   (28.19)   (31.44)   (32.84)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S (9/24/01)      2.62        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (7/31/98)   (18.57)        --    (6.32)        --   (30.84)        --    (7.67)        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
INTERNATIONAL FUND*
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (4/7/94)      33.65     26.32      3.99      3.20   (32.27)   (35.98)      2.89      1.73        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B (8/15/94)     34.64     34.64      4.63      4.63   (32.77)   (35.77)      2.13      1.84        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (2/1/99)         --        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S (9/24/01)     35.91        --      4.21        --   (32.25)        --      2.87        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (4/4/94)      38.13        --      4.41        --   (32.09)        --      3.18        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
HEALTH SCIENCES FUND
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (1/31/96)     29.43     22.34      4.66      3.62   (17.35)   (21.91)      5.58      4.40        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B (1/31/96)     24.17     23.23      3.89      3.76   (17.99)   (21.64)      4.82      4.50        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (2/1/00)      11.77     10.64      6.92      6.27   (17.92)   (19.44)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S (9/24/01)      8.61        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (1/31/96)     31.24        --      4.91        --   (17.15)        --      5.84        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
REAL ESTATE
SECURITIES FUND
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (9/29/95)     83.41     73.38     10.63      9.60      8.69      2.71      9.19      7.96        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B (9/29/95)     75.05     75.05      9.78      9.78      7.93      2.93      8.39      8.10        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (2/1/00)      35.51     34.12     20.05     19.31      7.93      5.85        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S (9/24/01)      4.87        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (6/30/95)     96.01        --     11.36        --      9.01        --      9.47        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
SCIENCE &
TECHNOLOGY FUND*
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (3/31/00)   (78.57)   (79.75)   (64.15)   (65.48)   (78.80)   (79.97)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B (8/9/99)    (53.40)   (54.80)   (29.98)   (30.97)   (78.91)   (79.97)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (9/24/01)    (7.11)        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S             (73.43)        --        --        --        --        --        --        --        --        --
(12/11/00)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (8/9/99)    (52.60)        --   (29.42)        --   (78.74)        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------


                                      114

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
TECHNOLOGY FUND
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (4/4/94)      48.79     40.63      5.45      4.66   (83.30)   (84.22)    (7.57)    (8.61)        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B (8/15/94)     43.03     43.03      5.15      5.15   (83.42)   (84.07)    (8.22)    (8.40)        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (2/1/00)     (84.35)   (84.51)   (67.22)   (67.42)   (83.43)   (83.73)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S (9/24/01)    (8.49)        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (4/4/94)      51.31        --      5.68        --   (83.26)        --    (7.30)        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
BOND IMMDEX FUND*
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (1/9/95)      72.78     65.45      8.47      7.78     12.62      7.84      7.76      6.83        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B (3/1/99)      18.30     15.30      6.72      5.67     11.81      6.81        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (9/24/01)      0.66        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S                9.56        --        --        --        --        --        --        --        --        --
(12/11/00)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y              156.70        --      8.35        --     12.89        --      8.03        --      7.92        --
(12/29/89)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
CORPORATE BOND FUND
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (2/1/00)      16.68     11.76      9.72      6.92     10.94      6.18        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B (2/1/00)      15.23     10.24      8.90      6.04     10.06      5.08        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (2/1/00)      15.10     13.96      8.83      8.18     10.10      8.02        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S (9/24/01)      0.81        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (2/1/01)     156.70        --      8.35        --     12.89        --      8.03        --      7.92        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
FIXED INCOME FUND
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A              182.01    170.12      7.82      7.48     12.50      7.76      7.19      6.26      7.12      6.66
(12/22/87)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B (8/15/94)     56.99     56.99      6.53      6.53     11.59      6.59      6.40      6.09        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (2/1/99)      14.57     13.47      5.25      4.86     11.68      9.55        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S (9/24/01)      0.80        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (4/4/94)      64.28        --      6.70        --     12.76        --      7.47        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
HIGH YIELD BOND FUND
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (8/30/01)    (6.61)    (8.71)        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B (8/30/01)    (6.51)   (11.17)        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (8/30/01)    (6.55)    (8.39)        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S (9/24/01)    (1.90)        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (8/30/01)    (6.51)        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
INTERMEDIATE TERM
BOND FUND*
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A               64.71     61.01      7.70      7.34     12.01      9.53      7.16      6.68        --        --
(12/14/92)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
  Class S (9/24/01)      10.58        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (2/4/94)      78.05        --      6.83        --     12.08        --      7.40        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
SHORT TERM BOND FUND
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A               64.04     60.35      5.79      5.52     10.46      7.95      6.54      6.05        --        --
(12/14/92)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
  Class S (9/24/01)       0.20        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (2/4/94)      57.19        --      6.09        --     10.62        --      6.59        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
STRATEGIC INCOME
FUND
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (7/20/98)      6.82      2.31      2.09      0.72      1.99    (2.39)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B (7/20/98)      4.37      1.86      1.35      0.58      1.17    (3.53)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (2/1/99)       5.95      4.85      2.20      1.80      1.04    (0.90)        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S (9/24/01)    (0.24)        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (7/20/98)      7.62        --      2.33        --      2.12        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
U.S. GOVERNMENT
SECURITIES FUND*
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (6/2/88)     155.63    144.85      7.30      6.95     11.37      6.67      6.55      5.62      6.42      5.96
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class B (5/11/95)     42.87     42.87      5.74      5.74     10.68      5.68      5.87      5.55        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (9/24/01)      0.36        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class S (6/7/94)      58.29        --      6.48        --     11.44        --      6.54        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (2/1/91)     105.24        --      6.98        --     11.67        --      6.86        --      6.74        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

                                      115

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
ARIZONA TAX FREE
FUND
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (2/1/00)      19.45     16.77     11.28      9.77     10.50      8.02        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (2/1/00)      18.83     17.65     10.93     10.27     10.15      8.01        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (2/1/00)      20.02        --     11.60        --     10.76        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
CALIFORNIA
INTERMEDIATE TAX
FREE FUND
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (8/8/97)      24.44     21.65      5.42      4.84      8.41      5.98        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (8/8/97)      24.68        --      5.47        --      8.39        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
CALIFORNIA TAX FREE
FUND
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (2/1/00)      20.96     15.86     12.12      9.25      9.73      5.10        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (2/1/00)      20.30     19.11     11.76     11.09      9.42      7.31        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (2/1/00)      21.41        --     12.37        --      9.99        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
COLORADO
INTERMEDIATE TAX
FREE FUND
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (4/4/94)      53.54     50.09      5.89      5.57      9.75      7.25      5.50      5.02        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (4/4/94)      53.17        --      5.86        --      9.67        --      5.45        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
COLORADO TAX FREE
FUND
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (2/1/00)      20.50     15.42     11.86      9.01     11.78      7.05        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (2/1/00)      19.79     18.60     11.47     10.80     11.41      9.26        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (2/1/00)      21.04        --     12.17        --     12.02        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
INTERMEDIATE TAX
FREE FUND
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A              115.93    111.08      5.75      5.57      9.19      6.74      5.42      4.93      5.44      5.20
(12/22/87)
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (2/4/94)      43.86        --      4.87        --      9.20        --      5.40        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
MINNESOTA
INTERMEDIATE TAX
FREE FUND
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (2/25/94)     44.88     41.62      5.00      4.69      8.85      6.35      5.33      4.85        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (2/28/94)     44.40        --      4.96        --      8.89        --      5.26        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
MINNESOTA TAX FREE
FUND
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (7/11/98)    141.99    131.79      6.91      6.56      9.24      4.62      5.84      4.93      6.50      6.04
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (2/1/99)      10.07      9.02      3.67      3.30      8.88      6.78        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (8/1/97)      24.69        --      5.44        --      9.52        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
MISSOURI TAX FREE
FUND*
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (7/15/88)    104.88     96.16      6.73      6.31      9.61      4.94      5.53      4.61      6.17      5.71
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (9/24/01)      0.17        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (7/15/88)    148.28        --      7.13        --      9.96        --      5.76        --      6.38        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
NEBRASKA TAX FREE
FUND
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (2/28/01)      4.48      0.08        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (2/28/01)      3.71      1.69        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (2/28/01)      4.51        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

                                      116

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
OREGON INTERMEDIATE
TAX FREE FUND
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (8/8/97)      11.77      9.21      4.27      3.37      9.08      6.68        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (8/8/97)      22.47        --      5.01        --      9.08        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
TAX FREE FUND*
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class A (7/11/88)     31.71     26.12      5.81      4.87      9.75      5.11        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class C (2/1/99)       0.27        --        --        --        --        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
   Class Y (8/3/98)      32.89        --      6.00        --     10.15        --        --        --        --        --
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

--------------------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------



* Firstar Large Cap Growth Fund is the accounting survivor of the reorganization transaction with First American Capital Growth Fund, consummated on September 24, 2001. Firstar Balanced Fund is the accounting survivor of the reorganization transaction with First American Balanced Fund, consummated on September 24, 2001. Firstar Growth & Income Fund is the accounting survivor of the reorganization transaction with First American Growth & Income Fund, consummated on September 24, 2001. Firstar Large Cap Core Fund is the accounting survivor of the reorganization transaction with First American Large Cap Core Fund, consummated on September 24, 2001. Firstar Relative Value Fund is the accounting survivor of the reorganization transaction with First American Relative Value Fund, consummated on September 24, 2001. Firstar Mid Cap Index Fund is the accounting survivor of the reorganization transaction with First American Mid Cap Index Fund, consummated on September 24, 2001. Firstar Small Cap Index Fund is the accounting survivor of the reorganization transaction with First American Small Cap Index Fund, consummated on September 24, 2001. Firstar Micro Cap Fund is the accounting survivor of the reorganization transaction with First American Micro Cap Fund, consummated on September 24, 2001. Firstar Mid Cap Core Fund is the accounting survivor of the reorganization transaction with First American Mid Cap Core Fund, consummated on September 24, 2001. Firstar Small Cap Core Fund is the accounting survivor of the reorganization transaction with First American Small Cap Core Fund, consummated on September 24, 2001. Piper Small Company Growth Fund, which consummated a reorganization transaction with Small Cap Growth Fund on July 31, 1998. Piper Small Company Growth Fund is the accounting survivor. Effective September 12, 1996, shareholders of Piper Small Company Growth Fund approved a change in the Fund's investment objective from high total investment return consistent with prudent investment risk to long-term capital appreciation. In connection with this change, the fund's investment policies were revised accordingly. Firstar International Growth Fund is the accounting survivor of the reorganization transaction with First American International Fund, consummated on September 24, 2001. Firstar Science & Technology Fund is the accounting survivor of the reorganization transaction with First American Science & Technology Fund, consummated on September 24, 2001. Firstar Bond IMMDEX Fund is the accounting survivor of the reorganization transaction with First American Bond IMMDEX Fund, consummated on September 24, 2001. Firstar Intermediate Bond Fund is the accounting survivor of the reorganization transaction with First American Intermediate Term Bond Fund, consummated on September 24, 2001. Firstar U.S. Government Securities Fund is the accounting survivor of the reorganization transaction with First American U.S. Government Securities Fund, consummated on September 24, 2001. Firstar Missouri Tax Exempt Bond Fund is the accounting survivor of the reorganization transaction with First American Missouri Tax Free Fund, consummated on September 24, 2001. Firstar National Municipal Bond Fund is the accounting survivor of the reorganization transaction with First American Tax Free Fund, consummated on September 24, 2001.

         YIELD. Yield is computed by dividing the net investment income per share (as defined under Securities and Exchange Commission rules and regulations) earned during the advertised period by the offering price per share (including the maximum sales charge) on the last day of the period. The result will then be "annualized" using a formula that provides for semi-annual compounding of income. Yield is computed according to the following formula:

                                       6
                  YIELD  =  2[(a-b + 1) - 1]
                              (---    )
                              ( cd    )

                  Where:  a   =     dividends and interest earned during the
                                    period;
                          b   =     expenses accrued for the period (net of
                                    reimbursements);
                          c   =     the average daily number of shares
                                    outstanding during the period that were
                                    entitled to receive dividends; and
                          d   =     the maximum offering price per share on the
                                    last day of the period.

         Based upon the 30-day period ended September 30, 2001, the yields for the Class A, Class B, Class C, Class S and Class Y Shares of the Funds were as set forth below.


                                                       CLASS A              CLASS B           CLASS Y       CLASS C
Capital Growth Fund*                                        --                   --                --            --
Balanced Fund*                                           5.87%                3.53%             6.69%            --
Equity Income Fund                                       2.05%                1.34%             2.29%         1.36%
Growth & Income Fund*                                    1.06%                   --             1.07%            --
Large Cap Core Fund*                                        --                   --                --            --
Large Cap Growth Fund                                       --                   --                --            --
Large Cap Value Fund                                     1.10%                0.34%             1.37%         0.33%
Relative Value Fund*                                     3.62%                1.25%             4.40%            --
Equity Index Fund                                        0.77%                0.08%             1.04%         0.08%
Mid Cap Index Fund*                                      1.56%                   --             2.36%            --
Small Cap Index Fund*                                       --                   --                --            --
Micro Cap Fund*                                             --                   --                --            --
Mid Cap Core Fund*                                          --                   --                --            --
Mid Cap Growth Fund                                         --                   --                --            --
Mid Cap Value Fund                                       1.01%                0.26%             1.27%         0.26%
Small Cap Core Fund*                                        --                   --                --            --
Small Cap Growth Fund                                       --                   --                --            --
Small Cap Value Fund                                        --                   --                --            --
Emerging Markets Fund                                       --                   --                --            --
International Fund*                                         --                   --                --            --
Health Sciences Fund                                        --                   --                --           --
Real Estate Securities Fund                             11.79%                9.61%            12.50%         9.45%
Science & Technology Fund*                                  --                   --                --            --
Technology Fund                                             --                   --                --            --
Bond IMMDEX Fund*                                        3.75%                3.23%             3.92%            --
Corporate Bond Fund                                      7.35%                6.62%             7.60%         6.64%
Fixed Income Fund                                        5.34%                4.72%             5.56%         4.72%
High Yield Bond Fund                                     5.23%                5.21%             5.23%         4.78%
Intermediate Term Bond Fund*                             4.30%                   --             4.52%            --
Short Term Bond Fund                                     5.78%                   --             5.92%            --
Strategic Income Fund                                    7.74%                7.01%             7.99%         7.01%
U.S. Government Securities Fund*                         3.54%                3.02%             3.70%            --
Arizona Tax Free Fund                                    5.18%                   --             5.42%         4.79%
California Intermediate Tax Free Fund                    4.21%                   --             4.20%            --
California Tax Free Fund                                 4.74%                   --             5.01%         4.27%
Colorado Intermediate Tax Free Fund                      4.28%                   --             4.30%            --
Colorado Tax Free Fund                                   5.15%                   --             5.37%         4.82%
Intermediate Tax Free Fund                               3.63%                   --             3.64%            --
Minnesota Intermediate Tax Free Fund                     4.17%                   --             4.19%            --
Minnesota Tax Free Fund                                  4.38%                   --             4.62%         4.03%
Missouri Tax Free Fund*                                  2.84%                   --             3.01%            --
Nebraska Tax Free Fund                                   3.77%                   --             4.00%         3.64%
Oregon Intermediate Tax Free Fund                        4.42%                   --             4.42%            --
Tax Free Fund*                                           3.36%                   --              3.7%            --

----------------------

* Reflects information for predecessor funds. Firstar Large Cap Growth Fund is the accounting survivor of the reorganization transaction with First American Capital Growth Fund, consummated on September 24, 2001. Firstar Balanced Fund is the accounting survivor of the reorganization transaction with First American Balanced Fund, consummated on September 24, 2001. Firstar Growth & Income Fund is the accounting survivor of the reorganization transaction with First

         American Growth & Income Fund, consummated on September 24, 2001. Firstar Large Cap Core Fund is the accounting survivor of the reorganization transaction with First American Large Cap Core Fund, consummated on September 24, 2001. Firstar Relative Value Fund is the accounting survivor of the reorganization transaction with First American Relative Value Fund, consummated on September 24, 2001. Firstar Mid Cap Index Fund is the accounting survivor of the reorganization transaction with First American Mid Cap Index Fund, consummated on September 24, 2001. Firstar Small Cap Index Fund is the accounting survivor of the reorganization transaction with First American Small Cap Index Fund, consummated on September 24, 2001. Firstar Micro Cap Fund is the accounting survivor of the reorganization transaction with First American Micro Cap Fund, consummated on September 24, 2001. Firstar Mid Cap Core Fund is the accounting survivor of the reorganization transaction with First American Mid Cap Core Fund, consummated on September 24, 2001. Firstar Small Cap Core Fund is the accounting survivor of the reorganization transaction with First American Small Cap Core Fund, consummated on September 24, 2001; Firstar International Growth Fund is the accounting survivor of the reorganization transaction with First American International Fund, consummated on September 24, 2001. Firstar Science & Technology Fund is the accounting survivor of the reorganization transaction with First American Science & Technology Fund, consummated on September 24, 2001. Firstar Bond IMMDEX Fund is the accounting survivor of the reorganization transaction with First American Bond IMMDEX Fund, consummated on September 24, 2001. Firstar Intermediate Bond Fund is the accounting survivor of the reorganization transaction with First American Intermediate Term Bond Fund, consummated on September 24, 2001. Firstar U.S. Government Securities Fund is the accounting survivor of the reorganization transaction with First American U.S. Government Securities Fund, consummated on September 24, 2001. Firstar Missouri Tax Exempt Bond Fund is the accounting survivor of the reorganization transaction with First American Missouri Tax Free Fund, consummated on September 24, 2001. Firstar National Municipal Bond Fund is the accounting survivor of the reorganization transaction with First American Tax Free Fund, consummated on September 24, 2001.

         TAX-EXEMPT VS. TAXABLE INCOME. The tables below show the approximate yields that taxable securities must earn to equal yields that are (i) exempt from federal income taxes; (ii) exempt from both federal and Arizona income taxes; (iii) exempt from both federal and California income taxes; (iv) exempt from both federal and Colorado income taxes; (v) exempt from both federal and Minnesota income taxes; (vi) exempt from both federal and Missouri income taxes;
(vii) exempt from both federal and Nebraska income taxes; and (viii) exempt from both federal and Oregon income taxes, under selected income tax brackets scheduled to be in effect in 2002. All of the tables assume that the investor is subject to a 27%, 30%, 35%, or 38.6% federal income tax rate in 2002. Furthermore, the combined federal/Arizona rates assume that the investor is subject to the maximum 5.04% Arizona income tax rate. The combined federal/California rates assume that the investor is subject to the maximum 9.3% marginal California income tax rate. The federal/Colorado rates assume that the investor is subject to a 4.63% Colorado income tax rate. The combined federal/Minnesota rates assume that the investor is subject to the maximum 7.85% Minnesota income tax rate. The combined federal/Missouri rates assume that the investor is subject to the maximum 6% Missouri income tax rate. The combined federal/Nebraska rates assume that the investor is subject to the maximum 6.68% Nebraska income tax rate. The combined federal/Oregon rates assume that the investor is subject to the maximum 9% Oregon income tax rate.

                                 FEDERAL TAX RATE                               ARIZONA & FEDERAL COMBINED RATE
     TAX          27.00%         30.00%       35.00%       38.60%          30.70%       33.50%       38.30%     41.70%
    EXEMPT
    YIELDS                     TAX EQUIVALENT YIELDS                                 TAX EQUIVALENT YIELDS

          3.0%         4.11%          4.29%       4.62%        4.89%          4.33%        4.51%      4.86%       5.15%
          3.5%         4.79%          5.00%       5.38%        5.70%          5.05%        5.26%      5.67%       6.00%
          4.0%         5.48%          5.71%       6.15%        6.51%          5.77%        6.02%      6.48%       6.86%
          4.5%         6.16%          6.43%       6.92%        7.33%          6.49%        6.77%      7.29%       7.72%
          5.0%         6.85%          7.14%       7.69%        8.14%          7.22%        7.52%      8.10%       8.58%
          5.5%         7.53%          7.86%       8.46%        8.96%          7.94%        8.27%      8.91%       9.43%
          6.0%         8.22%          8.57%       9.23%        9.77%          8.66%        9.02%      9.72%      10.29%
          6.5%         8.90%          9.29%      10.00%       10.59%          9.38%        9.77%     10.53%      11.15%


                        CALIFORNIA & FEDERAL COMBINED RATE                     MISSOURI & FEDERAL COMBINED RATE
     TAX          33.80%         36.5%        41.00%       44.30%          31.40%       34.20%       38.90%     42.30%
    EXEMPT
    YIELDS                     TAX EQUIVALENT YIELDS                                 TAX EQUIVALENT YIELDS

          3.0%         4.53%          4.72%       5.08%        5.39%            4.37%       4.56%        4.91%    5.20%
          3.5%         5.29%          5.51%       5.93%        6.28%            5.10%       5.32%        5.73%    6.07%
          4.0%         6.04%          6.30%       6.78%        7.18%            5.83%       6.08%        6.55%    6.93%
          4.5%         6.80%          7.09%       7.63%        8.08%            6.56%       6.84%        7.36%    7.80%
          5.0%         7.55%          7.87%       8.47%        8.98%            7.29%       7.60%        8.18%    8.67%
          5.5%         8.31%          8.66%       9.32%        9.87%            8.02%       8.36%        9.00%    9.53%
          6.0%         9.06%          9.45%      10.17%       10.77%            8.75%       9.12%        9.82%   10.40%
          6.5%         9.82%         10.24%      11.02%       11.67%            9.48%       9.88%       10.64%   11.27%



                                      119


                         MINNESOTA & FEDERAL COMBINED RATE                     COLORADO & FEDERAL COMBINED RATE
     TAX           32.7%         35.50%       40.10%       43.40%          30.40%           33.2%    38.00%     41.40%
    EXEMPT
    YIELDS                     TAX EQUIVALENT YIELDS                                 TAX EQUIVALENT YIELDS

          3.0%         4.46%          4.65%       5.01%        5.30%            4.31%       4.49%        4.84%    5.12%
          3.5%         5.20%          5.43%       5.84%        6.18%            5.03%       5.24%        5.65%    5.97%
          4.0%         5.95%          6.20%       6.68%        7.07%            5.75%       5.99%        6.45%    6.83%
          4.5%         6.69%          6.98%       7.51%        7.95%            6.47%       6.74%        7.26%    7.68%
          5.0%         7.43%          7.75%       8.35%        8.83%            7.18%       7.49%        8.06%    8.53%
          5.5%         8.18%          8.53%       9.18%        9.72%            7.90%       8.24%        8.87%    9.39%
          6.0%         8.92%          9.30%      10.02%       10.60%            8.62%       8.99%        9.68%   10.24%
          6.5%         9.66%         10.08%      10.85%       11.48%            9.34%       9.74%       10.48%   11.09%


                         NEBRASKA & FEDERAL COMBINED RATE                       OREGON & FEDERAL COMBINED RATE
     TAX              31.90%         34.70%      39.30%       42.70%           33.60%      36.60%       40.90%   44.10%
    EXEMPT
    YIELDS                     TAX EQUIVALENT YIELDS                                 TAX EQUIVALENT YIELDS

          3.0%         4.41%          4.59%       4.94%        5.24%            4.52%       4.73%        5.08%    5.37%
          3.5%         5.14%          5.36%       5.77%        6.11%            5.27%       5.52%        5.92%    6.26%
          4.0%         5.87%          6.13%       6.59%        6.98%            6.02%       6.31%        6.77%    7.16%
          4.5%         6.61%          6.89%       7.41%        7.85%            6.78%       7.10%        7.61%    8.05%
          5.0%         7.34%          7.66%       8.24%        8.73%            7.53%       7.89%        8.46%    8.94%
          5.5%         8.08%          8.42%       9.06%        9.60%            8.28%       8.68%        9.31%    9.84%
          6.0%         8.81%          9.19%       9.88%       10.47%            9.04%       9.46%       10.15%   10.73%
          6.5%         9.54%          9.95%      10.71%       11.34%            9.79%      10.25%       11.00%   11.63%


         TAX-EQUIVALENT YIELD FOR TAX FREE FUNDS. Tax-equivalent yield is the yield that a taxable investment must generate in order to equal a Fund's yield for an investor in a stated federal or combined federal/state income tax bracket. The tax-equivalent yield for each tax-free Fund named below is computed by dividing that portion of such Fund's yield (computed as described above) that is tax-exempt by one minus the stated federal or combined federal/state income tax rate, and adding the resulting number to that portion, if any, of such Fund's yield that is not tax exempt. The combined federal/state income tax rates take into account the deductibility of state income taxes in calculating federal tax rates. Based upon the maximum federal income tax rate of 38.6% and the combined maximum federal/state tax rates of 41.7% for Arizona, 44.3% for California, 41.4% for Colorado, 43.4% for Minnesota, 42.3% for Missouri, 42.7% for Nebraska and 44.1% for Oregon, the tax equivalent yields for the Tax Free Funds named below for the 30-day period ended September 30, 2001, computed as described above, were as follows:

                                                CLASS A               CLASS C               CLASS Y
Arizona Tax Free Fund                            8.89%                 8.22%                 9.30%
California Intermediate Tax Free Fund            7.56                   *                    7.54
California Tax Free Fund                         8.51                  7.67                  8.99
Colorado Intermediate Tax Free Fund              7.30                   *                    7.34
Colorado Tax Free Fund                           8.79                  8.23                  9.16
Intermediate Tax Free Fund                       5.91                   *                    5.93
Minnesota Intermediate Tax Free Fund             7.37                   *                    7.40
Minnesota Tax Free Fund                          7.74                  7.12                  8.16
Oregon Intermediate Tax Free Fund                7.91                   *                    7.91
Tax Free Fund                                    5.47                   *                    6.03
Nebraska Tax Free Fund                           6.58                  6.35                  6.98
Missouri Tax Free Fund(1)                        4.92                   *                    5.22


--------------------

(1) Reflects information of Firstar Missouri Tax Exempt Bond Fund which consummated a reorganization transaction with First American Missouri Tax Free Fund on September 24, 2001. Firstar Missouri Tax Exempt Bond Fund is the accounting survivor.

         CERTAIN PERFORMANCE COMPARISONS. In addition to advertising total return and yield, comparative performance information may be used from time to time in advertising the Funds' shares, including data from Lipper, Inc. ("Lipper"), Morningstar, other industry publications and other entities or organizations which track the performance of investment companies. The performance of each Fund may be compared to that of its unmanaged benchmark index and to the performance of similar funds as reported by Lipper or such other database services.

         HISTORICAL DISTRIBUTION RATES. The Funds' historical annualized distribution rates are computed by dividing the income dividends of a Fund for a stated period by the maximum offering price on the last day of such period. For the one-year period ended September 30, 2001, the historical distribution rates of the Class A, Class B, Class C, Class Y and Class S Shares of the Funds were as set forth below.

                                          CLASS A       CLASS B      CLASS C     CLASS Y       CLASS S
Capital Growth Fund*                         --            --          --           --           --
Balanced Fund*                             2.67%          1.98%       2.52%        3.09%        1.40%
Equity Income Fund                         2.47           1.77        1.80         2.90        --
Growth & Income Fund*                      0.37           0.03       --            0.68         0.26
Large Cap Core Fund*                         --            --          --           --           --
Large Cap Growth Fund                        --            --          --           --           --
Large Cap Value Fund                       0.95           0.24        0.24         1.29          --
Relative Value Fund*                       0.89           0.25         --          1.22         0.87
Equity Index Fund                          0.79           0.12        0.12         1.18          --
Mid Cap Index Fund*                        0.51            --          --          0.80         0.64
Small Cap Index Fund*                      0.02           0.02         --          0.18          --
Micro Cap Fund*                              --            --          --           --           --
Mid Cap Core Fund*                           --            --          --           --           --
Mid Cap Growth Fund                          --            --          --           --           --
Mid Cap Value Fund                         0.66           0.18        0.18         0.95          --
Small Cap Core Fund*                         --            --          --           --           --
Small Cap Growth Fund                        --            --          --           --           --
Small Cap Value Fund                       0.32            --         0.09         0.56          --
Emerging Markets Fund                        --            --          --           --           --
International Fund*                          --            --          --           --          1.23
Health Sciences Fund                         --            --          --           --           --
Real Estate Securities Fund                4.82           4.38        4.44         5.33          --
Science & Technology Fund*                   --            --          --           --           --
Technology Fund                              --            --          --           --           --
Bond IMMDEX Fund*                          5.27           4.83         --          5.74         4.57
Corporate Bond Fund                        6.79           6.50        6.48         7.51          --
Fixed Income Fund                          5.13           4.73        4.68         5.67          --
High Yield Bond Fund                       0.42           0.48        0.44         0.48          --
Intermediate Term Bond Fund*               5.38            --          --          5.67         0.50
Short Term Bond Fund                       6.06            --          --          6.43          --
Strategic Income Fund                      8.16           8.35        7.72         8.77          --
U.S. Government Securities Fund*           5.08           4.62         --          1.95         4.91
Arizona Tax Free Fund                      4.76            --         4.51         5.10          --
California Intermediate Tax Free Fund      4.09            --          --          4.18          --
California Tax Free Fund                   4.33            --         4.12         4.75          --
Colorado Intermediate Tax Free Fund        4.28            --          --          4.06          --
Colorado Tax Free Fund                     4.57            --         4.40         4.95          --
Intermediate Tax Free Fund                 4.21            --          --          4.32          --
Minnesota Intermediate Tax Free Fund       4.22            --          --          4.33          --
Minnesota Tax Free Fund                    4.69            --         4.52         5.14          --
Missouri Tax Free Fund*                    3.88            --          --          4.24          --
Nebraska Tax Free Fund                     2.27            --         2.20         2.50          --
Oregon Intermediate Tax Free Fund          4.12            --          --          4.21          --
Tax Free Fund*                             4.67            --         4.50         5.11          --

-------------------

* Reflects information for predecessor funds. Firstar Large Cap Growth Fund is the accounting survivor of the reorganization transaction with First American Capital Growth Fund, consummated on September 24, 2001. Firstar Balanced Fund is the accounting survivor of the reorganization transaction with First American Balanced Fund, consummated on September 24, 2001. Firstar Growth & Income Fund is the accounting survivor of the reorganization transaction with First American Growth & Income Fund, consummated on September 24, 2001. Firstar Large Cap Core Fund is the accounting survivor of the reorganization transaction with First American Large Cap Core Fund, consummated on September 24, 2001. Firstar Relative Value Fund is the accounting survivor of the reorganization transaction with First American Relative Value Fund, consummated on September 24, 2001. Firstar Mid Cap Index Fund is the accounting survivor of the reorganization transaction with First American Mid Cap Index Fund, consummated on September 24, 2001. Firstar Small Cap Index Fund is the accounting survivor of the reorganization transaction with First American Small Cap Index Fund, consummated on September 24, 2001. Firstar Micro Cap Fund is the accounting survivor of the reorganization transaction with First American Micro Cap Fund, consummated on September 24, 2001. Firstar Mid Cap Core Fund is the accounting survivor of the reorganization transaction with First American Mid Cap Core Fund, consummated on September 24, 2001. Firstar Small Cap Core Fund is the accounting survivor of the reorganization transaction with First American Small Cap Core Fund, consummated on September 24, 2001; Firstar International Growth Fund is the accounting survivor of the reorganization transaction with First American International Fund, consummated on September 24, 2001. Firstar Science & Technology Fund is the accounting survivor of the reorganization transaction with First American Science & Technology Fund, consummated on September 24, 2001. Firstar Bond IMMDEX Fund is the accounting survivor of the reorganization transaction with First American Bond IMMDEX Fund, consummated on September 24, 2001. Firstar Intermediate Bond Fund is the accounting survivor of the reorganization transaction with First American Intermediate Term Bond Fund, consummated on September 24, 2001. Firstar U.S. Government Securities Fund is the accounting survivor of the reorganization transaction with First American U.S. Government Securities Fund, consummated on September 24, 2001. Firstar Missouri Tax Exempt Bond Fund is the accounting survivor of the reorganization transaction with First American Missouri Tax Free Fund, consummated on September 24, 2001. Firstar National Municipal Bond Fund is the accounting survivor of the reorganization transaction with First American Tax Free Fund, consummated on September 24, 2001.

         ANNUALIZED CURRENT DISTRIBUTION RATES. The Funds' annualized current distribution rates are computed by dividing a Fund's income dividends for a specified month (or three-month period, in the case of an Equity Fund) by the number of days in that month (or three-month period, in the case of an Equity
Fund) and multiplying by 365, and dividing the resulting figure by the maximum offering price on the last day of the specified period. The annualized current distribution rates for the one or three-month period (as appropriate) ended September 30, 2001, were as set forth below.

                                     CLASS A          CLASS B         CLASS C        CLASS Y         CLASS S
Capital Growth Fund*                     --%             --%              --%            --%            --%
Balanced Fund*                         2.22            1.61              8.01          2.59            --
Equity Income Fund                     1.91            1.32              1.33          2.26            --
Growth & Income Fund*                  0.33           --                --             0.61            0.35
Large Cap Core Fund*                  --              --                --            --              --
Large Cap Growth Fund                 --              --                --            --              --
Large Cap Value Fund                   1.03            0.34              0.32          1.35           --
Relative Value Fund*                   1.12            0.41             --             1.36            1.27
Equity Index Fund                      0.23           --                --             1.02           --
Mid Cap Index Fund*                    0.48           --                --             0.78            0.53
Small Cap Index Fund*                 --              --                --            --              --
Micro Cap Fund*                       --              --                --            --              --
Mid Cap Core Fund*                    --              --                --            --              --
Mid Cap Growth Fund                   --              --                --            --              --
Mid Cap Value Fund                     0.94            0.26              0.25          1.25           --
Small Cap Core Fund*                  --              --                --            --              --
Small Cap Growth Fund                 --              --                --            --              --
Small Cap Value Fund                  --              --                --            --              --
Emerging Markets Fund                 --              --                --            --              --
International Fund*                   --              --                --            --              --
Health Sciences Fund                  --              --                --            --              --
Real Estate Securities Fund            3.66            3.16              3.08          4.11           --
Science & Technology Fund*            --              --                --            --              --
Technology Fund                       --              --                --            --              --
Bond IMMDEX Fund*                      3.54            3.19             --             3.86            3.70
Corporate Bond Fund                    4.94            4.83              4.80          7.50           --
Fixed Income Fund                      3.99            3.88              4.61          5.49           --
High Yield Bond Fund                   5.07            5.79              5.31          5.80           --
Intermediate Term Bond Fund*           4.95           --                --             5.28           --
Short Term Bond Fund                   4.66           --                --             5.84           --
Strategic Income Fund                  7.31            6.91              6.85          7.88           --
U.S. Government Securities Fund*       3.35            2.98             --            --               3.50
Arizona Tax Free Fund                  5.00           --                 4.67          5.35           --





                                      122

California Intermediate Tax Free Fund  4.06           --                --             4.14           --
California Tax Free Fund               4.47           --                 4.17          4.94           --
Colorado Intermediate Tax Free Fund    4.13           --                --             4.24           --
Colorado Tax Free Fund                 4.86           --                --             4.54           --
Intermediate Tax Free Fund             3.32           --                --             3.40           --
Minnesota Intermediate Tax Free Fund   4.02           --                --             4.13           --
Minnesota Tax Free Fund                4.14           --                 3.94          4.56           --
Missouri Tax Free Fund*                2.68           --                --             2.94           --
Nebraska Tax Free Fund                 3.56           --                 3.55          3.95           --
Oregon Intermediate Tax Free Fund      4.27           --                --             4.36           --
Tax Free Fund*                         4.39           --                 4.04          4.91           --


------------------------

* Reflects information for predecessor funds Firstar Large Cap Growth Fund is the accounting survivor of the reorganization transaction with First American Capital Growth Fund, consummated on September 24, 2001. Firstar Balanced Fund is the accounting survivor of the reorganization transaction with First American Balanced Fund, consummated on September 24, 2001. Firstar Growth & Income Fund is the accounting survivor of the reorganization transaction with First American Growth & Income Fund, consummated on September 24, 2001. Firstar Large Cap Core Fund is the accounting survivor of the reorganization transaction with First American Large Cap Core Fund, consummated on September 24, 2001. Firstar Relative Value Fund is the accounting survivor of the reorganization transaction with First American Relative Value Fund, consummated on September 24, 2001. Firstar Mid Cap Index Fund is the accounting survivor of the reorganization transaction with First American Mid Cap Index Fund, consummated on September 24, 2001. Firstar Small Cap Index Fund is the accounting survivor of the reorganization transaction with First American Small Cap Index Fund, consummated on September 24, 2001. Firstar Micro Cap Fund is the accounting survivor of the reorganization transaction with First American Micro Cap Fund, consummated on September 24, 2001. Firstar Mid Cap Core Fund is the accounting survivor of the reorganization transaction with First American Mid Cap Core Fund, consummated on September 24, 2001. Firstar Small Cap Core Fund is the accounting survivor of the reorganization transaction with First American Small Cap Core Fund, consummated on September 24, 2001; Firstar International Growth Fund is the accounting survivor of the reorganization transaction with First American International Fund, consummated on September 24, 2001. Firstar Science & Technology Fund is the accounting survivor of the reorganization transaction with First American Science & Technology Fund, consummated on September 24, 2001. Firstar Bond IMMDEX Fund is the accounting survivor of the reorganization transaction with First American Bond IMMDEX Fund, consummated on September 24, 2001. Firstar Intermediate Bond Fund is the accounting survivor of the reorganization transaction with First American Intermediate Term Bond Fund, consummated on September 24, 2001. Firstar U.S. Government Securities Fund is the accounting survivor of the reorganization transaction with First American U.S. Government Securities Fund, consummated on September 24, 2001. Firstar Missouri Tax Exempt Bond Fund is the accounting survivor of the reorganization transaction with First American Missouri Tax Free Fund, consummated on September 24, 2001. Firstar National Municipal Bond Fund is the accounting survivor of the reorganization transaction with First American Tax Free Fund, consummated on September 24, 2001.

         TAX EQUIVALENT DISTRIBUTION RATES. The tax equivalent distribution rate for the Tax Free Funds is computed by dividing that portion of such a Fund's annualized current distribution rate (computed as described above) which is tax-exempt by one minus the stated federal or combined federal/state income tax rate, and adding the resulting figure to that portion, if any, of the annualized current distribution rate which is not tax-exempt. Based upon the maximum federal or combined federal/state income tax rates set forth above under "-- Tax Exempt vs. Taxable Income," the annualized current distribution rates for the month ended September 30, 2001, for each class of the Tax Free Funds were as set forth below.

                                                                CLASS A               CLASS C               CLASS Y
Arizona Tax Free Fund                                              8.58%                 8.01%                 9.18%
California Intermediate Tax Free Fund                              7.29                     *                  7.43
California Tax Free Fund                                           8.03                  7.49                  8.87
Colorado Intermediate Tax Free Fund                                7.05                     *                  7.24
Colorado Tax Free Fund                                             8.29                  8.04                  7.75
Intermediate Tax Free Fund                                         5.41                     *                  5.54
Minnesota Intermediate Tax Free Fund                               7.10                     *                  7.30
Minnesota Tax Free Fund                                            7.31                  6.96                  5.51
Missouri Tax Free Fund                                             4.64                    --                  7.80
Nebraska Tax Free Fund                                             6.21                  6.20                  8.00
Oregon Intermediate Tax Free Fund                                  7.64                     *                  6.89
Tax Free Fund                                                      7.15                  6.58                  5.10


                                    TAXATION

         Each Fund intends to fulfill the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

         If a Fund invests in U.S. Treasury inflation-protection securities, it will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If a Fund purchases such inflation-protection securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount. Generally, the original issue discount equals the difference between the "stated redemption price at maturity" of the obligation and its "issue price" as those terms are defined in the Code. A Fund holding an obligation with original issue discount is required to accrue as ordinary income a portion of such original issue discount even though it receives no cash currently as interest payment corresponding to the amount of the original issue discount. Because each Fund is required to distribute substantially all of its net investment income (including accrued original issue discount) in order to be taxed as a regulated investment company, it may be required to distribute an amount greater than the total cash income it actually receives. Accordingly, in order to make the required distributions, a Fund may be required to borrow or liquidate securities.

         If one of the Tax Free Funds disposes of a municipal obligation that it acquired after April 30, 1993 at a market discount, it must recognize any gain it realizes on the disposition as ordinary income (and not as capital gain) to the extent of the accrued market discount.

         Some of the investment practices that may be employed by the Funds will be subject to special provisions that, among other things, may defer the use of certain losses of such Funds, affect the holding period of the securities held by the Funds and, particularly in the case of transactions in or with respect to foreign currencies, affect the character of the gains or losses realized. These provisions may also require the Funds to mark-to-market some of the positions in their respective portfolios (i.e., treat them as closed out) or to accrue original discount, both of which may cause such Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualification as a regulated investment company and for avoiding income and excise taxes. Accordingly, in order to make the required distributions, a Fund may be required to borrow or liquidate securities. Each Fund will monitor its transactions and may make certain elections in order to mitigate the effect of these rules and prevent disqualification of the Funds as regulated investments companies.

         It is expected that any net gain realized from the closing out of futures contracts, options, or forward currency contracts will be considered gain from the sale of securities or currencies and therefore qualifying income for purposes of the 90% of gross income from qualified sources requirement, as discussed above.

         Any loss on the sale or exchange of shares of a Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the same Fund within 30 days before or after such sale or exchange. Furthermore, if Fund shares with respect to which a long-term capital gain distribution has been made are held for less than six months, any loss on the sale of exchange of such shares will be treated as a long-term capital loss to the extent of such long-term capital gain distribution. Furthermore, if a shareholder of any of the Tax-Free Funds receives an exempt-interest dividend from such fund and then disposes of his or her shares in such fund within six months after acquiring them, any loss on the sale or exchange of such shares will be disallowed to the extent of the exempt-interest dividend.

         For federal tax purposes, if a shareholder exchanges shares of a Fund for shares of any other FAIF Fund pursuant to the exchange privilege (see "Managing Your Investment -- Exchanging Shares" in the Prospectuses), such exchange will be considered a taxable sale of the shares being exchanged. Furthermore, if a shareholder of Class A Class B or Class C Shares carries out the exchange within 90 days of purchasing shares in a fund on which he or she has incurred a sales charge, the sales charge cannot be taken into account in determining the shareholder's gain or loss on the sale of those shares to the extent that the sales charge that would have been applicable to the purchase of the later-acquired shares in the other Fund is reduced because of the exchange privilege. However, the amount of any sales charge that may not be taken into account in determining the shareholder's gain or loss on the sale of the first-acquired shares may be taken into account in determining gain or loss on the eventual sale or exchange of the later-acquired shares.

         Pursuant to the Code, distributions of net investment income by a Fund to a shareholder who is a foreign shareholder (as defined below) will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business of such shareholder, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year. Each Fund will report annually to its shareholders the amount of any withholding.

         A foreign shareholder is any person who is not (i) a citizen or resident of the United States, (ii) a corporation, partnership or other entity organized in the United States or under the laws of the Untied States or a political subdivision thereof, (iii) an estate whose income is includible in gross income for U.S. federal income tax purposes of (iv) a trust whose administration is subject to the primary supervision of the U.S. court and which has one or more U.S. fiduciaries who have authority to control all substantial decisions of the trust.

         The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.

         With respect to the Minnesota Intermediate Tax Free Fund and the Minnesota Tax Free Fund, the 1995 Minnesota Legislature enacted a statement of intent (codified at Minn. Stat. ss. 289A.50, subdivision 10) that interest on obligations of Minnesota governmental units and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce because interest on obligations of governmental issuers located in other states is so included. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, irrespective of the date on which the obligations were issued. Minnesota Intermediate Tax Free Fund and the Minnesota Tax Free Fund are not aware of any decision in which a court has held that a state's exemption of interest on its own bonds or those of its political subdivisions or Indian tribes, but not of interest on the bonds of other states or their political subdivisions or Indian tribes, unlawfully discriminates against interstate commerce or otherwise contravenes the United States Constitution. Nevertheless, the Fund cannot predict the likelihood that interest on the Minnesota bonds held by the Funds would become taxable under this Minnesota statutory provision.

                             REDUCING SALES CHARGES

CLASS A SALES CHARGE

         The sales charge can be reduced on the purchase of Class A Shares through (i) quantity discounts and accumulated purchases, or (ii) signing a 13-month letter of intent.

         QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES: Each Fund will combine purchases made by an investor, the investor's spouse, and the investor's children when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

         For each Fund, the sales charge discount will be determined by adding
(i) the purchase price (including sales charge) of the Fund shares that are being purchased, plus (ii) the purchase price of the Class A shares of any other First American fund (other than a money market fund) that you are concurrently purchasing, plus (iii) the higher of the current net asset value or the original purchase price of Class A shares of the Fund or any other First American fund (other than a money market fund) that your already own. In order for an investor to receive the sales charge reduction on Class A Shares, the Fund must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined.

         LETTER OF INTENT: If an investor intends to purchase, in the aggregate, at least $50,000 of Class A shares in the Funds and other First American funds (other than money market funds), over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Funds' custodian to hold a percentage equal to the Funds' maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) until the purchase is completed.

         The amount held in escrow for all FAIF Funds will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

         A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.

SALES OF CLASS A SHARES AND CLASS C SHARES AT NET ASSET VALUE

         Purchases of a Fund's Class A Shares by the Advisor, any Sub-Advisor, any of their affiliates, or any of their or FAIF's officers, directors, employees, retirees, sales representatives and partners, registered representatives of any broker-dealer authorized to sell Fund shares, and full-time employees of FAIF's counsel, and members of their immediate families (i.e., parent, child, spouse, sibling, step or adopted relationships, grandparent, grandchild and UTMA accounts naming qualifying persons), may be made at net asset value without a sales charge. A Fund's Class A Shares also may be purchased at net asset value without a sales charge by fee-based registered investment advisors, financial planners and registered broker-dealers who are purchasing shares on behalf of their customers and by purchasers through "one-stop" mutual fund networks through which the Funds are made available. Class A Shares may be purchased at net asset value without a sales charge by investors participating in asset allocation "wrap" accounts offered by the Advisor or any of its affiliates, and by retirement and deferred compensation plans and the trusts used to fund such plans (including, but not limited to, those defined in Sections 401(k), 403(b) and 457 of the Internal Revenue Code and "rabbi trusts"), which plans and trusts purchase through "one-stop" mutual fund networks. In addition, purchases of Class A Shares for an investor's medical savings account for which U.S. Bank or an affiliate serves in a custodian capacity may be made at net asset value without a sales charge. The Advisor may pay its affiliated Broker-Dealers, U.S. Bancorp Piper Jaffray Inc. and U.S. Bancorp Investments, Inc., a commission of up to 2% of your purchase price in connection with net asset value purchases of Class A shares made pursuant to this paragraph.

         Class A shares may be purchased without a sales charge by non-retirement accounts if they total $1 million or more. Your investment professional or financial institution may receive a commission equal to 1.00% of the first $3 million, 0.75% of shares purchased in excess of $3 million up to $5 million, and 0.50% of shares purchased in excess of $5 million. Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund (the "Index Funds") may be used in the calculation to reach purchases of $1 million or more, but a commission is paid only on Class A shares of First American Funds other than the Index funds. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months.

         Class A Shares may also be purchased without a sales charge by 401(k), 403(b) and 457 plans, and Profit sharing and Pension plans, which have 200 or more eligible participants. Your representative must notify the Fund if your retirement/deferred compensation plan is eligible for the sales load waiver. Securities firms, financial institutions and other industry professionals that enter into sales agreements with the Funds' distributor to perform share distribution services may receive a commission on such sales of the Funds (except from sales of the Index Funds) equal to 1.00% of the first $3 million, 0.75% of shares purchased in excess of $3 million up to $5 million, and 0.50% of shares purchased in excess of $5 million.

         If Class A Shares of a Fund have been redeemed, the shareholder has a one-time right, within 180 days, to reinvest the redemption proceeds in Class A Shares of any First American fund at the next-determined net asset value without any sales charge. The Fund must be notified by the shareholder in writing or by his or her financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his or her shares of a Fund, there may be tax consequences.

         Class C Shares may be purchased without a sales charge by the web-based 401(k) plan product offered by U.S. Bank.

                   ADDITIONAL INFORMATION ABOUT SELLING SHARES

BY TELEPHONE

         A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution (less the amount of any applicable contingent deferred sales charge). Redemption requests must be received by the financial institution by the time specified by the institution in order for shares to be redeemed at that day's net asset value, and redemption requests must be transmitted to and received by the Funds as of the close of regular trading on the New York Stock Exchange (usually by 3:00 p.m. Central time) in order for shares to be redeemed at that day's net asset value unless the financial institution has been authorized to accept redemption requests on behalf of the Funds. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly. Certain financial institutions are authorized to act as the Funds' agent for the purpose of accepting redemption requests, and the Funds will be deemed to have received a redemption request upon receipt of the request by the financial institution.

         Shareholders who did not purchase their shares of a Fund through a financial institution may redeem their shares by telephoning Investor Services at 800 677-FUND. At the shareholder's request, redemption proceeds will be paid by check mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event more than seven days after the request. Wire instructions must be previously established on the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time the Funds determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified. The Funds may limit telephone redemption requests to $50,000 per day.

         In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Administrators nor any Fund will be responsible for any loss, liability, cost or expense for acting upon wire transfer instructions or telephone instructions that they reasonably believe to be genuine. The Administrators and the Funds will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Administrators examine each shareholder request by verifying the account number and/or tax identification number at the time such request is made. The Administrators subsequently send confirmation of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Administrators and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

         Any shareholder may redeem Fund shares by sending a written request to the Administrators, shareholder servicing agent, or financial institution. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, shareholder servicing agent or financial institution for assistance in redeeming by mail. Unless another form of payment is requested, a check for redemption proceeds normally is mailed within three days, but in no event more than seven days, after receipt of a proper written redemption request.

         Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

         o a trust company or commercial bank the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

         o a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or of the National Association of Securities Dealers;

         o a savings bank or savings and loan association the deposits of which are insured by the Savings Association;

         o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

         The Funds do not accept signatures guaranteed by a notary public.

         The Funds and the Administrators have adopted standards for accepting signature from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds and the Administrators reserve the right to amend these standards at any time without notice.

REDEMPTIONS BEFORE PURCHASE INSTRUMENTS CLEAR

         When shares are purchased by check or with funds transmitted through the Automated Clearing House, the proceeds of redemptions of those shares are not available until the Administrators are reasonably certain that the purchase payment has cleared, which could take up to fifteen calendar days from the purchase date.

                                     RATINGS

         A rating of a rating service represents that service's opinion as to the credit quality of the rated security. However, such ratings are general and cannot be considered absolute standards of quality or guarantees as to the creditworthiness of an issuer. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. Market values of debt securities may change as a result of a variety of factors unrelated to credit quality, including changes in market interest rates.

         When a security has been rated by more than one service, the ratings may not coincide, and each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. In general, the Funds are not required to dispose of a security if its rating declines after it is purchased, although they may consider doing so.

RATINGS OF LONG-TERM CORPORATE DEBT OBLIGATIONS AND MUNICIPAL BONDS

         STANDARD & POOR'S

         AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         CC: An obligation rated CC is currently highly vulnerable to nonpayment.

         C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

         D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

         MOODY'S

         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics, and in fact have speculative characteristics as well.

         Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes issues in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

RATINGS OF MUNICIPAL NOTES

         STANDARD & POOR'S

         SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

         SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3: Speculative capacity to pay principal and interest.

None of the Funds will purchase SP-3 municipal notes.

         MOODY'S. Generally, Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade ("MIG"); however, where an issue has a demand feature which makes the issue a variable rate demand obligation, the applicable Moody's rating is "VMIG."

         MIG 1/VMIG 1: This designation denotes the superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

         MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

         MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

None of the Funds will purchase MIG 2/VMIG 3 municipal notes.

RATINGS OF COMMERCIAL PAPER

         STANDARD & POOR'S
         Commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. None of the Funds will purchase commercial paper rated A-3 or lower.

         A-1: A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         A-3: A short term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

MOODY'S
         Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. None of the Funds will purchase Prime-3 commercial paper.

         PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         o    Leading market positions in well-established industries.

         o    High rates of return on funds employed.

         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

         PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                              FINANCIAL STATEMENTS

         The financial statements of FAIF included in its Annual Report to shareholders for the fiscal year ended September 30, 2001 are incorporated herein by reference.

[LOGO] FIRST AMERICAN FUNDS(TM)                       2001
                                                      ANNUAL REPORT




                                         EQUITY FUNDS








"Integrity and firmness is all I can promise; these, be the voyage long or short, never shall forsake me."

   _George Washington

FIRST AMERICAN FUNDS

WE BELIEVE INVESTMENT SUCCESS IS DEVELOPED OVER A LIFETIME. THE APPROACH MUST BE STRATEGIC AND GOAL-ORIENTED. THE PORTFOLIO MUST HAVE DEPTH AND BREADTH. AND THE INDIVIDUAL INVESTMENTS SHOULD DELIVER ABOVE-MARKET PERFORMANCE OVER A SUSTAINED PERIOD OF TIME.

FIRST AMERICAN FUNDS IS A COMPLETE RESOURCE FOR YOUR INVESTMENTS. WE HAVE A WIDE ARRAY OF OPTIONS--MORE THAN 50 MUTUAL FUNDS THAT CROSS ALL ASSET CLASSES. TO FIND OUT HOW FIRST AMERICAN FUNDS CAN HELP YOU MEET YOUR GOALS, CONTACT YOUR INVESTMENT PROFESSIONAL.


     OUR FUND FAMILY

  |  HIGHER RISK AND RETURN POTENTIAL
  |
> |  LARGE CAP FUNDS
  |    [] LARGE CAP GROWTH
  |    [] LARGE CAP VALUE
  |    [] LARGE CAP CORE
  |    [] GROWTH & INCOME
  |    [] RELATIVE VALUE
  |    [] CAPITAL GROWTH
  |    [] EQUITY INCOME
  |    [] BALANCED
> |  MID CAP FUNDS
  |    [] MID CAP GROWTH
  |    [] MID CAP VALUE
  |    [] MID CAP CORE
> |  SMALL CAP FUNDS
  |    [] MICRO CAP
  |    [] SMALL CAP GROWTH
  |    [] SMALL CAP VALUE
  |    [] SMALL CAP CORE
> |  INTERNATIONAL FUNDS
  |    [] EMERGING MARKETS
  |    [] INTERNATIONAL
> |  SECTOR FUNDS
  |    [] HEALTH SCIENCES
  |    [] REAL ESTATE SECURITIES
  |    [] TECHNOLOGY
  |    [] SCIENCE & TECHNOLOGY
  |  INDEX FUNDS
  |  ASSET ALLOCATION FUNDS
  |  INCOME FUNDS
  |  TAX FREE INCOME FUNDS
  |  MONEY MARKET FUNDS
  |
  |  LOWER RISK AND RETURN POTENTIAL


TABLE OF CONTENTS

Message to Shareholders                      1
Report of Independent Auditors              47
LARGE CAP FUNDS
    Statements of Net Assets                48
    Statements of Operations                68
    Statements of Changes in Net Assets     70
    Financial Highlights                    72
MID CAP FUNDS
    Statements of Net Assets                80
    Statements of Operations                88
    Statements of Changes in Net Assets     89
    Financial Highlights                    90
SMALL CAP FUNDS
    Statements of Net Assets                94
    Statements of Operations               102
    Statements of Changes in Net Assets    104
    Financial Highlights                   106
INTERNATIONAL FUNDS
    Statements of Net Assets               110
    Statements of Operations               116
    Statements of Changes in Net Assets    117
    Financial Highlights                   118
SECTOR FUNDS
    Statements of Net Assets               120
    Statements of Operations               126
    Statements of Changes in Net Assets    128
    Financial Highlights                   130
Notes to Financial Statements              134
Notice to Shareholders                     150




Our recent merger created an opportunity for First American Funds to put on a new face--which is exactly what we did. The new logo had to reflect our comprehensive suite of First American Funds and our commitment to providing unparalleled, dedicated client service.

WE CHOSE GEORGE WASHINGTON.
His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American Funds.



MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE.

--------------------------------------------------------------------------------
             NOT FDIC INSURED   NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

MESSAGE TO SHAREHOLDERS  November 16, 2001



     DEAR SHAREHOLDERS:

     Speaking for the board of directors and the staff of U.S. Bancorp Piper Jaffray Asset Management, Inc., thank you for the ongoing opportunity you have given us to manage your investments. This has been a momentous year for our fund family, as it has grown by combining the funds of the First American family with those from Firstar Funds. We believe this combination will provide significantly greater resources and capabilities that should prove beneficial to our shareholders.

     The past year is one that will leave its mark on all Americans due to a series of tumultuous and trying circumstances. Starting with a disputed Presidential election at the end of 2000, and followed by a slowing U.S. economy, a series of interest-rate cuts by the Federal Reserve, and the unprecedented terrorist action on September 11, the investment environment was like nothing we had ever witnessed. Like you, we will always remember those who lost their lives in the tragic terrorist attacks and the many citizens who sacrificed themselves in a heroic cause.

     Not surprisingly, this sequence of events resulted in market volatility. Bond markets generally benefited during this time, while equity markets underwent a fairly dramatic and sustained correction. A market environment such as this can be extremely challenging, and we are reminded that from time to time unusual events can create trying times for investors. This is when a focus on maintaining a disciplined, diversified approach is so important in helping you achieve your long-term objectives.

     This report provides you with details of investment results, fund holdings, financial statements, and notes relating to fund operations for the fiscal year ended September 30, 2001. Please review this information at your convenience.

     We thank you for putting your trust in the newly expanded First American family of funds. We are committed to helping you achieve your investment goals.



     Sincerely,


     /s/ Virginia L. Stringer                   /s/ Mark Jordahl


     VIRGINIA L. STRINGER                       MARK JORDAHL

     Chairperson of the Board                   Chief Investment Officer
     First American Investment Funds, Inc.      U.S. Bancorp Piper Jaffray Asset
                                                Management


                                  FIRST AMERICAN FUNDS ANNUAL REPORT 2001     1)

A QUICKLY
EVOLVING INVESTMENT
ENVIRONMENT


So much can change in one year. In September 2000, America was just beginning to focus on choosing a new President. The stock market was showing signs of taking an extended breather, but few saw any significant red flags for the economy. However, the environment quickly began to change. Stocks were confronted with substantial volatility, but bond markets managed to hold their own.

By the end of 2000, it was clear that an economic slowdown was beginning to take hold. Recognizing this situation, the Federal Reserve (the Fed) opened 2001 with a surprising cut in short-term interest rates. It represented a change in policy for the Fed, which up to that point had focused its energies on avoiding an overheated economy and the threat of inflation. The Fed remained aggressive about cutting rates through the winter, spring, and summer months, and its concern about a slowdown proved to be well founded. By the second quarter of 2001, the economy was teetering on the brink of a possible recession.



STOCKS STRUGGLE THROUGHOUT THE YEAR

While consumers managed to maintain fairly normal levels of spending for much of 2001, the major problem was that capital spending by businesses slowed significantly. This took a huge bite out of profits for a number of companies, dragging down stock prices. Sectors such as technology and telecommunications, which had been in a correction phase since early 2000, were hardest hit in this environment.

In general, smaller stocks performed better than large-company issues, and stocks with a value orientation were better performers than growth stocks.


(2      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

BONDS ON MORE SOLID GROUND

With signs of a slowing economy and the Fed cutting interest rates, the environment proved generally favorable for bonds. Yields on short- to intermediate-term securities in particular moved lower, helping to produce positive results for bond investors. In fact, interest rates on the shorter end of the yield curve dropped dramatically, while long-term rates tended to stay relatively stable. Corporate bonds started the 12-month period rather slowly, as Treasury securities proved more attractive. In the first six months of 2001, corporate bonds offered better returns, but took a backseat again in the last three months of the fiscal year. Typically, portfolios structured to benefit from falling interest rates and focused on the middle of the yield curve enjoyed the best performance.

The municipal bond market was in a rally mode for most of the 12-month period. As with taxable bonds, yields on shorter- to intermediate-term tax-exempt bonds declined the most. In fact, the bulk of the price appreciation occurred in the closing months of 2000.



SEPTEMBER 11 CREATES A DIFFERENT MARKET

An already difficult investment environment was greatly exacerbated by the terrible atrocities that occurred on September 11. It created an entirely new level of uncertainty that was far different from what the markets had ever seen, and did away with any hopes for an immediate economic recovery.

The volatile nature of the past year in the market provides further evidence of the importance of owning a diversified portfolio. Markets can move quickly, and unforeseen events can rapidly change the direction of the investment world. More than ever, the First American family of funds offers you a wide selection of investment options to help you take full advantage of the opportunities available in today's market.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001      3)

LARGE CAP GROWTH


INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL


Growth stocks, the dominant performer of the markets in the late 1990s, bore the brunt of a severe bear market that began in early 2000. The First American Large Cap Growth Fund declined 51.31% for the fiscal year ended September 30, 2001 (Class A shares declined 51.45% on net asset value). During the 12-month period, the fund's benchmark, the S&P 500 Composite Index, declined 26.62%.

While the domestic economy faced a significant slowdown dating back to the closing months of 2000, the situation was even more severe for many major U.S. corporations. They found themselves in what can be described as a "profits recession." Corporate earnings declined dramatically, and stock prices paid a significant price as a result. Large-cap growth stocks, which had been major beneficiaries of an unprecedented bull market in the previous decade, were particularly hard hit. Investors were clearly surprised by the depth of the profit decline, and a major selloff resulted.

The fund began the fiscal year with a heavy emphasis on technology stocks. That proved to be damaging to the portfolio in the early months, as technology stalwarts such as Cisco Systems and Texas Instruments saw their stock prices plunge. The fund's position in technology was reduced, and stocks the fund continues to hold in that area tend to be companies that may be less aggressive, but offer stable profit growth.

The fund put an increased weighting in growth stocks from the health care and consumer areas. Health care stocks proved to be the best-performing sector in the marketplace.

Another damaging aspect of the past year's market was a sudden change in the fortunes of energy stocks. Early in the period, energy stocks looked particularly attractive, as high demand and reduced supplies resulted in a boost in oil and natural gas prices. However, as the economy lost steam, demand fell as well as the values of many energy stocks.

The main issue affecting the fortunes of growth stocks going forward is when the economy will begin to recover. The events on September 11 have clearly dealt a setback to hopes for a rapid rebound. Until it becomes evident that corporate profits can stabilize and improve, the fund will maintain a somewhat defensive posture in its stock selection. Once it becomes evident that the economy is on the rise, the market for large-cap growth stocks, a core holding for many investors, is likely to improve.

---------------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
---------------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                SINCE INCEPTION(5)
                                                 --------------------------------------------------------------
                               1 YEAR   5 YEARS    12/18/1992    8/2/1994    8/15/1994    2/1/1999   9/24/2001
---------------------------------------------------------------------------------------------------------------
Class A NAV                   -51.45%     2.09%         5.39%          --           --          --          --
---------------------------------------------------------------------------------------------------------------
Class A POP                   -54.11%     0.95%         4.72%          --           --          --          --
---------------------------------------------------------------------------------------------------------------
Class B NAV                   -51.79%     1.34%            --          --        7.42%          --          --
---------------------------------------------------------------------------------------------------------------
Class B POP                   -53.93%     1.09%            --          --        7.42%          --          --
---------------------------------------------------------------------------------------------------------------
Class C NAV                   -51.78%        --            --          --           --     -15.51%          --
---------------------------------------------------------------------------------------------------------------
Class C POP                   -52.70%        --            --          --           --     -15.84%          --
---------------------------------------------------------------------------------------------------------------
Class S                            --        --            --          --           --          --       2.87%
---------------------------------------------------------------------------------------------------------------
Class Y                       -51.31%     2.36%            --       8.38%           --          --          --
---------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index(3)  -45.64%     6.50%        10.01%      11.54%       11.54%     -12.54%          --
---------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(4)    -26.62%    10.22%        12.63%      13.65%       13.65%      -5.33%          --
---------------------------------------------------------------------------------------------------------------


(4      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

LARGE CAP GROWTH


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN
              LARGE CAP        LARGE CAP         LARGE CAP       RUSSELL      S&P 500
             GROWTH FUND,     GROWTH FUND,      GROWTH FUND,   1000 GROWTH   COMPOSITE
             CLASS A NAV      CLASS A POP         CLASS Y        INDEX(3)     INDEX(4)
            --------------------------------------------------------------------------
CLASS A

12/1992        10,000            9,452                           10,000        10,000
 9/1993         8,947            8,457                            9,907        10,759
 9/1994         9,286            8,777                           10,485        11,155
 9/1995        12,183           11,515                           13,861        14,474
 9/1996        14,300           13,516                           16,827        17,416
 9/1997        18,976           17,935                           22,934        24,461
 9/1998        19,092           18,045                           25,481        26,672
 9/1999        25,964           24,541                           34,362        34,083
 9/2000        32,663           30,873                           42,413        38,611
 9/2001        15,859           14,989                           23,056        28,332

CLASS Y

 8/1994                                            10,000        10,000        10,000
 9/1994                                            10,236         9,863         9,756
 9/1995                                            13,467        13,038        12,657
 9/1996                                            15,835        15,828        15,231
 9/1997                                            21,021        21,574        21,391
 9/1998                                            21,246        23,969        23,325
 9/1999                                            28,970        32,324        29,806
 9/2000                                            36,541        39,897        33,765
 9/2001                                            17,792        21,688        24,777

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On May 18, 1994, the Large Cap Growth Fund became the successor by merger to the Boulevard Blue Chip Growth Fund. Prior to the merger, the First American fund had no assets or liabilities. Performance prior to May 18, 1994, is that of the Boulevard Blue Chip Growth Fund.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index and the Standard & Poor's/BARRA 500 Growth Index as benchmarks. Going forward, the fund will use the Russell 1000 Growth Index as a comparison because its composition better matches the fund's investment objective and strategies.

(4)  An unmanaged index of large-capitalization stocks.

(5) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001      5)

LARGE CAP VALUE

INVESTMENT OBJECTIVE: PRIMARY--CAPITAL APPRECIATION; SECONDARY--CURRENT INCOME


In one of the most difficult 12-month periods in recent memory for stocks of large American companies, the First American Large Cap Value Fund declined 13.53% for the fiscal year ended September 30, 2001 (Class A shares declined 13.72% on net asset value). During the same 12-month period, the fund's benchmark, the Russell 1000 Value Index, declined 8.91%.

The past 12 months saw investors turn more attention to value-oriented stocks. This segment of the market struggled through much of the 1990s, at a time when most investors preferred stocks of growth companies, especially in the high-flying technology sector. Since the early months of 2000, investor sentiment has shifted, favoring value issues. While technology stocks were losing ground, investors were putting more money to work in financial services, energy, and utilities stocks. Those sectors performed particularly well in the closing months of 2000.

After a brief spurt by growth stocks in the opening weeks of 2001, value once again regained leadership, and that trend generally held firm through much of the rest of the fiscal year. A significant event that occurred regularly throughout the year was the decision by the Federal Reserve (the Fed) to reduce short-term interest rates. Typically, in periods where the Fed is cutting rates, value stocks tend to perform well relative to the rest of the equity market. The Fed's actions were an effort to keep the U.S. economy from slowing too much. Despite the Fed's best efforts, the tragic events on September 11 may have pushed the nation into a recession.

The declining interest-rate environment helped improve prospects for financial services companies, and the fund was able to capitalize on positive performance. Basic materials and industrial stocks also performed relatively well, as did a number of the fund's health care holdings. By contrast, technology stocks struggled, though the fund's focus on more conservative companies in this sector tended to perform better than the broad market of technology stocks. Utilities stocks started the year on a positive track, but struggled through most of 2001, detracting from the fund's returns.

While the terrorist attacks on America have added a great deal of uncertainty to the equation, there are positive signs for equities entering the new fiscal year. What's more, it is possible that value stocks will continue to enjoy a position of strength within the stock market. Thanks to significant stimulus from the Fed and from added U.S. government spending and tax cuts, it seems likely that the economy will turn a corner and begin to enjoy modest growth in the coming months, which should improve the profit outlook for a number of companies. Today's market appears to offer fairly attractive value, and that is likely to benefit investors in the future.

----------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
----------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                  SINCE INCEPTION(5)
                                                            ----------------------------------------------
                               1 YEAR   5 YEARS   10 YEARS    2/4/1994   8/15/1994   2/1/1999   9/24/2001
----------------------------------------------------------------------------------------------------------
Class A NAV                   -13.72%     6.10%     10.94%          --          --         --          --
----------------------------------------------------------------------------------------------------------
Class A POP                   -18.48%     4.91%     10.32%          --          --         --          --
----------------------------------------------------------------------------------------------------------
Class B NAV                   -14.42%     5.31%         --          --       9.99%         --          --
----------------------------------------------------------------------------------------------------------
Class B POP                   -18.29%     5.08%         --          --       9.99%         --          --
----------------------------------------------------------------------------------------------------------
Class C NAV                   -14.36%        --         --          --          --     -5.02%          --
----------------------------------------------------------------------------------------------------------
Class C POP                   -15.99%        --         --          --          --     -5.38%          --
----------------------------------------------------------------------------------------------------------
Class S                            --        --         --          --          --         --       4.24%
----------------------------------------------------------------------------------------------------------
Class Y                       -13.53%     6.38%         --      10.60%          --         --          --
----------------------------------------------------------------------------------------------------------
Russell 1000 Value Index(3)    -8.91%    11.67%     13.85%      13.42%      13.99%      0.63%          --
----------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(4)    -26.62%    10.22%     12.70%      13.24%      13.73%     -5.34%          --
----------------------------------------------------------------------------------------------------------


(6      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

LARGE CAP VALUE


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

           FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
              LARGE CAP         LARGE CAP         LARGE CAP        RUSSELL     S&P 500
             VALUE FUND,       VALUE FUND,       VALUE FUND,     1000 VALUE   COMPOSITE
             CLASS A NAV       CLASS A POP         CLASS Y        INDEX(3)     INDEX(4)
           ----------------------------------------------------------------------------
CLASS A

9/1991          10,000             9,452                           10,000       10,000
9/1992          10,788            10,197                           11,240       11,105
9/1993          12,495            11,810                           14,090       12,549
9/1994          13,540            12,798                           13,994       13,012
9/1995          16,960            16,031                           17,868       16,882
9/1996          21,013            19,861                           21,075       20,314
9/1997          29,171            27,571                           29,992       28,531
9/1998          26,612            25,153                           31,069       31,110
9/1999          32,447            30,669                           36,885       39,754
9/2000          32,746            30,951                           40,173       45,035
9/2001          28,252            26,703                           36,592       33,047

CLASS Y

2/1994                                              10,000         10,000       10,000
9/1994                                              10,170          9,935       10,074
9/1995                                              12,763         12,686       13,070
9/1996                                              15,867         14,963       15,728
9/1997                                              22,076         21,294       22,089
9/1998                                              20,206         22,059       24,086
9/1999                                              24,707         26,188       30,779
9/2000                                              24,995         28,523       34,867
9/2001                                              21,614         25,980       25,585

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index as a benchmark. Going forward, the fund will use the Russell 1000 Value Index as a comparison because its composition better matches the fund's investment objectives and strategies.

(4)  An unmanaged index of large-capitalization stocks.

(5) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001      7)

LARGE CAP CORE

INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL


The First American Large Cap Core Fund declined by 37.34% for the 12-month period ended September 30, 2001 (Class A shares declined 37.47% on net asset value). During the 12 months, the fund's benchmark, the S&P 500 Composite Index, declined 26.62%.

The stock market was plagued throughout the 12-month period by the gradual weakening of the U.S. economy. The attacks on September 11 may have been the last straw, potentially sending the United States into a recession. Throughout the period, the stock market moved in different and sometimes surprising directions that made it difficult to identify the best categories of stocks. For instance, in the closing months of 2000 and early part of 2001, there were serious concerns about possible energy shortages. Prices of oil and natural gas shot up, benefiting stocks in those areas. But as the year progressed, the weaker economy dampened energy demand, and consequently, the fortunes of many of the stocks that had previously benefited. Likewise, stocks of large pharmaceutical companies performed particularly well in the early months of the fiscal year, but struggled through most of 2001.

The fund is well diversified among a broad range of large-cap stocks with about 130 issues in the portfolio. The outlook is particularly optimistic for health care and financial services stocks, which have a heavier-than-average weighting in the portfolio. The fund is structured with the expectation that the U.S. economy will begin to improve in the coming months, and the picture for company profits, which has been dismal in 2001, will improve in 2002. The fund's emphasis has been to own companies that would capitalize on this environment.

----------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
----------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                            SINCE INCEPTION(4)
                                                ---------------------------------------------------------
                              1 YEAR   5 YEARS   12/29/1992   1/9/1995   3/1/1999  11/27/2000   9/24/2001
----------------------------------------------------------------------------------------------------------
Class A NAV                  -37.47%     5.36%           --     10.11%         --          --          --
----------------------------------------------------------------------------------------------------------
Class A POP                  -40.92%     4.18%           --      9.18%         --          --          --
----------------------------------------------------------------------------------------------------------
Class B NAV                  -37.95%        --           --         --     -9.35%          --          --
----------------------------------------------------------------------------------------------------------
Class B POP                  -40.67%        --           --         --    -10.24%          --          --
----------------------------------------------------------------------------------------------------------
Class C NAV                       --        --           --         --         --          --       2.95%
----------------------------------------------------------------------------------------------------------
Class C POP                       --        --           --         --         --          --       0.93%
----------------------------------------------------------------------------------------------------------
Class S                           --        --           --         --         --     -31.16%          --
----------------------------------------------------------------------------------------------------------
Class Y                      -37.34%     5.62%        8.42%         --         --          --          --
----------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(3)   -26.62%    10.22%       12.80%     14.63%     -6.99%     -20.02%          --
----------------------------------------------------------------------------------------------------------


(8      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

LARGE CAP CORE


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
               LARGE CAP         LARGE CAP         LARGE CAP      S&P 500
              CORE FUND,        CORE FUND,        CORE FUND,     COMPOSITE
             CLASS A NAV       CLASS A POP         CLASS Y        INDEX(3)
            --------------------------------------------------------------

CLASS A

 1/1995        10,000              9,452                           10,000
10/1995        12,347             11,666                           12,603
10/1996        14,635             13,828                           15,640
10/1997        17,753             16,774                           20,663
10/1998        21,051             19,890                           25,204
10/1999        24,823             23,453                           31,671
10/2000        29,768             28,126                           33,599
 9/2001        19,103             18,049                           24,760

CLASS Y

12/1992                                             10,000         10,000
10/1993                                             10,753         10,981
10/1994                                             10,813         11,406
10/1995                                             12,927         14,422
10/1996                                             15,360         17,897
10/1997                                             18,675         23,644
10/1998                                             22,203         28,840
10/1999                                             26,241         36,241
10/2000                                             31,552         38,447
 9/2001                                             20,288         28,332


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On September 24, 2001, the Large Cap Core Fund became the successor by merger to the Firstar Large Cap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar Large Cap Core Equity Fund. Prior to January 10, 1995, the Firstar fund offered one class of shares to investors without a distribution or shareholder servicing fee. Performance presented prior to January 10, 1995, does not reflect these fees.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3)  An unmanaged index of large-capitalization stocks.

(4) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class C and Class S represents cumulative total return as the classes have been in operation less than one year.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001      9)

GROWTH & INCOME

INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL AND INCOME


The First American Growth & Income Fund lost 25.30% for the 12-month period ended September 30, 2001 (Class A shares declined 25.48% on net asset value). During the 12 months, the fund outpaced its benchmark, the S&P 500 Composite Index, which declined 26.62%.

The biggest issue confronting the equity markets during the period was continued slowing in U.S. economic growth, which may have actually reached recession levels by the end of the fiscal year, particularly following the terrorist attacks on September 11. In this environment, few companies were able to muster reasonable profit growth, which sent stock prices tumbling. Even a series of short-term interest rate cuts by the Federal Reserve, which began in January and continued right through to the end of the fiscal year, was not enough to stem the tide of a slowing U.S. economy and weak profit picture.

Among the sectors of the market that were hardest hit in the equity portfolio were stocks of health care companies. For most of the year, they proved to be a disappointment, generating poor returns. Only near the end of the year did they begin to find their way back into favor. Health care stocks represented the fund's largest equity position. The hardest-hit sector overall was technology, and that had a negative impact on the fund as well. The fund placed a bigger emphasis on technology stocks early in 2001, given that they already had suffered significant losses, but the relentless economy continued to hurt this area of business more than any other.

Better performance was generated by the fund's holdings in stocks of consumer product companies that typically don't see their fortunes change with swings in the economy, such as food and beverage firms and household products companies. Selected consumer cyclical stocks also performed well.

As the new fiscal year begins, it is clear that the U.S. economy is fighting a slump that has made for a difficult business environment. In the short term, that will mean many companies will have to work hard to achieve their profit expectations. However, it is expected that the economic cycle will eventually turn positive, probably in the early part of 2002. Once that becomes apparent, it's likely that stocks will enjoy a rebound. At some point, the fund will likely be positioned in a more aggressive manner in an effort to take advantage of an improving environment.

--------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                SINCE INCEPTION(4)
                                                           ---------------------------------------------
                              1 YEAR   5 YEARS   10 YEARS   1/9/1995   3/1/1999  11/27/2000   9/24/2001
--------------------------------------------------------------------------------------------------------
Class A NAV                  -25.48%     7.85%         --     13.06%         --          --          --
--------------------------------------------------------------------------------------------------------
Class A POP                  -29.58%     6.64%         --     12.11%         --          --          --
--------------------------------------------------------------------------------------------------------
Class B NAV                  -26.00%        --         --         --     -6.36%          --          --
--------------------------------------------------------------------------------------------------------
Class B POP                  -29.31%        --         --         --     -7.26%          --          --
--------------------------------------------------------------------------------------------------------
Class C NAV                       --        --         --         --         --          --       3.94%
--------------------------------------------------------------------------------------------------------
Class C POP                       --        --         --         --         --          --       1.92%
--------------------------------------------------------------------------------------------------------
Class S                           --        --         --         --         --     -23.50%          --
--------------------------------------------------------------------------------------------------------
Class Y                      -25.30%     8.11%     10.75%         --         --          --          --
--------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(3)   -26.62%    10.22%     12.70%     14.56%     -6.97%     -19.99%          --
--------------------------------------------------------------------------------------------------------


(10      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

GROWTH & INCOME


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
            GROWTH & INCOME   GROWTH & INCOME   GROWTH & INCOME    S&P 500
                 FUND,             FUND,             FUND,        COMPOSITE
             CLASS A NAV       CLASS A POP          CLASS Y        INDEX(3)
            ---------------------------------------------------------------

CLASS A

 1/1995        10,000              9,452                            10,000
10/1995        12,631             11,934                            12,603
10/1996        15,992             15,109                            15,640
10/1997        20,866             19,714                            20,663
10/1998        24,638             23,278                            25,204
10/1999        27,550             26,030                            31,671
10/2000        30,991             29,280                            33,599
 9/2001        22,830             21,570                            24,760

CLASS Y

10/1991                                              10,000         10,000
10/1992                                              10,582         10,995
10/1993                                              11,632         12,638
10/1994                                              11,847         13,128
10/1995                                              14,808         16,599
10/1996                                              18,789         20,598
10/1997                                              24,584         27,213
10/1998                                              29,094         33,193
10/1999                                              32,618         41,710
10/2000                                              36,777         44,250
 9/2001                                              27,159         32,608

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On September 24, 2001, the Growth & Income Fund became the successor by merger to the Firstar Growth & Income Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of Firstar Growth & Income Fund. Prior to January 10, 1995, the Firstar fund offered one class of shares to investors without a sales charge or a distribution or shareholder servicing fee. Performance presented prior to January 10, 1995, does not reflect these fees.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3)  An unmanaged index of large-capitalization stocks.

(4) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class C and Class S represents cumulative total return as the classes have been in operation less than one year.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      11)

RELATIVE VALUE


INVESTMENT OBJECTIVE: MAXIMIZE AFTER-TAX TOTAL RETURN FROM CAPITAL APPRECIATION PLUS INCOME

The First American Relative Value Fund declined by 11.97% for the 12-month period ended September 30, 2001 (Class A shares declined 12.18% on net asset value). During the 12-month period, the fund's benchmark, the Russell 1000 Value Index, declined 8.91%.

There were several major trends in the economy and markets that had a significant impact on the fund's performance over the past 12 months. For starters, the U.S. economy went into a definite slowdown mode in late 2000, and continued on that track throughout the first nine months of 2001. The tragedies on September 11 may have been the catalyst to throw the U.S. economy into a full-blown recession.

Throughout this period, the stock market continued a cycle that had begun in 2000 as investor interest shifted from a bias toward growth to one that favored value stocks. While previously red-hot sectors like technology and telecommunications stocks fell dramatically, sectors featuring a number of value-oriented names, including financial services, energy, and consumer companies that are not dependent on a strong economy to succeed, came to the forefront.

This portfolio is structured with a limited number of stocks (close to 50 at the end of the fiscal year). These stocks are chosen through a careful process that seeks to identify issues offering long-term fundamental value. Trading is limited, as the fund seeks to capture the full value of a stock's upside potential.

The fund is diversified across most market sectors, though it currently has its heaviest weighting in financial, energy, and technology stocks. Over the past fiscal year, a number of stocks in these industries performed well for the fund.

Given the dramatic decline in the markets in the wake of September 11, there appears to be solid opportunities to buy stocks at attractive prices as the new fiscal year gets underway. The foundation may have been laid for a positive year ahead. This fund strives to deliver consistent performance over time, and could play an important role in a well-diversified portfolio.

-----------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
-----------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                  SINCE INCEPTION(6)
                                                            -----------------------------------------------
                               1 YEAR   5 YEARS   10 YEARS   3/31/1998   8/18/1997  12/11/2000   9/24/2001
-----------------------------------------------------------------------------------------------------------
Class A NAV                   -12.18%     9.55%     12.06%          --          --          --          --
-----------------------------------------------------------------------------------------------------------
Class A POP                   -17.00%     8.32%     11.42%          --          --          --          --
-----------------------------------------------------------------------------------------------------------
Class B NAV                   -12.75%        --         --      -1.36%          --          --          --
-----------------------------------------------------------------------------------------------------------
Class B POP                   -17.07%        --         --      -2.18%          --          --          --
-----------------------------------------------------------------------------------------------------------
Class C NAV                        --        --         --          --          --          --       3.57%
-----------------------------------------------------------------------------------------------------------
Class C POP                        --        --         --          --          --          --       1.52%
-----------------------------------------------------------------------------------------------------------
Class S                            --        --         --          --          --     -13.53%          --
-----------------------------------------------------------------------------------------------------------
Class Y                       -11.97%        --         --          --       3.73%          --          --
-----------------------------------------------------------------------------------------------------------
Russell 1000 Value Index(3)    -8.91%    11.67%     13.85%       1.29%       6.51%      -7.67%          --
-----------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(4)    -26.62%    10.22%     12.70%      -0.34%       5.02%     -20.39%          --
-----------------------------------------------------------------------------------------------------------
S&P/BARRA 500 Value Index(5)  -16.89%     9.80%     12.68%       0.15%       4.85%     -18.22%          --
-----------------------------------------------------------------------------------------------------------


(12      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

RELATIVE VALUE


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
               RELATIVE          RELATIVE          RELATIVE       RUSSELL     S&P 500    S&P/BARRA
             VALUE FUND,       VALUE FUND,        VALUE FUND,   1000 VALUE   COMPOSITE   500 VALUE
             CLASS A NAV       CLASS A POP          CLASS Y      INDEX(3)     INDEX(4)   INDEX(5)
            --------------------------------------------------------------------------------------

CLASS A

11/1991        10,000           9,452                             10,000       10,000      10,000
11/1992        11,531          10,896                             12,048       11,847      11,764
11/1993        13,196          12,469                             14,299       13,044      13,968
11/1994        13,066          12,346                             14,118       13,181      13,944
11/1995        17,651          16,678                             19,273       18,055      18,815
11/1996        22,744          21,490                             24,343       23,085      23,983
11/1997        29,045          27,445                             31,566       29,668      29,997
11/1998        33,886          32,018                             36,329       36,683      33,971
11/1999        37,913          35,823                             40,132       44,344      38,203
10/2000        37,884          35,796                             42,679       46,108      42,149
 9/2001        32,140          30,368                             37,943       33,977      34,387

CLASS Y

 8/1997                                             10,000        10,000       10,000      10,000
11/1997                                             10,393        10,764       10,667      10,586
11/1998                                             12,154        12,388       13,190      11,988
11/1999                                             13,637        13,685       15,944      13,481
10/2000                                             13,671        14,553       16,579      14,874
 9/2001                                             11,627        12,938       12,217      12,135

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On September 24, 2001, the Relative Value Fund became the successor by merger to the Firstar Relative Value Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar Relative Value Fund. The Firstar Relative Value Fund was organized on December 11, 2000, and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

     On September 24, 2001, the fund changed its investment objective to manage its portfolio of securities on a tax-efficient basis. Performance prior to this date does not reflect this management strategy.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index and the Standard & Poor's/BARRA 500 Value Index as benchmarks. Going forward, the fund will use the Russell 1000 Value Index as a comparison because its composition better matches the fund's investment objectives and strategies.

(4)  An unmanaged index of large-capitalization stocks.

(5) An unmanaged capitalization-weighted index consisting of approximately 50% of the market capitalization of the Standard & Poor's Composite Index with low price-to-book ratios.

(6) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class C and Class S represents cumulative total return as the classes have been in operation less than one year.



                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      13)

CAPITAL GROWTH

INVESTMENT OBJECTIVE: MAXIMIZE LONG-TERM AFTER-TAX RETURNS


The First American Capital Growth Fund lost 43.17% for the 12-month period ended September 30, 2001(Class A shares declined 43.28% on net asset value). During the 12 months, the fund's benchmark, the Russell 1000 Growth Index, declined 45.64%.

Throughout the year, the U.S. economy was faced with a significant slowdown. This severely hampered business prospects for many companies, and led to profit declines. This also took a toll on stock prices. Hardest hit were growth companies, which had enjoyed the fruits of a solid run-up in values through the late 1990s and early 2000. With profit growth drying up, investors had less enthusiasm for the growth side of the market.

Technology stocks paid the biggest price. Business demand for tech-related products and services dried up dramatically beginning in 2000 and continuing in 2001. Stocks in that sector, which represented an important position in the fund, declined dramatically as a result. The fund also lost ground due to a strong commitment to health care stocks, which proved to be disappointing for most of the year. Only in the last two months did the health care area show signs of revival.

The fund did benefit from effective stock selection in many of the sectors in which it invests. Holdings in the consumer staple, financial, and technology area tended to perform better than the average stock within their respective sectors during the period. Few significant changes were made to the portfolio during the year. As a practice, the fund is generally positioned somewhat comparable to the overall market for growth stocks in terms of sector allocations. Value is added primarily through careful stock selection within each of those sectors.

As the new fiscal year begins, it is clear that the U.S. economy is fighting a slump that has made for a difficult business environment. In the short term, this will continue to create a challenge for many companies trying to meet profit expectations. As signs of an improved economy become more apparent, which could happen by early 2002, stocks are likely to generate better performance. In anticipation of that, the fund may be positioned in a more aggressive manner in order to take advantage of opportunities that are likely to return to the growth sector of the market.

--------------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                SINCE INCEPTION(6)
                                                  ------------------------------------------------------------
                                1 YEAR   5 YEARS   12/12/1994   8/18/1997   3/31/2000  12/11/2000   9/24/2001
--------------------------------------------------------------------------------------------------------------
Class A NAV                    -43.28%        --           --          --     -31.88%          --          --
--------------------------------------------------------------------------------------------------------------
Class A POP                    -46.39%        --           --          --     -34.40%          --          --
--------------------------------------------------------------------------------------------------------------
Class B NAV                    -43.66%     4.95%       10.12%          --          --          --          --
--------------------------------------------------------------------------------------------------------------
Class B POP                    -46.40%     4.62%       10.12%          --          --          --          --
--------------------------------------------------------------------------------------------------------------
Class C NAV                         --        --           --          --          --          --       2.58%
--------------------------------------------------------------------------------------------------------------
Class C POP                         --        --           --          --          --          --       0.60%
--------------------------------------------------------------------------------------------------------------
Class S                             --        --           --          --          --     -38.82%          --
--------------------------------------------------------------------------------------------------------------
Class Y                        -43.17%        --           --       0.29%          --          --          --
--------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index(3)   -45.64%     6.50%       12.25%       1.31%     -36.88%     -30.89%          --
--------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(4)     -26.62%    10.22%       14.80%       5.02%     -20.56%     -20.39%          --
--------------------------------------------------------------------------------------------------------------
S&P/BARRA 500 Growth Index(5)  -35.70%     9.94%       14.96%       4.42%     -30.55%     -22.79%          --
--------------------------------------------------------------------------------------------------------------


(14      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

CAPITAL GROWTH


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
               CAPITAL           CAPITAL           CAPITAL        RUSSELL     S&P 500     S&P/BARRA
             GROWTH FUND,      GROWTH FUND,      GROWTH FUND,   1000 VALUE   COMPOSITE   500 GROWTH
             CLASS B NAV       CLASS B POP         CLASS Y       INDEX(3)     INDEX(4)    INDEX(5)
            ---------------------------------------------------------------------------------------

CLASS B

12/1994        10,000            10,000                           10,000       10,000      10,000
11/1995        12,944            12,944                           13,640       13,498      13,658
11/1996        16,483            16,483                           17,228       17,258      17,528
11/1997        20,223            20,223                           21,796       22,180      23,094
11/1998        24,422            24,422                           28,042       27,424      30,885
11/1999        30,590            30,590                           36,873       33,152      39,685
10/2000        33,189            33,189                           38,250       34,470      38,845
 9/2001        19,260            19,260                           21,826       25,402      25,643

CLASS Y

 9/1997                                             10,000        10,000       10,000      10,000
11/1997                                             10,459        10,533       10,667      10,747
11/1998                                             12,646        13,552       13,190      14,372
11/1999                                             15,884        17,820       15,944      18,468
10/2000                                             17,286        18,485       16,579      18,076
 9/2001                                             10,119        10,548       12,217      11,933

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On September 24, 2001, the Capital Growth Fund became the successor by merger to the Firstar Large Cap Growth Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar Large Cap Growth Fund. The Firstar Large Cap Growth Fund was organized on December 11, 2000, and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

     On September 24, 2001, the fund changed its investment objective to manage its portfolio of securities on a tax-efficient basis. Performance prior to this date does not reflect this management strategy.

(2) Performance for Class A, Class C, and Class S shares is not presented. Performance for Class A and Class S is higher due to lower expenses. Performance for Class C is substantially similar to Class B due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's 500 Composite Index and the Standard & Poor's/BARRA 500 Growth Index as benchmarks. Going forward, the fund will use the Russell 1000 Growth Index as a comparison because its composition better matches the fund's investment objective and strategies.

(4)  An unmanaged index of large-capitalization stocks.

(5) An unmanaged market-capitalization-weighted index comprised of the stocks in the Standard & Poor's 500 Composite Index with the highest valuations and, in the advisor's view, the greatest growth opportunities.

(6) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class C and Class S represents cumulative total return as the classes have been in operation less than one year.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      15)

EQUITY INCOME

INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL AND INCOME


In a volatile year for stocks, the First American Equity Income Fund finished the year with a modest decline of 3.71% for the fiscal year ended September 30, 2001 (Class A shares declined 3.89% on net asset value). By comparison, the fund's benchmarks, the S&P 500 Composite Index and the Lehman Government/Credit Bond Index, declined 26.62% and gained 15.32% respectively, over the 12-month period.

Stocks that pay dividends began to draw more investor attention as market expectations shifted from the belief that the economy would continue to grow at a solid pace to the expectation that a recession was just around the corner. In fact, there has been a recession in business capital spending, which began to dramatically decline during the first months of 2001.

Because the fund was positioned to weather this change in expectations for the economy, the portfolio held up relatively well. The fund's focus on stocks that pay dividends helps to provide a cushion in periods when the markets move lower, as the current yield provides a reliable return that can help offset negative movement in stock prices.

One reason the fund performed well compared to its competitive group and the market as a whole was that it avoided significant investments in technology stocks, which were the hardest hit during the 12-month period.

Going forward, the fund will stick to its discipline of owning dividend-paying companies and emphasizing yield-oriented sectors of the market. It seems likely, particularly in the wake of the September 11 attacks, that the U.S. economy will struggle in the first months of the new fiscal year. While there are efforts underway to stimulate economic growth, the impact is likely to begin off of a much lower economic base, as well as a significantly lower level of corporate profits. The portfolio will be adjusted to favor stocks that can benefit from positive economic growth as improvement in the economy becomes more visible.

----------------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
----------------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                  SINCE INCEPTION(5)
                                                      ----------------------------------------------------------
                                    1 YEAR   5 YEARS   12/18/1992   8/2/1994   8/15/1994   2/1/1999   9/24/2001
----------------------------------------------------------------------------------------------------------------
Class A NAV                         -3.89%    10.74%       10.95%         --          --         --          --
----------------------------------------------------------------------------------------------------------------
Class A POP                         -9.19%     9.49%       10.24%         --          --         --          --
----------------------------------------------------------------------------------------------------------------
Class B NAV                         -4.64%     9.98%           --         --      11.64%         --          --
----------------------------------------------------------------------------------------------------------------
Class B POP                         -8.35%     9.72%           --         --      11.64%         --          --
----------------------------------------------------------------------------------------------------------------
Class C NAV                         -4.74%        --           --         --          --      0.75%          --
----------------------------------------------------------------------------------------------------------------
Class C POP                         -6.40%        --           --         --          --      0.36%          --
----------------------------------------------------------------------------------------------------------------
Class S                                 --        --           --         --          --         --       4.75%
----------------------------------------------------------------------------------------------------------------
Class Y                             -3.71%    11.08%           --     12.64%          --         --          --
----------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(3)         -26.62%    10.22%       12.63%     13.65%      13.65%     -5.33%          --
----------------------------------------------------------------------------------------------------------------
Lehman Gov't/Credit Bond Index(4)   15.32%     8.05%        7.45%      8.04%       8.04%      7.56%          --
----------------------------------------------------------------------------------------------------------------


(16      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

EQUITY INCOME


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN                 LEHMAN
                EQUITY           EQUITY           EQUITY        S&P 500    GOVERNMENT/
             INCOME FUND,     INCOME FUND,     INCOME FUND,    COMPOSITE   CREDIT BOND
             CLASS A NAV      CLASS A POP        CLASS Y        INDEX(3)     INDEX(4)
            --------------------------------------------------------------------------
CLASS A

12/1992       10,000             9,452                           10,000        10,000
 9/1993       10,377             9,808                           10,759        10,861
 9/1994       10,885            10,288                           11,155        10,681
 9/1995       12,851            12,146                           14,474        11,885
 9/1996       14,960            14,140                           17,416        12,494
 9/1997       19,622            18,546                           24,461        13,518
 9/1998       21,265            20,100                           26,672        14,926
 9/1999       23,337            22,057                           34,083        15,020
 9/2000       25,929            24,507                           38,611        15,956
 9/2001       24,919            23,553                           28,332        18,013

CLASS Y

 8/1994                                           10,000         10,000        10,000
 9/1994                                           10,045          9,756         9,908
 9/1995                                           11,877         12,657        11,025
 9/1996                                           13,871         15,231        11,590
 9/1997                                           18,234         21,391        12,540
 9/1998                                           19,848         23,325        13,846
 9/1999                                           21,853         29,806        13,933
 9/2000                                           24,358         33,765        14,801
 9/2001                                           23,455         24,777        16,710

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On May 18, 1994, the Equity Income Fund became the successor by merger to the Boulevard Strategic Balance Fund. Prior to the merger, the First American fund had no assets or liabilities. Performance prior to May 18, 1994, is that of the Boulevard Strategic Balance Fund.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3)  An unmanaged index of large-capitalization stocks.

(4) An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities and investment-grade corporate debt securities.

(5) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      17)

BALANCED

INVESTMENT OBJECTIVE: MAXIMIZE TOTAL RETURN (CAPITAL APPRECIATION PLUS INCOME)


Stock markets have struggled in a declining economy, while bond markets have enjoyed better performance with interest rates moving lower. The First American Balanced Fund posted a decline of 18.14% for the 12-month period ended September 30, 2001 (Class A shares declined 18.38% on net asset value). For the same period, the fund's benchmarks had varying performance. The S&P 500 Composite Index declined 26.62%, while the Lehman Aggregate Bond Index gained 12.96%.
     The fund's equity component, which focused on a broad mix of large-, mid-, and small-cap stocks, was hard hit by a slowing economy. This created a difficult business environment for many companies, who saw their revenues decline and profit expectations become difficult to meet. Even a series of short-term interest-rate cuts by the Federal Reserve, which began in January and continued right through to the end of the fiscal year, was not enough to stem the tide of a slowing U.S. economy. The tragic terrorist attacks on September 11 clearly had a damaging effect on the economy as we closed out the fiscal year.
     Throughout the period, the market moved in different and sometimes surprising directions that made it difficult to identify the best categories of stocks. For instance, in the closing months of 2000 and early part of 2001, there were serious concerns about possible energy shortages. Prices of oil and natural gas shot up, benefiting stocks in those areas. But as the year progressed, the weaker economy dampened energy demand, and consequently, the fortunes of many of the stocks that had previously benefited. Likewise, stocks of large pharmaceutical companies performed particularly well in the early months of the fiscal year, but struggled through most of 2001.
     The fund took advantage of strong performance among its holdings of health care services and supply companies. By contrast, the weak technology sector had a detrimental impact on the portfolio as it did on the market as a whole.
     In the fixed-income portfolio, interest rates on the short end of the yield curve came down dramatically from January forward, tied to the Federal Reserve's interest-rate cuts. Longer-bonds saw yields drop, but not in a significant way. Early in the year, the fund put a heavy emphasis on corporate bonds, and they performed better than Treasury debt securities into the summer. The fund's position was shifted somewhat at that time, taking profits on some corporate bonds and putting the proceeds to work in U.S. Treasury securities.
     As the U.S. economy showed further signs of slowing in the middle of summer, the environment changed in favor of Treasury debt securities. The September 11 attacks clearly changed investor perceptions for the short term, and most looked to put money to work in the highest-quality sector of the bond market--short-term U.S. government securities.
     As the new fiscal year begins, it is clear that the U.S. economy is fighting a slump that has made for a difficult business environment. In the short term, that will continue to create a difficult profit environment for many companies. It also is likely to keep the bond market moving in a generally positive direction.
     Equity markets are waiting for signs of economic improvement. It seems possible that stimulus efforts by both the Federal Reserve and the federal government will help that process. Once a recovery becomes apparent, stocks are likely to enjoy stronger performance. In the short term, markets will likely remain volatile, but as signals improve, the fund may take a more aggressive position in order to capitalize on future appreciation potential.
     Although interest rates are at very low levels, continued modest inflation should prevent them from climbing dramatically in the months ahead. In an environment where rates are relatively steady or moving only slightly higher, it is likely that corporate bonds will prove to be the most attractive area of the fixed income market, and the bond portfolio will concentrate on that segment.

---------------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
---------------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                SINCE INCEPTION(6)
                                                     ----------------------------------------------------------
                                   1 YEAR   5 YEARS   3/30/1992   1/9/1995   3/1/1999   11/27/2000   9/24/2001
---------------------------------------------------------------------------------------------------------------
Class A NAV                       -18.38%     5.99%          --      9.48%         --           --          --
---------------------------------------------------------------------------------------------------------------
Class A POP                       -22.88%     4.80%          --      8.55%         --           --          --
---------------------------------------------------------------------------------------------------------------
Class B NAV                       -19.00%        --          --         --     -0.75%           --          --
---------------------------------------------------------------------------------------------------------------
Class B POP                       -22.37%        --          --         --     -1.66%           --          --
---------------------------------------------------------------------------------------------------------------
Class C NAV                            --        --          --         --         --           --       2.15%
---------------------------------------------------------------------------------------------------------------
Class C POP                            --        --          --         --         --           --       0.18%
---------------------------------------------------------------------------------------------------------------
Class S                                --        --          --         --         --      -14.03%          --
---------------------------------------------------------------------------------------------------------------
Class Y                           -18.14%     6.29%       8.33%         --         --           --          --
---------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index(3)        -26.62%    10.22%      12.74%     14.56%     -6.97%      -20.00%          --
---------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index(4)     12.96%     8.06%       7.76%      8.49%      7.76%       10.41%          --
---------------------------------------------------------------------------------------------------------------
Lehman Gov't/Credit Bond Index(5)  13.17%     8.00%       7.26%      7.90%      7.74%       10.88%          --
---------------------------------------------------------------------------------------------------------------


(18      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

BALANCED


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

                                                                                            LEHMAN
            FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN    S&P 500       LEHMAN      GOVERNMENT/
            BALANCED FUND,   BALANCED FUND,   BALANCED FUND,   COMPOSITE     AGGREGATE    CREDIT BOND
             CLASS A NAV      CLASS A POP         CLASS Y       INDEX(3)   BOND INDEX(4)    INDEX(5)
           ------------------------------------------------------------------------------------------
CLASS A

 1/1995        10,000            9,452                           10,000       10,000         10,000
10/1995        12,197           11,522                           12,603       11,288         11,077
10/1996        13,707           12,949                           15,640       11,948         11,721
10/1997        16,182           15,287                           20,663       13,013         12,599
10/1998        17,578           16,606                           25,204       14,226         13,745
10/1999        18,541           17,516                           31,671       14,301         13,882
10/2000        22,152           20,926                           33,599       15,344         14,775
 9/2001        18,380           17,363                           24,760       17,220         16,605

CLASS Y

 3/1992                                            10,000        10,000       10,000         10,000
10/1992                                            10,381        10,548       10,706         10,713
10/1993                                            11,772        12,124       11,978         11,778
10/1994                                            11,665        12,593       11,538         11,550
10/1995                                            13,974        15,923       13,344         12,997
10/1996                                            15,724        19,759       14,124         13,752
10/1997                                            18,618        26,104       15,383         14,782
10/1998                                            20,264        31,841       16,818         16,127
10/1999                                            21,454        40,011       16,906         16,287
10/2000                                            25,720        42,448       18,140         17,335
 9/2001                                            21,389        31,280       20,357         19,482

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On September 24, 2001, the First American Balanced Fund combined with Firstar Balanced Growth Fund and Firstar Balanced Income Fund. Performance history prior to September 24, 2001, represents that of Firstar Balanced Growth Fund.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3)  An unmanaged index of large-capitalization stocks.

(4) An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index, and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities and investment-grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset Backed Securities Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto, and home equity loans. Previously, the fund used the Lehman Government/Credit Bond Index as its benchmark index. Going forward, the fund will use the Lehman Aggregate Bond Index as a comparison because its composition better matches the fund's investment objectives and strategies.

(5) An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities and investment-grade corporate debt securities.


                                      AMERICAN FUNDS ANNUAL REPORT 2001      19)

MID CAP GROWTH

INVESTMENT OBJECTIVE: GROWTH OF CAPITAL


Growth stocks faced significant challenges in the fiscal year ended September 30, 2001. This took a toll on the First American Mid Cap Growth Fund, which declined 49.22% (Class A shares lost 49.38% on net asset value). By comparison, the fund's benchmark, the Russell Midcap Growth Index, declined by 51.77%.

Beginning in the closing months of 2000, the U.S. economy, which had enjoyed tremendous growth in previous years, suddenly began to slow significantly. While not yet slipping into a recession, economic growth was tepid at best through much of the fiscal year. That created a difficult environment for growth stocks, which depend on increasing revenues and profits to rise in value. Technology stocks, commonly a big part of any growth portfolio, were the hardest hit. As many companies trimmed their spending on technology and telecommunications equipment, a number of these stocks were driven down in dramatic fashion.

Given that reality, the fund shifted its focus to other types of mid-cap growth stocks. Better opportunities were identified in areas like energy, financial services, and health care.

The tragic attacks that occurred on September 11 appeared to leave a mark on the U.S. economy. Hopes of avoiding a recession faded as a result of the tragedy, and that may delay a near-term recovery for growth stocks. However, it is possible that as the economy begins to recover and another cycle of growth gets underway, the fund should be able to capitalize on a number of investment opportunities.

In fact, mid-cap stocks have a solid record of performing well in the early stages of an economic recovery. While this area of the market can be subject to significant volatility, there are reasons to be optimistic about long-term prospects for the portfolio. With the Federal Reserve and the U.S. government adding fiscal stimulus to the economy, the environment is likely to improve for mid-cap companies that are looking for capital to grow their businesses. What's more, mid-cap growth stocks still appear to be attractively valued in the market, which should draw more investor interest as stocks find their way back into positive territory.

-------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
-------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                SINCE INCEPTION(5)
                                                               ----------------------------------
                                 1 YEAR   5 YEARS   10 YEARS    8/7/1998    2/1/1999   9/24/2001
-------------------------------------------------------------------------------------------------
Class A NAV                     -49.38%     4.36%     10.63%          --          --          --
-------------------------------------------------------------------------------------------------
Class A POP                     -52.17%     3.18%     10.01%          --          --          --
-------------------------------------------------------------------------------------------------
Class B NAV                     -49.65%        --         --      -0.66%          --          --
-------------------------------------------------------------------------------------------------
Class B POP                     -51.11%        --         --      -1.04%          --          --
-------------------------------------------------------------------------------------------------
Class C NAV                     -49.73%        --         --          --      -3.60%          --
-------------------------------------------------------------------------------------------------
Class C POP                     -50.53%        --         --          --      -3.97%          --
-------------------------------------------------------------------------------------------------
Class S                              --        --         --          --          --       1.81%
-------------------------------------------------------------------------------------------------
Class Y                         -49.22%     4.64%     10.77%          --          --          --
-------------------------------------------------------------------------------------------------
Russell Midcap Growth Index(3)  -51.77%     4.51%      9.73%       4.38%      -5.80%          --
-------------------------------------------------------------------------------------------------
Russell Midcap Index(4)         -22.36%     9.15%     12.74%       8.86%       2.57%          --
-------------------------------------------------------------------------------------------------


(20      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

MID CAP GROWTH


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
               MID CAP           MID CAP           MID CAP          RUSSELL      RUSSELL
             GROWTH FUND,      GROWTH FUND,      GROWTH FUND,    MIDCAP GROWTH   MIDCAP
             CLASS A NAV       CLASS A POP         CLASS Y          INDEX(3)    INDEX(4)
            ----------------------------------------------------------------------------
CLASS A

9/1991         10,000              9,452                             10,000       10,000
9/1992         10,462              9,891                             10,923       11,454
9/1993         14,322             13,540                             13,132       14,281
9/1994         13,974             13,211                             13,450       14,517
9/1995         18,820             17,793                             17,440       18,450
9/1996         22,177             20,967                             20,289       21,410
9/1997         26,843             25,379                             26,303       28,916
9/1998         23,340             22,066                             23,838       27,177
9/1999         30,736             29,058                             32,704       32,463
9/2000         54,231             51,272                             52,449       42,729
9/2001         27,453             25,955                             25,297       33,175

CLASS Y

2/1997                                              10,000           10,000       10,000
9/1997                                              12,193           12,338       12,318
9/1998                                              10,633           11,182       11,577
9/1999                                              14,032           15,341       13,829
9/2000                                              24,820           24,603       18,202
9/2001                                              12,604           11,867       14,132

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. Stocks of mid-capitalization companies may be slightly less volatile than those of small-capitalization companies, but they still involve substantial risk and may be subject to more abrupt or erratic price fluctuations than large-capitalization companies.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On August 7, 1998, the Mid Cap Growth Fund became the successor by merger to the Piper Emerging Growth Fund, a series of Piper Funds Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance prior to August 7, 1998, is that of the Piper Emerging Growth Fund.

     The Mid Cap Growth Fund's 1999 and 2000 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it had in 1999 and 2000.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. Previously, the fund used the Russell Midcap Index as a benchmark. Going forward, the fund will use the Russell Midcap Growth Index as a comparison because its composition better matches the fund's investment objective and strategies.

(4) An unmanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the investable U.S. equity market.

(5) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      21)

MID CAP VALUE

INVESTMENT OBJECTIVE: CAPITAL APPRECIATION


In a generally difficult market for stocks, mid-cap value issues managed to avoid many of the problems. Still, the First American Mid Cap Value Fund declined 5.37% for the fiscal year ended September 30, 2001 (Class A shares lost 5.41% on net asset value). Over the 12 months, the fund's broad-based benchmark, the Russell Midcap Value Index, declined 0.04%.

A very positive trend for the fund was that value stocks significantly outperformed growth issues. While a slow economy limited the upside potential for stocks, investors clearly showed a preference for attractively priced companies that could generate positive earnings. Over an 18-month span, mid-cap value stocks have made up most of the ground that was lost during an extended period that favored growth stocks during the late 1990s and early part of 2000.

The fund focused its portfolio on high-quality companies with a track record of solid profitability and steady business performance. These companies are driven by strong management teams and participate in industries with good business fundamentals. Among the blue-chip names that contributed positively to the fund's performance were General Dynamics, SunGard Data Systems, Kinder Morgan, and ITT Industries. Two stocks in the portfolio that were faced with difficult challenges but managed to bounce back strongly were Office Depot and Federated Department Stores.

The fund lost some ground due to poor performance among its limited holdings in the hard-hit technology sector, and significant losses in a major airline holding, Delta Airlines, shortly after the terrorist attacks on September 11.

Those events had a damaging effect on investor psychology and expectations for an economic turnaround. The market's expectation for the economy is that a recovery may be delayed until some time in 2002, as the nation tries to rebound from the impact of the tragedy on a number of business sectors. The fund is structured with a very diversified mix of stocks across a broad range of industries. With a focus on identifying companies that have the potential to outperform the market as a whole, the fund will seek to generate competitive returns in the year ahead.

---------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
---------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                                 SINCE INCEPTION(5)
                                                            ---------------------------------------------
                               1 YEAR   5 YEARS   10 YEARS   2/4/1994   8/15/1994   2/1/1999   9/24/2001
---------------------------------------------------------------------------------------------------------
Class A NAV                    -5.41%     2.94%     10.24%         --          --         --          --
---------------------------------------------------------------------------------------------------------
Class A POP                   -10.61%     1.78%      9.61%         --          --         --          --
---------------------------------------------------------------------------------------------------------
Class B NAV                    -6.21%     2.18%         --         --       7.07%         --          --
---------------------------------------------------------------------------------------------------------
Class B POP                   -10.90%     1.94%         --         --       7.07%         --          --
---------------------------------------------------------------------------------------------------------
Class C NAV                    -6.17%        --         --         --          --      0.11%          --
---------------------------------------------------------------------------------------------------------
Class C POP                    -8.05%        --         --         --          --     -0.27%          --
---------------------------------------------------------------------------------------------------------
Class S                            --        --         --         --          --         --       3.23%
---------------------------------------------------------------------------------------------------------
Class Y                        -5.37%     3.20%         --      7.83%          --         --          --
---------------------------------------------------------------------------------------------------------
Russell Midcap Value Index(3)  -0.04%    10.77%     13.84%     12.29%      12.69%      5.13%          --
---------------------------------------------------------------------------------------------------------
Russell Midcap Index(4)       -22.36%     9.15%     12.74%     11.35%      11.97%      2.57%          --
---------------------------------------------------------------------------------------------------------


(22      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

MID CAP VALUE


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN
               MID CAP          MID CAP          MID CAP        RUSSELL         RUSSELL
             VALUE FUND,      VALUE FUND,      VALUE FUND,    MIDCAP VALUE      MIDCAP
             CLASS A NAV      CLASS A POP        CLASS Y        INDEX(3)       INDEX(4)
            ---------------------------------------------------------------------------
CLASS A

9/1991         10,000             9,452                          10,000         10,000
9/1992         11,517            10,880                          11,813         11,454
9/1993         13,688            12,931                          15,030         14,281
9/1994         16,257            15,357                          15,184         14,517
9/1995         18,310            17,297                          18,942         18,450
9/1996         22,930            21,662                          21,924         21,410
9/1997         32,086            30,311                          30,748         28,916
9/1998         22,836            21,573                          29,608         27,177
9/1999         24,669            23,305                          32,368         32,463
9/2000         28,019            26,469                          36,576         42,729
9/2001         26,504            25,038                          36,563         33,175

CLASS Y

2/1994                                            10,000         10,000         10,000
9/1994                                            10,731         10,017          9,900
9/1995                                            12,108         12,497         12,582
9/1996                                            15,209         14,464         14,600
9/1997                                            21,331         20,286         19,719
9/1998                                            15,220         19,533         18,533
9/1999                                            16,508         21,354         22,138
9/2000                                            18,810         24,130         29,138
9/2001                                            17,800         24,122         22,623

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. Stocks of mid-capitalization companies may be slightly less volatile than those of small-capitalization companies, but they still involve substantial risk and may be subject to more abrupt or erratic price fluctuations than large-capitalization companies.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Previously, the fund used the Russell Midcap Index as a benchmark. Going forward, the fund will use the Russell Midcap Value Index as a comparison because its composition better matches the fund's investment objective and strategies.

(4) An unmanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the investable U.S. equity market.

(5) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      23)

MID CAP CORE

INVESTMENT OBJECTIVE: CAPITAL APPRECIATION


Amid a weakening economy, mid-cap stocks faced difficult challenges in the 12-month period ended September 30, 2001. In that time, the First American Mid Cap Core Fund declined 22.46% (Class A shares lost 22.64% on net asset value). The fund's benchmark, the S&P Midcap 400 Index, declined 19.00% for the period.

As 2000 came to a close, significant concerns about the state of the U.S. economy were coming to the forefront. By early January, the Federal Reserve began a long string of short-term interest rate cuts in an effort to keep the economy out of recession. In the early part of the fiscal year, energy stocks performed extremely well. Health care and financial stocks also held up reasonably well. The environment was far more difficult for stocks in the once high-flying technology sector. With an economic slowdown at hand, a number of businesses trimmed their technology budgets, and that left many technology suppliers struggling to generate profit growth.

While the environment as a whole was difficult for equity investors, mid-cap stocks generally held up better than large-cap stocks. That was a switch from previous years, when large-cap stocks significantly outperformed the rest of the market. Still, a number of companies found earnings growth hard to come by in slow-growth economy.

Effective stock selection in these sectors proved to be helpful to the fund's return. While the absolute performance of technology stocks was disappointing, the fund managed to avoid the weakest sectors, such as Internet and semiconductor stocks.

In light of the September 11 attacks on the United States, steps have been taken to upgrade the portfolio, focusing on stocks that are not overly dependent on the immediate prospects for the U.S. economy. This conservative approach should be helpful in a period of uncertainty and expected volatility in the market. Once the economy begins to move out of a recession, mid-cap stocks appear to be well positioned to capture much of the potential of the markets. Historically, mid-cap issues have performed very well in the early stages of an economic recovery. If that pattern holds true again, the fund should be well positioned to take advantage of the opportunities offered in the market.

-------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
-------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                               SINCE INCEPTION(4)
                                                        -----------------------------------------------
                           1 YEAR   5 YEARS   10 YEARS   1/9/1995     3/1/1999  12/11/2000   9/24/2001
-------------------------------------------------------------------------------------------------------
Class A NAV               -22.64%     5.66%         --     10.72%           --          --          --
-------------------------------------------------------------------------------------------------------
Class A POP               -26.89%     4.47%         --      9.79%           --          --          --
-------------------------------------------------------------------------------------------------------
Class B NAV               -23.28%        --         --         --        5.98%          --          --
-------------------------------------------------------------------------------------------------------
Class B POP               -25.75%        --         --         --        5.20%          --          --
-------------------------------------------------------------------------------------------------------
Class C NAV                    --        --         --         --           --          --       3.39%
-------------------------------------------------------------------------------------------------------
Class C POP                    --        --         --         --           --          --       1.36%
-------------------------------------------------------------------------------------------------------
Class S                        --        --         --         --           --     -20.87%          --
-------------------------------------------------------------------------------------------------------
Class Y                   -22.46%     5.91%     10.09%         --           --          --          --
-------------------------------------------------------------------------------------------------------
S&P MidCap 400 Index(3)   -19.00%    13.67%     14.45%     16.46%        8.01%     -15.76%         --
-------------------------------------------------------------------------------------------------------


(24      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

MID CAP CORE


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

              FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN
                  MID CAP          MID CAP          MID CAP         S&P
                 CORE FUND,       CORE FUND,       CORE FUND,    MIDCAP 400
                CLASS A NAV      CLASS A POP        CLASS Y       INDEX(3)
              -------------------------------------------------------------

CLASS A

 1/1995           10,000             9,452                         10,000
10/1995           12,873            12,166                         12,449
10/1996           14,453            13,658                         14,608
10/1997           17,658            16,688                         19,381
10/1998           16,615            15,702                         20,681
10/1999           16,832            15,907                         25,038
10/2000           24,783            23,421                         32,962
 9/2001           19,826            18,736                         27,636

CLASS Y

10/1991                                             10,000         10,000
10/1992                                             10,886         11,081
10/1993                                             12,644         13,467
10/1994                                             12,994         13,787
10/1995                                             16,346         16,711
10/1996                                             18,402         19,611
10/1997                                             22,532         26,017
10/1998                                             21,256         27,762
10/1999                                             21,588         33,612
10/2000                                             31,861         44,250
 9/2001                                             25,540         37,100

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. Stocks of mid-capitalization companies may be slightly less volatile than those of small-capitalization companies, but they still involve substantial risk and may be subject to more abrupt or erratic price fluctuations than large-capitalization companies.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On September 24, 2001, the Mid Cap Core Fund became the successor by merger to the Firstar MidCap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar MidCap Core Equity Fund.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged, capitalization-weighted index that represents the aggregate market value of the common equity of 400 companies chosen by Standard & Poor's with a median capitalization of approximately $700 million and measures the performance of the mid-range sector of the U.S. stock market.

(4) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class C represents cumulative total return as the class has been in operation less than one year.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      25)

MICRO CAP

INVESTMENT OBJECTIVE: GROWTH OF CAPITAL


A struggling stock market had an impact on a broad range of stocks, including those of smaller companies. In that environment, the First American Micro Cap Fund declined 29.07% for the 12-month period ended September 30, 2001 (Class A shares declined 29.23% on net asset value). Still, the fund fared better than its benchmark, the Russell 2000 Growth Index, which was down 42.59% for the same 12-month period.

The general malaise that plagued the stock market, as the fiscal year began in October 2000, was particularly evident for growth stocks. While investors had some appetite for stocks of smaller companies, most of their interest appeared to lie in the value sector, which is not the main emphasis of this fund. One reason for the difficult market was that the U.S. economy began to lose steam at the close of 2000. A recession was narrowly avoided in the first half of 2001, but businesses had dramatically trimmed their capital spending. This took a toll on the fortunes of many smaller growth stocks, particularly in the technology sector.

In an effort to give the economy a boost, the Federal Reserve trimmed interest rates eight times between January and September. This provided a bit of a lift to the micro-cap market, but again, the fund's growth stock emphasis worked against it. Throughout the year, a number of "mini-rallies" occurred from time to time in the technology sector, but they were quickly overtaken by the continuation of the general bear market. The fund began the year with a heavy weighting in the technology sector, but eventually cut that position by more than half.

The fund did benefit from a sizable position in energy stocks, which performed very well in late 2000 and very early 2001. The fund's energy position was virtually eliminated after the runup, which worked to its benefit, as energy stocks took a turn for the worse. Stocks in the health care and financial markets also played a bigger role in the portfolio for much of the year. Late in the summer, it appeared that the U.S. economy was poised for a slow recovery, and adjustments were made to the fund, adding more stocks that would benefit from an economic upturn, including more technology issues.

The terrorist attacks on September 11 changed everything in regard to the near-term outlook. Suddenly, the economy was dealt a severe blow, and it appeared that any significant recovery for a number of struggling micro-cap firms would be delayed. Nevertheless, many micro-cap stocks appear to be attractively priced in the current market, and once the economy begins to recover, they could be poised to show better performance.

--------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                         SINCE INCEPTION(4)
                                                  ------------------------------------------------
                               1 YEAR   5 YEARS    8/1/1995     3/1/1999   12/11/2000   9/24/2001
--------------------------------------------------------------------------------------------------
Class A NAV                   -29.23%    21.35%      27.73%           --           --          --
--------------------------------------------------------------------------------------------------
Class A POP                   -33.13%    19.99%      26.57%           --           --          --
--------------------------------------------------------------------------------------------------
Class B NAV                   -29.79%        --          --       37.81%           --          --
--------------------------------------------------------------------------------------------------
Class B POP                   -32.19%        --          --       37.10%           --          --
--------------------------------------------------------------------------------------------------
Class C NAV                        --        --          --           --           --       3.43%
--------------------------------------------------------------------------------------------------
Class C POP                        --        --          --           --           --       1.37%
--------------------------------------------------------------------------------------------------
Class S                            --        --          --           --      -15.59%          --
--------------------------------------------------------------------------------------------------
Class Y                       -29.07%    21.67%      28.06%           --           --          --
--------------------------------------------------------------------------------------------------
Russell 2000 Growth Index(3)  -42.59%    -1.75%       0.84%       -7.96%      -23.65%          --
--------------------------------------------------------------------------------------------------
Russell 2000 Index(3)         -21.21%     4.54%       6.15%        2.06%      -15.36%          --
--------------------------------------------------------------------------------------------------


(26       FIRST AMERICAN FUNDS ANNUAL REPORT 2001

MICRO CAP

VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN     RUSSELL      RUSSELL
            MICRO CAP FUND,  MICRO CAP FUND,  MICRO CAP FUND,  2000 GROWTH     2000
              CLASS A NAV      CLASS A POP        CLASS Y       INDEX(3)     INDEX(3)
              -----------------------------------------------------------------------
CLASS A

 8/1995         10,000            9,452                          10,000       10,000
10/1995         11,100           10,492                           9,704        9,723
10/1996         17,137           16,197                          10,997       11,338
10/1997         22,240           21,021                          13,325       14,663
10/1998         17,411           16,456                          11,212       12,927
10/1999         30,736           29,051                          14,495       14,849
10/2000         57,608           54,450                          16,838       17,434
 9/2001         45,215           42,736                          10,521       14,378

CLASS Y

 8/1995                                            10,000        10,000       10,000
10/1995                                            11,110         9,704        9,723
10/1996                                            17,189        10,997       11,338
10/1997                                            22,366        13,325       14,663
10/1998                                            17,555        11,212       12,927
10/1999                                            31,083        14,495       14,849
10/2000                                            58,403        16,838       17,434
 9/2001                                            45,943        10,521       14,378

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. Stocks of micro-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger companies, and they may be expected to do so in the future.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On September 24, 2001, the Micro Cap Fund became the successor by merger to the Firstar MicroCap Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar MicroCap Fund.

     The MicroCap Fund's 1999 returns were higher due in substantial part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did in 1999.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) The Russell 2000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Russell 2000 Index as a benchmark. Going forward, the fund will use the Russell 2000 Growth Index as a comparison because its composition better matches the fund's investment objective and strategies.

(4) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class C represents cumulative total return as the class has been in operation less than one year.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      27)

SMALL CAP GROWTH

INVESTMENT OBJECTIVE: GROWTH OF CAPITAL


Growth stocks were out of favor throughout the fiscal year ended September 30, 2001. Facing that challenge, the First American Small Cap Growth Fund declined 41.55% during the period (Class A shares declined 41.71% on net asset value). That compares to the fund's benchmark, the Russell 2000 Growth Index, which was down 42.59% for the same 12-month period.

The fund operated in an environment of a generally slowing U.S. economy. This took a particular toll on growth-oriented stocks, which are dependent on the profits of underlying companies to generate higher share value. With business spending on the decline, particularly in the technology sector, many of the companies in this part of the market had a difficult time meeting profit growth expectations. As a result, stock prices tumbled.

The severe bear market for technology issues forced the fund to invest in other types of stocks in order to generate growth. Early in the fiscal year, energy stocks worked well, as high demand and shrinking supply boosted those companies. However, the slowing economy took its toll here, as a sluggish business environment reduced demand, eventually driving energy prices lower and hurting the profitability of many companies.

A heavy weighting in financial services stocks benefited the fund. However, technology stocks, typically an important part of a small-cap growth portfolio, continued to struggle. While valuations of technology stocks have come down a long way from their peaks reached in early 2000, it may still be too early to see them recover to a significant extent. However, when appropriate, technology issues will be added to the portfolio.

The events on September 11 have clearly made the environment more difficult and unpredictable in the short term. There are some positive signs that should come into play in the market at some point. For starters, both the Federal Reserve and the U.S. government are adding significant stimulus to the economy. In addition, world demand for U.S. products should recover in the future, adding to the long-term growth prospects for a number of smaller companies. While volatility is likely to continue, small-cap growth stocks should be well positioned to benefit from an economic recovery, when that occurs.

----------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
----------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                            SINCE INCEPTION(5)
                                                            ----------------------------------
                               1 YEAR   5 YEARS   10 YEARS   7/31/1998   2/1/1999   9/24/2001
----------------------------------------------------------------------------------------------
Class A NAV                   -41.71%     9.58%      9.85%          --         --          --
----------------------------------------------------------------------------------------------
Class A POP                   -44.90%     8.34%      9.85%          --         --          --
----------------------------------------------------------------------------------------------
Class B NAV                   -42.14%        --         --       2.77%         --          --
----------------------------------------------------------------------------------------------
Class B POP                   -44.40%        --         --       2.09%         --          --
----------------------------------------------------------------------------------------------
Class C NAV                   -42.14%        --         --          --      0.16%          --
----------------------------------------------------------------------------------------------
Class C POP                   -43.16%        --         --          --     -0.23%          --
----------------------------------------------------------------------------------------------
Class S                            --        --         --          --         --       0.98%
----------------------------------------------------------------------------------------------
Class Y                       -41.55%     9.75%         --       3.84%         --          --
----------------------------------------------------------------------------------------------
Russell 2000 Growth Index(3)  -42.59%    -1.75%      5.56%      -5.47%     -6.46%          --
----------------------------------------------------------------------------------------------
Russell 2000 Index(4)         -21.21%     4.54%     10.01%       0.18%      2.60%          --
----------------------------------------------------------------------------------------------


(28     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

SMALL CAP GROWTH

VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
              SMALL CAP         SMALL CAP         SMALL CAP      RUSSELL      RUSSELL
             GROWTH FUND,      GROWTH FUND,      GROWTH FUND,  2000 GROWTH     2000
             CLASS A NAV       CLASS A POP         CLASS Y       INDEX(4)    INDEX(3)
            -------------------------------------------------------------------------
CLASS A

9/1991          10,000             9,452                          10,000      10,000
9/1992          10,616            10,031                           9,978      10,894
9/1993          13,221            12,493                          12,890      14,506
9/1994          13,501            12,757                          13,003      14,894
9/1995          15,372            14,525                          16,667      18,374
9/1996          16,201            15,309                          18,768      20,787
9/1997          23,600            22,299                          23,152      27,685
9/1998          19,198            18,140                          17,402      22,420
9/1999          27,090            25,597                          23,080      26,696
9/2000          43,906            41,486                          29,926      32,940
9/2001          25,594            24,183                          17,182      25,954

CLASS Y

7/1998                                              10,000        10,000      10,000
9/1998                                               8,383         8,471       8,689
9/1999                                              11,856        11,235      10,346
9/2000                                              19,275        14,568      12,766
9/2001                                              11,267         8,364      10,058

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater volatility than stocks of larger companies and they may be expected to do so in the future.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On July 31, 1998, the Small Cap Growth Fund became the successor by merger to the Piper Small Company Growth Fund, a series of Piper Funds Inc. Performance presented prior to July 31, 1998, is that of the Piper Small Companies Growth Fund. On September 21, 1996, shareholders approved a change in the fund's investment objective from high total investment return consistent with prudent investment risk to long-term capital appreciation. In connection with this change, the fund's investment policies were revised.

     The Small Cap Growth Fund's 1999 and 2000 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did in 1999 and 2000.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Previously, the fund used the Russell 2000 Index as a benchmark. Going forward, the fund will use the Russell 2000 Growth Index as a comparison because its composition better matches the fund's investment objective and strategies.

(4) An unmanaged index comprised of the smallest 2,000 companies in the Russell 3000 index, which represent approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 large U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market.

(5) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      29)

SMALL CAP VALUE

INVESTMENT OBJECTIVE: CAPITAL APPRECIATION


As stock markets battled a challenging environment, small-cap value stocks withstood the onslaught with better results than most other equity sectors. In that environment, the First American Small Cap Value Fund declined 6.25% for the fiscal year ended September 30, 2001 (Class A shares declined 6.36% on net asset value). The fund's benchmark, the Russell 2000 Value Index, returned 5.61%.

After lagging growth stocks through most of the 1990s and the early part of 2000, value stocks have clearly turned the tables in the 18 months leading to the end of the current fiscal year. While a slowing economy through much of the past year has made it difficult for stocks as a whole to generate positive returns, small-cap value issues performed much better than the stock market as a whole. Investors clearly appeared to prefer stocks of companies that had a solid fundamental underpinning and tangible profits.

Using a bottom-up, research-driven approach, the fund was able to identify a number of stocks that were positioned to do well in the challenging economic environment. This included a large position in energy stocks, which initially profited from price increases created by strong demand and limited supplies. As the economy weakened, industrial demand declined, and a number of stocks gave back some of their earlier gains. The fund's technology position was reduced, given ongoing weakness in demand for technology products.

With the exception of the energy sector, the fund's largest holdings generally performed quite well for most of the 12-month period. The fund emphasizes stocks of stable and improving companies that can be purchased for an attractive price. Later in the period, the market began to favor lower-quality companies which do not typically play a major role in the portfolio.

Just as the fund was being positioned into companies likely to benefit from an improved economy, the terrorist attacks occurred on September 11. In the aftermath of that tragic event, it seems likely that a recovery in the U.S. economy will be delayed. While the market must cope with a fair amount of uncertainty in the short term, there are reasons for optimism about the economic outlook. With significant stimulus put in place by the Federal Reserve and the U.S. government, and a likely recovery of consumer demand before too long, any possible recession should be shortlived. Once signs of economic improvement are apparent, the portfolio will likely add a number of consumer and industrial stocks that should benefit from the recovery.

----------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
----------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                              SINCE INCEPTION(5)
                                                           -----------------------------------
                              1 YEAR   5 YEARS   10 YEARS   11/24/1997   2/1/1999   9/24/2001
----------------------------------------------------------------------------------------------
Class A NAV                   -6.36%     6.30%     14.17%           --         --          --
----------------------------------------------------------------------------------------------
Class A POP                  -11.49%     5.11%     13.52%           --         --          --
----------------------------------------------------------------------------------------------
Class B NAV                   -7.24%        --         --        0.04%         --          --
----------------------------------------------------------------------------------------------
Class B POP                  -11.12%        --         --       -0.52%         --          --
----------------------------------------------------------------------------------------------
Class C NAV                   -7.08%        --         --           --      6.05%          --
----------------------------------------------------------------------------------------------
Class C POP                   -8.78%        --         --           --      5.64%          --
----------------------------------------------------------------------------------------------
Class S                           --        --         --           --         --       4.36%
----------------------------------------------------------------------------------------------
Class Y                       -6.25%     6.54%     14.35%           --         --          --
----------------------------------------------------------------------------------------------
Russell 2000 Value Index(3)    5.61%     9.91%     13.72%        3.55%     10.59%          --
----------------------------------------------------------------------------------------------
Russell 2000 Index(4)        -21.21%     4.54%     10.01%       -0.34%      2.61%          --
----------------------------------------------------------------------------------------------


(30      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

SMALL CAP VALUE

VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
              SMALL CAP         SMALL CAP         SMALL CAP        RUSSELL     RUSSELL
             VALUE FUND,       VALUE FUND,       VALUE FUND,     2000 VALUE     2000
             CLASS A NAV       CLASS A POP         CLASS Y        INDEX(3)    INDEX(4)
            --------------------------------------------------------------------------
CLASS A

9/1991         10,000              9,452                           10,000       10,000
9/1992         11,473             10,835                           11,790       10,894
9/1993         16,252             14,776                           16,103       14,506
9/1994         16,972             16,028                           16,766       14,894
9/1995         23,978             22,644                           19,879       18,374
9/1996         27,733             26,190                           22,559       20,787
9/1997         39,320             37,132                           32,180       27,685
9/1998         29,366             27,732                           28,063       22,420
9/1999         32,632             30,816                           29,699       26,696
9/2000         40,198             37,962                           34,260       32,940
9/2001         37,641             35,547                           36,182       25,954

CLASS Y

9/1991                                              10,000         10,000       10,000
9/1992                                              11,473         11,790       10,894
9/1993                                              15,646         16,103       14,506
9/1994                                              16,972         16,766       14,894
9/1995                                              23,869         19,879       18,374
9/1996                                              27,843         22,559       20,787
9/1997                                              39,551         32,180       27,685
9/1998                                              29,622         28,063       22,420
9/1999                                              32,987         29,699       26,696
9/2000                                              40,760         34,260       32,940
9/2001                                              38,211         36,182       25,954

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. Stocks of small-capitalization companies involve substantial risk. These stocks have historically experienced greater price volatility than stocks of larger companies, and they may be expected to do so in the future.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     Performance prior to August 1, 1994, is that of the Small Company Value Trust Fund, a predecessor collective trust fund. On August 1, 1994, substantially all of the assets of the Small Company Value Trust Fund were transferred into Qualivest Small Companies Value Fund, a mutual fund registered under the Investment Company Act of 1940. On November 21, 1997, the First American Small Cap Value Fund became the successor by merger to Qualivest Small Companies Value Fund. The objectives, policies, and guidelines of the predecessor funds were, in all material respects, identical to those of the Small Cap Value Fund. Small Company Value Trust Fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that might have adversely affected performance.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Previously, the fund used the Russell 2000 Index as a benchmark. Going forward, the fund will use the Russell 2000 Value Index as a comparison because its composition better matches the fund's investment objectives and strategies.

(4) An unmanaged index comprised of the smallest 2,000 companies in the Russell 3000 index, which represent approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 large U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market.

(5) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      31)

SMALL CAP CORE

INVESTMENT OBJECTIVE: CAPITAL APPRECIATION


While equity markets were negative across the board, small-cap stocks outperformed other segments of the equity market by not falling as far. The First American Small Cap Core Fund declined 15.37% for the 12-month period ended September 30, 2001 (Class A shares declined 15.56% on net asset value). Over the 12-month period, the fund's benchmark, the S&P SmallCap 600 Index, declined 10.61%.

With U.S. economic growth slowing considerably over the 12-month period, many companies had a difficult time maintaining positive earnings growth. Smaller companies tended to weather this challenging period better than many of their larger counterparts. While there continued to be limited opportunities to generate solid gains in such a volatile market, the fund was able to take advantage of opportunities in selected areas.

In the early part of the fiscal year, energy stocks, which represented a heavy weighting in the portfolio, performed quite well as high demand and limited supplies drove oil and natural gas prices higher. The slowing economy dampened demand early in 2001, and the fund cut back its energy position. Technology and health care stocks also played a large role in the portfolio for much of the year, as did selected financial and media issues. The fund managed to find a number of strong performing stocks in a variety of industries.

Near the end of the fiscal year, the fund was being positioned in preparation of what appeared to be an economic recovery. The attacks on September 11 changed the face of economic expectations. It is likely that a full recovery could be pushed back into 2002, which might be a temporary setback for economically sensitive stocks.

The fund continues to emphasize a portfolio that is balanced between growth and value stocks. Key fundamental and valuation guidelines drive buy and sell decisions for the fund. With serious efforts being made by the Federal Reserve and the U.S. government to stimulate economic growth, it seems likely that the economy will begin to recover in the months ahead, which should prove beneficial for the fund.

----------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
----------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                     SINCE INCEPTION(6)
                                                ----------------------------------------------
                              1 YEAR   5 YEARS   5/6/1992   12/31/1993   3/6/1995   9/24/2001
----------------------------------------------------------------------------------------------
Class A NAV                  -15.56%     6.66%     10.66%           --         --          --
----------------------------------------------------------------------------------------------
Class A POP                  -20.20%     5.46%     10.00%           --         --          --
----------------------------------------------------------------------------------------------
Class B NAV                  -16.14%     5.94%         --           --      7.54%          --
----------------------------------------------------------------------------------------------
Class B POP                  -19.36%     5.66%         --           --      7.54%          --
----------------------------------------------------------------------------------------------
Class C NAV                       --        --         --           --         --       2.13%
----------------------------------------------------------------------------------------------
Class C POP                       --        --         --           --         --       0.11%
----------------------------------------------------------------------------------------------
Class S                      -15.42%     6.72%         --        7.90%         --          --
----------------------------------------------------------------------------------------------
Class Y                      -15.37%     6.98%     10.90%           --         --          --
----------------------------------------------------------------------------------------------
S&P SmallCap 600 Index(3)    -10.61%     7.76%     11.90%        9.80%     11.83%          --
----------------------------------------------------------------------------------------------
Russell 2000 Index(4)        -21.21%     4.54%      9.50%        7.43%      8.47%          --
----------------------------------------------------------------------------------------------
Wilshire Next 1750 Index(5)  -25.21%     5.65%     10.72%        8.60%      9.61%          --
----------------------------------------------------------------------------------------------


(32      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

SMALL CAP CORE

VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

           FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN
             SMALL CAP        SMALL CAP        SMALL CAP         S&P        RUSSELL     WILSHIRE
             CORE FUND,       CORE FUND,       CORE FUND,      SMALLCAP       2000     NEXT 1750
            CLASS A NAV      CLASS A POP        CLASS Y      600 INDEX(3)   INDEX(4)    INDEX(5)
           -------------------------------------------------------------------------------------
CLASS A

 5/1992        10,000           9,452                           10,000       10,000      10,000
11/1992        11,255          10,638                           11,275       10,887      11,069
11/1993        13,478          12,739                           13,385       12,953      13,156
11/1994        14,472          13,679                           12,895       12,809      13,164
11/1995        17,579          16,615                           16,886       16,458      17,129
11/1996        19,048          18,004                           20,584       19,176      20,229
11/1997        22,754          21,507                           25,635       23,665      24,890
11/1998        19,525          18,455                           24,261       22,098      23,844
11/1999        22,886          21,631                           26,809       25,561      28,694
10/2000        29,671          28,044                           32,235       28,319      33,033
 9/2001        25,924          24,503                           28,634       23,356      25,900

CLASS Y

 5/1992                                          10,000         10,000       10,000      10,000
11/1992                                          11,255         11,275       10,887      11,069
11/1993                                          13,474         13,385       12,953      13,156
11/1994                                          14,492         12,895       12,809      13,164
11/1995                                          17,637         16,886       16,458      17,129
11/1996                                          19,186         20,584       19,176      20,229
11/1997                                          22,979         25,635       23,665      24,890
11/1998                                          19,784         24,261       22,098      23,844
11/1999                                          23,259         26,809       25,561      28,694
10/2000                                          30,238         32,235       28,319      33,033
 9/2001                                          26,462         28,634       23,356      25,900

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger companies, and they may be expected to do so in the future.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On September 24, 2001, the Small Cap Core Fund became the successor by merger to the Firstar Small Cap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar Small Cap Core Equity Fund. The Firstar Small Cap Core Equity Fund was organized on November 27, 2000, and prior to that, was a separate series of Mercantile Funds, Inc.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged, capitalization-weighted index that measures the performance of selected U.S. stocks with small market capitalizations. Previously, the fund used the Russell 2000 Index and the Wilshire Next 1750 Index as benchmark indices. Going forward, the fund will use the S&P SmallCap 600 Index because its composition better matches the fund's investment objective and strategies.

(4) An unmanaged index comprised of the smallest 2,000 companies in the Russell 3000 index, which represent approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 large U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market.

(5) An unmanaged index intended to show the next largest 1,750 companies after the top 750 companies of the Wilshire 5000 Stock Index.

(6) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class C represents cumulative total return as the class has been in operation less than one year.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      33)

EMERGING MARKETS

INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL


In a challenging year for the volatile emerging market sector, the First American Emerging Markets Fund registered a decline of 30.84% for the fiscal year ended September 30, 2001 (Class A shares declined 30.94% on net asset value). For the same period, the fund's benchmark, the MSCI Emerging Markets Free Index, declined 33.53%. The performance during the fiscal year was in sharp contrast to the positive return emerging markets enjoyed in the previous fiscal year.

The period began with markets focusing more on companies able to generate visible profits, and moving away from the technology, media, and telecommunications sectors that had dominated performance in the late 1990s. The fund shifted its position into more defensive areas of the market, including financial services, consumer stocks, and health care issues. These themes appeared to offer the best opportunity in what was becoming a slow-growth economic environment around the world.

From a country perspective, the fund started the fiscal year with a heavy weighting in Mexico and Brazil, believing that Latin American markets offered a more significant opportunity for positive returns. While Mexican stocks managed to hold their own in this challenging environment, Brazilian issues lost ground as financial problems arose in many South American nations. The fund's holdings in stocks such as Coca Cola Mexico and Wal-Mart Mexico were among our best performers.

The fund also held an above average weighting in the Europe/Mideast/Africa region, with a particular emphasis on Russian stocks. Russia was a beneficiary earlier in the year of rising oil prices. There was more skepticism about the Pacific region, where the fortunes of many companies are tied to the struggling technology sector. The fund reduced its holdings in that area of the world.

After the struggles of the past year, emerging market stocks could be poised for a recovery, assuming that economic trends improve across the globe. In the short run, concerns stemming from the September 11 terrorist attacks in the United States could result in investors seeking higher-quality stocks from countries perceived to offer greater stability. But with central banks and governments working hard to add liquidity to world markets and economies, the fund may be able to benefit from growing interest in the unique opportunities for growth that emerging markets offer.

-------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
-------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                               SINCE INCEPTION(4)
                                                        -----------------------------------------------
                                      1 YEAR   5 YEARS   11/9/1993    8/7/1998    2/1/2000   9/24/2001
-------------------------------------------------------------------------------------------------------
Class A NAV                          -30.94%    -7.83%      -6.49%          --          --          --
-------------------------------------------------------------------------------------------------------
Class A POP                          -34.71%    -8.87%      -7.16%          --          --          --
-------------------------------------------------------------------------------------------------------
Class B NAV                          -31.54%        --          --      -7.28%          --          --
-------------------------------------------------------------------------------------------------------
Class B POP                          -34.96%        --          --      -8.18%          --          --
-------------------------------------------------------------------------------------------------------
Class C NAV                          -31.44%        --          --          --     -27.76%          --
-------------------------------------------------------------------------------------------------------
Class C POP                          -32.84%        --          --          --     -28.19%          --
-------------------------------------------------------------------------------------------------------
Class S                                   --        --          --          --          --       2.62%
-------------------------------------------------------------------------------------------------------
Class Y                              -30.84%        --          --      -6.32%          --          --
-------------------------------------------------------------------------------------------------------
MSCI Emerging Markets Free Index(3)  -33.53%   -10.29%      -5.63%       3.47%     -33.57%          --
-------------------------------------------------------------------------------------------------------


(34      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

EMERGING MARKETS


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN        MSCI
               EMERGING          EMERGING          EMERGING         EMERGING
            MARKETS FUND,     MARKETS FUND,     MARKETS FUND,     MARKETS FREE
             CLASS A NAV       CLASS A POP         CLASS Y          INDEX(3)
            ------------------------------------------------------------------

CLASS A

11/1993        10,000             9,452                              10,000
 9/1994        11,920            11,267                              12,615
 9/1995         7,300             6,900                              10,380
 9/1996         8,850             8,365                              10,922
 9/1997        11,016            10,412                              11,638
 9/1998         5,628             5,319                               6,075
 9/1999         6,791             6,419                               9,508
 9/2000         8,527             8,059                               9,547
 9/2001         5,888             5,566                               6,347

CLASS Y

 8/1998                                             10,000           10,000
 9/1998                                              7,730           10,634
 9/1999                                              9,354           16,645
 9/2000                                             11,774           16,714
 9/2001                                              8,143           11,111


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. International investing involves risks not typically associated with domestic investing, including risks of adverse currency fluctuations, potential political and economic instability, different accounting standards, foreign government regulations, currency exchange rates, limited liquidity, and volatile prices. The risks of international investing are particularly significant in emerging markets.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On August 7, 1998, the Emerging Markets Fund became the successor by merger to the Piper Emerging Markets Growth Fund, a series of Piper Global Funds Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented from June 21, 1996, to August 7, 1998, is that of Piper Emerging Markets Growth Fund for which Edinburgh Fund Managers acted as subadvisor. Performance prior to June 21, 1996, is that of the Hercules Latin American Value Fund, a series of Hercules Funds Inc. for which Bankers Trust company acted as subadvisor.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index of securities from emerging markets that are open to foreign investors.

(4) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     35)

INTERNATIONAL

INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL


As world markets coped with a steadily weakening global economy, the First American International Fund posted a decline of 32.09% for the 12-month period ended September 30, 2001 (Class A shares declined 32.27% on net asset value). During the same 12-month period, the fund's benchmark, the MSCI EAFE Index, declined 28.28%.

The period witnessed a dramatic deterioration in global economic activity, and a particularly pronounced backlash against the technology, media, and telecommunications shares that had performed so well in preceding years. A series of interest-rate cuts by the U.S. Federal Reserve along with the eventual loosening of monetary policy in Europe and Japan were not enough to reinvigorate the global economy. The September 11 attacks on the United States ended the period on a somber note, virtually eliminating hopes of a rapid global economic rebound.

During the 12-month period, the portfolio's structure became increasingly conservative, reflecting ongoing volatility in the market. The fund benefited from its stock selection in Australia and Hong Kong and managed to generate a return comparable with benchmark indices in Europe. Holdings in Japan trailed market performance as a whole. While stock selection generally worked to the fund's benefit, weakness among our holdings in the health care area had a negative impact. Given market results, the fund suffered from heavier weightings in technology and industrial stocks, and its limited commitment to the strong-performing financial services area.

Prior to the attacks, the immediate outlook for the global economy appeared delicately balanced between a synchronized global recession and a modest cyclical recovery led by the U.S. It looked as if an improved economic environment might be evident before 2002, but the events on September 11 clearly changed the climate. Still, continued interest rate cuts by central banks in the United States, Europe, and Japan, along with increased government spending by the United States, appeared to create a higher likelihood that an economic rebound is in the offing in the early months of 2002.

It's valuable to note that, historically speaking, markets have generally performed poorly during the buildup that leads to military conflict. Once the battle begins, however, markets traditionally have turned upward. While the events on September 11 have increased the level of uncertainty in the market, it seems likely that stocks could react positively to an economic recovery and improved corporate profits. The fund will continue to adhere to its bottom-up discipline, with a focus on well-managed companies that offer long-term earnings growth potential and are attractively priced.

-----------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
-----------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                        SINCE INCEPTION(4)
                                             --------------------------------------------------------
                           1 YEAR   5 YEARS   4/4/1994   4/24/1994   5/2/1994   3/6/1995   9/24/2001
-----------------------------------------------------------------------------------------------------
Class A NAV               -32.27%     2.89%         --          --      3.99%         --          --
-----------------------------------------------------------------------------------------------------
Class A POP               -35.98%     1.73%         --          --      3.20%         --          --
-----------------------------------------------------------------------------------------------------
Class B NAV               -32.77%     2.13%         --          --         --      4.63%          --
-----------------------------------------------------------------------------------------------------
Class B POP               -35.77%     1.84%         --          --         --      4.63%          --
-----------------------------------------------------------------------------------------------------
Class C NAV                    --        --         --          --         --         --       5.29%
-----------------------------------------------------------------------------------------------------
Class C POP                    --        --         --          --         --         --       3.30%
-----------------------------------------------------------------------------------------------------
Class S                   -32.25%     2.87%         --       4.21%         --         --          --
-----------------------------------------------------------------------------------------------------
Class Y                   -32.09%     3.18%      4.41%          --         --         --          --
-----------------------------------------------------------------------------------------------------
MSCI EAFE Index(3)        -28.28%     0.15%      2.21%       2.21%      2.31%      2.21%          --
-----------------------------------------------------------------------------------------------------


(36      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

INTERNATIONAL


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
            INTERNATIONAL     INTERNATIONAL     INTERNATIONAL
                FUND,             FUND,             FUND,        MSCI EAFE
             CLASS A NAV       CLASS A POP         CLASS Y       INDEX(3)
            --------------------------------------------------------------

CLASS A

 4/1994         10,000             9,452                           10,000
11/1994          9,778             9,242                            9,998
11/1995         10,641            10,058                           10,788
11/1996         11,920            11,266                           12,092
11/1997         12,220            11,550                           12,076
11/1998         14,097            13,324                           14,103
11/1999         19,260            18,204                           17,127
11/2000         18,562            17,545                           16,107
11/2001         13,365            12,632                           11,830

CLASS Y

 4/1994                                             10,000         10,000
11/1994                                              9,924          9,943
11/1995                                             10,807         10,729
11/1996                                             12,147         12,025
11/1997                                             12,497         12,010
11/1998                                             14,458         14,025
11/1999                                             19,817         17,032
11/2000                                             19,167         16,017
11/2001                                             13,813         11,764


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. International investing involves risks not typically associated with domestic investing, including risks of adverse currency fluctuations, potential political and economic instability, different accounting standards, foreign government regulations, currency exchange rates, limited liquidity, and volatile prices.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On July 1, 2001, Clay Finlay Inc. was hired as subadvisor to manage the Fund's assets. On September 24, 2001, the First American International Fund merged with Firstar International Growth Fund and Firstar International Value Fund, both subadvised by Clay Finlay Inc. Performance history prior to September 24, 2001, represents that of the Firstar International Growth Fund.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index including approximately 1,100 companies representing stock markets of 20 European countries, Australia, New Zealand, Japan, Hong Kong, and Singapore.

(4) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class C represents cumulative total return as the class has been in operation less than one year.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      37)

HEALTH SCIENCES

INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL


In a difficult investment environment, stocks in the health care sector weathered the year better than the market as a whole. The First American Health Sciences Fund declined 17.15% for the fiscal year ended September 30, 2001 (Class A shares declined 17.35% on net asset value). For the same period, the fund's benchmark, the S&P Health Care Composite Index, declined 3.39%.

The closing months of 2000 saw health care stocks perform extremely well, actually enjoying a positive return in comparison to the stock market as a whole, which ended the year with a downturn. In 2001, while the stock market in general continued to slide, health care stocks did the same, but not as severely. The change started when the Federal Reserve first cut short-term interest rates in early January. Investors turned away from health care stocks in this environment, a trend that continued through March. After that, health care issues began to work their way back into favor, and were one of the few sectors of the market to perform well after the attacks on September 11, as investors looked for defensive stocks that could weather a shaky environment.

The current management team began running the portfolio on July 1, 2001. A number of changes were made to the fund beginning at that time. With large pharmaceutical stocks having lost significant ground for much of the year, a number of those stocks were added to the portfolio. An effort was also made to reduce holdings in medical device and genomic-based companies, and a greater emphasis was put on biotechnology and specialty pharmaceutical companies.

The fund offers solid potential for the long term, as the health care area looks to offer promising growth prospects for years to come. The increasing demands of an aging population and a regular stream of important medical breakthroughs should create opportunities for investors. In the near term, the aura of uncertainty hanging over the market could benefit a number of the fund's more defensive holdings, which look attractive to many investors in this environment. At the same time, biotechnology companies and health care services stocks seem to be well positioned for growth in an improved market. Although short-term trends can be unpredictable, the portfolio will continue to focus on high-quality companies with solid fundamentals.

------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                         SINCE INCEPTION(4)
                                                        ----------------------------------
                                     1 YEAR   5 YEARS    1/31/1996   2/1/2000   9/24/2001
------------------------------------------------------------------------------------------
Class A NAV                         -17.35%     5.58%        4.66%         --          --
------------------------------------------------------------------------------------------
Class A POP                         -21.91%     4.40%        3.62%         --          --
------------------------------------------------------------------------------------------
Class B NAV                         -17.99%     4.82%        3.89%         --          --
------------------------------------------------------------------------------------------
Class B POP                         -21.64%     4.50%        3.76%         --          --
------------------------------------------------------------------------------------------
Class C NAV                         -17.92%        --           --      6.92%          --
------------------------------------------------------------------------------------------
Class C POP                         -19.44%        --           --      6.27%          --
------------------------------------------------------------------------------------------
Class S                                  --        --           --         --       8.61%
------------------------------------------------------------------------------------------
Class Y                             -17.15%     5.84%        4.91%         --          --
------------------------------------------------------------------------------------------
S&P Health Care Composite Index(3)   -3.39%    18.72%       16.66%     14.31%          --
------------------------------------------------------------------------------------------


(38      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

HEALTH SCIENCES


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN         S&P
               HEALTH            HEALTH            HEALTH          HEALTH CARE
            SCIENCES FUND,    SCIENCES FUND,    SCIENCES FUND,     COMPOSITE
             CLASS A NAV       CLASS A POP         CLASS Y          INDEX(3)
            ------------------------------------------------------------------

CLASS A

1/1996          10,000            9,452                              10,000
9/1996           9,868            9,327                              10,776
9/1997          12,197           11,528                              14,753
9/1998           9,119            8,619                              20,385
9/1999           9,673            9,142                              20,947
9/2000          15,659           14,801                              26,291
9/2001          12,943           12,234                              25,397

CLASS Y

1/1996                                              10,000           10,000
9/1996                                               9,880           10,776
9/1997                                              12,241           14,753
9/1998                                               9,168           20,385
9/1999                                               9,772           20,947
9/2000                                              15,840           26,291
9/2001                                              13,124           25,397


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. Sector funds such as the First American Health Sciences Fund are more vulnerable to price fluctuation as a result of events that may affect the industry in which they focus than are funds that invest in multiple industries. Share prices of sector funds also will fluctuate with changing market conditions, as will share prices of other stock funds. Sector funds should not be treated as a core investment; rather, their role is to round out the growth portion of a well-diversified investment portfolio.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     The Health Sciences Fund's 1999 and 2000 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it had in 1999 and 2000.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index comprised of health care stocks in the S&P 500 Composite Index (an unmanaged index of large-capitalization stocks).

(4) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     39)

REAL ESTATE SECURITIES

INVESTMENT OBJECTIVE: ABOVE AVERAGE CURRENT INCOME AND LONG-TERM CAPITAL APPRECIATION


The real estate portion of the equities market was one of the few to offer positive returns in a difficult environment. The First American Real Estate Securities Fund took advantage of that trend by recording a gain of 9.01% for the fiscal year ended September 30, 2001 (Class A shares rose 8.69% on net asset value). Over the same timeframe, the fund's benchmark, the Morgan Stanley REIT Index, gained 11.62%.

In the last few months of 2000, Real Estate Investment Trusts (REITs), the core of the portfolio, performed rather well, helping the fund jump to a solid start for the year. Strong real estate markets that had been tied to the technology boom on the East and West coasts began to soften as technology firms lost some of their luster. That began to change the environment for REITs.

The fund emphasized larger, high-quality REIT issues going into the new year, which appeared to be best suited to perform well in a slowing economy. Unfortunately, the market seemed to reward smaller issues that paid higher yields, where investors temporarily directed their focus. But in the summer of 2001, as the economy continued to soften, investors once again preferred to put their emphasis on higher-quality REIT securities, and once again, the fund was able to benefit from the trend.

During the year, the fund reduced its exposure or maintained limited positions in areas of the real estate market that could be weakened by the struggling economy. That included office and industrial REITs, as well as those associated with shopping malls and hotels. The portfolio took a more defensive stance by using REITS tied to businesses that are not as economically sensitive, such as self-storage facilities and manufactured housing. Assets were also spread across a broad geographic range of the United States, putting less emphasis on coastal real estate opportunities. By the end of the fiscal year, cash levels were a bit higher than normal.

Although there are many questions about the near-term direction of the REIT market, particularly in light of the events on September 11, there are reasons for optimism. One is that six REIT issues have been added to the Standard & Poor's 500 Composite Index, which should build interest in the sector among a broader range of investors. In today's uncertain environment, the fund will focus on firms with proven management teams and strong balance sheets among a broad range of sectors in the real estate market.

-----------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
-----------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                       SINCE INCEPTION(4)
                                                 ----------------------------------------------
                               1 YEAR   5 YEARS   6/30/1995   9/29/1995   2/1/2000   9/24/2001
-----------------------------------------------------------------------------------------------
Class A NAV                     8.69%     9.19%          --      10.63%         --          --
-----------------------------------------------------------------------------------------------
Class A POP                     2.71%     7.96%          --       9.60%         --          --
-----------------------------------------------------------------------------------------------
Class B NAV                     7.93%     8.39%          --       9.78%         --          --
-----------------------------------------------------------------------------------------------
Class B POP                     2.93%     8.10%          --       9.78%         --          --
-----------------------------------------------------------------------------------------------
Class C NAV                     7.93%        --          --          --     20.05%          --
-----------------------------------------------------------------------------------------------
Class C POP                     5.85%        --          --          --     19.31%          --
-----------------------------------------------------------------------------------------------
Class S                            --        --          --          --         --       4.87%
-----------------------------------------------------------------------------------------------
Class Y                         9.01%     9.47%      11.36%          --         --          --
-----------------------------------------------------------------------------------------------
Morgan Stanley REIT Index(3)   11.62%     9.03%      10.75%      10.48%     22.30%          --
-----------------------------------------------------------------------------------------------


(40      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

REAL ESTATE SECURITIES


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

           FIRST AMERICAN     FIRST AMERICAN     FIRST AMERICAN
            REAL ESTATE        REAL ESTATE        REAL ESTATE         MORGAN
          SECURITIES FUND,   SECURITIES FUND,   SECURITIES FUND,     STANLEY
            CLASS A NAV        CLASS A POP          CLASS Y        REIT INDEX(3)
          ----------------------------------------------------------------------

CLASS A

9/1995        10,000               9,452                              10,000
9/1996        11,817              11,171                              11,827
9/1997        16,163              15,279                              16,661
9/1998        14,155              13,381                              14,285
9/1999        13,321              12,592                              13,445
9/2000        16,875              15,952                              16,302
9/2001        18,341              17,338                              18,197

CLASS Y

6/1995                                               10,000           10,000
9/1995                                               10,519           10,411
9/1996                                               12,468           12,313
9/1997                                               17,091           17,346
9/1998                                               15,009           14,872
9/1999                                               14,163           13,998
9/2000                                               17,980           16,972
9/2001                                               19,601           18,945

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. Sector funds such as the First American Real Estate Securities Fund are more vulnerable to price fluctuation as a result of events that may affect the industry in which they focus than are funds that invest in multiple industries. Share prices of sector funds also will fluctuate with changing market conditions, as will share prices of other stock funds. Sector funds should not be treated as a core investment; rather, their role is to round out the growth portion of a well-diversified investment portfolio.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index of the most actively traded real estate investment trusts.

(4) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      41)

TECHNOLOGY

INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL


In what was the worst market for technology stocks in three decades, the First American Technology Fund declined by 83.26% for the fiscal year ended September 30, 2001 (Class A shares declined 83.30% on net asset value). Over the same timeframe, the fund's benchmark, the S&P Technology Composite Index, declined 61.63%.

The bear market in technology stocks cut across nearly all business sectors within that market. Buyers, particularly in the business sector, pulled back their spending from the record levels seen prior to the onset of the Year 2000 computer issue. This led to a substantial contraction in valuations of technology stocks. While volatility is common in the technology sector, nothing this dramatic had been experienced since the mid-1970s, when the United States faced a severe recession.

Among the hardest hit areas were stocks in the previously flourishing telecommunications sector. Suddenly, the market faced a glut of capacity, and spending in that business declined significantly. Internet companies also faced the reality of invisible profits, and their stocks were buried in the avalanche of investor selling. The fund's emphasis on owning young, innovative companies with exciting products proved to be particularly taxing to the fund's return, as the market punished many of these more speculative securities. While these stocks can suffer through difficult times like the past year, history indicates that they can respond more quickly once the market recovers.

The fund also focused on firms and industries where earnings tended to hold up better despite the difficult economic environment. Those included software firms and selected communications services companies. But, in both cases, the market did not relent, and even a number of quality companies suffered significant damage. Capping the already difficult year were the tragic events on September
11. In the aftermath, another major stock sell-off occurred, hitting technology stocks particularly hard.

It appears that the market may have found its low point in the closing days of September. The new fiscal year for the fund begins with an environment of great uncertainty about the short term. What's needed is a return of confidence for consumers and corporations. One risk that has been eliminated is the concern that technology stocks were too highly valued. That doesn't seem to be an issue after the past year. Over time, the fund's focus on innovative companies should again prove to be productive for shareholders, but a long-term perspective is recommended.

---------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
---------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                           SINCE INCEPTION(4)
                                                      ---------------------------------------------
                                    1 YEAR   5 YEARS   4/4/1994   8/15/1994   2/1/2000   9/24/2001
---------------------------------------------------------------------------------------------------
Class A NAV                        -83.30%    -7.57%      5.45%          --         --          --
---------------------------------------------------------------------------------------------------
Class A POP                        -84.22%    -8.61%      4.66%          --         --          --
---------------------------------------------------------------------------------------------------
Class B NAV                        -83.42%    -8.22%         --       5.15%         --          --
---------------------------------------------------------------------------------------------------
Class B POP                        -84.07%    -8.40%         --       5.15%         --          --
---------------------------------------------------------------------------------------------------
Class C NAV                        -83.43%        --         --          --    -67.22%          --
---------------------------------------------------------------------------------------------------
Class C POP                        -83.73%        --         --          --    -67.42%          --
---------------------------------------------------------------------------------------------------
Class S                                 --        --         --          --         --      -8.49%
---------------------------------------------------------------------------------------------------
Class Y                            -83.26%    -7.30%      5.68%          --         --          --
---------------------------------------------------------------------------------------------------
S&P Technology Composite Index(3)  -61.63%     8.12%     15.82%      15.09%    -50.70%          --
---------------------------------------------------------------------------------------------------


(42      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

TECHNOLOGY


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN     FIRST AMERICAN     FIRST AMERICAN       S&P
              TECHNOLOGY         TECHNOLOGY         TECHNOLOGY     TECHNOLOGY
                 FUND,             FUND,              FUND,         COMPOSITE
             CLASS A NAV        CLASS A POP          CLASS Y        INDEX(3)
            -----------------------------------------------------------------

CLASS A

4/1994          10,000             9,452                             10,000
9/1994          11,190            10,577                             10,708
9/1995          18,600            17,580                             16,739
9/1996          22,060            20,851                             20,428
9/1997          25,966            24,542                             33,177
9/1998          21,632            20,446                             37,563
9/1999          49,474            46,762                             65,645
9/2000          89,108            84,223                             78,433
9/2001          14,879            14,063                             30,165

CLASS Y

4/1994                                               10,000          10,000
9/1994                                               11,190          10,708
9/1995                                               18,600          16,739
9/1996                                               22,106          20,428
9/1997                                               26,074          33,177
9/1998                                               21,794          37,563
9/1999                                               50,022          65,645
9/2000                                               90,393          78,433
9/2001                                               15,131          30,165

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. Sector funds such as the First American Technology Fund are more vulnerable to price fluctuation as a result of events that may affect the industry in which they focus than are funds that invest in multiple industries. Share prices of sector funds also will fluctuate with changing market conditions, as will share prices of other stock funds. Sector funds should not be treated as a core investment; rather, their role is to round out the growth portion of a well diversified investment portfolio.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     The Technology Fund's 1999 and 2000 returns were higher due in part to its strategy of investing in IPOs and technology-related stocks in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs and technology stocks will have the same effect on performance as it had in 1999 and 2000. Investments in the First American Technology Fund are more vulnerable to price fluctuation as a result of the narrow focus of technology investing and the fact that the products of companies in which the fund invests may be subject to rapid obsolescence.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index of technology stocks in the S&P 500 Composite Index (an unmanaged index of large-capitalization stocks).

(4) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     43)

SCIENCE & TECHNOLOGY

INVESTMENT OBJECTIVE: LONG-TERM AFTER-TAX GROWTH OF CAPITAL


In one of the worst bear markets any sector has faced in recent history, the First American Science & Technology Fund sustained a decline of 78.74% for the 12-month period ended September 30, 2001 (Class A shares were down 78.80% on net asset value). Over the same time frame, the fund's benchmark, the S&P Technology Composite Index, declined 61.63%.

After experiencing significant growth in the latter part of the 1990s, technology-oriented stocks began to lose their appeal to investors by March of 2000. As the fiscal year began in October 2000, the virtual free-fall among stocks in this sector was fully underway. The main culprit was a sudden turnaround in technology spending by most companies.
A number of firms had invested significant sums upgrading their technology needs in advance of the Year 2000 conversion. But the purse strings were tightened after that period, a pattern that continued into 2001. This left a number of technology firms holding huge inventories of product. Profits dried up dramatically, and investors shied away from the sector.

Anticipating continued difficulties in this market, the fund focused a significant portion of its assets on some of the largest companies in the technology market. A number of stocks, such as Cisco Systems, a darling during the heyday of technology investing, was hit as hard or harder than many companies with a less-impressive track record.

The fund also put more emphasis on technology stocks in the health care sector. While that helped to reduce some of the portfolio's volatility, it was not able to stem the tide of losses suffered in the rest of the technology marketplace. The fund's semiconductor holdings provided relatively better performance, but again, there was little place to hide during this difficult period. The tragic attacks on September 11 increased the magnitude of the downturn.

The silver lining to the significant market decline is that stocks appear to have significant upside potential from this point. A number of technology stocks were trading at very attractive levels by the end of the fiscal year, and that should create positive opportunities in the months ahead. Demand seems to be picking up in selected industries like wireless telecommunications, and as the economy begins to improve, spending on other areas of technology should increase as well, improving earnings and making these stocks attractive once again.

----------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
----------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                     SINCE INCEPTION(5)
                                              ------------------------------------------------
                                     1 YEAR    8/9/1999    3/31/2000   12/11/2000   9/24/2001
----------------------------------------------------------------------------------------------
Class A NAV                         -78.80%          --      -64.15%           --          --
----------------------------------------------------------------------------------------------
Class A POP                         -79.97%          --      -65.48%           --          --
----------------------------------------------------------------------------------------------
Class B NAV                         -78.91%     -29.98%           --           --          --
----------------------------------------------------------------------------------------------
Class B POP                         -79.97%     -30.97%           --           --          --
----------------------------------------------------------------------------------------------
Class C NAV                              --          --           --           --       -7.11
----------------------------------------------------------------------------------------------
Class C POP                              --          --           --           --       -8.94
----------------------------------------------------------------------------------------------
Class S                                  --          --           --       -73.43          --
----------------------------------------------------------------------------------------------
Class Y                             -78.74%     -29.42%           --           --          --
----------------------------------------------------------------------------------------------
S&P Technology Composite Index(3)   -61.63%     -31.46%      -55.16%      -53.08%          --
----------------------------------------------------------------------------------------------
Nasdaq 100 Index(4)                 -67.28%     -29.12%      -58.57%      -50.11%          --
----------------------------------------------------------------------------------------------


(44      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

SCIENCE & TECHNOLOGY


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN     FIRST AMERICAN     FIRST AMERICAN       S&P
              SCIENCE &          SCIENCE &          SCIENCE &      TECHNOLOGY
           TECHNOLOGY FUND,   TECHNOLOGY FUND,   TECHNOLOGY FUND,   COMPOSITE   NASDAQ 100
             CLASS A NAV        CLASS A POP         CLASS Y          INDEX(3)    INDEX(4)
            ------------------------------------------------------------------------------
CLASS A

 3/2000        10,000               9,452                             10,000     10,000
10/2000         8,860               8,371                              7,428      7,463
 9/2001         2,143               2,025                              3,022      2,657

CLASS Y

 8/1999                                              10,000           10,000     10,000
11/1999                                              14,560           11,200     12,378
10/2000                                              19,540           11,250     13,694
 9/2001                                               4,740            4,578      4,875

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. Sector funds such as the First American Science & Technology Fund are more vulnerable to price fluctuation as a result of events that may affect the industry in which they focus than are funds that invest in multiple industries. Share prices of sector funds also will fluctuate with changing market conditions, as will share prices of other stock funds. Sector funds should not be treated as a core investment; rather, their role is to round out the growth portion of a well-diversified investment portfolio.

     On September 24, 2001, the Science & Technology Fund became the successor by merger to the Firstar Science & Technology Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar Science & Technology Fund. The Firstar Science & Technology Fund was organized on December 11, 2000, and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

     On September 24, 2001, the fund changed its investment objective to manage its portfolio of securities on a tax-efficient basis. Performance prior to this date does not reflect this management strategy.

     The Science & Technology Fund's 1999 and 2000 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it had in 1999 and 2000.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index comprised of technology stocks in the S&P 500 Composite Index, which is an unmanaged index of large-capitalization stocks. Previously, the fund used the Nasdaq 100 index as a benchmark. Going forward, the fund will use the S&P Technology Composite Index as a benchmark because its composition better matches the fund's investment objective and strategies.

(4) A market-capitalization weighted index that includes 100 of the largest financial companies, domestic and foreign, in the Nasdaq National Market.

(5) The performance since inception for the indexes is calculated from the month end following the inception of the class. Performance for Class C represents cumulative total return as the class has been in operation less than one year.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      45)

                 (This page has been left blank intentionally.)

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors
First American Investment Funds, Inc.

We have audited the accompanying statements of net assets of the Large Cap Growth, Large Cap Value, Large Cap Core, Growth & Income, Relative Value, Capital Growth, Equity Income, Balanced, Mid Cap Growth, Mid Cap Value, Mid Cap Core, Micro Cap, Small Cap Growth, Small Cap Value, Small Cap Core, Emerging Markets, International, Health Sciences, Real Estate Securities, Technology and Science & Technology Funds (certain funds constituting First American Investment Funds, Inc.) (the "Funds") as of September 30, 2001, and the related statements of operations and the statements of changes in net assets and financial highlights for each of the periods indicated herein, except as noted below. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Large Cap Growth, Large Cap Value, Equity Income, Balanced, Mid Cap Growth, Mid Cap Value, Small Cap Growth, Small Cap Value, Emerging Markets, International, Health Sciences, Real Estate Securities and Technology Funds for the periods presented through September 30, 1998, were audited by other auditors whose reports dated November 13, 1998, and September 12, 1997, expressed unqualified opinions on those financial highlights. The statements of operations and changes in net assets and financial highlights of the Large Cap Core, Growth & Income, Relative Value, Capital Growth, Mid Cap Core, Micro Cap, Small Cap Core and Science & Technology Funds for the periods presented through October 31, 2000, were audited by other auditors whose reports dated December 29, 2000, January 21, 2000 and January 7, 2000, expressed unqualified opinions on those financial statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers. As to certain securities relating to uncompleted transactions, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting First American Investment Funds, Inc. at September 30, 2001, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernst & Young LLP


Minneapolis, Minnesota
November 16, 2001


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      47)

STATEMENTS OF NET ASSETS SEPTEMBER 30, 2001

LARGE CAP GROWTH FUND

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 14.8%
AOL Time Warner*                                       708,990      $ 23,468
Best Buy*                                              124,290         5,649
Clear Channel Communications*                           81,290         3,231
Cox Communications, Cl A*                              342,750        14,310
Home Depot                                             288,977        11,088
Kohl's*                                                209,735        10,067
Omnicom Group                                          136,500         8,859
Target                                                 123,670         3,926
Wal-Mart Stores                                        502,250        24,861
                                                                    --------
                                                                     105,459
                                                                    --------
CONSUMER STAPLES - 7.0%
Anheuser-Busch                                          92,550         3,876
H J Heinz*                                             121,840         5,136
Kimberly-Clark                                          56,880         3,523
Kraft Foods*                                           216,600         7,445
Kroger*                                                294,100         7,247
PepsiCo                                                254,950        12,365
Walgreen                                               303,330        10,444
                                                                    --------
                                                                      50,036
                                                                    --------
ENERGY - 1.7%
Exxon Mobil                                            184,980         7,288
USX - Marathon                                         182,430         4,869
                                                                    --------
                                                                      12,157
                                                                    --------
FINANCIALS - 7.7%
American International Group                           306,830        23,933
Capital One Financial                                   97,350         4,481
Charles Schwab                                         362,730         4,171
Citigroup                                              266,726        10,802
Federal Home Loan Mortgage                              63,080         4,100
Morgan Stanley Dean Witter                              67,810         3,143
Wells Fargo                                             83,810         3,725
                                                                    --------
                                                                      54,355
                                                                    --------
HEALTH CARE - 28.1%
Amgen*                                                 145,350         8,542
Bristol-Myers Squibb                                   439,640        24,426
Cardinal Health                                        110,680         8,185
Genentech*                                             323,720        14,244
Johnson & Johnson                                      124,790         6,913
Eli Lilly                                              376,210        30,360
Medtronic                                              426,680        18,561
Merck                                                  463,010        30,836
Pfizer                                                 939,370        37,669
Pharmacia                                              268,830        10,904
Watson Pharmaceuticals*                                143,480         7,850
Zimmer Holdings                                         43,964         1,220
                                                                    --------
                                                                     199,710
                                                                    --------
INDUSTRIALS - 9.0%
Automatic Data Processing                              151,110         7,108
Ecolab                                                 306,975        11,152
General Electric                                       833,850        31,019
Minnesota Mining & Manufacturing                        75,130         7,393
Tyco International                                     163,210         7,426
                                                                    --------
                                                                      64,098
                                                                    --------

LARGE CAP GROWTH FUND (CONTINUED)

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 24.4%
Analog Devices*                                         91,140        $2,980
Applied Materials*                                      38,200         1,086
Applied Micro Circuits*                                140,700           983
BEA Systems*                                           309,820         2,971
Broadcom*                                               47,710           969
Brocade Communications Systems*                        122,010         1,712
Check Point Software Technologies*                      66,560         1,442
Ciena*                                                 110,170         1,134
Cisco Systems*                                       1,637,088        19,940
Dell Computer*                                         335,150         6,210
EMC*                                                   278,960         3,278
IBM                                                    116,310        10,735
Intel                                                  923,100        18,868
Juniper Networks*                                      133,790         1,298
KLA-Tencor*                                             32,480         1,026
Micron Technology*                                     224,290         4,223
Microsoft*                                             618,720        31,660
Nokia, ADR Cl A                                        406,910         6,368
Nortel Networks                                        583,710         3,275
Novellus Systems*                                       42,520         1,214
NVIDIA*                                                 47,900         1,316
Oracle Systems*                                        790,440         9,944
QUALCOMM*                                              213,410        10,146
Siebel Systems*                                        214,290         2,815
Sun Microsystems*                                      491,320         4,063
Texas Instruments                                      447,070        11,168
VeriSign*                                              152,470         6,388
VERITAS Software*                                      120,260         2,218
Vitesse Semiconductor*                                 166,140         1,288
Xilinx*                                                101,560         2,390
                                                                    --------
                                                                     173,108
                                                                    --------
TELECOMMUNICATION SERVICES - 2.9%
Verizon Communications                                  76,170         4,121
Nextel Communications, Cl A*                           313,150         2,706
Qwest Communications International                     262,310         4,381
Sprint (PCS Group)*                                    343,950         9,042
                                                                    --------
                                                                      20,250
                                                                    --------
UTILITIES - 2.1%
Enron                                                  263,960         7,188
Mirant                                                 339,640         7,438
                                                                    --------
                                                                      14,626
                                                                    --------
TOTAL COMMON STOCKS                                                  693,799
                                                                    --------
RELATED PARTY MONEY MARKET FUND - 3.1%
First American Prime Obligations Fund (A)           22,317,901        22,318
                                                                    --------
TOTAL RELATED PARTY MONEY MARKET FUND                                 22,318
                                                                    --------
TOTAL INVESTMENTS - 100.8%
   (Cost $863,762)                                                   716,117
                                                                    --------
OTHER ASSETS AND LIABILITIES, NET - (0.8%) (B)                        (5,358)
                                                                    --------

The accompanying notes are an integral part of the financial statements.


(48      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

LARGE CAP GROWTH FUND (CONCLUDED)

DESCRIPTION                                                      VALUE (000)
----------------------------------------------------------------------------
NET ASSETS:
Portfolio capital                                                   $906,839
Accumulated net realized loss on investments                         (48,435)
Net unrealized depreciation of investments                          (147,645)
                                                                    --------
TOTAL NET ASSETS - 100.0%                                           $710,759
                                                                    --------
CLASS A:
Net asset value and redemption price per
 share (net assets of $85,443,548 and
 9,155,837 shares of capital stock issued
 and outstanding) (F)                                               $   9.33
Maximum sales charge of 5.50%                                           0.54
                                                                    --------
Offering price per share (C)                                        $   9.87
                                                                    --------
CLASS B:
Net asset value and offering price per
 share (net assets of $17,975,597 and
 2,005,850 shares of capital stock issued
 and outstanding) (D)(F)                                            $   8.96
                                                                    --------
CLASS C:
Net asset value per share (net assets of
 $13,177,028 and 1,441,909 shares of
 capital stock issued and outstanding) (D)(F)                       $   9.14
Maximum sales charge of 1.00%                                           0.09
                                                                    --------
Offering price per share (E)                                        $   9.23
                                                                    --------
CLASS S:
Net asset value, offering price and
 redemption price per share (net assets
 of $9 and 1 share of capital stock
 issued and outstanding) (F)                                        $   9.33
                                                                    --------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets of
 $594,162,913 and 62,913,602 shares
 of capital stock issued and outstanding) (F)                       $   9.44
                                                                    --------

*Non-income producing security

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

     Collateral received for securities loaned, at value   $ 178,486
     Payable upon return of securities loaned              $(178,486)

(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(D)Class B and Class C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(F)$.0001 par value and 2 billion authorized shares.

ADR - American Depositary Receipt
CI - Class

LARGE CAP VALUE FUND

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
COMMON STOCKS - 96.4%
CONSUMER DISCRETIONARY - 10.1%
AOL Time Warner*                                       387,100      $ 12,813
Federated Department Stores*                           273,000         7,699
Ford Motor                                             469,791         8,151
Gannett                                                116,400         6,997
Gap                                                    317,400         3,793
General Motors                                         203,900         8,747
Liberty Media, Cl A                                    578,100         7,342
Lowe's*                                                275,200         8,710
McDonald's                                             529,800        14,379
McGraw Hill                                            231,400        13,467
Target                                                 261,100         8,290
Walt Disney                                            632,800        11,783
                                                                   ---------
                                                                     112,171
                                                                   ---------
CONSUMER STAPLES - 6.7%
Albertson's                                            341,500        10,887
Coca-Cola                                              275,000        12,884
ConAgra Foods                                          397,900         8,933
Kimberly-Clark                                         307,600        19,071
Kraft Foods*                                           308,900        10,617
Procter & Gamble                                       165,200        12,025
                                                                   ---------
                                                                      74,417
                                                                   ---------
ENERGY - 9.6%
Anadarko Petroleum                                     106,800         5,135
Exxon Mobil                                            970,400        38,234
Halliburton                                            430,400         9,705
Phillips Petroleum                                     239,900        12,940
Royal Dutch Petroleum, ADR                             440,300        22,125
Schlumberger                                           262,500        11,996
Transocean Sedco Forex*                                248,300         6,555
                                                                   ---------
                                                                     106,690
                                                                   ---------
FINANCIALS - 25.9%
Allstate                                               482,800        18,033
American Express                                       407,800        11,851
American International Group                           451,800        35,240
Bank One                                               350,600        11,033
Bank of America                                        375,300        21,917
Charles Schwab                                         387,400         4,455
Citigroup                                              917,302        37,151
Equity Office Properties                               400,100        12,803
Fannie Mae                                             248,200        19,871
Fleet Boston Financial                                 642,301        23,605
Hartford Financial Services Group                      178,500        10,485
JP Morgan Chase & Company                              547,100        18,683
Mellon Financial                                       310,500        10,038
Morgan Stanley Dean Witter                             312,300        14,475
Wachovia                                               315,600         9,784
Washington Mutual                                      335,000        12,891
Wells Fargo                                            362,500        16,113
                                                                   ---------
                                                                     288,428
                                                                   ---------
HEALTH CARE - 4.9%
Bristol-Myers Squibb                                   488,700        27,152
Guidant*                                               210,100         8,089
Merck                                                   93,700         6,240
Pharmacia                                              329,291        13,356
                                                                   ---------
                                                                      54,837
                                                                   ---------


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      49)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
INDUSTRIALS - 9.5%
Caterpillar                                            124,200    $    5,564
Delta Airlines                                         224,800         5,923
Emerson Electric                                        96,600         4,546
First Data                                             141,500         8,244
General Dynamics                                       164,900        14,564
Masco                                                  402,800         8,233
Minnesota Mining & Manufacturing                       203,900        20,064
Tyco International                                     285,800        13,004
Union Pacific                                          258,900        12,142
United Technologies                                    286,500        13,322
                                                                  ----------
                                                                     105,606
                                                                  ----------
INFORMATION TECHNOLOGY - 9.4%
Accenture                                              432,200         5,511
ADC Telecommunications*                                898,200         3,135
Advanced Micro Devices*                                509,300         4,151
Cisco Systems*                                         632,200         7,700
Compaq Computers                                       437,500         3,636
Computer Associates International                      271,200         6,981
Dell Computer*                                         443,000         8,209
Electronic Data Systems                                201,700        11,614
Hewlett-Packard                                        513,700         8,271
Intel                                                  312,900         6,396
IBM                                                    110,056        10,158
Micron Technology*                                     152,700         2,875
Microsoft*                                             216,700        11,089
Motorola                                               670,500        10,460
Nortel Networks                                        732,400         4,109
                                                                  ----------
                                                                     104,295
                                                                  ----------
MATERIALS - 5.8%
Alcoa                                                  738,200        22,892
Dow Chemical                                           637,000        20,868
International Paper                                    383,800        13,356
Praxair                                                170,000         7,140
                                                                  ----------
                                                                      64,256
                                                                  ----------
TELECOMMUNICATION SERVICES - 9.1%
AT&T                                                   611,100        11,794
Bell South                                             467,000        19,404
SBC Communications                                     570,026        26,860
Verizon Communications                                 398,212        21,547
WorldCom*                                            1,468,100        22,080
                                                                  ----------
                                                                     101,685
                                                                  ----------
UTILITIES - 5.4%
Duke Power                                             412,000        15,594
El Paso                                                180,200         7,487
FPL Group                                              155,500         8,327
Public Service Enterprises                             190,100         8,089
TXU                                                    232,600        10,774
Xcel Energy                                            331,600         9,335
                                                                  ----------
                                                                      59,606
                                                                  ----------
TOTAL COMMON STOCKS                                                1,071,991
                                                                  ----------

LARGE CAP VALUE FUND (CONCLUDED)

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 4.2%
First American Prime Obligations Fund (A)           46,742,466    $   46,742
                                                                  ----------
TOTAL RELATED PARTY MONEY MARKET FUND                                 46,742
                                                                  ----------
TOTAL INVESTMENTS - 100.6%
   (Cost $1,206,095)                                               1,118,733
                                                                  ----------
OTHER ASSETS AND LIABILITIES, NET - (0.6%) (B)                        (6,230)
                                                                  ----------
NET ASSETS:
Portfolio capital                                                 $1,227,245
Undistributed net investment income                                      350
Accumulated net realized loss on investments                         (27,730)
Net unrealized depreciation of investments                           (87,362)
                                                                  ----------
TOTAL NET ASSETS - 100.0%                                         $1,112,503
                                                                  ----------
CLASS A:
Net asset value and redemption price per
 share (net assets of $94,064,434 and
 5,887,747 shares of capital stock issued
 and outstanding) (F)                                             $    15.98
Maximum sales charge of 5.50%                                           0.93
                                                                  ----------
Offering price per share (C)                                      $    16.91
                                                                  ----------
CLASS B:
Net asset value and offering price per
 share (net assets of $38,107,807 and
 2,425,497 shares of capital stock issued
 and outstanding) (D)(F)                                          $    15.71
                                                                  ----------
CLASS C:
Net asset value per share (net assets of
 $10,140,728 and 637,960 shares of
 capital stock issued and outstanding) (D)(F)                     $    15.90
Maximum sales charge of 1.00%                                           0.16
                                                                  ----------
Offering price per share (E)                                      $    16.06
                                                                  ----------
CLASS S:
Net asset value, offering price and
 redemption price per share (net assets
 of $16 and 1 share of capital stock
 issued and outstanding) (F)                                      $    15.97
                                                                  ----------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets
 of $970,189,970 and 60,564,491 shares
 of capital stock issued and outstanding) (F)                     $    16.02
                                                                  ----------

*Non-income producing security

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

     Collateral received for securities loaned, at value   $ 310,972
     Payable upon return of securities loaned              $(310,972)

(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(D)Class B and Class C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(F)$.0001 par value and 2 billion authorized shares

ADR - American Depositary Receipt

CI - Class

The accompanying notes are an integral part of the financial statements.


(50      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

LARGE CAP CORE FUND

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
COMMON STOCKS - 91.6%
CONSUMER DISCRETIONARY - 10.9%
AOL Time Warner*                                        71,700      $  2,373
Best Buy*                                               33,100         1,504
Carnival                                                99,900         2,200
Charter Communications*                                213,000         2,637
Clear Channel Communications*                           37,700         1,499
Dollar General                                          90,700         1,068
Harley-Davidson                                         73,100         2,961
Home Depot                                             114,900         4,409
Interpublic Group                                       63,900         1,304
Kohl's*                                                 62,000         2,976
MGM Grand*                                              34,300           771
Omnicom Group                                           38,700         2,512
Toys "R" Us*                                            69,400         1,196
USA Networks*                                           86,100         1,548
Viacom, Cl B                                            75,687         2,611
Wal-Mart Stores                                        123,400         6,108
Walt Disney                                             64,500         1,201
                                                                   ---------
                                                                      38,878
                                                                   ---------
CONSUMER STAPLES - 7.7%
Anheuser-Busch                                          77,700         3,254
Coca-Cola*                                              51,000         2,389
Kraft Foods*                                            50,000         1,718
PepsiCo                                                122,600         5,946
Philip Morris                                           66,500         3,211
Safeway*                                               140,100         5,565
Sysco                                                   75,700         1,933
Walgreen                                                94,700         3,261
                                                                   ---------
                                                                      27,277
                                                                   ---------
ENERGY - 6.6%
Apache                                                  38,300         1,647
Baker Hughes                                            47,000         1,361
Burlington Resources                                    48,900         1,673
Ensco International                                     61,600           901
EOG Resources                                           61,400         1,776
Exxon Mobil                                             74,000         2,916
Phillips Petroleum                                      96,700         5,216
Schlumberger                                            68,200         3,117
Texaco                                                  69,500         4,518
Transocean Sedco Forex                                  20,800           549
                                                                   ---------
                                                                      23,674
                                                                   ---------
FINANCIALS - 18.4%
AFLAC                                                  169,600         4,579
Ambac Financial Group                                   34,400         1,882
American Express                                        52,000         1,511
American International                                 124,945         9,746
BB&T                                                    48,100         1,753
Charles Schwab                                          78,800           906
Chubb                                                   55,300         3,949
Citigroup                                              143,549         5,814
Fannie Mae                                              57,800         4,627
Federal Home Loan Mortgage                             104,000         6,760
Fifth Third Bancorp                                     93,450         5,745
Hartford Financial Services                             51,900         3,049
JP Morgan Chase & Company                               26,900           919
MBNA                                                   190,875         5,782
MGIC Investment                                         50,900         3,326
Morgan Stanley Dean Witter                              25,200         1,168
State Street                                            40,500         1,843
Wells Fargo                                             50,800         2,258
                                                                   ---------
                                                                      65,617
                                                                   ---------

LARGE CAP CORE FUND (CONTINUED)

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
HEALTH CARE - 19.7%
Amgen*                                                  57,300       $ 3,367
Andrx Group*                                            13,300           863
Baxter International                                    93,600         5,153
Boston Scientific*                                      61,800         1,267
Bristol-Myers Squibb                                   130,400         7,245
Cardinal Health                                         74,475         5,507
Eli Lilly                                               80,600         6,504
Forest Laboratories, Cl A*                              12,600           909
Genentech*                                              41,300         1,817
IDEC Pharmaceuticals*                                   35,100         1,740
IVAX*                                                   38,100           845
Johnson & Johnson                                       42,100         2,332
Medtronic                                               68,800         2,993
Merck                                                  121,200         8,072
Pfizer                                                 244,575         9,807
Pharmacia                                              103,000         4,178
Serono, ADR                                            103,600         1,966
Tenet Healthcare*                                       61,100         3,645
Watson Pharmaceuticals*                                 26,700         1,461
Zimmer Holdings*                                        13,040           362
                                                                    --------
                                                                      70,033
                                                                    --------
INDUSTRIALS - 8.6%
Boeing                                                  44,200         1,481
First Data                                              93,800         5,465
General Dynamics                                        30,900         2,729
General Electric                                       169,000         6,287
Illinois Tool Works                                     27,500         1,488
Molex, Cl A                                             85,537         2,079
Sabre Group Holdings*                                   24,000           642
Southwest Airlines                                     133,150         1,976
Tyco International                                     183,700         8,358
                                                                    --------
                                                                      30,505
                                                                    --------
INFORMATION TECHNOLOGY - 11.4%
Adobe Systems                                           38,300           918
Analog Devices*                                         67,100         2,194
Applied Materials*                                      29,000           825
BEA Systems*                                            58,500           561
Check Point Software Technology*                        48,650         1,071
Cisco Systems*                                         111,000         1,352
Compaq Computers                                       221,600         1,841
Computer Sciences*                                      50,700         1,682
Comverse Technology*                                    20,100           412
Corning                                                 65,200           575
EMC*                                                    25,400           298
Ericsson Telephone, ADR                                266,000           928
Flextronics*                                            44,400           734
Intel                                                  122,300         2,500
JDS Uniphase*                                           51,520           326
Juniper Networks*                                       28,300           275
KLA-Tencor*                                             43,400         1,371
Linear Technology                                       22,600           741
Mercury Interactive*                                    18,500           352
Micron Technology*                                      58,800         1,119
Microsoft*                                             169,500         8,673
Network Appliance*                                      96,700           658
Nokia, ADR Cl A                                         33,600           526
Novellus Systems*                                       28,000           800
Oracle Systems*                                         50,100           630
PeopleSoft*                                             29,700           536
PMC - Sierra*                                           33,800           347
QUALCOMM*                                               52,200         2,482
Siebel Systems*                                         30,700           399


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      51)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                   PAR (000)/SHARES   VALUE (000)
----------------------------------------------------------------------------
Sun Microsystems*                                       74,300      $    614
SunGard Data Systems*                                   81,400         1,902
Texas Instruments                                       69,400         1,734
VERITAS Software*                                       32,200           594
Xilinx*                                                 23,900           562
                                                                    --------
                                                                      40,532
                                                                    --------
MATERIALS - 1.6%
Praxair                                                 53,700         2,255
Vulcan Materials                                        38,900         1,680
Weyerhaeuser                                            34,800         1,695
                                                                    --------
                                                                       5,630
                                                                    --------
TELECOMMUNICATION SERVICES - 2.8%
ALLTELL                                                 40,000         2,318
Global Crossing*                                       116,800           210
Nextel Communications, Cl A                             70,500           609
Qwest Communications                                    88,900         1,485
Sprint (PCS Group)*                                     61,900         1,627
WorldCom*                                              240,472         3,624
                                                                    --------
                                                                       9,873
                                                                    --------
UTILITIES - 4.0%
Calpine*                                                70,600         1,615
Constellation Energy                                    50,700         1,227
El Paso                                                 99,600         4,138
Enron                                                  123,875         3,373
Exelon                                                  41,000         1,829
Reliant Resources*                                     130,600         2,110
                                                                    --------
                                                                      14,292
                                                                    --------
TOTAL COMMON STOCKS                                                  326,311
                                                                    --------
VARIABLE RATE DEMAND NOTE - 1.7%
American Family Financial Services                 $     6,000         6,000
                                                                    --------
TOTAL CORPORATE OBLIGATIONS                                            6,000
                                                                    --------
RELATED PARTY MONEY MARKET FUND - 6.6%
First American Prime Obligations Fund (A)           23,456,374        23,456
                                                                    --------
TOTAL RELATED PARTY MONEY MARKET FUND                                 23,456
                                                                    --------
TOTAL INVESTMENTS - 99.9%
   (Cost $341,626)                                                   355,767
                                                                    --------
OTHER ASSETS AND LIABILITIES, NET - 0.1% (B)                             532
                                                                    --------

LARGE CAP CORE FUND (CONCLUDED)

DESCRIPTION                                                      VALUE (000)
----------------------------------------------------------------------------
NET ASSETS:
Portfolio capital                                                   $376,798
Undistributed net investment income                                      636
Accumulated net realized loss on investments                         (35,276)
Net unrealized appreciation of investments                            14,141
                                                                   ---------
TOTAL NET ASSETS - 100.0%                                           $356,299
                                                                   ---------
CLASS A:
Net asset value and redemption price per
 share (net assets of $34,330,009 and
 1,404,520 shares of capital stock issued
 and outstanding) (F)                                               $  24.44
Maximum sales charge of 5.50%                                           1.42
                                                                   ---------
Offering price per share (C)                                        $  25.86
                                                                   ---------
CLASS B:
Net asset value and offering price per share
 (net assets of $2,954,372 and
 123,425 shares of capital stock issued
 and outstanding) (D)(F)                                            $  23.94
                                                                   ---------
CLASS C:
Net asset value per share (net assets of
 $24 and 1 share of capital stock issued
 and outstanding) (D)(F)                                            $  24.44
Maximum sales charge of 1.00%                                           0.25
                                                                   ---------
Offering price per share (E)                                        $  24.69
                                                                   ---------
CLASS S:
Net asset value, offering price and
 redemption price per share (net assets
 of $2,801,567 and 114,589 shares of
 capital stock issued and outstanding) (F)                          $  24.45
                                                                   ---------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets
 of $316,212,815 and 12,684,845 shares
 of capital stock issued and outstanding) (F)                       $ 24.93
                                                                   --------

*Non-income producing security

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

     Collateral received for securities loaned, at value     $  86,300
     Payable upon return of securities loaned                $ (86,300)

(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(D)Class B and Class C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(F)$.0001 par value and 2 billion authorized shares

ADR - American Depositary Receipt
CI - Class

The accompanying notes are an integral part of the financial statements.


(52      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

GROWTH & INCOME FUND

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 10.7%
AOL Time Warner*                                       502,100      $ 16,620
Best Buy*                                               41,300         1,877
Clear Channel Communications*                           57,600         2,290
Comcast, Cl A*                                         146,900         5,269
Costco Wholesale*                                      144,600         5,142
Ford Motor                                             172,400         2,991
Home Depot                                             151,600         5,817
Kohl's *                                                14,400           691
McGraw-Hill                                            138,200         8,043
Target                                                 175,200         5,563
Toys "R" Us*                                           186,600         3,215
Viacom, Cl B                                           194,111         6,697
Wal-Mart Stores                                        163,900         8,113
Walt Disney                                            157,600         2,934
                                                                   ---------
                                                                      75,262
                                                                   ---------
CONSUMER STAPLES - 8.9%
Anheuser-Busch                                          95,800         4,012
Coca-Cola                                               40,300         1,888
CVS                                                     89,100         2,958
General Mills                                           32,500         1,479
Kimberly-Clark                                          60,325         3,740
Kraft Foods*                                            98,900         3,399
PepsiCo                                                269,960        13,093
Philip Morris                                          122,300         5,906
Safeway*                                               305,325        12,128
Sysco                                                  312,340         7,977
Walgreen                                               172,600         5,943
                                                                   ---------
                                                                      62,523
                                                                   ---------
ENERGY - 9.2%
Anadarko Petroleum                                      36,800         1,769
Apache                                                  96,700         4,158
Chevron                                                 18,900         1,602
Exxon Mobil                                            650,938        25,647
Nabors Industries*                                     122,300         2,565
Phillips Petroleum                                     102,800         5,545
Schlumberger                                           125,500         5,735
Texaco                                                 110,800         7,202
USX-Marathon                                           389,200        10,411
                                                                   ---------
                                                                      64,634
                                                                   ---------
FINANCIALS - 22.9%
AFLAC                                                   72,800         1,966
Alliance Capital Management Holding                     54,300         2,482
AMB Property                                           183,400         4,493
Ambac                                                  174,600         9,552
American Express                                       106,200         3,086
American International Group                           244,950        19,106
Bank of America                                         67,600         3,948
Bank of New York                                       170,600         5,971
BB&T                                                    48,300         1,761
Capital One Financial                                   33,000         1,519
Chubb                                                  118,600         8,469
Citigroup                                              465,566        18,855
Fannie Mae                                              29,600         2,370
Federal Home Loan Mortgage                             177,600        11,544
Fifth Third Bancorp                                     39,200         2,410
JP Morgan Chase & Company                              175,500         5,993
Legg Mason                                              92,300         3,670
Marsh & McLennan                                       119,800        11,585
Mellon Financial                                       192,500         6,224

GROWTH & INCOME FUND (CONTINUED)

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
Merrill Lynch                                          206,400      $  8,380
MGIC Investment                                         81,095         5,299
Morgan Stanley Dean Witter                              68,800         3,189
Northern Trust                                          66,050         3,466
SouthTrust                                              74,700         1,902
Washington Mutual                                       47,500         1,828
Wells Fargo                                            272,300        12,104
                                                                   ---------
                                                                     161,172
                                                                   ---------
HEALTH CARE - 10.9%
American Home Products                                 152,800         8,901
Amgen*                                                  33,600         1,975
Baxter International                                   132,800         7,311
Bristol-Myers Squibb                                   170,832         9,491
Genentech*                                              24,900         1,096
HCA - The Healthcare Company                           149,200         6,611
Johnson & Johnson                                      114,600         6,349
Eli Lilly                                               79,900         6,448
Medtronic                                               42,800         1,862
Merck & Company                                        137,400         9,151
Pfizer                                                 271,800        10,899
Wellpoint Health Networks*                              58,200         6,353
Zimmer Holdings*                                        17,083           474
                                                                   ---------
                                                                      76,921
                                                                   ---------
INDUSTRIALS - 9.2%
Automatic Data Processing                              150,700         7,089
Avery Dennison                                          34,804         1,647
Boeing                                                  27,800           931
Ecolab                                                 257,800         9,366
General Dynamics                                       127,200        11,234
General Electric                                       376,900        14,021
Honeywell International                                 92,100         2,431
Tyco International                                     316,700        14,410
United Parcel Service, Cl B                             49,950         2,596
Waste Management                                        58,700         1,570
                                                                   ---------
                                                                      65,295
                                                                   ---------
INFORMATION TECHNOLOGY - 11.5%
Adobe Systems                                           34,500           827
Analog Devices*                                         29,300           958
Applied Materials*                                     119,200         3,390
Cisco Systems*                                         202,600         2,468
Corning                                                 32,200           284
Dell Computer*                                         319,700         5,924
Electronic Data Systems                                 83,800         4,274
Flextronics International*                             103,900         1,719
Intel                                                  364,600         7,452
IBM                                                     92,500         8,538
Lexmark International Group, Cl A*                      83,100         3,715
Micron Technology*                                     139,100         2,619
Microsoft*                                             203,500        10,413
Millipore                                               63,300         3,351
Motorola                                               276,900         4,320
Network Appliance*                                     101,500           690
Nortel Networks                                         57,600           323
Novellus Systems*                                       17,800           508
Oracle Systems*                                        177,000         2,227
Siebel Systems*                                         19,100           248
Sun Microsystems*                                      108,150           894
SunGard Data Systems*                                  319,000         7,455
Texas Instruments                                      290,900         7,266
Xilinx*                                                 39,600           932
                                                                   ---------
                                                                      80,795
                                                                   ---------


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      53)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                   PAR (000)/SHARES   VALUE (000)
----------------------------------------------------------------------------
MATERIALS - 2.7%
Alcoa                                                  105,400      $  3,268
Pharmacia                                              189,100         7,205
Praxair                                                202,900         8,522
                                                                   ---------
                                                                      18,995
                                                                   ---------
TELECOMMUNICATION SERVICES - 7.0%
ALLTELL                                                 91,400         5,297
Bell South                                              83,000         3,449
Qwest Communications*                                  196,000         3,273
SBC Communications                                     228,900        10,786
Sprint                                                 185,000         4,442
Sprint (PCS Group)*                                    138,400         3,638
Verizon Communications                                 342,500        18,532
                                                                   ---------
                                                                      49,417
                                                                   ---------
UTILITIES - 5.3%
Constellation Energy                                   100,200         2,425
Duke Power                                             322,800        12,218
Dynegy                                                 177,900         6,164
Enron                                                  213,300         5,808
Exelon                                                 157,000         7,002
Reliant Resources*                                      49,300           799
Williams                                               114,625         3,129
                                                                   ---------
                                                                      37,545
                                                                   ---------
TOTAL COMMON STOCKS                                                  692,559
                                                                   ---------
CONVERTIBLE PREFERRED STOCK - 0.5%                     141,400         3,754
                                                                   ---------
TOTAL CONVERTIBLE PREFERRED STOCK                                      3,754
                                                                   ---------
CONVERTIBLE CORPORATE BONDS - 0.3%
Ciena
   3.750%, 02/01/08                                $     1,190           707
Corning
   0.000%, 11/08/15*                                     2,872         1,591
                                                                   ---------
                                                                       2,298
                                                                   ---------
TOTAL CONVERTIBLE CORPORATE BONDS                                      2,298
                                                                   ---------
RELATED PARTY MONEY MARKET FUND - 2.0%
First American Prime Obligations Fund (A)           13,858,802        13,859
                                                                   ---------
TOTAL RELATED PARTY MONEY MARKET FUND                                 13,859
                                                                   ---------
TOTAL INVESTMENTS - 101.1%
   (Cost $690,577)                                                   712,470
                                                                   ---------
OTHER ASSETS AND LIABILITIES, NET - (1.1%) (B)                        (7,932)
                                                                   ---------

GROWTH & INCOME FUND (CONCLUDED)

DESCRIPTION                                                      VALUE (000)
----------------------------------------------------------------------------
NET ASSETS:
Portfolio capital                                                   $705,708
Undistributed net investment income                                      187
Accumulated net realized loss on investments                         (23,250)
Net unrealized appreciation of investments                            21,893
                                                                   ---------
TOTAL NET ASSETS - 100.0%                                           $704,538
                                                                   ---------
CLASS A:
Net asset value and redemption price per
 share (net assets of $150,322,727 and
 4,823,641 shares of capital stock issued
 and outstanding) (F)                                               $  31.16
Maximum sales charge of 5.50%                                           1.81
                                                                   ---------
Offering price per share (C)                                        $  32.97
                                                                   ---------
CLASS B:
Net asset value and offering price per
 share (net assets of $11,612,659 and
 376,347 shares of capital stock issued
 and outstanding) (D)(F)                                            $  30.86
                                                                   ---------
CLASS C:
Net asset value per share (net assets of
 $31 and 1 share of capital stock issued
 and outstanding) (D)(F)                                            $  31.17
Maximum sales charge of 1.00%                                           0.31
                                                                   ---------
Offering price per share (E)                                        $  31.48
                                                                   ---------
CLASS S:
Net asset value, offering price and
 redemption price per share (net assets
 of $44,820,935 and 1,439,147 shares of
 capital stock issued and outstanding) (F)                          $  31.14
                                                                   ---------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets
 of $497,781,661 and 15,950,663 shares
 of capital stock issued and outstanding) (F)                       $  31.21
                                                                   ---------

*Non-income producing security

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

     Collateral received for securities loaned, at value   $ 156,515
     Payable upon return of securities loaned              $(156,515)

(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(D)Class B and Class C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(F)$.0001 par value and 2 billion authorized shares

CI - Class

The accompanying notes are an integral part of the financial statements.


(54      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

RELATIVE VALUE FUND

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
COMMON STOCKS - 92.1%
CONSUMER DISCRETIONARY - 2.7%
General Motors                                          65,000      $  2,789
Johnson Controls                                        50,000         3,262
Whirlpool                                              100,000         5,535
                                                                   ---------
                                                                      11,586
                                                                   ---------
CONSUMER STAPLES - 10.1%
Gillette                                               230,000         6,854
Philip Morris                                          350,000        16,901
Procter & Gamble                                       260,000        18,925
                                                                   ---------
                                                                      42,680
                                                                   ---------
ENERGY - 11.4%
BP PLC                                                 114,800         5,645
Exxon Mobil                                            390,764        15,396
Royal Dutch Petroleum, ADR                             156,000         7,839
Texaco                                                 300,000        19,500
                                                                   ---------
                                                                      48,380
                                                                   ---------
FINANCIALS - 25.2%
American Express                                       225,000         6,539
AmSouth Bancorp                                        243,230         4,395
Bank of America                                         70,000         4,088
Bank of New York                                       300,000        10,500
Cincinnati Financial                                   170,000         7,075
Citigroup                                              430,000        17,415
First Financial Bancorp                                202,125         3,135
First Tennessee National                               165,000         6,105
KeyCorp                                                300,000         7,242
Mellon Financial                                       200,000         6,466
National City                                          115,000         3,444
North Fork Bancorp                                     160,000         4,758
PNC Financial Services                                 100,000         5,725
TCF Financial                                          100,000         4,606
Union Planters                                         250,000        10,725
Wells Fargo                                            100,000         4,445
                                                                   ---------
                                                                     106,663
                                                                   ---------
HEALTH CARE - 8.8%
American Home Products                                 200,000        11,650
Bristol-Myers Squibb                                   115,000         6,389
GlaxoSmithKline ADR                                    135,000         7,576
Merck & Company                                        170,000        11,322
Zimmer Holdings*                                        11,500           319
                                                                   ---------
                                                                      37,256
                                                                   ---------
INDUSTRIALS - 5.4%
General Electric                                       450,000        16,740
Honeywell International                                240,625         6,353
                                                                   ---------
                                                                      23,093
                                                                   ---------
INFORMATION TECHNOLOGY - 12.4%
Intel                                                  800,000        16,352
IBM                                                    300,000        27,690
Microsoft*                                             170,000         8,699
                                                                   ---------
                                                                      52,741
                                                                   ---------

RELATIVE VALUE FUND (CONTINUED)

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
MATERIALS - 2.4%
AK Steel Holding                                       250,000      $  2,113
Dow Chemical                                           135,000         4,423
International Paper                                    100,000         3,480
                                                                   ---------
                                                                      10,016
                                                                   ---------
TELECOMMUNICATION SERVICES - 8.0%
AT&T*                                                  350,000         6,755
Broadwing*                                             800,000        12,864
Verizon Communications                                 185,440        10,034
Vodafone Group, ADR                                    195,000         4,282
                                                                   ---------
                                                                      33,935
                                                                   ---------
UTILITIES - 5.7%
Cinergy                                                250,000         7,718
Duke Energy                                            200,000         7,570
TXU                                                    190,000         8,801
                                                                   ---------
                                                                      24,089
                                                                   ---------
TOTAL COMMON STOCKS                                                  390,439
                                                                   ---------
RELATED PARTY MONEY MARKET FUND - 5.8%
First American Prime Obligations Fund (A)           24,547,061        24,547

TOTAL RELATED PARTY MONEY MARKET FUND                                 24,547
                                                                   ---------
TOTAL INVESTMENTS - 97.9%
   (Cost $261,524)                                                   414,986
                                                                   ---------
OTHER ASSETS AND LIABILITIES, NET - 2.1%                               8,882
                                                                   ---------


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      55)

STATEMENTS OF NET ASSETS September 30, 2001

RELATIVE VALUE FUND (CONCLUDED)

DESCRIPTION                                                      VALUE (000)
----------------------------------------------------------------------------
NET ASSETS:
Portfolio capital                                                   $264,165
Undistributed net investment income                                       43
Accumulated net realized gain on investments                           6,198
Net unrealized appreciation of investments                           153,462
                                                                   ---------
TOTAL NET ASSETS - 100.0%                                           $423,868
                                                                   ---------
CLASS A:
Net asset value and redemption price per
 share (net assets of $33,287,813 and
 1,381,987 shares of capital stock issued
 and outstanding) (E)                                               $  24.09
Maximum sales charge of 5.50%                                           1.40
                                                                   ---------
Offering price per share (B)                                        $  25.49
                                                                   ---------
CLASS B:
Net asset value and offering price per
 share (net assets of $12,081,297 and
 503,145 shares of capital stock issued
 and outstanding) (C)(E)                                            $  24.01
                                                                   ---------
CLASS C:
Net asset value per share (net assets of
 $24 and 1 share of capital stock issued
 and outstanding) (C)(E)                                            $  24.09
Maximum sales charge of 1.00%                                           0.24
                                                                   ---------
Offering price per share (D)                                        $  24.33
                                                                   ---------
CLASS S:
Net asset value, offering price and
 redemption price per share (net assets of
 $34,004,063 and 1,413,130 shares of
 capital stock issued and outstanding) (E)                          $  24.06
                                                                   ---------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets
 of $344,494,811 and 14,284,925 shares
 of capital stock issued and outstanding) (E)                       $  24.12
                                                                   ---------

*Non-income producing security

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(C)Class B and Class C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(E)$.0001 par value and 2 billion authorized shares.

ADR - American Depositary Receipt

CAPITAL GROWTH FUND

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 12.9%
AOL Time Warner*                                       205,000       $ 6,786
Best Buy*                                               16,500           750
Clear Channel Communications*                           47,000         1,868
Comcast, Cl A*                                          32,100         1,151
Federated Department Stores*                             5,000            10
Home Depot                                              77,000         2,954
Kohl's*                                                 75,200         3,610
Target                                                  35,000         1,111
Wal-Mart Stores*                                       148,000         7,326
                                                                    --------
                                                                      25,566
                                                                    --------
CONSUMER STAPLES - 9.1%
Anheuser-Busch                                          50,000         2,094
H J Heinz                                               65,800         2,773
Kimberly-Clark                                          50,000         3,100
Kraft Foods*                                            38,500         1,323
PepsiCo                                                 75,000         3,638
Safeway*                                                76,244         3,028
Walgreen                                                63,200         2,176
                                                                    --------
                                                                      18,132
                                                                    --------
ENERGY - 1.6%
Ashland                                                  2,500            96
Exxon Mobil                                             42,076         1,658
Global Marine*                                          22,800           319
Texaco*                                                  2,500           163
USX - Marathon                                          33,400           887
                                                                    --------
                                                                       3,123
                                                                    --------
FINANCIALS - 8.0%
American International Group                           103,519         8,074
Capital One Financial                                   18,500           852
Citigroup                                               73,200         2,965
Federal Home Loan Mortgage                              25,000         1,625
Merrill Lynch                                           21,900           889
Wells Fargo                                             35,000         1,556
                                                                    --------
                                                                      15,961
                                                                    --------
HEALTH CARE - 29.7%
American Home Products                                  20,000         1,165
Amgen*                                                  37,800         2,222
Baxter International                                    63,600         3,501
Bristol-Myers Squibb                                   126,000         7,001
Cardinal Health                                         93,375         6,905
Genentech*                                              37,700         1,659
Genzyme*                                                20,000           908
Guidant*                                                50,000         1,925
IDEC Pharmaceuticals*                                   16,100           798
Johnson & Johnson                                       32,100         1,778
Eli Lilly                                               60,000         4,842
Medtronic                                               99,530         4,330
Merck & Company                                        100,000         6,660
Pfizer                                                 221,750         8,892
Pharmacia                                               75,400         3,058
Serono SA, ADR                                          54,500         1,034
Watson Pharmaceuticals*                                 37,400         2,046
Zimmer Holdings*                                        11,000           305
                                                                    --------
                                                                      59,029
                                                                    --------

The accompanying notes are an integral part of the financial statements.


(56      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
INDUSTRIALS - 7.7%
General Electric                                       235,500       $ 8,761
Illinois Tool Works                                     34,364         1,859
Kadant*                                                  1,695            22
Minnesota Mining & Manufacturing                        20,600         2,027
Textron                                                 17,300           581
Tyco International                                      43,400         1,975
                                                                    --------
                                                                      15,225
                                                                    --------
INFORMATION TECHNOLOGY - 24.4%
Adobe Systems                                           26,200           628
Analog Devices*                                         26,000           850
Apple Computer*                                         25,300           392
Applied Materials*                                      12,200           347
Applied Micro Circuits*                                 54,100           378
BEA Systems*                                            73,700           707
Broadcom*                                               13,600           276
Brocade Communications Systems*                         56,300           790
CheckPoint Software Technology*                         12,100           266
Cisco Systems*                                         287,400         3,501
Citrix Systems*                                          7,300           145
Corning                                                 79,000           697
Dell Computer*                                          95,900         1,777
EMC*                                                    74,400           874
Flextronics International*                              46,900           776
Hewlett-Packard                                         40,000           644
Intel                                                  245,560         5,019
IBM                                                     37,000         3,415
Juniper Network*                                        20,400           198
KLA-Tencor*                                              7,200           227
Micron Technology*                                      60,600         1,141
Microsoft*                                             166,000         8,494
Millipore                                               18,600           985
Nokia, ADR Cl A                                         39,500           618
Nortel Networks                                        107,000           600
Novellus Systems*                                       10,700           306
NVIDIA*                                                 15,800           434
Oracle Systems*                                        238,000         2,994
QUALCOMM*                                               46,600         2,215
RF Micro Devices*                                       68,800         1,142
Siebel Systems*                                         55,500           722
Sun Microsystems*                                      164,000         1,356
Texas Instruments                                      116,400         2,908
Thermo Electron*                                        27,700           500
VeriSign*                                               28,500         1,194
Vitesse Semiconductor*                                  45,000           349
Xilinx*                                                 25,400           598
                                                                    --------
                                                                      48,463
                                                                    --------
MATERIALS - 0.8%
Alcoa                                                   50,000         1,551
                                                                    --------
                                                                       1,551
                                                                    --------
TELECOMMUNICATION SERVICES - 1.7%
Nextel Communications, Cl A*                            42,400           366
Qwest Communications International                      77,100         1,288
Sprint PCS Group*                                       19,200           505
Verizon Communications                                  22,072         1,194
                                                                    --------
                                                                       3,353
                                                                    --------

CAPITAL GROWTH FUND (CONTINUED)

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
UTILITIES - 1.5%
El Paso                                                 26,829      $  1,115
Enron                                                   33,000           899
Mirant                                                  44,200           956
                                                                    --------
                                                                       2,970
                                                                    --------
TOTAL COMMON STOCKS                                                  193,373
                                                                    --------
SHORT-TERM INVESTMENTS - 0.3%
RNC Money Market Fund                                  750,000           750
                                                                    --------
TOTAL SHORT-TERM INVESTMENTS                                             750
                                                                    --------
RELATED PARTY MONEY MARKET FUND - 2.6%
First American Prime Obligations Fund (A)            5,068,031         5,068
                                                                    --------
TOTAL RELATED PARTY MONEY MARKET FUND                                  5,068
                                                                    --------
TOTAL INVESTMENTS - 100.3%
   (Cost $192,428)                                                   199,191
                                                                    --------
OTHER ASSETS AND LIABILITIES, NET - 0.3% (B)                            (648)
                                                                    --------
NET ASSETS:
Portfolio capital                                                   $206,924
Accumulated net realized loss on investments and options
 written                                                             (14,938)
Net unrealized appreciation of investments                             6,763
Net unrealized depreciation of options written                          (206)
                                                                    --------
TOTAL NET ASSETS - 100.0%                                           $198,543
                                                                    --------
CLASS A:
Net asset value and redemption price per
 share (net assets of $8,597,419 and
 585,477 shares of capital stock issued
 and outstanding) (F)                                               $  14.68
Maximum sales charge of 5.50%                                           0.85
                                                                    --------
Offering price per share (C)                                        $  15.53
                                                                    --------
CLASS B:
Net asset value and offering price per
 share (net assets of $46,102,673 and
 3,159,313 shares of capital stock issued
 and outstanding) (D)(F)                                            $  14.59
                                                                    --------
CLASS C:
Net asset value per share (net assets of
 $15 and 1 share of capital stock issued
 and outstanding) (D)(F)                                            $  14.68
Maximum sales charge of 1.00%                                           0.15
                                                                    --------
Offering price per share (E)                                        $  14.83
                                                                    --------
CLASS S:
Net asset value, offering price and
 redemption price per share (net assets
 of $11,881,420 and 808,873 shares of
 capital stock issued and outstanding) (F)                          $  14.69
                                                                    --------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets
 of $131,961,269 and 8,932,173 shares
 of capital stock issued and outstanding) (F)                       $  14.77
                                                                    --------


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      57)

STATEMENTS OF NET ASSETS September 30, 2001

CAPITAL GROWTH FUND (CONCLUDED)

DESCRIPTION
----------------------------------------------------------------------------
*Non-income producing security

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

     Collateral received for securities loaned, at value     $  54,034
     Payable upon return of securities loaned                $ (54,034)

(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(D)Class B and Class C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(F)$.0001 par value and 2 billion authorized shares

ADR - American Depositary Receipt
CI - Class

EQUITY INCOME FUND

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
COMMON STOCKS - 96.4%
CONSUMER DISCRETIONARY - 4.9%
Ford Motor                                             127,616       $ 2,214
Maytag                                                 129,700         3,195
McGraw-Hill                                             81,400         4,737
Omnicom Group                                           35,400         2,297
Sherwin Williams                                        35,000           778
Tribune Company                                         23,700         2,138
                                                                    --------
                                                                      15,359
                                                                    --------
CONSUMER STAPLES - 9.5%
Anheuser-Busch                                         109,100         4,569
Avon                                                    70,400         3,256
Colgate Palmolive                                       48,700         2,837
Gillette                                                22,500           671
H J Heinz                                               30,000         1,265
Kimberly-Clark                                          66,100         4,098
Kraft Foods*                                            41,160         1,415
PepsiCo                                                118,900         5,767
Ralston-Ralston Purina                                  30,000           984
Sara Lee                                               193,200         4,115
Sysco                                                   30,000           766
                                                                    --------
                                                                      29,743
                                                                    --------
ENERGY - 9.7%
BP                                                      93,096         4,578
Chevron                                                 38,820         3,290
Exxon Mobil                                            242,648         9,560
Murphy Oil                                              10,000           724
Phillips Petroleum                                      27,000         1,456
Precision Drilling*                                     10,000           211
Royal Dutch Petroleum, ADR                             179,200         9,005
USX-Marathon                                            48,000         1,284
                                                                    --------
                                                                      30,108
                                                                    --------
FINANCIALS - 27.9%
American Express                                       109,000         3,168
Archstone Communities                                  151,600         3,957
Bank of America                                         75,824         4,428
Bank of New York                                       106,500         3,728
Citigroup                                              182,786         7,403
Comerica                                                56,200         3,113
Crescent Real Estate                                   101,700         2,181
Duke Realty                                            195,172         4,624
Equity Residential Property Trust                       26,600         1,553
Fannie Mae                                              56,600         4,531
Hartford Financial Services                             10,000           587
Healthcare Realty Trust                                115,700         2,950
Household International                                 71,397         4,025
John Hancock Financial Services                        116,900         4,670
JP Morgan Chase & Company                              112,100         3,828
Kimco Realty                                            31,600         1,534
Manufactured Home Communities                          122,550         3,728
MBNA                                                    46,000         1,393
Mellon Financial                                       160,200         5,179
National City                                           47,000         1,408
PNC Financial Services Group                            22,000         1,259
Prentiss Properties Trust                               48,000         1,320
Simon Property Group                                   137,200         3,692
St. Paul Companies                                      82,610         3,405
Union Planters                                          34,000         1,458
XL Capital Limited, Cl A                                53,782         4,249
Zions Bancorporation                                    68,600         3,681
                                                                    --------
                                                                      87,052
                                                                    --------

The accompanying notes are an integral part of the financial statements.


(58      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
HEALTH CARE - 11.4%
Abbott Labs                                             36,000      $  1,867
American Home Products                                 110,900         6,460
Baxter International                                   137,000         7,542
Bristol-Myers Squibb                                    62,700         3,484
Johnson & Johnson                                      105,600         5,850
Merck                                                   32,200         2,145
Pfizer                                                  84,300         3,380
Pharmacia                                               26,000         1,055
Protein Design Labs*                                 1,597,000         1,489
Schering Plough                                         54,200         2,011
Zimmer Holdings*                                         6,270           174
                                                                    --------
                                                                      35,457
                                                                    --------
INDUSTRIALS - 12.2%
Caterpillar                                             42,750         1,915
Deere                                                   77,400         2,911
Ecolab                                                 169,900         6,172
First Data                                              26,000         1,515
General Electric                                       119,400         4,442
Honeywell International                                152,200         4,032
Knightsbridge Tanker                                   176,500         3,091
Minnesota Mining & Manufacturing                        53,000         5,215
Parker Hannifin                                         73,900         2,535
United Parcel Service                                   76,700         3,978
United Technologies                                     48,700         2,264
                                                                    --------
                                                                      38,070
                                                                    --------
INFORMATION TECHNOLOGY - 4.3%
Alcatel                                                 16,000           186
Electronic Data Systems                                 85,700         4,935
Hewlett-Packard                                        188,300         2,995
IBM                                                     55,730         5,144
                                                                    --------
                                                                      13,260
                                                                    --------
MATERIALS - 2.9%
Dow Chemical                                            62,400         2,044
DuPont De Nemours & Co                                  66,000         2,476
Lyondell Chemical                                      135,150         1,547
Weyerhaeuser                                            62,800         3,059
                                                                    --------
                                                                       9,126
                                                                    --------
TELECOMMUNICATION SERVICES - 7.8%
Nextel Communications*                               4,850,000         3,019
Qwest Communications                                    92,400         1,532
SBC Communications                                     173,900         8,194
Sprint                                                 101,300         2,432
Verizon Communications                                 168,680         9,127
                                                                    --------
                                                                      24,304
                                                                    --------
UTILITIES - 5.8%
Cinergy                                                 30,000           926
Consolidated Edison                                     90,000         3,665
Constellation Energy                                    10,900           264
Duke Energy                                             48,000         1,817
El Paso                                                 10,698           445
National Fuel Gas                                       52,000         1,198
Reliant Energy                                         119,100         3,135
Xcel Energy                                            239,800         6,750
                                                                    --------
                                                                      18,200
                                                                    --------
TOTAL COMMON STOCKS                                                  300,679
                                                                    --------

EQUITY INCOME FUND (CONCLUDED)

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 5.7%
First American Prime Obligations Fund (A)           17,605,502      $ 17,606
                                                                   ---------
TOTAL RELATED PARTY MONEY MARKET FUND                                 17,606
                                                                   ---------
TOTAL INVESTMENTS - 102.1%
   (Cost $233,537)                                                   318,285
                                                                   ---------
OTHER ASSETS AND LIABILITIES, NET - (2.1%) (B)                        (6,495)
                                                                   ---------
NET ASSETS:
Portfolio capital                                                   $227,949
Accumulated net investment loss                                         (291)
Accumulated net realized loss on investments                            (616)
Net unrealized appreciation of investments                            84,748
                                                                   ---------
TOTAL NET ASSETS - 100.0%                                           $311,790
                                                                   ---------
CLASS A:
Net asset value and redemption price per
 share (net assets of $24,556,888 and
 2,025,021 shares of capital stock issued
 and outstanding) (F)                                               $  12.13
Maximum sales charge of 5.50%                                           0.71
                                                                   ---------
Offering price per share (C)                                        $  12.84
                                                                   ---------
CLASS B:
Net asset value and offering price per
 share (net assets of $11,515,811 and
 954,459 shares of capital stock issued
 and outstanding) (D)(F)                                            $  12.07
                                                                   ---------
CLASS C:
Net asset value per share (net assets of
 $8,028,153 and 663,841 shares of
 capital stock issued and outstanding) (D)(F)
                                                                    $  12.09
Maximum sales charge of 1.00%                                           0.12
                                                                   ---------
Offering price per share (E)                                        $  12.21
                                                                   ---------
CLASS S:
Net asset value, offering price and
 redemption price per share (net assets
 of $328,293 and 27,077 shares of
 capital stock issued and outstanding) (F)                          $  12.12
                                                                   ---------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets
 of $267,361,074 and 21,916,302 shares
 of capital stock issued and outstanding) (F)                       $  12.20
                                                                   ---------

*Non-income producing security

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

     Collateral received for securities loaned, at value     $  64,855
     Payable upon return of securities loaned                $ (64,855)

(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(D)Class B and Class C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(F)$.0001 par value and 2 billion authorized shares

ADR - American Depositary Receipt
CI - Class


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      59)

STATEMENTS OF NET ASSETS September 30, 2001

BALANCED FUND

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
COMMON STOCKS - 53.5%
CONSUMER DISCRETIONARY - 6.7%
4Kids Entertainment*                                    11,700       $   233
Abercrombie & Fitch*                                    16,400           288
Alliance Atlantis Communications, Cl B*                 19,700           191
American Axle & Manufacturing Holdings*                  4,000            51
Anchor Gaming*                                           2,700           112
AnnTaylor Stores*                                        1,400            31
AOL Time Warner*                                       111,760         3,699
Bally Total Fitness Holdings*                            7,400           150
Barnes & Noble*                                          2,800           101
Best Buy*                                               21,180           963
BJ's Wholesale Club*                                     4,200           200
Borders Group*                                           4,700            90
Borg Warner                                              2,600           105
Brinker International*                                   3,100            73
Cablevision System - Rainbow*                            3,900            79
Carnival                                                67,000         1,475
Catalina Marketing, Cl C*                                2,300            64
CDW Computer Centers*                                   11,000           398
CEC Entertainment*                                       1,375            47
Charter Communications*                                 88,800         1,099
Clear Channel Communications*                           19,800           787
COMCAST, Cl A*                                          15,400           552
Cost Plus*                                               4,100            75
Costco Wholesale*                                       14,600           519
Cox Communications, Cl A*                               31,750         1,326
Dollar General                                         129,900         1,529
Electronics Boutique Holdings*                           2,200            59
Entercom Communications*                                 1,900            65
Federal Signal                                           1,000            18
Galyan's Trading*                                          800             9
Gannett                                                  7,100           427
Gap                                                     14,335           171
Genesco*                                                 1,900            31
Gentex*                                                  1,400            33
Gtech Holdings*                                         15,400           532
Gymboree*                                               24,300           158
Harley-Davidson                                         22,900           927
Home Depot                                              77,590         2,977
Hot Topic*                                               6,600           166
Insight Communications*                                 11,600           213
Interpublic Group Companies                             19,100           390
Jones Apparel Group*                                     5,100           130
Kohl's*                                                 39,100         1,877
Lowe's                                                  16,800           532
Macrovision*                                             4,700           134
McDonald's                                              32,300           877
McGraw-Hill                                             31,400         1,827
MGM Grand*                                              10,800           243
Michaels Stores*                                         1,600            58
New York Times, Cl A                                     2,900           113
Omnicom Group                                           24,730         1,605
Orient Express Hotels*                                   3,300            46
OshKosh B'Gosh                                             500            13
Radio One, Cl D*                                         3,200            37
Scholastic*                                             15,300           666
Standard Pacific                                         2,500            49
Steiner Leisure*                                         7,300           117
Target                                                  33,500         1,064
Tommy Hilfiger*                                          7,900            71
Toys "R" Us*                                            54,400           937

BALANCED FUND (CONTINUED)

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
Ultimate Electronics*                                    7,500       $   130
USA Networks*                                           44,600           802
ValueVision International*                              19,100           246
Viacom, Cl B*                                           43,346         1,495
Wal-Mart Stores                                         97,801         4,841
Walt Disney                                             59,300         1,104
Westwood One*                                            3,300            73
                                                                    --------
                                                                      39,500
                                                                    --------
CONSUMER STAPLES - 3.8%
Albertson's                                             21,400           682
Anheuser-Busch                                          37,900         1,587
Coca-Cola                                               32,500         1,523
Constellation Brands, Cl A*                              2,000            83
CVS                                                      9,400           312
Duane Reade*                                             2,000            60
General Mills                                           15,000           683
Hormel Foods                                             3,900            92
Kimberly-Clark                                          25,000         1,550
Kraft Foods*                                            66,430         2,283
Longs Drug Stores*                                       1,500            41
McCormick and Company                                    1,400            64
Pepsi Americas                                           5,500            82
PepsiCo                                                 64,200         3,114
Performance Food Group*                                  2,600            74
Philip Morris                                           35,300         1,705
Procter & Gamble                                        21,900         1,594
RJ Reynolds Tobacco Holdings                             1,100            63
Safeway*                                                72,200         2,868
Sysco*                                                  49,954         1,276
Tyson Foods, Cl A                                       14,800           148
Walgreen                                                77,230         2,659
                                                                    --------
                                                                      22,543
                                                                    --------
ENERGY - 3.4%
Anadarko Petroleum                                      10,300           495
Apache                                                  21,900           942
Baker Hughes                                            15,200           440
Burlington Resources                                    15,000           513
Cabot Oil & Gas                                          2,800            56
Cal Dive International*                                  3,300            55
Chevron                                                  2,000           170
Energy Partners*                                         8,500            59
Ensco International                                     18,900           276
EOG Resources                                           19,100           553
Equitable Resources                                        500            15
Exxon Mobil                                            131,976         5,200
Hanover Compressor*                                      5,000           108
Helmerich & Payne                                          500            13
Horizon Offshore*                                        1,100             7
Key Energy Group*                                        3,500            22
Murphy Oil                                               1,400           101
National-Oilwell*                                       46,600           676
Noble Affiliates                                           500            15
Ocean Energy                                             3,500            57
Patterson - UTI Energy*                                 10,400           129
Phillips Petroleum                                      53,300         2,875
Pioneer Natural Resources*                               3,300            47
Pogo Producing                                           3,200            75
Precision Drilling*                                      7,700           163
Rowan Companies*                                        18,100           224
Schlumberger                                            55,550         2,539
Talisman Energy                                          3,300           112
Texaco                                                  20,100         1,307

The accompanying notes are an integral part of the financial statements.


(60      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
Transocean Sedco Forex                                  56,280       $ 1,486
Ultramar Diamond Shamrock                                1,600            77
USX-Marathon                                            39,800         1,065
Valero Energy                                            1,300            46
                                                                    --------
                                                                      19,918
                                                                    --------
FINANCIALS - 10.9%
AFLAC                                                   59,200         1,598
Alliance Capital Management Holdings                    10,600           484
Allstate                                                29,400         1,098
AMB Property                                            26,175           641
Ambac Financial Group*                                  38,262         2,093
American Express                                        94,530         2,747
American Financial Group                                 2,075            46
American International Group                            99,697         7,776
Arthur J Gallagher                                      25,100           850
Astoria Financial                                        1,200            71
Bank of America                                         29,900         1,746
Bank of New York                                        17,000           595
Banknorth Group                                          8,100           181
BB&T                                                    15,700           572
Boston Properties                                       12,000           458
Charles Schwab                                         107,900         1,241
Charter One Financial                                    4,400           124
Chubb                                                   28,600         2,042
Citigroup                                              177,180         7,176
Commerce Bancorp                                         4,400           299
Compass Bank Shares*                                     2,200            57
Dime Bancorp                                             1,800            71
Dime Bancorp Warrant*                                    6,900             2
E*Trade Group*                                          10,400            63
East West Bancorp                                       11,200           262
Eaton Vance                                              3,800           119
Edwards                                                  1,600            56
Equity Office Property                                  25,400           813
Everest Re Group                                         6,900           446
Fannie Mae                                              47,000         3,761
Federal Home Loan Mortgage                              84,500         5,472
Federated Investors                                      6,800           201
Fidelity National Financial                             16,330           439
Fifth Third Bancorp                                     34,350         2,112
First American                                           4,900            99
First Tennessee National                                 3,800           141
Fleet Boston Financial                                  39,090         1,437
Golden West Financial                                    2,100           122
Greater Bay Bancorp                                      5,900           137
GreenPoint Financial                                     3,000           105
Harleysville Group                                       4,400           106
Hartford Financial Services Group*                      26,100         1,533
Independence Community Bank                              3,100            67
Instinet Group*                                          7,300            71
Investors Financial Services                               700            40
JP Morgan Chase                                         51,400         1,755
Legg Mason                                               1,300            52
M & T Bank                                               3,300           244
Marsh & McLennan                                        11,900         1,151
Marshall & Ilsley                                        1,100            62
MBNA                                                    60,742         1,840
Mellon Financial                                        19,200           621
Mercantile Bankshares                                    1,700            67
MGIC Investment                                         24,700         1,614
Morgan Stanley Dean Witter                              39,770         1,843
National Commerce Financial                              5,705           149
New York Community Bancorp                               6,450           150

BALANCED FUND (CONTINUED)

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
North Fork Bancorp                                       4,900        $  146
Northern Trust                                           6,900           362
Old Republic                                            32,925           863
Phoenix Companies*                                       9,300           134
Protective Life                                          4,500           131
Renaissance Re Holdings                                  3,600           320
SEI Investment                                           3,600           115
Southwest Bancorp of Texas*                              2,200            65
State Street                                            12,600           573
TCF Financial                                            1,700            78
The PMI Group                                            1,450            90
Wells Fargo                                             64,100         2,849
                                                                    --------
                                                                      64,844
                                                                    --------
HEALTH CARE - 9.5%
Advance PCS*                                             1,300            93
American Home Products                                  21,900         1,276
AmerisourceBergen*                                       4,380           311
Amgen*                                                  31,160         1,831
Andrx Group*                                             4,200           273
Apogent Technologies*                                    2,600            62
Appria Healthcare*                                      19,900           516
Aviron*                                                  1,700            42
Baxter International                                    51,400         2,830
Boston Scientific*                                      19,500           400
Bristol-Meyers Squibb                                  125,624         6,980
Cardinal Health                                         21,087         1,559
Celgene*                                                 3,400            90
Cephalon*                                                2,100           105
DENTSPLY International                                   5,575           256
Edwards Lifesciences*                                    2,400            54
Express Scripts*                                         4,900           271
First Health Group*                                      1,800            53
Forest Laboratories, Cl A*                               4,000           289
Genentech*                                              42,130         1,854
Genzyme*                                                 5,500           250
Gilead Sciences*                                         3,100           174
Guidant*                                                13,100           504
HCA - The Healthcare Company                            15,700           696
Health Management Association, Cl A*                     6,453           134
IDEC Pharmaceuticals*                                   17,600           872
Intermune*                                               6,400           245
IVAX*                                                   25,225           559
Johnson & Johnson                                       63,050         3,493
King Pharmaceuticals*                                    4,366           183
Eli Lilly                                               65,280         5,268
Lincare Holdings*                                        6,200           165
Medtronic                                               54,160         2,356
Merck                                                   96,350         6,417
Millennium Pharmaceuticals*                              6,500           115
Mylan Laboratories                                       5,000           163
Noven Pharmaceuticals*                                     600            11
Omnicare                                                10,400           227
Patterson Dental*                                        2,100            77
Pfizer                                                 194,865         7,814
Pharmaceutical Resources*                                5,100           182
Pharmacia                                               49,344         2,001
Priority Healthcare, Cl B*                               3,100            74
Protein Design Labs*                                     1,200            57
Quest Diagnostics*                                       2,400           148
Renal Care Group*                                        4,100           126
Respironics*                                             3,400           121
Sepracor*                                                2,600            93
Serono SA, ADR                                          28,500           541


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      61)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
Sybron Dental Specialties*                               7,166       $   133
Techne*                                                  2,100            62
Tenet Healthcare*                                       17,200         1,026
Transkaryotic Therapies*                                 1,600            43
Triad Hospitals*                                         5,500           195
Trigon Healthcare*                                       1,300            85
Universal Health Services*                              15,800           771
Varian Medical Systems*                                  2,100           135
Watson Pharmaceuticals*                                  8,500           465
Wellpoint Health Networks*                               6,100           666
Wright Medical Group*                                    2,200            37
Xoma*                                                    3,800            32
Zimmer Holdings*                                        12,562           349
                                                                    --------
                                                                      56,210
                                                                    --------
INDUSTRIALS - 5.1%
Administaff*                                             1,300            34
American Standard*                                       1,800            99
Apollo Group*                                            1,700            71
Armor Holdings*                                          2,700            53
Atlantic Coast Airline*                                  1,200            16
Automatic Data Processing                               37,410         1,760
Avery Dennison                                           3,550           168
Bisys Group*                                             1,800            95
Boeing                                                  16,600           556
C.H. Robinson Worldwide                                  2,200            64
ChoicePoint*                                             1,800            75
DiamondCluster International, Cl A*                     19,100           188
DST Systems*                                             2,325           101
Ecolab                                                  55,960         2,033
First Data                                              36,677         2,137
Frontier Airlines*                                       9,800            81
General Dynamics                                        17,500         1,546
General Electric                                       169,468         6,304
Global Payments                                          4,600           135
Granite Construction                                     3,600            92
GSI Lumonics*                                            7,600            52
Honeywell International                                  9,700           256
Illinois Tool Works                                     17,500           947
IMS Health                                               3,200            80
Kaydon                                                   3,900            82
Level 3 Communications*                                    700            61
Ladish*                                                  3,800            30
Manpower                                                 2,300            61
Mercury Computer Systems*                                1,300            49
Minnesota Mining & Manufacturing                        28,630         2,817
Molex, Cl A                                             25,512           620
Pittston Brink's Group                                   1,800            33
Precision Castparts                                      1,600            36
Rayovac*                                                13,900           212
Sabre Group Holdings*                                    7,500           201
Shaw Group*                                             37,100         1,046
Skywest                                                  5,900            99
Southwest Airlines                                     100,865         1,497
SPX*                                                     1,000            83
Triumph Group*                                           1,400            33
Tyco International                                     109,800         4,996
United Parcel Service, Cl B                              8,500           442
United Technologies                                     10,200           474
URS*                                                     1,600            37
Waste Management                                         6,000           160
                                                                    --------
                                                                      30,012
                                                                    --------

BALANCED FUND (CONTINUED)

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 7.5%
Accenture*                                              27,100       $   346
Activision*                                              5,900           161
Adaptec*                                                 4,700            37
Adobe Systems                                           14,400           345
ADTRAN                                                   1,600            31
Aeroflex*                                               11,500           127
Affiliated Computer Services, Cl A*                      3,300           269
Alliance Semiconductor*                                  6,200            45
Amdocs*                                                  1,400            37
Analog Devices*                                         22,800           746
Anaren Microwave*                                        4,300            70
Applied Materials*                                      35,786         1,018
Arrow Electronics*                                       3,000            63
Ascential Software*                                     23,000            76
Atmel*                                                   8,800            59
ATMI*                                                    1,400            22
Avnet                                                    3,300            60
Axciom*                                                 21,400           201
BEA Systems*                                            45,640           438
Benchmark Electronics*                                   8,900           147
Black Box*                                                 800            34
Brooks Automation*                                         800            21
Cadence Design Systems*                                  7,900           132
Check Point Software Technologies*                      14,350           316
Cisco Systems*                                          79,410           967
Coherent*                                                6,600           187
Compaq Computers                                       106,900           888
Computer Sciences*                                      15,200           504
Compuware*                                               7,200            60
Comverse Technology*                                     6,100           125
Concurrent Computers*                                   17,000           154
Corinthian Colleges*                                     5,100           172
Corning                                                 20,200           178
Cree*                                                    4,500            67
Cypress Semiconductor*                                   4,400            65
Dell Computer*                                          88,810         1,646
Dendrite International*                                  5,800            46
Diebold                                                  2,200            84
DSP Group*                                               3,200            64
DuPont Photomasks*                                       4,000           111
E.Piphany*                                              11,600            49
Eclipsys*                                                6,700            89
Elantec Semiconductor*                                   1,300            30
Electronic Data Systems                                 21,400         1,176
Electronic Arts*                                         4,800           219
EMC*                                                    19,260           226
Entegris*                                               17,800           141
Enterasys Networks*                                     11,700            75
Ericsson                                                80,600           281
Exar*                                                   80,700         1,396
Fisher Scientific*                                       5,500           140
Flextronics International*                              23,700           392
Harmonic Lightwaves*                                     8,600            70
Harris                                                   2,600            83
Inforte*                                                 7,400            74
Integrated Circuit Systems*                              5,300            68
Integrated Device Technology*                            9,100           183
Intel                                                  189,280         3,869
International Rectifier*                                   400            11
Intersil*                                                1,700            47
IBM                                                     13,300         1,228
IXYS*                                                   13,100            78

The accompanying notes are an integral part of the financial statements.


(62      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
JDS Uniphase*                                           15,300       $    97
Juniper Networks*                                       20,360           197
Keane*                                                   2,100            29
KLA Tencor*                                             12,500           395
Lexmark International Group, Cl A*                       4,700           210
Linear Technology                                       12,680           416
Mercury Interactive*                                     6,800           129
Mettler-Toledo International*                            3,300           139
Micrel*                                                  2,600            52
Microchip Technology*                                    3,800           102
Micron Technology*                                      56,680         1,067
Microsoft*                                             150,765         7,715
Millipore                                                6,650           352
Motorola                                                42,300           660
Network Appliance*                                      30,100           205
Nokia, ADR Cl A                                         62,520           978
Nortel Networks                                         89,260           501
Novellus Systems*                                       10,200           291
Nvidia*                                                  4,400           121
Oracle Systems*                                        103,560         1,303
PeopleSoft*                                              8,900           161
Photronics*                                              9,800           181
Plexus*                                                  1,300            31
PMC - Sierra*                                           10,900           112
Polycom*                                                 8,900           217
Powerware Technologies*                                  1,700            20
QUALCOMM*                                               31,510         1,498
Rational Software*                                       7,300            63
Retek*                                                   3,200            40
RF Micro Devices*                                        3,100            51
SCI Systems*                                            27,300           491
Seachange International*                                 4,100            72
Secure Computing*                                        5,400            53
Semtech*                                                 1,900            54
Siebel Systems*                                         27,530           358
Speechworks International*                               7,600            37
Stellent*                                                2,800            40
Sun Microsystems*                                      106,990           885
SunGard Data Systems*                                   76,200         1,781
Symantec*                                                2,400            83
Synopsys*                                                2,200            88
Take-Two Interactive Software*                           7,100            50
Tech Data*                                               1,600            61
Texas Instruments                                       71,140         1,777
THQ*                                                     1,300            56
Three Five Systems*                                      2,100            33
TranSwitch*                                             13,300            41
TriQuint Semiconductor*                                 11,200           179
Ultratech Stepper*                                       3,500            42
VERITAS Software*                                       19,595           361
Virata*                                                  8,600            86
Vitria Technology*                                      17,000            35
Waters*                                                  3,500           125
Xcare.net*                                               1,800            22
Xilinx*                                                 16,360           385
Zoran*                                                   2,700            65
                                                                    --------
                                                                      44,637
                                                                    --------
MATERIALS - 1.2%
Alcoa                                                   25,000           775
Aracruz Celulose SA                                      8,100           120
Cabot                                                    1,500            60
Dow Chemical                                            38,800         1,271
Ferro                                                    4,400           102

BALANCED FUND (CONTINUED)

DESCRIPTION                                             SHARES   VALUE (000)
----------------------------------------------------------------------------
Georgia Gulf                                             3,200       $    51
International Paper                                     23,400           814
Martin Marietta Materials                                1,500            59
Massey Energy                                            4,300            63
OM Group                                                 1,500            83
Pharmacia                                               18,925           721
Praxair                                                 46,000         1,932
Sigma-Aldrich                                            1,000            45
Vulcan Materials                                        13,100           566
Weyerhaeuser                                            10,600           516
                                                                    --------
                                                                       7,178
                                                                    --------
TELECOMMUNICATION SERVICES - 3.0%
Airgate PCS*                                             6,350           282
Alamosa Holdings*                                        7,050            98
ALLTEL*                                                 20,700         1,200
Asia Global Crossing*                                   40,900            92
AT&T                                                    38,300           739
Bell South                                              28,400         1,180
Broadwing*                                              15,300           246
Global Crossing*                                        35,700            64
Nextel Communications, Cl A*                            83,700           723
Qwest Communications                                    81,330         1,358
SBC Communications                                      66,963         3,155
Sprint (PCS Group)*                                     81,820         2,151
Time Warner Telecommunications, Cl A*                    4,740            34
Verizon Communications                                  59,032         3,194
Western Wireless, Cl A*                                  1,700            57
Williams Communications Group*                          43,900            52
WorldCom - MCI Group*                                    1,329            20
WorldCom*                                              195,311         2,940
XO Communications*                                      56,900            23
                                                                    --------
                                                                      17,608
                                                                    --------
UTILITIES - 2.4%
AGL Resources                                            1,700            34
American Water Works                                     3,100           122
Aquila*                                                  8,500           185
Calpine*                                                90,400         2,066
Constellation Energy                                    31,000           750
DPL                                                      2,400            58
Duke Power                                              42,100         1,593
Dynegy                                                  22,600           783
El Paso                                                 41,600         1,728
Energy East                                              3,700            74
Enron                                                   67,300         1,833
Exelon                                                  27,500         1,227
FPL Group                                                9,500           509
Hawaiian Electric Industries                             1,100            43
National Fuel Gas                                        2,200            51
Northeast Utilities                                      4,500            84
NSTAR                                                    1,700            71
Potomac Electric Power                                   2,800            61
Public Service Company of New Mexico                     1,400            35
Reliant Resources*                                     161,300         2,608
SCANA                                                    3,500            89
TECO Energy                                              4,600           125
UtiliCorp United                                         1,300            36
The Williams Companies                                  10,600           289
                                                                    --------
                                                                      14,454
                                                                    --------
TOTAL COMMON STOCKS                                                  316,904
                                                                    --------
CONVERTIBLE PREFERRED STOCK - 0.0%
Enron                                                   10,000           266
                                                                    --------
TOTAL CONVERTIBLE PREFERRED STOCK                                        266
                                                                    --------


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      63)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                  PAR (000)    VALUE (000)
---------------------------------------------------------------------
CORPORATE OBLIGATIONS - 19.7%
ENERGY - 1.1%
Ashland
   7.900%, 08/05/06                             $  250        $   273
Atlantic Richfield
   8.500%, 04/01/12                                300            367
Consolidated Natural Gas
   7.250%, 10/01/04                              3,000          3,192
Dynegy
   7.450%, 07/15/06                              1,200          1,301
Enron
   7.625%, 09/10/04                                 50             54
Enron
   6.400%, 07/15/06                                500            516
Enserch
   6.250%, 01/01/03                                500            512
                                                              -------
                                                                6,215
                                                              -------
FINANCIALS - 9.6%
ABN AMRO Bank
   7.250%, 05/31/05                              1,250          1,350
Allstate
   7.200%, 12/01/09                                500            531
Associates Corporation of North America
   7.500%, 04/15/02                                150            153
   7.950%, 02/15/10                              2,500          2,775
Banco Santander Chile
   6.500%, 11/01/05                                475            489
Bank of America
   7.750%, 07/15/02                                350            363
   9.200%, 05/15/03                                185            202
   7.875%, 05/16/05                                500            552
   7.125%, 09/15/06                              2,000          2,177
Bank of Boston
   6.625%, 02/01/04                                925            977
Bank of New York
   7.875%, 11/15/02                                150            158
Bank of Oklahoma
   7.125%, 08/15/07                                300            311
Bank One
   6.875%, 08/01/06                                550            586
Bankers Trust
   8.125%, 05/15/02                              1,275          1,313
   7.500%, 11/15/15                                200            216
Bear Stearns
   6.450%, 08/01/02                                250            256
CIGNA
   7.400%, 01/15/03                              2,825          2,941
CIT Group
   5.570%, 12/08/03                                950            977
Citibank Credit Card
   Zero Coupon Bond, 08/15/06                    1,000            881
Citicorp
   9.500%, 02/01/02                                100            102
Citigroup
   9.500%, 03/01/02                              1,000          1,026
Compass Bancshares
   8.375%, 09/15/04                                400            437
Credit Suisse First Boston
   5.875%, 08/01/06                              1,500          1,537
Donaldson Lufkin Jenrett
   6.000%, 12/01/01                              1,000          1,005
   5.875%, 04/01/02                                200            202
   6.875%, 11/01/05                                800            854

BALANCED FUND (CONTINUED)

DESCRIPTION                                  PAR (000)    VALUE (000)
---------------------------------------------------------------------
Dresdner Bank - New York
   7.250%, 09/15/15                             $  800         $  846
First Bank
   6.625%, 05/15/03                                975          1,021
First Union National Bank
   7.875%, 02/15/10                              1,000          1,111
Goldman Sachs
   6.250%, 02/01/03                              1,900          1,954
Hartford Financial Services
   6.375%, 11/01/08                                205            206
Heller Financial
   8.000%, 06/15/05                                170            188
Household Finance
   8.000%, 05/09/05                              1,000          1,093
Household Netherlands
   6.200%, 12/01/03                                125            130
International Lease Financing
   8.375%, 12/15/04                                250            280
Key Bank
   7.000%, 02/01/11                              2,000          2,079
KeyCorp
   8.000%, 07/01/04                                730            791
Lehman Brothers Holdings
   8.750%, 05/15/02                                350            361
   6.500%, 10/01/02                              1,000          1,028
   7.800%, 07/07/05                                500            539
   7.500%, 09/01/06                                375            404
   7.875%, 08/15/10                              2,000          2,172
   8.500%, 08/01/15                                500            564
Merrill Lynch
   8.300%, 11/01/02                                225            236
   6.250%, 10/15/08                                200            204
   7.150%, 07/30/12, Callable 7/30/02 @ 100      1,100          1,125
   6.875%, 11/15/18                                925            931
Morgan Stanley Dean Witter
   8.875%, 10/15/01                                300            301
   5.625%, 01/20/04                                500            516
National Bank
   8.875%, 11/01/13                                250            308
National Westminster Bancorp
   9.375%, 11/15/03                                300            335
NCNB
   10.200%, 07/15/15                               750            974
Paine Webber Group
   7.750%, 09/01/02                                200            208
   7.875%, 02/15/03                                500            527
   8.875%, 03/15/05                                500            557
Principal Financial Group Australia 144A
   8.200%, 08/15/09                              1,800          2,012
Salomon
   7.500%, 02/01/03                                409            430
   6.750%, 02/15/03                                575            600
   7.000%, 06/15/03                                277            292
Salomon Smith Barney Holdings
   6.875%, 06/15/05                                700            741
   5.875%, 03/15/06                              1,500          1,542
Standard Federal Bancorp
   7.750%, 07/17/06                                250            273
USF&G
   7.125%, 06/01/05                                350            372
Wachovia
   6.605%, 10/01/25                              3,500          3,691

The accompanying notes are an integral part of the financial statements.


(64      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                  PAR (000)    VALUE (000)
---------------------------------------------------------------------
Washington Mutual
   7.500%, 08/15/06                             $  250         $  275
Wells Fargo Financial
   6.625%, 07/15/04                              1,200          1,281
Westdeutsche
   6.750%, 06/15/05                                400            427
   6.050%, 01/15/09                                900            909
Wharf Capital International
   8.875%, 11/01/04                                325            359
Zurich Capital Trust 144A,
 Callable 06/01/07 @ 104.19
   8.376%, 06/01/37                                365            358
                                                              -------
                                                               56,922
                                                              -------
GOVERNMENT AGENCY - 2.4%
FHLB
   5.375%, 05/15/06                              1,500          1,563
FHLMC
   5.950%, 01/19/06                              1,000          1,064
   5.750%, 04/15/08                              2,000          2,103
   6.625%, 09/15/09                              2,950          3,245
FNMA
   5.125%, 02/13/04                              1,000          1,039
   6.500%, 08/15/04                                500            539
   7.125%, 02/15/05                                250            277
   6.400%, 09/27/05                                500            542
   7.125%, 03/15/07                              2,000          2,257
   5.250%, 01/15/09                                500            510
   6.375%, 06/15/09                              1,000          1,087
   6.930%, 09/17/12                                250            267
                                                              -------
                                                               14,493
                                                              -------
MANUFACTURING - 2.3%
Boeing
   7.250%, 06/15/25                              2,250          2,205
Dow Chemical
   7.600%, 01/02/02                                 12             12
Ford Motor
   6.375%, 02/01/29                                250            203
Ford Motor Credit
   6.110%, 12/28/01                                200            201
   6.700%, 07/16/04                              1,000          1,029
   5.800%, 01/12/09                              3,000          2,812
General Motors Acceptance
   6.150%, 04/05/07                              3,000          2,997
General Motors Global Bond
   6.750%, 05/01/28                                750            658
Georgia-Pacific
   9.500%, 12/01/11                                300            326
   9.875%, 11/01/21                                300            314
   9.500%, 05/15/22                                100            103
Tenneco Packaging
   7.950%, 12/15//25                               425            394
TRW
   8.750%, 05/15/06                              1,000          1,094
   6.300%, 05/15/08                              1,000          1,001
                                                              -------
                                                               13,349
                                                              -------
SERVICE - 2.2%
Comcast Cable
   7.125%, 06/15/13                                750            777
Continental Cablevision
   8.875%, 09/15/05                                350            395

BALANCED FUND (CONTINUED)

DESCRIPTION                                  PAR (000)    VALUE (000)
---------------------------------------------------------------------
Continental Cablevision,
 Callable 08/01/05 @ 104.75
   9.500%, 08/01/13                             $1,000         $1,164
Dayton Hudson
   5.875%, 11/01/08                              3,000          2,999
Duty Free International
   7.000%, 01/15/04                              1,225          1,283
Fred Meyer
   7.450%, 03/01/08                                500            541
May Department Store
   7.900%, 10/15/07                              1,000          1,107
   9.875%, 06/15/21, Callable 10/09/01
   @ 104.56                                        300            315
News America Holdings
   10.125%, 10/15/12                               300            331
J.C. Penney
   9.750%, 06/15/21                                625            572
   8.250%, 08/15/22, Callable 8/15/02
   @ 103.87                                        500            418
Time Warner
   8.875%, 10/01/12                              2,025          2,360
Walt Disney
   5.250%, 11/10/03                              1,000          1,015
                                                              -------
                                                               13,277
                                                              -------
TRANSPORTATION - 0.6%
Air 2 Us
   10.127%, 10/01/20                               500            519
America West Airlines
   8.540%, 01/02/06                                439            447
   7.930%, 01/02/19                                634            591
Continental Airlines
   6.800%, 07/02/07                                167            162
FedEx
   9.650%, 06/15/12                                680            743
Northwest Airlines
   6.810%, 02/01/20                                940            882
Stagecoach Holdings
   8.625%, 11/15/09                                500            487
                                                              -------
                                                                3,831
                                                              -------
UTILITIES - 1.5%
British Telecommunications
   8.375%, 12/15/10                                150            165
CE Generation
   7.416%, 12/15/18                                958            874
Commonwealth Edison
   9.875%, 06/15/20                                900            996
Conectiv
   6.730%, 06/01/06                                225            235
FPL Group Capital
   7.625%, 09/15/06                                150            166
France Telecom
   7.750%, 03/01/11                                150            158
GTE South
   6.125%, 06/15/07                              2,000          2,096
Metronet Communications,
 Callable 6/15/03 @ 104.97, Step Coupon
   9.950%, 06/15/08                                300            141
ONEOK
   7.750%, 08/15/06                                125            137
PP&L Capital Funding
   8.375%, 06/15/07                                500            555
PSI Energy
   7.850%, 10/15/07                                750            820


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      65)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                  PAR (000)    VALUE (000)
---------------------------------------------------------------------
Rochester Telephone
   9.000%, 08/15/21                             $  400       $    265
US West Communications
   8.875%, 06/01/31                                575            614
Utilicorp United
   7.000%, 07/15/04                                350            365
Worldcom
   7.875%, 05/15/03                              1,000          1,046
                                                             --------
                                                                8,633
                                                             --------
TOTAL CORPORATE OBLIGATIONS                                   116,720
                                                             --------
MORTGAGE-BACKED OBLIGATIONS - 7.1%
U.S GOVERNMENT AGENCY
 MORTGAGE-BACKED SECURITIES - 5.3%
FHLB
   6.875%, 08/15/03                              1,000          1,066
   6.250%, 08/13/04                              3,000          3,227
FHLMC
   6.500%, 04/01/08                                176            184
   7.000%, 04/01/08                                127            133
   5.500%, 03/01/13                                864            874
FHLMC GOLD POOL #G01091
   7.000%, 12/01/29                              3,118          3,228
FHLMC GOLD POOL #G11006
   6.000%, 03/01/15                              3,177          3,248
FNMA
   6.000%, 03/01/16                              2,800          2,857
FNMA POOL # 424411
   5.500%, 03/01/06                              1,918          1,966
FNMA POOL #323681
   7.000%, 04/01/29                              1,518          1,570
FNMA POOL #323715
   6.000%, 05/01/29                              3,476          3,481
FNMA POOL #535006
   7.000%, 11/01/14                              2,261          2,355
GNMA POOL #506639
   7.000%, 04/15/29                              2,274          2,355
GNMA POOL #455516X
   7.500%, 09/15/27                                240            251
FHLMC GOLD #00960
   5.500%, 03/01/16                              3,375          3,381
GNMA
   6.000%, 03/01/03                                104            105
GNMA POOL #447728
   7.500%, 06/15/27                                213            223
GNMA II
   6.500%, 10/20/10                                199            208
Federal Farm Credit Bank Medium Term
 Note 5.750%, 09/01/05                             500            528
                                                             --------
                                                               31,240
                                                             --------
CMO MORTGAGE-BACKED
 OBLIGATIONS - 1.8%
FHLMC 1136, Cl H
   6.000%, 09/15/21                                238            246
FHLMC CMO 1606 H
   6.000%, 11/15/08                              3,150          3,279
FHLMC Series 1201, Cl E
   7.400%, 12/15/21                                156            161
FHLMC Series 85, Cl C
   8.600%, 01/15/21                                185            202

BALANCED FUND (CONTINUED)

DESCRIPTION                                  PAR (000)    VALUE (000)
---------------------------------------------------------------------
FNMA 1990-105, Cl J
   6.500%, 09/25/20                             $  160        $   167
FNMA 1990-89, Cl K
   6.500%, 07/25/20                                 32             34
FNMA 1993-210
   6.500%, 04/25/23                                750            791
FNMA 1996-21
   6.000%, 02/25/11                                333            348
FNMA 1993-50
   5.500%, 10/25/22                              5,000          5,035
FNMA CMO 1990-63, Cl H
   9.500%, 06/25/20                                173            193
FNMA GTD REMIC 1989-2, Cl D
   8.800%, 01/25/19                                 30             32
FNMA REMIC TR 1989-37
   8.000%, 07/25/19                                179            196
FNMA Series 1990-30
   6.500%, 03/25/20                                155            162
GNMA Series 3, Class F
   6.500%, 06/17/20                                 46             48
                                                             --------
                                                               10,894
                                                             --------
MORTGAGE BACKED VARIABLE RATE
 OBLIGATIONS - 0.0%
FNMA POOL #70009
   7.338%, 04/01/18                                166            168
                                                             --------
TOTAL MORTGAGE-BACKED OBLIGATIONS                              42,302
                                                             --------
U.S. TREASURY OBLIGATIONS - 14.4%
U.S. Treasury Bond
   6.000%, 08/15/09                              7,800          8,580
   9.25%, 02/15/16                              18,285         25,716
   7.500%, 11/15/16                              1,000          1,230
   8.125%, 05/15/21                              1,000          1,325
   8.125%, 08/15/21                              1,000          1,327
   8.000%, 11/15/21                             14,600         18,874
   7.125%, 02/15/23                              3,000          3,629
   6.875%, 08/15/25                              4,000          4,742
U.S. Treasury Note
   7.250%,08/15/04                               2,250          2,492
   6.875%, 05/15/06                              2,000          2,253
   6.625%, 05/15/07                              3,700          4,166
U.S. Treasury Bond Strip Prin Pmt
   0%, 11/15/04                                 10,280          9,198
   0%, 08/15/05                                  2,000          1,726
                                                             --------
TOTAL U.S. TREASURY OBLIGATIONS                                85,258
                                                             --------
PRIVATE CMO MORTGAGE-BACKED
 SECURITIES - 0.6%
FIXED RATE
General Electric Capital Mortgage
 1994-17A6
   7.000%, 5/25/24                               2,675          2,863
Merrill Lynch Mortgage Investors
   6.310%, 11/15/26                              1,031          1,069
                                                             --------
TOTAL PRIVATE CMO MORTGAGE-BACKED SECURITIES                    3,932
                                                             --------

ASSET-BACKED SECURITIES - 1.5%
AUTOS - 1.0%
 Chase Manhattan Auto Owner Trust
   6.600%, 03/15/02                                 47             47
Ford Credit Auto Owner
   5.120%, 10/15/04                              2,500          2,570

The accompanying notes are an integral part of the financial statements.


(66      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                           PAR (000)/SHARES    VALUE (000)
---------------------------------------------------------------------
Halt 1999-A Cl A5
   6.650%, 07/15/05                           $    500        $   511
Union Acceptance 98-B-A5
   6.020%, 01/09/06                              3,000          3,109
                                                             --------
                                                                6,237
                                                             --------
HOME EQUITY - 0.5%
Contimortgage 1997-5 Cl A5
   6.630%, 12/15/20                                700            727
Contimortgage
   7.120%, 08/15/28                                424            442
GE Capital Mortgage Services
   7.300%, 02/25/25                                200            205
Green Tree Financial
   7.120%, 04/15/27                                196            203
Saxon Asset Securities 1998
   7.325%, 01/25/12                                759            774
                                                             --------
                                                                3,078
                                                             --------
TOTAL ASSET-BACKED SECURITIES                                   9,315
                                                             --------
CONVERTIBLE CORPORATE BONDS - 0.1%
Charter Communications
   4.750%, 06/01/06                                157            118
Ciena
   3.750%, 02/01/08                                120             71
Corning
   0.000%, 11/08/15                                260            144
                                                             --------
TOTAL CORPORATE CONVERTIBLE BONDS                                 333
                                                             --------
U.S. GOVERNMENT AGENCY BACKED
 OBLIGATIONS - 1.4%
YANKEE OBLIGATIONS - 0.7%
Ford Capital BV
   9.875%, 05/15/02                                325            335
   9.500%, 06/01/10                                150            172
Norsk Hydro
   9.000%, 04/15/12                                400            481
Newcourt Credit
   6.875%, 02/16/05                              3,000          3,185
                                                             --------
                                                                4,173
                                                             --------
INTERNATIONAL/YANKEE - 0.7%
Hydro-Quebec
   11.750%, 02/01/12                               350            510
Hydron-Quebec, Callable 01/15/03 @ 100
   9.750%, 01/15/18                                500            532
Korea Electric Power
   7.750%, 04/01/13                                290            311
   6.750%, 08/01/27                                200            209
Kingdom of Sweden
   11.125%, 06/01/15                               150            206
Midland Bank
   6.950%, 03/15/11                                950            985
TransCanada Pipelines
   9.125%, 04/20/06                              1,000          1,146
                                                             --------
                                                                3,899
                                                             --------
TOTAL U.S. GOVERNMENT AGENCY BACKED OBLIGATIONS                 8,072
                                                             --------
FOREIGN GOVERNMENT BOND - 0.0%
Israel Trust
   9.250%, 11/15/01 (A)                             36             37
                                                             --------
TOTAL FOREIGN GOVERNMENT BOND                                      37
                                                             --------
MONEY MARKET FUNDS - 0.6%
SHORT TERM MONEY MARKET FUND - 0.1%
Lindner Government Money Market Fund           850,000            850
                                                             --------

BALANCED FUND (CONCLUDED)

DESCRIPTION                                     SHARES    VALUE (000)
---------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 0.5%
First American Prime Obligations Fund (B)    2,796,996       $  2,797
                                                             --------
TOTAL MONEY MARKET FUNDS                                        3,647
                                                             --------
TOTAL INVESTMENTS - 98.9%
   (Cost $590,682)                                            586,059
                                                             --------
OTHER ASSETS AND LIABILITIES, NET - 1.1% (C)                    6,542
                                                             --------
NET ASSETS:
Portfolio capital                                            $645,487
Undistributed net investment income                               418
Accumulated net realized loss on investments                  (48,681)
Net unrealized depreciation of investments                     (4,623)
                                                             --------
TOTAL NET ASSETS - 100.0%                                    $592,601
                                                             --------
CLASS A:
Net asset value and redemption price per share
 (net assets of $127,589,370 and 13,424,418 shares
 of capital stock issued and outstanding) (G)                $   9.50
Maximum sales charge of 5.50%                                    0.55
                                                             --------
Offering price per share (D)                                 $  10.05
                                                             --------
CLASS B:
Net asset value and offering price per share
 (net assets of $47,150,082 and 4,994,827 shares
 of capital stock issued and outstanding) (E)(G)             $   9.44
                                                             --------
CLASS C:
Net asset value per share (net assets of $2,351,099
 and 247,870 shares of capital stock issued and
 outstanding) (E)(G)                                         $   9.49
Maximum sales charge of 1.00%                                    0.10
                                                             --------
Offering price per share (F)                                 $   9.59
                                                             --------
CLASS S:
Net asset value, offering price and redemption
 price per share (net assets of $39,527,170 and
 4,160,114 shares of capital stock issued and
 outstanding) (G)                                            $   9.50
                                                             --------
CLASS Y:
Net asset value, offering price and redemption
 price per share (net assets of $375,983,024 and
 39,462,084 shares of capital stock issued and
 outstanding) (G)                                            $   9.53
                                                             --------

*Non-income producing security

(A)Security is guaranteed by the U.S. Government.

(B)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(C)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

     Collateral received for securities loaned, at value   $ 218,635
     Payable upon return of securities loaned              $(218,635)

(D)The offering price is calculated by dividing the net assets value by 1 minus the maximum sales charge of 5.50%.

(E)Class B and Class C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F)The offering price is calculated by dividing the net assets value by 1 minus the maximum sales charge of 1.00%.

(G)$.0001 par value and 2 billion authorized shares

ADR - American Depositary Receipt
Cl - Class
CMO - Collateralized Mortgage Obligation
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     67)

STATEMENTS OF OPERATIONS in thousands

                                                             LARGE CAP     LARGE CAP                  LARGE CAP
                                                           GROWTH FUND    VALUE FUND                  CORE FUND
                                                          ------------   -----------    -----------------------
                                                               10/1/00       10/1/00       11/1/00      11/1/99
                                                                    to            to            to           to
                                                               9/30/01       9/30/01       9/30/01     10/31/00
-------------------------------------------------------   ------------   -----------    ----------    ---------
INVESTMENT INCOME:
Interest                                                     $   2,139     $   2,788     $   1,826    $   1,302
Dividends                                                        4,978        22,361         2,564        1,929
Less: Foreign taxes withheld                                       (17)          (98)           (2)          --
Securities lending                                                 296           291            43           --
-------------------------------------------------------      ---------     ---------     ---------    ---------
TOTAL INVESTMENT INCOME                                          7,396        25,342         4,431        3,231
=======================================================      =========     =========     =========    =========
EXPENSES:
Investment advisory fees                                         6,989         9,205         2,899        2,836
Administrator and fund accounting fees                           1,127         1,484           516          479
Transfer agent fees                                                368           574           160           74
Custodian fees                                                     299           394            51           69
Directors' fees                                                     10            13             2            7
Registration fees                                                   10            13            46           58
Professional fees                                                   30            40            49           44
Printing                                                            60            79            75           37
Other                                                               15            21             9            7
Distribution and shareholder servicing fees - Class A              346           306           105          129
Distribution and shareholder servicing fees - Class B              260           467            29           13
Shareholder servicing fees - Fund level                             --            --            --           --
Shareholder servicing fees - Class S                                --            --             8           --
Distribution fees - Class C                                        164            93            --           --
-------------------------------------------------------      ---------     ---------     ---------    ---------
TOTAL EXPENSES                                                   9,678        12,689         3,949        3,753
=======================================================      =========     =========     =========    =========
Less: Waiver of expenses                                          (925)       (1,297)         (169)         (22)
-------------------------------------------------------      ---------     ---------     ---------    ---------
TOTAL NET EXPENSES                                               8,753        11,392         3,780        3,731
=======================================================      =========     =========     =========    =========
Investment income (loss) - net                                  (1,357)       13,950           651         (500)
-------------------------------------------------------      ---------     ---------     ---------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND OPTIONS
WRITTEN - NET:
Net realized gain (loss) on investments                        (48,470)      (16,926)      (34,753)      43,914
Net realized gain on options written                                --            --            --           --
Net change in unrealized appreciation or depreciation
 of investments                                               (668,727)     (171,917)     (145,446)      25,284
Net change in unrealized appreciation or depreciation
 of options written                                                 --            --            --           --
-------------------------------------------------------      ---------     ---------     ---------    ---------
NET GAIN (LOSS) ON INVESTMENTS                                (717,197)     (188,843)     (180,199)      69,198
=======================================================      =========     =========     =========    =========
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                             $(718,554)    $(174,893)    $(179,548)   $  68,698
=======================================================      =========     =========     =========    =========

The accompanying notes are an integral part of the financial statements.


(68     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

              GROWTH &                  RELATIVE                   CAPITAL       EQUITY                  BALANCED
           INCOME FUND                VALUE FUND               GROWTH FUND  INCOME FUND                      FUND
----------------------    ----------------------    ----------------------  -----------    ----------------------
  11/1/00      11/1/99      11/1/00      12/1/99      11/1/00      12/1/99      10/1/00      11/1/00      11/1/99
       to           to           to           to           to           to           to           to           to
  9/30/01     10/31/00      9/30/01     10/31/00      9/30/01     10/31/00      9/30/01      9/30/01     10/31/00
---------    ---------    ---------    ---------    ---------    ---------  -----------    ---------    ---------

$   2,372    $   1,649    $     334    $     962    $     440    $     714    $     743    $   6,964    $   5,922
    9,307        8,945        8,900        9,391        1,663        2,261        8,005          981          738
       (8)          --          (83)          --           (4)          --           --           --           --
       68           --           --           --           24           --           52           45            5
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
   11,739       10,594        9,151       10,353        2,125        2,975        8,800        7,990        6,665
=========    =========    =========    =========    =========    =========    =========    =========    =========

    5,763        5,295        3,332        3,692        2,261        2,271        2,085        1,874        1,735
      962          855          572          651          349          413          327          382          340
      361          190          211          143          212           91          137          117           74
       79          113           41          123           32           76           89           46          106
        1            8            9            6            9            6            3            3            8
       46           53           39           28           51           31            3           68           37
       31           45           52           15           53           17            9           51           45
      153          105           76           43          102           41           18           68           37
       10           13           12           11            8           36           15            5            6
      430          461           88          112           11            1           57          133          135
      108           27          122           36          600          235          109           55           13
       --           --           --        1,230           --          758           --           --           --
      117           --           19           --            8           --           --           86           --
       --           --           --           --           --           --           43           --           --
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
    8,061        7,165        4,573        6,090        3,696        3,976        2,895        2,888        2,536
=========    =========    =========    =========    =========    =========    =========    =========    =========
     (221)         (41)         (48)        (498)        (304)        (303)        (458)        (167)        (144)
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
    7,840        7,124        4,525        5,592        3,392        3,673        2,437        2,721        2,392
=========    =========    =========    =========    =========    =========    =========    =========    =========
    3,899        3,470        4,626        4,761       (1,267)        (698)       6,363        5,269        4,273
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------



  (20,431)      85,495        6,186        4,418      (13,666)       8,295       34,974      (27,742)      32,738
       --           --           --           --          653          721           --           --           --

 (225,024)      (5,442)     (87,060)      (8,477)    (128,509)      16,005      (48,968)      (9,744)       5,378

       --           --           --           --          (32)          --           --           --           --
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
 (245,455)      80,053      (80,874)      (4,059)    (141,554)      25,021      (13,994)     (37,486)      38,116
=========    =========    =========    =========    =========    =========    =========    =========    =========

$(241,556)   $  83,523    $ (76,248)   $     702    $(142,821)   $  24,323    $  (7,631)   $ (32,217)   $  42,389
=========    =========    =========    =========    =========    =========    =========    =========    =========


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      69)

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                               LARGE CAP                  LARGE CAP
                                                                                             GROWTH FUND                 VALUE FUND
                                                                               -------------------------  -------------------------
                                                                                    10/1/00      10/1/99       10/1/00      10/1/99
                                                                                         to           to            to           to
                                                                                    9/30/01      9/30/00       9/30/01      9/30/00
                                                                               ------------  -----------  ------------  -----------
OPERATIONS:
Investment income (loss) - net                                                   $   (1,357)  $   (3,407)   $   13,950   $   15,073
Net realized gain (loss) on investments                                             (48,470)     134,538       (16,926)     118,158
Net realized gain (loss) on options written                                              --           --            --           --
Net change in unrealized appreciation or depreciation of investments               (668,727)     136,297      (171,917)    (101,122)
Net change in unrealized appreciation or depreciation of options written                 --           --            --           --
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
Net increase (decrease) in net assets resulting from operations                    (718,554)     267,428      (174,893)      32,109
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net (3):
  Class A                                                                                --           --        (1,040)      (1,273)
  Class B                                                                                --           --          (101)        (145)
  Class C                                                                                --           --           (19)          (9)
  Class S                                                                                --           --            --           --
  Class Y                                                                                --           --       (12,725)     (13,263)
Net realized gain on investments (4):
  Class A                                                                           (19,676)     (25,025)      (12,851)     (20,882)
  Class B                                                                            (3,619)      (3,205)       (4,647)      (7,299)
  Class C                                                                            (1,789)        (192)         (613)        (187)
  Class Y                                                                          (105,864)    (130,098)     (109,515)    (156,215)
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
Total distributions                                                                (130,948)    (158,520)     (141,511)    (199,273)
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
CAPITAL SHARE TRANSACTIONS(1):
Class A
  Proceeds from sales                                                                34,551       48,259        17,226       32,480
  Reinvestment of distributions                                                      18,276       23,087        13,117       20,538
  Payments for redemptions                                                          (54,251)     (47,999)      (44,963)     (71,108)
  Shares issued in connection with the acquisition of the Stellar/Mercantile
   Fund assets                                                                           --           --            --           --
  Shares issued in connection with the acquisition of the Firstar Fund assets            --           --            --           --
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
Increase (decrease) in net assets from Class A transactions                          (1,424)      23,347       (14,620)     (18,090)
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
Class B
  Proceeds from sales                                                                 5,614       17,153         3,257        4,965
  Reinvestment of distributions                                                       3,526        3,127         4,693        7,337
  Payments for redemptions                                                           (4,613)      (5,162)       (8,196)     (16,836)
  Shares issued in connection with the acquisition of the Stellar/Mercantile
   Fund assets                                                                           --           --            --           --
  Shares issued in connection with the acquisition of the Firstar Fund assets            --           --            --           --
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
Increase (decrease) in net assets from Class B transactions                           4,527       15,118          (246)      (4,534)
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
Class C
  Proceeds from sales                                                                11,240       16,991         7,663        5,590
  Reinvestment of distributions                                                       1,780          192           632          190
  Payments for redemptions                                                           (3,632)        (420)       (2,374)        (399)
  Shares issued in connection with the acquisition of the Firstar Fund assets            --           --            --           --
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
Increase in net assets from Class C transactions                                      9,388       16,763         5,921        5,381
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
Class S(2)
  Proceeds from sales                                                                    --           --            --           --
  Reinvestment of distributions                                                          --           --            --           --
  Payments for redemptions                                                               --           --            --           --
  Shares issued in connection with the acquisition of the Stellar/Mercantile
   Fund assets                                                                           --           --            --           --
  Shares issued in connection with the acquisition of the Firstar Fund assets            --           --            --           --
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
Increase in net assets from Class S transactions                                         --           --            --           --
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
Class Y(2)
  Proceeds from sales                                                               327,720      282,229       269,455      354,191
  Reinvestment of distributions                                                      51,487       43,249        87,684      101,147
  Payments for redemptions                                                         (205,925)    (168,652)     (300,433)    (473,352)
  Shares issued in connection with the acquisition of the Stellar/Mercantile
   Fund assets                                                                           --           --            --           --
  Shares issued in connection with the acquisition of the
   Santa Monica Common Trust Fund assets                                                 --       10,581            --           --
  Shares issued in connection with the acquisition of the Firstar Fund assets            --           --            --           --
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
Increase (decrease) in net assets from Class Y transactions                         173,282      167,407        56,706      (18,014)
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
Increase (decrease) in net assets from capital share transactions                   185,773      222,635        47,761      (35,257)
------------------------------------------------------------------------------   ----------   ----------    ----------   ----------
Total increase (decrease) in net assets                                            (663,729)     331,543      (268,643)    (202,421)
NET ASSETS AT BEGINNING OF PERIOD                                                 1,374,488    1,042,945     1,381,146    1,583,567
==============================================================================   ==========   ==========    ==========   ==========
NET ASSETS AT END OF PERIOD                                                      $  710,759   $1,374,488    $1,112,503   $1,381,146
==============================================================================   ==========   ==========    ==========   ==========
ACCUMULATED NET INVESTMENT INCOME (LOSS)                                         $       --   $       --    $      350   $      383
==============================================================================   ==========   ==========    ==========   ==========

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                              LARGE CAP
                                                                                                              CORE FUND
                                                                                 --------------------------------------
                                                                                    11/1/00       11/1/99       11/1/98
                                                                                         to            to            to
                                                                                    9/30/01      10/31/00      10/31/99
                                                                                 ----------    ----------    ----------
OPERATIONS:
Investment income (loss) - net                                                   $      651    $     (500)   $     (302)
Net realized gain (loss) on investments                                             (34,753)       43,914        18,890
Net realized gain (loss) on options written                                              --            --            --
Net change in unrealized appreciation or depreciation of investments               (145,446)       25,284        25,991
Net change in unrealized appreciation or depreciation of options written                 --            --            --
------------------------------------------------------------------------------   ----------    ----------    ----------
Net increase (decrease) in net assets resulting from operations                    (179,548)       68,698        44,579
------------------------------------------------------------------------------   ----------    ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net (3):
  Class A                                                                                (1)           --           (28)
  Class B                                                                                --            --            --
  Class C                                                                                --            --            --
  Class S                                                                                --            --            --
  Class Y                                                                                --            --          (237)
Net realized gain on investments (4):
  Class A                                                                            (5,730)       (2,451)       (4,421)
  Class B                                                                              (180)          (42)           --
  Class C                                                                                --            --            --
  Class Y                                                                           (37,412)      (15,710)      (23,343)
------------------------------------------------------------------------------   ----------    ----------    ----------
Total distributions                                                                 (43,323)      (18,203)      (28,029)
------------------------------------------------------------------------------   ----------    ----------    ----------
CAPITAL SHARE TRANSACTIONS(1):
Class A
  Proceeds from sales                                                                 4,047        11,023        13,457
  Reinvestment of distributions                                                       5,442         2,404         4,322
  Payments for redemptions                                                           (8,246)      (16,087)      (11,168)
  Shares issued in connection with the acquisition of the Stellar/Mercantile
   Fund assets                                                                        7,198            --            --
  Shares issued in connection with the acquisition of the Firstar Fund assets            --            --            --
------------------------------------------------------------------------------   ----------    ----------    ----------
Increase (decrease) in net assets from Class A transactions                           8,441        (2,660)        6,611
------------------------------------------------------------------------------   ----------    ----------    ----------
Class B
  Proceeds from sales                                                                 1,354         1,376           745
  Reinvestment of distributions                                                         175            40            --
  Payments for redemptions                                                             (458)         (750)          (24)
  Shares issued in connection with the acquisition of the Stellar/Mercantile
   Fund assets                                                                        1,949            --            --
  Shares issued in connection with the acquisition of the Firstar Fund assets            --            --            --
------------------------------------------------------------------------------   ----------    ----------    ----------
Increase (decrease) in net assets from Class B transactions                           3,020           666           721
------------------------------------------------------------------------------   ----------    ----------    ----------
Class C
  Proceeds from sales                                                                    --            --            --
  Reinvestment of distributions                                                          --            --            --
  Payments for redemptions                                                               --            --            --
  Shares issued in connection with the acquisition of the Firstar Fund assets            --            --            --
------------------------------------------------------------------------------   ----------    ----------    ----------
Increase in net assets from Class C transactions                                         --            --            --
------------------------------------------------------------------------------   ----------    ----------    ----------
Class S(2)
  Proceeds from sales                                                                 1,840            --            --
  Reinvestment of distributions                                                          --            --            --
  Payments for redemptions                                                           (1,949)           --            --
  Shares issued in connection with the acquisition of the Stellar/Mercantile
   Fund assets                                                                        4,274            --            --
  Shares issued in connection with the acquisition of the Firstar Fund assets            --            --            --
------------------------------------------------------------------------------   ----------    ----------    ----------
Increase in net assets from Class S transactions                                      4,165            --            --
------------------------------------------------------------------------------   ----------    ----------    ----------
Class Y(2)
  Proceeds from sales                                                               184,099       265,505       204,039
  Reinvestment of distributions                                                      30,075        12,621        18,176
  Payments for redemptions                                                         (124,828)     (289,538)     (127,316)
  Shares issued in connection with the acquisition of the Stellar/Mercantile
   Fund assets                                                                       82,317            --            --
  Shares issued in connection with the acquisition of the
   Santa Monica Common Trust Fund assets                                                 --            --            --
  Shares issued in connection with the acquisition of the Firstar Fund assets            --            --            --
------------------------------------------------------------------------------   ----------    ----------    ----------
Increase (decrease) in net assets from Class Y transactions                         171,663       (11,412)       94,899
------------------------------------------------------------------------------   ----------    ----------    ----------
Increase (decrease) in net assets from capital share transactions                   187,289       (13,406)      102,231
------------------------------------------------------------------------------   ----------    ----------    ----------
Total increase (decrease) in net assets                                             (35,582)       37,089       118,781
NET ASSETS AT BEGINNING OF PERIOD                                                   391,881       354,792       236,011
==============================================================================   ==========    ==========    ==========
NET ASSETS AT END OF PERIOD                                                      $  356,299    $  391,881    $  354,792
==============================================================================   ==========    ==========    ==========
ACCUMULATED NET INVESTMENT INCOME (LOSS)                                         $      636    $       (5)   $       (4)
==============================================================================   ==========    ==========    ==========

(1)See Note 4 in the notes to the financial statements for additional information.
(2)On September 24, 2001, Institutional Class and Class Y of Large Cap Core Fund, Growth and Income Fund, Relative Value Fund and Capital Growth Fund were redesignated as Class Y and Class S, respectively.
(3)Includes distributions in excess of net investment income of $351 for the period ended September 30, 2001 for the Equity Income Fund.
(4)Includes distributions in excess of net realized gains of $10,903, $622, $459, $1,930, $381, and $1,019 for the period ended September 30, 2001 for the Large Cap Value, Large Cap Core, Growth & Income, Capital Growth, Equity Income and Balanced Funds, respectively.

The accompanying notes are an integral part of the financial statements.


(70      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                              GROWTH &                                  RELATIVE                                   CAPITAL
                           INCOME FUND                                VALUE FUND                               GROWTH FUND
--------------------------------------    --------------------------------------    --------------------------------------
   11/1/00       11/1/99       11/1/98       11/1/00       12/1/99       12/1/98       11/1/00       12/1/99       12/1/98
        to            to            to            to            to            to            to            to            to
   9/30/01      10/31/00      10/31/99       9/30/01      10/31/00      11/30/99       9/30/01      10/31/00      11/30/99
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
$    3,899    $    3,470    $    6,818    $    4,626    $    4,761    $    3,714    $   (1,267)   $     (698)   $      212
   (20,431)       85,495        61,424         6,186         4,418          (704)      (13,666)        8,295        (1,646)
        --            --            --            --            --            --           653           721            --
  (225,024)       (5,442)       12,321       (87,060)       (8,477)       51,592      (128,509)       16,005        54,037
        --            --            --            --            --            --           (32)           --            --
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
  (241,556)       83,523        80,563       (76,248)          702        54,602      (142,821)       24,323        52,603
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------


      (622)         (443)       (1,524)         (320)         (347)         (307)           --            --           (67)
        (3)           --            (1)          (31)         (112)          (68)           --            --            --
        --            --            --            --            --            --            --            --            --
      (205)           --            --          (136)           --            --            --            --            --
    (3,426)       (2,544)       (5,308)       (4,523)       (4,550)       (3,536)           --            --          (397)

   (18,329)      (15,918)      (13,914)         (301)           --          (202)          (35)           --        (1,524)
      (381)         (174)           --          (110)           --           (33)       (2,742)           --            --
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
   (52,526)      (44,113)      (35,752)       (3,303)           --        (1,548)       (6,486)           --        (2,793)
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
   (75,492)      (63,192)      (56,499)       (8,724)       (5,009)       (5,694)       (9,263)           --        (4,781)
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------


    14,194        11,515        26,309         2,998         3,059         8,019        10,361         1,271            --
    18,343        16,227        15,257           607           338           500            33            --            --
   (30,893)      (43,862)      (44,599)       (6,427)      (14,897)      (10,113)         (555)          (51)           --

    39,469            --            --            --            --            --            --            --            --
        --            --            --            --            --            --            --            --            --
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
    41,113       (16,120)       (3,033)       (2,822)      (11,500)       (1,594)        9,839         1,220            --
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

     5,627         2,425         1,606         1,352         4,374         7,217         5,361        17,835        17,247
       382           172             1           141           111           100         2,706            --         1,586
    (2,558)         (557)          (36)       (2,499)       (3,112)       (1,894)      (20,732)      (15,602)      (10,956)

     8,272            --            --            --            --            --            --            --            --
        --            --            --            --            --            --            --            --            --
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
    11,723         2,040         1,571        (1,006)        1,373         5,423       (12,665)        2,233         7,877
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

        --            --            --            --            --            --            --            --            --
        --            --            --            --            --            --            --            --            --
        --            --            --            --            --            --            --            --            --
        --            --            --            --            --            --            --            --            --
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
        --            --            --            --            --            --            --            --            --
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

    20,079            --            --        39,284            --            --        15,649            --            --
       204            --            --           133            --            --            --            --            --
   (28,683)           --            --        (1,728)           --            --        (1,217)           --            --

    67,112            --            --            --            --            --            --            --            --
        --            --            --            --            --            --            --            --            --
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
    58,712            --            --        37,689            --            --        14,432            --            --
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

   201,909       128,142       151,499        65,681       102,464       107,617        56,423        65,691        62,374
    47,547        39,852        34,560         4,955         2,986         3,686         3,588            --         1,809
  (204,896)     (189,546)     (146,699)     (121,758)     (100,222)      (73,910)      (62,432)      (28,670)      (31,190)

   153,883            --            --            --            --            --            --            --            --

        --            --            --            --            --            --            --            --            --
        --            --            --            --            --            --            --            --            --
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
   198,443       (21,552)       39,360       (51,122)        5,228        37,393        (2,421)       37,021        32,993
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
   309,991       (35,632)       37,898       (17,261)       (4,899)       41,222         9,185        40,474        40,870
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
    (7,057)      (15,301)       61,962      (102,233)       (9,206)       90,130      (142,899)       64,797        88,692
   711,595       726,896       664,934       526,101       535,307       445,177       341,442       276,645       187,953
==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========
$  704,538    $  711,595    $  726,896    $  423,868    $  526,101    $  535,307    $  198,543    $  341,442    $  276,645
==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========
$      187    $    1,283    $      832    $       43    $      439    $      687    $       --    $       --    $       --
==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========

[WIDE TABLE CONTINUED FROM ABOVE]

                  EQUITY                                  BALANCED
             INCOME FUND                                      FUND
------------------------    --------------------------------------
   10/1/00       10/1/99       11/1/00       11/1/99       11/1/98
        to            to            to            to            to
   9/30/01       9/30/00       9/30/01      10/31/00      10/31/99
----------    ----------    ----------    ----------    ----------

$    6,363    $    6,507    $    5,269    $    4,273    $    4,649
    34,974        30,881       (27,742)       32,738        12,374
        --            --            --            --            --
   (48,968)       (1,467)       (9,744)        5,378        (3,281)

----------    ----------    ----------    ----------    ----------
    (7,631)       35,921       (32,217)       42,389        13,742
----------    ----------    ----------    ----------    ----------


      (499)         (355)       (1,041)         (884)         (953)
      (163)         (122)          (63)          (14)           (3)
       (72)          (27)           --            --            --
        --            --          (783)           --            --
    (6,119)       (6,079)       (3,486)       (3,330)       (3,692)

    (5,284)       (1,377)       (8,185)       (2,820)       (1,908)
    (2,404)         (762)         (350)          (42)           --
    (1,226)         (129)           --            --            --
   (57,265)      (23,576)      (24,476)       (9,415)       (6,088)
----------    ----------    ----------    ----------    ----------
   (73,032)      (32,427)      (38,384)      (16,505)      (12,644)
----------    ----------    ----------    ----------    ----------


    12,934         7,332         4,908         4,930         6,468
     4,177         1,307         9,021         3,692         2,840
    (7,234)       (7,386)      (10,124)      (13,973)      (15,607)

        --            --         7,777            --            --
       971            --        77,909            --            --
----------    ----------    ----------    ----------    ----------
    10,848         1,253        89,491        (5,351)       (6,299)
----------    ----------    ----------    ----------    ----------

     3,888         1,911         3,038         1,538           649
     2,524           838           398            55             2
    (2,933)       (3,457)         (959)          (88)          (14)

        --            --         1,600            --            --
       777            --        40,562            --            --
----------    ----------    ----------    ----------    ----------
     4,256          (708)       44,639         1,505           637
----------    ----------    ----------    ----------    ----------

     7,719         1,201            --            --            --
     1,292           150            --            --            --
    (1,596)         (605)           (1)           --            --
        --            --         2,261            --            --
----------    ----------    ----------    ----------    ----------
     7,415           746         2,260            --            --
----------    ----------    ----------    ----------    ----------

        --            --        18,848            --            --
        --            --           783            --            --
        --            --       (20,708)           --            --

        --            --        42,631            --            --
       305            --         4,589            --            --
----------    ----------    ----------    ----------    ----------
       305            --        46,143            --            --
----------    ----------    ----------    ----------    ----------

    93,503        31,895        41,615        74,157        57,953
    20,989         3,772        27,497        12,490         9,563
   (93,006)     (113,948)      (49,275)     (124,078)      (75,558)

        --            --        14,572            --            --

        --            --            --            --            --
    39,223            --       226,479            --            --
----------    ----------    ----------    ----------    ----------
    60,709       (78,281)      260,888       (37,431)       (8,042)
----------    ----------    ----------    ----------    ----------
    83,533       (76,990)      443,421       (41,277)      (13,704)
----------    ----------    ----------    ----------    ----------
     2,870       (73,496)      372,820       (15,393)      (12,606)
   308,920       382,416       219,781       235,174       247,780
==========    ==========    ==========    ==========    ==========
$  311,790    $  308,920    $  592,601    $  219,781    $  235,174
==========    ==========    ==========    ==========    ==========
$     (291)   $      139    $      418    $      408    $      368
==========    ==========    ==========    ==========    ==========


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      71)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                                  REALIZED AND
                      NET ASSET                     UNREALIZED     DIVIDENDS
                          VALUE             NET       GAINS OR      FROM NET   DISTRIBUTIONS
                      BEGINNING      INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                      OF PERIOD   INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
                    -----------   -------------   ------------    ----------   -------------
LARGE CAP GROWTH FUND
Class A
 2001(4)              $  21.55        $ (0.04)       $ (10.11)      $    --        $ (2.07)
 2000                    19.75          (0.09)           4.87            --          (2.98)
 1999                    16.25           0.02            5.39         (0.03)         (1.88)
 1998                    17.63           0.09           (0.02)        (0.09)         (1.36)
 1997                    13.63           0.09            4.28         (0.10)         (0.27)
Class B
 2001(4)              $  20.93        $ (0.14)       $  (9.76)      $    --        $ (2.07)
 2000                    19.38          (0.22)           4.75            --          (2.98)
 1999                    16.06           0.07            5.13            --          (1.88)
 1998                    17.47           0.03           (0.05)        (0.03)         (1.36)
 1997                    13.57           0.01            4.18         (0.02)         (0.27)
Class C
 2001(4)              $  21.30        $ (0.14)       $  (9.95)      $    --        $ (2.07)
 2000                    19.67          (0.09)           4.70            --          (2.98)
 1999(2)                 18.56           0.01            1.11         (0.01)            --
Class S
 2001(3)(4)           $   9.07        $    --        $   0.26       $    --        $    --
Class Y
 2001(4)              $  21.73        $ (0.01)       $ (10.21)      $    --        $ (2.07)
 2000                    19.84          (0.04)           4.91            --          (2.98)
 1999                    16.30           0.02            5.46         (0.06)         (1.88)
 1998                    17.64           0.13            0.02         (0.13)         (1.36)
 1997                    13.66           0.12            4.26         (0.13)         (0.27)
-------               --------        -------        --------       -------        -------
LARGE CAP VALUE FUND
Class A
 2001(4)              $  20.59        $  0.16        $  (2.67)      $ (0.16)       $ (1.94)
 2000                    23.12           0.17            0.22         (0.17)         (2.75)
 1999                    22.39           0.19            4.44         (0.20)         (3.70)
 1998                    28.74           0.29           (2.59)        (0.29)         (3.76)
 1997                    22.59           0.33            7.90         (0.32)         (1.76)
Class B
 2001(4)              $  20.30        $  0.02        $  (2.63)      $ (0.04)       $ (1.94)
 2000                    22.87           0.05            0.18         (0.05)         (2.75)
 1999                    22.21           0.07            4.36         (0.07)         (3.70)
 1998                    28.55           0.13           (2.58)        (0.13)         (3.76)
 1997                    22.50           0.18            7.81         (0.18)         (1.76)
Class C
 2001(4)              $  20.51        $  0.02        $  (2.65)      $ (0.04)       $ (1.94)
 2000                    23.09           0.06            0.17         (0.06)         (2.75)
 1999(2)                 22.79           0.08            0.30         (0.08)            --
Class S
 2001(3)(4)           $  15.32        $    --        $   0.65       $    --        $    --
Class Y
 2001(4)              $  20.64        $  0.21        $  (2.68)      $ (0.21)       $ (1.94)
 2000                    23.17           0.23            0.21         (0.22)         (2.75)
 1999                    22.42           0.25            4.46         (0.26)         (3.70)
 1998                    28.75           0.35           (2.57)        (0.35)         (3.76)
 1997                    22.60           0.39            7.90         (0.38)         (1.76)
-------               --------        -------        --------       -------        -------

(1)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(2)Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized, except total return.

(3)Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

(4)Per share data calculated using average shares outstanding method.

The accompanying notes are an integral part of the financial statements.


(72      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                 RATIO OF        RATIO OF NET
                                                              RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
 NET ASSET                                       RATIO OF       INVESTMENT        AVERAGE   (LOSS) TO AVERAGE
     VALUE                      NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS          NET ASSETS   PORTFOLIO
    END OF           TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
    PERIOD      RETURN (1)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)            WAIVERS)        RATE
-----------    -----------    ------------    -----------    -------------    -----------    ----------------   ---------


  $  9.33         (51.45)%     $   85,443         1.05%           (0.32)%         1.14%            (0.41)%           77%
    21.55          25.74          208,556         1.05            (0.45)          1.14             (0.54)            47
    19.75          36.00          168,153         1.05            (0.05)          1.14             (0.14)            57
    16.25           0.61          140,948         1.05             0.56           1.11              0.50             38
    17.63          32.69           12,017         1.05             0.57           1.14              0.48             34

  $  8.96         (51.79)%     $   17,976         1.80%           (1.06)%         1.89%            (1.15)%           77%
    20.93          24.84           36,272         1.80            (1.20)          1.89             (1.29)            47
    19.38          34.99           19,011         1.80            (0.83)          1.89             (0.92)            57
    16.06           0.09           11,177         1.80            (0.20)          1.86             (0.26)            38
    17.47          31.42            9,487         1.80            (0.18)          1.89             (0.27)            34

  $  9.14         (51.78)%     $   13,177         1.80%           (1.04)%         1.89%            (1.13)%           77%
    21.30          24.89           17,538         1.80            (1.20)          1.89             (1.29)            47
    19.67           6.04              962         1.80            (1.09)          1.89             (1.18)            57

  $  9.33           2.87%      $       --         0.00%            0.00%          0.00%             0.00%            77%

  $  9.44         (51.31)%     $  594,163         0.80%           (0.06)%         0.89%            (0.15)%           77%
    21.73          26.13        1,112,122         0.80            (0.20)          0.89             (0.29)            47
    19.84          36.36          854,819         0.80             0.20           0.89              0.11             57
    16.30           1.07          680,143         0.80             0.82           0.86              0.76             38
    17.64          32.75          681,151         0.80             0.77           0.89              0.68             34
  -------         ------       ----------         ----            -----           ----             -----             --


  $ 15.98         (13.72)%     $   94,064         1.05%            0.88%          1.15%             0.78%            64%
    20.59           0.92          138,146         1.05            (0.45)          1.13             (0.53)            68
    23.12          21.93          177,251         1.05             0.82           1.15              0.72             61
    22.39          (8.77)         170,529         1.05             1.21           1.13              1.13             74
    28.74          38.82           50,381         1.05             1.14           1.14              1.05             57

  $ 15.71         (14.42)%     $   38,108         1.80%            0.13%          1.90%             0.03%            64%
    20.30           0.17           49,662         1.80            (1.20)          1.88             (1.28)            68
    22.87          21.07           61,711         1.80             0.07           1.90             (0.03)            61
    22.21          (9.37)          56,259         1.80             0.41           1.88              0.33             74
    28.55          37.71           53,420         1.80             0.39           1.89              0.30             57

  $ 15.90         (14.36)%     $   10,141         1.80%            0.12%          1.90%             0.02%            64%
    20.51           0.17            6,551         1.80            (1.20)          1.88             (1.28)            68
    23.09           1.65            1,398         1.80             0.00           1.90             (0.10)            61

  $ 15.97           4.24%      $       --         0.00%            0.00%          0.00%             0.00%            64%

  $ 16.02         (13.53)%     $  970,190         0.80%            1.13%          0.90%             1.03%            64%
    20.64           1.17        1,186,787         0.80            (0.20)          0.88             (0.28)            68
    23.17          22.28        1,343,207         0.80             1.07           0.90              0.97             61
    22.42          (8.47)       1,253,845         0.80             1.40           0.88              1.32             74
    28.75          39.13        1,095,262         0.80             1.39           0.89              1.30             57
  -------         ------       ----------         ----            -----           ----             -----             --


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      73)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                                  REALIZED AND
                      NET ASSET                     UNREALIZED     DIVIDENDS
                          VALUE             NET       GAINS OR      FROM NET   DISTRIBUTIONS
                      BEGINNING      INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                      OF PERIOD   INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
                     ----------   -------------   ------------    ----------   -------------
LARGE CAP CORE FUND(7)
Class A
 2001(1)(2)           $  43.33        $ (0.01)       $ (14.00)      $    --        $  (4.88)
 2000(2)                 37.96          (0.15)           7.55            --           (2.03)
 1999(2)                 35.72          (0.12)           6.42         (0.02)          (4.04)
 1998(2)                 35.27          (0.02)           5.66         (0.02)          (5.17)
 1997                    30.32          (0.05)           6.30            --           (1.30)
Class B
 2001(1)(2)           $  42.80        $ (0.22)       $ (13.76)      $    --        $  (4.88)
 2000(2)                 37.78          (0.47)           7.52            --           (2.03)
 1999(2)(3)              36.92          (0.29)           1.15            --              --
Class C
 2001(2)(4)           $  23.75        $    --        $   0.69       $    --        $     --
Class S
 2001(2)(5)           $  35.53        $ (0.01)       $ (11.07)      $    --        $     --
Class Y
 2001(1)(2)           $  44.00        $  0.06        $ (14.25)      $    --        $  (4.88)
 2000(2)                 38.42          (0.04)           7.65            --           (2.03)
 1999(2)                 36.05          (0.02)           6.47         (0.04)          (4.04)
 1998(2)                 35.48           0.07            5.70         (0.03)          (5.17)
 1997                    30.43           0.04            6.31            --           (1.30)
-------               --------        -------        --------       -------        --------
GROWTH & INCOME FUND(8)
Class A
 2001(1)(2)           $  47.40        $  0.12        $ (11.48)      $ (0.12)       $  (4.76)
 2000(2)                 46.06           0.14            5.21         (0.11)          (3.90)
 1999                    44.41           0.29            4.92         (0.35)          (3.21)
 1998                    39.24           0.36            6.55         (0.35)          (1.39)
 1997                    33.07           0.37            8.92         (0.39)          (2.73)
Class B
 2001(1)              $  47.12        $  0.01        $ (11.50)      $ (0.01)       $  (4.76)
 2000(2)                 46.03          (0.22)           5.21            --           (3.90)
 1999(2)(3)              44.64           0.02            1.40         (0.03)             --
Class C
 2001(2)(4)           $  29.98        $    --        $   1.19       $    --        $     --
Class S
 2001(2)(5)           $  40.86        $  0.10        $  (9.68)      $ (0.14)       $     --
Class Y
 2001(1)(2)           $  47.47        $  0.20        $ (11.49)      $ (0.21)       $  (4.76)
 2000(2)                 46.12           0.26            5.21         (0.22)          (3.90)
 1999                    44.46           0.41            4.92         (0.46)          (3.21)
 1998                    39.28           0.47            6.55         (0.45)          (1.39)
 1997                    33.08           0.46            8.94         (0.47)          (2.73)
-------               --------        -------        --------       -------        --------

(1)Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return.
(2)Per share data calculated using average shares outstanding method.
(3)Class B shares have been offered since March 1, 1999. All ratios for the period have been annualized, except total return.
(4)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.
(5)Class S shares have been offered since November 27, 2000. All ratios for the period have been annualized, except total return.
(6)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(7)The financial highlights for the Large Cap Core Fund as set forth herein include the historical financial highlights of the Firstar Large Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Large Cap Core Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Large Cap Core Fund were exchanged for Class A shares of the First American Large Cap Core Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.
(8)The financial highlights for the Growth and Income Fund as set forth herein include the historical financial highlights of the Firstar Growth and Income Fund. The assets of the Firstar Fund were acquired by the First American Growth and Income Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Growth and Income Fund were exchanged for Class A shares of the First American Growth and Income Fund,
   (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.

The accompanying notes are an integral part of the financial statements.


(74      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                 RATIO OF        RATIO OF NET
                                                              RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
 NET ASSET                                       RATIO OF       INVESTMENT        AVERAGE   (LOSS) TO AVERAGE
     VALUE                      NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS          NET ASSETS   PORTFOLIO
    END OF           TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
    PERIOD      RETURN (6)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)            WAIVERS)        RATE
----------    ------------    ------------    -----------    -------------    -----------   -----------------   ---------
 $  24.44         (35.83)%      $ 34,330          1.20%           (0.04)%         1.24%            (0.08)%           40%
    43.33          19.92          51,232          1.20            (0.35)          1.21             (0.36)            60
    37.96          17.92          47,238          1.19            (0.31)          1.20             (0.32)            59
    35.72          18.58          38,213          1.14            (0.05)          1.21             (0.12)            52
    35.27          21.30          25,043          1.14            (0.16)          1.21             (0.23)            62

 $  23.94         (36.28)%      $  2,954          1.93%           (0.79)%         1.97%            (0.83)%           40%
    42.80          19.06           1,483          1.95            (1.10)          1.96             (1.11)            60
    37.78           2.33             722          1.96            (1.17)          1.97             (1.18)            59

 $  24.44           2.95%       $     --          0.00%            0.00%          0.00%             0.00%            40%

 $  24.45         (31.16)%      $  2,802          1.18%           (0.03)%         1.22%            (0.07)%           40%

 $  24.93         (35.70)%      $316,213          0.94%            0.20%          0.98%             0.16%            40%
    44.00          20.24         339,166          0.95            (0.10)          0.96             (0.11)            60
    38.42          18.18         306,832          0.94            (0.06)          0.95             (0.07)            59
    36.05          18.89         197,798          0.89             0.20           0.96              0.13             52
    35.48          21.56         181,650          0.89             0.09           0.96              0.02             62
 --------         ------        --------          ----            -----           ----             -----             --


 $  31.16         (26.33)%      $150,323          1.19%            0.35%          1.22%             0.32%            51%
    47.40          12.54         183,049          1.19             0.31           1.20              0.30             89
    46.06          11.78         194,089          1.17             0.74           1.18              0.73             62
    44.41          18.08         190,331          1.12             0.86           1.19              0.79             49
    39.24          30.47         128,070          1.12             1.09           1.19              1.02             31

 $  30.86         (26.79)%      $ 11,613          1.93%           (0.43)%         1.96%            (0.46)%           51%
    47.12          11.69           3,718          1.94            (0.44)          1.95             (0.45)            89
    46.03           3.19           1,550          1.94             0.05           1.94              0.05             62

 $  31.17           3.94%       $     --          0.00%            0.00%          0.00%             0.00%            51%

 $  31.14         (23.50)%      $ 44,821          1.17%            0.31%          1.20%             0.28%            51%

 $  31.21         (26.15)%      $497,781          0.93%            0.59%          0.96%             0.56%            51%
    47.47          12.83         524,828          0.94             0.56           0.95              0.55             89
    46.12          12.04         531,257          0.92             0.99           0.93              0.98             62
    44.46          18.35         474,603          0.87             1.11           0.94              1.04             49
    39.28          30.83         366,020          0.87             1.34           0.94              1.27             31
 --------         ------        --------          ----            -----           ----             -----             --


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      75)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                                     REALIZED AND
                        NET ASSET                      UNREALIZED     DIVIDENDS
                            VALUE              NET       GAINS OR      FROM NET   DISTRIBUTIONS
                        BEGINNING       INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                        OF PERIOD    INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
                       ----------    -------------   ------------    ----------   -------------
RELATIVE VALUE FUND(8)
Class A
 2001(1)(10)            $  28.87        $  0.21        $  (4.55)      $ (0.23)       $ (0.21)
 2000(2)                   29.10           0.20           (0.22)        (0.21)            --
 1999                      26.26           0.10            3.01         (0.16)         (0.11)
 1998                      23.48           0.11            3.66         (0.17)         (0.82)
 1997(3)                   19.03           0.67            4.45         (0.28)         (0.39)
Class B
 2001(1)(10)            $  28.78        $  0.04        $  (4.54)      $ (0.06)       $ (0.21)
 2000(2)                   29.09           0.20           (0.30)        (0.21)            --
 1999                      26.28           0.16            2.94         (0.18)         (0.11)
 1998(12)                  26.01           0.14            0.24         (0.11)            --
Class C
 2001(4)(10)            $  23.27        $    --        $   0.82       $    --        $    --
Class S
 2001(5)(10)            $  28.11        $  0.19        $  (3.99)      $ (0.25)       $    --
Class Y
 2001(1)(10)            $  28.91        $  0.27        $  (4.56)      $ (0.29)       $ (0.21)
 2000(2)                   29.12           0.26           (0.19)        (0.28)            --
 1999                      26.27           0.23            2.96         (0.23)         (0.11)
 1998                      23.49           0.18            3.65         (0.23)         (0.82)
 1997(3)                   22.67           0.08            0.81         (0.07)            --
-------                 --------        -------        --------       -------        -------
CAPITAL GROWTH FUND(9)
Class A
 2001(1)(10)            $  25.92        $ (0.09)       $ (10.44)      $    --        $ (0.71)
 2000(2)(11)               26.95          (0.03)          (1.00)           --             --
Class B
 2001(1)(10)            $  25.92        $ (0.21)       $ (10.41)      $    --        $ (0.71)
 2000(2)                   23.89          (0.10)           2.13            --             --
 1999                      19.52          (0.04)           4.88         (0.02)         (0.45)
 1998                      17.17           0.02            3.32         (0.03)         (0.96)
 1997                      15.17           0.19            2.97         (0.14)         (1.02)
Class C
 2001(4)                $  14.32        $    --        $   0.36       $    --        $    --
Class S
 2001(6)                $  24.01        $ (0.08)       $  (9.24)      $    --        $    --
Class Y
 2001(1)                $  26.01        $ (0.05)       $ (10.48)      $    --        $ (0.71)
 2000(2)                   23.90          (0.03)           2.14            --             --
 1999                      19.51           0.07            4.83         (0.06)         (0.45)
 1998                      17.18           0.06            3.30         (0.07)         (0.96)
 1997                      16.46           0.03            0.73         (0.04)            --
-------                 --------        -------        --------       -------        -------

 (1)Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return.
 (2)Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31.
 (3)Commenced operations on August 18, 1997. All ratios for the period have been annualized, except total return.
 (4)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.
 (5)Class S shares have been offered since November 27, 2000. All ratios for the period have been annualized, except total return.
 (6)Class S shares have been offered since December 11, 2000. All ratios for the period have been annualized, except total return.
 (7)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
 (8)The financial highlights for the Relative Value Fund as set forth herein include the historical financial highlights of the Firstar Relative Value Fund. The assets of the Firstar Fund were acquired by the First American Relative Value Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Relative Value Fund were exchanged for Class A shares of the First American Relative Value Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.
 (9)The financial highlights for the Capital Growth Fund as set forth herein include the historical financial highlights of the Firstar Large Cap Growth Fund. The assets of the Firstar Fund were acquired by the First American Capital Growth Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Large Cap Growth Fund were exchanged for Class A shares of the First American Capital Growth Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.
(10)Per share data calculated using average shares outstanding method.
(11)Class A shares have been offered since March 31, 2000. All ratios for the period have been annualized, except total return.
(12)Class B shares have been offered since March 31, 1998. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.


(76      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                               RATIO OF        RATIO OF NET
                                                            RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
 NET ASSET                                      RATIO OF      INVESTMENT        AVERAGE   (LOSS) TO AVERAGE
     VALUE                     NET ASSETS    EXPENSES TO   INCOME (LOSS)     NET ASSETS          NET ASSETS    PORTFOLIO
    END OF           TOTAL         END OF        AVERAGE      TO AVERAGE     (EXCLUDING          (EXCLUDING     TURNOVER
    PERIOD      RETURN (7)   PERIOD (000)     NET ASSETS      NET ASSETS       WAIVERS)            WAIVERS)         RATE
----------    ------------   ------------    -----------   -------------    -----------   -----------------   ----------
 $  24.09         (15.16)%      $ 33,288          1.22%           0.84%           1.23%             0.83%            4%
    28.87          (0.07)         42,853          1.36            0.75            1.46              0.65             7
    29.10          11.89          54,825          1.30            0.52            1.46              0.36            11
    26.26          16.67          50,925          1.29            0.70            1.49              0.50            26
    23.48          27.69          37,748          1.01            1.40            1.21              1.20            18

 $  24.01         (15.72)%      $ 12,081          1.91%           0.16%           1.92%             0.15%            4%
    28.78          (0.35)         15,537          1.36            0.75            1.46              0.65             7
    29.09          11.84          14,278          1.30            0.57            1.46              0.41            11
    26.28           1.50           7,847          1.04            0.95            1.24              0.75            26

 $  24.09           3.57%       $     --          0.00%           0.00%           0.00%             0.00%            4%

 $  24.06         (13.53)%      $ 34,004          1.20%           0.92%           1.21%             0.91%            4%

 $  24.12         (14.95)%      $344,495          0.97%           1.09%           0.98%             1.08%            4%
    28.91           0.25         467,711          1.11            1.00            1.21              0.90             7
    29.12          12.20         466,203          1.05            0.77            1.21              0.61            11
    26.27          16.95         386,405          1.04            0.95            1.24              0.75            26
    23.49           3.93         312,056          1.00            1.35            1.20              1.15            18
 --------         ------        --------          ----           -----            ----             -----            --


 $  14.68         (41.57)%      $  8,598          1.39%          (0.55)%          1.56%            (0.72)%          38%
    25.92          (3.82)          1,177          1.40           (0.75)           1.49             (0.84)           35

 $  14.59         (41.97)%      $ 46,103          2.07%          (1.19)%          2.19%            (1.31)%          38%
    25.92           8.50         100,689          1.38           (0.40)           1.48             (0.50)           35
    23.89          25.26          90,468          1.36           (0.08)           1.52             (0.24)           28
    19.52          20.76          66,478          1.34            0.12            1.54             (0.08)           48
    17.17          22.65          45,025          1.09            0.86            1.29              0.66            60

 $  14.68           2.58%       $     --          0.00%           0.00%           0.00%             0.00%           38%

 $  14.69         (38.82)%      $ 11,881          1.39%          (0.55)%          1.60%            (0.76)%          38%

 $  14.77         (41.46)%      $131,961          1.14%          (0.27)%          1.26%            (0.39)%          38%
    26.01           8.83         239,576          1.13           (0.15)           1.23             (0.25)           35
    23.90          25.61         186,177          1.11            0.17            1.27              0.01            28
    19.51          20.91         121,475          1.09            0.37            1.29              0.17            48
    17.18           4.59         109,087          1.06            0.68            1.26              0.48            60
 --------         ------        --------          ----           -----            ----             -----            --


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      77)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                                  REALIZED AND
                      NET ASSET                     UNREALIZED     DIVIDENDS
                          VALUE             NET       GAINS OR      FROM NET   DISTRIBUTIONS
                      BEGINNING      INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                      OF PERIOD   INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
                     ----------   -------------   ------------    ----------   -------------
EQUITY INCOME FUND
Class A
 2001(2)              $  16.29        $  0.29         $ (0.74)      $ (0.32)       $ (3.39)
 2000                    15.94           0.28            1.45         (0.28)         (1.10)
 1999                    15.70           0.36            1.15         (0.37)         (0.90)
 1998                    15.69           0.41            0.86         (0.41)         (0.85)
 1997                    12.65           0.40            3.40         (0.41)         (0.35)
Class B
 2001(2)              $  16.24        $  0.18         $ (0.75)      $ (0.21)       $ (3.39)
 2000                    15.90           0.18            1.44         (0.18)         (1.10)
 1999                    15.65           0.24            1.16         (0.25)         (0.90)
 1998                    15.62           0.30            0.87         (0.29)         (0.85)
 1997                    12.61           0.29            3.37         (0.30)         (0.35)
Class C
 2001(2)              $  16.28        $  0.18         $ (0.76)      $ (0.22)       $ (3.39)
 2000                    15.93           0.19            1.44         (0.18)         (1.10)
 1999(1)                 16.62           0.21           (0.70)        (0.20)            --
Class S
 2001(2)(3)           $  11.57        $  0.01         $  0.54       $    --        $    --
Class Y
 2001(2)              $  16.37        $  0.33         $ (0.76)      $ (0.35)       $ (3.39)
 2000                    16.00           0.32            1.47         (0.32)         (1.10)
 1999                    15.74           0.40            1.17         (0.41)         (0.90)
 1998                    15.70           0.46            0.88         (0.45)         (0.85)
 1997                    12.66           0.43            3.40         (0.44)         (0.35)
-------               --------        -------         -------       -------        -------
BALANCED FUND (9)
Class A
 2001(2)(5)           $  13.83        $  0.18         $ (2.24)      $ (0.20)       $ (2.07)
 2000                    12.39           0.23            2.12         (0.22)         (0.69)
 1999                    12.30           0.20            0.49         (0.20)         (0.40)
 1998                    12.57           0.23            0.77         (0.24)         (1.03)
 1997                    11.54           0.24            1.73         (0.24)         (0.70)
Class B
 2001(2)(5)           $  13.75        $  0.17         $ (2.29)      $ (0.13)       $ (2.06)
 2000                    12.33           0.13            2.11         (0.14)         (0.68)
 1999(4)                 12.37           0.07           (0.04)        (0.07)            --
Class C
 2001(2)(7)           $   9.29        $    --         $  0.20       $    --        $    --
Class S
 2001(2)(6)           $  11.27        $  0.18         $ (1.74)      $ (0.21)       $    --
Class Y
 2001(2)(5)           $  13.87        $  0.16         $ (2.20)      $ (0.23)       $ (2.07)
 2000                    12.43           0.26            2.13         (0.26)         (0.69)
 1999                    12.32           0.24            0.49         (0.23)         (0.39)
 1998                    12.59           0.26            0.77         (0.27)         (1.03)
 1997                    11.55           0.27            1.73         (0.27)         (0.69)
-------               --------        -------         -------       -------        -------

(1)Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized, except total return.
(2)Per share data calculated using average shares outstanding method.
(3)Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.
(4)Class B shares have been offered since March 1, 1999.
(5)Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30.
(6)Class S shares have been offered since November 27, 2000. All ratios for the period have been annualized, except total return.
(7)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.
(8)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(9)The financial highlights for the Balanced Fund as set forth herein include the historical financial highlights of the Firstar Balanced Growth Fund. The assets of the Firstar Fund were acquired by the First American Balanced Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Balanced Growth Fund were exchanged for Class A shares of the First American Balanced Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and
   (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the Balanced Fund and Firstar Balanced Growth Fund. Firstar Balanced Growth Fund is the accounting survivor.

The accompanying notes are an integral part of the financial statements.


(78      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                             RATIO OF        RATIO OF NET
                                                          RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
 NET ASSET                                    RATIO OF      INVESTMENT        AVERAGE   (LOSS) TO AVERAGE
     VALUE                    NET ASSETS   EXPENSES TO       INCOME TO     NET ASSETS          NET ASSETS   PORTFOLIO
    END OF         TOTAL          END OF       AVERAGE         AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
    PERIOD    RETURN (8)    PERIOD (000)    NET ASSETS      NET ASSETS       WAIVERS)            WAIVERS)        RATE
----------   -----------    ------------   -----------    ------------    -----------   -----------------  ----------
 $  12.13        (3.89)%      $ 24,557          1.00%           1.97%          1.15%             1.82%            33%
    16.29        11.11          20,607          1.00            1.69           1.14              1.55             36
    15.94         9.74          18,970          1.00            2.01           1.13              1.88             35
    15.70         8.38          11,018          1.00            2.58           1.12              2.46             14
    15.69        31.16           7,276          1.00            2.96           1.17              2.79             39

 $  12.07        (4.64)%      $ 11,516          1.75%           1.20%          1.90%             1.05%            33%
    16.24        10.35          10,366          1.75            0.95           1.89              0.81             36
    15.90         9.10          10,971          1.75            1.34           1.88              1.21             35
    15.65         7.77           8,570          1.75            1.81           1.87              1.69             14
    15.62        30.06           6,619          1.75            2.19           1.92              2.02             39

 $  12.09        (4.74)%      $  8,028          1.75%           1.20%          1.90%             1.05%            33%
    16.28        10.41           2,511          1.75            0.88           1.89              0.74             36
    15.93        (3.02)          1,700          1.76            0.65           1.88              0.53             35

 $  12.12         4.75%       $    328          1.23%           4.08%          1.42%             3.89%            33%

 $  12.20        (3.71)%      $267,361          0.75%           2.21%          0.90%             2.06%            33%
    16.37        11.46         275,436          0.75            1.99           0.89              1.85             36
    16.00        10.10         350,775          0.75            2.38           0.88              2.25             35
    15.74         8.85         359,588          0.75            2.81           0.87              2.69             14
    15.70        31.45         369,919          0.75            3.12           0.92              2.95             39
 --------       ------        --------          ----            ----           ----              ----             --


 $   9.50       (17.03)%      $127,590          1.22%           1.96%          1.28%             1.90%            54%
    13.83        19.46          54,380          1.22            1.66           1.28              1.60             79
    12.39         5.56          53,807          1.18            1.59           1.25              1.52             69
    12.30         8.60          59,657          1.00            1.91           1.24              1.67             56
    12.57        18.07          44,026          1.00            2.06           1.25              1.81             70

 $   9.44       (17.64)%      $ 47,150          1.93%           1.22%          1.99%             1.16%            54%
    13.75        18.77           2,243          1.97            0.91           2.03              0.85             79
    12.33         0.25             630          1.97            0.87           2.03              0.81             69

 $   9.49         2.15%       $  2,351          0.94%           2.20%          0.94%             2.20%            54%

 $   9.50       (14.03)%      $ 39,527          1.22%           1.94%          1.28%             1.88%            54%

 $   9.53       (16.84)%      $375,983          0.97%           2.21%          1.04%             2.14%            54%
    13.87        19.94         163,158          0.97            1.91           1.03              1.85             79
    12.43         5.87         180,737          0.93            1.84           1.00              1.77             69
    12.32         8.83         188,123          0.75            2.16           0.99              1.92             56
    12.59        18.39         164,382          0.75            2.31           1.00              2.06             70
 --------       ------        --------          ----            ----           ----              ----             --


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      79)

STATEMENTS OF NET ASSETS September 30, 2001

MID CAP GROWTH FUND

DESCRIPTION                                     SHARES     VALUE (000)
----------------------------------------------------------------------
COMMON STOCKS - 93.1%
CONSUMER DISCRETIONARY - 18.3%
American Eagle Outfitters*                     119,050         $ 2,369
Autonation*                                    134,000           1,178
Barnes & Noble*                                 85,100           3,072
Bed Bath & Beyond*                             138,550           3,528
Best Buy*                                      108,650           4,938
BJ's Wholesale Club*                            55,600           2,647
D.R. Horton                                     83,650           1,745
Dardeen Restaurants                             63,150           1,658
Entercom Communications*                        49,650           1,688
Family Dollar Stores                           157,500           4,334
Harley-Davidson                                 38,200           1,547
Harrahs Entertainment*                         114,000           3,079
Hasbro                                          81,700           1,144
J.C. Penney                                    186,100           4,076
Johnson Controls                                23,150           1,510
Krispy Kreme Doughnuts*                         71,200           2,108
Mohawk Industries*                              47,800           1,757
Office Depot*                                  176,500           2,400
Park Place Entertainment*                      206,750           1,516
Radio One, Cl D*                               145,100           1,674
Reebok International*                          164,600           3,407
Ross Stores                                     91,550           2,678
Starbucks*                                     127,850           1,910
Toys "R" Us*                                   119,850           2,065
USA Networks*                                  117,600           2,115
Westwood One*                                   90,200           2,007
                                                              --------
                                                                62,150
                                                              --------
CONSUMER STAPLES - 1.1%
Constellation Brands, Cl A*                     29,000           1,208
Rite Aid*                                      328,900           2,539
                                                              --------
                                                                 3,747
                                                              --------
ENERGY - 1.8%
Nabors Industries*                             105,150           2,205
Patterson-Uti Energy                           131,950           1,631
Valero Energy                                   64,900           2,278
                                                              --------
                                                                 6,114
                                                              --------
FINANCIALS - 9.2%
Ambac Financial Group                           33,150           1,814
AmeriCredit*                                    50,900           1,610
Arthur J. Gallagher                             29,800             987
Commerce Bancorp NJ                             21,400           1,455
Conseco*                                       214,100           1,554
Dime Bancorp*                                  226,300              57
Eaton Vance                                     64,850           2,033
Host Marriott                                  179,700           1,267
Huntington Bancshares                           96,250           1,666
Instinet Group*                                189,500           1,855
Investors Financial Services                    19,150           1,104
Metris Companies                                62,500           1,547
North Fork Bancorp                              40,200           1,196
Sovereign Bancorp                              186,900           1,776
Stilwell Financial                              87,100           1,698
TCF Financial                                  130,650           6,018
XL Capital LTD, Cl A                            20,600           1,627
Zions Bancorporation                            38,400           2,061
                                                              --------
                                                                31,325
                                                              --------

MID CAP GROWTH FUND (CONTINUED)

DESCRIPTION                                     SHARES     VALUE (000)
----------------------------------------------------------------------
HEALTHCARE - 26.3%
Andrx Group*                                    47,150         $ 3,061
Applera                                         94,850           2,314
Biomet                                         122,400           3,580
Caremark Rx*                                    95,500           1,593
Cephalon*                                       37,150           1,853
CYTYC*                                          66,600           1,786
Enzon*                                          14,800             755
First Health Group*                            207,800           6,105
Forest Laboratories, Cl A*                      30,400           2,193
Genzyme*                                        95,600           4,342
Gilead Sciences*                                53,500           3,005
Guidant*                                       154,750           5,958
Health Management Associates, Cl A*            256,650           5,328
HealthSouth*                                   155,550           2,529
Human Genome Sciences*                          52,900           1,635
IDEC Pharmaceuticals*                           81,750           4,052
Invitrogen*                                     30,600           2,012
IVAX*                                           99,300           2,202
King Pharmaceuticals*                           73,598           3,087
Lincare Holdings*                               63,150           1,678
Manor Care*                                    126,700           3,560
Medimmune*                                      69,550           2,478
Millennium Pharmaceuticals*                    101,250           1,798
Omnicare                                        64,200           1,431
Patterson Dental*                               74,150           2,733
Protein Design Labs*                            78,050           3,686
Quest Diagnostics*                              33,150           2,045
St. Jude Medical*                               44,150           3,022
Stryker                                         59,200           3,132
Teva Pharmaceutical, ADR                        50,950           3,080
Watson Pharmaceuticals*                         60,700           3,321
                                                              --------
                                                                89,354
                                                              --------
INDUSTRIALS - 7.7%
Allied Waste Industries*                       172,750           2,203
Apollo Group*                                   63,950           2,688
Bisys Group*                                    51,700           2,741
Cendant*                                       221,100           2,830
Certegy*                                        54,475           1,414
ChoicePoint*                                    46,350           1,930
CSX                                             63,100           1,988
Equifax                                        104,300           2,284
Fiserv*                                         98,850           3,381
Precision Castparts                             84,700           1,880
Skywest                                         51,900             868
Valassis Communication*                         56,800           1,813
                                                              --------
                                                                26,020
                                                              --------
INFORMATION TECHNOLOGY - 24.0%
Advanced Fibre Communications*                  72,350           1,057
Affiliated Computer Services, Cl A*             25,050           2,039
Agere Systems*                                 729,150           3,011
Altera*                                        173,650           2,844
Amdocs*                                         41,000           1,093
Amphenol, Cl A                                  31,350           1,089
Applied Micro Circuits*                        295,150           2,063
Arrow Electronics*                              46,000             960
Autodesk                                        57,800           1,853
AVX                                             90,350           1,470
Axcelis Technologies*                          170,800           1,614
BMC Software*                                  119,950           1,523
Broadcom*                                       94,450           1,917

The accompanying notes are an integral part of the financial statements.


(80      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                     SHARES     VALUE (000)
----------------------------------------------------------------------
Cadence Design Systems*                         91,300        $  1,520
Conexant Systems*                              209,650           1,740
Cree*                                           92,450           1,366
Earthlink*                                     230,100           3,504
Intersil*                                       84,700           2,365
KLA-Tencor*                                     80,100           2,530
Lam Research*                                   56,400             956
Lexmark International Group, Cl A*              44,950           2,010
Marvell Technology Group*                       97,150           1,394
McDATA, Cl A*                                  173,850           1,459
Microchip Technologies*                         68,150           1,826
National Semiconductor*                         99,200           2,187
Novellus Systems*                               86,050           2,458
Nvidia*                                         53,450           1,468
Openwave Systems*                              164,850           2,102
PeopleSoft*                                     53,850             971
Peregrine Systems*                             128,250           1,620
Powerwave Technologies*                        221,850           2,645
Rational Software*                             158,950           1,377
RF Micro Devices*                              157,450           2,615
Sanmina*                                       144,300           1,960
SunGard Data Systems*                          250,650           5,858
Synopsys*                                       65,800           2,639
Thermo Electron*                               113,400           2,047
UTStarcom*                                     153,750           2,499
VeriSign*                                       46,100           1,932
Vignette*                                      430,250           1,523
Waters*                                         66,850           2,391
                                                              --------
                                                                81,494
                                                              --------
MATERIALS - 3.0%
Air Products & Chemicals                        58,850           2,270
Martin Marietta Materials                       86,250           3,373
Packaging Corporation of America*               92,000           1,421
Pactiv*                                        206,500           2,992
                                                              --------
                                                                10,056
                                                              --------
TELECOMMUNICATION SERVICES - 0.6%
Triton PCS Holdings*                            51,850           1,970
                                                              --------
                                                                 1,970
                                                              --------
UTILITIES - 1.1%
Kinder Morgan                                   79,600           3,917
                                                              --------
                                                                 3,917
                                                              --------
TOTAL COMMON STOCKS                                            316,139
                                                              --------
RELATED PARTY MONEY MARKET FUND - 6.0%
First American Prime Obligations Fund (A)   20,357,135          20,357
                                                              --------
TOTAL RELATED PARTY MONEY MARKET FUND                           20,357
                                                              --------
TOTAL INVESTMENTS - 99.1%
   (Cost $395,914)                                             336,504
                                                              --------
OTHER ASSETS AND LIABILITIES, NET - 0.9% (E)                     3,131
                                                              --------

MID CAP GROWTH FUND (CONCLUDED)

DESCRIPTION                                                VALUE (000)
----------------------------------------------------------------------
NET ASSETS:
Portfolio capital                                             $527,039
Accumulated net realized loss on investments                  (127,994)
Net unrealized depreciation of investments                     (59,410)
                                                              --------
TOTAL NET ASSETS - 100.0%                                     $339,635
                                                              --------
CLASS A:
Net asset value and redemption price per
 share (net assets of $102,836,791 and
 18,256,764 shares of capital stock
 issued and outstanding) (F)                                  $   5.63
Maximum sales charge of 5.50%                                     0.33
                                                              --------
Offering price per share (B)                                  $   5.96
                                                              --------
CLASS B:
Net asset value and offering price per
 share (net assets of $3,518,344 and
 650,555 shares of capital stock issued
 and outstanding) (C)(F)                                      $   5.41
                                                              --------
CLASS C:
Net asset value per share (net assets of
 $6,245,581 and 1,144,880 shares of
 capital stock issued and outstanding) (C)(F)                 $   5.46
Maximum sales charge of 1.00%                                     0.07
                                                              --------
Offering price per share (D)                                  $   5.52
                                                              --------
CLASS S:
Net asset value, offering price and
 redemption price per share (net assets
 of $10 and 2 shares of capital stock
 issued and outstanding) (F)                                  $   5.63
                                                              --------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets
 of $227,034,638 and 39,244,797 shares
 of capital stock issued and outstanding) (F)                 $   5.79
                                                              --------

*Non-income producing security

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(C)Class B and Class C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(E)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

     Collateral received for securities loaned, at value   $ 137,389
     Payable upon return of securities loaned              $(137,389)

(F)$.0001 par value and 2 billion authorized shares

ADR - American Depositary Receipt
Cl - Class


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      81)

STATEMENTS OF NET ASSETS September 30, 2001

MID CAP VALUE FUND

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
COMMON STOCKS - 96.2%
CONSUMER DISCRETIONARY - 12.7%
Autoliv                                             91,000        $ 1,432
Autozone*                                           71,000          3,682
Charter Communications*                             85,400          1,057
Delphi Automotive Systems                          251,700          2,957
Federated Department Stores*                       113,500          3,201
Hilton Hotels                                      282,800          2,220
Knight Ridder                                       28,700          1,603
Lear*                                               51,900          1,402
Mattel                                             216,900          3,397
New York Times, Cl A                                38,500          1,503
Nike, Cl B                                          90,100          4,218
Office Depot*                                      285,500          3,883
Park Place Entertainment*                          233,300          1,710
The Stanley Works                                   43,600          1,594
Tricon Global Restaurants*                          79,100          3,102
Venator Group*                                     236,200          3,602
                                                                  -------
                                                                   40,563
                                                                  -------
CONSUMER STAPLES - 8.6%
Albertson's                                        163,600          5,216
Archer-Daniels-Midland                             245,175          3,087
Avon Products                                       59,000          2,729
Clorox                                              89,700          3,319
ConAgra Foods                                      111,800          2,510
Coors (Adolph)                                      41,000          1,845
Hershey Foods                                       45,000          2,942
Pepsi Bottling                                      65,700          3,027
Suiza Foods*                                        45,500          2,873
                                                                  -------
                                                                   27,548
                                                                  -------
ENERGY - 5.6%
Apache                                              35,500          1,527
Equitable Resources                                 56,600          1,699
Kerr-McGee                                          56,500          2,933
National-Oilwell*                                  164,400          2,384
Phillips Petroleum                                  68,560          3,698
Smith International*                                41,900          1,525
USX-Marathon                                       145,300          3,887
                                                                  -------
                                                                   17,653
                                                                  -------
FINANCIALS - 23.3%
Ambac Financial Group                               60,400          3,304
AmSouth Bancorp                                    209,400          3,784
Apartment Investment & Management                   75,700          3,426
Bear Stearns                                        63,700          3,186
Boston Properties                                   88,800          3,386
City National                                       41,500          1,791
Comerica                                            67,800          3,756
Compass Bancshares                                 108,200          2,816
Equity Office Properties                           166,600          5,331
Franklin Resources                                  96,400          3,342
Golden West Financial                               50,600          2,940
Lincoln National                                    77,000          3,591
Marshall & Ilsley                                   67,000          3,798
MGIC Investment                                     36,100          2,359
National Commerce Financial                        136,900          3,573
Nationwide Financial Services, Cl A                 77,400          2,878
Phoenix Companies*                                 207,000          2,991
Progressive                                         26,300          3,522
Simon Property Group                               126,200          3,396

MID CAP VALUE FUND (CONTINUED)

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
SouthTrust                                         159,500        $ 4,062
St. Paul Companies                                  99,000          4,081
TCF Financial                                       74,500          3,431
                                                                  -------
                                                                   74,744
                                                                  -------
HEALTH CARE - 7.3%
Becton Dickinson                                   100,500          3,719
Boston Scientific*                                 133,300          2,733
Guidant*                                            60,100          2,314
Health Management Associates, Cl A*                124,300          2,580
Manor Care*                                         78,900          2,217
McKesson HBOC                                       88,500          3,344
Tenet Healthcare*                                   53,200          3,173
UnitedHealth Group                                  23,200          1,543
Watson Pharmaceuticals*                             29,100          1,592
                                                                  -------
                                                                   23,215
                                                                  -------
INDUSTRIALS - 12.9%
Convergys*                                          59,400          1,648
CSX                                                 66,900          2,107
Deere & Company                                     53,600          2,016
Delta Airlines                                      94,300          2,485
General Dynamics                                    43,000          3,798
H&R Block                                           66,000          2,545
ITT Industries                                     101,000          4,525
Masco                                              158,100          3,232
Norfolk Southern                                    87,900          1,417
Northrop Grumman                                    33,900          3,424
Parker Hannifin                                     57,900          1,986
Pitney Bowes                                        75,900          2,899
SPX*                                                39,200          3,250
Swift Transportation*                               92,300          1,634
Textron                                             35,800          1,203
York International                                 109,000          3,122
                                                                  -------
                                                                   41,291
                                                                  -------
INFORMATION TECHNOLOGY - 9.0%
ADC Telecommunications*                            502,900          1,755
Advanced Micro Devices*                            130,200          1,061
Agere Systems*                                     494,700          2,043
Arrow Electronics*                                  60,400          1,260
Avaya*                                             195,300          1,933
BMC Software*                                      154,500          1,962
Computer Sciences*                                  82,800          2,746
Harris                                              69,900          2,224
Intuit*                                            115,100          4,121
Microchip Technologies*                             58,600          1,570
NCR*                                                67,300          1,995
Novellus Systems*                                   32,800            937
PeopleSoft*                                         46,600            841
SunGard Data Systems*                              109,000          2,547
Sybase*                                            190,300          1,770
                                                                  -------
                                                                   28,765
                                                                  -------
MATERIALS - 5.1%
Air Products & Chemicals                            57,400          2,214
Lyondell Chemical                                  227,400          2,604
Nucor                                               75,100          2,981
OM Group                                            32,200          1,771
Rohm & Haas                                        102,200          3,348
Vulcan Materials                                    40,000          1,728
Westvaco                                            71,200          1,830
                                                                  -------
                                                                   16,476
                                                                  -------

The accompanying notes are an integral part of the financial statements.


(82      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 1.2%
Centurytel                                          51,200       $  1,715
United States Cellular*                             48,200          2,386
                                                                 --------
                                                                    4,101
                                                                 --------
UTILITIES - 10.5%
Cinergy                                             56,600          1,747
Consolidated Edison                                 94,600          3,852
Constellation Energy                                87,600          2,120
El Paso                                             41,400          1,720
First Energy                                        90,000          3,236
FPL Group                                           44,100          2,362
Kinder Morgan                                       68,600          3,376
Mirant*                                             49,800          1,091
Pinnacle West                                       96,200          3,819
PPL                                                 49,300          1,607
Public Service Enterprises                          57,800          2,459
Reliant Resources*                                  91,200          1,477
Xcel Energy                                        170,100          4,788
                                                                 --------
                                                                   33,654
                                                                 --------
TOTAL COMMON STOCKS                                               308,010
                                                                 --------
RELATED PARTY MONEY MARKET FUND - 3.7%
First American Prime Obligations Fund (A)       11,821,647         11,822
                                                                 --------
TOTAL RELATED PARTY MONEY MARKET FUND                              11,822
                                                                 --------
TOTAL INVESTMENTS - 99.9%
   (Cost $333,662)                                                319,832
                                                                 --------
OTHER ASSETS AND LIABILITIES, NET - 0.1%                              350
                                                                 --------

MID CAP VALUE FUND (CONCLUDED)

DESCRIPTION                                                   VALUE (000)
-------------------------------------------------------------------------
NET ASSETS:
Portfolio capital                                               $ 440,756
Undistributed net investment income                                   194
Accumulated net realized loss on investments                     (106,938)
Net unrealized depreciation of investments                        (13,830)
                                                                ---------
TOTAL NET ASSETS - 100.0%                                       $ 320,182
                                                                ---------
CLASS A:
Net asset value and redemption price per
 share (net assets of $13,582,984 and
 988,816 shares of capital stock issued
 and outstanding)(E)                                            $   13.74
Maximum sales charge of 5.50%                                        0.80
                                                                ---------
Offering price per share(B)                                     $   14.54
                                                                ---------
CLASS B:
Net asset value and offering price per
 share (net assets of $11,310,967 and
 845,702 shares of capital stock issued
 and outstanding)(C)(E)                                         $   13.37
                                                                ---------
CLASS C:
Net asset value per share (net assets of
 $3,311,943 and 242,902 shares of
 capital stock issued and outstanding)(C)(E)                    $   13.63
Maximum sales charge of 1.00%                                        0.14
                                                                ---------
Offering price per share(D)                                     $   13.77
                                                                ---------
CLASS S:
Net asset value, offering price and
 redemption price per share (net assets
 of $44,268 and 3,222 shares of capital
 stock issued and outstanding)(E)                               $   13.74
                                                                ---------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets
 of $291,931,685 and 21,197,518 shares
 of capital stock issued and outstanding)(E)                    $   13.77
                                                                ---------

*Non-income producing security

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(C)Class B and Class C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(E)$.0001 par value and 2 billion authorized shares

Cl - Class


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      83)

STATEMENTS OF NET ASSETS September 30, 2001

MID CAP CORE FUND

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
COMMON STOCKS - 91.4%
CONSUMER DISCRETIONARY - 15.6%
Abercrombie & Fitch*                               178,200        $ 3,135
Barnes & Noble*                                     62,600          2,260
BJ's Wholesale Club*                                90,830          4,324
Borders Group*                                      50,200            961
Brinker International*                              68,900          1,627
Catalina Marketing, Cl C*                           50,900          1,425
CDW Computer Centers*                              241,630          8,742
Charter Communications*                            474,660          5,876
Corinthian Colleges*                                82,685          2,787
Dollar General                                     462,150          5,411
Entercom Communications*                            40,300          1,370
Federal Signal                                      22,000            388
Gentex*                                             31,300            748
Gtech Holdings*                                     82,100          2,836
Insight Communications*                             81,400          1,498
Jones Apparel Group*                               119,400          3,044
Macrovision*                                       102,500          2,912
New York Times, Cl A                                62,700          2,447
Scholastic*                                        217,535          9,463
Toys "R" Us*                                       383,900          6,615
USA Networks*                                      401,000          7,210
Westwood One*                                       73,900          1,644
                                                                  -------
                                                                   76,723
                                                                  -------
CONSUMER STAPLES - 2.2%
Hormel Foods                                        92,500          2,185
Longs Drug Stores                                   32,300            879
McCormick & Company                                 30,975          1,419
Pepsi Americas                                     118,500          1,772
RJ Reynolds Tobacco Holdings                        23,300          1,331
Tyson Foods, Cl A                                  321,775          3,224
                                                                   ------
                                                                   10,810
                                                                   ------
ENERGY - 3.6%
Cal Dive International*                             73,100          1,218
Equitable Resources                                  8,700            261
Hanover Compressor*                                111,200          2,406
Helmerich & Payne                                    6,200            162
Murphy Oil                                          31,300          2,265
National - Oilwell*                                105,200          1,525
Noble Affiliates                                    27,200            843
Ocean Energy                                       109,550          1,786
Pioneer Natural Resources*                          72,200          1,027
Precision Drilling*                                 53,600          1,132
Talisman Energy                                     70,700          2,405
Ultramar Diamond Shamrock                           35,200          1,688
Valero Energy                                       30,825          1,082
                                                                   ------
                                                                   17,800
                                                                   ------
FINANCIALS - 19.7%
A.G. Edwards                                        35,500          1,246
Ambac Financial Group                              204,227         11,173
American Financial Group                            16,900            375
Arthur J. Gallagher                                325,600         11,022
Astoria Financial                                   27,800          1,647
Banknorth Group                                    182,650          4,077
Charter One Financial                               95,300          2,689
City National                                       20,500            885
Commercial Federal                                  13,400            325
Compass Bancshares                                  46,500          1,210
Dime Bancorp                                        40,900          1,608


MID CAP CORE FUND (CONTINUED)

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
Dime Bancorp Warrant*                              131,900        $    33
E*Trade Group*                                     233,425          1,412
Eaton Vance                                         84,000          2,633
Everest Re Group                                   152,145          9,844
Fidelity National Financial                         49,500          1,331
First Tennessee National*                           85,350          3,158
Golden West Financial                               44,300          2,574
GreenPoint Financial                                64,400          2,260
Investors Financial Services                        18,400          1,061
Legg Mason                                          26,500          1,054
M & T Bank                                          61,400          4,544
Marshall & Ilsley                                   25,400          1,440
Mercantile Bankshares                               39,700          1,576
MGIC Investment                                     12,200            797
National Commerce Financial                        127,995          3,341
North Fork Bancorp                                 108,175          3,217
Old Republic                                       353,065          9,254
Phoenix Companies*                                 209,950          3,034
Protective Life                                     97,120          2,817
SEI Investments                                     65,000          2,080
TCF Financial                                       35,700          1,644
The PMI Group                                       32,650          2,037
                                                                  -------
                                                                   97,398
                                                                  -------
HEALTH CARE - 16.7%
Edwards Lifesciences*                               51,400          1,151
First Health Group*                                 54,025          1,587
AmerisourceBergen*                                  30,100          2,136
Apogent Technologies*                               56,725          1,356
Appria Healthcare Group*                           163,750          4,241
Celgene*                                            76,900          2,033
Express Scripts*                                   108,710          6,014
Genzyme*                                           124,500          5,655
Gilead Sciences*                                    69,600          3,909
Health Management Associates, Cl A*                147,209          3,056
IDEC Pharmaceuticals*                              134,900          6,687
IVAX*                                              281,750          6,246
King Pharmaceuticals*                               97,349          4,084
Lincare Holdings*                                  138,120          3,670
Millennium Pharmaceuticals*                        145,800          2,589
Mylan Laboratories                                  99,000          3,229
Omnicare                                           138,900          3,032
Patterson Dental*                                   44,200          1,629
Protein Design Labs*                                22,900          1,082
Quest Diagnostics*                                  62,000          3,825
Renal Care Group*                                   70,050          2,156
Sepracor*                                           59,200          2,125
Trigon Healthcare*                                  26,600          1,742
Universal Health Services*                         191,500          9,345
                                                                  -------
                                                                   82,579
                                                                  -------
INDUSTRIALS - 5.0%
American Standard*                                  44,600          2,453
Apollo Group*                                       38,125          1,602
Bisys Group*                                        37,550          1,991
C.H. Robinson Worldwide*                            52,950          1,533
ChoicePoint*                                        38,700          1,612
DST Systems*                                        52,350          2,264
IMS Health                                          70,900          1,776
Level-3 Communications*                             16,100          1,408
Manpower                                            48,800          1,285
Pittston Brink's Group*                             38,500            697
Precision Castparts                                 34,000            755

The accompanying notes are an integral part of the financial statements.


(84      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
Rayovac*                                           100,200        $ 1,528
Shaw Group*                                         19,550            552
Skywest                                             96,300          1,610
SPX*                                                25,800          2,139
Valassis Communication*                             41,500          1,324
                                                                 --------
                                                                   24,529
                                                                 --------
INFORMATION TECHNOLOGY - 17.3%
Activision*                                        103,300          2,812
Adtran*                                             36,700            701
Affiliated Computer Services, Cl A*                 50,740          4,131
Amdocs*                                             34,300            914
Arrow Electronics*                                  63,900          1,333
Ascential Software*                                302,700            999
Atmel*                                             195,500          1,306
Avnet                                               69,325          1,261
Axciom*                                            474,600          4,461
Cadence Design System*                             168,600          2,807
Compuware*                                         159,500          1,329
Cree*                                               61,700            912
Cypress Semiconductor*                              96,725          1,437
Diebold                                             46,600          1,776
Electronic Arts*                                   109,600          5,005
Enterasys Networks*                                 95,600            617
Exar*                                              195,675          3,385
Harmonic Lightwaves*                               113,900            923
Harris                                              50,900          1,620
Integrated Circuit Systems*                         84,900          1,085
Integrated Device Technology*                       87,550          1,762
International Rectifier*                            10,000            272
Intersil*                                           39,700          1,108
Keane*                                              48,750            665
Mercury Interactive*                                25,200            480
Micrel*                                             59,100          1,179
Microchip Technology*                               82,800          2,219
Nvidia*                                            101,200          2,780
Plexus*                                             26,200            618
Polycom*                                           205,650          5,012
Powerwave Technologies*                             36,200            432
Rational Software*                                 160,400          1,389
Retek*                                              73,600            929
RF Micro Devices*                                   69,600          1,155
SCI Systems*                                       301,900          5,434
Semtech*                                            42,575          1,208
SunGard Data Systems*                              420,650          9,831
Symantec*                                           56,400          1,955
Synopsys*                                           49,600          1,989
Tech Data*                                          36,700          1,391
TriQuint Semiconductor*                            119,120          1,905
Waters*                                             79,000          2,826
                                                                 --------
                                                                   85,353
                                                                 --------
MATERIALS - 1.1%
Cabot                                               36,690          1,464
Martin Marietta Materials                           31,175          1,219
Sigma-Aldrich                                       29,475          1,332
Vulcan Materials                                    29,200          1,261
                                                                 --------
                                                                    5,276
                                                                 --------

MID CAP CORE FUND (CONTINUED)

DESCRIPTION                               PAR (000)/SHARES    VALUE (000)
-------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 1.4%
Alamosa Holdings*                                   68,400       $    947
Broadwing*                                         170,500          2,742
Time Warner Telecommunications, Cl A*              109,100            791
Western Wireless, Cl A*                             36,210          1,223
Williams Communications Group*                     801,475            946
                                                                 --------
                                                                    6,649
                                                                 --------
UTILITIES - 8.8%
AGL Resources                                       38,375            766
American Water Works                                65,700          2,595
Calpine*                                           273,100          6,229
Constellation Energy Group                         104,720          2,534
DPL                                                 48,100          1,170
Dynegy                                             255,550          8,855
Energy East                                         75,400          1,516
Hawaiian Electric Industries                        20,625            804
National Fuel Gas                                   48,600          1,119
Northeast Utilities                                 91,200          1,708
NSTAR                                               33,700          1,412
Potomac Electric Power                              58,535          1,285
Public Service Company of New Mexico                25,900            653
Reliant Resources*                                 453,515          7,341
Scana                                               70,000          1,777
Teco Energy                                         95,800          2,596
UtiliCorp United                                    29,350            822
                                                                 --------
                                                                   43,182
                                                                 --------
TOTAL COMMON STOCKS                                               450,299
                                                                 --------
U.S. TREASURY OBLIGATIONS - 0.3%
U.S. Treasury Bill
   Zero Coupon, 11/08/01                           $ 1,500          1,495
                                                                 --------
TOTAL U.S. TREASURY OBLIGATIONS                                     1,495
                                                                 --------
INVESTMENT COMPANIES - 4.5%
Midcap SPDR TR Unit Ser 1                          277,000         21,925
                                                                 --------
TOTAL INVESTMENT COMPANIES                                         21,925
                                                                 --------
RELATED PARTY MONEY MARKET FUND - 4.1%
First American Prime Obligations Fund (A)       20,011,926         20,012
                                                                 --------
TOTAL RELATED PARTY MONEY MARKET FUND                              20,012
                                                                 --------
TOTAL INVESTMENTS - 100.3%
   (Cost $519,095)                                                493,731
                                                                 --------
OTHER ASSETS AND LIABILITIES, NET - (0.3%) (E)                     (1,247)
                                                                 --------


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      85)

STATEMENTS OF NET ASSETS September 30, 2001

MID CAP CORE FUND (CONCLUDED)

DESCRIPTION                                                   VALUE (000)
-------------------------------------------------------------------------
NET ASSETS:
Portfolio capital                                                $534,322
Accumulated net investment loss                                        (5)
Accumulated net realized loss on investments                      (16,469)
Net unrealized depreciation of investments                        (25,364)
                                                                 --------
TOTAL NET ASSETS - 100.0%                                        $492,484
                                                                 --------
CLASS A:
Net asset value and redemption price per
 share (net assets of $82,042,954 and
 2,895,811 shares of capital stock issued
 and outstanding)(F)                                             $  28.33
Maximum sales charge of 5.50%                                        1.65
                                                                 --------
Offering price per share(B)                                      $  29.98
                                                                 --------
CLASS B:
Net asset value and offering price per
 share (net assets of $2,607,874 and
 94,534 shares of capital stock issued
 and outstanding)(C)(F)                                          $  27.59
                                                                 --------
CLASS C:
Net asset value per share (net assets of
 $28 and 1 share of capital stock issued
 and outstanding)(C)(F)                                          $  28.33
Maximum sales charge of 1.00%                                        0.29
                                                                 --------
Offering price per share(D)                                      $  28.62
                                                                 --------

CLASS S:
Net asset value, offering price and
 redemption price per share (net assets
 of $1,483,880 and 52,458 shares of
 capital stock issued and outstanding)(F)                        $  28.29
                                                                 --------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets
 of $406,349,006 and 13,958,718 shares
 of capital stock issued and outstanding)(F)                     $  29.11
                                                                 --------

*Non-income producing security

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(C)Class B and Class C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(E)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

     Collateral received for securities loaned, at value   $ 133,920
     Payable upon return of securities loaned              $(133,920)

(F)$.0001 par value and 2 billion authorized shares

Cl - Class

The accompanying notes are an integral part of the financial statements.


(86      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                 (This page has been left blank intentionally.)

STATEMENTS OF OPERATIONS in thousands

                                                            MID CAP      MID CAP                   MID CAP
                                                        GROWTH FUND   VALUE FUND                 CORE FUND
                                                        -----------  -----------    ----------------------
                                                            10/1/00      10/1/00      11/1/00      11/1/99
                                                                 to           to           to           to
                                                            9/30/01      9/30/01      9/30/01     10/31/00
                                                        -----------  -----------    ---------    ---------
INVESTMENT INCOME:
Interest                                                  $   1,822    $   1,002    $   2,296    $   1,795
Dividends                                                     1,435        5,038        2,767        2,246
Less: Foreign taxes withheld                                     (4)          --           (2)          --
Securities lending                                              228          106           59           64
-------------------------------------------------------   ---------    ---------    ---------    ---------
TOTAL INVESTMENT INCOME                                       3,481        6,146        5,120        4,105
=======================================================   =========    =========    =========    =========
EXPENSES:
Investment advisory fees                                      3,313        2,362        3,813        3,763
Administrator and fund accounting fees                          534          380          655          616
Transfer agent fees and expenses                                403          158          209          188
Custodian fees                                                  142          101           59          100
Directors' fees                                                   5            4            1            7
Registration fees                                                 5            3           48           31
Professional fees                                                14           10           49           43
Printing                                                         28           20          107           84
Distribution and shareholder servicing fees - Class A           428           37          229          257
Distribution and shareholder servicing fees - Class B            46          127           16            4
Shareholder servicing fees - Class S                             --           --            1           --
Distribution fees - Class C                                      77           24           --           --
Other                                                             5            6            4           15
-------------------------------------------------------   ---------    ---------    ---------    ---------
TOTAL EXPENSES                                                5,000        3,232        5,191        5,108
=======================================================   =========    =========    =========    =========
Less: Waiver of expenses                                       (188)          (8)        (116)         (81)
-------------------------------------------------------   ---------    ---------    ---------    ---------
TOTAL NET EXPENSES                                            4,812        3,224        5,075        5,027
=======================================================   =========    =========    =========    =========
Investment income (loss) - net                               (1,331)       2,922           45         (922)
-------------------------------------------------------   ---------    ---------    ---------    ---------
REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS - NET:
Net realized gain (loss) on investments                    (126,340)      28,350       (9,530)     217,428
Net change in unrealized appreciation or depreciation
 of investments                                            (185,161)     (51,162)    (110,074)     (27,891)
-------------------------------------------------------   ---------    ---------    ---------    ---------
NET GAIN (LOSS) ON INVESTMENTS                             (311,501)     (22,812)    (119,604)     189,537
=======================================================   =========    =========    =========    =========
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                          $(312,832)   $ (19,890)   $(119,559)   $ 188,615
=======================================================   =========    =========    =========    =========

The accompanying notes are an integral part of the financial statements.


(88      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                        MID CAP                   MID CAP
                                                                                    GROWTH FUND                VALUE FUND
                                                                         ----------------------    ----------------------
                                                                           10/1/00      10/1/99      10/1/00      10/1/99
                                                                                to           to           to           to
                                                                           9/30/01      9/30/00      9/30/01      9/30/00
                                                                         ---------    ---------    ---------    ---------
OPERATIONS:
Investment income (loss) - net                                           $  (1,331)   $  (3,191)   $   2,922    $   2,157
Net realized gain (loss) on investments                                   (126,340)     240,252       28,350      (37,771)
Net change in unrealized appreciation or depreciation of investments      (185,161)      49,305      (51,162)      72,261
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
Net increase (decrease) in net assets resulting from operations           (312,832)     286,366      (19,890)      36,647
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                       --           --          (95)         (87)
  Class B                                                                       --           --          (21)         (18)
  Class C                                                                       --           --           (4)          (1)
  Class Y                                                                       --           --       (2,673)      (2,180)
Net realized gain on investments(3):
  Class A                                                                  (93,172)     (33,787)          --           --
  Class B                                                                   (1,853)         (89)          --           --
  Class C                                                                   (2,270)        (101)          --           --
  Class Y                                                                 (126,486)     (43,422)          --           --
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
Total distributions                                                       (223,781)     (77,399)      (2,793)      (2,286)
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
CAPITAL SHARE TRANSACTIONS(1):
Class A
  Proceeds from sales                                                       61,110       82,148        4,892        6,834
  Reinvestment of distributions                                             92,311       33,367           93           84
  Payments for redemptions                                                (107,971)    (103,709)      (4,121)     (14,884)
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
Increase (decrease) in net assets from Class A transactions                 45,450       11,806          864       (7,966)
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
Class B
  Proceeds from sales                                                        3,176        4,213        1,758          662
  Reinvestment of distributions                                              1,820           89           19           19
  Payments for redemptions                                                  (1,406)        (322)      (2,202)      (8,563)
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
Increase (decrease) in net assets from Class B transactions                  3,598        3,980         (425)      (7,882)
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
Class C
  Proceeds from sales                                                        8,014        5,018        2,695        1,162
  Reinvestment of distributions                                              2,263          102            4            1
  Payments for redemptions                                                  (2,679)        (166)        (495)         (30)
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
Increase in net assets from Class C transactions                             7,598        4,954        2,204        1,133
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
Class S(2)
  Proceeds from sales                                                           --           --           43           --
  Payments for redemptions                                                      --           --           --           --
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
Increase in net assets from Class S transactions                                --           --           43           --
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
Class Y(2)
  Proceeds from sales                                                      191,317      147,646      102,985       72,157
  Reinvestment of distributions                                             96,331       32,160        1,102        1,109
  Payments for redemptions                                                (104,958)    (150,018)     (66,529)    (134,167)
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
Increase (decrease) in net assets from Class Y transactions                182,690       29,788       37,558      (60,901)
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
Increase (decrease) in net assets from capital share transactions          239,328       50,528       40,244      (75,616)
----------------------------------------------------------------------   ---------    ---------    ---------    ---------
Total increase (decrease) in net assets                                   (297,285)     259,495       17,561      (41,255)
NET ASSETS AT BEGINNING OF PERIOD                                          636,920      377,425      302,621      343,876
======================================================================   =========    =========    =========    =========
NET ASSETS AT END OF PERIOD                                              $ 339,635    $ 636,920    $ 320,182    $ 302,621
======================================================================   =========    =========    =========    =========
ACCUMULATED NET INVESTMENT INCOME (LOSS)                                 $      --    $      --    $     194    $      65
======================================================================   =========    =========    =========    =========

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                     MID CAP
                                                                                                   CORE FUND
                                                                         -----------------------------------
                                                                           11/1/00      11/1/99      11/1/98
                                                                                to           to           to
                                                                           9/30/01     10/31/00     10/31/99
                                                                         ---------    ---------    ---------
OPERATIONS:
Investment income (loss) - net                                           $      45    $    (922)   $    (103)
Net realized gain (loss) on investments                                     (9,530)     217,428       38,420
Net change in unrealized appreciation or depreciation of investments      (110,074)     (27,891)     (27,055)
----------------------------------------------------------------------   ---------    ---------    ---------
Net increase (decrease) in net assets resulting from operations           (119,559)     188,615       11,262
----------------------------------------------------------------------   ---------    ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                       --           --           --
  Class B                                                                       --           --           --
  Class C                                                                       --           --           --
  Class Y                                                                       --           --           --
Net realized gain on investments(3):
  Class A                                                                  (35,265)      (1,850)      (1,086)
  Class B                                                                     (251)          (3)          --
  Class C                                                                       --           --           --
  Class Y                                                                 (138,433)      (6,917)      (3,772)
----------------------------------------------------------------------   ---------    ---------    ---------
Total distributions                                                       (173,949)      (8,770)      (4,858)
----------------------------------------------------------------------   ---------    ---------    ---------
CAPITAL SHARE TRANSACTIONS(1):
Class A
  Proceeds from sales                                                        5,868        4,908       10,459
  Reinvestment of distributions                                             34,561        1,829        1,072
  Payments for redemptions                                                 (10,599)     (31,499)     (53,329)
----------------------------------------------------------------------   ---------    ---------    ---------
Increase (decrease) in net assets from Class A transactions                 29,830      (24,762)     (41,798)
----------------------------------------------------------------------   ---------    ---------    ---------
Class B
  Proceeds from sales                                                        2,876          466          176
  Reinvestment of distributions                                                186            3           --
  Payments for redemptions                                                    (323)         (33)         (51)
----------------------------------------------------------------------   ---------    ---------    ---------
Increase (decrease) in net assets from Class B transactions                  2,739          436          125
----------------------------------------------------------------------   ---------    ---------    ---------
Class C
  Proceeds from sales                                                           --           --           --
  Reinvestment of distributions                                                 --           --           --
  Payments for redemptions                                                      --           --           --
----------------------------------------------------------------------   ---------    ---------    ---------
Increase in net assets from Class C transactions                                --           --           --
----------------------------------------------------------------------   ---------    ---------    ---------
Class S(2)
  Proceeds from sales                                                        2,025           --           --
  Payments for redemptions                                                    (344)          --           --
----------------------------------------------------------------------   ---------    ---------    ---------
Increase in net assets from Class S transactions                             1,681           --           --
----------------------------------------------------------------------   ---------    ---------    ---------
Class Y(2)
  Proceeds from sales                                                      399,904      145,630      245,028
  Reinvestment of distributions                                            122,644        6,230        3,350
  Payments for redemptions                                                (315,411)    (218,605)    (358,282)
----------------------------------------------------------------------   ---------    ---------    ---------
Increase (decrease) in net assets from Class Y transactions                207,137      (66,745)    (109,904)
----------------------------------------------------------------------   ---------    ---------    ---------
Increase (decrease) in net assets from capital share transactions          241,387      (91,071)    (151,577)
----------------------------------------------------------------------   ---------    ---------    ---------
Total increase (decrease) in net assets                                    (52,121)      88,774     (145,173)
NET ASSETS AT BEGINNING OF PERIOD                                          544,605      455,831      601,004
======================================================================   =========    =========    =========
NET ASSETS AT END OF PERIOD                                              $ 492,484    $ 544,605    $ 455,831
======================================================================   =========    =========    =========
ACCUMULATED NET INVESTMENT INCOME (LOSS)                                 $      (5)   $      (5)   $    (775)
======================================================================   =========    =========    =========

(1)See Note 4 in Notes to Financial Statements for additional information.

(2)On September 24, 2001, Class Y and Institutional Class of Mid Cap Core Fund were redesignated as Class S and Class Y, respectively.

(3)Includes distributions in excess of net realized gains of $1,793 and $4,952 for the period ended September 30, 2001 for Mid Cap Growth Fund and Mid Cap Core Fund, respectively.

The accompanying notes are an integral part of the financial statements.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      89)

FINANCIAL HIGHLIGHTS For a share outstanding, throughout the periods ended September 30, unless otherwise indicated

                                                  REALIZED AND
                      NET ASSET                     UNREALIZED     DIVIDENDS
                          VALUE              NET      GAINS OR      FROM NET   DISTRIBUTIONS
                      BEGINNING       INVESTMENT   (LOSSES) ON    INVESTMENT            FROM
                      OF PERIOD    INCOME (LOSS)   INVESTMENTS        INCOME   CAPITAL GAINS
                     ----------    -------------  ------------    ----------   -------------
MID CAP GROWTH FUND(2)
Class A
 2001(3)              $  18.88        $ (0.04)        $ (6.36)      $    --        $ (6.85)
 2000                    12.87          (0.12)           8.80            --          (2.67)
 1999                    11.80          (0.07)           3.40            --          (2.26)
 1998                    15.25          (0.09)          (1.80)           --          (1.56)
 1997                    13.86          (0.08)           2.72            --          (1.25)
Class B
 2001(3)              $  18.51        $ (0.10)        $ (6.15)      $    --        $ (6.85)
 2000                    12.75          (0.16)           8.59            --          (2.67)
 1999                    11.78          (0.10)           3.33            --          (2.26)
 1998(4)                 13.86          (0.01)          (2.07)           --             --
Class C
 2001(3)              $  18.61        $ (0.09)        $ (6.21)      $    --        $ (6.85)
 2000                    12.80          (0.14)           8.62            --          (2.67)
 1999(6)                 12.43          (0.06)           0.43            --             --
Class S
 2001(3)(7)           $   5.53        $    --         $  0.10       $    --        $    --
Class Y
 2001(3)              $  19.14        $ (0.02)        $ (6.48)      $    --        $ (6.85)
 2000                    12.99          (0.08)           8.90            --          (2.67)
 1999                    11.87          (0.03)           3.41            --          (2.26)
 1998                    15.29          (0.04)          (1.82)           --          (1.56)
 1997(5)                 12.54          (0.01)           2.76            --             --
-------               --------        -------         -------       -------        -------
MID CAP VALUE FUND
Class A
 2001(3)              $  14.62        $  0.10         $ (0.88)      $ (0.10)       $    --
 2000                    12.95           0.08            1.67         (0.08)            --
 1999                    15.04           0.10            1.26         (0.10)         (3.35)
 1998                    24.19           0.07           (6.41)        (0.07)         (2.74)
 1997                    20.41           0.11            6.98         (0.11)         (3.20)
Class B
 2001(3)              $  14.28        $ (0.01)        $ (0.88)      $ (0.02)       $    --
 2000                    12.67           0.02            1.61         (0.02)            --
 1999                    14.80           0.04            1.22         (0.04)         (3.35)
 1998                    23.96          (0.01)          (6.41)           --          (2.74)
 1997                    20.31           0.02            6.85         (0.02)         (3.20)
Class C
 2001(3)              $  14.55        $ (0.01)        $ (0.89)      $ (0.02)       $    --
 2000                    12.92           0.02            1.63         (0.02)            --
 1999(6)                 13.69           0.06           (0.78)        (0.05)            --
Class S
 2001(3)(7)           $  13.31        $  0.01         $  0.42       $    --        $    --
Class Y
 2001(3)              $  14.68        $  0.14         $ (0.92)      $ (0.13)       $    --
 2000                    12.99           0.11            1.69         (0.11)            --
 1999                    15.05           0.12            1.30         (0.13)         (3.35)
 1998                    24.21           0.14           (6.43)        (0.13)         (2.74)
 1997                    20.43           0.16            6.98         (0.16)         (3.20)
-------               --------        -------         -------       -------        -------

(1)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(2)The financial highlights for the Mid Cap Growth Fund as set forth herein include the historical financial highlights of the Piper Emerging Growth Fund Class A shares and Class Y shares. The assets of the Piper Emerging Growth Fund were acquired by Mid Cap Growth Fund on August 7, 1998. In connection with such acquisition, (i) Class A shares of the Piper Emerging Growth Fund were exchanged for Class A shares of the Mid Cap Growth Fund, (ii) Class Y shares of the Piper Emerging Growth Fund were exchanged for Class Y shares of the Mid Cap Growth Fund. On August 7, 1998, the Fund's advisor changed from Piper Capital Management, Inc. to U.S. Bank National Association.
(3)Per share data calculated using average shares outstanding method.
(4)Class B shares have been offered since August 7, 1998. All ratios for the period have been annualized, except total return.
(5)Class Y shares have been offered since February 18, 1997. All ratios for the period have been annualized, except total return.
(6)Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized, exept total return.
(7)Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.


(90      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                RATIO OF        RATIO OF NET
                                                             RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
 NET ASSET                                      RATIO OF       INVESTMENT        AVERAGE   (LOSS) TO AVERAGE
     VALUE                     NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS          NET ASSETS   PORTFOLIO
    END OF           TOTAL         END OF        AVERAGE       TO AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
    PERIOD       RETURN(1)    PERIOD (000)    NET ASSETS       NET ASSETS       WAIVERS)            WAIVERS)        RATE
----------     -----------    ------------   -----------    -------------    -----------    ----------------   ---------


  $  5.63         (49.38)%      $102,837          1.15%           (0.40)%         1.19%            (0.44)%          264%
    18.88          76.44         264,570          1.15            (0.70)          1.17             (0.72)           217
    12.87          31.69         165,072          1.14            (0.48)          1.19             (0.53)            94
    11.80         (13.05)        188,763          1.18            (0.60)          1.34             (0.76)            39
    15.25          21.04         274,799          1.23            (0.55)          1.39             (0.71)            51

  $  5.41         (49.65)%      $  3,518          1.90%           (1.17)%         1.94%            (1.21)%          264%
    18.51          75.14           4,812          1.90            (1.45)          1.92             (1.47)           217
    12.75          30.66             360          1.89            (1.26)          1.98             (1.35)            94
    11.78         (15.01)             17          1.87            (1.12)          1.87             (1.12)            39

  $  5.46         (49.73)%      $  6,246          1.91%           (1.17)%         1.95%            (1.21)%          264%
    18.61          75.10           5,971          1.90            (1.45)          1.92             (1.47)           217
    12.80           3.06             466          1.89             1.27           1.98              1.18             94

  $  5.63           1.81%       $     --          0.00%            0.00%          0.00%             0.00%           264%

  $  5.79         (49.22)%      $227,035          0.90%           (0.17)%         0.94%            (0.21)%          264%
    19.14          76.88         361,567          0.90            (0.46)          0.92             (0.48)           217
    12.99          31.97         211,527          0.89            (0.25)          0.96             (0.32)            94
    11.87         (12.79)         73,356          0.87            (0.27)          0.87             (0.27)            39
    15.29          21.93          59,393          0.87            (0.16)          0.87             (0.16)            51
  -------         ------        --------          ----            -----           ----             -----            ---


  $ 13.74          (5.41)%      $ 13,583          1.15%            0.67%          1.15%             0.67%           104%
    14.62          13.58          13,568          1.15             0.53           1.19              0.49            141
    12.95           8.03          20,148          1.15             0.63           1.18              0.60            121
    15.04         (28.83)         29,261          1.14             0.43           1.14              0.43            135
    24.19          39.93          35,207          1.14             0.58           1.15              0.57             82

  $ 13.37          (6.21)%      $ 11,311          1.90%           (0.08)%         1.90%            (0.08)%          104%
    14.28          12.85          12,495          1.90            (0.22)          1.94             (0.26)           141
    12.67           7.38          19,072          1.90            (0.13)          1.93             (0.16)           121
    14.80         (29.40)         31,276          1.89            (0.31)          1.89             (0.31)           135
    23.96          38.81          36,649          1.90            (0.18)          1.90             (0.18)            82

  $ 13.63          (6.17)%      $  3,312          1.90%           (0.04)%         1.90%            (0.04)%          104%
    14.55          12.81           1,430          1.90            (0.15)          1.93             (0.18)           141
    12.92          (5.25)            164          1.90             0.29           1.93              0.26            121

  $ 13.74           3.23%       $     44          0.85%            5.19%          0.85%             5.19%           104%

  $ 13.77          (5.37)%      $291,932          0.90%            0.92%          0.90%             0.92%           104%
    14.68          13.94         275,128          0.90             0.79           0.94              0.75            141
    12.99           8.47         304,492          0.90             0.89           0.93              0.86            121
    15.05         (28.65)        418,041          0.89             0.69           0.89              0.69            135
    24.21          40.25         509,308          0.89             0.82           0.90              0.81             82
  -------         ------        --------          ----            -----           ----             -----            ---


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      91)

FINANCIAL HIGHLIGHTS For a share outstanding, throughout the periods ended September 30, unless otherwise indicated

                                                  REALIZED AND
                      NET ASSET                     UNREALIZED    DIVIDENDS
                          VALUE             NET       GAINS OR     FROM NET    DISTRIBUTIONS
                      BEGINNING      INVESTMENT    (LOSSES) ON   INVESTMENT             FROM
                      OF PERIOD   INCOME (LOSS)    INVESTMENTS       INCOME    CAPITAL GAINS
                     ----------   -------------    -----------    ---------    -------------
MID CAP CORE FUND(2)
Class A
 2001(6)(7)           $  54.63        $ (0.06)        $ (8.40)        $ --         $ (17.84)
 2000(6)                 37.80          (0.18)          17.80           --            (0.79)
 1999(6)                 37.59          (0.08)           0.60           --            (0.31)
 1998(6)                 44.36          (0.24)          (2.07)          --            (4.46)
 1997                    41.38          (0.20)           8.44           --            (5.26)
Class B
 2001(6)(7)           $  53.97        $ (0.29)        $ (8.25)        $ --         $ (17.84)
 2000(6)                 37.63          (0.53)          17.66           --            (0.79)
 1999(5)(6)              37.57          (0.23)           0.29           --               --
Class C
 2001(3)(6)           $  27.40        $  0.00         $  0.93         $ --         $     --
Class S
 2001(4)(6)           $  35.75        $ (0.06)        $ (7.40)        $ --         $     --
Class Y
 2001(6)(7)           $  55.52        $  0.02         $ (8.59)        $ --         $ (17.84)
 2000(6)                 38.32          (0.05)          18.04           --            (0.79)
 1999(6)                 38.01           0.02            0.60           --            (0.31)
 1998(6)                 44.70          (0.14)          (2.09)          --            (4.46)
 1997                    41.58          (0.11)           8.49           --            (5.26)
-------               --------        -------         -------         ----         --------

(1)Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.
(2)The financial highlights for the Mid Cap Core Fund as set forth herein include the historical financial highlights of the Firstar Mid Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Mid Cap Core Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Mid Cap Core Equity Fund were exchanged for Class A shares of the First American Mid Cap Core Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.
(3)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.
(4)Class S shares have been offered since December 11, 2000. All ratios for the period have been annualized, except total return.
(5)Class B shares have been offered since March 1, 1999. All ratios for the period have been annualized, except total return.
(6)Per share data calculated using average shares outstanding method.
(7)Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.


(92      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                 RATIO OF        RATIO OF NET
                                                              RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
 NET ASSET                                       RATIO OF       INVESTMENT        AVERAGE   (LOSS) TO AVERAGE
     VALUE                      NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS          NET ASSETS   PORTFOLIO
    END OF           TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
    PERIOD      RETURN (1)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)            WAIVERS)        RATE
----------     -----------    ------------    -----------    -------------    -----------   -----------------   ---------


 $  28.33         (20.00)%      $ 82,043          1.20%           (0.19)%         1.22%            (0.21)%          204%
    54.63          47.23         108,326          1.20            (0.38)          1.22             (0.40)           205
    37.80           1.31          95,758          1.19            (0.21)          1.21             (0.23)           140
    37.59          (5.91)        136,146          1.13            (0.57)          1.20             (0.64)            77
    44.36          22.18         147,396          1.12            (0.50)          1.20             (0.58)            97

 $  27.59         (20.60)%      $  2,606          1.94%           (0.95)%         1.97%            (0.98)%          204%
    53.97          46.13             666          1.95            (1.13)          1.97             (1.15)           205
    37.63           0.16             126          1.95            (0.89)          1.97             (0.91)           140

 $  28.33           3.39%       $     --          0.00%            0.00%          0.00%             0.00%           204%

 $  28.29         (20.87)%      $  1,484          1.19%           (0.24)%         1.23%            (0.28)%          204%

 $  29.11         (19.84)%      $406,349          0.95%            0.06%          0.97%             0.04%           204%
    55.52          47.56         435,613          0.95            (0.13)          0.97             (0.15)           205
    38.32           1.56         359,947          0.94             0.04           0.96              0.02            140
    38.01          (5.66)        464,858          0.88            (0.32)          0.95             (0.39)            77
    44.70          22.44         569,028          0.87            (0.25)          0.95             (0.33)            97
 --------         ------        --------          ----            -----           ----             -----            ---


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      93)

STATEMENTS OF NET ASSETS September 30, 2001

MICRO CAP FUND

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
COMMON STOCKS - 94.5%
CONSUMER DISCRETIONARY - 23.9%
4Kids Entertainment*                               140,100        $ 2,788
ACT Teleconferencing*                               25,400            211
Alliance Atlantis Communication, Cl B*             341,400          3,312
Briazz*                                            215,500            259
Career Education*                                   71,500          3,933
Championship Auto Racing*                          204,000          2,836
Champps Entertainment*                             212,000          1,495
Cheap Tickets*                                      74,500          1,221
Christopher & Banks*                               110,700          3,333
Corinthian Colleges*                               245,600          8,279
Cost Plus*                                          67,000          1,230
Electronics Boutique & Holdings*                    59,100          1,593
Gaiam*                                             168,300          2,649
Galyan's Trading*                                   72,700            776
Goody's Family Clothing*                            92,700            283
Gymboree*                                          380,600          2,474
JAKKS Pacific*                                     261,400          3,529
Landry's Restaurants                               142,800          2,113
Midway Games*                                      265,400          3,214
O'Charley's*                                       106,900          1,833
OshKosh B'Gosh                                     129,075          3,356
Prime Hospitality*                                 125,800          1,107
ProsoftTraining.com*                               142,700             91
Recoton*                                           213,700          2,639
Regent Communication*                              206,100          1,241
Saga Communications*                               116,050          2,009
School Specialty*                                   10,600            324
Steiner Leisure*                                    41,800            669
Steven Madden*                                     119,900          1,217
Too*                                                85,000          1,784
Ultimate Electronics*                              206,500          3,583
University of Phoenix Online*                      240,450          7,444
ValueVision International*                         232,800          3,003
                                                                  -------
                                                                   75,828
                                                                  -------
CONSUMER STAPLES - 0.5%
Monterey Pasta*                                     88,200            560
Natures Sunshine Product                            87,900          1,006
                                                                  -------
                                                                    1,566
                                                                  -------
ENERGY - 2.8%
Headwaters*                                        343,700          3,781
Horizon Offshore*                                   77,600            473
Ishares DJ US Energy*                              105,400          4,629
                                                                  -------
                                                                    8,883
                                                                  -------
FINANCIALS - 9.5%
Alexandria Real Estate Equities                     24,600            970
American Financial Holdings                         78,700          1,932
American Home Mortgage Holdings                     52,200            911
Bedford Property Investors                          44,900            909
CBL & Associates Properties                         29,500            804
Dime Community Bancshares                          104,550          2,647
East West Bancorp                                  108,300          2,533
EastGroup Properties                                40,900            896
Efunds*                                             21,700            361
Euronet Services*                                  369,700          4,085
First Financial Holdings                            33,400            767
Flagstar Bancorp                                    35,500            820
Hilb, Rogal & Hamilton*                             21,100            962
LandAmerica Financial Group                         84,700          2,816

MICRO CAP FUND (CONTINUED)

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
Local Financial*                                    10,500        $   140
Macatawa Bank                                      121,400          2,027
Nextcard*                                          341,000          2,172
Parkway Properties                                  27,450            892
Philadelphia Consolidated Holding*                  51,100          1,775
Staten Island Bancorp                               72,000          1,775
                                                                  -------
                                                                   30,194
                                                                  -------
HEALTH CARE - 14.3%
1-800 Contacts*                                     70,025            861
Amsurg, Cl A*                                       88,900          2,449
Array Biopharma*                                   543,400          4,901
Bone Care International*                           150,000          2,919
Carriage Services*                                 355,700          2,348
CIMA Labs*                                          64,300          3,906
Cyberonics*                                        165,200          2,604
D & K Healthcare Resources                          28,100          1,346
Davita*                                            176,000          3,582
First Horizon Pharmaceutical*                      126,150          3,284
Haemonetics*                                        47,800          1,654
Icon ADR*                                           51,300          1,703
Medcath*                                           196,200          3,169
Meridian Medical*                                    8,400            158
MGI Pharma*                                         69,500            929
Osteotech*                                         442,700          1,563
Packard Bioscience*                                303,100          2,398
Select Medical*                                    276,800          4,360
United Surgical Partners*                           57,750          1,184
                                                                  -------
                                                                   45,318
                                                                  -------
INDUSTRIALS - 8.8%
Allied Research*                                    77,700          1,205
Applied Signal Technology                           29,400            260
Arkansas Best*                                     155,200          3,214
Armor Holdings*                                     21,100            418
Astropower*                                         21,100            728
Covenant Transport*                                135,800          1,277
DiamondCluster, Cl A*                               63,500            623
DRS Technologies*                                  103,700          3,604
EDO                                                 21,100            607
Exult*                                             343,700          4,018
Frontier Airlines*                                  54,650            453
Keith Companies*                                   165,500          1,513
Landstar*                                           41,900          2,682
Mesa Air Group*                                    301,700            984
OshKosh Truck                                       42,400          1,536
RailAmerica*                                       250,582          3,132
RMH Teleservices*                                  135,100          1,452
                                                                  -------
                                                                   27,706
                                                                  -------
INFORMATION TECHNOLOGY - 30.8%
Actel*                                             175,200          3,112
Advanced Power Technology*                         117,800          1,190
Aeroflex*                                          390,650          4,297
Applied Films*                                      17,100            286
APW Limited*                                       346,800          1,450
AmerisSoft*                                        212,600            149
AXT*                                               259,600          2,752
Braun Consulting*                                  196,100            706
Celeritek*                                         138,300          1,636
Concurrent Computers*                              794,200          7,211
Duraswitch Industries*                             118,200          1,187
Forrester Research*                                 68,100          1,131

The accompanying notes are an integral part of the financial statements.


(94      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
Genesis Microchip*                                 102,300       $  2,879
Genroco*                                           415,178             17
Genroco Warrants*                                  103,794             --
Inforte*                                            55,700            558
Integrated Silicon Solution*                       274,500          2,358
Interplay Entertainment*                           295,000            124
IXYS*                                              254,750          1,516
Lantronix*                                         706,500          4,310
Mechanical Dynamics*                                69,400            587
Moldflow*                                          126,800          1,074
Monolithic System Technology*                       84,100            734
Nuance Communications*                             281,700          1,831
Oak Technology*                                    365,800          2,853
Optimal Robotics*                                  105,900          2,595
OTG Software*                                       50,900            283
Overland Data*                                     398,000          2,742
Pericom Semiconductor*                             140,050          1,947
Photronics*                                         94,500          1,744
Pixelworks*                                        212,700          2,680
Planar Systems*                                     76,100          1,530
Qualstar*                                          345,000          1,977
Read-Rite*                                         600,200          1,771
Sage*                                              206,200          3,145
Seachange International*                           129,925          2,270
Secure Computing*                                  125,100          1,218
Silicon Image*                                     356,000            744
Speechworks International*                         349,500          1,723
Take-Two Interactive Software*                     773,200          5,467
Talx                                               151,690          3,231
Tanning Technology*                                173,900            591
THQ*                                                28,500          1,230
Three Five Systems*                                130,700          2,083
Tridium, Cl B*                                   2,785,000          1,269
Tridium Warrant*                                   205,000             54
TTM Technologies*                                   80,500            497
ViaSat*                                            378,900          6,760
VideoPropulsion*                                   809,856             49
Websense*                                          132,500          1,444
Zamba*                                             455,000            196
Zomax*                                             209,400          1,137
Zoran*                                             124,600          3,018
                                                                 --------
                                                                   97,343
                                                                 --------
MATERIALS - 1.8%
Ivex Packaging*                                    326,900          5,574
                                                                 --------
                                                                    5,574
                                                                 --------
TELECOMMUNICATION SERVICES - 2.1%
Airgate PCS*                                        84,600          3,758
Lexent*                                             71,600            519
Ubiquitel*                                         303,700          2,451
                                                                 --------
                                                                    6,728
                                                                 --------
TOTAL COMMON STOCKS                                               299,140
                                                                 --------
RELATED PARTY MONEY MARKET FUND - 5.0%
First American Prime Obligations Fund (A)       15,814,002         15,814
                                                                 --------
TOTAL RELATED PARTY MONEY MARKET FUND                              15,814
                                                                 --------
TOTAL INVESTMENTS - 99.5%
   (Cost $335,583)                                                314,947
                                                                 --------
OTHER ASSETS AND LIABILITIES, NET - 0.5% (E)                        1,582
                                                                 --------

MICRO CAP FUND (CONCLUDED)

DESCRIPTION                                                   VALUE (000)
-------------------------------------------------------------------------
NET ASSETS
Portfolio capital                                                $344,919
Accumulated net investment loss                                        (3)
Accumulated net realized loss on investments and
 options written                                                   (7,751)
Net unrealized depreciation of investments                        (20,636)
                                                                 --------
TOTAL NET ASSETS - 100.0%                                        $316,529
                                                                 --------
CLASS A:
Net asset value and redemption price per
 share (net assets of $45,233,153 and
 2,678,010 shares of capital stock issued
 and outstanding)(F)                                             $  16.89
Maximum sales charge of 5.50%                                        0.98
                                                                 --------
Offering price per share (B)                                     $  17.87
                                                                 --------
CLASS B:
Net asset value and offering price per
 share (net assets of $3,164,937 and
 192,521 shares of capital stock issued
 and outstanding)(C)(F)                                          $  16.44
                                                                 --------
CLASS C:
Net asset value per share (net assets of
 $549 and 32 shares of capital stock
 issued and outstanding) (C)(F)                                  $  16.90
Maximum sales charge of 1.00%                                        0.17
                                                                 --------
Offering price per share (D)                                     $  17.07
                                                                 --------
CLASS S:
Net asset value, offering price and
 redemption price per share (net assets
 of $2,014,459 and 119,270 shares of
 capital stock issued and outstanding)(F)                        $  16.89
                                                                 --------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets
 of $266,115,427 and 15,310,783 shares
 of capital stock issued and outstanding)(F)                     $  17.38
                                                                 --------

*Non-income producing security

(A)This money market fund is advised by U.S.Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(C)Class B and Class C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(E)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

     Collateral received for securities loaned, at value     $  26,136
     Payable upon return of securities loaned                $ (26,136)

(F)$.0001 par value and 2 billion authorized shares

ADR - American Depositary Receipt

Cl - Class


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      95)

STATEMENTS OF NET ASSETS September 30, 2001

SMALL CAP GROWTH FUND

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
COMMON STOCKS - 90.4%
CONSUMER DISCRETIONARY - 18.7%
4Kids Entertainment*                                58,450        $ 1,163
Action Performance*                                 99,350          1,809
Anchor Gaming*                                      25,500          1,058
Borders Group*                                     198,900          3,809
Buca*                                              249,950          2,804
Career Education*                                   51,050          2,808
Cheesecake Factory*                                 48,600          1,164
Chico's FAS*                                       106,450          2,507
Christopher & Banks*                                65,900          1,984
Corinthian Colleges*                                83,100          2,801
Direct Focus*                                      106,400          2,117
Electronics Boutique Holdings*                      80,350          2,165
Freds, Cl A                                        173,750          4,552
Genesco*                                           150,350          2,443
Group 1 Automotive*                                 70,800          1,880
Harman International                                69,500          2,328
Hot Topic*                                          91,400          2,294
Insight Communications*                            146,200          2,690
Michaels Stores*                                    67,800          2,477
Panera Bread, Cl A*                                112,700          3,943
Radio One, Cl D*                                   110,550          1,276
Reebok*                                            158,600          3,283
Ruby Tuesday                                        78,350          1,230
Six Flags*                                         242,950          2,971
Sonic Automotive*                                   85,850          1,168
Sonic*                                              96,050          2,912
Spanish Broadcasting*                              177,350          1,257
Steiner Leisure*                                    84,000          1,344
Tommy Hilfiger*                                     50,900            456
Too*                                                87,500          1,837
United Rentals*                                    126,500          2,194
ValueVision International*                         104,500          1,348
                                                                  -------
                                                                   70,072
                                                                  -------
CONSUMER STAPLES - 0.7%
Duane Reade*                                        85,950          2,579
                                                                  -------
                                                                    2,579
                                                                  -------
ENERGY - 3.0%
Frontier Oil                                       123,700          2,121
Headwaters*                                        174,600          1,921
Key Energy Services*                               247,300          1,573
Spinnaker Exploration*                             247,300          1,574
Universal Compression Holdings*                     88,900          2,000
WH Energy Services*                                144,400          2,030
                                                                  -------
                                                                   11,219
                                                                  -------
FINANCIALS - 8.9%
Affiliated Managers Group*                          45,200          2,568
Alliance Data Systems*                             144,950          2,355
Americredit*                                        50,200          1,587
Banknorth Group                                    121,000          2,701
Commerce Bancorp                                    39,350          2,676
Corrections Corporation of America*                158,800          2,090
Doral Financial                                     93,750          3,638
East West Bancorp                                  136,700          3,197
Eaton Vance                                         45,400          1,423
Efunds*                                            218,300          3,635
Espeed, Cl A*                                      216,400            649
Metris                                              48,350          1,197
New York Community Bancorp                          93,700          2,175

SMALL CAP GROWTH FUND (CONTINUED)

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
Southwest Bancorp of Texas*                         42,200        $ 1,255
Webster Financial                                   70,200          2,314
                                                                  -------
                                                                   33,460
                                                                  -------
HEALTH CARE - 25.6%
Advance PCS*                                        21,800          1,565
AmerisourceBergen*                                 108,410          7,692
Apogent Technologies*                              122,150          2,919
Apria Healthcare*                                  161,400          4,180
Caremark Rx*                                       523,600          8,734
Covance*                                           102,850          1,842
Curagen*                                            81,200          1,567
Davita*                                            217,150          4,419
Enzon*                                              24,250          1,237
Lifecore Biomedical*                                51,800            657
Lifepoint Hospitals*                                29,300          1,282
Luminex                                            145,600          2,924
Maximus*                                            59,100          2,348
Medcath*                                            19,200            310
Myriad Genetics*                                    77,950          2,388
Noven Pharmaceuticals*                             152,350          2,758
Ocular Sciences*                                    83,450          1,690
Orasure Technologies*                               90,550            928
Pediatrix Medical Group*                            70,550          2,878
Pharmaceutical Resources*                           69,750          2,494
Priority Healthcare, Cl B*                         172,950          4,151
Rehabacare Group*                                   58,100          2,528
Renal Care*                                        108,850          3,349
Respironics*                                       126,500          4,498
Sangstat Medical*                                  112,850          2,078
Select Medical*                                    214,100          3,372
Service Corporation International*                 399,350          2,404
STERIS*                                             69,500          1,366
Surmodics*                                          45,150          1,804
Syncor International*                               39,400          1,254
Tanox*                                             243,700          3,589
Techne*                                              9,700            286
Thoratec Labs*                                      97,750          1,617
Triad Hospitals*                                    87,650          3,103
Urologix*                                          158,100          2,150
XOMA Limited*                                      412,900          3,481
                                                                  -------
                                                                   95,842
                                                                  -------
INDUSTRIALS - 12.5%
Armor Holdings*                                    118,000          2,336
Atlantic Coast Airline Holdings*                   118,200          1,572
BE Aerospace*                                      173,150          1,316
Corporate Executive Board*                          73,550          1,918
DAL-Tile International*                            242,000          3,724
DiamondCluster, Cl A*                               97,750            960
Education Management*                               65,600          1,992
Elcor                                              177,850          3,829
Insituform Technology, Cl A*                        98,500          1,680
Ionics*                                             59,400          1,313
Joy Global*                                        120,300          1,787
Keith Companies*                                   209,850          1,918
Oshkosh Truck                                       56,900          2,061
Pemstar*                                           273,650          3,147
Stericycle*                                         63,250          2,636
Surebeam*                                          256,900          2,132
Swift Transportation*                              151,950          2,690
Sylvan Learning System*                             88,850          2,035
The Profit Recovery Group*                         194,850          1,906

The accompanying notes are an integral part of the financial statements.


(96      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
Valence Technology*                                498,200       $  1,764
Waste Connections*                                  89,500          2,417
Yellow*                                             89,050          1,811
                                                                 --------
                                                                   46,944
                                                                 --------
INFORMATION TECHNOLOGY - 17.4%
Actuate Software*                                  365,100          1,530
Anaren Microwave*                                  156,250          2,555
Axciom*                                            220,700          2,075
Centillium Communications*                         404,450          2,451
DSP Group*                                          95,700          1,909
Integrated Circuit Systems*                        193,050          2,467
Intercept Group*                                    60,950          2,039
Intermagnetics General                              91,351          2,125
Kopin*                                             226,400          2,361
Lantronix*                                         315,700          1,926
Measurement Specialties*                            82,450            815
Microsemi*                                         114,700          2,988
Microtune*                                         195,650          2,230
MKS Instruments*                                    88,000          1,562
Multilink Technologies*                            188,200            973
Mykrolis*                                          217,150          1,948
02Micro International*                             218,450          2,873
Perot Systems, Cl A*                               197,850          3,195
Plato Learning*                                     92,450          2,232
Power Integrations*                                161,550          2,943
Powerwave Technologies*                            188,700          2,249
Renaissance Learning*                               50,200          1,652
S1 Corporation*                                    301,400          2,550
Stellent*                                          230,300          3,316
Titan*                                             126,150          2,473
TriQuint Semiconductor*                            152,950          2,446
TriZetto*                                          242,450          2,134
Varian Semiconductor Equipment*                     64,950          1,679
Virata*                                            333,900          3,332
                                                                 --------
                                                                   65,028
                                                                 --------
MATERIALS - 2.0%
Ball                                                35,900          2,150
Cambrex                                             50,700          1,700
OM Group                                            36,725          2,020
Stillwater Mining*                                  75,850          1,526
                                                                 --------
                                                                    7,396
                                                                 --------
TELECOMMUNICATIONS - 1.6%
Airgate PCS*                                        63,300          2,812
Alamosa Holdings*                                  144,900          2,007
Lexent*                                            147,750          1,071
                                                                 --------
                                                                    5,890
                                                                 --------
TOTAL COMMON STOCKS                                               338,430
                                                                 --------
RELATED PARTY MONEY MARKET FUND - 2.1%
First American Prime Obligations Fund (A)        7,696,185          7,696
                                                                 --------
TOTAL RELATED PARTY MONEY MARKET FUND                               7,696
                                                                 --------
TOTAL INVESTMENTS - 92.5%
   (Cost $399,781)                                                346,126
                                                                 --------
OTHER ASSETS AND LIABILITIES, NET - 7.5% (E)                       28,091
                                                                 --------

SMALL CAP GROWTH FUND (CONCLUDED)

DESCRIPTION                                                   VALUE (000)
-------------------------------------------------------------------------
NET ASSETS
Portfolio capital                                                $500,913
Accumulated net realized loss on investments                      (73,041)
Net unrealized depreciation of investments                        (53,655)
                                                                 --------
TOTAL NET ASSETS - 100.0%                                        $374,217
                                                                 --------
CLASS A:
Net asset value and redemption price per
 share (net assets of $31,913,370 and
 2,829,384 shares of capital stock issued
 and outstanding)(F)                                             $  11.28
Maximum sales charge of 5.50%                                        0.66
                                                                 --------
Offering price per share (B)                                     $  11.94
                                                                 --------
CLASS B:
Net asset value and offering price per
 share (net assets of $5,008,934 and
 479,813 shares of capital stock issued
 and outstanding)(C)(F)                                          $  10.44
                                                                 --------
CLASS C:
Net asset value per share (net assets of
 $6,377,964 and 578,706 shares of
 capital stock issued and outstanding)(C)(F)                     $  11.02
Maximum sales charge of 1.00%                                        0.11
                                                                 --------
Offering price per share(D)                                      $  11.13
                                                                 --------
CLASS S:
Net asset value, offering price and
 redemption price per share (net assets
 of $11 and 1 share of capital stock
 issued and outstanding)(F)                                      $  11.28
                                                                 --------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets
 of $330,917,100 and 28,775,417 shares
 of capital stock issued and outstanding)(F)                     $  11.50
                                                                 --------

*Non-Income producing security

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(C)Class B and Class C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(E)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

     Receivable for securities sold                          $ 29,511
     Collateral received for securities loaned, at value     $ 75,006
     Payable upon return of securities loaned                $(75,006)

(F)$.0001 par value and 2 billion authorized shares

ADR - American Depositary Receipt

Cl - Class


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      97)

STATEMENTS OF NET ASSETS September 30, 2001

SMALL CAP VALUE FUND

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
COMMON STOCKS - 89.8%
CONSUMER DISCRETIONARY - 15.6%
Applebee's International                            29,900        $   882
Ashworth*                                          452,100          2,595
Buca*                                              168,700          1,893
D.R. Horton                                        373,564          7,793
Dura Automotive Systems*                           597,150          4,299
Lodgenet Entertainment*                            452,200          4,970
Matthews International, CI A                       131,400          2,899
O'Charley's*                                       210,500          3,610
Pomeroy Computer Resources*                        173,800          2,094
Regis                                              473,350          9,921
School Specialty*                                  227,500          6,952
Sport-Haley*                                       231,000            584
Stanley Furniture*                                 283,200          6,831
Steiner Leisure*                                   310,000          4,960
Timberland*                                        130,400          3,534
Topps*                                             806,150          7,739
Tower Automotive*                                  534,300          3,831
                                                                  -------
                                                                   75,389
                                                                  -------
CONSUMER STAPLES - 1.3%
Suiza Foods*                                        99,100          6,257
                                                                  -------
                                                                    6,257
                                                                  -------
ENERGY - 9.0%
Core Laboratories N.V.*                            386,500          4,970
Evergreen Resources*                               163,600          5,554
Forest Oil*                                        305,500          7,576
Houston Exploration*                               133,900          3,321
Newfield Exploration*                              278,800          8,141
Newpark Resources*                                 536,400          3,621
Pride International*                               151,900          1,580
Stone Energy*                                      178,811          5,758
Veritas DGC*                                       289,350          3,226
                                                                  -------
                                                                   43,747
                                                                  -------
FINANCIALS - 29.5%
American Capital Strategies                        125,400          3,435
American Financial Group                           180,500          4,007
Astoria Financial                                  126,600          7,502
Berkley (W.R.)                                     103,900          4,987
Cadiz*                                             583,200          4,998
Chelsea Property Group, REIT                       126,000          5,727
City National                                       82,100          3,543
Community First Bankshares                         340,100          8,169
Cullen/Frost Bankers                               217,500          5,862
Dime Bancorp*                                      264,900             66
E*Trade Group*                                     278,900          1,687
First Republic Bank*                               318,550          7,311
Greater Bay Bancorp                                 75,100          1,748
Highwoods Properties, REIT                         200,700          4,967
Horace Mann Educators                              173,600          3,064
Lexington Corporate Properties, REIT               187,886          2,753
Markel*                                             18,500          3,608
Medallion Financial                                 88,100            727
Metris                                             101,750          2,518
Mutual Risk Management                             208,600          1,585
National Commerce Bancorporation                   398,700         10,406
Philadelphia Consolidated Holding*                 167,300          5,812
Phoenix Companies*                                 184,700          2,669
Protective Life                                    292,000          8,468
Radian Group                                       458,668         17,659

SMALL CAP VALUE FUND (CONTINUED)

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
Roslyn Bancorp                                     419,850       $  7,771
Sterling Bancshares                                223,200          2,951
TCF Financial                                      186,400          8,586
Trenwick Group                                      86,400            702
                                                                 --------
                                                                  143,288
                                                                 --------
HEALTH CARE - 7.2%
ATS Medical*                                       607,450          2,430
Cooper                                             109,200          5,121
Hooper Holmes                                      267,600          1,670
Lifecore Biomedical*                               147,500          1,872
Mentor                                             186,200          4,711
Osteotech*                                         206,400            729
PolyMedica*                                        160,700          2,454
Renal Care*                                        369,600         11,373
Res-Care*                                          320,000          2,880
Respironics*                                        46,200          1,643
                                                                 --------
                                                                   34,883
                                                                 --------
INDUSTRIALS - 17.8%
Alliant Techsystems*                                85,350          7,306
Astec Industries*                                  379,300          4,935
C&D Technologies                                   116,200          2,138
Catalytica*                                         95,665            733
Dollar Thrifty Automotive*                         313,300          3,117
L.B. Foster, CI A*                                 254,000          1,029
ITT Educational Services*                           54,600          1,747
Landstar*                                           38,700          2,477
Learning Tree*                                     254,850          5,173
MagneTek*                                          542,487          4,980
Moog, Cl A*                                        302,400          6,825
NCO Group*                                         708,000          9,685
On Assignment*                                     255,250          4,104
Park Ohio Holdings*                                270,317            824
Pentair                                            137,200          4,222
Rayovac*                                           582,050          8,876
Simpson Manufacturing*                              37,350          1,980
SPX*                                                76,700          6,358
Teletech Holdings*                                 370,600          2,894
Tredegar Industries                                110,600          1,880
Valassis Communications*                           160,500          5,122
                                                                 --------
                                                                   86,405
                                                                 --------
INFORMATION TECHNOLOGY - 6.7%
Actel*                                             230,600          4,095
APW Limited*                                       261,100          1,091
Braun Consulting*                                  215,500            776
Carreker*                                          135,700          1,030
DMC Stratex Networks*                              220,300          1,137
Evolving Systems*                                  381,500            389
FSI International*                                 224,200          2,233
Innovex*                                           414,300            576
JDA Software*                                      263,900          3,468
Mykrolis*                                          198,100          1,777
Proquest*                                          263,900          8,682
Radisys*                                           202,400          2,429
Rainbow Technologies*                              287,100          1,005
REMEC*                                             127,750          1,013
SONICblue*                                         156,900            171
Verity*                                            278,000          2,808
Zamba*                                              66,100             28
                                                                 --------
                                                                   32,708
                                                                 --------

The accompanying notes are an integral part of the financial statements.


(98      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

SMALL CAP VALUE FUND (CONCLUDED)

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
UTILITIES - 2.7%
NSTAR                                              175,000       $  7,333
Unisource Energy Holding                           397,900          5,571
                                                                 --------
                                                                   12,904
                                                                 --------
TOTAL COMMON STOCKS                                               435,579
                                                                 --------
RELATED PARTY MONEY MARKET FUND - 10.3%
First American Prime Obligations Fund(A)        50,020,295         50,020
                                                                 --------
TOTAL RELATED PARTY MONEY MARKET FUND                              50,020
                                                                 --------
TOTAL INVESTMENTS - 100.1%
   (Cost $480,014)                                                485,599
                                                                 --------
OTHER ASSETS AND LIABILITIES, NET - (0.1%)(E)                        (271)
                                                                 --------
NET ASSETS
Portfolio capital                                                $412,297
Accumulated net realized gain on investments                       67,446
Net unrealized appreciation of investments                          5,585
                                                                 --------
TOTAL NET ASSETS - 100.0%                                        $485,328
                                                                 --------
CLASS A:
Net asset value and redemption price per share (net assets
 of $34,291,712 and 2,559,602 shares of capital stock
 issued and outstanding)(F)                                      $  13.40
Maximum sales charge of 5.50%                                        0.78
                                                                 --------
Offering price per share(B)                                      $  14.18
                                                                 --------
CLASS B:
Net asset value and offering price per share (net assets
 of $12,391,788 and 952,846 shares of capital stock
 issued and outstanding)(C)(F)                                   $  13.01
                                                                 --------
CLASS C:
Net asset value per share (net assets of $4,547,448
 and 346,465 shares of capital stock issued and
 outstanding)(C)(F)                                              $  13.13
Maximum sales charge of 1.00%                                        0.13
                                                                 --------
Offering price per share(D)                                      $  13.26
                                                                 --------
CLASS S:
Net asset value, offering price and redemption price
 per share (net assets of $13 and 1 share of capital
 stock issued and outstanding)(F)                                $  13.40
                                                                 --------
CLASS Y:
Net asset value, offering price and redemption price per
 share (net assets of $434,096,950 and 32,192,203 shares
 of capital stock issued and outstanding)(F)                     $  13.48
                                                                 --------

*Non-income producing security

(A)This money market fund is advised by U.S.Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(C)Class B and Class C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(E)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

     Collateral received for securities loaned, at value     $ 18,790
     Payable upon return of securities loaned                $(18,790)

(F)$.0001 par value and 2 billion authorized shares

ADR - American Depositary Receipt

Cl - Class

REIT - Real Estate Investment Trust


SMALL CAP CORE FUND

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
COMMON STOCKS - 94.6%
CONSUMER DISCRETIONARY - 20.3%
4Kids Entertainment                                 86,900        $ 1,729
Abercrombie & Fitch*                               195,400          3,437
Alliance Atlantis Communication, Cl B              402,100          3,900
American Axle & Manufacturing Holdings             103,100          1,315
Anchor Gaming*                                      53,000          2,200
AnnTaylor Stores                                    28,800            631
Bally Total Fitness Holdings                       134,300          2,728
Borg Warner                                         52,300          2,108
Cablevision Systems                                 78,700          1,594
CEC Entertainment                                   28,800            982
Corinthian Colleges*                                28,800            971
Cost Plus                                           85,400          1,568
Electronics Boutique Holdings                       41,900          1,129
Galyan's Trading                                    19,400            207
Genesco*                                            38,400            624
Gtech Holdings                                     231,000          7,979
Gymboree*                                          498,400          3,240
Hot Topic*                                         135,400          3,399
Insight Communications                             162,125          2,983
Michaels Stores                                     34,300          1,253
Orient Express Hotels                              196,800          2,757
OshKosh B'Gosh                                      14,400            374
Radio One, Cl D*                                    60,450            698
Scholastic*                                        122,700          5,337
Standard Pacific                                    49,100            958
Steiner Leisure*                                    69,735          1,116
Tommy Hilfiger*                                    160,900          1,440
Ultimate Electronics*                              150,500          2,611
ValueVision International*                         350,200          4,518
                                                                  -------
                                                                   63,786
                                                                  -------
CONSUMER STAPLES - 1.4%
Constellation Brands, Cl A*                         36,734          1,530
Duane Reade*                                        41,400          1,242
Performance Food Group*                             54,308          1,549
                                                                  -------
                                                                    4,321
                                                                  -------
ENERGY - 5.1%
Cabot Oil & Gas                                     78,200          1,560
Energy Partners*                                   171,925          1,200
Horizon Offshore*                                    8,400             51
Key Energy Group*                                   26,000            165
National - Oilwell*                                349,100          5,062
Patterson - UTI Energy*                            236,500          2,923
Pogo Producing                                      57,800          1,358
Precision Drilling*                                101,300          2,139
Rowan Companies                                    133,700          1,655
                                                                  -------
                                                                   16,113
                                                                  -------
FINANCIALS - 14.7%
Arthur. J. Gallagher                               138,220          4,679
Commerce Bancorp                                    83,000          5,644
East West Bancorp                                  206,400          4,828
Federated Investors                                 68,700          2,034
Fidelity National Financial                        311,000          8,363
First American Financial                            87,600          1,774
Greater Bay Bancorp                                120,600          2,806
Harleysville Group                                  95,100          2,281
Independence Community Bank                         58,500          1,271
Instinet Group*                                    153,300          1,501
New York Community Bancorp                         135,450          3,144


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001      99)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                         SHARES    VALUE (000)
-------------------------------------------------------------------------
RenaissanceRe Holdings                              75,800        $ 6,739
Southwest Bancorp of Texas*                         40,200          1,196
                                                                  -------
                                                                   46,260
                                                                  -------
HEALTH CARE - 16.0%
Advance PCS*                                        24,300          1,744
AmerisourceBergen*                                  63,106          4,477
Aviron*                                             35,100            874
Cephalon*                                           43,150          2,152
DENTSPLY International                             113,425          5,211
Henry Schein*                                       13,900            537
Intermune*                                         117,900          4,510
Medicis , Cl A*                                     10,100            505
Noven Pharmaceuticals*                              10,900            197
Omnicare                                           107,065          2,337
Pharmaceutical Resources                           103,400          3,697
Priority Healthcare, Cl B*                          63,600          1,526
Renal Care*                                         19,100            588
Respironics*                                        69,800          2,482
Sybron Dental Specialties*                         163,300          3,037
Techne*                                             44,100          1,298
Transkaryotic Therapies*                            33,900            920
Triad Hospitals*                                   111,600          3,951
Universal Health Services*                         133,500          6,515
Varian Medical Systems*                             36,900          2,367
Wright Medical Group*                               44,800            759
XOMA Limited*                                       78,000            658
                                                                  -------
                                                                   50,342
                                                                  -------
INDUSTRIALS - 9.3%
Administaff*                                        26,500            689
Armor Holdings*                                     52,200          1,034
Atlantic Coast Airline Holdings*                    24,500            326
DiamondCluster International, Cl A                 392,700          3,868
Frontier Airlines*                                 199,700          1,654
Global Payments                                     88,300          2,596
Granite Construction                                54,300          1,392
GSI Lumonics*                                      103,855            707
Kaydon                                              79,900          1,672
Ladish*                                             77,300            615
Mercury Computer Systems*                           27,300          1,025
Rayovac*                                           187,900          2,865
Shaw Group*                                        256,800          7,235
Skywest                                             34,800            582
Triumph Group*                                      31,100            725
URS                                                 31,900            734
Valassis Communication                              53,700          1,714
                                                                  -------
                                                                   29,433
                                                                  -------
INFORMATION TECHNOLOGY - 21.2%
Activision*                                         27,900            759
Adaptec*                                           135,300          1,063
Aeroflex                                           172,400          1,896
Affiliated Computer Services, Cl A*                 21,830          1,777
Alliance Semiconductor*                            126,000            905
Anaren Microwave                                    87,100          1,424
Ascential Software*                                197,100            650
ATMI*                                               28,500            440
Benchmark Electronics*                             152,900          2,525
Black Box*                                          14,500            610
Brooks Automation*                                  14,600            388
Coherent*                                          147,600          4,192
Concurrent Computers*                              350,200          3,180


SMALL CAP CORE FUND (CONTINUED)

DESCRIPTION                               PAR (000)/SHARES    VALUE (000)
-------------------------------------------------------------------------
Cree*                                               39,050        $   577
Dendrite International*                            118,600            942
DSP Group*                                          66,000          1,317
DuPont Photomasks*                                  98,700          2,742
E.Piphany*                                         237,700          1,010
Eclipsys*                                           49,400            657
Elantec Semiconductor*                              24,800            569
Entegris*                                          219,600          1,735
Exar*                                              416,200          7,200
Fisher Scientific International*                   109,300          2,776
Harmonic Lightwaves*                                71,700            581
Inforte*                                           156,800          1,571
Integrated Circuit Systems*                         27,200            348
Integrated Device Technologies*                     98,700          1,986
IXYS*                                              244,200          1,453
Mettler - Toledo International*                     66,452          2,800
Photronics*                                        197,960          3,652
Seachange International*                            83,900          1,466
Secure Computing*                                  105,800          1,030
Speechworks International*                         157,000            774
Stellent*                                           54,500            785
Take-Two Interactive Software*                     260,100          1,839
THQ*                                                25,000          1,079
Three Five Systems*                                 42,800            682
Transwitch*                                        224,500            687
TriQuint Semiconductor*                            122,300          1,956
Ultratech Stepper*                                  54,400            651
Virata*                                            175,300          1,749
Vitria Technology*                                 313,300            642
Xcare.net*                                          36,400            453
Zoran*                                              51,600          1,250
                                                                  -------
                                                                   66,768
                                                                  -------
MATERIALS - 2.6%
Aracruz Celulose SA ADR                            166,900          2,478
Ferro                                               86,800          2,012
Georgia Gulf                                        65,500          1,053
Massey Energy Company                               83,100          1,217
OM Group                                            25,600          1,408
                                                                  -------
                                                                    8,168
                                                                  -------
TELECOMMUNICATION SERVICES - 2.8%
Airgate PCS*                                       131,475          5,840
Alamosa Holdings*                                   85,700          1,187
Asia Global Crossing*                              831,700          1,871
                                                                  -------
                                                                    8,898
                                                                  -------
UTILITIES - 1.2%
Aquila*                                            173,400          3,780
                                                                  -------
                                                                    3,780
                                                                  -------
TOTAL COMMON STOCKS                                               297,869
                                                                 --------
CONVERTIBLE CORPORATE BONDS - 0.8%
Charter Communications
   4.750%, 06/01/06                                $ 3,213          2,424
                                                                 --------
TOTAL CONVERTIBLE CORPORATE BONDS                                   2,424
                                                                 --------
RELATED PARTY MONEY MARKET FUND - 5.4%
First American Prime Obligations Fund (A17,003,043                 17,003
                                                                 --------
TOTAL RELATED PARTY MONEY MARKET FUND                              17,003
                                                                 --------
TOTAL INVESTMENTS - 100.8%
   (Cost $333,713)                                                317,296
                                                                 --------
OTHER ASSETS & LIABILITIES, NET - (0.8%) (E)                       (2,543)
                                                                 --------

The accompanying notes are an integral part of the financial statements.


(100      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

SMALL CAP CORE FUND (CONCLUDED)

DESCRIPTION                                                   VALUE (000)
-------------------------------------------------------------------------
NET ASSETS
Portfolio capital                                                $309,114
Accumulated net investment loss                                        (3)
Accumulated net realized gain on investments                       22,059
Net unrealized depreciation of investments                        (16,417)
                                                                 --------
TOTAL NET ASSETS - 100.0%                                        $314,753
                                                                 --------
CLASS A:
Net asset value and redemption price per
 share (net assets of $17,351,342 and
 1,449,925 shares of capital stock issued
 and outstanding)(F)                                             $  11.97
Maximum sales charge of 5.50%                                        0.70
                                                                 --------
Offering price per share(B)                                      $  12.67
                                                                 --------
CLASS B:
Net asset value and offering price per
 share (net assets of $1,978,651 and
 175,452 shares of capital stock issued
 and outstanding)(C)(F)                                          $  11.28
                                                                 --------
CLASS C:
Net asset value per share (net assets of
 $12 and 1 share of capital stock issued
 and outstanding)(C)(F)                                          $  11.97
Maximum sales charge of 1.00%                                        0.12
                                                                 --------
Offering price per share (D)                                     $  12.09
                                                                 --------
CLASS S:
Net asset value, offering price and
 redemption price per share (net assets
 of $3,721,357 and 311,721 shares of
 capital stock issued and outstanding)(F)                        $  11.94
                                                                 --------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets
 of $291,701,705 and 23,789,500 shares of
 capital stock issued and outstanding)(F)                        $  12.26
                                                                 --------

*Non-income producing security

(A)This money market fund is advised by U.S.Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(C)Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(D)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(E)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

     Collateral received for securities loaned, at value     $ 50,157
     Payable upon return of securities loaned                $(50,157)

(F)$.0001 par value and 2 billion authorized shares.

ADR - American Depositary Receipt
Cl - Class


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      101)

STATEMENTS OF OPERATIONS in thousands

                                                                                      MICRO CAP    SMALL CAP
                                                                                           FUND  GROWTH FUND
                                                                         ----------------------  -----------
                                                                           11/1/00      11/1/99      10/1/00
                                                                                to           to           to
                                                                           9/30/01     10/31/00      9/30/01
                                                                         ---------     --------  -----------
INVESTMENT INCOME:
Interest                                                                 $   1,161    $   1,398    $   1,939
Dividends                                                                    1,844          800          695
Securities lending                                                             344           --          277
----------------------------------------------------------------------   ---------    ---------    ---------
TOTAL INVESTMENT INCOME                                                      3,349        2,198        2,911
======================================================================   =========    =========    =========
EXPENSES:
Investment advisory fees                                                     4,794        5,061        3,299
Administrator and fund accounting fees                                         447          427          532
Transfer agent fees and expenses                                                88           61          190
Custodian fees                                                                  53           81          142
Directors' fees                                                                  2            9            5
Registration fees                                                               73           40            5
Professional fees                                                               46           45           14
Printing                                                                        44           15           28
Distribution and shareholder servicing fees - Class A                           98          103          112
Distribution and shareholder servicing fees - Class B                           25           12           68
Shareholder servicing fees - Class S                                             2           --           --
Distribution fees - Class C                                                     --           --           77
Other                                                                            8           13            7
----------------------------------------------------------------------   ---------    ---------    ---------
TOTAL EXPENSES                                                               5,680        5,867        4,479
======================================================================   =========    =========    =========
Less: Waiver of expenses                                                      (173)          --           --
----------------------------------------------------------------------   ---------    ---------    ---------
TOTAL NET EXPENSES                                                           5,507        5,867        4,479
======================================================================   =========    =========    =========
Investment loss - net                                                       (2,158)      (3,669)      (1,568)
----------------------------------------------------------------------   ---------    ---------    ---------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS,
OPTIONS WRITTEN AND FUTURES - NET:
Net realized gain (loss) on investments                                     (7,340)     136,862      (68,972)
Net realized gain on futures                                                   307           --           --
Net realized loss on options written                                          (619)          --           --
Net change in unrealized appreciation or depreciation of investments       (78,259)      23,319     (172,542)
----------------------------------------------------------------------   ---------    ---------    ---------
NET GAIN (LOSS) ON INVESTMENTS                                             (85,911)     160,181     (241,514)
======================================================================   =========    =========    =========
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ (88,069)   $ 156,512    $(243,082)
======================================================================   =========    =========    =========

The accompanying notes are an integral part of the financial statements.


(102      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

  SMALL CAP                 SMALL CAP
 VALUE FUND                 CORE FUND
-----------    ----------------------
    10/1/00      11/1/00      12/1/99
         to           to           to
    9/30/01      9/30/01     10/31/00
-----------    ---------    ---------

  $   2,928    $   1,418    $     667
      3,454        1,347          738
        149          183          336
  ---------    ---------    ---------
      6,531        2,948        1,741
  =========    =========    =========

      3,595        2,336        1,033
        581          421          664
        235           94           45
        154           50           69
          5           --            3
          5           21           14
         15           41           18
         31           45           22
         94           45           27
        136           17           11
         --           10           --
         29           --           --
          8            9           12
  ---------    ---------    ---------
      4,888        3,089        1,918
  =========    =========    =========
        (12)        (101)        (523)
  ---------    ---------    ---------
      4,876        2,988        1,395
  =========    =========    =========
      1,655          (40)         346
  ---------    ---------    ---------


     74,818       22,966       31,087
         --          207           --
         --           --           --
  ---------    ---------    ---------
   (111,001)     (58,688)       5,810
  ---------    ---------    ---------
    (36,183)     (35,515)      36,897
  =========    =========    =========
  $ (34,528)   $ (35,555)   $  37,243
  =========    =========    =========


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      103)

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                                                   MICRO CAP
                                                                                                                        FUND
                                                                                         -----------------------------------
                                                                                           11/1/00      11/1/99      11/1/98
                                                                                                to           to           to
                                                                                           9/30/01     10/31/00     10/31/99
                                                                                         ---------    ---------    ---------
OPERATIONS:
Investment income (loss) - net                                                           $  (2,158)   $  (3,669)   $  (1,572)
Net realized gain (loss) on investments                                                     (7,340)     136,862       47,964
Net realized gain on futures                                                                   307           --           --
Net realized gain (loss) on options written                                                   (619)          --           --
Net change in unrealized appreciation or depreciation of investments                       (78,259)      23,319       29,718
--------------------------------------------------------------------------------------   ---------    ---------    ---------
Net increase (decrease) in net assets resulting from operations                            (88,069)     156,512       76,110
--------------------------------------------------------------------------------------   ---------    ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net (3):
  Class A                                                                                       --           --           --
  Class B                                                                                       --           --           --
  Class C                                                                                       --           --           --
  Class S                                                                                       --           --           --
  Class Y                                                                                       --           --           --
Net realized gain on investments (4):
  Class A                                                                                  (11,961)      (6,166)         (44)
  Class B                                                                                     (628)         (62)          --
  Class C                                                                                       --           --           --
  Class S                                                                                       --           --           --
  Class Y                                                                                  (92,209)     (42,827)        (233)
Tax return of capital:
  Class A                                                                                       --           --           --
  Class B                                                                                       --           --           --
  Class C                                                                                       --           --           --
  Class Y                                                                                       --           --           --
--------------------------------------------------------------------------------------   ---------    ---------    ---------
Total distributions                                                                       (104,798)     (49,055)        (277)
--------------------------------------------------------------------------------------   ---------    ---------    ---------
CAPITAL SHARE TRANSACTIONS (1):
Class A
  Proceeds from sales                                                                       37,275       29,841        8,724
  Reinvestment of distributions                                                             11,494        5,924           42
  Payments for redemptions                                                                 (22,539)     (29,091)      (9,284)
  Shares issued in connection with the acquisition of Stellar/Mercantile Fund assets            --           --           --
  Shares issued in connection with the acquisition of the Micro Cap Value Fund
   and Regional Equity Fund                                                                     --           --           --
--------------------------------------------------------------------------------------   ---------    ---------    ---------
Increase (decrease) in net assets from Class A transactions                                 26,230        6,674         (518)
--------------------------------------------------------------------------------------   ---------    ---------    ---------
Class B
  Proceeds from sales                                                                        2,299        1,974          119
  Reinvestment of distributions                                                                595           61           --
  Payments for redemptions                                                                    (357)        (240)          --
  Shares issued in connection with the acquisition of Stellar/Mercantile Fund assets            --           --           --
  Shares issued in connection with the acquisition of the Micro Cap Value Fund
   and Regional Equity Fund                                                                     --           --           --
--------------------------------------------------------------------------------------   ---------    ---------    ---------
Increase (decrease) in net assets from Class B transactions                                  2,537        1,795          119
--------------------------------------------------------------------------------------   ---------    ---------    ---------
Class C
  Proceeds from sales                                                                            1           --           --
  Reinvestment of distributions                                                                 --           --           --
  Payments for redemptions                                                                      --           --           --
--------------------------------------------------------------------------------------   ---------    ---------    ---------
Increase in net assets from Class C transactions                                                 1           --           --
--------------------------------------------------------------------------------------   ---------    ---------    ---------
Class S (2)
  Proceeds from sales                                                                        2,652           --           --
  Reinvestment of distributions                                                                 --           --           --
  Payments for redemptions                                                                    (145)          --           --
--------------------------------------------------------------------------------------   ---------    ---------    ---------
Increase (decrease) in net assets from Class S transactions                                  2,507           --           --
--------------------------------------------------------------------------------------   ---------    ---------    ---------
Class Y (2)
  Proceeds from sales                                                                       68,057      115,738       44,207
  Reinvestment of distributions                                                             84,908       40,308          222
  Payments for redemptions                                                                 (42,992)     (76,850)     (31,952)
  Shares issued in connection with the acquisition of Stellar/Mercantile Fund assets            --           --           --
  Shares issued in connection with the acquisition of the Micro Cap Value Fund
   and Regional Equity Fund                                                                     --           --           --
--------------------------------------------------------------------------------------   ---------    ---------    ---------
Increase (decrease) in net assets from Class Y transactions                                109,973       79,196       12,477
--------------------------------------------------------------------------------------   ---------    ---------    ---------
Increase (decrease) in net assets from capital share transactions                          141,245       87,665       12,078
--------------------------------------------------------------------------------------   ---------    ---------    ---------
Total increase (decrease) in net assets                                                    (51,619)     195,122       87,911
NET ASSETS AT BEGINNING OF PERIOD                                                          368,148      173,026       85,115
======================================================================================   =========    =========    =========
NET ASSETS AT END OF PERIOD                                                              $ 316,529    $ 368,148    $ 173,026
======================================================================================   =========    =========    =========
ACCUMULATED NET INVESTMENT INCOME (LOSS)                                                 $      (3)   $      (5)   $      --
======================================================================================   =========    =========    =========

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                      SMALL CAP
                                                                                                    GROWTH FUND
                                                                                         ----------------------
                                                                                           10/1/00      10/1/99
                                                                                                to           to
                                                                                           9/30/01      9/30/00
                                                                                         ---------    ---------
OPERATIONS:
Investment income (loss) - net                                                           $  (1,568)   $  (1,641)
Net realized gain (loss) on investments                                                    (68,972)     100,117
Net realized gain (loss) on foreign currency                                                    --           --
Net realized gain (loss) on options written                                                     --           --
Net change in unrealized appreciation or depreciation of investments                      (172,542)      81,954
--------------------------------------------------------------------------------------   ---------    ---------
Net increase (decrease) in net assets resulting from operations                           (243,082)     180,430
--------------------------------------------------------------------------------------   ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net (3):
  Class A                                                                                       --           --
  Class B                                                                                       --           --
  Class C                                                                                       --           --
  Class S                                                                                       --           --
  Class Y                                                                                       --           --
Net realized gain on investments (4):
  Class A                                                                                  (10,305)      (3,977)
  Class B                                                                                   (1,633)        (304)
  Class C                                                                                   (1,503)         (54)
  Class S                                                                                       --           --
  Class Y                                                                                  (81,507)     (31,018)
Tax return of capital:
  Class A                                                                                     (271)          --
  Class B                                                                                      (43)          --
  Class C                                                                                      (40)          --
  Class Y                                                                                   (2,148)          --
--------------------------------------------------------------------------------------   ---------    ---------
Total distributions                                                                        (97,450)     (35,353)
--------------------------------------------------------------------------------------   ---------    ---------
CAPITAL SHARE TRANSACTIONS (1):
Class A
  Proceeds from sales                                                                       47,615       65,853
  Reinvestment of distributions                                                             10,189        3,812
  Payments for redemptions                                                                 (49,298)     (60,250)
  Shares issued in connection with the acquisition of Stellar/Mercantile Fund assets            --           --
  Shares issued in connection with the acquisition of the Micro Cap Value Fund
   and Regional Equity Fund                                                                     --           --
--------------------------------------------------------------------------------------   ---------    ---------
Increase (decrease) in net assets from Class A transactions                                  8,506        9,415
--------------------------------------------------------------------------------------   ---------    ---------
Class B
  Proceeds from sales                                                                        1,463        6,013
  Reinvestment of distributions                                                              1,656          303
  Payments for redemptions                                                                  (1,233)      (1,048)
  Shares issued in connection with the acquisition of Stellar/Mercantile Fund assets            --           --
  Shares issued in connection with the acquisition of the Micro Cap Value Fund
   and Regional Equity Fund                                                                     --           --
--------------------------------------------------------------------------------------   ---------    ---------
Increase (decrease) in net assets from Class B transactions                                  1,886        5,268
--------------------------------------------------------------------------------------   ---------    ---------
Class C
  Proceeds from sales                                                                        4,139        7,592
  Reinvestment of distributions                                                              1,542           53
  Payments for redemptions                                                                  (1,831)        (131)
--------------------------------------------------------------------------------------   ---------    ---------
Increase in net assets from Class C transactions                                             3,850        7,514
--------------------------------------------------------------------------------------   ---------    ---------
Class S (2)
  Proceeds from sales                                                                           --           --
  Reinvestment of distributions                                                                 --           --
  Payments for redemptions                                                                      --           --
--------------------------------------------------------------------------------------   ---------    ---------
Increase (decrease) in net assets from Class S transactions                                     --           --
--------------------------------------------------------------------------------------   ---------    ---------
Class Y (2)
  Proceeds from sales                                                                      210,902      199,248
  Reinvestment of distributions                                                             53,055       13,358
  Payments for redemptions                                                                (116,218)    (110,520)
  Shares issued in connection with the acquisition of Stellar/Mercantile Fund assets            --           --
  Shares issued in connection with the acquisition of the Micro Cap Value Fund
   and Regional Equity Fund                                                                     --           --
--------------------------------------------------------------------------------------   ---------    ---------
Increase (decrease) in net assets from Class Y transactions                                147,739      102,086
--------------------------------------------------------------------------------------   ---------    ---------
Increase (decrease) in net assets from capital share transactions                          161,981      124,283
--------------------------------------------------------------------------------------   ---------    ---------
Total increase (decrease) in net assets                                                   (178,551)     269,360
NET ASSETS AT BEGINNING OF PERIOD                                                          552,768      283,408
======================================================================================   =========    =========
NET ASSETS AT END OF PERIOD                                                              $ 374,217    $ 552,768
======================================================================================   =========    =========
ACCUMULATED NET INVESTMENT INCOME (LOSS)                                                 $      --    $      --
======================================================================================   =========    =========

(1)See note 4 in Notes to Financial Statements for additional information.
(2)On September 24, 2001, Class Y and Institutional classes of Micro Cap and Small Cap Core Funds were redesignated as Class S and Class Y, respectively.
(3)Includes distributions in excess of net investment income of $297 and $64 for the period ended September 30, 2001 for Small Cap Value and Small Cap Core Funds, respectively.
(4)Includes distributions in excess of net realized gains of $989 and $2,502 for the period ended September 30, 2001 for Micro Cap and Small Cap Growth Funds, respectively.

The accompanying notes are an integral part of the financial statements.


(104      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

               SMALL CAP                              SMALL CAP
              VALUE FUND                              CORE FUND
  ----------------------    -----------------------------------
    10/1/00      10/1/99      11/1/00      12/1/99      12/1/98
         to           to           to           to           to
    9/30/01      9/30/00      9/30/01     10/31/00     11/30/99
  ---------    ---------    ---------    ---------    ---------

  $   1,655    $     286    $     (40)   $     346    $    (401)
     74,818       68,049       22,966       31,087        2,841
         --           --          207           --           --
         --           --           --           --           --
   (111,001)      23,381      (58,688)       5,810       19,705
  ---------    ---------    ---------    ---------    ---------
    (34,528)      91,716      (35,555)      37,243       22,145
  ---------    ---------    ---------    ---------    ---------


       (109)          --           --           (4)         (50)
         (1)          --           --           --           (6)
         (1)          --           --           --           --
         --           --           --           (2)        (108)
     (2,125)          --          (64)        (270)        (546)

     (5,677)         (53)      (1,982)        (170)          --
     (2,179)          (5)        (295)         (21)          --
       (181)          --           --           --           --
         --           --         (947)         (49)          --
    (66,578)      (1,495)     (27,758)      (2,115)          --

         --           --           --           --           --
         --           --           --           --           --
         --           --           --           --           --
         --           --           --           --           --
  ---------    ---------    ---------    ---------    ---------
    (76,851)      (1,553)     (31,046)      (2,631)        (710)
  ---------    ---------    ---------    ---------    ---------


     11,354       12,390       14,407          408          748
      5,639           52        1,889          166           48
    (10,252)     (15,074)     (14,993)      (2,170)      (5,010)
         --           --       10,478           --           --

         --       21,098           --           --           --
  ---------    ---------    ---------    ---------    ---------
      6,741       18,466       11,781       (1,596)      (4,214)
  ---------    ---------    ---------    ---------    ---------

      1,999          848        1,125          150           75
      2,146            5          282           20            6
     (2,275)      (3,656)        (562)        (206)        (442)
         --           --          389           --           --

         --       13,248           --           --           --
  ---------    ---------    ---------    ---------    ---------
      1,870       10,445        1,234          (36)        (361)
  ---------    ---------    ---------    ---------    ---------

      4,274          991           --           --           --
        179            1           --           --           --
       (311)        (113)          --           --           --
  ---------    ---------    ---------    ---------    ---------
      4,142          879           --           --           --
  ---------    ---------    ---------    ---------    ---------

         --           --        1,896        4,408        2,214
         --           --          866           51          108
         --           --       (2,003)      (3,229)     (26,973)
  ---------    ---------    ---------    ---------    ---------
         --           --          759        1,230      (24,651)
  ---------    ---------    ---------    ---------    ---------

    177,439       89,113      117,240       16,703       24,124
     54,016        1,298       22,377        1,996          459
   (130,010)    (170,625)    (109,605)     (27,051)     (60,237)
         --           --      187,640           --           --

         --      110,330           --           --           --
  ---------    ---------    ---------    ---------    ---------
    101,445       30,116      217,652       (8,352)     (35,654)
  ---------    ---------    ---------    ---------    ---------
    114,198       59,906      231,426       (8,754)     (64,880)
  ---------    ---------    ---------    ---------    ---------
      2,819      150,069      164,825       25,858      (43,445)
    482,509      332,440      149,928      124,070      167,515
  =========    =========    =========    =========    =========
  $ 485,328    $ 482,509    $ 314,753    $ 149,928    $ 124,070
  =========    =========    =========    =========    =========
  $      --    $     285    $      (3)   $      48    $      --
  =========    =========    =========    =========    =========


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      105)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                                    REALIZED AND
                        NET ASSET                     UNREALIZED     DIVIDENDS                    DISTRIBUTIONS
                            VALUE             NET       GAINS OR      FROM NET    DISTRIBUTIONS            FROM
                        BEGINNING      INVESTMENT    (LOSSES) ON    INVESTMENT             FROM       RETURN OF
                        OF PERIOD   INCOME (LOSS)    INVESTMENTS        INCOME    CAPITAL GAINS         CAPITAL
                       ----------   -------------   ------------    ----------    -------------   -------------
MICRO CAP FUND(2)
Class A
 2001(3)(7)             $  31.26        $ (0.17)        $ (5.20)      $    --         $ (9.00)             --
 2000(7)                   21.80          (0.40)          15.99            --           (6.13)             --
 1999                      12.38          (0.26)           9.71            --           (0.03)             --
 1998(7)                   17.47          (0.25)          (3.17)           --           (1.67)             --
 1997                      16.16          (0.18)           4.24            --           (2.75)             --
Class B
 2001(3)(7)             $  30.84        $ (0.31)        $ (5.09)      $    --         $ (9.00)             --
 2000(7)                   21.69          (0.61)          15.89            --           (6.13)             --
 1999(6)(7)                13.74          (0.30)           8.25            --              --              --
Class C
 2001(5)(7)             $  16.34        $    --         $  0.56       $    --         $    --              --
Class S
 2001(4)(7)             $  20.01        $ (0.19)        $ (2.93)      $    --         $    --              --
Class Y
 2001(3)(7)             $  31.83        $ (0.12)        $ (5.33)      $    --         $ (9.00)             --
 2000                      22.06          (0.31)          16.21            --           (6.13)             --
 1999                      12.49          (0.19)           9.79            --           (0.03)             --
 1998                      17.57          (0.22)          (3.19)           --           (1.67)             --
 1997                      16.20          (0.15)           4.27            --           (2.75)             --
-------                 --------        -------         -------       -------         -------              --
SMALL CAP GROWTH FUND
Class A(8)
 2001(7)                $  24.47        $ (0.08)        $ (8.55)      $    --         $ (4.46)        $ (0.10)
 2000                      16.77          (0.12)           9.89            --           (2.07)             --
 1999                      11.90          (0.06)           4.95            --           (0.02)             --
 1998                      17.41          (0.09)          (2.67)           --           (2.64)          (0.11)
 1997                      17.11          (0.16)           5.66         (0.04)          (5.16)             --
Class B
 2001(7)                $  23.17        $ (0.19)        $ (7.98)      $    --         $ (4.47)        $ (0.09)
 2000                      16.07          (0.23)           9.40            --           (2.07)             --
 1999                      11.50          (0.14)           4.73            --           (0.02)             --
 1998(9)                   13.74          (0.02)          (2.22)           --              --              --
Class C
 2001(7)                $  24.17        $ (0.20)        $ (8.39)      $    --         $ (4.49)        $ (0.07)
 2000                      16.68          (0.13)           9.69            --           (2.07)             --
 1999(10)                  15.48          (0.08)           1.28            --              --              --
Class S
 2001(7)(11)            $  11.17        $    --         $  0.11       $    --         $    --         $    --
Class Y
 2001(7)                $  24.79        $ (0.04)        $ (8.69)      $    --         $ (4.49)        $ (0.07)
 2000                      16.92          (0.06)          10.00            --           (2.07)             --
 1999                      11.98          (0.02)           4.98            --           (0.02)             --
 1998(9)                   14.29             --           (2.31)           --              --              --
-------                 --------        -------         -------       -------         -------         -------

 (1)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
 (2)The financial highlights for the Micro Cap Fund as set forth herein include the historical financial highlights of the Firstar Micro Cap Fund. The assets of the Firstar Fund were acquired by the First American Micro Cap Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Micro Cap Fund were exchanged for Class A shares of the First American Micro Cap Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and
    (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.
 (3)Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return.
 (4)Class S shares have been offered since December 11, 2000. All ratios for the period have been annualized, except total return.
 (5)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.
 (6)Class B shares have been offered since March 1, 1999. All ratios for the period have been annualized, except total return.
 (7)Per share data calculated using average shares outstanding method.
 (8)Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the reorganization of the FAIF Small Cap Growth Fund and the Piper Small Company Growth Fund, that occurred on July 31, 1998. Piper Small Company Growth Fund is the financial reporting survivor. Therefore, the financial highlights for the Small Cap Growth Fund represent the financial highlights information of the former Piper Small Company Growth Fund. On July 31, 1998, the fund's advisor changed from Piper Capital Management, Inc. to U.S. Bank National Association.
 (9)Class Y and Class B share have been offered since July 31, 1998. There is no historical information for these classes of Piper Small Company Growth Fund prior to the reorganization on July 31, 1998. All ratios for the period have been annualized, except total return.
(10)Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized, except total return.
(11)Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.


(106      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                 RATIO OF        RATIO OF NET
                                                              RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
 NET ASSET                                       RATIO OF       INVESTMENT        AVERAGE   (LOSS) TO AVERAGE
     VALUE                      NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS          NET ASSETS   PORTFOLIO
    END OF           TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
    PERIOD      RETURN (1)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)            WAIVERS)        RATE
---------      -----------    ------------    -----------    -------------   ------------   -----------------  ----------


 $  16.89         (21.51)%      $ 45,233          1.93%           (0.91)%         1.99%            (0.97)%          125%
    31.26          87.43          43,031          1.96            (1.31)          1.96             (1.31)           179
    21.80          76.54          21,988          2.01            (1.43)          2.02             (1.44)           200
    12.38         (21.71)         12,419          1.99            (1.63)          2.06             (1.70)           136
    17.47          29.78          16,793          1.95            (1.45)          2.03             (1.53)           158

 $  16.44         (22.07)%      $  3,165          2.68%           (1.68)%         2.74%            (1.74)%          125%
    30.84          86.13           2,136          2.71            (2.06)          2.71             (2.06)           179
    21.69          57.86             140          2.78            (2.36)          2.78             (2.36)           200

 $  16.90           3.43%       $      1          1.63%           (0.41)%         1.76%            (0.54)%          125%

 $  16.89         (15.59)%      $  2,014          1.94%           (1.06)%         2.00%            (1.12)%          125%

 $  17.38         (21.35)%      $266,115          1.68%           (0.64)%         1.74%            (0.70)%          125%
    31.83          87.90         322,981          1.71            (1.06)          1.71             (1.06)           179
    22.06          77.06         150,898          1.76            (1.18)          1.77             (1.19)           200
    12.49         (21.51)         72,696          1.74            (1.38)          1.81             (1.45)           136
    17.57          30.12         103,840          1.70            (1.20)          1.78             (1.28)           158
 --------         ------        --------          ----            -----           ----             -----            ---


 $  11.28         (41.71)%      $ 31,913          1.15%           (0.51)%         1.15%            (0.51)%          265%
    24.47          62.07          57,148          1.14            (0.57)          1.14             (0.57)           230
    16.77          41.11          32,203          1.14            (0.39)          1.15             (0.40)           110
    11.90         (18.66)         28,252          1.29            (0.61)          1.43             (0.75)            92
    17.41          45.66          35,647          1.34            (0.75)          1.98             (1.39)           109

 $  10.44         (42.14)%      $  5,009          1.90%           (1.27)%         1.90%            (1.27)%          265%
    23.17          60.95           8,440          1.89            (1.30)          1.89             (1.30)           230
    16.07          39.92           2,217          1.90            (1.16)          1.91             (1.17)           110
    11.50         (16.30)          1,104          1.90            (1.20)          1.90             (1.20)            92

 $  11.02         (42.14)%      $  6,378          1.90%           (1.28)%         1.90%            (1.28)%          265%
    24.17          61.06           8,205          1.89            (1.28)          1.89             (1.28)           230
    16.68           7.75             309          1.90            (1.18)          1.91             (1.19)           110

 $  11.28           0.98%       $     --          0.00%            0.00%          0.00%             0.00%           265%

 $  11.50         (41.55)%      $330,917          0.90%           (0.28)%         0.90%            (0.28)%          265%
    24.79          62.58         478,975          0.89            (0.30)          0.89             (0.30)           230
    16.92          41.42         248,679          0.90            (0.16)          0.91             (0.17)           110
    11.98         (16.17)        113,874          0.90            (0.20)          0.90             (0.20)            92
 --------         ------        --------          ----            -----           ----             -----            ---


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      107)

FINANCIAL HIGHLIGHTs For a share outstanding, throughout the periods ended September 30, unless otherwise indicated

                                                    REALIZED AND
                        NET ASSET                     UNREALIZED     DIVIDENDS
                            VALUE             NET       GAINS OR      FROM NET   DISTRIBUTIONS
                        BEGINNING      INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                        OF PERIOD   INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
                       ----------   -------------   ------------    ----------   -------------
SMALL CAP VALUE FUND(B)
Class A
 2001(8)                $  17.09        $  0.02         $ (0.97)      $ (0.05)       $ (2.69)
 2000                      13.94          (0.01)           3.23            --          (0.07)
 1999                      13.58           0.01            1.47         (0.01)         (1.11)
 1998(1)                   18.20           0.04           (3.38)        (0.01)         (1.27)
 1997(2)                   17.86          (0.03)           0.37            --             --
 1997(9)                   13.95           0.01            5.43         (0.01)         (1.52)
Class B
 2001(8)                $  16.76        $ (0.09)        $ (0.97)      $    --        $ (2.69)
 2000                      13.77          (0.09)           3.15            --          (0.07)
 1999                      13.53           0.02            1.33            --          (1.11)
 1998(1)                   18.23           0.01           (3.43)        (0.01)         (1.27)
 1997(3)(4)                18.22             --            0.01            --             --
Class C
 2001(8)                $  16.88        $ (0.10)        $ (0.95)      $ (0.01)       $ (2.69)
 2000                      13.87          (0.06)           3.14                        (0.07)
 1999(5)                   13.48           0.01            0.38            --             --
Class S
 2001(6)(8)             $  12.84        $    --         $  0.56       $    --        $    --
Class Y
 2001(8)                $  17.19        $  0.06         $ (1.00)      $ (0.08)       $ (2.69)
 2000                      13.98           0.02            3.26            --          (0.07)
 1999                      13.60           0.01            1.50         (0.02)         (1.11)
 1998(1)                   18.23           0.06           (3.38)        (0.04)         (1.27)
 1997(2)                   17.87          (0.01)           0.37            --             --
 1997(11)                  13.96           0.04            5.43         (0.04)         (1.52)
-------                 --------        -------         -------       -------        -------
SMALL CAP CORE FUND(C)
Class A
 2001(8)(9)             $  17.60        $ (0.03)        $ (1.89)      $    --        $ (3.71)
 2000(8)(10)               13.84          (0.10)           4.13         (0.01)         (0.26)
 1999(8)                   11.86          (0.07)           2.10            --          (0.05)
 1998                      15.03          (0.06)          (1.89)           --          (1.22)
 1997                      13.40          (0.05)           2.50            --          (0.82)
Class B
 2001(8)(9)             $  16.90        $ (0.12)        $ (1.79)      $    --        $ (3.71)
 2000(8)(10)               13.38          (0.13)           3.92            --          (0.27)
 1999(8)                   11.53          (0.16)           2.06            --          (0.05)
 1998                      14.74          (0.14)          (1.85)           --          (1.22)
 1997                      13.24          (0.13)           2.45            --          (0.82)
Class C
 2001(7)(8)             $  11.72        $    --         $  0.25       $    --        $    --
Class S
 2001(8)(9)             $  17.55        $ (0.01)        $ (1.89)      $    --        $ (3.71)
 2000(8)(10)               13.80          (0.01)           4.03         (0.01)         (0.26)
 1999(8)                   11.82          (0.07)           2.10            --          (0.05)
 1998                      14.98          (0.07)          (1.87)           --          (1.22)
 1997                      13.36          (0.04)           2.48            --          (0.82)
Class Y
 2001(8)(9)             $  17.92        $  0.00         $ (1.95)      $    --        $ (3.71)
 2000(8)(10)               14.07           0.05            4.10         (0.03)         (0.27)
 1999(8)                   12.02          (0.03)           2.13            --          (0.05)
 1998                      15.17          (0.02)          (1.91)           --          (1.22)
 1997                      13.49           0.01            2.50         (0.01)         (0.82)
-------                 --------        -------         -------       -------        -------

(A)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(B)The financial highlights for Small Cap Value Fund as set forth herein include the historical financial highlights of the Qualivest Small Companies Fund Class A and Class Y shares. The assets of the Qualivest Small Companies Fund were acquired by Small Cap Value Fund on November 21, 1997. In connection with such acquisition, (i) Class A and Class C shares of the Qualivest Small Companies Fund were exchanged for Class A shares of Small Cap Value Fund; and
   (ii) Qualivest Class Y shares were exchanged for Class Y shares of Small Cap Value Fund.
(C)The financial highlights for the Small Cap Core Fund as set forth herein include the historical financial highlights of the Firstar Small Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Small Cap Core Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Small Cap Core Fund were exchanged for Class A shares of the First American Small Cap Core Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.

The accompanying notes are an integral part of the financial statements.


(108      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                               RATIO OF        RATIO OF NET
                                                            RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
 NET ASSET                                     RATIO OF       INVESTMENT        AVERAGE   (LOSS) TO AVERAGE
     VALUE                    NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS          NET ASSETS   PORTFOLIO
    END OF         TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
    PERIOD    RETURN (A)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)            WAIVERS)        RATE
----------   -----------    ------------    -----------    -------------    -----------   -----------------   ---------


 $  13.40       (6.36)%       $ 34,292          1.15%           0.11%           1.15%             0.11%            53%
    17.09        23.19          35,858          1.14           (0.13)           1.16             (0.15)            73
    13.94        11.12          11,567          1.14           (0.17)           1.14             (0.17)            44
    13.58       (19.48)         13,551          1.13            0.15            1.13              0.15             21
    18.20         1.90          19,194          1.37           (0.38)           1.37             (0.38)             3
    17.86        41.71          22,429          1.31            0.01            1.31              0.01             29

 $  13.01       (7.24)%       $ 12,392          1.90%          (0.64)%          1.90%            (0.64)%           53%
    16.76        22.31          13,646          1.88           (0.89)           1.90             (0.91)            73
    13.77        10.16           1,005          1.89           (0.93)           1.89             (0.93)            44
    13.53       (19.91)            618          1.88           (0.53)           1.88             (0.53)            21
    18.23         0.05               1          1.90           (1.53)           1.90              1.53              3

 $  13.13       (7.08)%       $  4,547          1.90%          (0.65)%          1.90%            (0.65)%           53%
    16.88        22.29           1,099          1.88           (0.84)           1.91             (0.87)            73
    13.87         2.89             116          1.89           (1.04)           1.89             (1.04)            44

 $  13.40         4.36%       $     --          0.00%           0.00%           0.00%             0.00%            53%

 $  13.48       (6.25)%       $434,097          0.90%           0.37%           0.90%             0.37%            53%
    17.19        23.56         431,906          0.89            0.11            0.91              0.09             73
    13.98        11.36         319,752          0.89            0.08            0.89              0.08             44
    13.60       (19.31)        367,035          0.88            0.40            0.88              0.40             21
    18.23         2.01         461,046          1.06           (0.06)           1.06             (0.06)             3
    17.87        41.96         449,988          1.06            0.25            1.06              0.25             29
 --------       ------        --------          ----           -----            ----             -----             --


 $  11.97       (12.63)%      $ 17,351          1.19%          (0.24)%          1.22%            (0.27)%          204%
    17.60        29.65           9,538          1.28           (0.01)           1.39             (0.12)            91
    13.84        17.21           8,885          1.26           (0.57)           1.36             (0.67)            72
    11.86       (14.19)         11,601          1.25           (0.45)           1.35             (0.55)            70
    15.03        19.45          14,213          1.25           (0.29)           1.35             (0.39)            80

 $  11.28       (13.21)%      $  1,979          1.93%          (0.99)%          1.97%            (1.03)%          204%
    16.90        28.81           1,331          1.98           (0.71)           2.09             (0.82)            91
    13.38        16.57           1,094          1.96           (1.27)           2.06             (1.37)            72
    11.53       (14.79)          1,286          1.95           (1.15)           2.05             (1.25)            70
    14.74        18.62           1,503          1.95           (0.99)           2.05             (1.09)            80

 $  11.97         2.13%       $     --          0.00%           0.00%           0.00%             0.00%           204%

 $  11.94       (12.52)%      $  3,721          1.07%          (0.05)%          1.14%            (0.12)%          204%
    17.55        29.67           4,442          1.28           (0.01)           1.39             (0.12)            91
    13.80        17.27           2,448          1.26           (0.59)           1.36             (0.69)            72
    11.82       (14.17)         25,037          1.25           (0.45)           1.35             (0.55)            70
    14.98        19.41          34,395          1.25           (0.29)           1.35             (0.39)            80

 $  12.26       (12.49)%      $291,706          0.93%           0.01%           0.96%            (0.02)%          204%
    17.92        30.01         134,617          0.98            0.29            1.39             (0.12)            91
    14.07        17.57         111,643          0.96           (0.26)           1.36             (0.66)            72
    12.02       (13.90)        129,591          0.95           (0.16)           1.35             (0.56)            70
    15.17        19.77         211,643          0.95            0.01            1.35             (0.39)            80
 --------       ------        --------          ----           -----            ----             -----            ---

 (1)Effective in 1998, the Fund's fiscal year end was changed from November 30 to September 30. All ratios for the period have been annualized, except total return.
 (2)Effective in 1997, the Fund's fiscal year end was changed from July 31 to November 30. All ratios for the period have been annualized, except total return.
 (3)Class B shares have been offered since November 24, 1997. All ratios for the period have been annualized, except total return.
 (4)For the period November 24, 1997 to November 30, 1997. All ratios for the period have been annualized, except total return.
 (5)Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized, except total return.
 (6)Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.
 (7)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.
 (8)Per share data calculated using average shares outstanding method.
 (9)Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return.
(10)Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return.
(11)For the period ended July 31.


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      109)

STATEMENTS OF NET ASSETS September 30, 2001

EMERGING MARKETS FUND

DESCRIPTION                                          SHARES     VALUE (000)
---------------------------------------------------------------------------
FOREIGN COMMON STOCKS - 92.7%
CHINA - 15.7%
Beijing Enterprises Hldgs                           170,000            $169
Beilinh Dating Power Gen-H                        2,156,000             774
China Merchants Holdings International              448,000             264
China Resources Beijing Land                        580,000             138
China Resources Enterprises                         464,000             405
China Southern Airlines, Cl H*                    1,218,000             250
Cnoc Ltd                                          1,366,500           1,349
Denway Motors*                                    3,070,800             817
Greencool Technology                                500,000             167
Huaneng Power Intl Inc-H                          1,864,000           1,052
PetroChina                                        4,773,000             906
Travelsky Technology Ltd                            329,000             221
Tsingtao Brewery                                    500,000             133
Yanzou Coal Mining                                  745,000             224
                                                                     ------
                                                                      6,869
                                                                     ------
CROATIA - 0.5%
Pliva Dd Gdr 144A                                    24,600             223
                                                                     ------
HUNGARY - 5.8%
EGIS                                                  4,365             180
Richter Gedeon                                       33,100           1,843
OTP Bank                                             11,000             531
                                                                     ------
                                                                      2,554
                                                                     ------
INDIA - 1.5%
Doctor Reddy's Lab                                    9,200             205
Ranbaxy Laboratories Ltd                             33,500             455
                                                                     ------
                                                                        660
                                                                     ------
INDONESIA - 0.7%
Astra Intl Idr1000                                  524,500             104
Hm Sampoerna TBK PT                                 350,000             115
Pt Gudang Garam Tbk                                 109,000             112
                                                                     ------
                                                                        331
                                                                     ------
ISRAEL - 2.4%
Teva Pharmaceutical Industries ADR                   17,400           1,052
                                                                     ------
KOREA - 11.6%
Hite Brewery                                          4,980             177
Humax Co Ltd                                         10,000             145
Hyundai Development                                  50,000             196
Hyundai Motor                                        49,600             636
Kia Motors Corporation                               28,000             152
Kookmin Bank                                         18,300             225
Kookmin Credit Card Co Ltd                           18,450             462
Pacific Corporation                                   9,280             680
Pohang Iron & Steel                                  12,000             740
Samsung Corporation                                  26,400             117
Samsung Electronics                                   3,100             331
Samsung Securities                                   22,600             491
Samung Fire & Marine Insurance                        5,100             140
SK Telecom                                            2,400             381
Ssangyong Oil Refining                                6,270             195
                                                                     ------
                                                                      5,068
                                                                     ------
MEXICO - 28.0%
America Movil-Series L*                              26,800             397
Aracruz Celulose, ADR                                61,100             907
Cemex S.A.                                          453,000           1,800
Coca Cola Femsa ADR                                  63,200           1,248
Fomento Economico Mexico, ADR                        42,700           1,216

EMERGING MARKETS FUND (CONTINUED)

DESCRIPTION                                          SHARES    VALUE (000)
---------------------------------------------------------------------------
Grupo Carso                                         104,400          $ 235
Grupo Financiero Bbva Banc, Cl O                  1,881,400          1,325
Grupo Modelo, Cl C                                  109,000            253
Grupo Posadas, Cl A*                              1,061,000            948
Telefonos de Mexico ADR                              61,500          1,986
Walmart de Mexico*                                  930,000          1,955
                                                                    -------
                                                                    12,270
                                                                   --------
PANAMA - 1.6%
Panamerican Beverages                                41,500            699
                                                                   --------
POLAND - 0.8%
Ceska Sporitelna A.S.                                47,200            334
                                                                   --------
RUSSIA - 5.6%
Lukoil Holding Spnsr Adr                             12,900            484
Mobile Telesystems*                                  24,700            606
Surgutneftegaz-Sp Adr                                57,000            638
Vimpel Communications                                14,000            230
Yukos-Adr                                            10,000            481
                                                                   --------
                                                                     2,439
                                                                   --------
SOUTH AFRICA - 12.1%
Anglo American                                      142,000         1,693
Firstrand Limited                                   380,000           314
Sasol Ltd                                           152,400         1,245
South African Breweries                              39,900           245
Standard Bank Investment                            526,200         1,805
                                                                   --------
                                                                    5,302
                                                                   --------
TAIWAN - 3.6%
Asustek Computer Inc                                109,000           327
Fubon Insurance                                     598,000           461
Taiwan Semiconductor                                393,315           532
Taiwan Semiconductor Manufacturing*                  27,000           254
                                                                   --------
                                                                    1,574
                                                                   --------
THAILAND - 2.8%
Advanced Info Service                                55,000           589
Bangkok Bank (A)*                                   349,300           318
Land & House Public Co Ltd                          159,000           125
Siam Cement                                          17,200           184
                                                                   --------
                                                                    1,216
                                                                   --------
TOTAL FOREIGN COMMON STOCKS
                                                                   40,591
                                                                   --------
FOREIGN PREFERRED STOCKS - 3.5%
BRAZIL - 3.5%
Ambev                                             3,490,000           559
Banco Itau                                       15,510,000           987
                                                                   --------
                                                                    1,546
                                                                   --------
TOTAL FOREIGN PREFERRED STOCKS
                                                                    1,546
                                                                   --------
RELATED PARTY MONEY MARKET FUND - 2.9%
First American Prime Obligations Fund (B)         1,278,788         1,279
                                                                   --------
TOTAL RELATED PARTY MONEY MARKET FUND
                                                                    1,279
                                                                   --------
TOTAL INVESTMENTS - 99.1%
   (Cost $49,558)                                                  43,416
                                                                   --------
OTHER ASSETS AND LIABILITIES, NET - 0.9%
                                                                      373
                                                                   --------

The accompanying notes are an integral part of the financial statements.


(110      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                           VALUE (000)
-----------------------------------------------------------------
NET ASSETS:
Portfolio capital                                       $ 57,801
Accumulated net investment loss                             (157)
Accumulated net realized loss on
 investments                                              (7,721)
Net unrealized depreciation of
 investments                                              (6,142)
Net unrealized appreciation of foreign
 currency and translation of other assets
 and liabilities in foreign currency                           8
                                                        --------
TOTAL NET ASSETS - 100.0%                               $ 43,789
                                                        --------
CLASS A:
Net asset value and redemption price per share
 (net assets of $3,243,862 and 552,985 shares of
 capital stock issued and outstanding)(F)               $   5.87
Maximum sales charge of 5.50%                               0.34
                                                        --------
Offering price per share(C)                             $   6.21
                                                        --------
CLASS B:
Net asset value and offering price per share
 (net assets of $173,389 and 30,258 shares of
 capital stock issued and outstanding)(D)(F)            $   5.73
                                                        --------
CLASS C:
Net asset value per share (net assets of
 $89,530 and 15,436 shares of capital
 stock issued and outstanding)(D)(F)                    $   5.80
Maximum sales charge of 1.00%                               0.06
                                                        --------
Offering price per share(E)                             $   5.86
                                                        --------
CLASS S:
Net asset value, offering price and redemption
 price per share (net assets of $10 and 2 shares
 of capital stock issued and outstanding)(F)            $   5.87
                                                        --------
CLASS Y:
Net asset value, offering price and redemption
 price per share (net assets of $40,281,933 and
 6,803,758 shares of capital stock issued and
 outstanding)(F)                                        $   5.92
                                                        --------

*Non-income producing

(A)Security sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933 , as amended, and may be sold only to dealers in that program or other "qualified institutional investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

(B)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also notes to the finacial statements.

(C)The offering is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(D)Class B and C have a contingent deferred sales charge. For a possible redemption charge, see the notes to the financial statements.

(E)The offering is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(F)$.0001 par value and 2 billion authorized shares

ADR - American Depositary Receipt
Cl - Class

EMERGING MARKETS FUND (CONCLUDED)

DESCRIPTION
---------------------------------------------------------------------

At September 30, 2001, sector diversification of the Fund was as follows:

                                              % of
                                            Net Assets     Value (000)
                                           ------------   ------------
FOREIGN COMMON STOCK
Beverages & Tobacco                            9.59%        $ 4,198
Health/Personal Care                          10.08           4,415
Energy Sources                                 9.77           4,277
Banking                                        7.34           3,212
Telecommunications                             9.57           4,189
Multi-Industry                                 6.32           2,766
Financial Services                             5.92           2,592
Bldg Mat/Components                            4.54           1,984
Merchandising                                  4.46           1,955
Utilities - Elec/Gas                           4.17           1,826
Automobiles                                    3.90           1,709
Chemicals                                      3.35           1,468
Elec Component/Instr                           3.30           1,446
Leisure & Tourism                              2.16             948
Forest Product/Paper                           2.07             907
Metals - Steel                                 1.69             740
Insurance                                      1.37             601
Real Estate                                    0.60             263
Transport - Airlines                           0.57             250
Business/Public Srvc                           0.50             221
Construction/Housing                           0.45             196
Machinery/Engineer                             0.38             166
Elec/Electronics                               0.33             145
Wholesale/Int'l Trd                            0.27             117
                                             ------         -------
TOTAL FOREIGN COMMON STOCKS                    92.7          40,591
TOTAL FOREIGN PREFERRED STOCKS                  3.5           1,546
TOTAL RELATED PARTY MONEY MARKET FUND           2.9           1,279
                                             ------         -------
TOTAL INVESTMENTS                              99.1          43,416
OTHER ASSETS AND LIABILITIES, NET               0.9             373
                                             ------         -------
NET ASSETS                                    100.0%        $43,789
                                             ======         =======


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      111)

STATEMENTS OF NET ASSETS September 30, 2001

INTERNATIONAL FUND

DESCRIPTION                                  SHARES      VALUE (000)
-------------------------------------------------------------------
FOREIGN COMMON STOCKS - 92.6%
AUSTRALIA - 3.1%
Aristocrat Leiure                         1,050,000          $3,275
BRL Hardy Limited                            11,007              55
BRL Hardy Limited - Rights                    1,101              --
Macquarie Bank                              361,200           6,417
Southcorp                                 1,559,855           5,812
Woodside Petroleum                        1,156,400           7,881
                                                            -------
                                                             23,440
                                                            -------
DENMARK - 1.5%
Carlsberg, Cl A                                 562              22
Carlsberg, Cl B                             189,380           8,071
Vestas Wind System                          123,820           3,685
                                                            -------
                                                             11,778
                                                            -------
FINLAND - 0.0%
Instrumentarium                                   1              --
                                                            -------
FRANCE - 16.3%
Atos Origin                                  78,980           5,539
Aventis                                     171,090          12,980
BNP Paribas                                 120,750           9,876
Castorama Dubois Investisse                 155,120           7,204
Compagnie de Saint-Gobain                    73,600          10,122
Orange SA                                 1,666,655          12,143
Sanofi-Synthelabo SA                        236,357          15,391
STMicroelectronics NV                       286,500           6,153
Total Fina Elf SA, Cl B                     111,419          14,967
Vinci                                       242,300          14,233
Vivendi Environment*                        249,990           9,681
Vivendi Universal                           132,200           6,122
                                                            -------
                                                            124,411
                                                           --------
GERMANY - 7.5%
Allianz, Registered                          53,690          12,176
Deutsche Post AG                            715,000          10,354
Deutsche Telekom AG                         581,000           9,043
Fresenius Medical Care                      179,895          13,762
MLP AG                                      163,015           9,724
Schering AG                                  42,700           2,119
                                                           --------
                                                             57,178
                                                           --------
HONG KONG - 3.8%
China Mobile Hong Kong*                     912,500           2,884
China Resources                           6,240,000           5,440
Hang Seng Bank                              692,800           7,173
Hutchison Whampoa                         1,056,500           7,789
Wharf Holdings                            3,538,000           5,829
                                                           --------
                                                             29,115
                                                           --------
IRELAND - 3.9%
Bank of Ireland                             239,300           1,896
CRH                                         534,960           7,941
Elan ADR*                                   176,400           8,546
Irish Life & Permanent                    1,159,300          11,403
                                                           --------
                                                             29,786
                                                           --------
ITALY - 2.5%
Assicurazioni Generali                      221,725          5,957
Autogrill                                   575,800          3,954
Ente Nazionale Idrocarburi                  726,200          9,015
Gucci Group                                   6,500            531
                                                           --------
                                                             19,457
                                                           --------

INTERNATIONAL FUND (CONTINUED)

DESCRIPTION                                  SHARES      VALUE (000)
-------------------------------------------------------------------
JAPAN - 20.8%
Asahi Bank                                2,481,000        $ 2,770
Avex                                        133,800          4,942
Brother Industries                        1,866,000          5,247
Canon                                       289,000          7,933
Daiichi Pharmaceutical                      255,000          5,351
Daiwa Securities Group                      759,000          5,263
Fanuc                                       104,100          3,906
Fast Retailing                               85,100          9,565
Fuji Heavy                                  671,000          3,087
Fuji Photo Film                             107,000          3,682
Fuji Television Network                         783          3,904
Furukawa Electric                           673,000          3,661
Hitachi                                     613,000          4,080
Honda Motor                                 182,100          5,916
Japan Radio                               1,193,000          3,906
Kanebo*                                   2,169,000          3,951
Kanematsu*                                2,187,000          3,929
Keyence                                      25,300          3,398
Kose                                         37,560          1,261
Meitec                                      118,100          3,073
Mizuho Holdings                               1,154          4,456
NGK Insulators                              712,000          5,457
Nintendo                                     36,800          5,308
Nippon Foundry                                  564          3,172
Nippon Mitsubishi Oil                           925              4
Nippon Telegraph & Telephone                    994          4,639
Nissan Motor                              1,342,000          5,599
NTT Mobile Communications                       492          6,649
Olympus Optical                             274,000          3,853
Promise                                      86,100          5,782
Rohm                                         48,100          4,684
Sony                                        126,600          4,665
Sumitomo Bank                               602,000          4,316
Takeda Chemical Industries                  103,800          4,792
Tohoku Pioneer                               47,300          1,112
Tokyo Broadcasting System                    12,000            211
Toys R Us-Japan                              44,100          1,096
Yamada Denki                                 71,100          4,619
                                                           --------
                                                           159,239
                                                           --------
MALAYSIA - 0.0%
Silverstone*                                  3,325             --
                                                           --------
MEXICO - 0.6%
Telefonos de Mexico ADR                     137,000          4,424
                                                           --------
NETHERLANDS - 1.5%
ASML Holding*                               286,700          3,191
Elsevier                                    752,410          8,778
                                                           --------
                                                            11,969
                                                           --------
SINGAPORE - 1.4%
Capitaland*                               3,721,000          2,802
Datacraft Asia Limited                      908,840          2,981
Singapore Telecom                         4,681,000          4,797
                                                           --------
                                                            10,580
                                                           --------
SPAIN - 3.4%
Banco Santander Central Hispano           1,418,340         10,876
NH Hoteles                                  733,460          6,446
Telefonica                                  768,510          8,497
                                                           --------
                                                            25,819
                                                           --------

The accompanying notes are an integral part of the financial statements.


(112      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                       SHARES   VALUE (000)
---------------------------------------------------------------------
SWEDEN - 1.2%
Skandinaviska Enskilda                         1,314,610     $   9,181
                                                             ----------
                                                                 9,181
                                                             ----------
SWITZERLAND - 5.6%
Jomed                                            111,330         2,142
Nestle, Registered                                76,550        16,338
Novartis, Registered                             280,300        10,976
UBS, Registered                                  294,513        13,774
                                                             ----------
                                                                43,230
                                                             ----------
TAIWAN - 0.5%
Taiwan Semiconductor                             378,460         3,592
                                                             ----------
UNITED KINGDOM - 19.0%
BP Amoco                                       1,923,600        15,889
Celltech*                                        645,645         6,576
CGNU                                             836,800        10,325
Compass Group                                  1,714,200        11,954
Dixons Group                                   2,679,461         7,256
Electrocomponents                              1,522,600         9,153
Galen Holdings                                   453,900         4,245
Glaxosmithkline*                                  33,781           953
Lloyds TSB Group                                 927,000         8,856
Misys                                            937,150         2,803
Next                                             655,600         8,624
Reckit Benckiser                                 994,030        14,288
Scottish and Southern Energy                   1,527,400        14,547
Tesco                                          2,898,490        10,906
Trinity Mirror                                         1            --
Vodafone AirTouch                              8,513,250        18,768
                                                             ----------
                                                               145,143
                                                             ----------
TOTAL FOREIGN COMMON STOCKS                                    708,342
                                                             ----------
RELATED PARTY MONEY MARKET FUND - 1.2%
First American Prime Obligations Fund(A)       9,123,771         9,124
                                                             ----------
TOTAL RELATED PARTY MONEY MARKET FUND                            9,124
                                                             ----------
TOTAL INVESTMENTS - 93.8%
   (Cost $847,962)                                             717,466
                                                             ----------
OTHER ASSETS AND LIABILITIES, NET - 6.2%(E)                     47,451
                                                             ----------


INTERNATIONAL FUND (CONTINUED)

DESCRIPTION                                                  VALUE (000)
-----------------------------------------------------------------------
NET ASSETS:
Portfolio capital                                           $1,074,444
Accumulated net investment loss                                 (8,325)
Accumulated net realized loss on
 investments                                                  (170,860)
Net unrealized depreciation of
 investments                                                  (130,496)
Net unrealized appreciaiton of forward
 foreign currency contracts, foreign
 currency and translation of other assets
 and liabilities in foreign currency                               154
                                                             ----------
TOTAL NET ASSETS - 100.0%                                    $ 764,917
                                                             ----------
CLASS A:
Net asset value and redemption price per share
 (net assets of $64,906,904 and 7,242,301 shares
 of capital stock issued and outstanding)(F)                 $    8.96
Maximum sales charge of 5.50%                                     0.52
                                                             ----------
Offering price per share(B)                                  $    9.48
                                                             ----------
CLASS B:
Net asset value and offering price per share
 (net assets of $10,857,648 and 1,285,176 shares
 of capital stock issued and outstanding)(C)(F)              $    8.45
                                                             ----------
CLASS C:
Net asset value per share (net assets of $17,805,855
 and 2,036,043 shares of capital stock issued and
 outstanding)(C)(F)                                          $    8.75
Maximum sales charge of 1.00%                                     0.09
                                                             ----------
Offering price per share(D)                                  $    8.84
                                                             ----------
CLASS S:
Net asset value, offering price and redemption price
 per share (net assets of $9,461,078 and 1,055,586
 shares of capital stock issued and outstanding)(F)          $    8.96
                                                             ----------
CLASS Y:
Net asset value, offering price and redemption price
 per share (net assets of $661,885,927 and 73,300,055
 shares of capital stock issued and outstanding)(F)          $    9.03
                                                             ----------

*Non-income producing security

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., who also serves as advisor for this fund. See also the notes to the financial statements.

(B)The offering is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(C)Class B and C have a contingent deferred sales charge. For a possible redemption charge, see the notes to the financial statements.

(D)The offering is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(E)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

    Cash denominated in foreign currency   $35,293

(F)$.0001 par value and 2 billion authorized shares

ADR - American Depositary Receipt
Cl - Class


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      113)

STATEMENTS OF NET ASSETS September 30, 2001

INTERNATIONAL FUND (CONCLUDED)

DESCRIPTION
-------------------------------------------------------------

At September 30, 2001, sector diversification of the Fund was as follows:

                                              % of
                                           Net Assets     Value (000)
                                          ------------   ------------
FOREIGN COMMON STOCK
Banks                                         10.39%     $ 79,463
Pharmaceuticals & Biotechnology                9.41        71,969
Telecommunication Services                     9.38        71,859
Capital Goods                                  8.11        61,999
Insurance                                      6.48        49,581
Energy                                         6.24        47,754
Technology Hardware & Equipment                5.78        44,199
Retailing                                      5.02        38,364
Food Beverage & Tobacco                        3.96        30,298
Hotels Restaurants & Leisure                   3.35        25,629
Utilities                                      3.17        24,227
Media                                          3.13        23,956
Diversified Financials                         2.92        22,359
Health Care Equipment & Services               2.58        19,756
Household & Personal Product                   2.55        19,500
Consumer Durables & Apparel                    2.54        19,412
Automobiles & Components                       1.91        14,601
Software & Services                            1.49        11,414
Food & Drug Retailing                          1.43        10,906
Transportation                                 1.35        10,353
Materials                                      1.04         7,941
Real Estate                                    0.37         2,802
Commercial Services & Supplies                 0.00            --
                                             ------      --------
TOTAL FOREIGN COMMON STOCKS                    92.6       708,342
TOTAL RELATED PARTY MONEY MARKET FUND           1.2         9,124
                                             ------      --------
TOTAL INVESTMENTS                              93.8       717,466
OTHER ASSETS AND LIABILITIES, NET               6.2        47,451
                                             ------      --------
NET ASSETS                                    100.0%     $764,917
                                             ======      ========

The accompanying notes are an integral part of the financial statements.


(114      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                 (This page has been left blank intentionally.)

STATEMENTS OF OPERATIONS in thousands

                                                                          EMERGING                 INTERNATIONAL
                                                                      MARKETS FUND                          FUND
                                                                       -----------      ------------------------
                                                                           10/1/00        11/1/00        12/1/99
                                                                                to             to             to
                                                                           9/30/01        9/30/01       10/31/00
                                                                       -----------      ---------     ----------
INVESTMENT INCOME:
Interest                                                                 $     169       $     468      $    187
Dividends                                                                    1,239           2,703         1,397
Less: Foreign taxes withheld                                                  (135)             --            (5)
Securities lending                                                              --              --            47
----------------------------------------------------------------------   ---------       ---------      ----------
TOTAL INVESTMENT INCOME                                                      1,273           3,171         1,626
======================================================================   =========       =========      ==========
EXPENSES:
Investment advisory fees                                                       692           1,688         1,228
Administrator and fund accounting fees                                          62             305           603
Transfer agent fees and expenses                                               103              71            39
Custodian fees                                                                  59             122           214
Directors' fees                                                                  1               6             2
Registration fees                                                               --              38            12
Professional fees                                                                2              65            17
Printing                                                                         3              28            21
Other                                                                            1               6             8
Shareholder servicing fees - Class A                                             9              11            11
Shareholder servicing fees - Class B                                             2              10             7
Shareholder servicing fees - Class Y                                            --              31            --
Distribution fees - Class C                                                      2              --            --
----------------------------------------------------------------------   ---------       ---------      ----------
TOTAL EXPENSES                                                                 936           2,381         2,162
======================================================================   =========       =========      ==========
Less: Waiver of expenses                                                      (120)           (205)         (529)
----------------------------------------------------------------------   ---------       ---------      ----------
TOTAL NET EXPENSES                                                             816           2,176         1,633
======================================================================   =========       =========      ==========
Investment income (loss) - net                                                 457             995            (7)
----------------------------------------------------------------------   ---------       ---------      ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS - NET:
Net realized gain (loss) on investments                                     (6,981)        (22,013)       13,800
Net realized gain (loss) on forward foreign currency contracts and
 foreign currency transactions                                                (286)             31          (267)
Net change in unrealized appreciation or depreciation of investments       (13,117)         14,847       (22,320)
Net change in unrealized appreciation or depreciation of
 foreign currency, and translation of other assets and
 liabilities denominated in foreign currency                                     1             183            (9)
----------------------------------------------------------------------   ---------       ---------      ----------
NET LOSS ON INVESTMENTS                                                    (20,383)         (6,952)       (8,796)
======================================================================   =========       =========      ==========
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $ (19,926)      $  (5,957)     $ (8,803)
======================================================================   =========       =========      ==========

The accompanying notes are an integral part of the financial statements.


(116      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                                           EMERGING
                                                                                                       MARKETS FUND
                                                                                           ------------------------
                                                                                               10/1/00      10/1/99
                                                                                                    to           to
                                                                                               9/30/01      9/30/00
                                                                                           -----------   ----------
OPERATIONS:
Investment income (loss) - net                                                              $      457    $    (280)
Net realized gain (loss) on investments                                                         (6,981)      11,580
Net realized gain (loss) on foreign currency transactions                                         (286)        (291)
Net change in unrealized appreciation or depreciation of investments                           (13,117)         145
Net change in unrealized appreciation or depreciation of foreign currency transactions               1           (9)
------------------------------------------------------------------------------------------  ----------    ------------
Net increase (decrease) in net assets resulting from operations                                (19,926)      11,145
------------------------------------------------------------------------------------------  ----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                                           --           --
  Class B                                                                                           --           --
  Class S                                                                                           --           --
  Class Y                                                                                           --           --
Net realized gain on investments:
  Class A                                                                                           --           --
  Class B                                                                                           --           --
  Class S                                                                                           --           --
  Class Y                                                                                           --           --
------------------------------------------------------------------------------------------  ----------    -----------
Total distributions                                                                                 --           --
------------------------------------------------------------------------------------------  ----------    -----------
CAPITAL SHARE TRANSACTIONS(1):
Class A
  Proceeds from sales                                                                            6,895          601
  Reinvestment of distributions                                                                     --           --
  Payments for redemptions                                                                      (6,765)      (1,935)
  Shares issued in connection with the acquisition of the Stellar/Mercantile Fund assets            --           --
  Shares issued in connection with the acquisition of the Firstar Fund assets                       --           --
------------------------------------------------------------------------------------------  ----------    -----------
Increase (decrease) in net assets from Class A transactions                                        130       (1,334)
------------------------------------------------------------------------------------------  ----------    -----------
Class B
  Proceeds from sales                                                                              171          112
  Reinvestment of distributions                                                                     --           --
  Payments for redemptions                                                                         (38)          (5)
  Shares issued in connection with the acquisition of the Stellar/Mercantile Fund assets            --           --
  Shares issued in connection with the acquisition of the Firstar Fund assets                       --           --
------------------------------------------------------------------------------------------  ----------    -----------
Increase (decrease) in net assets from Class B transactions                                        133          107
------------------------------------------------------------------------------------------  ----------    -----------
Class C
  Proceeds from sales                                                                              407            5
  Reinvestment of distributions                                                                     --           --
  Payments for redemptions                                                                        (284)          --
------------------------------------------------------------------------------------------  ----------    -----------
Increase in net assets from Class C transactions                                                   123            5
------------------------------------------------------------------------------------------  ----------    -----------
Class S (2)
  Proceeds from sales                                                                               --           --
  Reinvestment of distributions                                                                     --           --
  Payments for redemptions                                                                          --           --
  Shares issued in connection with the acquisition of the Firstar Fund assets                       --           --
------------------------------------------------------------------------------------------  ----------    -----------
Increase in net assets from Class S transactions                                                    --           --
------------------------------------------------------------------------------------------  ----------    -----------
Class Y (2)
  Proceeds from sales                                                                           19,980       15,887
  Reinvestment of distributions                                                                     --           --
  Payments for redemptions                                                                     (16,853)     (10,427)
  Shares issued in connection with the acquisition of the Stellar/Mercantile Fund assets            --           --
  Shares issued in connection with the acquisition of the Firstar Fund assets                       --           --
------------------------------------------------------------------------------------------  ----------    -----------
Increase in net assets from Class Y transactions                                                 3,127        5,460
------------------------------------------------------------------------------------------  ----------    -----------
Increase in net assets from capital share transactions                                           3,513        4,238
------------------------------------------------------------------------------------------  ----------    -----------
Total increase (decrease) in net assets                                                        (16,413)      15,383
NET ASSETS AT BEGINNING OF PERIOD                                                               60,202       44,819
==========================================================================================  ==========    ===========
NET ASSETS AT END OF PERIOD                                                                 $   43,789    $  60,202
==========================================================================================  ==========    ===========
ACCUMULATED NET INVESTMENT INCOME (LOSS)                                                    $     (157)   $    (297)
==========================================================================================  ==========    ===========

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                         INTERNATIONAL
                                                                                                                  FUND
                                                                                           ---------------------------
                                                                                                 11/1/00       12/1/99
                                                                                                      to            to
                                                                                                 9/30/01      10/31/00
                                                                                           -------------   -----------
OPERATIONS:
Investment income (loss) - net                                                               $      995     $       (7)
Net realized gain (loss) on investments                                                         (22,013)        13,800
Net realized gain (loss) on foreign currency transactions                                            31           (267)
Net change in unrealized appreciation or depreciation of investments                             14,847        (22,320)
Net change in unrealized appreciation or depreciation of foreign currency transactions              183             (9)
------------------------------------------------------------------------------------------   ----------     ------------
Net increase (decrease) in net assets resulting from operations                                  (5,957)        (8,803)
------------------------------------------------------------------------------------------   ----------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                                           (27)           (26)
  Class B                                                                                            (4)            (4)
  Class S                                                                                          (120)           (77)
  Class Y                                                                                        (1,078)          (771)
Net realized gain on investments:
  Class A                                                                                          (348)          (354)
  Class B                                                                                           (77)           (72)
  Class S                                                                                        (1,564)        (1,003)
  Class Y                                                                                       (11,770)        (8,213)
------------------------------------------------------------------------------------------   ------------   ------------
Total distributions                                                                             (14,988)       (10,520)
------------------------------------------------------------------------------------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS(1):
Class A
  Proceeds from sales                                                                            24,557            474
  Reinvestment of distributions                                                                     342            346
  Payments for redemptions                                                                      (23,661)          (671)
  Shares issued in connection with the acquisition of the Stellar/Mercantile Fund assets             28             --
  Shares issued in connection with the acquisition of the Firstar Fund assets                    56,551             --
------------------------------------------------------------------------------------------   ------------   ------------
Increase (decrease) in net assets from Class A transactions                                      57,817            149
------------------------------------------------------------------------------------------   ------------   ------------
Class B
  Proceeds from sales                                                                               413            128
  Reinvestment of distributions                                                                      71             68
  Payments for redemptions                                                                         (273)          (144)
  Shares issued in connection with the acquisition of the Stellar/Mercantile Fund assets            112             --
  Shares issued in connection with the acquisition of the Firstar Fund assets                     9,404             --
------------------------------------------------------------------------------------------   ------------   ------------
Increase (decrease) in net assets from Class B transactions                                       9,727             52
------------------------------------------------------------------------------------------   ------------   ------------
Class C
  Proceeds from sales                                                                                94             --
  Reinvestment of distributions                                                                      --             --
  Payments for redemptions                                                                          (84)            --
------------------------------------------------------------------------------------------   ------------   ------------
Increase in net assets from Class C transactions                                                     10             --
------------------------------------------------------------------------------------------   ------------   ------------
Class S (2)
  Proceeds from sales                                                                             5,638         16,446
  Reinvestment of distributions                                                                   1,627          1,080
  Payments for redemptions                                                                       (8,436)      (101,109)
  Shares issued in connection with the acquisition of the Firstar Fund assets                   457,512             --
------------------------------------------------------------------------------------------   ------------   ------------
Increase in net assets from Class S transactions                                                456,341          7,417
------------------------------------------------------------------------------------------   ------------   ------------
Class Y (2)
  Proceeds from sales                                                                           130,404         56,458
  Reinvestment of distributions                                                                   7,542          5,492
  Payments for redemptions                                                                     (105,059)       (16,025)
  Shares issued in connection with the acquisition of the Stellar/Mercantile Fund assets         37,760             --
  Shares issued in connection with the acquisition of the Firstar Fund assets                    48,295             --
------------------------------------------------------------------------------------------   ------------   ------------
Increase in net assets from Class Y transactions                                                118,942         45,925
------------------------------------------------------------------------------------------   ------------   ------------
Increase in net assets from capital share transactions                                          642,837         53,543
------------------------------------------------------------------------------------------   ------------   ------------
Total increase (decrease) in net assets                                                         621,892         34,220
NET ASSETS AT BEGINNING OF PERIOD                                                               143,025        108,805
==========================================================================================   ============   ============
NET ASSETS AT END OF PERIOD                                                                  $  764,917     $  143,025
==========================================================================================   ============   ============
ACCUMULATED NET INVESTMENT INCOME (LOSS)                                                     $   (8,325)    $        5
==========================================================================================   ============   ============


[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                      INTERNATIONNAL
                                                                                                FUND
                                                                                      --------------
                                                                                             12/1/98
                                                                                                  to
                                                                                            11/30/99
                                                                                         -----------
OPERATIONS:
Investment income (loss) - net                                                              $    179
Net realized gain (loss) on investments                                                       10,365
Net realized gain (loss) on foreign currency transactions                                         36
Net change in unrealized appreciation or depreciation of investments                          15,949
Net change in unrealized appreciation or depreciation of foreign currency transactions           (19)
------------------------------------------------------------------------------------------  --------
Net increase (decrease) in net assets resulting from operations                               26,510
------------------------------------------------------------------------------------------  --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                                        (11)
  Class B                                                                                         --
  Class S                                                                                        (29)
  Class Y                                                                                       (320)
Net realized gain on investments:
  Class A                                                                                       (178)
  Class B                                                                                        (36)
  Class S                                                                                       (458)
  Class Y                                                                                     (3,385)
------------------------------------------------------------------------------------------  --------
Total distributions                                                                           (4,417)
------------------------------------------------------------------------------------------  --------
CAPITAL SHARE TRANSACTIONS(1):
Class A
  Proceeds from sales                                                                            373
  Reinvestment of distributions                                                                  180
  Payments for redemptions                                                                      (637)
  Shares issued in connection with the acquisition of the Stellar/Mercantile Fund assets          --
  Shares issued in connection with the acquisition of the Firstar Fund assets                     --
------------------------------------------------------------------------------------------  --------
Increase (decrease) in net assets from Class A transactions                                      (84)
------------------------------------------------------------------------------------------  --------
Class B
  Proceeds from sales                                                                             97
  Reinvestment of distributions                                                                   34
  Payments for redemptions                                                                      (147)
  Shares issued in connection with the acquisition of the Stellar/Mercantile Fund assets          --
  Shares issued in connection with the acquisition of the Firstar Fund assets                     --
------------------------------------------------------------------------------------------  --------
Increase (decrease) in net assets from Class B transactions                                      (16)
------------------------------------------------------------------------------------------  --------
Class C
  Proceeds from sales                                                                             --
  Reinvestment of distributions                                                                   --
  Payments for redemptions                                                                        --
------------------------------------------------------------------------------------------  --------
Increase in net assets from Class C transactions                                                  --
------------------------------------------------------------------------------------------  --------
Class S (2)
  Proceeds from sales                                                                          2,901
  Reinvestment of distributions                                                                  487
  Payments for redemptions                                                                    (2,626)
  Shares issued in connection with the acquisition of the Firstar Fund assets                     --
------------------------------------------------------------------------------------------  --------
Increase in net assets from Class S transactions                                                 762
------------------------------------------------------------------------------------------  --------
Class Y (2)
  Proceeds from sales                                                                         19,316
  Reinvestment of distributions                                                                1,910
  Payments for redemptions                                                                    (7,659)
  Shares issued in connection with the acquisition of the Stellar/Mercantile Fund assets          --
  Shares issued in connection with the acquisition of the Firstar Fund assets                     --
------------------------------------------------------------------------------------------  --------
Increase in net assets from Class Y transactions                                              13,567
------------------------------------------------------------------------------------------  --------
Increase in net assets from capital share transactions                                        14,229
------------------------------------------------------------------------------------------  --------
Total increase (decrease) in net assets                                                       36,322
NET ASSETS AT BEGINNING OF PERIOD                                                             72,483
==========================================================================================  ========
NET ASSETS AT END OF PERIOD                                                                 $108,805
==========================================================================================  ========
ACCUMULATED NET INVESTMENT INCOME (LOSS)                                                    $    608
==========================================================================================  ========

(1)See note 4 in the notes to the financial statements for additional information.

(2)On September 24, 2001, Class Y and Institutional Class of International Fund were redesignated as Class S and Class Y, respectively.

The accompanying notes are an integral part of the financial statements.


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      117)

FINANCIAL HIGHLIGHTS For a share outstanding, throughout the periods ended September 30, unless otherwise indicated

                                                    REALIZED AND
                       NET ASSET                      UNREALIZED     DIVIDENDS
                           VALUE              NET       GAINS OR      FROM NET   DISTRIBUTIONS
                       BEGINNING       INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                       OF PERIOD    INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
                     -----------  ---------------  -------------  ------------  --------------
EMERGING MARKETS FUND
Class A(1)
 2001(2)               $  8.50        $  0.02         $ (2.65)      $    --        $    --
 2000(2)                  6.77          (0.06)           1.79            --             --
 1999(2)                  5.61          (0.04)           1.20            --             --
 1998                    10.96          (0.15)          (5.18)        (0.02)            --
 1997                     8.85           0.02            2.10         (0.01)            --
Class B
 2001(2)               $  8.37        $ (0.03)        $ (2.61)      $    --        $    --
 2000(2)                  6.72          (0.11)           1.76            --             --
 1999(2)                  5.60          (0.08)           1.20            --             --
 1998(3)                  7.27             --           (1.67)           --             --
Class C
 2001(2)               $  8.46        $    --         $ (2.66)      $    --        $    --
 2000(2)(4)               9.96          (0.06)          (1.44)           --             --
Class S
 2001(2)(5)            $  5.72        $    --         $  0.15       $    --        $    --
Class Y
 2001(2)               $  8.55        $  0.06         $ (2.69)      $    --        $    --
 2000(2)                  6.80          (0.04)           1.79            --             --
 1999(2)                  5.62          (0.02)           1.20            --             --
 1998(3)                  7.27           0.01           (1.66)           --             --
-------                -------        -------         -------       -------        -------
INTERNATIONAL FUND(10)
Class A
 2001(2)(6)            $ 13.96        $  0.10         $ (3.63)      $ (0.10)       $ (1.37)
 2000(2)(8)              15.94          (0.03)          (0.42)        (0.10)         (1.43)
 1999                    12.42             --            4.26         (0.04)         (0.70)
 1998                    11.22           0.01            1.66         (0.07)         (0.40)
 1997                    11.28          (0.02)           0.30         (0.05)         (0.29)
Class B
 2001(2)(6)            $ 13.28        $  0.01         $ (3.43)      $ (0.07)       $ (1.34)
 2000(2)(8)              15.27          (0.10)          (0.42)        (0.07)         (1.40)
 1999                    11.97          (0.09)           4.09         (0.01)         (0.69)
 1998                    10.87          (0.08)           1.60         (0.02)         (0.40)
 1997                    10.99          (0.08)           0.28         (0.03)         (0.29)
Class C
 2001(2)(7)            $  8.31        $  0.01         $  0.43       $    --        $    --
Class S
 2001(2)(6)            $ 13.97        $ (0.04)        $ (3.50)      $ (0.10)       $ (1.37)
 2000(2)(8)              15.95          (0.03)          (0.42)        (0.10)         (1.43)
 1999                    12.43          (0.01)           4.27         (0.04)         (0.70)
 1998                    11.23             --            1.67         (0.07)         (0.40)
 1997                    11.29          (0.03)           0.31         (0.05)         (0.29)
Class Y
 2001(2)(6)            $ 14.03        $  0.07         $ (3.61)      $ (0.11)       $ (1.35)
 2000(2)(8)              15.97           0.01           (0.42)        (0.12)         (1.41)
 1999                    12.42           0.06            4.25         (0.06)         (0.70)
 1998                    11.21           0.04            1.67         (0.10)         (0.40)
 1997                    11.24           0.01            0.31         (0.06)         (0.29)
-------                -------        -------         -------       -------        -------

 (1)The financial highlights for Emerging Markets Fund as set forth herein include the historical financial highlights of the Piper Emerging Markets Growth Fund Class A shares. The assets of the Piper Emerging Markets Growth Fund were acquired by Emerging Markets Fund on August 7, 1998. In connection with such acquisition, Class A shares of the Piper Emerging Markets Growth Fund were exchanged for Class A shares of the Emerging Markets Fund. On August 7, 1998, the fund's advisor changed from Piper Capital Management Incorporated to U.S. Bank National Association.
 (2)Per share data calculated using average shares outstanding method.
 (3)Class Y and Class B shares have been offered since August 10, 1998. All ratios for the period have been annualized, except total return.
 (4)Commenced operations February 1, 2000. All ratios for the period have been annualized, except total return.
 (5)Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.
 (6)Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return.
 (7)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized. All ratios for the period have been annualized, except total return.
 (8)Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return.
 (9)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(10)The financial highlights for the International Fund as set forth herein include the historical financial highlights of the Firstar International Growth Fund. The assets of the Firstar Fund were acquired by the First American International Fund on September 24, 2001. In connection with such acquisition, (i) class A shares of the Firstar International Growth Fund were exchanged for class A shares of the First American International Fund,
    (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund. Historical per share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the International Fund and Firstar Internal Growth Fund. Firstar International Growth Fund is the accounting survivor.

The accompanying notes are an integral part of the financial statements.


(118      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                       RATIO OF      RATIO OF
                                                                    RATIO OF NET    EXPENSES TO    NET INCOME
       NET ASSET                                       RATIO OF       INVESTMENT        AVERAGE    TO AVERAGE
           VALUE                      NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS    NET ASSETS   PORTFOLIO
          END OF           TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING    (EXCLUDING    TURNOVER
          PERIOD      RETURN (9)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)      WAIVERS)        RATE
     -----------  --------------  --------------  -------------  ---------------  -------------  ------------  ----------

       $  5.87         (30.94)%      $  3,244          1.70%           0.26%           1.92%          0.04%        132%
          8.50          25.55           4,338          1.70           (0.70)           1.89          (0.89)        149
          6.77          20.68           4,551          1.70           (0.54)           2.02          (0.86)        138
          5.61         (48.91)          5,384          1.96           (1.09)           3.43          (2.56)         48
         10.96          23.91          16,998          2.00            0.17            3.34          (1.17)        105

       $  5.73         (31.54)%      $    173          2.45%          (0.37)%          2.64%         (0.56)%       132%
          8.37          24.55             107          2.45           (1.21)           2.66          (1.42)        149
          6.72          20.00              13          2.45           (1.19)           2.72          (1.46)        138
          5.60         (22.97)              1          2.46           (0.43)           4.30          (2.27)         48

       $  5.80         (31.44)%      $     90          2.45%           0.02%           2.70%         (0.23)%       132%
          8.46         (15.06)              4          2.45           (0.99)           2.64          (1.18)        149

       $  5.87           2.62%       $     --          0.00%           0.00%           0.00%          0.00%        132%

       $  5.92         (30.84)%      $ 40,282          1.45%           0.88%           1.67%          0.66%        132%
          8.55          25.74          55,753          1.45           (0.42)           1.64          (0.61)        149
          6.80          21.00          40,255          1.45           (0.35)           1.73          (0.63)        138
          5.62         (22.70)          7,444          1.46            0.83            3.30          (1.01)         48
       -------         ------        --------          ----           -----            ----          -----         ---


       $  8.96         (28.00)%      $ 64,907          1.49%           1.02%           1.59%          0.92%         72%
         13.96          (3.59)          3,591          1.58           (0.26)           1.76          (0.44)         90
         15.94          36.62           3,939          1.56           (0.01)           1.75          (0.20)         94
         12.42          15.33           3,154          1.58            0.02            1.75          (0.15)         89
         11.22           2.58           2,854          1.59           (0.20)           1.75          (0.36)         75

       $  8.45         (28.57)%      $ 10,857          2.17%           0.06%           2.27%         (0.04)%        72%
         13.28          (4.22)            732          2.28           (0.96)           2.46          (1.14)         90
         15.27          35.65             781          2.26           (0.71)           2.45          (0.90)         94
         11.97          14.48             624          2.28           (0.70)           2.45          (0.87)         89
         10.87           1.82             562          2.29           (0.91)           2.45          (1.07)         75

       $  8.75           5.29%       $ 17,806          1.48%           4.15%           1.48%          4.15%         72%

       $  8.96         (28.03)%      $  9,461          1.46%          (0.33)%          1.61%         (0.48)%        72%
         13.97          (3.59)         16,373          1.58           (0.26)           1.76          (0.44)         90
         15.95          36.61          11,307          1.56            0.00            1.75          (0.19)         94
         12.43          15.37           8,058          1.58            0.01            1.75          (0.16)         89
         11.23           2.59           6,798          1.59           (0.21)           1.75          (0.37)         75

       $  9.03         (27.93)%      $661,886          1.23%           0.67%           1.36%          0.54%         72%
         14.03          (3.27)        122,329          1.28            0.04            1.76          (0.44)         90
         15.97          36.98          92,778          1.26            0.28            1.75          (0.21)         94
         12.42          15.73          60,647          1.28            0.34            1.75          (0.13)         89
         11.21           2.91          55,038          1.29            0.09            1.75          (0.37)         75
       -------         ------        --------          ----           -----            ----          -----         ---


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      119)

STATEMENTS OF NET ASSETS September 30, 2001

HEALTH SCIENCES FUND

DESCRIPTION                                           SHARES      VALUE (000)
-----------------------------------------------------------------------------
COMMON STOCKS - 96.5%
COMMERCIAL SERVICES & SUPPLIES - 2.0%
IMS Health                                            18,900             $473
Stericycle*                                            3,900              163
                                                                       ------
                                                                          636
                                                                       ------
HEALTH CARE EQUIPMENT & SERVICES - 25.2%
AdvancePCS*                                            4,600              330
AmerisourceBergen*                                     9,472              672
Applera                                                9,000              220
Apria Healthcare*                                     18,130              470
Baxter International                                   3,000              165
Biomet                                                 9,100              266
Cardinal Health                                        8,375              619
Caremark Rx*                                          29,400              490
Cooper                                                 6,400              300
Cyberonics*                                           10,000              158
Express Scripts, Cl A*                                 6,400              354
HCA-Healthcare                                         3,300              146
Kensey Nash*                                           8,760              168
Laboratory Corporation of America
 Holdings*                                             4,400              356
McKesson HBOC                                          5,700              215
Medtronic                                             16,100              700
Noven Pharmaceuticals*                                 5,200               94
Omnicare                                               5,600              122
Quest Diagnostic*                                      9,300              574
Regeneration Technologies*                            16,000              186
Select Medical*                                        6,700              106
Specialty Laboratories*                                9,400              259
Stryker                                                4,300              227
Triad Hospitals*                                       4,900              173
Universal Health Services*                             4,300              210
Varian Medical System*                                 3,000              192
Wellpoint Health Networks*                             2,250              246
Zimmer Holdings*                                       6,170              171
                                                                       ------
                                                                        8,189
                                                                       ------
PHARMACEUTICALS & BIOTECHNOLOGY - 67.4%
Abbott Laboratories                                   17,900              928
Allergan                                               4,300              285
American Home Products                                26,000            1,515
Amgen*                                                14,660              862
Andrx*                                                 5,220              339
Array Biopharma*                                      33,000              298
Bone Care International*                              18,440              359
Bristol-Myers Squibb                                  28,800            1,600
Celgene*                                              22,400              592
Cephalon*                                              8,400              419
Charles River Laboratories International*             11,500              407
Enzon*                                                 2,600              133
Forest Laboratories*                                   4,500              325
Genentech*                                            19,880              875
Genzyme*                                               3,700              168
IDEC Pharmaceuticals*                                 17,300              858
Imclone System*                                        3,300              187
Immunex*                                              10,500              196
Invitrogen*                                            4,100              270
Ivax*                                                 16,310              362
King Pharmaceuticals*                                  8,266              347
Eli Lilly                                             20,500            1,654
Merck                                                 24,500            1,632

HEALTH SCIENCES FUND (CONTINUED)

DESCRIPTION                                           SHARES      VALUE (000)
-----------------------------------------------------------------------------
MGI Pharma*                                           12,300           $ 164
Novartis AG, ADR                                       8,500             331
NPS Pharmaceuticals*                                   4,300             134
Pfizer                                                73,500           2,947
Pharmaceutical Resources*                              6,800             243
Pharmacia                                             46,967           1,905
Praecis Pharmaceuticals*                              25,600              95
Protein Design Labs*                                   6,440             304
Techne*                                               14,070             414
Teva Pharmaceutical Industries, ADR                    4,900             296
Watson Pharmaceuticals*                                2,800             153
XOMA Limited*                                         36,700             309
                                                                      -------
                                                                      21,906
                                                                     --------
SOFTWARE & SERVICES - 1.9%
Allscripts Healthcare Solutions*                      37,330             157
Eclipsys*                                             13,600             181
TriZetto*                                             31,820             280
                                                                     --------
                                                                         618
                                                                     --------
TOTAL COMMON STOCKS
                                                                      31,349
                                                                     --------
RELATED PARTY MONEY MARKET FUND - 1.7%
First American Prime Obligations Fund(A)             557,656             558
                                                                     --------
TOTAL RELATED PARTY MONEY MARKET FUND
                                                                         558
                                                                     --------
TOTAL INVESTMENTS - 98.2%
   (Cost $30,960)                                                     31,907
                                                                     --------
OTHER ASSETS AND LIABILITIES, NET - 1.8%(E)                              573
                                                                     --------

The accompanying notes are an integral part of the financial statements.


(120      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

HEALTH SCIENCES FUND (CONCLUDED)

DESCRIPTION                                         VALUE (000)
---------------------------------------------------------------
NET ASSETS:
Portfolio capital                                      $31,694
Accumulated net realized loss on
 investments                                              (161)
Net unrealized appreciation of
 investments                                               947
                                                       -------
TOTAL NET ASSETS - 100.0%                              $32,480
                                                       -------
CLASS A:
Net asset value and redemption price per share
 (net assets of $6,513,580 and 661,782 shares
 of capital stock issued and outstanding)(F)           $  9.84
Maximum sales charge of 5.50%                             0.57
                                                       -------
Offering price per share(B)                            $ 10.41
                                                       -------
CLASS B:
Net asset value and offering price per share
 (net assets of $3,496,574 and 371,931 shares
 of capital stock issued and outstanding)(C)(F)        $  9.40
                                                       -------
CLASS C:
Net asset value per share (net assets of
 $5,328,752 and 547,847 shares of
 capital stock issued and outstanding)(C)(F)           $  9.73
Maximum sales charge of 1.00%                             0.10
                                                       -------
Offering price per share(D)                            $  9.83
                                                       -------
CLASS S:
Net asset value, offering price and redemption
 price per share (net assets of $10 and 1 share
 of capital stock issued and outstanding)(F)           $  9.84
                                                       -------
CLASS Y:
Net asset value, offering price and redemption
 price per share (net assets of $17,140,889 and
 1,725,852 shares of capital stock issued and
 outstanding)(F)                                       $  9.93
                                                       -------

*Non-income producing security

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc. who also serves as advisor for this fund. See also the notes to the Financial statements.

(B)The offering is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(C)Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(D)The offering is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(E)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

    Collateral received for securities loaned, at value     $  5,030
    Payable upon return of securities loaned                $ (5,030)

(F)$.0001 par value and 2 billion authorized shares.

ADR - American Depositary Receipt
Cl - Class

REAL ESTATE SECURITIES FUND

DESCRIPTION                              SHARES     VALUE (000)
---------------------------------------------------------------
COMMON STOCKS - 96.0%
CONSUMER DISCRETIONARY - 0.3%
Marriott International, Cl A             10,000         $   334
                                                        -------
REAL ESTATE INVESTMENT TRUSTS - 95.7%
DIVERSIFIED - 5.3%
Duke Realty Invesments                  105,700           2,504
Rouse                                    91,400           2,209
Washington Real Estate Investment        27,700             657
                                                        -------
                                                          5,370
                                                        -------
FINANCIAL SERVICES - 2.4%
Anthracite Mortgage Capital             235,200           2,446
                                                        -------
HEALTH CARE - 0.8%
Healthcare Realty Trust                  30,000             765
                                                        -------
HOTELS - 3.7%
Hospitality Properties Trust            105,700           2,545
Meristar Hospitality                    110,900           1,170
                                                        -------
                                                          3,715
                                                        -------
OFFICE/INDUSTRIAL - 40.3%
Amb Property                             66,200           1,622
Arden Realty                             77,200           1,974
Beacon Capital Partnership* (A)          33,750             384
Boston Properties                        84,100           3,207
Brandywine Realty Trust                  30,600             653
Brookfield Properties                   137,200           2,504
CarrAmerica Realty Trust                101,500           3,041
Centerpoint Properties                   16,500             788
Corporate Office Properties Trust        31,600             344
Cousins Properties                       37,900             938
Eastgroup Properties                     23,000             504
Equity Office Properties Trust          319,623          10,228
Kilroy Realty                            37,400             933
Liberty Property Trust                   55,850           1,602
Mission West Properties                 124,700           1,496
Prentiss Properties Trust                38,900           1,070
Prologis Trust                          139,300           2,939
PS Business Parks                        37,300           1,033
Reckson Associates Realty                91,500           2,210
SL Green Realty                          70,800           2,232
Trizec Hahn                              57,500           1,035
                                                        -------
                                                         40,737
                                                        -------
RESIDENTIAL - 22.0%
Apartment Investment & Management       100,100           4,531
Archstone Community Trust                97,100           2,534
Avalonbay Communities                    41,412           1,977
Bre Properties, Cl A                     68,000           2,037
Camden Property Trust                    39,400           1,462
Equity Residential Properties Trust      85,900           5,017
Essex Property Trust                     49,000           2,406
Charles E. Smith Residential Realty      11,500             592
Summit Properties                        20,200             530
United Dominion Realty Trust             79,600           1,137
                                                        -------
                                                         22,223
                                                        -------
MALL/RETAIL - 17.2%
Chelsea Property Group                   32,700           1,486
General Growth Properties                41,200           1,433
Kimco Realty                             69,770           3,387
Mid-Atlantic Realty Trust                33,600             470
New Plan Excel Realty Trust              63,400           1,084
Pan Pacific Retail Properties            44,700           1,178


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      121)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                          SHARES    VALUE (000)
--------------------------------------------------------------------------
Simon Property Group                                145,140       $  3,906
Wornado Realty Trust                                 93,500          3,712
Weingarten Realty Investors                          15,000            729
                                                                  --------
                                                                    17,385
                                                                  --------
SELF STORAGE - 3.2%
Public Storage                                       98,000          3,273
                                                                  --------
SPECIALTY REAL ESTATE - 0.8%
Capital Automotive                                   21,000            370
Fortress Investment (A)                              35,000            433
                                                                  --------
                                                                       803
                                                                  --------
TOTAL REAL ESTATE INVESTMENT TRUSTS                                 96,717
                                                                  --------
TOTAL COMMON STOCKS                                                 97,051
                                                                  --------
PREFERRED STOCKS - 0.2%
Cypress*                                                602              1
Wyndham International* (B)                            1,659            163
                                                                  --------
TOTAL PREFERRED STOCKS                                                 164
                                                                  --------
RELATED PARTY MONEY MARKET FUND - 4.0%
First American Prime Obligations Fund (C)         4,016,796          4,017
TOTAL RELATED PARTY MONEY MARKET FUND                                4,017
                                                                  --------
TOTAL INVESTMENTS - 100.2%
   (Cost $92,908)                                                  101,232
                                                                  --------
OTHER ASSETS AND LIABILITIES, NET - (0.2%) (G)                        (163)
                                                                  --------

REAL ESTATE SECURITIES FUND (CONCLUDED)

DESCRIPTION                                                    VALUE (000)
--------------------------------------------------------------------------
NET ASSETS:
Portfolio capital                                                 $ 96,862
Undistributed net investment income                                    751
Accumulated net realized loss on
 investments                                                        (4,868)
Net unrealized appreciation of
 investments                                                         8,324
                                                                  --------
TOTAL NET ASSETS - 100.0%                                         $101,069
                                                                  --------
CLASS A:
Net asset value and redemption price per share
 (net assets of $2,421,259 and 184,515 shares
 of capital stock issued and outstanding)(H)                      $  13.12
Maximum sales charge of 5.50%                                         0.76
                                                                  --------
Offering price per share(D)                                       $  13.88
                                                                  --------
CLASS B:
Net asset value and offering price per share
 (net assets of $1,723,778 and 132,408 shares
 of capital stock issued and outstanding)(E)(H)                   $  13.02
                                                                  --------
CLASS C:
Net asset value per share (net assets of
 $340,898 and 26,058 shares of capital stock
 issued and outstanding)(E)(H)                                    $  13.08
Maximum sales charge of 1.00%                                         0.13
                                                                  --------
Offering price per share(F)                                       $  13.21
                                                                  --------
CLASS S:
Net asset value, offering price and redemption
 price per share (net assets of $320,169 and
 24,401 shares of capital stock issued and
 outstanding)(H)                                                  $  13.12
                                                                  --------
CLASS Y:
Net asset value, offering price and redemption
 price per share (net assets of $96,262,502 and
 7,319,112 shares of capital stock issued and
 outstanding)(H)                                                  $  13.15
                                                                  --------

*Non-income producing security

(A)Security sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that programs or other "qualified institutional investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(B)Private placement securities considered illiquid investments under guidelines established by the Board of Directors.

(C)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc. who also serves as advisor for this fund. See also the notes to the financial statements.

(D)The offering is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(E)Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F)The offering is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(G)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

    Collateral received for securities loaned, at value     $  11,072
    Payable upon return of securities loaned                $ (11,072)

(H)$.0001 par value and 2 billion authorized shares

Cl - Class

The accompanying notes are an integral part of the financial statements.


(122      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

TECHNOLOGY FUND

DESCRIPTION                                       SHARES       VALUE (000)
--------------------------------------------------------------------------
COMMON STOCKS - 98.2%
CONSUMER DURABLES & APPAREL - 1.9%
Sony, ADR                                         64,000            $2,125
                                                                   -------
MEDIA - 5.0%
AOL Time Warner*                                 173,000             5,726
                                                                   -------
RETAILING - 1.3%
eBay*                                             32,650             1,494
                                                                   -------
SOFTWARE & SERVICES - 27.8%
Actuate Software*                                 93,400               391
Ariba*                                            46,150                86
Check Point Software Technologies*                97,900             2,156
Earthlink*                                        36,200               551
Electronic Data Systems                           54,200             3,121
Internap Network Services*                       466,500               467
Liberate Technologies*                           183,850             1,831
Mercury Interactive*                              46,500               885
Micromuse*                                        41,700               237
Microsoft*                                       126,950             6,496
Netiq*                                            23,450               534
Openwave System*                                  99,450             1,268
Oracle*                                          217,250             2,733
Precise Software Solutions*                       89,900               993
SAP AG                                            24,450               634
Siebel Systems*                                  112,400             1,462
Stellent*                                         79,700             1,148
Synopsys*                                         20,550               824
Tricord Systems*                                 317,600               172
UAXS Global Holdings*                            173,400               128
VERITAS Software*                                127,100             2,344
Vignette*                                        357,050             1,264
Vitria Technology*                               377,500               774
Yahoo*                                           123,500             1,088
                                                                   -------
                                                                    31,587
                                                                   -------
TECHNOLOGY HARDWARE & EQUIPMENT - 54.0%
Advanced Fibre Communications*                    50,200               733
Agere Systems*                                   506,900             2,094
Alpha Industries*                                 50,250               973
Applied Micro Circuits*                          146,250             1,022
Broadcom*                                         61,050             1,239
Brocade Communications Systems*                  205,150             2,878
Celestica*                                        46,200             1,261
Centillium Communications*                        76,100               461
Ciena*                                            86,200               887
Cisco Systems*                                   380,750             4,638
Dell Computer*                                    81,300             1,507
Emcore*                                           58,450               500
Ericsson, ADR                                    557,900             1,947
Exfo Electro-Optical Engineering*                 77,750               700
Genesis Microchip*                                31,500               886
Integrated Circuit System*                        40,000               511
Intel                                             50,900             1,040
Intergraph*                                       67,720               606
Juniper Networks*                                 45,900               445
Lantronix*                                       132,500               808
Linear Technology                                 19,050               625
McDATA*                                          107,600               903
Micron Technology*                                71,450             1,345
Motorola                                         312,850             4,880
Multilink Technology*                            179,450               928
Mykrolis*                                        123,000             1,103
National Semiconductor*                           37,700               831

TECHNOLOGY FUND (CONTINUED)

DESCRIPTION                                       SHARES       VALUE (000)
--------------------------------------------------------------------------
Nokia, ADR, Cl A                                 137,700            $2,155
Nortel Networks                                  801,550             4,497
O2Micro International*                            94,300             1,240
Palm*                                            213,727               312
PMC-Sierra*                                       61,500               632
Powerwave Technologies*                           83,200               992
QUALCOMM*                                         97,900             4,654
Research In Motion*                               59,950               964
RF Micro Devices*                                 81,000             1,345
Sanmina*                                          95,000             1,290
Sonus Networks*                                   88,000               264
StorageNetworks*                                 179,800               712
Taiwan Semiconductor Manufacturing
 SP, ADR*                                        323,260             3,068
Tellium*                                          89,150               440
United Microelectronics, ADR                     273,298             1,454
UTStarcom*                                       101,900             1,656
                                                                   -------
                                                                    61,426
                                                                   -------
TELECOMMUNICATION SERVICES - 8.2%
Airgate PCS*                                      12,950               575
Allegiance Telecommunications*                   185,350               558
American Tower*                                   75,750             1,052
Global Crossing*                                 326,550               588
Qwest Communications International               135,000             2,255
Sprint*                                           92,700             2,437
Time Warner Telecommunications, Cl A*            102,150               741
Triton PCS Holdings*                              22,250               846
WorldCom - MCI Group*                                685                10
WorldCom - Worldcom Group*                        17,142               258
                                                                   -------
                                                                     9,320
                                                                   -------
TOTAL COMMON STOCKS
                                                                   111,676
                                                                  --------
RELATED PARTY MONEY MARKET FUND - 0.7%
First American Prime Obligations Fund (A)        746,146               746
                                                                  --------
TOTAL RELATED PARTY MONEY MARKET FUND
                                                                       746
                                                                  --------
TOTAL INVESTMENTS - 98.9%
   (Cost $263,486)                                                 112,424
                                                                  --------
OTHER ASSETS AND LIABILITIES, NET - 1.1% (E)
                                                                     1,297
                                                                  --------


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      123)

STATEMENTS OF NET ASSETS September 30, 2001

TECHNOLOGY FUND (CONCLUDED)

DESCRIPTION                                       VALUE (000)
-------------------------------------------------------------
NET ASSETS:
Portfolio capital                                    $581,972
Accumulated net realized loss on
 investments                                         (317,189)
Net unrealized depreciation of
 investments                                         (151,062)
                                                     --------
TOTAL NET ASSETS - 100.0%                            $113,721
                                                     --------
CLASS A:
Net asset value and redemption price per share
 (net assets of $29,083,997 and 4,572,482 shares
 of capital stock issued and outstanding)(F)         $   6.36
Maximum sales charge of 5.50%                            0.37
                                                     --------
Offering price per share(B)                          $   6.73
                                                     --------
CLASS B:
Net asset value and offering price per share
 (net assets of $15,973,878 and 2,770,538 shares
 of capital stock issued and outstanding)(C)(F)      $   5.77
                                                     --------
CLASS C:
Net asset value per share (net assets of
 $9,009,603 and 1,434,645 shares of
 capital stock issued and outstanding)(C)(F)         $   6.28
Maximum sales charge of 1.00%                            0.06
                                                     --------
Offering price per share(D)                          $   6.34
                                                     --------
CLASS S:
Net asset value, offering price and redemption
 price per share (net assets of $6 and 1 share
 of capital stock issued and outstanding)(F)         $   6.36
                                                     --------
CLASS Y:
Net asset value, offering price and redemption
 price per share (net assets of $59,653,581 and
 9,128,705 shares of capital stock issued and
 outstanding)(F)                                     $   6.53
                                                     --------

*Non-income producing security

(A)This money market fund is advised by U.S.Bancorp Piper Jaffray Management, Inc. who also serves as advisor for this fund. See the notes to the financial statements.

(B)The offering is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(C)Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(D)The offering is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(E)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

    Collateral received for securities loaned, at value     $  51,214
    Payable upon return of securities loaned                $ (51,214)

(F)$.0001 par value and 2 billion authorized shares

ADR - American Depositary Receipt
Cl - Class

SCIENCE & TECHNOLOGY FUND

DESCRIPTION                              SHARES    VALUE (000)
--------------------------------------------------------------
COMMON STOCKS - 94.0%
HEALTH CARE EQUIPMENT & SERVICES - 1.1%
Medtronic                                 9,000        $  392
                                                       ------
PHARMACEUTICALS & BIOTECHNOLOGY - 14.9%
Abgenix*                                  6,200           141
Amgen*                                   11,900           699
Andrx*                                    2,900           188
Bristol-Myers Squibb                      6,200           345
Eli Lilly                                 5,800           468
Genetech*                                10,400           458
Genzyme*                                  6,800           309
IDEC Pharmaceuticals*                     7,900           392
Ivax*                                    10,600           235
King Pharmaceuticals*                     4,600           193
MedImmune*                                7,000           249
Merck                                     3,900           260
Millennium Pharmaceuticals*              10,000           178
Pfizer                                    9,800           393
Pharmacia                                10,900           442
Praecis Pharmaceuticals*                 24,200            90
Protein Design Labs*                      2,800           132
                                                       ------
                                                        5,172
                                                       ------
CAPITAL GOODS - 1.8%
General Dynamics                          7,000           618
                                                       ------
SOFTWARE & SERVICES - 23.7%
Adobe Systems                            17,700           424
BEA Systems*                             64,000           614
Check Point Software Technologies*       35,000           771
Citrix Systems*                          30,500           604
Computer Sciences*                       22,200           736
Mercury Interactive*                     18,200           347
Microsoft*                               17,500           895
Nuance Communications*                   56,500           367
NVIDIA*                                  32,200           885
Openwave System*                         25,157           321
PeopleSoft*                              15,400           278
Rational Software*                       57,300           496
Siebel Systems*                          48,000           625
VeriSign*                                 4,900           205
VERITAS Software*                        36,300           669
                                                       ------
                                                        8,237
                                                       ------

The accompanying notes are an integral part of the financial statements.


(124      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                              SHARES     VALUE (000)
-------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT - 49.4%
Alpha Industries*                                        38,300        $    742
Analog Devices*                                          26,800             876
Applied Micro Circuits*                                  61,000             426
AXT*                                                     65,000             689
Broadcom*                                                12,500             254
Brocade Communications Systems*                          36,900             518
Cisco Systems*                                           95,600           1,164
Comverse Technology*                                      8,700             178
Corning                                                  26,400             233
Cree*                                                     9,900             146
Cypress Semi-Conductor*                                  11,300             168
Dell Computer*                                           40,200             745
EMC*                                                     30,100             354
EMCORE*                                                  73,300             627
Emulex*                                                  24,000             228
Integrated Device Technologies*                          15,600             314
Intel                                                    49,300           1,008
IBM                                                       8,200             757
JDS Uniphase*                                            42,800             271
Juniper Networks*                                        28,800             279
KLA-Tencor*                                              12,000             379
Micron Technology*                                       41,700             785
Network Appliance*                                       41,000             279
Nokia, ADR, Cl A                                         18,000             282
Nortel Networks                                          40,700             228
Novellus Systems*                                        20,900             597
ONI Systems*                                             31,500             127
Qlogic*                                                  10,900             207
QUALCOMM*                                                16,200             770
RF Micro Devices*                                        50,100             832
Scientific - Atlanta                                     12,300             216
Sonus Networks*                                          27,700              83
Sun Microsystems*                                        75,497             624
Texas Instruments                                        46,000           1,149
Vitesse Semiconductor*                                   37,700             292
Xilinx*                                                  13,100             308
                                                                       --------
                                                                         17,135
                                                                       --------
TELECOMMUNICATION SERVICES - 3.1%
Broadwing*                                               12,400             199
Sprint*                                                  15,500             408
WorldCom*                                                31,200             469
                                                                       --------
                                                                          1,076
                                                                       --------
TOTAL COMMON STOCKS                                                      32,630
                                                                       --------

SCIENCE & TECHNOLOGY FUND (CONCLUDED)

DESCRIPTION                                              SHARES     VALUE (000)
-------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 8.3%
First American Prime Obligations Fund(A)              2,881,835        $  2,882
                                                                       --------
TOTAL RELATED PARTY MONEY MARKET FUND                                     2,882
                                                                       --------
TOTAL INVESTMENTS - 102.3%
   (Cost $62,188)                                                        35,512
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET - (2.3%)(E)                              (810)
                                                                        --------
NET ASSETS:
Portfolio capital                                                      $117,825
Accumulated net realized loss on
 investments and options written                                        (55,995)
Net unrealized depreciation of
 investments                                                            (26,677)
Net unrealized depreciation of options
 written                                                                   (451)
                                                                       --------
TOTAL NET ASSETS - 100.0%
                                                                       $ 34,702
                                                                       --------
CLASS A:
Net asset value and redemption price per share
 (net assets of $987,958 and 210,077 shares of
 capital stock issued and outstanding)(F)                              $   4.70
Maximum sales charge of 5.50%                                              0.27
                                                                       --------
Offering price per share(B)                                            $   4.97
                                                                       --------
CLASS B:
Net asset value and offering price per share
 (net assets of $3,562,681 and 765,303 shares of
 capital stock issued and outstanding)(C)(F)                           $   4.66
                                                                       --------
CLASS C:
Net asset value per share (net assets of $9 and 2
 shares of capital stock issued and outstanding)(C)(F)                 $   4.70
Maximum sales charge of 1.00%                                              0.05
                                                                       --------
Offering price per share (D)                                           $   4.75
                                                                       --------
CLASS S:
Net asset value, offering price and redemption price
 per share (net assets of $1,858,248 and 395,201 shares
 of capital stock issued and outstanding)(F)                           $   4.70
                                                                       --------
CLASS Y:
Net asset value, offering price and redemption price per
 share (net assets of $28,292,777 and 5,966,475 shares of
 capital stock issued and outstanding)(F)                              $   4.74
                                                                       --------

*Non-income producing securities

(A)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc. who also serves as advisors for this fund. See also the notes to the financial statements.

(B)The offering is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(C)Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(D)The offering is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(E)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

    Collateral received for securities loaned, at value     $  12,195
    Payable upon return of securities loaned                $ (12,195)

(F)$.0001 par value and 2 billion authorized shares

ADR - American Depositary Receipt
Cl - Class


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      125)

STATEMENTS OF OPERATIONS in thousands

                                                             HEALTH       REAL ESTATE
                                                      SCIENCES FUND   SECURITIES FUND
                                                      -------------   ---------------
                                                            10/1/00           10/1/00
                                                                 to                to
                                                            9/30/01           9/30/01
                                                            -------           -------
INVESTMENT INCOME:
Interest                                                   $    101         $     112
Dividends                                                       179             4,536
Securities lending                                                8                11
------------------------------------------------------- -----------     -------------
TOTAL INVESTMENT INCOME                                         288             4,659
======================================================= ===========     =============
EXPENSES:
Investment advisory fees                                        233               449
Administrator and fund accounting fees                            2                72
Transfer agent fees and expenses                                104                96
Custodian fees                                                   10                19
Directors' fees                                                  --                 1
Registration fees                                                --                 1
Professional fees                                                 1                 2
Printing                                                          2                 4
Other                                                            41                 2
Shareholder servicing fees - Fund level                          --                --
Shareholder servicing fees - Class S                             --                --
Distribution and shareholder servicing fees - Class A            16                 6
Distribution and shareholder servicing fees - Class B            39                18
Distribution fees - Class C                                      49                 3
------------------------------------------------------- -----------     -------------
TOTAL EXPENSES                                                  493               673
======================================================= ===========     =============
Less: Waiver of expenses                                        (89)             (137)
------------------------------------------------------- -----------     -------------
TOTAL NET EXPENSES                                              404               536
======================================================= ===========     =============
Investment income (loss) - net                                 (116)            4,123
------------------------------------------------------- -----------     -------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND OPTIONS WRITTEN - NET:
Net realized gain (loss) on investments                         399             4,720
Net realized gain (loss) on options written                      --                --
Net change in unrealized appreciation or depreciation
 of investments                                              (6,754)           (1,546)
Net changes in unrealized appreciation or depreciation
 of options written                                              --                --
------------------------------------------------------- -----------     -------------
NET GAIN (LOSS) ON INVESTMENTS                               (6,355)            3,174
======================================================= ===========     =============
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                           $ (6,471)        $   7,297
======================================================= ===========     =============

[WIDE TABLE CONTINUED FROM ABOVE]

                                                          TECHNOLOGY                  SCIENCE &
                                                                FUND            TECHNOLOGY FUND
                                                        ------------    -----------------------
                                                             10/1/00        11/1/00     12/1/99
                                                                  to             to          to
                                                             9/30/01        9/30/01    10/31/00
                                                         -----------    -----------   ---------
INVESTMENT INCOME:
Interest                                                  $      532     $      242    $    393
Dividends                                                         73             65          73
Securities lending                                               300             12          --
------------------------------------------------------- ------------   ------------   ---------
TOTAL INVESTMENT INCOME                                          905            319         466
======================================================= ============   ============   =========
EXPENSES:
Investment advisory fees                                       2,215            745         900
Administrator and fund accounting fees                           357            130         171
Transfer agent fees and expenses                                 333             69          27
Custodian fees                                                    95             20          25
Directors' fees                                                    3              9           6
Registration fees                                                 --             57          57
Professional fees                                                  9             54          13
Printing                                                          19             45          16
Other                                                              6              4           2
Shareholder servicing fees - Fund level                           --             --         250
Shareholder servicing fees - Class S                             103              1          --
Distribution and shareholder servicing fees - Class A            181              3           1
Distribution and shareholder servicing fees - Class B            333             70          69
Distribution fees - Class C                                      195             --          --
------------------------------------------------------- ------------   ------------   ---------
TOTAL EXPENSES                                                 3,849          1,207       1,537
======================================================= ============   ============   =========
Less: Waiver of expenses                                        (189)          (170)        (97)
------------------------------------------------------- ------------   ------------   ---------
TOTAL NET EXPENSES                                             3,660          1,037       1,440
======================================================= ============   ============   =========
Investment income (loss) - net                                (2,755)          (718)       (974)
------------------------------------------------------- ------------   ------------   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND OPTIONS WRITTEN - NET:
Net realized gain (loss) on investments                     (315,453)       (51,893)     (2,367)
Net realized gain (loss) on options written                       --         (2,253)        932
Net change in unrealized appreciation or depreciation
 of investments                                             (271,929)       (51,406)     14,820
Net changes in unrealized appreciation or depreciation
 of options written                                               --           (253)         --
------------------------------------------------------- ------------   ------------   ---------
NET GAIN (LOSS) ON INVESTMENTS                              (587,382)      (105,800)     13,385
======================================================= ============   ============   =========
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                          $ (590,137)    $ (106,523)   $ 12,411
======================================================= ============   ============   =========

The accompanying notes are an integral part of the financial statements.


(126      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                 (This page has been left blank intentionally.)

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                                   HEALTH
                                                                                            SCIENCES FUND
                                                                                -------------------------
                                                                                   10/1/00        10/1/99
                                                                                        to             to
                                                                                   9/30/01        9/30/00
                                                                                ----------      ---------

OPERATIONS:
Investment income (loss) - net                                                    $  (116)      $     (38)
Net realized gain (loss) on investments                                               399           3,404
Net realized gain (loss) on options written                                            --              --
Net change in unrealized appreciation or depreciation of investments               (6,754)          6,835
Net change in unrealized appreciation or depreciation of options written               --              --
-------------------------------------------------------------------------------   --------    -----------
Net increase (decrease) in net assets resulting from operations                    (6,471)         10,201
-------------------------------------------------------------------------------   --------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                              --              --
  Class B                                                                              --              --
  Class C                                                                              --              --
  Class Y                                                                              (1)             (2)
Net realized gain on investments(3):
  Class A                                                                            (702)             --
  Class B                                                                            (475)             --
  Class C                                                                            (459)             --
  Class Y                                                                          (2,040)             --
Tax return of capital:
  Class A                                                                              --              --
  Class B                                                                              --              --
  Class Y                                                                              --              --
-------------------------------------------------------------------------------   ---------   -------------
Total distributions                                                                (3,677)             (2)
-------------------------------------------------------------------------------   ---------   --------------
CAPITAL SHARE TRANSACTIONS(1):
Class A
  Proceeds from sales                                                               3,275           4,777
  Reinvestment of distributions                                                       685              --
  Payments for redemptions                                                         (2,142)         (1,336)
-------------------------------------------------------------------------------   ---------   -------------
Increase (decrease) in net assets from Class A transactions                         1,818          (3,441)
-------------------------------------------------------------------------------   ---------   -------------
Class B
  Proceeds from sales                                                               1,409           2,706
  Reinvestment of distributions                                                       469              --
  Payments for redemptions                                                         (1,319)           (686)
  Shares issued in connection with the acquisition of the Firstar Fund assets          --              --
-------------------------------------------------------------------------------   ---------   -------------
Increase (decrease) in net assets from Class B transactions                           559           2,020
-------------------------------------------------------------------------------   ---------   -------------
Class C
  Proceeds from sales                                                               2,495           3,975
  Reinvestment of distributions                                                       458              --
  Payments for redemptions                                                           (546)            (60)
-------------------------------------------------------------------------------   ---------   -------------
Increase in net assets from Class C transactions                                    2,407           3,915
-------------------------------------------------------------------------------   ---------   -------------
Class S (2)
  Proceeds from sales                                                                  --              --
  Payments for redemptions                                                             --              --
  Shares issued in connection with the acquisition of the Firstar Fund assets          --              --
-------------------------------------------------------------------------------   ---------   -------------
Increase in net assets from Class S transactions                                       --              --
-------------------------------------------------------------------------------   ---------   -------------
Class Y (2)
  Proceeds from sales                                                               4,869           3,248
  Reinvestment of distributions                                                       902              --
  Payments for redemptions                                                         (2,315)         (3,039)
  Shares issued in connection with the acquisition of the Firstar Fund assets          --              --
-------------------------------------------------------------------------------   ---------   -------------
Increase (decrease) in net assets from Class Y transactions                         3,456             209
-------------------------------------------------------------------------------   ---------   -------------
Increase (decrease) in net assets from capital share transactions                   8,240          (9,585)
-------------------------------------------------------------------------------   ---------   -------------
Total increase (decrease) in net assets                                            (1,908)        (19,784)
-------------------------------------------------------------------------------   ---------   -------------
NET ASSETS AT BEGINNING OF PERIOD                                                  34,388          14,604
===============================================================================   =========   =============
NET ASSETS AT END OF PERIOD                                                       $32,480       $  34,388
===============================================================================   =========   =============
ACCUMULATED NET INVESTMENT INCOME (LOSS)                                          $    --       $      --
===============================================================================   =========   =============

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                             REAL ESTATE
                                                                                         SECURITIES FUND
                                                                             ---------------------------
                                                                                  10/1/00        10/1/99
                                                                                       to             to
                                                                                  9/30/01        9/30/00
                                                                             ------------    -----------
OPERATIONS:
Investment income (loss) - net                                                    $ 4,123      $   3,630
Net realized gain (loss) on investments                                             4,720         (5,831)
Net realized gain (loss) on options written                                            --             --
Net change in unrealized appreciation or depreciation of investments               (1,546)        15,034
Net change in unrealized appreciation or depreciation of options written               --             --
-------------------------------------------------------------------------------   ---------   -----------
Net increase (decrease) in net assets resulting from operations                     7,297         12,833
-------------------------------------------------------------------------------   ---------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                            (109)          (102)
  Class B                                                                             (76)          (106)
  Class C                                                                             (13)            (1)
  Class Y                                                                          (3,085)        (3,583)
Net realized gain on investments(3):
  Class A                                                                              --             --
  Class B                                                                              --             --
  Class C                                                                              --             --
  Class Y                                                                              --             --
Tax return of capital:
  Class A                                                                              (5)            (4)
  Class B                                                                              (4)            (5)
  Class Y                                                                            (149)          (138)
-------------------------------------------------------------------------------   ---------   ------------
Total distributions                                                                (3,441)        (3,939)
-------------------------------------------------------------------------------   ---------   ------------
CAPITAL SHARE TRANSACTIONS(1):
Class A
  Proceeds from sales                                                               1,350            772
  Reinvestment of distributions                                                       102             91
  Payments for redemptions                                                         (1,119)          (601)
-------------------------------------------------------------------------------   ---------   ------------
Increase (decrease) in net assets from Class A transactions                           333            262
-------------------------------------------------------------------------------   ---------   ------------
Class B
  Proceeds from sales                                                                 376            315
  Reinvestment of distributions                                                        73             92
  Payments for redemptions                                                           (663)          (995)
  Shares issued in connection with the acquisition of the Firstar Fund assets           2             --
-------------------------------------------------------------------------------   ---------   ------------
Increase (decrease) in net assets from Class B transactions                          (212)          (588)
-------------------------------------------------------------------------------   ---------   ------------
Class C
  Proceeds from sales                                                                 256            167
  Reinvestment of distributions                                                        13              1
  Payments for redemptions                                                           (101)            (7)
-------------------------------------------------------------------------------   ---------   -------------
Increase in net assets from Class C transactions                                      168            161
-------------------------------------------------------------------------------   ---------   ------------
Class S (2)
  Proceeds from sales                                                                 242             --
  Payments for redemptions                                                             --             --
  Shares issued in connection with the acquisition of the Firstar Fund assets          67             --
-------------------------------------------------------------------------------   ---------   ------------
Increase in net assets from Class S transactions                                      309             --
-------------------------------------------------------------------------------   ---------   ------------
Class Y (2)
  Proceeds from sales                                                              12,135         14,679
  Reinvestment of distributions                                                       255            337
  Payments for redemptions                                                         (8,203)       (18,216)
  Shares issued in connection with the acquisition of the Firstar Fund assets      32,008             --
-------------------------------------------------------------------------------   ---------   ------------
Increase (decrease) in net assets from Class Y transactions                        36,195         (3,200)
-------------------------------------------------------------------------------   ---------   ------------
Increase (decrease) in net assets from capital share transactions                  36,793         (3,365)
-------------------------------------------------------------------------------   ---------   ------------
Total increase (decrease) in net assets                                            40,649          5,529
-------------------------------------------------------------------------------   ---------   ------------
NET ASSETS AT BEGINNING OF PERIOD                                                  60,420         54,891
===============================================================================   =========   ============
NET ASSETS AT END OF PERIOD                                                      $101,069     $  60,420
===============================================================================   =========   ============
ACCUMULATED NET INVESTMENT INCOME (LOSS)                                          $   751      $     (69)
===============================================================================   =========   ============

(1)See Note 4 in the notes to the financial statements for additional information.

(2)On September 24, 2001, Class Y and Institutional class of Science & Technology Fund were redesignated as Class S and Class Y, respectively.

(3)Includes distributions in excess of net realized gains of $97 and $1,745 for the period ended September 30, 2001 for the Health Sciences and Technology Funds, respectively.

The accompanying notes are an integral part of the financial statements.


(128      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                    TECHNOLOGY                               SCIENCE &
                          FUND                         TECHNOLOGY FUND
     -------------------------   -------------------------------------
         10/1/00       10/1/99        11/1/00      12/1/99      8/9/99
              to            to             to           to          to
         9/30/01       9/30/00        9/30/01     10/31/00    11/30/99
     -----------   -----------   ------------  -----------   ---------


      $   (2,755)   $   (5,255)   $     (718)   $    (974)     $   (71)
        (315,453)      131,445       (51,893)      (2,367)        (414)
              --            --        (2,253)         932
        (271,929)       43,672       (51,406)      14,820        9,711
              --            --          (253)          --           --
      ----------   -----------    ----------   ----------    ---------
        (590,137)      169,862      (106,523)      12,411        9,226
      ----------   -----------    ----------   ----------    ---------


              --            --            --           --           --
              --            --            --           --           --
              --            --            --           --           --
              --            --            --           --           --

         (24,639)       (7,867)           --           --           --
         (16,716)       (7,758)           --           --           --
          (5,503)           --            --           --           --
         (67,890)      (70,350)           --           --           --

              --            --            --           --           --
              --            --            --           --           --
              --            --            --           --           --
      ----------   -----------    ----------   ----------    ---------
        (114,748)      (85,975)           --           --           --
      ----------   -----------    ----------   ----------    ---------


          51,555       226,127         2,947        2,073           --
          23,719         7,203            --           --           --
         (42,766)      (96,618)       (1,777)         (27)          --
      ----------   -----------    ----------   ----------    ---------
          32,508       136,712         1,170        2,046           --
      ----------   -----------    ----------   ----------    ---------

          11,252        82,706         2,098       12,986        1,197
          16,266         7,621            --                        --
          (9,839)      (17,275)       (1,168)      (1,054)          --
              --            --            --           --           --
      ----------   -----------    ----------   ----------    ---------
          17,679        73,052           930       11,932        1,197
      ----------   -----------    ----------   ----------    ---------

          16,755        39,844            --           --           --
           5,470            --            --           --           --
          (5,921)       (1,945)           --           --           --
      ----------   -----------    ----------   ----------    ---------
          16,304        37,899            --           --           --
      ----------   -----------    ----------   ----------    ---------

              --            --         3,256           --           --
              --            --          (104)          --           --
              --            --            --           --           --
      ----------   -----------    ----------   ----------    ---------
              --            --         3,152           --           --
      ----------   -----------    ----------   ----------    ---------

          88,628       242,912        50,119       86,735       32,590
          35,693        19,875            --           --           --
         (95,285)     (128,235)      (51,322)     (18,229)        (734)
              --            --            --           --           --
      ----------   -----------    ----------   ----------    ---------
          29,036       134,552        (1,203)      68,506       31,858
      ----------   -----------    ----------   ----------    ---------
          95,527       382,215         4,049       82,484       33,055
      ----------   -----------    ----------   ----------    ---------
        (609,358)      466,102      (102,474)      94,895       42,281
      ----------   -----------    ----------   ----------    ---------
         723,079       256,977       137,176       42,281           --
      ==========   ===========    ==========   ==========    =========
      $  113,721    $  723,079    $   34,702    $ 137,176      $42,281
      ==========   ===========    ==========   ==========    =========
      $       --    $       --    $       --    $      --      $    --
      ==========   ===========    ==========   ==========    =========


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      129)

FINANCIAL HIGHLIGHTS For a share outstanding, throughout the periods ended September 30, unless otherwise indicated

                                                    REALIZED AND
                       NET ASSET                      UNREALIZED     DIVIDENDS                    DISTRIBUTIONS
                           VALUE              NET       GAINS OR      FROM NET    DISTRIBUTIONS            FROM
                       BEGINNING       INVESTMENT    (LOSSES) ON    INVESTMENT             FROM       RETURN OF
                       OF PERIOD    INCOME (LOSS)    INVESTMENTS        INCOME    CAPITAL GAINS         CAPITAL
                     -----------  ---------------  -------------  ------------  ---------------  --------------
HEALTH SCIENCES FUND
Class A
 2001(4)              $  13.34        $ (0.03)        $ (2.10)      $    --         $ (1.37)        $    --
 2000                     8.24          (0.02)           5.12            --              --              --
 1999                     7.82           0.01            0.46         (0.01)          (0.04)             --
 1998                    12.05           0.01           (2.78)           --           (1.46)             --
 1997                     9.86          (0.01)           2.30            --           (0.10)             --
Class B
 2001(4)              $  12.89        $ (0.11)        $ (2.01)      $    --         $ (1.37)        $    --
 2000                     8.02          (0.08)           4.95            --              --              --
 1999                     7.65           0.01            0.40            --           (0.04)             --
 1998                    11.90          (0.02)          (2.77)           --           (1.46)             --
 1997                     9.81          (0.01)           2.20            --           (0.10)             --
Class C
 2001(4)              $  13.29        $ (0.11)        $ (2.08)      $    --         $ (1.37)        $    --
 2000(2)                  9.76          (0.03)           3.56            --              --              --
Class S
 2001(3)(4)           $   9.06        $    --         $  0.78       $    --         $    --         $    --
Class Y
 2001(4)              $  13.42        $    --         $ (2.12)      $    --         $ (1.37)        $    --
 2000                     8.28             --            5.14            --              --              --
 1999                     7.84           0.04            0.48         (0.04)          (0.04)             --
 1998                    12.08           0.03           (2.78)        (0.03)          (1.46)             --
 1997                     9.87          (0.01)           2.33         (0.01)          (0.10)             --
-------               --------        -------         -------       -------         -------         -------
REAL ESTATE SECURITIES FUND
Class A
 2001(4)           $     12.71        $  0.76         $  0.32       $ (0.64)        $    --         $ (0.03)
 2000                    10.78           0.74            2.00         (0.79)             --           (0.02)
 1999                    12.17           0.65           (1.36)        (0.67)             --           (0.01)
 1998                    14.97           0.63           (2.40)        (0.70)          (0.33)             --
 1997                    11.52           0.72            3.42         (0.65)          (0.03)          (0.01)
Class B
 2001(4)              $  12.61        $  0.65         $  0.33       $ (0.54)        $    --         $ (0.03)
 2000                    10.69           0.64            2.00         (0.69)             --           (0.03)
 1999                    12.08           0.55           (1.34)        (0.57)             --           (0.03)
 1998                    14.86           0.52           (2.37)        (0.60)          (0.33)             --
 1997                    11.46           0.63            3.38         (0.57)          (0.03)          (0.01)
Class C
 2001(4)              $  12.68        $  0.68         $  0.30       $ (0.59)        $    --         $    --
 2000(2)                 10.61           0.50            2.14         (0.57)             --              --
Class S
 2001(3)(4)           $  12.52        $  0.11         $  0.49       $    --         $    --         $    --
Class Y
 2001(4)              $  12.73        $  0.84         $  0.28       $ (0.68)        $    --         $ (0.02)
 2000                    10.80           0.77            2.00         (0.81)             --           (0.03)
 1999                    12.19           0.68           (1.35)        (0.69)             --           (0.03)
 1998                    14.99           0.67           (2.40)        (0.74)          (0.33)             --
 1997                    11.53           0.74            3.43         (0.67)          (0.03)          (0.01)
-------               --------        -------         -------       -------         -------         -------

(1)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(2)Commenced operations on February 1, 2000. All ratios for the period have been annualized, except total return.
(3)Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.
(4)Per share data calculated using average shares outstanding method.

The accompanying notes are an integral part of the financial statements.


(130      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                                   RATIO OF NET
                                                                                       RATIO OF      INVESTMENT
                                                                    RATIO OF NET    EXPENSES TO   INCOME (LOSS)
       NET ASSET                                       RATIO OF       INVESTMENT        AVERAGE      TO AVERAGE
           VALUE                      NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS      NET ASSETS   PORTFOLIO
          END OF           TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING      (EXCLUDING    TURNOVER
          PERIOD      RETURN (1)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)        WAIVERS)        RATE
     -----------  --------------  --------------  -------------  ---------------  -------------  --------------  ----------

       $  9.84         (17.35)%       $ 6,514          1.15%           (0.28)%         1.42%          (0.55)%        103%
         13.34          61.89           6,645          1.17            (0.27)          1.46           (0.56)         104
          8.24           6.08           1,383          1.16             0.11           1.30           (0.03)          53
          7.82         (25.24)          2,017          1.15             0.04           1.20           (0.01)          45
         12.05          23.60             849          1.15            (0.20)          1.29           (0.34)          54

       $  9.40         (17.99)%       $ 3,496          1.90%           (1.04)%         2.17%          (1.31)%        103%
         12.89          60.72           4,221          1.92            (1.02)          2.21           (1.31)         104
          8.02           5.37           1,029          1.92            (0.64)          2.05           (0.77)          53
          7.65         (25.80)            645          1.90            (0.73)          1.95           (0.78)          45
         11.90          22.69             516          1.90            (0.94)          2.04           (1.08)          54

       $  9.73         (17.92)%       $ 5,329          1.90%           (1.04)%         2.17%          (1.31)%        103%
         13.29          36.17           4,347          1.92            (1.02)          2.21           (1.31)         104

       $  9.84           8.61%        $    --          0.00%            0.00%          0.00%           0.00%         103%

       $  9.93         (17.15)%       $17,141          0.90%           (0.04)%         1.17%          (0.31)%        103%
         13.42          62.10          19,175          0.92            (0.02)          1.21           (0.31)         104
          8.28           6.59          12,192          0.90             0.38           1.05            0.23           53
          7.84         (25.10)         21,977          0.90             0.27           0.95            0.22           45
         12.08          23.89          41,243          0.90             0.06           1.04           (0.08)          54
       -------         ------     -----------          ----            -----           ----           -----          ---


       $ 13.12           8.69%        $ 2,421          1.04%            5.89%          1.25%           5.68%          85%
         12.71          26.68           2,035          1.05             6.59           1.24            6.40           45
         10.78          (5.89)          1,518          1.05             5.52           1.18            5.39           21
         12.17         (12.42)          2,027          1.05             4.71           1.18            4.58           36
         14.97          36.77           2,105          1.05             4.46           1.30            4.21           14

       $ 13.02           7.93%        $ 1,724          1.79%            5.13%          2.00%           4.92%          85%
         12.61          25.81           1,874          1.80             5.79           1.99            5.60           45
         10.69          (6.68)          2,192          1.80             4.75           1.93            4.62           21
         12.08         (13.04)          3,026          1.80             3.98           1.93            3.85           36
         14.86          35.77           3,318          1.80             3.61           2.00            3.41           14

       $ 13.08           7.93%        $   341          1.79%            5.27%          2.00%           5.06%          85%
         12.68          25.56             164          1.80             5.79           1.99            5.60           45

       $ 13.12           4.87%        $   320          0.56%           43.93%          1.01%          43.48%          85%

       $ 13.15           9.01%        $96,263          0.80%            6.50%          1.01%           6.29%          85%
         12.73          26.95          56,347          0.80             6.79           0.99            6.60           45
         10.80          (5.64)         51,181          0.80             5.78           0.93            5.65           21
         12.19         (12.18)         58,275          0.80             5.06           0.93            4.93           36
         14.99          37.07          40,501          0.80             4.57           1.05            4.32           14
       -------         ------     -----------          ----            -----           ----           -----          ---


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      131)

FINANCIAL HIGHLIGHTS For a share outstanding, throughout the periods ended September 30, unless otherwise indicated

                                                    REALIZED AND
                       NET ASSET                      UNREALIZED     DIVIDENDS
                           VALUE              NET       GAINS OR      FROM NET   DISTRIBUTIONS
                       BEGINNING       INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                       OF PERIOD    INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
                     -----------  ---------------  -------------  ------------  --------------
TECHNOLOGY FUND
Class A
 2001(7)              $  47.68        $ (0.15)       $ (33.55)        $ --         $  (7.62)
 2000                    34.22          (0.35)          24.87           --           (11.06)
 1999                    15.60          (0.18)          19.55           --            (0.75)
 1998                    20.20          (0.13)          (3.26)          --            (1.21)
 1997                    19.25          (0.11)           3.12           --            (2.06)
Class B
 2001(7)              $  44.40        $ (0.26)       $ (30.75)        $ --         $  (7.62)
 2000                    32.59          (0.35)          23.22           --           (11.06)
 1999                    14.99          (0.34)          18.69           --            (0.75)
 1998                    19.58          (0.24)          (3.14)          --            (1.21)
 1997                    18.85          (0.20)           2.99           --            (2.06)
Class C
 2001(7)              $  47.49        $ (0.26)       $ (33.33)        $ --         $  (7.62)
 2000(1)                 50.30          (0.35)          (2.46)          --               --
Class S
 2001(2)(7)           $   6.95        $    --        $  (0.59)        $ --         $     --
Class Y
 2001(7)              $  48.60        $ (0.11)       $ (34.34)        $ --         $  (7.62)
 2000                    34.64          (0.34)          25.36           --           (11.06)
 1999                    15.73          (0.13)          19.79           --            (0.75)
 1998                    20.29          (0.08)          (3.27)          --            (1.21)
 1997                    19.29          (0.06)           3.12           --            (2.06)
-------               --------        -------        --------         ----         --------
SCIENCE & TECHNOLOGY FUND(9)
Class A
 2001(3)(7)           $  19.43        $ (0.10)       $ (14.63)        $ --         $     --
 2000(5)(6)              21.93          (0.07)          (2.43)          --               --
Class B
 2001(3)(7)           $  19.36        $ (0.18)       $ (14.52)        $ --         $     --
 2000(6)(7)              14.52          (0.27)           5.11           --               --
 1999(5)                 10.00             --            4.52           --               --
Class C
 2001(2)(7)           $   5.06        $    --        $  (0.36)        $ --         $     --
Class S
 2001(4)(7)           $  17.69        $ (0.07)       $ (12.92)        $ --         $     --
Class Y
 2001(3)(7)           $  19.54        $ (0.09)       $ (14.71)        $ --         $     --
 2000(6)                 14.56          (0.13)           5.11           --               --
 1999(5)                 10.00             --            4.56           --               --
-------               --------        -------        --------         ----         --------

(1)Commenced operations on February 1, 2000. All ratios for the period have been annualized, except total return.
(2)Class C and Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.
(3)Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30 . All ratios for the period have been annualized, except total return.
(4)Class S shares have been offered since December 11, 2000. All ratios for the period have been annualized, except total return.
(5)Commenced operations on August 9, 1999. All ratios for the period have been annualized, except total return.
(6)Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return.
(7)Per share data calculated using average shares outstanding method.
(8)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(9)The financial highlights for the Science & Technology Fund as set forth herein include the historical financial highlights of the Firstar Science & Technology Fund. The assets of the Firstar Fund were acquired by the First American Science & Technology Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Science & Technology
   Fund were exchanged for Class A shares of the First American Science & Technology Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.

The accompanying notes are an integral part of the financial statements.


(132      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                                   RATIO OF NET
                                                                                       RATIO OF      INVESTMENT
                                                                    RATIO OF NET    EXPENSES TO   INCOME (LOSS)
       NET ASSET                                       RATIO OF       INVESTMENT        AVERAGE      TO AVERAGE
           VALUE                      NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS      NET ASSETS   PORTFOLIO
          END OF           TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING      (EXCLUDING    TURNOVER
          PERIOD      RETURN (8)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)        WAIVERS)        RATE
     -----------  --------------  --------------  -------------  ---------------  -------------  --------------  ----------

       $  6.36         (83.30)%      $ 29,084          1.15%           (0.88)%         1.22%          (0.95)%        269%
         47.68          80.11         155,533          1.15            (0.93)          1.15           (0.93)         195
         34.22         128.71          21,491          1.15            (0.80)          1.16           (0.81)         184
         15.60         (16.69)          7,703          1.15            (0.60)          1.15           (0.60)         124
         20.20          17.71           5,564          1.15            (0.59)          1.17           (0.61)         150

       $  5.77         (83.42)%      $ 15,974          1.90%           (1.63)%         1.97%          (1.70)%        269%
         44.40          78.77          97,003          1.90            (1.68)          1.90           (1.68)         195
         32.59         127.09          20,866          1.90            (1.56)          1.91           (1.57)         184
         14.99         (17.21)          7,499          1.90            (1.38)          1.90           (1.38)         124
         19.58          16.82           8,463          1.90            (1.41)          1.92           (1.43)         150

       $  6.28         (83.43)%      $  9,010          1.90%           (1.63)%         1.98%          (1.71)%        269%
         47.49          (5.59)         33,605          1.90            (1.67)          1.88           (1.65)         195

       $  6.36          (8.49)%      $     --          0.00%            0.00%          0.00%           0.00%         269%

       $  6.53         (83.26)%      $ 59,653          0.90%           (0.62)%         0.96%          (0.67)%        269%
         48.60          80.71         436,938          0.90            (0.67)          0.90           (0.67)         195
         34.64         129.52         214,620          0.90            (0.53)          0.91           (0.54)         184
         15.73         (16.41)        100,985          0.90            (0.38)          0.90           (0.38)         124
         20.29          17.95         148,659          0.90            (0.41)          0.92           (0.43)         150
----   -------         ------     -----------          ----            -----           ----           -----          ---


       $  4.70         (75.81)%      $    988          1.59%           (1.15)%         1.84%          (1.40)%        146%
         19.43         (11.40)          1,944          1.64            (1.47)          1.73           (1.56)          85

       $  4.66         (75.93)%      $  3,563          2.32%           (1.87)%         2.56%          (2.11)%        146%
         19.36          33.33          13,465          2.09            (1.63)          2.19           (1.73)          85
         14.52          45.20           1,345          1.94            (1.19)          2.09           (1.34)          16

       $  4.70          (7.11)%      $     --          0.00%            0.00%          0.00%           0.00%         146%

       $  4.70         (73.43)%      $  1,858          1.56%           (1.19)%         1.90%          (1.53)%        146%

       $  4.74         (75.74)%      $ 28,293          1.34%           (0.90)%         1.58%          (1.14)%        146%
         19.54          34.20         121,767          1.36            (0.90)          1.46           (1.00)          85
         14.56          45.60          40,936          1.69            (0.94)          1.84           (1.09)          16
----   -------         ------     -----------          ----            -----           ----           -----          ---


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      133)

NOTES TO FINANCIAL STATEMENTS September 30, 2001

1 >  ORGANIZATION

     The Large Cap Growth Fund, Large Cap Value Fund, Large Cap Core Fund, Growth & Income Fund, Relative Value Fund, Capital Growth Fund, Equity Income Fund, Balanced Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Mid Cap Core Fund, Micro Cap Fund, Small Cap Growth Fund, Small Cap Value Fund, Small Cap Core Fund, Emerging Markets Fund, International Fund, Health Sciences Fund, Real Estate Securities Fund, Technology Fund, and Science & Technology Fund (each "Fund" and collectively, the "Funds") are mutual funds offered by First American Investment Funds, Inc. (FAIF), which is a member of the First American Family of Funds. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF's articles of incorporation permit the Board of Directors to create additional funds in the future.

     FAIF offers Class A, Class B, Class C, Class S, and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares are sold with a front-end sales charge and may be subject to a contingent deferred sales charge for 18 months. Class S shares have no sales charge and are offered only through banks and other financial institutions. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

     The Funds' prospectuses provide descriptions of each Fund's investment objectives, policies and strategies. All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fees charged may differ among classes.


2 >  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Security valuations for FAIF fund investments are furnished by independent pricing services that have been approved by the Board of Directors. Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

     DISTRIBUTIONS TO SHAREHOLDERS - Balanced Fund, Capital Growth Fund, Equity Income Fund, Growth & Income Fund, Large Cap Core Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Core Fund, Mid Cap Growth Fund, Mid Cap Value Fund and Relative Value Fund declare and pay income dividends monthly. Micro Cap Fund, Small Cap Growth Fund, Small Cap Core Fund, Small Cap Value Fund, Health Sciences Fund, Real Estate Securities Fund and Technology Fund declare and pay income dividends quarterly. Emerging Markets Fund, International Fund and Science & Technology Fund declare and pay income dividends annually.

     Due to the nature of the dividends received by the Real Estate Securities Fund on its securities holdings, a portion of the quarterly distributions of the Real Estate Securities Fund may be a return of capital. Any net realized capital


(134      FIRST AMERICAN FUNDS ANNUAL REPORT 2001
     gains on sales of a fund's securities are distributed to shareholders at least annually.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for Federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to post-October losses, losses deferred due to wash sales, foreign currency gains and losses and the "mark-to-market" of certain Passive Foreign Investment Companies (PFICs) for tax purposes. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

     On the statements of net assets the following adjustments were made for permanent tax adjustments (000):

                                      ACCUMULATED     UNDISTRIBUTED
                                     NET REALIZED    NET INVESTMENT
                                      GAIN (LOSS)            INCOME    PAID IN CAPITAL
                                   --------------   ---------------   ----------------
     Large Cap Growth Fund           $     36          $ 1,357            $ (1,393)
     Large Cap Value Fund                  98              (98)                 --
     Large Cap Core Fund                   (3)              (9)                 12
     Growth & Income Fund              (2,361)            (739)              3,100
     Relative Value Fund                   12              (12)                 --
     Capital Growth Fund                    4            1,267              (1,271)
     Equity Income Fund                     5               60                 (65)
     Balanced Fund                       (622)             114                 508
     Mid Cap Growth Fund                  138            1,331              (1,469)
     Mid Cap Core Fund                     68              (45)                (23)
     Micro Cap Fund                       890            2,159              (3,049)
     Small Cap Growth Fund                 52            1,568              (1,620)
     Small Cap Value Fund                (531)             297                 234
     Small Cap Core Fund                  141               53                (194)
     Emerging Markets Fund                286             (317)                 31
     International Fund               (25,014)          (8,096)             33,110
     Health Sciences Fund                 (64)             118                 (54)
     Real Estate Securities Fund        1,651              138              (1,789)
     Technology Fund                        8            2,755              (2,763)
     Science & Technology Fund             --              718                (718)
----------------------------------   ----------        ---------          --------

     At September 30, 2001, the following funds have capital loss carryovers:

                                       AMOUNT (000)    EXPIRATION DATE
                                     --------------   ----------------
     Large Cap Growth Fund              $  5,390           2009
     Large Cap Value Fund                  5,508           2009
     Large Cap Core Fund                  31,064           2009
     Growth & Income Fund                 20,675           2009
     Capital Growth Fund                  12,783           2009
     Balanced Fund                        15,132      2008-2009
     Mid Cap Growth Fund                   8,410           2009
     Mid Cap Value Fund                  106,045           2008
     Mid Cap Core Fund                    13,265           2009
     Micro Cap Fund                        7,489           2009
     Emerging Markets Fund                   242           2007
     International Fund                   51,154      2007-2009
     Real Estate Securities Fund           4,664           2008
     Technology Fund                      12,002           2009
     Science & Technology Fund            51,353      2007-2009
----------------------------------      --------      ---------

     In accordance with Section 382 of the Internal Revenue Code, utilization of the capital loss carryovers was limited for Balanced, International and Real Estate Securities Funds in the amount (000) of $11,268, $8,582, and $1,604, respectively. The amount for the Real Estate Securities Fund is subject to change because its tax year end is December 31.

     Certain funds incurred a loss for tax purposes for November 1, 2000, to September 30, 2001. As permitted by tax regulations, the Fund intends to elect to defer and treat these losses as arising in the fiscal year ended September 30, 2002. The following funds had deferred losses:

                             AMOUNT (000)
                             ------------
     Large Cap Growth Fund     $38,004
     Balanced Fund              24,605
     Mid Cap Growth Fund       108,446
     Small Cap Growth Fund      71,061
     Emerging Markets Fund       7,401
     International Fund        125,526
     Technology Fund           285,984
     -----------------------   -------

     FUTURES TRANSACTIONS - In order to gain exposure to or protect against changes in the market, certain Funds may enter into S&P Stock Index futures contracts and other stock futures contracts.

     Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. government securities in an amount equal to five percent of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contract is closed. When the contract is closed, the Fund


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      135)

NOTES TO FINANCIAL STATEMENTS September 30, 2001

     records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

     FOREIGN CURRENCY TRANSLATION - The books and records of the Emerging Markets Fund and International Fund are maintained in U.S. dollars on the following basis:

     o market value of investment securities, assets and liabilities at the current rate of exchange; and
     o purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Emerging Markets Fund and International Fund do not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     The Emerging Markets Fund and International Fund report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS - The Emerging Markets Fund and International Fund may enter into forward foreign currency contracts as hedges against either specific transactions or fund positions. The aggregate principal amount of the contracts are not recorded because the Emerging Markets Fund and International Fund intend to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Emerging Markets Fund and International Fund realize gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes.

     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit a potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the Funds' statement of assets and liabilities. The face or contract amount in U.S. dollars reflects the total exposure the portfolio has in that particular currency contract. In addition, there could be exposure to risks (limited to the amount of unrealized gains) if the counterparties to the contracts are unable to meet the terms of their contracts. There were no outstanding forward foreign currency contracts at September 30, 2001.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as the 12b-1 fees, are borne by that Class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective Class on the basis of the relative net assets each day.

     OPTIONS TRANSACTIONS - When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon exercise of the option.

     Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

     SECURITIES LENDING - Each Fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities in order to earn additional income. Each Fund's policy is to maintain collateral in the form of cash, U.S. Government securities or other high grade debt obligations equal to at least


(136      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

     100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned.

     USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.


3 >  FEES AND EXPENSES

     ADVISOR FEES - Prior to May 2, 2001, First American Asset Management ("FAAM"), a division of U.S. Bank National Association ("U.S. Bank"), served as investment advisor to the Large Cap Growth Fund, Large Cap Value Fund, Equity Income Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Emerging Markets Fund, Health Sciences Fund, Real Estate Securities Fund and Technology Fund. Firstar Investment Research & Management Company LLC ("FIRMCO") served as investment advisor to Large Cap Core Fund, Growth & Income Fund, Relative Value Fund, Capital Growth Fund, Balanced Fund, Mid Cap Core Fund, Micro Cap Fund, Small Cap Core Fund, International Fund and Science & Technology Fund. On May 2, 2001, FAAM and FIRMCO combined advisory operations to form U.S. Bancorp Piper Jaffray Asset Management, Inc. (the "Advisor"), a subsidiary of U.S. Bank. The investment advisory fees paid by each fund did not change as a result of the combination. Pursuant to an investment advisory agreement (the "Agreement"), the Advisor manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay the Advisor a monthly fee based upon average daily net assets. The annual fee for each fund is as follows:

     -----------------------------------------
     Large Cap Growth Fund               0.65%
     Large Cap Value Fund                0.65%
     Large Cap Core fund                 0.65%
     Growth & Income Fund                0.65%
     Relative Value Fund                 0.65%
     Capital Growth Fund                 0.65%
     Equity Income Fund                  0.65%
     Balanced Fund                       0.65%
     Mid Cap Growth Fund                 0.70%
     Mid Cap Value Fund                  0.70%
     Mid Cap Core Fund                   0.70%
     Micro Cap Fund                      1.40%
     Small Cap Growth Fund               0.70%
     Small Cap Value Fund                0.70%
     Small Cap Core Fund                 0.70%
     Emerging Markets Fund               1.15%
     International Fund                  1.10%
     Health Sciences Fund                0.70%
     Real Estate Securities Fund         0.70%
     Technology Fund                     0.70%
     Science & Technology Fund           0.70%
     -----------------------------------------

     The Advisor voluntarily waived fees during the current fiscal year so that the total fund operating expenses did not exceed expense limitations described in the Funds' prospectuses.

     The Funds may invest in First American Funds, Inc. (FAF), subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, the Advisor reimburses each FAIF fund an amount equal to the investment advisory fee earned by FAF related to such investments.

     SUB-ADVISOR FEES - Marvin & Palmer Associates, Inc. serves as Sub-Advisor to the Emerging Markets Fund pursuant to a Sub-Advisory Agreement with the Advisor. For Emerging Markets Fund, Marvin & Palmer is paid a monthly fee by the Advisor calculated on an annual basis equal to 0.85% of the first $100 million of average daily net assets, 0.60% of average daily net assets in excess of $100 million up to $300 million, 0.55% of average daily net assets in excess of $300 million up to $500 million, and 0.50% of average daily net assets in excess of $500 million.

     Clay Finlay, Inc. serves as Sub-Adviser to the International Fund, and receives a fee, payable by the Advisor. The fee is computed daily and paid monthly at the following annual rates (as a percentage of the Fund's average daily net assets): 0.75% of the first $50 million of the Fund's average daily net assets; plus 0.50% of the next $50 million of average daily net assets; plus 0.25% of average net assets in excess of $100 million.


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      137)

NOTES TO FINANCIAL STATEMENTS September 30, 2001

     ADMINISTRATION FEES - U.S. Bank is the administrator providing administrative services including certain accounting, legal, and shareholder services to the First American Family of Funds. Under the arrangement, the Funds are charged an annual rate of 0.12% of each FAIF Fund's average daily net assets, with a minimum annual fee of $50,000. To the extent that aggregate net assets of the First American Family of Funds exceed $8 billion, the annual rate for each FAIF Fund is reduced to 0.105% of its respective share of excess net assets. Fees are computed daily and paid monthly.

     Administration fees paid to U.S. Bank as administrator for the year ended September 30, 2001 were as follows (000):

     -------------------------------------
     Large Cap Growth Fund            $471
     Large Cap Value Fund              621
     Equity Income Fund                142
     Mid Cap Growth Fund               222
     Mid Cap Value Fund                161
     Small Cap Growth Fund             222
     Small Cap Value Fund              246
     Emerging Markets Fund              26
     Health Sciences Fund               16
     Real Estate Securities Fund        31
     Technologies Fund                 144
     -------------------------------------

     Firstar Mutual Fund Services, LLC ("FMFS"), an affiliate of U.S. Bancorp, served as the administrator of the Firstar Funds. As administrator FMFS earned a fee at an annual rate of 0.125% on the first $2 billion of average daily net assets and 0.10% on assets in excess of $2 billion. For the period of November 1, 2000 to September 30, 2001, FMFS earned fees, which were computed daily and paid monthly, from the following funds (000):

     -----------------------------------
     Large Cap Core Fund            $389
     Growth & Income Fund            795
     Relative Value Fund             460
     Capital Growth Fund             252
     Balanced Fund                   258
     Mid Cap Core Fund               525
     Micro Cap Fund                  330
     Small Cap Core Fund             331
     International Fund              173
     Science & Technology Fund        75
     -----------------------------------

     SUB-ADMINISTRATION FEES - Both SEI Investments Mutual Fund Services ("SIMFS") and FMFS provided sub-administration services for the Funds for the year ended September 30, 2001. For these services U.S. Bank compensates SIMFS and FMFS monthly at a rate equal to 0.05% of aggregate average daily net assets of the FAIF. In addition, SIMFS also received 0.015% on assets up to $34.5 billion, 0.0075% on the next $25.5 billion and 0.005% on the assets over $80 billion for the First American Family of Funds. There is a minimum fee of $50,000 per fund (the oldest 38 funds excluded). U.S. Bank paid SIMFS $9,211,172 and FMFS $1,182,706 in aggregate from October 1, 2000 through September 30, 2001. For the funds included in this annual report the amounts paid to SIMFS and FMFS for their respective periods were as follows (000):

                                       SIMFS    FMFS
     -----------------------------------------------
     Large Cap Growth Fund              $585     $31
     Large Cap Value Fund                796      14
     Equity Income Fund                  171      11
     Balanced Fund                       174      --
     Mid Cap Growth Fund                 283      10
     Mid Cap Value Fund                  198       9
     Small Cap Growth Fund               273      18
     Small Cap Value Fund                300      14
     Emerging Markets Fund                33       1
     Health Sciences Fund                 19       1
     Real Estate Securities Fund          37       2
     Technology Fund                     198       2
     -----------------------------------------------

     CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank served as the Fund's custodian for the Large Cap Growth Fund, Large Cap Value Fund, Equity Income Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Emerging Markets Fund, Health Sciences Fund, Real Estate Securities Fund and Technology Fund. The fee for each Fund, with the exception of Emerging Markets, is equal to an annual rate of 0.03% of average daily net assets. The fee for the Emerging Markets Fund was 0.10% of the average daily net assets, which is computed daily and paid monthly. Firstar Bank N.A., an affiliate of U.S. Bancorp, served as custodian for the Large Cap Core Fund, Growth & Income Fund, Relative Value Fund, Capital Growth Fund, Balanced Fund, Mid Cap Core Fund, Micro Cap Fund, Small Cap Core Fund, International Fund and Science & Technology Fund. Under the arrangement, the Funds were charged an annual fee of 0.02% on the first $2 billion of Firstar Funds assets, plus 0.015% on the next $2 billion, plus 0.01% on the next $1 billion and 0.005% on assets in excess of $5 billion.

     DISTRIBUTION AND SHAREHOLDER SERVICING FEES - SEI Investments Distribution Co. ("SIDCO") served as distributor of the Funds. Under the respective distribution plan, each of the Funds pay SIDCO a monthly distribution fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class A shares, 1.00% of the Class B shares, 1.00% of the Class C shares and 0.25% of the Class S shares, which may be used by SIDCO to provide compensation for sales support and distribution activities. No distribution and shareholder servicing fees are paid


(138      FIRST AMERICAN FUNDS ANNUAL REPORT 2001
     by Class Y shares. Under the agreement, SIDCO paid the following amounts to affiliates of U.S. Bank for the period ended September 30, 2001 (000):

                                                 U.S. BANCORP
                                   U.S. BANK    PIPER JAFFRAY    U.S. BANK TRUST
     ---------------------------------------------------------------------------
     Large Cap Growth Fund             $ 70            $288               $ 1
     Large Cap Value Fund               107             245                 3
     Equity Income Fund                  31              42                --
     Mid Cap Growth Fund                 19             358                 5
     Mid Cap Value Fund                  30              27                --
     Small Cap Growth Fund               26              95                --
     Small Cap Value Fund                51              36                --
     Emerging Markets Fund               --               9                --
     Health Sciences Fund                 8              21                --
     Real Estate Securities Fund          3               5                --
     Technology Fund                     44             115                --
     ---------------------------------------------------------------------------

     Quasar Distributors, LLC ("Quasar"), an affiliate of U.S. Bancorp, served as distributor for the Large Cap Core Fund and Growth & Income Fund, Relative Value Fund, Capital Growth Fund, Balanced Fund, Mid Cap Core Fund, Micro Cap Fund, Small Cap Core Fund, International Fund and Science & Technology Fund. Under the respective distribution agreement the Funds paid Quasar a monthly distribution fee equal to a rate of 0.25% of each Fund's average daily net assets of the Class A shares, 1.00% of the Class B shares, 1.00% of the Class C shares, and 0.25% of the Class S shares.

     As of October 1, 2001, Quasar was named as the distributor of the FAIF
     Funds.

     TRANSFER AGENT FEES - As the servicing agent, U.S. Bank was paid $8,602,245 in aggregate for the year ended September 30, 2001 for the First American Family of Funds. For the year ended September 30, 2001, transfer agent fees paid to U.S. Bank for the funds included in this annual report were as follows (000):

     -------------------------------------
     Large Cap Growth Fund            $231
     Large Cap Value Fund              211
     Equity Income Fund                 29
     Mid Cap Growth Fund               224
     Mid Cap Value Fund                 37
     Small Cap Growth Fund              92
     Small Cap Value Fund               54
     Emerging Markets Fund              21
     Health Sciences Fund               22
     Real Estate Securities Fund         6
     Technology Fund                   220
     -------------------------------------

     FMFS served as the transfer agent to the Large Cap Core Fund, Growth & Income Fund, Relative Value Fund, Capital Growth Fund, Balanced Fund, Mid Cap Core Fund, Micro Cap Fund, Small Cap Core Fund, International Fund, and Science & Technology Fund. For the period November 1, 2001 to September 30, 2001, the transfer agent fees paid to FMFS were (000):

     -----------------------------------
     Large Cap Core Fund            $148
     Growth & Income Fund            339
     Relative Value Fund             188
     Capital Growth Fund             180
     Balanced Fund                   108
     Mid Cap Core Fund               188
     Micro Cap Fund                   80
     Small Cap Core Fund              90
     International Fund               64
     Science & Technology Fund        54
     -----------------------------------

     OTHER FEES - In addition to the investment advisory and management fees, custodian fees, distribution fees, administrator and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

     For the year ended September 30, 2001, legal fees and expenses were paid to a law firm of which the Assistant Secretaries of the Funds are partners.

     SALES CHARGES - A Contingent Deferred Sales Charge ("CDSC") is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

                                                   CDSC
                              AS A PERCENTAGE OF DOLLAR
     YEAR SINCE PURCHASE       AMOUNT SUBJECT TO CHARGE
     --------------------------------------------------
     First                              5.00%
     Second                             5.00%
     Third                              4.00%
     Fourth                             3.00%
     Fifth                              2.00%
     Sixth                              1.00%
     Seventh                              --
     Eighth                               --
     --------------------------------------------------

     Class B shares will automatically convert to Class A shares eight years after the first day of the month shares are purchased.

     A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first eighteen months.

     The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      139)

NOTES TO FINANCIAL STATEMENTS September 30, 2001

4 >  CAPITAL SHARE TRANSACTIONS

     Capital share transactions for the Funds were as follows (000):

                                                                  LARGE CAP               LARGE CAP
                                                                GROWTH FUND              VALUE FUND
                                                      ---------------------   ---------------------
                                                        10/1/00     10/1/99     10/1/00     10/1/99
                                                             to          to          to          to
                                                        9/30/01     9/30/00     9/30/01     9/30/00
                                                      ---------   ---------   ---------   ---------
Class A:
 Shares issued                                            2,597       2,279         948       1,536
 Shares issued in lieu of cash distributions              1,077       1,181         697         927
 Shares redeemed                                         (4,194)     (2,296)     (2,467)     (3,419)
 Shares issued in connection with the acquisition of
 Stellar/Mercantile assets                                   --          --          --          --
-----------------------------------------------------    ------      ------      ------      ------
TOTAL CLASS A TRANSACTIONS                                 (520)      1,164        (822)       (956)
=====================================================    ======      ======      ======      ======
Class B:
 Shares issued                                              423         836         195         240
 Shares issued in lieu of cash distributions                215         164         252         335
 Shares redeemed                                           (365)       (248)       (469)       (827)
 Shares issued in connection with the acquisition of
 Stellar/Mercantile assets                                   --          --          --          --
-----------------------------------------------------    ------      ------      ------      ------
TOTAL CLASS B TRANSACTIONS                                  273         752         (22)       (252)
=====================================================    ======      ======      ======      ======
Class C:
 Shares issued                                              793         785         414         268
 Shares issued in lieu of cash distributions                106          10          34           9
 Shares redeemed                                           (281)        (20)       (129)        (19)
-----------------------------------------------------    ------      ------      ------      ------
TOTAL CLASS C TRANSACTIONS                                  618         775         319         258
=====================================================    ======      ======      ======      ======
Class S:
 Shares issued                                               --          --          --          --
 Shares issued in lieu of cash distributions                 --          --          --          --
 Shares redeemed                                             --          --          --          --
 Shares issued in connection with the acquisition of
 Stellar/Mercantile assets                                   --          --          --          --
-----------------------------------------------------    ------      ------      ------      ------
TOTAL CLASS S TRANSACTIONS                                   --                      --          --
=====================================================    ======      ======      ======      ======
Class Y:
 Shares issued                                           24,802      13,361      14,771      17,619
 Shares issued in lieu of cash distributions              3,006       2,201       4,642       4,556
 Shares redeemed                                        (16,084)     (7,928)    (16,348)    (22,648)
 Shares issued in connection with the acquisition of
 Santa Monica Trust Fund                                     --         471          --          --
 Shares issued in connection with the acquisition of
 Stellar/Mercantile assets                                   --          --          --          --
-----------------------------------------------------   -------      ------     -------     -------
TOTAL CLASS Y TRANSACTIONS                               11,724       8,105       3,065        (473)
=====================================================   =======      ======     =======     =======
NET INCREASE (DECREASE) IN CAPITAL SHARES                12,095      10,796       2,540      (1,423)
=====================================================   =======      ======     =======     =======

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                             LARGE CAP
                                                                             CORE FUND
                                                      --------------------------------
                                                        11/1/00    11/1/99     11/1/98
                                                             to         to          to
                                                        9/30/01   10/31/00    10/31/99
                                                      ---------   --------   ---------
Class A:
 Shares issued                                              127        155         378
 Shares issued in lieu of cash distributions                153         45          23
 Shares redeemed                                           (260)      (279)       (329)
 Shares issued in connection with the acquisition of
 Stellar/Mercantile assets                                  203         --          --
-----------------------------------------------------      ----       ----        ----
TOTAL CLASS A TRANSACTIONS                                  223        (79)         72
=====================================================      ====       ====        ====
Class B:
 Shares issued                                               43         85          51
 Shares issued in lieu of cash distributions                  5          1          --
 Shares redeemed                                            (15)       (17)         (1)
 Shares issued in connection with the acquisition of
 Stellar/Mercantile assets                                   56         --          --
-----------------------------------------------------      ----       ----        ----
TOTAL CLASS B TRANSACTIONS                                   89         69          50
=====================================================      ====       ====        ====
Class C:
 Shares issued                                               --         --          --
 Shares issued in lieu of cash distributions                 --         --          --
 Shares redeemed                                             --         --          --
-----------------------------------------------------      ----       ----        ----
TOTAL CLASS C TRANSACTIONS                                   --         --          --
=====================================================      ====       ====        ====
Class S:
 Shares issued                                               57         --          --
 Shares issued in lieu of cash distributions                 --         --          --
 Shares redeemed                                            (63)        --          --
 Shares issued in connection with the acquisition of
 Stellar/Mercantile assets                                  120         --          --
-----------------------------------------------------      ----       ----        ----
TOTAL CLASS S TRANSACTIONS                                  114         --          --
=====================================================      ====       ====        ====
Class Y:
 Shares issued                                            5,657      4,085       3,463
 Shares issued in lieu of cash distributions                831        190          92
 Shares redeemed                                         (3,788)    (3,746)     (3,440)
 Shares issued in connection with the acquisition of
 Santa Monica Trust Fund                                     --         --          --
 Shares issued in connection with the acquisition of
 Stellar/Mercantile assets                                2,276         --          --
-----------------------------------------------------    ------     ------      ------
TOTAL CLASS Y TRANSACTIONS                                4,976        529         115
=====================================================    ======     ======      ======
NET INCREASE (DECREASE) IN CAPITAL SHARES                 5,402        519         237
=====================================================    ======     ======      ======


(140      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                                        GROWTH &
                                                                                                     INCOME FUND
                                                                                 -------------------------------
                                                                                    11/1/00   11/1/99    11/1/98
                                                                                         to        to         to
                                                                                    9/30/01  10/31/00   10/31/99
                                                                                 ----------  --------   --------
Class A:
 Shares issued                                                                         369        251        570
 Shares issued in lieu of cash distributions                                           453        378        332
 Shares redeemed                                                                      (830)      (981)      (973)
 Shares issued in connection with the acquisition of Stellar/Mercantile assets         970         --         --
--------------------------------------------------------------------------------      ----       ----       ----
TOTAL CLASS A TRANSACTIONS                                                             962       (352)       (71)
================================================================================      ====       ====       ====
Class B:
 Shares issued                                                                         153         54         35
 Shares issued in lieu of cash distributions                                             9          4         --
 Shares redeemed                                                                       (70)       (13)        (1)
 Shares issued in connection with the acquisition of Stellar/Mercantile assets         205         --         --
--------------------------------------------------------------------------------      ----       ----       ----
TOTAL CLASS B TRANSACTIONS                                                             297         45         34
================================================================================      ====       ====       ====
Class S:
 Shares issued                                                                         544         --         --
 Shares issued in lieu of cash distributions                                             6         --         --
 Shares redeemed                                                                      (765)        --         --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets       1,654         --         --
--------------------------------------------------------------------------------     -----       ----       ----
TOTAL CLASS S TRANSACTIONS                                                           1,439         --         --
================================================================================     =====       ====       ====
Class Y:
 Shares issued                                                                       5,233      2,839      3,290
 Shares issued in lieu of cash distributions                                         1,175        926        750
 Shares redeemed                                                                    (5,299)    (4,228)    (3,196)
 Shares issued in connection with the acquisition of Stellar/Mercantile assets       3,786         --         --
--------------------------------------------------------------------------------    ------     ------     ------
TOTAL CLASS Y TRANSACTIONS                                                           4,895       (463)       844
================================================================================    ======     ======     ======
NET INCREASE (DECREASE) IN CAPITAL SHARES                                            7,593       (770)       807
================================================================================    ======     ======     ======

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                        RELATIVE
                                                                                                      VALUE FUND
                                                                                 -------------------------------
                                                                                   11/1/00    12/1/99    12/1/98
                                                                                        to         to         to
                                                                                   9/30/01   10/31/00   11/30/99
                                                                                 ---------   --------   --------
Class A:
 Shares issued                                                                         110        109        300
 Shares issued in lieu of cash distributions                                            23         12         18
 Shares redeemed                                                                      (235)      (520)      (373)
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --         --         --
--------------------------------------------------------------------------------      ----       ----       ----
TOTAL CLASS A TRANSACTIONS                                                            (102)      (399)       (55)
================================================================================      ====       ====       ====
Class B:
 Shares issued                                                                          50        155        255
 Shares issued in lieu of cash distributions                                             5          4          4
 Shares redeemed                                                                       (92)      (110)       (67)
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --         --         --
--------------------------------------------------------------------------------      ----       ----       ----
TOTAL CLASS B TRANSACTIONS                                                             (37)        49        192
================================================================================      ====       ====       ====
Class S:
 Shares issued                                                                       1,472         --         --
 Shares issued in lieu of cash distributions                                             5         --         --
 Shares redeemed                                                                       (64)        --         --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --         --         --
--------------------------------------------------------------------------------     -----       ----       ----
TOTAL CLASS S TRANSACTIONS                                                           1,413         --         --
================================================================================     =====       ====       ====
Class Y:
 Shares issued                                                                       2,404      3,570      3,776
 Shares issued in lieu of cash distributions                                           185        104        133
 Shares redeemed                                                                    (4,482)    (3,504)    (2,610)
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --         --         --
--------------------------------------------------------------------------------    ------     ------     ------
TOTAL CLASS Y TRANSACTIONS                                                          (1,893)       170      1,299
================================================================================    ======     ======     ======
NET INCREASE (DECREASE) IN CAPITAL SHARES                                             (619)      (180)     1,436
================================================================================    ======     ======     ======

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                          CAPITAL
                                                                                                      GROWTH FUND
                                                                                ---------------------------------
                                                                                  11/1/00     12/1/99     12/1/98
                                                                                       to          to          to
                                                                                  9/30/01    10/31/00    11/30/99
                                                                                ---------    --------    --------
Class A:
 Shares issued                                                                        570          47          --
 Shares issued in lieu of cash distributions                                            2          --          --
 Shares redeemed                                                                      (32)         (2)         --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets         --          --          --
--------------------------------------------------------------------------------      ---          --          --
TOTAL CLASS A TRANSACTIONS                                                            540          45          --
================================================================================      ===          ==          ==
Class B:
 Shares issued                                                                        268         685         811
 Shares issued in lieu of cash distributions                                          118          --          80
 Shares redeemed                                                                   (1,111)       (588)       (509)
 Shares issued in connection with the acquisition of Stellar/Mercantile assets         --          --          --
--------------------------------------------------------------------------------   ------        ----        ----
TOTAL CLASS B TRANSACTIONS                                                           (725)         97         382
================================================================================   ======        ====        ====
Class S:
 Shares issued                                                                        878          --          --
 Shares issued in lieu of cash distributions                                           --          --          --
 Shares redeemed                                                                      (69)         --          --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets         --          --          --
--------------------------------------------------------------------------------   ------        ----        ----
TOTAL CLASS S TRANSACTIONS                                                            809          --          --
================================================================================   ======        ====        ====
Class Y:
 Shares issued                                                                      2,883       2,513       2,900
 Shares issued in lieu of cash distributions                                          156          --          91
 Shares redeemed                                                                   (3,316)     (1,095)     (1,425)
 Shares issued in connection with the acquisition of Stellar/Mercantile assets         --          --          --
--------------------------------------------------------------------------------   ------      ------      ------
TOTAL CLASS Y TRANSACTIONS                                                           (277)      1,418       1,566
================================================================================   ======      ======      ======
NET INCREASE (DECREASE) IN CAPITAL SHARES                                             347       1,560       1,948
================================================================================   ======      ======      ======

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                EQUITY
                                                                                           INCOME FUND
                                                                                 ---------------------
                                                                                   10/1/00     10/1/99
                                                                                        to          to
                                                                                   9/30/01     9/30/00
                                                                                 ---------    --------
Class A:
 Shares issued                                                                         863         471
 Shares issued in lieu of cash distributions                                           308          81
 Shares redeemed                                                                      (497)       (477)
 Shares issued in connection with the acquisition of Firstar assets                     86          --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --          --
--------------------------------------------------------------------------------      ----        ----
TOTAL CLASS A TRANSACTIONS                                                             760          75
================================================================================      ====        ====
Class B:
 Shares issued                                                                         265         123
 Shares issued in lieu of cash distributions                                           188          52
 Shares redeemed                                                                      (206)       (227)
 Shares issued in connection with the acquisition of Firstar assets                     69          --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --          --
--------------------------------------------------------------------------------      ----        ----
TOTAL CLASS B TRANSACTIONS                                                             316         (52)
================================================================================      ====        ====
Class C:
 Shares issued                                                                         522          77
 Shares issued in lieu of cash distributions                                            99           9
 Shares redeemed                                                                      (111)        (39)
 Shares issued in connection with the acquisition of Firstar assets                     --          --
--------------------------------------------------------------------------------      ----        ----
TOTAL CLASS C TRANSACTIONS                                                             510          47
================================================================================      ====        ====
Class S:
 Shares issued                                                                          --          --
 Shares issued in lieu of cash distributions                                            --          --
 Shares redeemed                                                                        --          --
 Shares issued in connection with the acquisition of Firstar assets                     27          --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --          --
--------------------------------------------------------------------------------      ----        ----
TOTAL CLASS S TRANSACTIONS                                                              27          --
================================================================================      ====        ====
Class Y:
 Shares issued                                                                       6,753       2,047
 Shares issued in lieu of cash distributions                                         1,549         233
 Shares redeemed                                                                    (6,668)     (7,378)
 Shares issued in connection with the acquisition of Firstar assets                  3,459          --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --          --
--------------------------------------------------------------------------------    ------      ------
TOTAL CLASS Y TRANSACTIONS                                                           5,093      (5,098)
================================================================================    ======      ======
NET INCREASE (DECREASE) IN CAPITAL SHARES                                            6,679      (5,028)
================================================================================    ======      ======

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                       BALANCED
                                                                                                           FUND
                                                                                 ------------------------------
                                                                                  11/1/00    11/1/99    11/1/98
                                                                                       to         to         to
                                                                                  9/30/01   10/31/00   10/31/99
                                                                                 --------   --------   --------
Class A:
 Shares issued                                                                        204        149        210
 Shares issued in lieu of cash distributions                                          334        119         92
 Shares redeemed                                                                     (457)      (437)      (513)
 Shares issued in connection with the acquisition of Firstar assets                11,449         --         --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets        274         --         --
--------------------------------------------------------------------------------   ------       ----       ----
TOTAL CLASS A TRANSACTIONS                                                         11,804       (169)      (211)
================================================================================   ======       ====       ====
Class B:
 Shares issued                                                                        121         47         21
 Shares issued in lieu of cash distributions                                           15          2         --
 Shares redeemed                                                                      (67)        (3)        --
 Shares issued in connection with the acquisition of Firstar assets                 4,800         --         --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets         59         --         --
--------------------------------------------------------------------------------   ------       ----       ----
TOTAL CLASS B TRANSACTIONS                                                          4,928         46         21
================================================================================   ======       ====       ====
Class C:
 Shares issued                                                                          0         --         --
 Shares issued in lieu of cash distributions                                           --         --         --
 Shares redeemed                                                                       --         --         --
 Shares issued in connection with the acquisition of Firstar assets                   248         --         --
--------------------------------------------------------------------------------   ------       ----       ----
TOTAL CLASS C TRANSACTIONS                                                            248         --         --
================================================================================   ======       ====       ====
Class S:
 Shares issued                                                                        744         --         --
 Shares issued in lieu of cash distributions                                           31         --         --
 Shares redeemed                                                                     (960)        --         --
 Shares issued in connection with the acquisition of Firstar assets                 2,782         --         --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets      1,563         --         --
--------------------------------------------------------------------------------   ------       ----       ----
TOTAL CLASS S TRANSACTIONS                                                          4,160         --         --
================================================================================   ======       ====       ====
Class Y:
 Shares issued                                                                      1,659      2,282      1,893
 Shares issued in lieu of cash distributions                                        1,018        401        310
 Shares redeemed                                                                   (2,394)    (3,831)    (2,501)
 Shares issued in connection with the acquisition of Firstar assets                33,791         --         --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets        533         --         --
--------------------------------------------------------------------------------   ------     ------     ------
TOTAL CLASS Y TRANSACTIONS                                                         34,607     (1,148)      (298)
================================================================================   ======     ======     ======
NET INCREASE (DECREASE) IN CAPITAL SHARES                                          55,747     (1,271)      (488)
================================================================================   ======     ======     ======

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                  MID CAP
                                                                                              GROWTH FUND
                                                                                -------------------------
                                                                                   10/1/00        10/1/99
                                                                                        to             to
                                                                                   9/30/01        9/30/00
                                                                                ------------    ---------
Class A:
 Shares issued                                                                       7,041          4,773
 Shares issued in lieu of cash distributions                                         9,400          2,541
 Shares redeemed                                                                   (12,201)        (6,122)
 Shares issued in connection with the acquisition of Firstar assets                     --             --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --             --
--------------------------------------------------------------------------------   -------         ------
TOTAL CLASS A TRANSACTIONS                                                           4,240          1,192
================================================================================   =======         ======
Class B:
 Shares issued                                                                         375            243
 Shares issued in lieu of cash distributions                                           192              7
 Shares redeemed                                                                      (176)           (18)
 Shares issued in connection with the acquisition of Firstar assets                     --             --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --             --
--------------------------------------------------------------------------------   -------         ------
TOTAL CLASS B TRANSACTIONS                                                             391            232
================================================================================   =======         ======
Class C:
 Shares issued                                                                         881            286
 Shares issued in lieu of cash distributions                                           237              8
 Shares redeemed                                                                      (294)            (9)
 Shares issued in connection with the acquisition of Firstar assets                     --             --
--------------------------------------------------------------------------------   -------         ------
TOTAL CLASS C TRANSACTIONS                                                             824            285
================================================================================   =======         ======
Class S:
 Shares issued                                                                          --             --
 Shares issued in lieu of cash distributions                                            --             --
 Shares redeemed                                                                        --             --
 Shares issued in connection with the acquisition of Firstar assets                     --             --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --             --
--------------------------------------------------------------------------------   -------         ------
TOTAL CLASS S TRANSACTIONS                                                              --             --
================================================================================   =======         ======
Class Y:
 Shares issued                                                                      22,670          8,812
 Shares issued in lieu of cash distributions                                         9,585          2,422
 Shares redeemed                                                                   (11,904)        (8,620)
 Shares issued in connection with the acquisition of Firstar assets                     --             --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --             --
--------------------------------------------------------------------------------   -------         ------
TOTAL CLASS Y TRANSACTIONS                                                          20,351          2,614
================================================================================   =======         ======
NET INCREASE (DECREASE) IN CAPITAL SHARES                                           25,806          4,323
================================================================================   =======         ======


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      141)

NOTES TO FINANCIAL STATEMENTS September 30, 2001

                                                             MID CAP                           MID CAP
                                                          VALUE FUND                         CORE FUND
                                               ---------------------   -------------------------------
                                                 10/1/00     10/1/99     11/1/00    11/1/99    11/1/98
                                                      to          to          to         to         to
                                                 9/30/01     9/30/00     9/30/01   10/31/00   10/31/99
                                               ---------   ---------   ---------   --------  ---------
Class A:
 Shares issued                                       332         524         173        106        266
 Shares issued in lieu of cash distributions           7           6       1,052         43         26
 Shares redeemed                                    (278)     (1,157)       (312)      (700)    (1,380)
----------------------------------------------      ----      ------       -----       ----     ------
TOTAL CLASS A TRANSACTIONS                            61        (627)        913       (551)    (1,088)
==============================================      ====      ======       =====       ====     ======
Class B:
 Shares issued                                       122          51          86         10          4
 Shares issued in lieu of cash distributions           1           2           6         --         --
 Shares redeemed                                    (152)       (683)        (10)        (1)        (1)
----------------------------------------------      ----      ------       -----       -----    -------
TOTAL CLASS B TRANSACTIONS                           (29)       (630)         82          9          3
==============================================      ====      ======       =====       ====     ======
Class C:
 Shares issued                                       178          88          --         --         --
 Shares redeemed                                     (33)         (3)         --         --         --
----------------------------------------------      ----      -------      -----       ----     ------
TOTAL CLASS C TRANSACTIONS                           145          85          --         --         --
==============================================      ====      ======       =====       ====     ======
Class S:
 Shares issued                                         3          --          63         --         --
 Shares redeemed                                      --          --         (11)        --         --
----------------------------------------------      ----      ------       -----       ----     ------
TOTAL CLASS S TRANSACTIONS                             3          --          52         --         --
==============================================      ====      ======       =====       ====     ======
Class Y:
 Shares issued                                     6,832       5,589      11,303      2,923      6,379
 Shares issued in lieu of cash distributions          78          85       3,638        146         80
 Shares redeemed                                  (4,453)    (10,370)     (8,827)    (4,617)    (9,295)
----------------------------------------------    ------     -------      ------     ------     ------
TOTAL CLASS Y TRANSACTIONS                         2,457      (4,696)      6,114     (1,548)    (2,836)
==============================================    ======     =======      ======     ======     ======
NET INCREASE (DECREASE) IN CAPITAL SHARES          2,637      (5,868)      7,161     (2,090)    (3,921)
==============================================    ======     =======      ======     ======     ======

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                          MICRO
                                                                       CAP FUND
                                               --------------------------------
                                                 11/1/00    11/1/99     11/1/98
                                                      to         to          to
                                                 9/30/01   10/31/00    10/31/99
                                               ---------   --------   ---------
Class A:
 Shares issued                                     1,815      1,005         596
 Shares issued in lieu of cash distributions         578        296           3
 Shares redeemed                                  (1,092)      (934)       (594)
----------------------------------------------    ------      -----        ----
TOTAL CLASS A TRANSACTIONS                         1,301        367           5
==============================================    ======      =====        ====
Class B:
 Shares issued                                       111         68           6
 Shares issued in lieu of cash distributions          31          3          --
 Shares redeemed                                     (19)        (8)         --
----------------------------------------------    ------      ------       ----
TOTAL CLASS B TRANSACTIONS                           123         63           6
==============================================    ======      =====        ====
Class C:
 Shares issued                                        --         --          --
 Shares redeemed                                      --         --          --
----------------------------------------------    ------      -----        ----
TOTAL CLASS C TRANSACTIONS                            --         --          --
==============================================    ======      =====        ====
Class S:
 Shares issued                                       126         --          --
 Shares redeemed                                      (7)        --          --
----------------------------------------------    -------     -----        ----
TOTAL CLASS S TRANSACTIONS                           119         --          --
==============================================    ======      =====        ====
Class Y:
 Shares issued                                     3,092      3,925       2,966
 Shares issued in lieu of cash distributions       4,158      1,987          16
 Shares redeemed                                  (2,085)    (2,605)     (1,964)
----------------------------------------------    ------     ------      ------
TOTAL CLASS Y TRANSACTIONS                         5,165      3,307       1,018
==============================================    ======     ======      ======
NET INCREASE (DECREASE) IN CAPITAL SHARES          6,708      3,737       1,029
==============================================    ======     ======      ======

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                  SMALL CAP                SMALL CAP
                                                                GROWTH FUND               VALUE FUND
                                                      ---------------------   ----------------------
                                                        10/1/00     10/1/99     10/1/00      10/1/99
                                                             to          to          to           to
                                                        9/30/01     9/30/00     9/30/01      9/30/00
                                                      ---------   ---------   ---------   ----------
Class A:
 Shares issued                                            3,029       2,743         769          812
 Shares issued in lieu of cash distributions                592         204         398            4
 Shares redeemed                                         (3,127)     (2,531)       (706)        (994)
 Shares issued in connection with merger of
  Regional Equity Fund and Micro Cap Value Fund              --          --          --        1,446
 Shares issued in connection with the acquisition of
  Stellar/Mercantile assets                                  --          --          --           --
-----------------------------------------------------    ------      ------        ----        -----
TOTAL CLASS A TRANSACTIONS                                  494         416         461        1,268
=====================================================    ======      ======        ====        =====
Class B:
 Shares issued                                              103         256         142           55
 Shares issued in lieu of cash distributions                103          17         155           --
 Shares redeemed                                            (91)        (47)       (158)        (236)
 Shares issued in connection with merger of
  Regional Equity Fund and Micro Cap Value Fund              --          --          --          922
 Shares issued in connection with the acquisition of
  Stellar/Mercantile assets                                  --          --          --           --
-----------------------------------------------------    ------      ------        ----        -----
TOTAL CLASS B TRANSACTIONS                                  115         226         139          741
=====================================================    ======      ======        ====        =====
Class C:
 Shares issued                                              285         323         290           64
 Shares issued in lieu of cash distributions                 91           3          13           --
 Shares redeemed                                           (137)         (6)        (22)          (7)
-----------------------------------------------------    ------      -------       ----        ------
TOTAL CLASS C TRANSACTIONS                                  239         320         281           57
=====================================================    ======      ======        ====        =====
Class S:
 Shares issued                                               --          --          --           --
 Shares issued in lieu of cash distributions                 --          --          --           --
 Shares redeemed                                             --          --          --           --
-----------------------------------------------------    ------      ------        ----        -----
TOTAL CLASS S TRANSACTIONS                                   --          --          --           --
=====================================================    ======      ======        ====        =====
Class Y:
 Shares issued                                           13,909       8,310      12,165        5,884
 Shares issued in lieu of cash distributions              3,028         708       3,792           94
 Shares redeemed                                         (7,480)     (4,399)     (8,889)     (11,099)
 Shares issued in connection with merger of
  Regional Equity Fund and Micro Cap Value Fund              --          --          --        7,381
 Shares issued in connection with the acquisition of
  Stellar/Mercantile assets                                  --          --          --           --
-----------------------------------------------------    ------      ------      ------      -------
TOTAL CLASS Y TRANSACTIONS                                9,457       4,619       7,068        2,260
=====================================================    ======      ======      ======      =======
NET INCREASE (DECREASE) IN CAPITAL SHARES                10,305       5,581       7,949        4,326
=====================================================    ======      ======      ======      =======

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                             SMALL CAP
                                                                             CORE FUND
                                                      --------------------------------
                                                        11/1/00    12/1/99     12/1/98
                                                             to         to          to
                                                        9/30/01   10/31/00    11/30/99
                                                      ---------   --------   ---------
Class A:
 Shares issued                                            1,069         22          61
 Shares issued in lieu of cash distributions                145         12           4
 Shares redeemed                                         (1,107)      (134)       (401)
 Shares issued in connection with merger of
  Regional Equity Fund and Micro Cap Value Fund              --         --          --
 Shares issued in connection with the acquisition of
  Stellar/Mercantile assets                                 801         --          --
-----------------------------------------------------    ------       ----        ----
TOTAL CLASS A TRANSACTIONS                                  908       (100)       (336)
=====================================================    ======       ====        ====
Class B:
 Shares issued                                               86          8           6
 Shares issued in lieu of cash distributions                 23          2          --
 Shares redeemed                                            (43)       (13)        (36)
 Shares issued in connection with merger of
  Regional Equity Fund and Micro Cap Value Fund              --         --          --
 Shares issued in connection with the acquisition of
  Stellar/Mercantile assets                                  31         --          --
-----------------------------------------------------    ------       ----        ----
TOTAL CLASS B TRANSACTIONS                                   97         (3)        (30)
=====================================================    ======       =====       ====
Class C:
 Shares issued                                               --         --          --
 Shares issued in lieu of cash distributions                 --         --          --
 Shares redeemed                                             --         --          --
-----------------------------------------------------    ------       ----        ----
TOTAL CLASS C TRANSACTIONS                                   --         --          --
=====================================================    ======       ====        ====
Class S:
 Shares issued                                              140        267         178
 Shares issued in lieu of cash distributions                 67          4           9
 Shares redeemed                                           (148)      (195)     (2,128)
-----------------------------------------------------    ------       ----      ------
TOTAL CLASS S TRANSACTIONS                                   59         76      (1,941)
=====================================================    ======       ====      ======
Class Y:
 Shares issued                                            8,351      1,004       1,863
 Shares issued in lieu of cash distributions              1,679        137          40
 Shares redeemed                                         (7,782)    (1,563)     (4,752)
 Shares issued in connection with merger of
  Regional Equity Fund and Micro Cap Value Fund              --         --          --
 Shares issued in connection with the acquisition of
  Stellar/Mercantile assets                              14,027         --          --
-----------------------------------------------------    ------     ------      ------
TOTAL CLASS Y TRANSACTIONS                               16,275       (422)     (2,849)
=====================================================    ======     ======      ======
NET INCREASE (DECREASE) IN CAPITAL SHARES                17,339       (449)     (5,156)
=====================================================    ======     ======      ======


(142      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                              EMERGING
                                                                                          MARKETS FUND
                                                                                 ---------------------
                                                                                   10/1/00     10/1/99
                                                                                        to          to
                                                                                   9/30/01     9/30/00
                                                                                 ---------   ---------
Class A:
 Shares issued                                                                       1,068          62
 Shares issued in lieu of cash distributions                                            --          --
 Shares redeemed                                                                    (1,025)       (224)
 Shares issued in connection with the acquisition of Firstar assets                     --          --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --          --
--------------------------------------------------------------------------------    ------        ----
TOTAL CLASS A TRANSACTIONS                                                              43        (162)
================================================================================    ======        ====
Class B:
 Shares issued                                                                          23          12
 Shares issued in lieu of cash distributions                                            --          --
 Shares redeemed                                                                        (6)         (1)
 Shares issued in connection with the acquisition of Firstar assets                     --          --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --          --
--------------------------------------------------------------------------------    ------        ----
TOTAL CLASS B TRANSACTIONS                                                              17          11
================================================================================    ======        ====
Class C:
 Shares issued                                                                          55           1
 Shares issued in lieu of cash distributions                                            --          --
 Shares redeemed                                                                       (40)         --
 Shares issued in connection with the acquisition of Firstar assets                     --          --
--------------------------------------------------------------------------------    ------        ----
TOTAL CLASS C TRANSACTIONS                                                              15           1
================================================================================    ======        ====
Class S:
 Shares issued                                                                          --          --
 Shares issued in lieu of cash distributions                                            --          --
 Shares redeemed                                                                        --          --
 Shares issued in connection with the acquisition of Firstar assets                     --          --
--------------------------------------------------------------------------------    ------        ----
TOTAL CLASS S TRANSACTIONS                                                              --          --
================================================================================    ======        ====
Class Y:
 Shares issued                                                                       2,753       1,674
 Shares issued in lieu of cash distributions                                            --          --
 Shares redeemed                                                                    (2,466)     (1,077)
 Shares issued in connection with the acquisition of Firstar assets                     --          --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets          --          --
--------------------------------------------------------------------------------    ------      ------
TOTAL CLASS Y TRANSACTIONS                                                             287         597
================================================================================    ======      ======
NET INCREASE (DECREASE) IN CAPITAL SHARES                                              362         447
================================================================================    ======      ======

[WIDE TABLE CONTINUED FROM ABOVE]


                                                                                                  INTERNATIONAL
                                                                                                           FUND
                                                                                 ------------------------------
                                                                                   11/1/00   12/1/99    12/1/98
                                                                                        to        to         to
                                                                                   9/30/01  10/31/00   11/30/99
                                                                                 ---------  --------   --------
Class A:
 Shares issued                                                                       2,252        27         27
 Shares issued in lieu of cash distributions                                            26        21         15
 Shares redeemed                                                                    (2,100)      (38)       (48)
 Shares issued in connection with the acquisition of Firstar assets                  6,822        --         --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets           2        --         --
--------------------------------------------------------------------------------    ------       ---        ---
TOTAL CLASS A TRANSACTIONS                                                           7,002        10         (6)
================================================================================    ======       ===        ====
Class B:
 Shares issued                                                                          41         8          7
 Shares issued in lieu of cash distributions                                             6         4          3
 Shares redeemed                                                                       (25)       (8)       (11)
 Shares issued in connection with the acquisition of Firstar assets                  1,203        --         --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets           9        --         --
--------------------------------------------------------------------------------    ------       ---        ---
TOTAL CLASS B TRANSACTIONS                                                           1,234         4         (1)
================================================================================    ======       ===        ====
Class C:
 Shares issued                                                                          11        --         --
 Shares issued in lieu of cash distributions                                            --        --         --
 Shares redeemed                                                                       (10)       --         --
 Shares issued in connection with the acquisition of Firstar assets                  2,035        --         --
--------------------------------------------------------------------------------    ------       ---        ---
TOTAL CLASS C TRANSACTIONS                                                           2,036        --         --
================================================================================    ======       ===        ===
Class S:
 Shares issued                                                                         513       975        208
 Shares issued in lieu of cash distributions                                           125        66         40
 Shares redeemed                                                                      (688)      606       (191)
 Shares issued in connection with the acquisition of Firstar assets                      6        --         --
--------------------------------------------------------------------------------    ------       ---       ----
TOTAL CLASS S TRANSACTIONS                                                             (44)      435         57
================================================================================    ======       ===       ====
Class Y:
 Shares issued                                                                      12,188     3,294      1,262
 Shares issued in lieu of cash distributions                                           570       332        153
 Shares redeemed                                                                    (9,040)     (926)      (555)
 Shares issued in connection with the acquisition of Firstar assets                 58,594        --         --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets       2,901        --         --
--------------------------------------------------------------------------------    ------     -----      -----
TOTAL CLASS Y TRANSACTIONS                                                          65,213     2,700        860
================================================================================    ======     =====      =====
NET INCREASE (DECREASE) IN CAPITAL SHARES                                           75,441     3,149        910
================================================================================    ======     =====      =====

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                            HEALTH
                                                                                          SCIENCES
                                                                                              FUND
                                                                                ------------------
                                                                                  10/1/00  10/1/99
                                                                                       to       to
                                                                                  9/30/01  9/30/00
                                                                                 --------  -------
Class A:
 Shares issued                                                                        309      454
 Shares issued in lieu of cash distributions                                           61       --
 Shares redeemed                                                                     (206)    (124)
 Shares issued in connection with the acquisition of Firstar assets                    --       --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets         --       --
--------------------------------------------------------------------------------     ----     ----
TOTAL CLASS A TRANSACTIONS                                                            164      330
================================================================================     ====     ====
Class B:
 Shares issued                                                                        134      263
 Shares issued in lieu of cash distributions                                           43       --
 Shares redeemed                                                                     (133)     (64)
 Shares issued in connection with the acquisition of Firstar assets                    --       --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets         --       --
--------------------------------------------------------------------------------     ----     ----
TOTAL CLASS B TRANSACTIONS                                                             44      199
================================================================================     ====     ====
Class C:
 Shares issued                                                                        233      333
 Shares issued in lieu of cash distributions                                           41       --
 Shares redeemed                                                                      (53)      (6)
 Shares issued in connection with the acquisition of Firstar assets                    --       --
--------------------------------------------------------------------------------     ----     ----
TOTAL CLASS C TRANSACTIONS                                                            221      327
================================================================================     ====     ====
Class S:
 Shares issued                                                                         --       --
 Shares issued in lieu of cash distributions                                           --       --
 Shares redeemed                                                                       --       --
 Shares issued in connection with the acquisition of Firstar assets                    --       --
--------------------------------------------------------------------------------     ----     ----
TOTAL CLASS S TRANSACTIONS                                                             --       --
================================================================================     ====     ====
Class Y:
 Shares issued                                                                        434      276
 Shares issued in lieu of cash distributions                                           79       --
 Shares redeemed                                                                     (216)    (320)
 Shares issued in connection with the acquisition of Firstar assets                    --       --
 Shares issued in connection with the acquisition of Stellar/Mercantile assets         --       --
--------------------------------------------------------------------------------     ----     ----
TOTAL CLASS Y TRANSACTIONS                                                            297      (44)
================================================================================     ====     ====
NET INCREASE (DECREASE) IN CAPITAL SHARES                                             726      812
================================================================================     ====     ====

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                              REAL ESTATE              TECHNOLOGY
                                                                          SECURITIES FUND                    FUND
                                                                     --------------------    --------------------
                                                                      10/1/00     10/1/99     10/1/00     10/1/99
                                                                           to          to          to          to
                                                                      9/30/01     9/30/00     9/30/01     9/30/00
                                                                     --------    --------    --------    --------
Class A:
 Shares issued                                                            103          66       2,869       4,406
 Shares issued in lieu of cash distributions                                8           8         784         190
 Shares redeemed                                                          (87)        (55)     (2,343)     (1,962)
---------------------------------------------------------------------     ---         ---      ------      ------
TOTAL CLASS A TRANSACTIONS                                                 24          19       1,310       2,634
=====================================================================     ===         ===      ======      ======
Class B:
 Shares issued                                                             30          29         673       1,687
 Shares issued in lieu of cash distributions                                6           8         589         215
 Shares redeemed                                                          (52)        (93)       (676)       (357)
---------------------------------------------------------------------     ---         ---      ------      ------
TOTAL CLASS B TRANSACTIONS                                                (16)        (56)        586       1,545
=====================================================================     ===         ===      ======      ======
Class C:
 Shares issued                                                             22          14         904         745
 Shares issued in lieu of cash distributions                                1          --         182          --
 Shares redeemed                                                          (10)         (1)       (359)        (37)
---------------------------------------------------------------------     ---         ----     ------      ------
TOTAL CLASS C TRANSACTIONS                                                 13          13         727         708
=====================================================================     ===         ===      ======      ======
Class S:
 Shares issued                                                             19          --          --          --
 Shares issued in lieu of cash distributions                               --          --          --          --
 Shares redeemed                                                           --          --          --          --
 Shares issued in connection with the acquisition of Firstar assets         6          --          --          --
---------------------------------------------------------------------     ---         ---      ------      ------
TOTAL CLASS S TRANSACTIONS                                                 25          --          --          --
=====================================================================     ===         ===      ======      ======
Class Y:
 Shares issued                                                            953       1,338       5,223       4,778
 Shares issued in lieu of cash distributions                               20          31       1,152         517
 Shares redeemed                                                         (651)     (1,685)     (6,237)     (2,501)
 Shares issued in connection with the acquisition of Firstar assets     2,572          --          --          --
---------------------------------------------------------------------   -----      ------      ------      ------
TOTAL CLASS Y TRANSACTIONS                                              2,894        (316)        138       2,794
=====================================================================   =====      ======      ======      ======
NET INCREASE (DECREASE) IN CAPITAL SHARES                               2,940        (340)      2,761       7,681
=====================================================================   =====      ======      ======      ======

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                           SCIENCE &
                                                                                     TECHNOLOGY FUND
                                                                      ------------------------------
                                                                        11/1/00   12/1/99     8/9/99
                                                                             to        to         to
                                                                        9/30/01  10/31/00   11/30/99
                                                                      ---------  --------   --------
Class A:
 Shares issued                                                              306       101         --
 Shares issued in lieu of cash distributions                                 --        --         --
 Shares redeemed                                                           (196)       (1)        --
---------------------------------------------------------------------      ----       ----        --
TOTAL CLASS A TRANSACTIONS                                                  110       100         --
=====================================================================      ====       ===         ==
Class B:
 Shares issued                                                              184       656         93
 Shares issued in lieu of cash distributions                                 --        --         --
 Shares redeemed                                                           (114)      (53)        --
---------------------------------------------------------------------      ----       ---         --
TOTAL CLASS B TRANSACTIONS                                                   70       603         93
=====================================================================      ====       ===         ==
Class C:
 Shares issued                                                               --        --         --
 Shares issued in lieu of cash distributions                                 --        --         --
 Shares redeemed                                                             --        --         --
---------------------------------------------------------------------      ----       ---         --
TOTAL CLASS C TRANSACTIONS                                                   --        --         --
=====================================================================      ====       ===         ==
Class S:
 Shares issued                                                              409        --         --
 Shares issued in lieu of cash distributions                                 --        --         --
 Shares redeemed                                                            (14)       --         --
 Shares issued in connection with the acquisition of Firstar assets          --        --         --
---------------------------------------------------------------------      ----       ---         --
TOTAL CLASS S TRANSACTIONS                                                  395        --         --
=====================================================================      ====       ===         ==
Class Y:
 Shares issued                                                            4,228     4,314      2,872
 Shares issued in lieu of cash distributions                                 --        --         --
 Shares redeemed                                                         (4,492)     (895)       (61)
 Shares issued in connection with the acquisition of Firstar assets          --        --         --
---------------------------------------------------------------------    ------     -----      -----
TOTAL CLASS Y TRANSACTIONS                                                 (264)    3,419      2,811
=====================================================================    ======     =====      =====
NET INCREASE (DECREASE) IN CAPITAL SHARES                                   311     4,122      2,904
=====================================================================    ======     =====      =====


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      143)

NOTES TO FINANCIAL STATEMENTS September 30, 2001

5 >  INVESTMENT SECURITY TRANSACTIONS

     During the year ended September 30, 2001, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                                      PURCHASES       SALES
     --------------------------------------------------------
     Large Cap Growth Fund            $806,132      $745,490
     Large Cap Value Fund              812,795       898,326
     Large Cap Core Fund               214,426       152,912
     Growth & Income Fund              417,025       407,818
     Relative Value Fund                18,705        73,358
     Capital Growth Fund               107,956        96,958
     Equity Income Fund                 96,307       124,373
     Balanced Fund                     156,946       151,701
     Mid Cap Growth Fund             1,203,551     1,183,744
     Mid Cap Value Fund                382,379       332,056
     Mid Cap Core Fund                 912,608       810,512
     Micro Cap Fund                    444,524       405,995
     Small Cap Growth Fund           1,221,420     1,158,222
     Small Cap Value Fund              249,829       243,499
     Small Cap Core Fund               654,701       638,526
     Emerging Markets Fund              73,226        67,529
     International Fund                802,390       151,085
     Health Sciences Fund               37,529        32,720
     Real Estate Securities Fund        60,094        54,608
     Technology Fund                   847,016       839,325
     Science & Technology Fund         110,161       107,351
     --------------------------------------------------------

     The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal tax purposes at September 30, 2001, is as follows (000):

                                  AGGREGATE      AGGREGATE                           FEDERAL
                                      GROSS          GROSS                            INCOME
                               APPRECIATION   DEPRECIATION              NET         TAX COST
---------------------------------------------------------------------------------------------
  Large Cap Growth Fund            $ 66,081      $(218,767)       $(152,686)         868,803
  Large Cap Value Fund               68,528       (178,111)        (109,583)       1,228,316
  Large Cap Core Fund                79,557        (69,628)           9,929          345,838
  Growth & Income Fund              115,611        (96,100)          19,511          692,959
  Relative Value Fund               161,468         (8,006)         153,462          261,524
  Capital Growth Fund                48,549        (43,943)           4,606          194,585
  Equity Income Fund                 90,259         (7,375)          82,884          235,401
  Balanced Fund                      50,130        (63,698)         (13,568)         599,627
  Mid Cap Growth Fund                14,469        (85,017)         (70,548)         407,052
  Mid Cap Value Fund                 25,666        (40,390)         (14,724)         334,556
  Mid Cap Core Fund                  48,855        (77,423)         (28,568)         522,299
  Micro Cap Fund                     42,924        (63,824)         (20,900)         335,847
  Small Cap Growth Fund              20,031        (75,666)         (55,635)         401,761
  Small Cap Value Fund               91,863        (86,572)           5,291          480,308
  Small Cap Core Fund                30,743        (48,705)         (17,962)         335,258
  Emerging Markets Fund               1,052         (7,271)          (6,219)          49,635
  International Fund                 11,484       (144,448)        (132,964)         850,430
  Health Sciences Fund                3,246         (2,345)             901           31,006
  Real Estate Securities Fund        10,283         (2,163)           8,120           93,112
  Technology Fund                     1,141       (171,402)        (170,264)         282,688
  Science & Technology Fund           1,113        (32,781)         (31,668)          67,180
-------------------------------    --------      ---------        ---------        ---------

6 >  SECURITIES LENDING TRANSACTIONS

     In order to generate additional income, the Funds may lend portfolio securities representing up to one-third of the value of total assets (which includes collateral received for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at September 30, 2001, the collateral purchased with cash received and held at September 30, 2001, with respect to such loans, and income generated during the year ended September 30, 2001, from the program were as follows
     (000):

                                     MARKET VALUE OF             INCOME RECEIVED
                                   LOANED SECURITIES     FROM SECURITIES LENDING
     ---------------------------------------------------------------------------
     Large Cap Growth Fund                 $175,426                  $296
     Large Cap Value Fund                   309,208                   291
     Large Cap Core Fund                     81,397                    43
     Growth & Income Fund                   156,066                    68
     Capital Growth Fund                     53,020                    24
     Equity Income Fund                      63,825                    52
     Balanced Fund                          215,184                    45
     Mid Cap Growth Fund                    134,224                   228
     Mid Cap Value Fund                         159                   106
     Mid Cap Core Fund                      132,271                    59
     Micro Cap Fund                          24,717                   344
     Small Cap Growth Fund                   74,584                   277
     Small Cap Value Fund                    18,388                   149
     Small Cap Core Fund                     49,515                   183
     Health Sciences Fund                     4,845                     8
     Real Estate Securities Fund             10,730                    11
     Technology Fund                         48,685                   300
     Science & Technology Fund               11,742                    12
     ---------------------------------------------------------------------------

                              MARKET VALUE OF COLLATERAL PURCHASED WITH CASH RECEIVED
                              -------------------------------------------------------
                                                             OTHER FIXED
                                REPURCHASE    MONEY MARKET        INCOME
                                AGREEMENTS     INSTRUMENTS    SECURITIES        TOTAL
     --------------------------------------------------------------------------------
     Large Cap Growth         $73,503           $17,879     $87,104       $178,486
     Large Cap Value          128,062            31,151     151,759        310,972
     Large Cap Core            35,539             8,645      42,116         86,300
     Growth & Income           64,455            15,678      76,382        156,515
     Capital Growth            22,252             5,413      26,369         54,034
     Equity Income             26,708             6,497      31,650         64,855
     Balanced                  90,037            21,901     106,697        218,635
     Mid Cap Growth            56,579            13,762      67,048        137,389
     Mid Cap Value                 66                16          79            161
     Mid Cap Core              55,150            13,415      65,355        133,920
     Micro Cap                 10,763             2,618      12,755         26,136
     Small Cap Growth          30,889             7,513      36,604         75,006
     Small Cap Value            7,738             1,882       9,170         18,790
     Small Cap Core            20,655             5,024      24,477         50,157
     Health Sciences            2,072               504       2,454          5,030
     Real Estate Securities     4,560             1,109       5,403         11,072
     Technology                21,091             5,130      24,993         51,214
     Science & Technology       5,022             1,222       5,951         12,195
     --------------------------------------------------------------------------------


(144      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

     U.S. Bank acts as the securities lending agent in transactions involving the lending of portfolio securities on behalf of the funds. For these services, U.S. Bank and Firstar received $2,805,419 and $16,775, respectively, in aggregate securities lending fees for the year ended September 30, 2001 for the First American Family of Funds. Fees generated from the funds included in this annual report for securities lending were as follows (000):

     --------------------------------
     Large Cap Growth            $185
     Large Cap Value              194
     Large Cap Core                29
     Growth & Income               46
     Capital Growth                16
     Equity Income                 35
     Balanced                      30
     Mid Cap Growth               152
     Mid Cap Value                 70
     Mid Cap Core                  39
     Micro Cap                    230
     Small Cap Growth             184
     Small Cap Value               99
     Small Cap Core               122
     Health Sciences                6
     Real Estate Securities         8
     Technology                   200
     Science & Technology           8
     --------------------------------


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2001     145)

NOTES TO FINANCIAL STATEMENTS September 30, 2001

7 >  FUND MERGERS

     On August 31, 2001 the Board of Directors and shareholders of the FAIF approved the agreement and plan of reorganization providing for the acquisition of Firstar Funds, Inc. On September 24, 2001 certain portfolios of FAIF, including newly formed shell portfolios (which were organized solely to acquire the assets and continue business of certain portfolios of the Firstar Funds) merged with certain portfolios of the Firstar Funds. The following table illustrates the specifics of the mergers (000):

                                                                      ACQUIRED
                                                                     FUND'S NET
ACQUIRED FUND                   ACQUIRING FUND                         ASSETS
------------------------------  ----------------------------------  -----------
Firstar Large Cap Core(1)       First American Large Cap Core(2)    $ 335,610
 Class A                         Class A
 Class B                         Class B
 Class Y                         Class S
 Institutional Class             Class Y
Firstar Growth & Income(1)      First American Growth & Income(2)     662,988
 Class A                         Class A
 Class B                         Class B
 Class Y                         Class S
 Institutional Class             Class Y
Firstar Relative Value(1)       First American Relative Value(2)      395,702
 Class A                         Class A
 Class B                         Class B
 Class Y                         Class S
 Institutional Class             Class Y
Firstar Large Cap Growth(1)     First American Large Cap Growth(2)    185,259
 Class A                         Class A
 Class B                         Class B
 Class Y                         Class S
 Institutional Class             Class Y
Firstar Equity Income           First American Equity Income(1)        41,276(3)
 Class A                         Class A
 Class B                         Class B
 Class Y                         Class S
 Institutional Class             Class Y
Firstar Balanced Growth(1)      First American Balanced Growth        227,242
 Class A                         Class A
 Class B                         Class B
 Class Y                         Class S
 Institutional Class             Class Y
Firstar Balanced Income                                               126,447(4)
 Class A                         Class A
 Class B                         Class B
 Class Y                         Class S
 Institutional Class             Class Y
Firstar Mid Cap Core Equity(1)  First American Mid Cap Core(2)        468,645
 Class A                         Class A
 Class B                         Class B
 Class Y                         Class S
 Institutional Class             Class Y
Firstar Micro Cap(1)            First American Micro Cap (2)          289,894
 Class A                         Class A
 Class B                         Class B
 Class Y                         Class S
 Institutional Class             Class Y
--------------------------------------------------------------------------------

[WIDE TABLE CONTINUED FROM ABOVE]

                                   SHARES ISSUED TO
                                    SHAREHOLDERS OF  ACQUIRING FUND    COMBINED   TAX STATUS
ACQUIRED FUND                        ACQUIRED FUND       NET ASSETS  NET ASSETS  OF TRANSFER
--------------------------------------------------------------------------------------------
Firstar Large Cap Core(1)                               $    --      $ 335,610   Non-taxable
 Class A                                 1,406
 Class B                                   123
 Class Y                                   121
 Institutional Class                    12,631
Firstar Growth & Income(1)                                   --        662,988   Non-taxable
 Class A                                 4,878
 Class B                                   374
 Class Y                                 1,447
 Institutional Class                    16,110
Firstar Relative Value(1)                                    --        395,702   Non-taxable
 Class A                                 1,384
 Class B                                   504
 Class Y                                 1,134
 Institutional Class                    14,561
Firstar Large Cap Growth(1)                                  --        185,259   Non-taxable
 Class A                                   586
 Class B                                 3,175
 Class Y                                   657
 Institutional Class                     9,030
Firstar Equity Income                                   245,057        286,333   Non-taxable
 Class A                                    86
 Class B                                    69
 Class Y                                    27
 Institutional Class                     3,459
Firstar Balanced Growth(1)                              225,353(4)     579,042   Non-taxable
 Class A                                 4,968
 Class B                                   560
 Class Y                                 3,880
 Institutional Class                    15,433
Firstar Balanced Income
 Class A                                 4,483
 Class B                                   891
 Class Y                                   502
 Institutional Class                     7,951
Firstar Mid Cap Core Equity(1)                            --           468,645   Non-taxable
 Class A                                 2,906
 Class B                                    91
 Class Y                                    39
 Institutional Class                    14,087
Firstar Micro Cap(1)                                      --           289,894   Non-taxable
 Class A                                 2,581
 Class B                                   194
 Class Y                                   119
 Institutional Class                    15,293
--------------------------------------------------------------------------------------------

(146      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                    ACQUIRED
                                                                                  FUND'S NET
ACQUIRED FUND                       ACQUIRING FUND                                    ASSETS
--------------------------------------------------------------------------------------------
Firstar Small Cap Core Equity(1)    First American Small Cap Core(2)            296,588
 Class A                             Class A
 Class B                             Class B
 Class Y                             Class S
 Institutional Class                 Class Y
Firstar International Growth(1)     First American International                136,396
 Class A                             Class A
 Class B                             Class B
 Class Y                             Class S
 Institutional Class                 Class Y
Firstar International Value                                                      35,240 (5)
 Class A                             Class A
 Class B                             Class B
 Class Y                             Class S
 Institutional Class                 Class Y
Firstar REIT                        First American Real Estate Securities(1)     32,077 (6)
 Class A                             Class A
 Class B                             Class B
 Class Y                             Class S
 Institutional Class                 Class Y
Firstar Science & Technology(1)     First American Science & Technology(2)       35,449
 Class A                             Class A
 Class B                             Class B
 Class Y                             Class S
 Institutional Class                 Class Y
--------------------------------------------------------------------------------------------

[WIDE TABLE CONTINUED FROM ABOVE]

                                      SHARES ISSUED TO
                                       SHAREHOLDERS OF   ACQUIRING FUND     COMBINED   TAX STATUS
ACQUIRED FUND                            ACQUIRED FUND       NET ASSETS   NET ASSETS  OF TRANSFER
----------------------------------- ------------------ ---------------- ------------ ------------
Firstar Small Cap Core Equity(1)                               --        296,588     Non-taxable
 Class A                                   1,452
 Class B                                     174
 Class Y                                     305
 Institutional Class                      23,845
Firstar International Growth(1)                           536,522(5)     708,158     Non-taxable
 Class A                                     239
 Class B                                      86
 Class Y                                   1,128
 Institutional Class                      14,898
Firstar International Value
 Class A                                     368
 Class B                                      39
 Class Y                                       6
 Institutional Class                       3,813
Firstar REIT                                               63,394         95,471     Non-taxable
 Class A                                      --
 Class B                                      --
 Class Y                                       6
 Institutional Class                       2,572
Firstar Science & Technology(1)                                --         35,449     Non-taxable
 Class A                                     210
 Class B                                     763
 Class Y                                     300
 Institutional Class                       6,147
------------------------------------------------------------------------------------------------

(1)Accounting Survivor
(2)Shell Portfolio
(3)Includes accumulated realized loss of ($239) and unrealized appreciation of $8,261.
(4)Includes accumulated realized loss of ($19,184) and unrealized depreciation of ($37,098).
(5)Includes accumulated realized loss of ($124,169) and unrealized depreciation of ($150,432).
(6)Includes accumulated realized loss of ($2,258) and unrealized appreciation of $1,791.


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      147)

NOTES TO FINANCIAL STATEMENTS September 30, 2001

  On November 27, 2000, certain portfolios of the Firstar Funds, including newly formed shell portfolios (which were organized solely to acquire the assets and continue the business of certain portfolios of Mercantile Funds and Firstar Stellar Funds) merged with certain portfolios of Mercantile Funds and Stellar Funds. On December 11, 2000, certain other portfolios of Mercantile Funds and Firstar Stellar Funds merged into shell portfolios of Firstar Funds. The following table illustrates the specifics of the mergers (000):

                                                                                ACQUIRED
                                                                               FUND'S NET
ACQUIRED FUND                              ACQUIRING FUND                        ASSETS
-----------------------------------------------------------------------------------------
Mercantile Growth Equity                   Firstar Large Cap Core Equity(1)    $95,738(5)
 Class A                                    Class A
 Class B                                    Class B
 Institutional Class                        Class Y
 Trust Class                                Institutional Class
Mercantile Growth & Income Equity          Firstar Growth & Income(1)          268,736(4)
 Class A                                    Class A
 Class B                                    Class B
 Institutional Class                        Class Y
 Trust Class                                Institutional Class
Firstar Stellar Relative Value(1)          Firstar Relative Value(2)           503,157
 Class A                                    Class A
 Class B                                    Class B
 Class Y                                    Institutional Class
Firstar Stellar Growth Equity(1)           Firstar Large Cap Growth(2)         320,713
 Class A                                    Class A
 Class B                                    Class B
 Class Y                                    Institutional Class
Mercantile Equity Income(1)                Firstar Equity Income(2)             51,717
 Class A                                    Class A
 Class B                                    Class B
 Institutional Class                        Class Y
 Trust Class                                Institutional Class
Mercantile Balanced                        Firstar Balanced Growth(1)           66,580(3)
 Class A                                    Class A
 Class B                                    Class B
 Institutional Class                        Class Y
 Trust Class                                Institutional Class
Mercantile Small Cap Equity(1)             Firstar Emerging Growth             137,018
 Class A                                    Class A
 Class B                                    Class B
 Trust Class                                Institutional Class
Mercantile International Equity(1)         Firstar Core International Equity   131,976
 Class A                                    Class A
 Class B                                    Class B
 Trust Class                                Institutional Class
Firstar Stellar REIT(1)                    Firstar REIT (2)                     36,907
 Class Y                                    Institutional Class
Firstar Stellar Science & Technology(1)    Firstar Science & Technology(2)     121,342
 Class A                                    Class A
 Class B                                    Class B
 Class Y                                    Institutional Class
-------------------------------------------------------------------------------------------

[WIDE TABLE CONTINUED FROM ABOVE]

                                            SHARES ISSUED TO
                                             SHAREHOLDERS OF   ACQUIRING FUND     COMBINED   TAX STATUS
ACQUIRED FUND                                  ACQUIRED FUND       NET ASSETS   NET ASSETS  OF TRANSFER
-------------------------------------------------------------------------------------------------------
Mercantile Growth Equity                                     $356,198           $451,936    Non-taxable
 Class A                                            203
 Class B                                             56
 Institutional Class                                120
 Trust Class                                      2,276
Mercantile Growth & Income Equity                             673,486            942,222    Non-taxable
 Class A                                            970
 Class B                                            205
 Institutional Class                              1,654
 Trust Class                                      3,786
Firstar Stellar Relative Value(1)                                  --            503,157    Non-taxable
 Class A                                          1,458
 Class B                                            537
 Class Y                                         16,100
Firstar Stellar Growth Equity(1)                                   --            320,713    Non-taxable
 Class A                                             57
 Class B                                          3,972
 Class Y                                          9,383
Mercantile Equity Income(1)                                        --             51,717    Non-taxable
 Class A                                            134
 Class B                                             98
 Institutional Class                                 12
 Trust Class                                      7,693
Mercantile Balanced                                           212,028            278,608    Non-taxable
 Class A                                            274
 Class B                                             59
 Institutional Class                                533
 Trust Class                                      1,563
Mercantile Small Cap Equity(1)                                198,507(6)         335,525    Non-taxable
 Class A                                            801
 Class B                                             31
 Trust Class                                     14,027
Mercantile International Equity(1)                             37,900            169,876    Non-taxable
 Class A                                              2
 Class B                                              9
 Trust Class                                      2,901
Firstar Stellar REIT(1)                                            --             36,907    Non-taxable
 Class Y                                          4,085
Firstar Stellar Science & Technology(1)                            --            121,342    Non-taxable
 Class A                                            106
 Class B                                            704
 Class Y                                          6,251
-------------------------------------------------------------------------------------------------------

(1)Accounting Survivor
(2)Shell Portfolio
(3)Includes accumulated realized loss of ($114) and unrealized depreciation of ($283).
(4)Includes unrealized appreciation of $50,298.
(5)Includes unrealized appreciation of $40,483.
(6)Includes unrealized appreciation of $18,818.


(148      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

8 >  OPTIONS WRITTEN

     The following options written were outstanding as of September 30, 2001:


     PUT OPTIONS WRITTEN

                                        EXPIRATION     EXERCISE     NUMBER OF    MARKET VALUE
ISSUER                                        DATE        PRICE     CONTRACTS           (000)
-----------------------------------   ------------   ----------   -----------   -------------
  CAPITAL GROWTH FUND:
   CheckPoint Software Technology           Oct-01        50           28           $   81
   Juniper Networks                         Oct-01        20          100              100
   Texaco                                   Oct-01        70           75               37
                                                                                    ------
   Total put options outstanding
    (premiums received, $71)                                                        $  218
                                                                                    ------
  SCIENCE & TECHNOLOGY FUND:
   Siebel Systems, Inc.                     Nov-01        30           95           $  159
   Somanetics Corporation                   Nov-01       460          100              909
                                                                                    ------
   Total put options outstanding
    (premiums received, $616)                                                       $1,068
                                                                                    ------


     CALL OPTIONS WRITTEN

                            EXPIRATION    EXERCISE     NUMBER OF    MARKET VALUE
ISSUER                            DATE       PRICE     CONTRACTS           (000)
------------------------   -----------   ---------   -----------   -------------
  CAPITAL GROWTH FUND:
   Cardinal Health              Dec-01      75           150             $ 66
   Cardinal Health              Dec-01      80           100               23
   Kohl's                       Jan-02      60           250               40
   Wal-Mart Stores              Dec-01      55           300               35
                                                                         ----
   Total call options outstanding (premiums received, $104)              $164
                                                                         ----

     Transactions in options written for the period ended September 30, 2001, were as follows:



     PUT OPTIONS WRITTEN

                                       NUMBER OF         PREMIUM
                                       CONTRACTS    AMOUNT (000)
                                     -----------   -------------
  CAPITAL GROWTH FUND:
   Balance at September 30, 2000           245        $   78
   Opened                                2,075           686
   Expired                                (980)         (237)
   Exercised                              (412)         (204)
   Closed                                 (725)         (252)
                                         -----        ------
   Balance at September 30, 2001           203        $   71
                                         -----        ------
  SCIENCE & TECHNOLOGY FUND:
   Balance at September 30, 2000           127        $  215
   Opened                                1,525         1,560
   Expired                                 (50)          (18)
   Exercised                              (442)         (366)
   Closed                                 (965)         (775)
                                         -----        ------
   Balance at September 30, 2001           195        $  616
                                         -----        ------
  CALL OPTIONS WRITTEN

  CAPITAL GROWTH FUND:
   Balance at September 30, 2000           700        $  159
   Opened                                3,450           605
   Expired                              (2,200)         (405)
   Closed                               (1,150)         (255)
                                        ------        ------
   Balance at September 30, 2001           800        $  104
                                        ------        ------
  SCIENCE & TECHNOLOGY FUND:
   Balance at September 30, 2000           103        $   38
   Opened                                1,010           391
   Closed                               (1,115)         (429)
                                        ------        ------
   Balance at September 30, 2001            --        $   --
                                        ------        ------


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      149)

NOTICE TO SHAREHOLDERS September 30, 2001 (unaudited)

  THE INFORMATION SET FORTH BELOW IS FOR EACH FUND'S FISCAL YEAR AS REQUIRED BY FEDERAL LAWS. SHAREHOLDERS, HOWEVER, MUST REPORT DISTRIBUTIONS ON A CALENDAR YEAR BASIS FOR INCOME TAX PURPOSES, WHICH MAY INCLUDE DISTRIBUTIONS FOR PORTIONS OF TWO FISCAL YEARS OF A FUND. ACCORDINGLY, THE INFORMATION NEEDED BY SHAREHOLDERS FOR INCOME TAX PURPOSES WILL BE SENT TO THEM IN EARLY 2002. PLEASE CONSULT YOUR TAX ADVISOR FOR PROPER TREATMENT OF THIS INFORMATION.

  Dear First American Shareholders:

  For the fiscal year ended September 30, 2001, each Fund has designated long term capital gains and qualifying dividends with regard to distributions paid during the year as follows:

                                              (A)               (B)               (C)             (D)
                                        LONG TERM          ORDINARY
                                    CAPITAL GAINS            INCOME             TOTAL
                                    DISTRIBUTIONS     DISTRIBUTIONS     DISTRIBUTIONS      QUALIFYING
                                      (TAX BASIS)       (TAX BASIS)       (TAX BASIS)    DIVIDENDS(1)
  ---------------------------------------------------------------------------------------------------
  Large Cap Growth Fund                 100%                0%             100%                0%
  Large Cap Value Fund                   90                10              100               100
  Large Cap Core Fund                    93                 7              100                62
  Growth & Income Fund                   94                 6              100               100
  Relative Value Fund                    43                57              100               100
  Capital Growth Fund                   100                 0              100                 0
  Equity Income Fund                     88                12              100                88
  Balanced Fund                          73                27              100                19
  Mid Cap Growth Fund                    50                50              100                 0
  Mid Cap Value Fund                      0               100              100               100
  Mid Cap Core Fund                      44                56              100                 2
  Micro Cap Fund                         15                85              100                 1
  Small Cap Growth Fund                  40                60              100                 9
  Small Cap Value Fund                   50                50              100                10
  Small Cap Core Fund                    46                54              100                 6
  International Fund                     83                17              100                 0
  Health Sciences Fund                   65                35              100                25
  Real Estate Securities Fund             0               100              100                 0
  Technology Fund                        74                26              100                 0
-----------------------------------------------------------------------------------------------------

  *Items (A) and (B) are based on a percentage of the fund's total distributions.
 **Item (D) is based on a percentage of ordinary income distributions of the fund.
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
(2)Real Estate Securities Fund is not shown due To the fact that the tax year end is December 31st.



  SHAREHOLDER MEETINGS

  At a special meeting of shareholders of the First American Funds on August 31, 2001, the shareholders of each of the Funds voted to approve the following proposals:

  Proposal No. 1 -- Election of Robert J. Dayton, Andrew S. Duff, Roger A. Gibson, Andrew M. Hunter III, Leonard W. Kedrowski, John M. Murphy, Jr., Richard K. Riederer, Joseph D. Strauss, Virginia L. Stringer and James M. Wade as Directors.

  At the meeting, shareholders approved Proposal No. 1 as follows:

                             SHARES VOTED FOR    SHARES WITHHELD
  --------------------------------------------------------------
  Robert J. Dayton            558,356,535          8,806,518
  Andrew S. Duff              564,054,926          3,108,127
  Roger A. Gibson             564,135,567          3,027,486
  Andrew M. Hunter III        564,182,351          2,080,702
  Leonard W. Kedrowski        564,142,080          3,020,973
  John M. Murphy, Jr.         563,979,300          3,183,753
  Richard K. Riederer         564,286,876          2,876,177
  Joseph D. Strauss           564,169,341          2,993,712
  Virginia L. Stringer        553,921,602          3,241,451
  James M. Wade               564,289,279          2,873,774
  --------------------------------------------------------------


(150      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

Proposal No. 2 -- Ratification of the selection of Ernst & Young LLP as independent public accountants for the Company.

At the meeting, shareholders approved Proposal No. 2 as follows:

      FOR                          AGAINST                          ABSTAIN
--------------------------------------------------------------------------------
  563,155,535                      986,817                         3,020,716
--------------------------------------------------------------------------------


Proposal No. 4 -- Approval of a new sub-advisory agreement with Clay Finlay,
Inc.

At the meeting, shareholders approved Proposal No. 3 as follows:

                                   FOR              AGAINST             ABSTAIN
--------------------------------------------------------------------------------
  International                 46,431,207          259,165             322,987
--------------------------------------------------------------------------------


Proposal No. 5 -- To approve the modification or elimination of certain fundamental investment restrictions of the funds.


At the meeting, shareholders approved Proposal No. 5 as follows:

5A -- Modify investment restriction regarding concentration in a particular industry.

                                  FOR     AGAINST     ABSTAIN    BROKER NON-VOTE
                          ------------   ---------   ---------   ---------------
Large Cap Growth            46,221,675     517,478     373,173      9,010,338
Large Cap Value             47,936,936     578,116     287,564      6,040,688
Balanced                    11,748,062     278,346     362,084      2,494,517
Equity Income               12,771,923     178,811     132,535      1,457,459
Mid Cap Growth              26,069,771     606,685     344,685      4,420,016
Mid Cap Value               17,613,986     106,813      74,105      1,233,246
Small Cap Growth            22,417,869     195,958     109,685      2,491,112
Small Cap Value             24,593,327     903,789     101,364      1,794,375
Health Sciences              1,426,095      19,729      31,819        363,495
Real Estate Securities       3,483,034       7,349      14,963        234,129
Technology                   6,943,955     208,472      99,963      2,529,603
International               39,319,909     410,002     357,535      6,925,913
Emerging Markets             6,803,835      13,736      27,198        383,384
-----------------------   ------------   ---------   ---------   ---------------


5B -- Modify investment restriction regarding borrowing.

                                  FOR     AGAINST     ABSTAIN    BROKER NON-VOTE
                          ------------   ---------   ---------   ---------------
  Large Cap Growth          46,040,766     643,685     427,875      9,010,338
  Large Cap Value           47,730,049     666,836     406,731      6,040,688
  Balanced                  11,759,460     284,621     344,311      2,434,517
  Equity Income             12,753,377     206,354     123,538      1,457,459
  Mid Cap Growth            25,930,988     895,574     394,162      4,420,016
  Mid Cap Value             17,614,050     102,027      78,826      1,233,246
  Small Cap Growth          22,376,239     210,135     137,138      2,491,112
  Small Cap Value           24,446,988     409,398     142,093      1,794,376
  Health Sciences            1,420,172      26,531      30,940        363,495
  Real Estate Securities     3,470,009      20,294      15,044        234,128
  Technology                 6,914,119     222,198     118,073      2,529,603
  International             39,202,368     568,723     316,355      6,925,913
  Emerging Markets           6,798,784      18,271      27,714        363,384
-----------------------   ------------   ---------   ---------   ---------------


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      151)

NOTICE TO SHAREHOLDERS September 30, 2001 (unaudited)


5C -- Modify investment restriction regarding issuance of senior securities.


                                  FOR     AGAINST     ABSTAIN    BROKER NON-VOTE
                          ------------   ---------   ---------   ---------------
  Large Cap Growth          46,053,602     595,392     463,331      9,010,336
  Large Cap Value           47,749,534     620,567     433,515      6,040,688
  Balanced                  11,762,528     234,880     390,984      2,494,517
  Equity Income             12,762,693     177,880     142,716      1,457,459
  Mid Cap Growth            26,003,088     648,790     368,846      4,420,016
  Mid CapValue              17,612,193     108,022      74,689      1,233,246
  Small Cap Growth          22,374,947     226,459     122,106      2,491,112
  Small Cap Value           24,604,399     251,064     143,017      1,794,375
  Health Sciences            1,418,141      26,800      32,702        363,495
  Real Estate Securities     3,450,450      36,394      18,503        234,128
  Technology                 6,901,620     241,930     108,840      2,529,603
  International             39,246,359     417,348     423,739      6,925,913
  Emerging Markets           6,792,425      24,944      27,400        363,384
-----------------------   ------------   ---------   ---------   ---------------


5D -- Eliminate the investment restriction regarding margin purchases and short sales.

                                  FOR     AGAINST     ABSTAIN    BROKER NON-VOTE
                          ------------   ---------   ---------   ---------------
  Large Cap Growth          45,428,884   1,234,971     448,471      9,010,336
  Large Cap Value           47,501,171     878,887     423,558      6,040,686
  Balanced                  11,702,450     314,461     371,481      2,494,517
  Equity Income             12,586,876     267,740     128,653      1,457,459
  Mid Cap Growth            25,812,283     837,730     370,711      4,420,016
  Mid Cap Value             17,574,220     137,673      83,011      1,233,245
  Small Cap Growth          22,204,509     350,416     168,587      2,491,112
  Small Cap Value           24,981,505     459,077     157,898      1,794,375
  Health Sciences            1,413,310      34,388      29,945        363,485
  Real Estate Securities     3,374,690     106,203      24,454        234,128
  Technology                 6,813,037     312,093     127,260      2,529,603
  International             38,929,610     890,608     327,228      6,925,913
  Emerging Markets           6,780,132      34,105      30,532        363,384
-----------------------   ------------   ---------   ---------   ---------------


5E -- Modify investment restriction regarding investments in commodities.

                                  FOR     AGAINST     ABSTAIN    BROKER NON-VOTE
                          ------------   ---------   ---------   ---------------
  Large Cap Growth          46,080,801     668,677     382,848      9,010,336
  Large Cap Value           47,745,580     624,791     433,245      6,040,688
  Balanced                  11,775,329     255,136     357,927      2,494,517
  Equity Income             12,728,029     224,596     130,644      1,457,459
  Mid Cap Growth            25,993,248     677,643     349,833      4,420,016
  Mid Cap Value             17,505,625     116,876      71,403      1,233,246
  Small Cap Growth          22,339,942     270,770     112,800      2,491,112
  Small Cap Value           24,614,709     253,549     130,222      1,794,375
  Health Sciences            1,414,287      28,712      34,643        363,496
  Real Estate Securities     3,439,447      48,689      19,211        234,128
  Technology                 8,838,585     308,784     105,021      2,529,603
  International             39,259,532     501,823     316,091      6,925,913
  Emerging Markets           6,786,757      31,532      26,480        363,384
-----------------------   ------------   ---------   ---------   ---------------


5F -- Modify investment restriction regarding investments in real estate.

                                  FOR     AGAINST     ABSTAIN    BROKER NON-VOTE
                          ------------   ---------   ---------   ---------------
  Large Cap Growth          46,174,078     549,339     388,915      9,010,336
  Large Cap Value           47,875,943     516,822     410,851      6,040,688
  Balanced                  11,760,826     264,722     362,844      2,494,517
  Equity Income             12,735,266     227,057     120,945      1,457,459
  Mid Cap Growth            25,976,469     687,796     356,458      4,420,016
  Mid Cap Value             17,633,609      91,367      69,928      1,233,246
  Small Cap Growth          22,395,608     200,539     127,365      2,491,112
  Small Cap Value           24,637,467     234,455     126,558      1,794,375
  Health Sciences            1,420,043      23,671      33,929        363,495
  Real Estate Securities     3,449,313      39,766      16,268        234,128
  Technology                 6,937,985     213,885     100,520      2,529,603
  International             39,358,936     372,058     356,452      6,925,913
  Emerging Markets           6,792,804      24,622      27,343        363,384
-----------------------   ------------   ---------   ---------   ---------------


(152      FIRST AMERICAN FUNDS ANNUAL REPORT 2001

5G -- Modify the investment restriction regarding underwriting securities.

                                  FOR     AGAINST     ABSTAIN    BROKER NON-VOTE
                          ------------   ---------   ---------   ---------------
  Large Cap Growth          46,044,126     589,737     478,463      9,010,336
  Large Cap Value           47,885,453     493,758     424,405      6,040,688
  Balanced                  11,760,737     260,634     367,021      2,494,517
  Equity Income             12,729,028     218,030     136,211      1,457,459
  Mid Cap Growth            26,006,380     637,830     376,514      4,420,016
  Mid Cap Value             17,599,896     118,052      76,956      1,233,246
  Small Cap Growth          22,356,064     226,274     141,174      2,481,112
  Small Cap Value           24,640,151     224,005     134,323      1,794,375
  Health Sciences            1,423,370      19,774      34,498        363,496
  Real Estate Securities     3,446,343      42,085      16,918        234,128
  Technology                 6,921,671     217,021     113,698      2,529,603
  International             39,342,047     421,131     324,288      6,925,913
  Emerging Markets           6,793,048      23,504      28,217        363,384
-----------------------   ------------   ---------   ---------   ---------------


5H -- Modify investment restriction regarding lending.

                                  FOR     AGAINST     ABSTAIN    BROKER NON-VOTE
                          ------------   ---------   ---------   ---------------
  Large Cap Growth          45,980,861     675,547     455,918      9,010,336
  Large Cap Value           47,778,668     604,596     420,252      6,040,688
  Balanced                  11,729,635     304,763     354,004      2,494,517
  Equity Income             12,734,736     234,487     114,046      1,457,459
  Mid Cap Growth            25,954,437     687,132     379,155      4,420,016
  Mid Cap Value             17,589,123     128,653      77,127      1,299,246
  Small Cap Growth          22,328,818     249,960     144,734      2,491,112
  Small Cap Value           24,616,889     245,852     135,739      1,794,375
  Health Sciences            1,418,126      28,855      30,661        363,496
  Real Estate Securities     3,448,349      41,854      15,044        234,128
  Technology                 6,899,652     228,500     124,238      2,529,603
  International             39,306,612     477,150     303,684      6,925,913
  Emerging Markets           6,789,468      27,139      28,182        363,384
-----------------------   ------------   ---------   ---------   ---------------


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2001      153)

                 (This page has been left blank intentionally.)

BOARD OF DIRECTORS First American Investment Funds, Inc.



        MR. ROBERT DAYTON
        Director of First American Investment Funds, Inc.
        Retired; former Chief Executive Officer of Okabena Company


        MR. ANDREW DUFF
        Director of First American Investment Funds, Inc.
        President and Chief Executive Officer of U.S. Bancorp Piper Jaffray


        MR. ROGER GIBSON
        Director of First American Investment Funds, Inc.
        Vice President of North America-Mountain Region for United Airlines


        MR. ANDREW HUNTER III
        Director of First American Investment Funds, Inc.
        Chairman of Hunter, Keith Industries, Inc.


        MR. LEONARD KEDROWSKI
        Director of First American Investment Funds, Inc.
        Owner and President of Executive Management Consulting, Inc.


        MR. JOHN MURPHY JR.
        Director of First American Investment Funds, Inc.
        Executive Vice President of U.S. Bancorp


        MR. RICHARD RIEDERER
        Director of First American Investment Funds, Inc.
        Retired; former President and Chief Executive Officer of Weirton Steel


        MR. JOSEPH STRAUSS
        Director of First American Investment Funds, Inc.
        Former Chairman of First American Investment Funds, Inc.
        Owner and President of Strauss Management Company


        MS. VIRGINIA STRINGER
        Chairperson of First American Investment Funds, Inc.
        Owner and President of Strategic Management Resources, Inc.


        MR. JAMES WADE
        Director of First American Investment Funds, Inc.
        Owner and President of Jim Wade Homes

[LOGO] FIRST AMERICAN FUNDS(TM)


DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

For a prospectus or fund profile containing more information on First American Funds, including investment policies, fees, and expenses, please contact your investment professional, call First American Funds Investor Services at 800.677.FUND, or visit us on the web at firstamericanfunds.com. Please read the prospectus or profile carefully before you invest or send money.


INVESTMENT ADVISOR AND ADMINISTRATOR
     U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT, INC.,
     A SUBSIDIARY OF U.S. BANK NATIONAL ASSOCIATION
     601 Second Avenue South
     Minneapolis, Minnesota 55402

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street, 2nd floor
     Milwaukee, WI 53202

INDEPENDENT AUDITORS
     ERNST & YOUNG LLP
     1400 Pillsbury Center
     200 South Sixth Street
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Minneapolis, Minnesota 55402





--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS                                            Presort Standard
c/o Fulfillment Agent, American Financial Printing Inc.           U.S. Postage
404 Industrial Boulevard, N.E.                                        Paid
Minneapolis, MN 55413                                               Mpls, MN
                                                                Permit No. 26388

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Funds Investor Services at 800.677.FUND.

2139-01 11/2001  AR-EQUITY

PART C. OTHER INFORMATION

Item 15. Indemnification

         The first four paragraphs of Item 27 of Part C of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, dated November 27, 1987, are incorporated herein by reference.

         On February 18, 1988 the indemnification provisions of the Maryland General Corporation Law (the "Law") were amended to permit, among other things, corporations to indemnify directors and officers unless it is proved that the individual (1) acted in bad faith or with active and deliberate dishonesty, (2) actually received an improper personal benefit in money, property or services, or (3) in the case of a criminal proceeding, had reasonable cause to believe that his act or omission was unlawful. The Law was also amended to permit corporations to indemnify directors and officers for amounts paid in settlement of stockholders' derivative suits.

         The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2,
1980).

         Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

         The Registrant maintains officers' and directors' liability insurance providing coverage, with certain exceptions, for acts and omissions in the course of the covered persons' duties as officers and directors.

Item 16. Exhibits

       (1)(a) Amended and Restated Articles of Incorporation, as amended through April 2, 1998 (Incorporated by reference to Exhibit
                     (1) to Post-Effective Amendment No. 36, Filed on April 15, 1998 (File Nos. 33-16905, 811-05309)).

       (1)(b) Articles Supplementary, designating new series and new share classes (Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 54, Filed on June 27, 2001 (File Nos. 33-16905, 811-05309)).

       (2) Bylaws, as amended through June 1, 2001 (Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 54, Filed on June 27, 2001 (File Nos. 33-16905,
                     811-05309)).

       (3)           Not applicable.

*      (4)           Form of Agreement and Plan of Reorganization.

       (5)           Not applicable.

       (6)(a) Investment Advisory Agreement dated April 2, 1991, between the Registrant and First Bank National Association, as amended and supplemented through August 1994, and assigned to U.S. Bancorp Piper Jaffray Asset Management, Inc. on May 2, 2001 (Incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 21, Filed on May 15, 1995 (File Nos. 33-16905, 811-05309)).

       (6)(b) Exhibit A to Investment Advisory Agreement (series and advisory fees) (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 54, Filed on June 27, 2001 (File Nos. 33-16905, 811-05309)).

       (6)(c) Supplement to Advisory Agreement Relating to International Fund dated December 31, 1993 (Incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

       (6)(d) Supplement to Advisory Agreement Relating to Emerging Markets Fund dated July 23, 1998 (Incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

       (6)(e) Supplement to Advisory Agreement Relating to Strategic Income Fund dated July 24, 1998 (Incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

       (6)(f)        Sub-Advisory Agreement dated July 1, 2001, between U.S.
                     Bancorp Piper Jaffray Asset Management, Inc. and Clay Finlay Inc. with respect to International Fund (Incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 54, Filed on June 27, 2001 (File Nos. 33-16905, 811-05309)).

       (6)(g)        Sub-Advisory Agreement dated July 23, 1998, between U.S.
                     Bank National Association, as assigned to U.S. Bancorp Piper Jaffray Asset Management, Inc. on May 2, 2001, and Marvin & Palmer Associates, Inc., with respect to Emerging Markets Fund (Incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 39, Filed on July 31, 1998 (File Nos. 33-16905, 811-05309)).

       (6)(h)        Sub-Advisory Agreement dated July 24, 1998, between U.S.
                     Bank National Association, as assigned to U.S. Bancorp Piper Jaffray Asset Management, Inc. on May 2, 2001, and Federated Global Investment Management Corp., with respect to Strategic Income Fund (Incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 39, Filed on July 31, 1998 (File Nos. 33-16905, 811-05309)).

       (7)(a) Distribution Agreement [Class A and Class Y Shares,] between the Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit e(1) to Post-Effective Amendment No. 58, filed on September 21, 2001 (File Nos. 33-16905, 811-05309)).

       (7)(b) Distribution and Service Agreement [Class B] between the Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit e(2) to Post-Effective Amendment No. 58, filed on September 21, 2001 (File Nos. 33-16905, 811-05309)).

       (7)(c) Distribution and Service Agreement [Class C] between the Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit e(3) to Post-Effective Amendment No. 58, filed on September 21, 2001 (File Nos. 33-16905, 811-05309)).

       (7)(d) Shareholder Service Plan and Agreement [Class S] between Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit e(4) to Post-Effective Amendment No. 58, filed on September 21, 2001 (File Nos. 33-16905, 811-05309)).

       (7)(e) Dealer Agreement (Incorporated by reference to Exhibit e(5) to Post-Effective Amendment No. 58, filed on September 21, 2001 (File Nos. 33-16905, 811-05309)).

       (8) Deferred Compensation Plan for Directors Trust Agreement dated January 1, 2000 (Incorporated by reference to Exhibit
                     (f) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

       (9)(a) Custodian Agreement dated September 20, 1993, between the Registrant and First Trust National Association, as supplemented through August 1994 (Incorporated by reference to Exhibit (8) to Post-Effective Amendment No. 18 (File Nos. 33-16905, 811-05309)).

       (9)(b) Supplement dated March 15, 1994, to Custodian Agreement dated September 20, 1993 (File Nos. 33-16905, 811-05309).

       (9)(c) Further Supplement dated November 21, 1997, with respect to International Index Fund, and July 23, 1998, with respect to Strategic Income Fund and Emerging Markets Fund, to Custodian Agreement dated September 20, 1993 (Incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 39, Filed on July 31, 1998 (File Nos. 33-16905,
                     811-05309)).

       (9)(d) Compensation Agreement pursuant to Custodian Agreement dated September 20, 1993, as amended (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 54, Filed on June 27, 2001 (File Nos. 33-16905,
                     811-05309)).

       (9)(e) Compensation Agreement dated as of September 19, 2001, pursuant to Custodian Agreement dated September 20, 1993, as amended.

       (9)(f) Assignment of Custodian Agreements and Security Lending Agency Agreement to U.S. Bank National Association, dated May 1, 1998 (Incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 41, Filed on December 2, 1998 (File Nos. 33-16905, 811-05309)).

       (9)(g) Further Supplement to Custodian Agreement dated December 8, 1999 (Incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 44, Filed on January 28, 2000 (File Nos. 33-16905, 811-05309)).

       (10)(a) Distribution Plan [Class A], Retail Class (Incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

       (10)(b) Distribution Plan [Class B] Contingent Deferred Sales Change Class. (Incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 21, Filed on May 15, 1995 (File Nos. 33-16905, 811-05309)).

       (10)(c) Service Plan [Class B] (Incorporated by reference to Exhibit (15)(c) to Post-Effective Amendment No. 21, Filed on May 15, 1995 (File Nos. 33-16905, 811-05309)).

       (10)(d) Distribution Plan [Class C] Level-Load Class (Incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 42, Filed on February 1, 1999 (File Nos. 33-16905, 811-05309)).

       (10)(e) Service Plan [Class C] (Incorporated by reference to Exhibit (m)(5) to Post-Effective Amendment No. 42, Filed on February 1, 1999 (File Nos. 33-16905, 811-05309)).

       (10)(f) Multiple Class Plan Pursuant to Rule 18f-3, dated June 1, 2001 (Incorporated by reference to Exhibit (n)(1) to Post-Effective Amendment No. 54, Filed on June 27, 2001 (File Nos. 33-16905, 811-05309)).

**     (11)          Opinion and consent of Dorsey & Whitney LLP.

**     (12)          Opinion of Faegre & Benson LLP regarding tax matters.

       (13)          Not applicable.

**     (14)          Consent of Ernst & Young LLP.

       (15)          None.

**     (16)          Powers of Attorney.

**     (17)(a)       Form of Capital Growth Fund Proxy Card.

**     (17)(b)       Form of Relative Value Fund Proxy Card.

**     (17)(c)       Form of Growth & Income Fund Proxy Card.

**     (17)(d)       Form of Science & Technology Fund Proxy Card.

**     (17)(e)       Forms of Voting Instructions

--------------------------------------------------------------------------------
* Filed herewith as Exhibit A to the Prospectus/Proxy Statement included in Part A to this Registration Statement.
**   Filed herewith.


Item 17. Undertakings

              (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

              (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant in the City of Minneapolis and State of Minnesota, on the 4th day of March, 2002.

                                       FIRST AMERICAN INVESTMENT FUNDS, INC.
                                                    Registrant

                                               By:   /s/ James L. Chosy
                                                    ----------------------------
                                                    James L. Chosy
                                                    Secretary

         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

         Signature                       Title                      Date
         ---------                       -----                      ----

  /s/ Jeffery M. Wilson              Senior Vice President      March 4, 2002
-------------------------------
Jeffery M. Wilson

*Robert J. Dayton                       Director
-------------------------------
(Robert J. Dayton)

*Roger A. Gibson                        Director
-------------------------------
(Roger A. Gibson)

*Andrew M. Hunter III                   Director
-------------------------------
(Andrew M. Hunter III)

*Leonard W. Kedrowski                   Director
-------------------------------
(Leonard W. Kedrowski)

*John M. Murphy, Jr.                    Director
-------------------------------
(John M. Murphy, Jr.)

*Richard K. Riederer                    Director
-------------------------------
(Richard K. Riederer)

*Joseph D. Strauss                      Director
-------------------------------
(Joseph D. Strauss)

*Virginia L. Stringer                   Director
-------------------------------
(Virginia L. Stringer)

*James M. Wade                          Director
-------------------------------
(James M. Wade)

*By:   /s/ James L. Chosy               Attorney-in-fact        March 4, 2002
    ---------------------------
    James L. Chosy